Portfolio of Investments
CTIVP® – Loomis Sayles Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 11.3%
Interactive Media & Services 11.3%
Alphabet, Inc., Class A(a)	56,166	66,101,204
Alphabet, Inc., Class C(a)	56,307	66,065,566
Facebook, Inc., Class A(a)	748,958	124,843,809
Total		257,010,579
Total Communication Services		257,010,579
Consumer Discretionary 19.0%
Hotels, Restaurants & Leisure 6.5%
Starbucks Corp.	981,772	72,984,930
Yum China Holdings, Inc.	717,770	32,235,051
Yum! Brands, Inc.	426,509	42,569,863
Total		147,789,844
Internet & Direct Marketing Retail 12.5%
Alibaba Group Holding Ltd., ADR(a)	726,954	132,632,757
Amazon.com, Inc.(a)	85,754	152,706,436
Total		285,339,193
Total Consumer Discretionary		433,129,037
Consumer Staples 13.1%
Beverages 5.5%
Coca-Cola Co. (The)	1,161,166	54,412,239
Monster Beverage Corp.(a)	1,303,780	71,160,312
Total		125,572,551
Food Products 2.7%
Danone SA, ADR	3,938,267	60,629,621
Household Products 4.9%
Colgate-Palmolive Co.	636,405	43,619,199
Procter & Gamble Co. (The)	643,612	66,967,828
Total		110,587,027
Total Consumer Staples		296,789,199
Energy 1.8%
Energy Equipment & Services 1.8%
Schlumberger Ltd.	923,024	40,216,156
Total Energy		40,216,156
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.1%
Capital Markets 4.0%
Factset Research Systems, Inc.	174,234	43,257,075
SEI Investments Co.	907,014	47,391,482
Total		90,648,557
Consumer Finance 1.1%
American Express Co.	236,342	25,832,180
Total Financials		116,480,737
Health Care 14.8%
Biotechnology 5.1%
Amgen, Inc.	200,694	38,127,846
Regeneron Pharmaceuticals, Inc.(a)	187,652	77,053,664
Total		115,181,510
Health Care Equipment & Supplies 2.0%
Varian Medical Systems, Inc.(a)	316,843	44,902,990
Health Care Technology 1.8%
Cerner Corp.(a)	737,919	42,216,346
Pharmaceuticals 5.9%
Merck & Co., Inc.	343,883	28,600,749
Novartis AG, ADR	426,525	41,006,113
Novo Nordisk A/S, ADR	1,248,392	65,303,386
Total		134,910,248
Total Health Care		337,211,094
Industrials 5.6%
Air Freight & Logistics 2.9%
Expeditors International of Washington, Inc.	874,531	66,376,903
Machinery 2.7%
Deere & Co.	375,906	60,084,815
Total Industrials		126,461,718
Information Technology 28.4%
Communications Equipment 3.2%
Cisco Systems, Inc.	1,338,442	72,262,484
CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
CTIVP® – Loomis Sayles Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.5%
Automatic Data Processing, Inc.	145,579	23,254,790
Visa, Inc., Class A	946,496	147,833,210
Total		171,088,000
Semiconductors & Semiconductor Equipment 4.8%
NVIDIA Corp.	299,653	53,805,693
QUALCOMM, Inc.	985,786	56,219,375
Total		110,025,068
Software 12.9%
Autodesk, Inc.(a)	623,653	97,177,610
Microsoft Corp.	665,608	78,501,808
Oracle Corp.	2,189,420	117,593,748
Total		293,273,166
Total Information Technology		646,648,718
Total Common Stocks (Cost $1,482,992,024)		2,253,947,238

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	21,204,663	21,202,542
Total Money Market Funds (Cost $21,202,542)		21,202,542
Total Investments in Securities (Cost: $1,504,194,566)		2,275,149,780
Other Assets & Liabilities, Net		(573,448)
Net Assets		2,274,576,332

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	48,043,577	19,574,685	(46,413,599)	21,204,663	—	—	139,657	21,202,542
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Loomis Sayles Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	257,010,579	—	—	—	257,010,579
Consumer Discretionary	433,129,037	—	—	—	433,129,037
Consumer Staples	236,159,578	60,629,621	—	—	296,789,199
Energy	40,216,156	—	—	—	40,216,156
Financials	116,480,737	—	—	—	116,480,737
Health Care	337,211,094	—	—	—	337,211,094
Industrials	126,461,718	—	—	—	126,461,718
Information Technology	646,648,718	—	—	—	646,648,718
Total Common Stocks	2,193,317,617	60,629,621	—	—	2,253,947,238
Money Market Funds	—	—	—	21,202,542	21,202,542
Total Investments in Securities	2,193,317,617	60,629,621	—	21,202,542	2,275,149,780
CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
CTIVP® – Loomis Sayles Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	55,524,197	55,524,197	—
4	CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Argentina 0.4%
Banco Macro SA, ADR	100,113	4,581,171
Australia 1.3%
Ansell Ltd.	808,499	14,607,226
Brazil 1.1%
Pagseguro Digital Ltd., Class A(a)	413,336	12,338,080
Canada 4.3%
Cott Corp.	1,518,565	22,186,234
Stars Group, Inc. (The)(a)	688,568	12,036,479
Yamana Gold, Inc.	4,793,198	12,510,247
Total		46,732,960
China 1.6%
BeiGene Ltd., ADR(a)	13,706	1,809,192
Tencent Holdings Ltd.	348,400	16,022,149
Total		17,831,341
Finland 2.2%
Neste OYJ	59,403	6,330,356
UPM-Kymmene OYJ	591,071	17,238,886
Total		23,569,242
France 8.4%
AtoS	63,317	6,108,224
BNP Paribas SA	257,746	12,319,687
Capgemini SE	174,296	21,135,343
DBV Technologies SA, ADR(a)	155,527	1,199,113
Eiffage SA	150,322	14,444,310
Sanofi	300,669	26,557,076
Total SA	184,470	10,247,138
Total		92,010,891
Germany 2.2%
Aroundtown SA	738,980	6,092,790
Bayer AG, Registered Shares	166,083	10,731,091
Duerr AG	190,777	7,481,585
Total		24,305,466
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.6%
Link REIT (The)	768,000	8,991,485
WH Group Ltd.	18,181,500	19,447,420
Total		28,438,905
Ireland 0.2%
Amarin Corp. PLC, ADR(a)	84,233	1,748,677
Israel 2.1%
Bank Hapoalim BM	2,567,882	17,065,339
Bezeq Israeli The Telecommunication Corp., Ltd.	7,782,124	5,597,354
Total		22,662,693
Italy 1.6%
Recordati SpA	434,845	16,931,104
Japan 24.6%
Amano Corp.	649,200	15,343,292
BayCurrent Consulting, Inc.	376,000	11,841,248
CYBERDYNE, Inc.(a)	244,100	1,513,330
Hoya Corp.	204,700	13,558,769
Invincible Investment Corp.	29,147	14,263,102
ITOCHU Corp.	998,900	18,103,843
Kinden Corp.	500,000	8,297,062
Koito Manufacturing Co., Ltd.	236,900	13,468,488
Matsumotokiyoshi Holdings Co., Ltd.	507,200	16,947,014
Meitec Corp.	84,400	3,844,556
Mitsubishi UFJ Financial Group, Inc.	2,614,200	12,929,295
Nihon M&A Center, Inc.	839,700	23,079,988
Nippon Telegraph & Telephone Corp.	384,900	16,408,708
ORIX Corp.	1,158,100	16,639,129
Round One Corp.	588,000	7,459,474
Shionogi & Co., Ltd.	143,500	8,908,709
Ship Healthcare Holdings, Inc.	142,500	5,861,656
Sony Corp.	394,600	16,660,491
Subaru Corp.	509,200	11,626,403
Takeda Pharmaceutical Co., Ltd.	665,885	27,269,485
Takuma Co., Ltd.	419,100	5,013,286
Total		269,037,328
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 8.3%
ABN AMRO Group NV	661,921	14,924,452
ASR Nederland NV	432,508	17,999,658
ING Groep NV	1,185,501	14,340,952
Koninklijke Ahold Delhaize NV	812,901	21,634,162
Signify NV	799,069	21,378,088
Total		90,277,312
Norway 0.7%
BW LPG Ltd.(a)	2,168,604	7,568,157
Pakistan 0.6%
Lucky Cement Ltd.	1,130,200	3,438,699
Oil & Gas Development Co., Ltd.	2,988,500	3,128,810
Total		6,567,509
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	588,982	7,809,901
South Korea 2.9%
Hyundai Home Shopping Network Corp.	103,547	9,945,113
Samsung Electronics Co., Ltd.	348,969	13,764,360
Youngone Corp.	291,976	8,390,646
Total		32,100,119
Spain 4.3%
ACS Actividades de Construccion y Servicios SA	511,232	22,457,267
Endesa SA	549,966	14,028,864
Tecnicas Reunidas SA	375,275	10,553,588
Total		47,039,719
Sweden 1.3%
Granges AB	425,331	4,378,064
Hemfosa Fastigheter AB	1,144,943	10,042,712
Total		14,420,776
Switzerland 4.1%
Nestlé SA, Registered Shares	202,233	19,273,826
Roche Holding AG, Genusschein Shares	92,216	25,407,441
Total		44,681,267
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 18.2%
BP PLC	2,269,172	16,506,369
British American Tobacco PLC	497,537	20,697,660
BT Group PLC	4,569,492	13,268,943
Crest Nicholson Holdings PLC	1,425,741	6,870,737
DCC PLC	257,931	22,289,761
Greene King PLC	1,343,109	11,640,054
GW Pharmaceuticals PLC, ADR(a),(b)	15,332	2,584,515
John Wood Group PLC	1,305,323	8,626,396
Just Group PLC	9,155,155	7,297,567
Legal & General Group PLC	4,885,772	17,518,638
Royal Dutch Shell PLC, Class A	1,401,696	43,994,434
TP ICAP PLC	4,177,857	16,008,741
WPP PLC	1,140,717	12,046,270
Total		199,350,085
United States 5.6%
ACADIA Pharmaceuticals, Inc.(a),(b)	121,880	3,272,478
Aerie Pharmaceuticals, Inc.(a)	40,248	1,911,780
Alexion Pharmaceuticals, Inc.(a)	41,933	5,668,503
Broadcom, Inc.	60,169	18,093,420
Insmed, Inc.(a)	57,325	1,666,438
Liberty Global PLC, Class C(a)	658,835	15,950,395
NVIDIA Corp.(b)	33,735	6,057,457
Puma Biotechnology, Inc.(a)	51,912	2,013,666
Quotient Ltd.(a)	453,142	4,082,809
Sage Therapeutics, Inc.(a)	11,533	1,834,324
Total		60,551,270
Total Common Stocks (Cost $1,173,467,222)		1,085,161,199

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	9,345,786	9,344,851
Total Money Market Funds (Cost $9,344,851)		9,344,851
Total Investments in Securities (Cost $1,182,812,073)		1,094,506,050
Other Assets & Liabilities, Net		(1,502,211)
Net Assets		$1,093,003,839

2	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2019 (Unaudited)
At March 31, 2019, securities and/or cash totaling $11,900,623 were pledged as collateral.
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
28,803,000 CAD	21,618,729 USD	State Street	05/07/2019	46,032	—
15,552,000 GBP	20,701,221 USD	State Street	05/07/2019	409,613	—
72,123,000 ILS	20,089,569 USD	State Street	05/07/2019	188,340	—
2,640,465,000 JPY	23,741,260 USD	State Street	05/07/2019	—	(155,975)
31,184,914,000 KRW	27,480,053 USD	State Street	05/07/2019	37,984	—
48,589,252 USD	68,859,000 AUD	State Street	05/07/2019	337,708	—
12,462,789 USD	12,459,000 CHF	State Street	05/07/2019	91,408	—
8,651,963 USD	56,856,000 DKK	State Street	05/07/2019	—	(81,736)
14,617,540 USD	12,883,000 EUR	State Street	05/07/2019	—	(122,875)
8,661,549 USD	80,461,000 SEK	State Street	05/07/2019	15,491	—
14,057,699 USD	19,048,000 SGD	State Street	05/07/2019	6,716	—
Total				1,133,292	(360,586)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
ACADIA Pharmaceuticals, Inc.	JPMorgan	USD	(3,270,330)	(1,218)	32.00	4/18/2019	(31,621)	(12,180)
GW Pharmaceuticals PLC	JPMorgan	USD	(2,579,121)	(153)	180.00	4/18/2019	(38,873)	(26,010)
NVIDIA Corp.	JPMorgan	USD	(6,051,172)	(337)	200.00	4/18/2019	(51,210)	(22,916)
Total							(121,704)	(61,106)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	7,706,653	49,934,452	(48,295,319)	9,345,786	—	—	58,145	9,344,851
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2019 (Unaudited)
Currency Legend  (continued)
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	4,581,171	—	—	—	4,581,171
Australia	—	14,607,226	—	—	14,607,226
Brazil	12,338,080	—	—	—	12,338,080
Canada	46,732,960	—	—	—	46,732,960
China	1,809,192	16,022,149	—	—	17,831,341
Finland	—	23,569,242	—	—	23,569,242
France	1,199,113	90,811,778	—	—	92,010,891
Germany	—	24,305,466	—	—	24,305,466
Hong Kong	—	28,438,905	—	—	28,438,905
Ireland	1,748,677	—	—	—	1,748,677
Israel	—	22,662,693	—	—	22,662,693
Italy	—	16,931,104	—	—	16,931,104
Japan	—	269,037,328	—	—	269,037,328
Netherlands	—	90,277,312	—	—	90,277,312
Norway	—	7,568,157	—	—	7,568,157
Pakistan	—	6,567,509	—	—	6,567,509
Russian Federation	—	7,809,901	—	—	7,809,901
South Korea	—	32,100,119	—	—	32,100,119
Spain	—	47,039,719	—	—	47,039,719
Sweden	—	14,420,776	—	—	14,420,776
Switzerland	—	44,681,267	—	—	44,681,267
United Kingdom	2,584,515	196,765,570	—	—	199,350,085
United States	60,551,270	—	—	—	60,551,270
Total Common Stocks	131,544,978	953,616,221	—	—	1,085,161,199
Money Market Funds	—	—	—	9,344,851	9,344,851
Total Investments in Securities	131,544,978	953,616,221	—	9,344,851	1,094,506,050
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,133,292	—	—	1,133,292
Liability
Forward Foreign Currency Exchange Contracts	—	(360,586)	—	—	(360,586)
Options Contracts Written	(61,106)	—	—	—	(61,106)
Total	131,483,872	954,388,927	—	9,344,851	1,095,217,650
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 91.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
Bombardier, Inc.(a)
12/01/2024	7.500%	501,000	520,199
03/15/2025	7.500%	270,000	277,862
04/15/2027	7.875%	245,000	252,287
TransDigm, Inc.
05/15/2025	6.500%	1,682,000	1,699,797
06/15/2026	6.375%	1,511,000	1,496,328
TransDigm, Inc.(a)
03/15/2026	6.250%	2,719,000	2,825,278
03/15/2027	7.500%	908,000	930,659
Total			8,002,410
Automotive 0.6%
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	1,157,000	1,145,023
Panther BF Aggregator 2 LP/Finance Co., Inc.(a),(b)
05/15/2026	6.250%	319,000	325,387
05/15/2027	8.500%	532,000	533,747
Total			2,004,157
Banking 0.6%
Ally Financial, Inc.
11/01/2031	8.000%	1,663,000	2,064,882
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(a)
07/15/2025	6.875%	1,360,000	1,301,823
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	220,000	227,269
Total			1,529,092
Building Materials 1.7%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	1,290,000	1,332,660
05/15/2026	5.875%	1,225,000	1,243,131
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,938,000	1,830,966
Core & Main LP(a)
08/15/2025	6.125%	985,000	964,334
James Hardie International Finance DAC(a)
01/15/2025	4.750%	79,000	78,130
01/15/2028	5.000%	420,000	400,340
Total			5,849,561
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 9.5%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	1,132,000	1,183,961
05/01/2025	5.375%	1,696,000	1,750,874
02/15/2026	5.750%	885,000	925,194
05/01/2026	5.500%	397,000	409,974
05/01/2027	5.875%	621,000	644,539
02/01/2028	5.000%	666,000	656,441
CSC Holdings LLC(a)
12/15/2021	5.125%	414,000	414,808
12/15/2021	5.125%	299,000	299,532
10/15/2025	6.625%	189,000	200,398
10/15/2025	10.875%	1,866,000	2,153,748
02/01/2028	5.375%	1,186,000	1,187,625
04/01/2028	7.500%	1,881,000	2,018,823
02/01/2029	6.500%	1,717,000	1,828,205
DISH DBS Corp.
07/01/2026	7.750%	4,352,000	3,790,379
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	1,033,000	1,004,488
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	317,000	313,799
02/15/2025	6.625%	942,000	906,433
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,353,000	1,388,048
07/15/2026	5.375%	354,000	362,114
Unitymedia GmbH(a)
01/15/2025	6.125%	660,000	685,223
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	2,773,000	2,846,867
ViaSat, Inc.(a)
04/15/2027	5.625%	317,000	323,827
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	1,231,000	1,238,290
08/15/2026	5.500%	2,463,000	2,505,876
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,597,000	2,497,119
Ziggo BV(a)
01/15/2027	5.500%	1,724,000	1,707,413
Total			33,243,998
Chemicals 3.2%
Alpha 2 BV(a)
06/01/2023	8.750%	980,000	956,985
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,197,304
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	983,000	947,908
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	812,193
INEOS Group Holdings SA(a)
08/01/2024	5.625%	433,000	430,701
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	2,187,000	2,196,371
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,189,866
12/15/2025	5.750%	975,000	946,608
SPCM SA(a)
09/15/2025	4.875%	721,000	706,087
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,809,000	1,820,129
Total			11,204,152
Construction Machinery 1.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	993,000	988,520
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	372,079
United Rentals North America, Inc.
09/15/2026	5.875%	1,778,000	1,838,011
12/15/2026	6.500%	1,029,000	1,082,866
Total			4,281,476
Consumer Cyclical Services 1.1%
APX Group, Inc.
12/01/2020	8.750%	1,561,000	1,538,389
12/01/2022	7.875%	1,509,000	1,514,251
09/01/2023	7.625%	601,000	512,119
frontdoor, Inc.(a)
08/15/2026	6.750%	363,000	371,429
Total			3,936,188
Consumer Products 1.6%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	370,000	379,725
01/15/2027	7.750%	452,000	481,531
Mattel, Inc.(a)
12/31/2025	6.750%	687,000	675,908
Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,041,000	1,059,255
Resideo Funding, Inc.(a)
11/01/2026	6.125%	188,000	194,013
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,104,000	1,147,969
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
07/15/2025	5.750%	1,771,000	1,790,943
Total			5,729,344
Diversified Manufacturing 1.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	216,000	224,893
02/15/2026	6.375%	259,000	275,158
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,027,000	1,030,060
SPX FLOW, Inc.(a)
08/15/2024	5.625%	285,000	286,306
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	234,000	241,207
TriMas Corp.(a)
10/15/2025	4.875%	147,000	144,880
Welbilt, Inc.
02/15/2024	9.500%	308,000	331,324
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	432,985
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	575,000	608,985
Total			3,575,798
Electric 4.1%
AES Corp. (The)
03/15/2023	4.500%	558,000	563,262
05/15/2026	6.000%	1,048,000	1,111,833
09/01/2027	5.125%	524,000	545,372
Calpine Corp.
02/01/2024	5.500%	685,000	681,235
01/15/2025	5.750%	334,000	331,769
Calpine Corp.(a)
06/01/2026	5.250%	590,000	587,724
Clearway Energy Operating LLC
08/15/2024	5.375%	1,834,000	1,829,409
09/15/2026	5.000%	1,048,000	997,302
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	597,000	598,882
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,263,000	2,218,125
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	1,373,000	1,397,364
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,330,000	1,291,687
Vistra Energy Corp.
11/01/2024	7.625%	941,000	996,701

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,168,000	1,214,816
Total			14,365,481
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	122,000	115,589
Finance Companies 3.7%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	1,176,000	1,213,153
10/01/2023	5.125%	840,000	854,683
05/15/2024	5.250%	508,000	522,772
iStar, Inc.
04/01/2022	6.000%	1,307,000	1,311,414
Navient Corp.
03/25/2020	8.000%	153,000	159,129
03/25/2021	5.875%	84,000	86,704
07/26/2021	6.625%	649,000	678,896
01/25/2022	7.250%	618,000	656,003
06/15/2022	6.500%	750,000	782,807
01/25/2023	5.500%	168,000	168,967
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	76,000	77,898
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,028,330
Quicken Loans, Inc.(a)
05/01/2025	5.750%	2,186,000	2,191,841
Springleaf Finance Corp.
03/15/2023	5.625%	635,000	643,474
03/15/2024	6.125%	1,285,000	1,314,285
03/15/2025	6.875%	955,000	985,016
03/15/2026	7.125%	152,000	154,628
Total			12,830,000
Food and Beverage 2.1%
B&G Foods, Inc.
04/01/2025	5.250%	1,320,000	1,272,793
Darling Ingredients, Inc.(a),(b)
04/15/2027	5.250%	132,000	133,980
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	805,000	650,595
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	438,502
11/01/2026	4.875%	586,000	593,824
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
03/01/2025	5.500%	463,000	468,414
08/15/2026	5.000%	1,562,000	1,522,964
03/01/2027	5.750%	1,716,000	1,724,091
01/15/2028	5.625%	440,000	436,688
Total			7,241,851
Gaming 4.7%
Boyd Gaming Corp.
05/15/2023	6.875%	1,338,000	1,389,644
08/15/2026	6.000%	655,000	671,427
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	589,000	567,567
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,131,405
09/15/2026	6.000%	586,000	593,697
International Game Technology PLC(a)
02/15/2025	6.500%	1,297,000	1,351,001
01/15/2027	6.250%	587,000	601,576
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,332,000	1,372,828
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	501,022
09/01/2026	4.500%	472,000	459,116
01/15/2028	4.500%	32,000	30,121
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	593,000	612,334
MGM Resorts International
03/15/2023	6.000%	676,000	715,456
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	287,000	279,113
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	430,000	431,557
Scientific Games International, Inc.
12/01/2022	10.000%	1,141,000	1,202,108
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,643,000	1,610,685
03/15/2026	8.250%	1,399,000	1,428,741
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	423,000	440,993
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,008,000	996,309
Total			16,386,700
Health Care 5.2%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	705,000	707,161
03/01/2024	6.500%	93,000	95,558

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor, Inc.(a)
10/01/2025	9.000%	1,023,000	1,107,763
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,171,000	1,159,914
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	362,000	376,780
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	903,000	850,326
HCA, Inc.
02/01/2025	5.375%	2,459,000	2,606,616
09/01/2028	5.625%	530,000	559,937
02/01/2029	5.875%	527,000	567,067
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	233,925
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,049,000	2,043,267
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	720,000	713,480
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	1,249,000	1,257,361
Surgery Center Holdings, Inc.(a),(b)
04/15/2027	10.000%	349,000	354,256
Teleflex, Inc.
11/15/2027	4.625%	693,000	686,902
Tenet Healthcare Corp.
06/15/2023	6.750%	428,000	440,933
07/15/2024	4.625%	1,401,000	1,405,203
05/01/2025	5.125%	871,000	874,532
08/01/2025	7.000%	913,000	923,803
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	989,000	1,028,432
Total			17,993,216
Healthcare Insurance 1.3%
Centene Corp.(a)
06/01/2026	5.375%	1,351,000	1,409,339
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,973,000	2,047,520
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	942,000	986,062
Total			4,442,921
Home Construction 1.2%
Lennar Corp.
11/15/2024	5.875%	114,000	121,368
06/01/2026	5.250%	1,071,000	1,101,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
04/01/2022	7.000%	928,000	993,682
06/06/2027	5.125%	449,000	435,052
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	520,208
03/01/2024	5.625%	848,000	838,376
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	52,000	52,230
Total			4,062,571
Independent Energy 6.6%
Callon Petroleum Co.
10/01/2024	6.125%	378,000	381,156
07/01/2026	6.375%	2,003,000	2,006,912
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,759,000	1,731,479
Centennial Resource Production LLC(a)
01/15/2026	5.375%	442,000	423,223
04/01/2027	6.875%	707,000	713,589
Chesapeake Energy Corp.
10/01/2026	7.500%	1,137,000	1,124,455
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,279,000	2,191,434
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	759,000	794,710
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	701,000	585,315
Halcon Resources Corp.
02/15/2025	6.750%	1,385,000	831,427
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	696,000	616,726
Jagged Peak Energy LLC
05/01/2026	5.875%	1,011,000	1,001,476
Matador Resources Co.
09/15/2026	5.875%	1,096,000	1,096,240
MEG Energy Corp.(a)
01/15/2025	6.500%	260,000	255,972
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	793,000	793,439
08/15/2025	5.250%	1,338,000	1,320,696
10/15/2027	5.625%	1,319,000	1,311,970
QEP Resources, Inc.
03/01/2026	5.625%	971,000	883,184
SM Energy Co.
06/01/2025	5.625%	329,000	304,583
09/15/2026	6.750%	1,457,000	1,397,617
01/15/2027	6.625%	791,000	753,352

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	549,000	569,873
09/15/2024	5.250%	1,336,000	1,352,395
06/01/2026	5.750%	596,000	605,330
Total			23,046,553
Leisure 0.7%
AMC Entertainment, Inc.
02/15/2022	5.875%	353,000	358,693
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	603,000	645,787
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	660,000	663,586
Viking Cruises Ltd.(a)
09/15/2027	5.875%	754,000	733,201
Total			2,401,267
Lodging 0.1%
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	191,000	200,216
Media and Entertainment 2.6%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	1,858,000	1,964,852
Match Group, Inc.
06/01/2024	6.375%	863,000	908,107
Netflix, Inc.
04/15/2028	4.875%	2,594,000	2,569,157
Netflix, Inc.(a)
11/15/2028	5.875%	1,207,000	1,275,033
05/15/2029	6.375%	669,000	724,343
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,631,000	1,675,852
Total			9,117,344
Metals and Mining 3.4%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	461,000	488,162
09/30/2026	7.000%	366,000	395,180
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	1,048,000	1,093,172
Constellium NV(a)
03/01/2025	6.625%	830,000	847,273
02/15/2026	5.875%	2,038,000	2,006,144
Freeport-McMoRan, Inc.
03/15/2043	5.450%	2,355,000	2,058,616
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	187,000	179,658
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	628,000	649,721
01/15/2025	7.625%	1,505,000	1,552,740
Novelis Corp.(a)
08/15/2024	6.250%	457,000	466,835
09/30/2026	5.875%	2,013,000	2,009,059
Total			11,746,560
Midstream 5.4%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	811,000	823,056
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	660,000	744,396
06/30/2027	5.125%	532,000	557,885
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	1,076,000	1,102,718
DCP Midstream Operating LP
07/15/2025	5.375%	376,000	393,220
04/01/2044	5.600%	2,711,000	2,618,604
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	875,505
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,050,000	1,086,900
NGPL PipeCo LLC(a)
12/15/2037	7.768%	851,000	1,028,352
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	930,000	923,330
Sunoco LP/Finance Corp.
01/15/2023	4.875%	401,000	407,310
02/15/2026	5.500%	1,052,000	1,042,579
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	938,000	943,092
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,050,000	1,073,719
01/15/2028	5.000%	3,292,000	3,240,579
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	185,000	199,710
01/15/2029	6.875%	840,000	913,694
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,029,777
Total			19,004,426
Oil Field Services 1.5%
Apergy Corp.
05/01/2026	6.375%	1,172,000	1,187,521
Calfrac Holdings LP(a)
06/15/2026	8.500%	527,000	407,970

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.
02/01/2025	5.750%	1,576,000	1,413,629
SESI LLC
09/15/2024	7.750%	817,000	676,246
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	538,650	549,553
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	298,000	310,409
Weatherford International Ltd.
06/15/2021	7.750%	808,000	728,013
06/15/2023	8.250%	17,000	12,031
Total			5,285,372
Other Industry 0.5%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,136,000	1,121,657
WeWork Companies, Inc.(a)
05/01/2025	7.875%	492,000	451,107
Total			1,572,764
Other REIT 0.7%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	566,000	579,969
03/15/2027	5.375%	1,700,000	1,758,890
Total			2,338,859
Packaging 3.8%
ARD Finance SA PIK
09/15/2023	7.125%	652,000	650,588
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	2,464,000	2,595,789
02/15/2025	6.000%	2,177,000	2,172,409
Berry Global, Inc.
07/15/2023	5.125%	1,925,000	1,958,499
BWAY Holding Co.(a)
04/15/2024	5.500%	691,000	686,526
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	555,999
Novolex (a)
01/15/2025	6.875%	387,000	371,430
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	1,061,041
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,734,703	1,738,058
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,564,148
Total			13,354,487
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.7%
Bausch Health Companies, Inc.(a)
03/01/2023	5.500%	776,000	780,517
04/15/2025	6.125%	1,788,000	1,771,391
11/01/2025	5.500%	730,000	745,694
12/15/2025	9.000%	196,000	213,202
04/01/2026	9.250%	1,300,000	1,424,471
01/31/2027	8.500%	1,094,000	1,160,362
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	646,639
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,123,965
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	676,000	685,920
Total			9,552,161
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	234,000	242,660
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	504,000	517,564
HUB International Ltd.(a)
05/01/2026	7.000%	992,000	980,268
Total			1,740,492
Restaurants 0.2%
IRB Holding Corp.(a)
02/15/2026	6.750%	742,000	698,018
Retailers 0.3%
L Brands, Inc.
11/01/2035	6.875%	636,000	549,032
Party City Holdings, Inc.(a)
08/15/2023	6.125%	96,000	97,618
08/01/2026	6.625%	323,000	321,051
Total			967,701
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	420,000	432,552
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	358,000	340,218
Total			772,770
Technology 7.7%
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	637,603
08/01/2025	6.875%	604,000	600,726

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
10/15/2024	7.875%	1,384,000	1,458,772
CDK Global, Inc.
06/01/2027	4.875%	1,205,000	1,203,674
CommScope Finance LLC(a)
03/01/2024	5.500%	515,000	527,351
03/01/2026	6.000%	777,000	802,451
03/01/2027	8.250%	311,000	322,707
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,091,000	1,060,309
03/15/2027	5.000%	442,000	392,539
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	246,000	255,415
Equinix, Inc.
01/15/2026	5.875%	2,091,000	2,201,480
05/15/2027	5.375%	1,640,000	1,724,120
First Data Corp.(a)
08/15/2023	5.375%	1,501,000	1,535,155
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,605,197
Informatica LLC(a)
07/15/2023	7.125%	955,000	975,454
Iron Mountain, Inc.
08/15/2024	5.750%	1,956,000	1,975,488
MSCI, Inc.(a)
11/15/2024	5.250%	1,407,000	1,458,111
NCR Corp.
07/15/2022	5.000%	607,000	605,298
12/15/2023	6.375%	1,269,000	1,304,984
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,589,000	1,540,507
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	1,557,000	1,530,881
Symantec Corp.(a)
04/15/2025	5.000%	1,726,000	1,726,300
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	662,000	669,357
Verscend Escrow Corp.(a)
08/15/2026	9.750%	880,000	878,701
Total			26,992,580
Transportation Services 1.1%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	325,000	328,418
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,525,000	1,462,980
Hertz Corp. (The)(a)
06/01/2022	7.625%	1,634,000	1,674,020
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPO Logistics, Inc.(a)
06/15/2022	6.500%	517,000	526,960
Total			3,992,378
Wireless 5.2%
Altice France SA(a)
05/01/2026	7.375%	3,165,000	3,100,377
02/01/2027	8.125%	775,000	783,115
Altice Luxembourg SA(a)
05/15/2022	7.750%	549,000	549,033
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,493,921
Sprint Capital Corp.
11/15/2028	6.875%	1,485,000	1,427,241
Sprint Corp.
02/15/2025	7.625%	573,000	584,840
03/01/2026	7.625%	1,598,000	1,619,423
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	310,000	322,923
01/15/2026	6.500%	3,053,000	3,259,078
02/01/2026	4.500%	746,000	746,122
02/01/2028	4.750%	1,149,000	1,139,491
Wind Tre SpA(a)
01/20/2026	5.000%	2,163,000	1,969,591
Total			17,995,155
Wirelines 2.4%
CenturyLink, Inc.
03/15/2022	5.800%	1,724,000	1,761,039
04/01/2024	7.500%	1,112,000	1,178,038
04/01/2025	5.625%	1,358,000	1,315,382
Frontier Communications Corp.
01/15/2025	6.875%	859,000	461,897
09/15/2025	11.000%	611,000	402,439
Frontier Communications Corp.(a)
04/01/2026	8.500%	375,000	348,833
Telecom Italia Capital SA
09/30/2034	6.000%	557,000	519,587
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,705,000	1,714,806
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	776,000	774,197
Total			8,476,218
Total Corporate Bonds & Notes (Cost $317,558,846)			318,114,708

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Senior Loans 4.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(c),(d)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.740%	732,000	720,566
Consumer Products 0.2%
Serta Simmons Bedding LLC(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.489%	1,480,315	729,055
Food and Beverage 0.4%
8th Avenue Food & Provisions, Inc.(c),(d),(e)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.240%	714,999	714,284
8th Avenue Food & Provisions, Inc.(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.240%	752,935	750,111
Total			1,464,395
Health Care 0.1%
Avantor, Inc.(c),(d)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	0.000%	368,639	368,945
Media and Entertainment 0.0%
UFC Holdings LLC(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 08/18/2024	9.999%	97,000	97,202
Metals and Mining 0.1%
Big River Steel LLC(c),(d)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.601%	156,585	156,976
Packaging 0.1%
Reynolds Group Holdings, Inc.(c),(d),(e)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.249%	391,000	386,113
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.(c),(d)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.481%	258,075	256,232
3-month USD LIBOR + 2.750% 11/27/2025	5.231%	1,675,800	1,655,121
Total			1,911,353
Property & Casualty 0.1%
HUB International Ltd.(c),(d)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.515%	302,712	292,369
Technology 2.2%
Applied Systems, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.499%	389,075	384,819
Ascend Learning LLC(c),(d),(e)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%	525,401	513,359
Commscope, Inc.(c),(d),(e)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/06/2026		434,000	433,275
Dun & Bradstreet Corp. (The)(c),(d),(e)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.490%	1,110,000	1,094,737
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(c),(d),(e)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.749%	712,266	702,473
Hyland Software, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.999%	239,702	239,053
Misys Ltd./Almonde/Tahoe/Finastra USA(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.101%	533,029	513,376
Qlik Technologies, Inc.(c),(d)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	0.000%	589,561	585,139

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv US Holdings, Inc.(a),(c),(d)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	2,692,112	2,611,833
Tempo Acquisition LLC(c),(d)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	0.000%	703,211	696,003
Total			7,774,067
Total Senior Loans (Cost $14,761,756)			13,901,041
Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(f),(g)	15,539,203	15,537,649
Total Money Market Funds (Cost $15,537,649)		15,537,649
Total Investments in Securities (Cost: $347,858,251)		347,553,398
Other Assets & Liabilities, Net		1,484,675
Net Assets		349,038,073

At March 31, 2019, securities and/or cash totaling $66,700 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(29)	06/2019	USD	(3,602,344)	—	(56,436)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $190,587,377, which represents 54.60% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(d)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(e)	Represents a security purchased on a forward commitment basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	4,489,982	27,221,497	(16,172,276)	15,539,203	—	—	68,650	15,537,649
Abbreviation Legend
PIK	Payment In Kind
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	318,114,708	—	—	318,114,708
Senior Loans	—	13,901,041	—	—	13,901,041
Money Market Funds	—	—	—	15,537,649	15,537,649
Total Investments in Securities	—	332,015,749	—	15,537,649	347,553,398
Investments in Derivatives
Liability
Futures Contracts	(56,436)	—	—	—	(56,436)
Total	(56,436)	332,015,749	—	15,537,649	347,496,962
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 12.6%
Entertainment 1.4%
Electronic Arts, Inc.(a)	252,686	25,680,478
Interactive Media & Services 9.4%
Alphabet, Inc., Class A(a)	51,854	61,026,454
Alphabet, Inc., Class C(a)	54,655	64,127,258
Facebook, Inc., Class A(a)	292,543	48,763,993
Total		173,917,705
Media 0.5%
DISH Network Corp., Class A(a)	316,556	10,031,659
Wireless Telecommunication Services 1.3%
T-Mobile U.S.A., Inc.(a)	349,667	24,161,990
Total Communication Services		233,791,832
Consumer Discretionary 16.8%
Hotels, Restaurants & Leisure 0.8%
Norwegian Cruise Line Holdings Ltd.(a)	263,675	14,491,578
Internet & Direct Marketing Retail 8.5%
Alibaba Group Holding Ltd., ADR(a)	157,180	28,677,491
Amazon.com, Inc.(a)	54,069	96,283,372
Booking Holdings, Inc.(a)	16,633	29,023,088
Lyft, Inc., Class A(a)	39,033	3,055,893
Total		157,039,844
Specialty Retail 3.8%
Burlington Stores, Inc.(a)	108,012	16,923,320
Levi Strauss & Co., Class A(a)	125,942	2,965,934
O’Reilly Automotive, Inc.(a)	50,629	19,659,241
Ulta Beauty, Inc.(a)	86,771	30,259,651
Total		69,808,146
Textiles, Apparel & Luxury Goods 3.7%
Canada Goose Holdings, Inc.(a)	171,799	8,249,788
Nike, Inc., Class B	481,478	40,545,263
PVH Corp.	101,174	12,338,169
Tapestry, Inc.	265,096	8,612,969
Total		69,746,189
Total Consumer Discretionary		311,085,757
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.7%
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	126,894	30,726,113
Food Products 1.0%
Mondelez International, Inc., Class A	385,047	19,221,546
Total Consumer Staples		49,947,659
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Cimarex Energy Co.	95,053	6,644,205
Diamondback Energy, Inc.	60,168	6,108,857
Total		12,753,062
Total Energy		12,753,062
Financials 3.9%
Banks 1.0%
Citigroup, Inc.	289,444	18,009,206
Capital Markets 1.7%
BlackRock, Inc.	44,767	19,132,072
Charles Schwab Corp. (The)	299,734	12,816,626
Total		31,948,698
Insurance 1.2%
Allstate Corp. (The)	231,445	21,797,490
Total Financials		71,755,394
Health Care 15.2%
Biotechnology 3.9%
Alexion Pharmaceuticals, Inc.(a)	168,502	22,778,100
BioMarin Pharmaceutical, Inc.(a)	187,487	16,654,470
Exact Sciences Corp.(a)	146,729	12,709,666
Vertex Pharmaceuticals, Inc.(a)	106,072	19,511,945
Total		71,654,181
Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	330,699	26,889,136
Danaher Corp.	102,967	13,593,703
Edwards Lifesciences Corp.(a)	122,766	23,488,819
Medtronic PLC	194,764	17,739,105
Total		81,710,763
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.2%
Humana, Inc.	84,290	22,421,140
Life Sciences Tools & Services 2.2%
Bio-Techne Corp.	30,699	6,095,286
Illumina, Inc.(a)	51,291	15,935,601
Thermo Fisher Scientific, Inc.	68,087	18,636,774
Total		40,667,661
Pharmaceuticals 3.5%
Allergan PLC	79,556	11,647,794
Bristol-Myers Squibb Co.	476,992	22,757,288
Johnson & Johnson	221,237	30,926,720
Total		65,331,802
Total Health Care		281,785,547
Industrials 8.5%
Aerospace & Defense 2.8%
L3 Technologies, Inc.	137,509	28,377,732
Northrop Grumman Corp.	84,816	22,866,394
Total		51,244,126
Electrical Equipment 1.3%
AMETEK, Inc.	297,568	24,689,217
Industrial Conglomerates 1.7%
Honeywell International, Inc.	196,121	31,167,550
Machinery 2.7%
Ingersoll-Rand PLC	283,312	30,583,530
Xylem, Inc.	257,022	20,315,019
Total		50,898,549
Total Industrials		157,999,442
Information Technology 33.4%
Electronic Equipment, Instruments & Components 1.2%
Zebra Technologies Corp., Class A(a)	106,189	22,249,781
IT Services 7.7%
FleetCor Technologies, Inc.(a)	78,969	19,472,966
Pagseguro Digital Ltd., Class A(a)	258,850	7,726,673
PayPal Holdings, Inc.(a)	416,516	43,251,021
Square, Inc., Class A(a)	67,195	5,034,249
Visa, Inc., Class A	429,819	67,133,430
Total		142,618,339
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.5%
Broadcom, Inc.	137,691	41,405,060
Lam Research Corp.	178,167	31,893,675
NVIDIA Corp.	150,875	27,091,115
NXP Semiconductors NV	230,548	20,378,138
Total		120,767,988
Software 12.8%
Adobe, Inc.(a)	175,998	46,901,707
Microsoft Corp.	919,364	108,429,790
Palo Alto Networks, Inc.(a)	112,310	27,277,853
Salesforce.com, Inc.(a)	190,045	30,097,427
ServiceNow, Inc.(a)	107,239	26,433,341
Total		239,140,118
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	506,855	96,277,107
Total Information Technology		621,053,333
Materials 1.8%
Chemicals 1.8%
Albemarle Corp.	187,760	15,392,565
Eastman Chemical Co.	251,053	19,049,901
Total		34,442,466
Total Materials		34,442,466
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
American Tower Corp.	131,735	25,959,699
Equinix, Inc.	32,898	14,908,058
Total		40,867,757
Total Real Estate		40,867,757
Total Common Stocks (Cost $1,306,169,080)		1,815,482,249

2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2019 (Unaudited)
Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	50,832,029	50,826,946
Total Money Market Funds (Cost $50,826,946)		50,826,946
Total Investments in Securities (Cost: $1,356,996,026)		1,866,309,195
Other Assets & Liabilities, Net		(9,969,028)
Net Assets		1,856,340,167
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	38,465,083	123,464,203	(111,097,257)	50,832,029	—	—	248,253	50,826,946
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	233,791,832	—	—	—	233,791,832
Consumer Discretionary	311,085,757	—	—	—	311,085,757
Consumer Staples	49,947,659	—	—	—	49,947,659
Energy	12,753,062	—	—	—	12,753,062
Financials	71,755,394	—	—	—	71,755,394
Health Care	281,785,547	—	—	—	281,785,547
Industrials	157,999,442	—	—	—	157,999,442
Information Technology	621,053,333	—	—	—	621,053,333
Materials	34,442,466	—	—	—	34,442,466
Real Estate	40,867,757	—	—	—	40,867,757
Total Common Stocks	1,815,482,249	—	—	—	1,815,482,249
Money Market Funds	—	—	—	50,826,946	50,826,946
Total Investments in Securities	1,815,482,249	—	—	50,826,946	1,866,309,195
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 91.6%
Issuer	Shares	Value ($)
Communication Services 5.8%
Diversified Telecommunication Services 5.8%
AT&T, Inc.	900,000	28,224,000
BCE, Inc.	335,000	14,870,650
Verizon Communications, Inc.	725,000	42,869,250
Total		85,963,900
Total Communication Services		85,963,900
Consumer Discretionary 7.1%
Automobiles 0.9%
General Motors Co.	375,000	13,912,500
Hotels, Restaurants & Leisure 3.9%
Carnival Corp.	140,000	7,100,800
Extended Stay America, Inc.	400,000	7,180,000
Las Vegas Sands Corp.	190,000	11,582,400
McDonald’s Corp.	140,000	26,586,000
Six Flags Entertainment Corp.	120,000	5,922,000
Total		58,371,200
Leisure Products 0.5%
Hasbro, Inc.	80,000	6,801,600
Specialty Retail 1.3%
Home Depot, Inc. (The)	60,000	11,513,400
Williams-Sonoma, Inc.	130,000	7,315,100
Total		18,828,500
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	220,000	7,147,800
Total Consumer Discretionary		105,061,600
Consumer Staples 12.6%
Beverages 3.2%
Molson Coors Brewing Co., Class B	120,000	7,158,000
PepsiCo, Inc.	320,000	39,216,000
Total		46,374,000
Food Products 2.8%
ConAgra Foods, Inc.	500,000	13,870,000
General Mills, Inc.	325,000	16,818,750
Mondelez International, Inc., Class A	225,000	11,232,000
Total		41,920,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 3.7%
Colgate-Palmolive Co.	137,500	9,424,250
Procter & Gamble Co. (The)	440,000	45,782,000
Total		55,206,250
Tobacco 2.9%
Philip Morris International, Inc.	490,000	43,311,100
Total Consumer Staples		186,812,100
Energy 12.4%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.	300,000	8,316,000
Oil, Gas & Consumable Fuels 11.8%
Anadarko Petroleum Corp.	175,000	7,959,000
BP PLC, ADR	1,210,000	52,901,200
Chevron Corp.	425,000	52,351,500
Suncor Energy, Inc.	860,000	27,889,800
Valero Energy Corp.	265,000	22,479,950
Williams Companies, Inc. (The)	410,000	11,775,200
Total		175,356,650
Total Energy		183,672,650
Financials 10.3%
Banks 7.4%
Bank of America Corp.	500,000	13,795,000
BB&T Corp.	360,000	16,750,800
JPMorgan Chase & Co.	305,000	30,875,150
PacWest Bancorp	182,500	6,863,825
Wells Fargo & Co.	850,000	41,072,000
Total		109,356,775
Capital Markets 0.5%
Ares Capital Corp.	425,000	7,284,500
Insurance 2.4%
MetLife, Inc.	250,000	10,642,500
Principal Financial Group, Inc.	215,000	10,790,850
Prudential Financial, Inc.	160,000	14,700,800
Total		36,134,150
Total Financials		152,775,425
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.0%
Biotechnology 2.1%
AbbVie, Inc.	160,000	12,894,400
Gilead Sciences, Inc.	285,000	18,527,850
Total		31,422,250
Pharmaceuticals 11.9%
Bristol-Myers Squibb Co.	400,000	19,084,000
Johnson & Johnson	490,000	68,497,100
Merck & Co., Inc.	455,000	37,842,350
Pfizer, Inc.	1,175,000	49,902,250
Total		175,325,700
Total Health Care		206,747,950
Industrials 5.3%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	50,000	15,008,000
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	67,500	7,542,450
Airlines 0.8%
Delta Air Lines, Inc.	220,000	11,363,000
Machinery 1.8%
Caterpillar, Inc.	105,000	14,226,450
Ingersoll-Rand PLC	107,500	11,604,625
Total		25,831,075
Road & Rail 1.2%
Union Pacific Corp.	110,000	18,392,000
Total Industrials		78,136,525
Information Technology 13.4%
Communications Equipment 4.0%
Cisco Systems, Inc.	1,100,000	59,389,000
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	435,000	14,398,500
IT Services 2.6%
Automatic Data Processing, Inc.	47,500	7,587,650
International Business Machines Corp.	215,000	30,336,500
Total		37,924,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.3%
Broadcom, Inc.	75,000	22,553,250
Intel Corp.	290,000	15,573,000
Lam Research Corp.	125,000	22,376,250
Texas Instruments, Inc.	172,500	18,297,075
Total		78,799,575
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	160,000	7,689,600
Total Information Technology		198,200,825
Materials 2.5%
Chemicals 2.5%
DowDuPont, Inc.	400,000	21,324,000
Nutrien Ltd.	290,000	15,300,400
Total		36,624,400
Total Materials		36,624,400
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	105,000	14,968,800
Digital Realty Trust, Inc.	100,000	11,900,000
Duke Realty Corp.	370,000	11,314,600
Total		38,183,400
Total Real Estate		38,183,400
Utilities 5.6%
Electric Utilities 3.3%
American Electric Power Co., Inc.	90,000	7,537,500
Edison International	120,000	7,430,400
Entergy Corp.	200,000	19,126,000
Xcel Energy, Inc.	260,000	14,614,600
Total		48,708,500
Multi-Utilities 2.3%
Ameren Corp.	205,000	15,077,750
DTE Energy Co.	60,000	7,484,400
NiSource, Inc.	410,000	11,750,600
Total		34,312,750
Total Utilities		83,021,250
Total Common Stocks (Cost $1,256,383,202)		1,355,200,025

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2019 (Unaudited)
Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.5%
AXA SA(a)
05/15/2021	7.250%	7,500,000	7,492,485
Total Convertible Bonds (Cost $7,555,845)			7,492,485

Convertible Preferred Stocks 6.5%
Issuer		Shares	Value ($)
Health Care 2.0%
Health Care Equipment & Supplies 2.0%
Becton Dickinson and Co.	6.125%	237,000	14,717,952
Danaher Corp.	4.750%	14,300	14,983,540
Total			29,701,492
Total Health Care			29,701,492
Industrials 1.0%
Machinery 1.0%
Fortive Corp.	5.000%	14,300	15,055,601
Total Industrials			15,055,601
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Crown Castle International Corp.	6.875%	13,000	15,379,000
Total Real Estate			15,379,000
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 2.5%
Electric Utilities 1.0%
American Electric Power Co., Inc.	6.125%	295,000	14,992,106
Multi-Utilities 1.5%
CenterPoint Energy, Inc.	7.000%	135,000	7,151,600
DTE Energy Co.	6.500%	265,000	14,652,809
Total			21,804,409
Total Utilities			36,796,515
Total Convertible Preferred Stocks (Cost $92,725,450)			96,932,608

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	17,730,353	17,728,580
Total Money Market Funds (Cost $17,728,580)		17,728,580
Total Investments in Securities (Cost: $1,374,393,077)		1,477,353,698
Other Assets & Liabilities, Net		2,501,465
Net Assets		1,479,855,163

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $7,492,485, which represents 0.51% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	10,177,410	82,981,207	(75,428,264)	17,730,353	—	—	99,539	17,728,580
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	85,963,900	—	—	—	85,963,900
Consumer Discretionary	105,061,600	—	—	—	105,061,600
Consumer Staples	186,812,100	—	—	—	186,812,100
Energy	183,672,650	—	—	—	183,672,650
Financials	152,775,425	—	—	—	152,775,425
Health Care	206,747,950	—	—	—	206,747,950
Industrials	78,136,525	—	—	—	78,136,525
Information Technology	198,200,825	—	—	—	198,200,825
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	36,624,400	—	—	—	36,624,400
Real Estate	38,183,400	—	—	—	38,183,400
Utilities	83,021,250	—	—	—	83,021,250
Total Common Stocks	1,355,200,025	—	—	—	1,355,200,025
Convertible Bonds	—	7,492,485	—	—	7,492,485
Convertible Preferred Stocks
Health Care	—	29,701,492	—	—	29,701,492
Industrials	—	15,055,601	—	—	15,055,601
Real Estate	—	15,379,000	—	—	15,379,000
Utilities	—	36,796,515	—	—	36,796,515
Total Convertible Preferred Stocks	—	96,932,608	—	—	96,932,608
Money Market Funds	—	—	—	17,728,580	17,728,580
Total Investments in Securities	1,355,200,025	104,425,093	—	17,728,580	1,477,353,698
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	4,379	4,461
Total Asset-Backed Securities — Agency (Cost $4,379)			4,461

Asset-Backed Securities — Non-Agency 7.1%

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	4.461%	4,125,000	3,993,140
Avant Loans Funding Trust(a)
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	5,430,000	5,474,674
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	5.043%	1,900,000	1,890,329
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.487%	2,750,000	2,616,727
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	4.207%	6,500,000	6,368,037
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	1,535,498	1,540,093
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	4.711%	6,000,000	5,871,528
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	10.011%	2,000,000	1,984,898
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.431%	3,000,000	2,994,711
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.501%	3,000,000	2,972,733
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	3,500,000	3,514,590
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,750,000	4,801,498
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	4,000,000	4,027,772
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	4.187%	3,750,000	3,675,435
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	3,056,921	3,059,451
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	4,500,000	4,599,917
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	3	972,466
Series 2016-A Class RIO
01/25/2038	0.000%	3	719,866
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,580,615
Series 2016-B Class RC
04/25/2037	0.000%	2	529,546
SoFi Professional Loan Program LLC(a),(c),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	30,000	1,537,500
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.530%	5,000,000	4,925,155
Total Asset-Backed Securities — Non-Agency (Cost $73,168,347)			69,650,681

Commercial Mortgage-Backed Securities - Agency 9.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K057 Class A2
07/25/2026	2.570%	14,000,000	13,792,033
Series K063 Class A2
01/25/2027	3.430%	4,395,000	4,567,691
Series K725 Class A2
01/25/2024	3.002%	20,000,000	20,325,078
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	7,000,000	7,057,103
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-M7 Class A2
03/25/2028	3.052%	25,000,000	25,119,140
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,994,996	3,976,866
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	7,561,539	7,597,084
Government National Mortgage Association
CMO Series 2013-179 Class A
07/16/2037	1.800%	4,960,126	4,840,815
Series 2017-190 Class AD
03/16/2060	2.600%	3,659,675	3,507,427
Total Commercial Mortgage-Backed Securities - Agency (Cost $89,797,179)			90,783,237

Commercial Mortgage-Backed Securities - Non-Agency 5.7%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.284%	3,500,000	3,451,148
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	4.734%	8,000,000	8,010,089
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,995,358
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	4,126,349
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	872,382
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	7,115,117
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	1,100,000	1,090,903
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,019,396
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,053,198
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	4,000,000	4,107,568
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.734%	5,000,000	5,012,747
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	156,105	161,004
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	2,017,425
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,724,958
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.984%	2,500,000	2,492,295
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	4.584%	3,050,000	3,044,157
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $54,532,615)			56,294,094

Residential Mortgage-Backed Securities - Agency 87.0%

Federal Home Loan Mortgage Corp.
09/01/2019	5.500%	4,257	4,259
06/01/2021- 04/01/2047	3.500%	82,159,487	83,904,881
03/01/2022- 09/01/2037	6.000%	33,940	36,716
10/01/2023- 10/01/2040	5.000%	9,173,675	9,780,512
07/01/2039- 06/01/2048	4.500%	29,871,977	31,437,121
10/01/2041- 03/01/2046	4.000%	53,468,681	55,548,015
11/01/2042	3.000%	13,589,943	13,597,395
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.619% Cap 10.982% 01/01/2037	4.569%	74,665	77,998
12-month USD LIBOR + 1.910% Cap 10.615% 09/01/2037	4.637%	115,155	120,310
CMO Series 4119 Class SP
-0.6 x 1-month USD LIBOR + 2.571% Cap 2.571% 10/15/2042	1.152%	22,084	23,503

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(h)
04/10/2049	3.500%	18,000,000	18,257,745
04/10/2049	4.500%	15,000,000	15,654,035
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	3.466%	11,564,279	1,859,166
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.466%	17,328,713	3,530,940
CMO Series 4083 Class CS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/15/2038	4.166%	3,394,251	204,246
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	3.716%	8,622,875	851,540
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	3.666%	4,141,265	448,673
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	3.616%	2,639,522	180,081
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.416%	5,430,665	1,057,495
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	3.466%	14,469,376	2,837,719
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.486%	5,567,560	1,018,862
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.516%	2,748,730	463,621
Federal Home Loan Mortgage Corp.(i)
CMO Series 266
07/15/2042	4.000%	6,711,369	1,254,334
CMO Series 267
08/15/2042	4.000%	5,483,823	1,027,739
CMO Series 4120 Class AI
11/15/2039	3.500%	3,391,401	334,889
CMO Series 4121 Class IA
01/15/2041	3.500%	3,754,412	392,099
CMO Series 4122 Class JI
12/15/2040	4.000%	5,235,861	557,818
CMO Series 4139 Class CI
05/15/2042	3.500%	2,650,606	333,978
CMO Series 4147 Class CI
01/15/2041	3.500%	8,844,217	1,185,733
CMO Series 4148 Class BI
02/15/2041	4.000%	2,814,811	339,734
CMO Series 4177 Class IY
03/15/2043	4.000%	11,309,318	2,158,504
CMO Series 4182 Class DI
05/15/2039	3.500%	10,964,835	981,689
CMO Series 4213 Class DI
06/15/2038	3.500%	8,495,580	627,921
Federal Home Loan Mortgage Corp.(g),(i)
CMO Series 4068 Class GI
09/15/2036	1.640%	5,322,712	285,771
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	13,991,038	15,093,383
08/01/2022	6.000%	933	1,004
09/01/2023- 11/01/2023	5.500%	1,726,055	1,795,977
03/01/2027- 03/01/2028	2.500%	19,965,072	19,954,044
03/01/2027- 04/01/2048	3.500%	109,345,759	111,471,107
05/01/2027- 11/01/2042	3.000%	27,727,315	27,916,458
07/01/2039- 08/01/2047	4.500%	39,956,133	42,317,353
11/01/2042- 06/01/2048	4.000%	105,606,306	109,984,114
CMO Series 2017-72 Class B
09/25/2047	3.000%	7,623,161	7,608,076

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Cap 9.661% 02/01/2033	4.258%	18,005	18,562
6-month USD LIBOR + 1.416% Cap 9.968% 07/01/2033	4.038%	3,163	3,177
12-month USD LIBOR + 1.638% Cap 9.750% 12/01/2033	4.840%	2,815	2,948
12-month USD LIBOR + 1.688% Cap 9.600% 06/01/2034	4.199%	63,953	66,478
Federal National Mortgage Association(h)
04/15/2034	2.500%	40,000,000	39,761,347
04/15/2034- 04/10/2049	3.000%	30,000,000	30,208,386
04/10/2049	3.500%	29,000,000	29,393,068
04/10/2049	4.000%	8,000,000	8,228,817
Federal National Mortgage Association(j)
05/01/2039	4.500%	4,205,745	4,478,261
Federal National Mortgage Association(g)
CMO Series 2003-W11 Class A1
06/25/2033	5.685%	1,102	1,150
Federal National Mortgage Association(g),(i),(k)
CMO Series 2006-5 Class N1
08/25/2034	1.933%	4,563,337	0
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	10,677,179	1,329,672
CMO Series 2012-121 Class GI
08/25/2039	3.500%	6,346,205	704,356
CMO Series 2012-129 Class IC
01/25/2041	3.500%	6,350,641	931,347
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,161,888	217,893
CMO Series 2012-134 Class AI
07/25/2040	3.500%	9,668,825	1,295,142
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,391,564	285,806
CMO Series 2012-40 Class IP
09/25/2040	4.000%	10,476,834	1,130,208
CMO Series 2012-96 Class CI
04/25/2039	3.500%	3,532,678	290,494
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,689,434	553,600
CMO Series 2013-1 Class BI
02/25/2040	3.500%	6,858,641	640,937
CMO Series 2013-10 Class AI
11/25/2041	3.500%	10,040,660	1,046,359
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-16
01/25/2040	3.500%	6,038,989	630,863
CMO Series 2013-41 Class IY
05/25/2040	3.500%	12,897,547	1,288,273
CMO Series 2013-6 Class MI
02/25/2040	3.500%	6,644,808	822,758
Federal National Mortgage Association(b),(i)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	4.165%	2,109,755	231,361
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	4.135%	10,263,358	2,040,889
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.665%	5,667,831	950,312
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	3.365%	7,337,880	1,325,103
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.515%	17,563,397	3,436,547
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	3.515%	13,147,422	2,363,855
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.665%	15,931,310	3,076,361
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	3.665%	7,793,185	1,480,054
Government National Mortgage Association
03/15/2029- 03/15/2033	6.000%	93,291	100,486
08/20/2040	5.000%	4,797,063	5,131,445
07/20/2041	4.500%	6,624,588	6,975,421

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(h)
04/17/2049	3.000%	35,000,000	35,150,391
04/17/2049	3.500%	15,000,000	15,324,316
04/17/2049	4.500%	40,000,000	41,544,531
Government National Mortgage Association(i)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	4,075,813	719,068
CMO Series 2012-129 Class AI
08/20/2037	3.000%	4,485,930	382,350
CMO Series 2014-131 Class EI
09/16/2039	4.000%	5,506,194	796,768
Government National Mortgage Association(b),(i)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	3.718%	3,234,962	803,089
CMO Series 2016-108 Class SN
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 08/20/2046	3.592%	4,628,700	958,122
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.712%	7,825,332	1,318,246
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.712%	9,043,254	1,609,148
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.712%	7,029,667	1,255,960
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.712%	10,718,203	1,851,638
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.662%	12,522,411	2,437,082
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.662%	11,412,788	1,818,184
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	3.712%	8,674,994	1,750,144
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	3.712%	5,601,196	1,003,978
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.712%	6,666,108	1,243,097
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.712%	9,678,048	1,911,265
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.712%	9,531,960	1,750,155
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.562%	10,985,131	1,815,818
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.562%	14,929,450	2,203,669
Total Residential Mortgage-Backed Securities - Agency (Cost $865,894,932)			854,605,313

Residential Mortgage-Backed Securities - Non-Agency 10.6%

American Mortgage Trust(d),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	349	212
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,708,136
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,512,713
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	4.242%	519,770	520,504

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(g)
CMO Series 2010-RR13 Class 1A1
06/27/2037	3.550%	550,477	548,646
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	900,095	893,832
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 3A2
04/26/2036	4.000%	18,551	18,503
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.836%	6,000,000	5,987,170
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	4.336%	8,500,000	8,536,886
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	2,171,911	2,125,697
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-A Class B2
01/25/2035	5.491%	2,175,865	2,334,971
CMO Series 2014-C Class A
02/25/2054	3.250%	523,213	517,361
CMO Series 2015-A Class B3
06/25/2058	4.500%	2,717,845	2,673,544
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,507,396	3,419,309
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	233,626	232,362
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	589,081	587,660
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2013-7R Class 3A1
02/26/2035	4.168%	871,791	874,214
CMO Series 2014-2R Class 17A2
04/27/2037	5.088%	2,307,007	2,317,609
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2018-3A Class M1
08/25/2058	4.357%	2,000,000	2,053,384
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class A3
06/25/2048	3.999%	2,704,992	2,749,294
Homeward Opportunities Fund I Trust(a),(e)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	3,922,252
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(g),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.296%	24,351,486	1,001,204
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	2,929,469	2,922,438
Subordinated, CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	3,775,544	3,780,184
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	1,117,724	1,098,194
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.736%	493,050	493,601
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.336%	10,000,000	10,021,803
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.136%	8,000,000	8,024,586
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	5,321,932	5,304,767
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	3,395,059	3,385,030
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	3,008,350	2,992,229
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.759%	8,800,000	8,794,328
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	4.229%	2,158,065	2,171,563
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	2,779,484	2,791,582
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	1,012,741	1,025,344
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	1,324,354	1,340,765
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $102,059,186)			103,681,877

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Options Purchased Calls 0.3%
Value ($)
(Cost $1,291,875)	3,008,952

Options Purchased Puts 0.1%

(Cost $2,363,750)	553,485

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(l),(m)	31,233,166	31,230,042
Total Money Market Funds (Cost $31,230,042)		31,230,042
Total Investments in Securities (Cost: $1,220,342,305)		1,209,812,142
Other Assets & Liabilities, Net		(228,065,848)
Net Assets		981,746,294
At March 31, 2019, securities and/or cash totaling $4,572,198 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,581	06/2019	USD	196,389,844	2,021,703	—
U.S. Treasury 2-Year Note	38	06/2019	USD	8,097,563	30,500	—
U.S. Treasury 5-Year Note	183	06/2019	USD	21,196,547	209,789	—
Total					2,261,992	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(1,300)	12/2019	USD	(317,102,500)	—	(877,415)
U.S. Long Bond	(14)	06/2019	USD	(2,095,188)	—	(60,078)
Total					—	(937,493)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	80,000,000	80,000,000	2.50	06/19/2019	420,000	1,112,264
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	125,000,000	125,000,000	2.45	09/13/2019	871,875	1,896,688
Total							1,291,875	3,008,952

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	3.25	01/21/2020	1,398,750	257,595
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	3.15	03/02/2020	965,000	295,890
Total							2,363,750	553,485

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(200,000,000)	(200,000,000)	2.25	6/24/2019	(620,000)	(904,400)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(150,000,000)	(150,000,000)	2.40	5/28/2019	(232,500)	(681,300)
3-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(170,000,000)	(170,000,000)	2.35	6/17/2019	(263,500)	(717,536)
Total							(1,116,000)	(2,303,236)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,500,000	197,148	(1,458)	154,667	—	41,023	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,000,000	168,984	(1,250)	165,620	—	2,114	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	4,000,000	225,312	(1,667)	254,335	—	—	(30,690)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	2,000,000	129,029	(833)	100,845	—	27,351	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	4,000,000	258,060	(1,667)	265,292	—	—	(8,899)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,000,000	193,545	(1,250)	151,607	—	40,688	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	225,312	(1,667)	184,214	—	39,431	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	3,000,000	168,984	(1,250)	192,514	—	—	(24,780)
Total							1,566,374	(11,042)	1,469,094	—	150,607	(64,369)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	9,500,000	(104,179)	—	—	—	(104,179)

8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	4.213	USD	2,500,000	(119,640)	1,042	—	(154,515)	35,917	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $229,626,440, which represents 23.39% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $3,802,705, which represents 0.39% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Negligible market value.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	30,524,096	50,898,631	(50,189,561)	31,233,166	—	—	191,313	31,230,042
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	4,461	—	—	4,461
Asset-Backed Securities — Non-Agency	—	64,310,688	5,339,993	—	69,650,681
Commercial Mortgage-Backed Securities - Agency	—	90,783,237	—	—	90,783,237
Commercial Mortgage-Backed Securities - Non-Agency	—	56,294,094	—	—	56,294,094
Residential Mortgage-Backed Securities - Agency	—	854,605,313	—	—	854,605,313
Residential Mortgage-Backed Securities - Non-Agency	—	99,759,413	3,922,464	—	103,681,877
Options Purchased Calls	—	3,008,952	—	—	3,008,952
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Options Purchased Puts	—	553,485	—	—	553,485
Money Market Funds	—	—	—	31,230,042	31,230,042
Total Investments in Securities	—	1,169,319,643	9,262,457	31,230,042	1,209,812,142
Investments in Derivatives
Asset
Futures Contracts	2,261,992	—	—	—	2,261,992
Swap Contracts	—	186,524	—	—	186,524
Liability
Futures Contracts	(937,493)	—	—	—	(937,493)
Options Contracts Written	—	(2,303,236)	—	—	(2,303,236)
Swap Contracts	—	(168,548)	—	—	(168,548)
Total	1,324,499	1,167,034,383	9,262,457	31,230,042	1,208,851,381
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2019 ($)
Asset-Backed Securities — Non-Agency	5,796,817	—	—	(456,824)	—	—	—	—	5,339,993
Residential Mortgage-Backed Securities — Non-Agency	3,865,572	3	—	56,968	—	(79)	—	—	3,922,464
Total	9,662,389	3	—	(399,856)	—	(79)	—	—	9,262,457
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2019 was $(399,856), which is comprised of Asset-Backed Securities — Non-Agency of $(456,824) and Residential Mortgage-Backed Securities — Non-Agency of $56,968.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 10.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	286,447	8,982,978
CenturyLink, Inc.	37,394	448,354
Verizon Communications, Inc.	162,482	9,607,561
Total		19,038,893
Entertainment 1.9%
Activision Blizzard, Inc.	30,038	1,367,630
Electronic Arts, Inc.(a)	11,784	1,197,608
Fox Corp., Class A(a)	13,873	509,278
Fox Corp., Class B(a)	6,389	229,237
Netflix, Inc.(a)	17,165	6,120,352
Take-Two Interactive Software, Inc.(a)	4,446	419,569
Viacom, Inc., Class B	13,902	390,229
Walt Disney Co. (The)	68,665	7,623,893
Total		17,857,796
Interactive Media & Services 4.8%
Alphabet, Inc., Class A(a)	11,769	13,850,818
Alphabet, Inc., Class C(a)	12,087	14,181,798
Facebook, Inc., Class A(a)	93,801	15,635,689
TripAdvisor, Inc.(a)	4,046	208,167
Twitter, Inc.(a)	28,650	942,012
Total		44,818,484
Media 1.3%
CBS Corp., Class B Non Voting	13,669	649,688
Charter Communications, Inc., Class A(a)	6,819	2,365,579
Comcast Corp., Class A	177,601	7,100,488
Discovery, Inc., Class A(a)	6,175	166,848
Discovery, Inc., Class C(a)	14,171	360,227
DISH Network Corp., Class A(a)	9,027	286,066
Interpublic Group of Companies, Inc. (The)	15,133	317,944
News Corp., Class A	15,154	188,516
News Corp., Class B	4,869	60,814
Omnicom Group, Inc.	8,800	642,312
Total		12,138,482
Total Communication Services		93,853,655
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC	10,230	813,183
BorgWarner, Inc.	8,170	313,810
Total		1,126,993
Automobiles 0.4%
Ford Motor Co.	153,661	1,349,144
General Motors Co.	51,545	1,912,320
Harley-Davidson, Inc.	6,278	223,873
Total		3,485,337
Distributors 0.1%
Genuine Parts Co.	5,740	643,052
LKQ Corp.(a)	12,382	351,401
Total		994,453
Diversified Consumer Services 0.0%
H&R Block, Inc.	8,080	193,435
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	15,740	798,333
Chipotle Mexican Grill, Inc.(a)	955	678,346
Darden Restaurants, Inc.	4,861	590,466
Hilton Worldwide Holdings, Inc.	11,511	956,679
Marriott International, Inc., Class A	11,089	1,387,123
McDonald’s Corp.	30,096	5,715,230
MGM Resorts International	20,055	514,611
Norwegian Cruise Line Holdings Ltd.(a)	8,558	470,348
Royal Caribbean Cruises Ltd.	6,750	773,685
Starbucks Corp.	48,901	3,635,300
Wynn Resorts Ltd.	3,811	454,729
Yum! Brands, Inc.	12,046	1,202,311
Total		17,177,161
Household Durables 0.3%
D.R. Horton, Inc.	13,358	552,754
Garmin Ltd.	4,771	411,976
Leggett & Platt, Inc.	5,152	217,517
Lennar Corp., Class A	11,243	551,919
Mohawk Industries, Inc.(a)	2,418	305,031
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Newell Brands, Inc.	15,293	234,595
PulteGroup, Inc.	10,024	280,271
Whirlpool Corp.	2,505	332,889
Total		2,886,952
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	16,228	28,898,011
Booking Holdings, Inc.(a)	1,765	3,079,766
eBay, Inc.	33,814	1,255,852
Expedia Group, Inc.	4,595	546,805
Total		33,780,434
Leisure Products 0.1%
Hasbro, Inc.	4,548	386,671
Mattel, Inc.(a)	13,578	176,514
Total		563,185
Multiline Retail 0.5%
Dollar General Corp.	10,338	1,233,323
Dollar Tree, Inc.(a)	9,357	982,859
Kohl’s Corp.	6,492	446,455
Macy’s, Inc.	12,090	290,523
Nordstrom, Inc.	4,213	186,973
Target Corp.	20,523	1,647,176
Total		4,787,309
Specialty Retail 2.4%
Advance Auto Parts, Inc.	2,817	480,383
AutoZone, Inc.(a)	983	1,006,710
Best Buy Co., Inc.	9,206	654,178
CarMax, Inc.(a)	6,689	466,892
Foot Locker, Inc.	4,444	269,307
Gap, Inc. (The)	8,395	219,781
Home Depot, Inc. (The)	44,417	8,523,178
L Brands, Inc.	8,975	247,531
Lowe’s Companies, Inc.	31,499	3,448,196
O’Reilly Automotive, Inc.(a)	3,081	1,196,352
Ross Stores, Inc.	14,571	1,356,560
Tiffany & Co.	4,269	450,593
TJX Companies, Inc. (The)	48,659	2,589,145
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	4,766	465,924
Ulta Beauty, Inc.(a)	2,212	771,391
Total		22,146,121
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	5,997	274,363
Hanesbrands, Inc.	14,208	254,039
Nike, Inc., Class B	49,499	4,168,311
PVH Corp.	2,981	363,533
Ralph Lauren Corp.	2,076	269,216
Tapestry, Inc.	11,403	370,483
Under Armour, Inc., Class A(a)	7,384	156,098
Under Armour, Inc., Class C(a)	7,568	142,808
VF Corp.	12,755	1,108,537
Total		7,107,388
Total Consumer Discretionary		94,248,768
Consumer Staples 7.2%
Beverages 1.8%
Brown-Forman Corp., Class B	6,534	344,864
Coca-Cola Co. (The)	151,303	7,090,059
Constellation Brands, Inc., Class A	6,549	1,148,236
Molson Coors Brewing Co., Class B	7,383	440,396
Monster Beverage Corp.(a)	15,377	839,277
PepsiCo, Inc.	55,236	6,769,172
Total		16,632,004
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	17,323	4,194,591
Kroger Co. (The)	31,367	771,628
Sysco Corp.	18,577	1,240,201
Walgreens Boots Alliance, Inc.	31,534	1,995,156
Walmart, Inc.	55,976	5,459,339
Total		13,660,915
Food Products 1.1%
Archer-Daniels-Midland Co.	22,023	949,852
Campbell Soup Co.	7,579	288,987
ConAgra Foods, Inc.	19,098	529,778
General Mills, Inc.	23,465	1,214,314
Hershey Co. (The)	5,471	628,235
Hormel Foods Corp.	10,725	480,051

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
JM Smucker Co. (The)	4,472	520,988
Kellogg Co.	9,869	566,283
Kraft Heinz Co. (The)	24,454	798,423
Lamb Weston Holdings, Inc.	5,758	431,505
McCormick & Co., Inc.	4,825	726,790
Mondelez International, Inc., Class A	56,783	2,834,607
Tyson Foods, Inc., Class A	11,607	805,874
Total		10,775,687
Household Products 1.7%
Church & Dwight Co., Inc.	9,669	688,723
Clorox Co. (The)	5,041	808,879
Colgate-Palmolive Co.	33,883	2,322,341
Kimberly-Clark Corp.	13,540	1,677,606
Procter & Gamble Co. (The)	98,365	10,234,878
Total		15,732,427
Personal Products 0.2%
Coty, Inc., Class A	17,728	203,872
Estee Lauder Companies, Inc. (The), Class A	8,586	1,421,412
Total		1,625,284
Tobacco 1.0%
Altria Group, Inc.	73,710	4,233,165
Philip Morris International, Inc.	61,127	5,403,016
Total		9,636,181
Total Consumer Staples		68,062,498
Energy 5.4%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	20,184	559,501
Halliburton Co.	34,313	1,005,371
Helmerich & Payne, Inc.	4,299	238,852
National Oilwell Varco, Inc.	15,077	401,651
Schlumberger Ltd.	54,497	2,374,434
TechnipFMC PLC	16,727	393,419
Total		4,973,228
Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	19,641	893,273
Apache Corp.	14,757	511,478
Cabot Oil & Gas Corp.	16,646	434,460
Chevron Corp.	74,711	9,202,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Cimarex Energy Co.	3,988	278,761
Concho Resources, Inc.	7,887	875,141
ConocoPhillips Co.	44,612	2,977,405
Devon Energy Corp.	17,230	543,779
Diamondback Energy, Inc.	6,073	616,592
EOG Resources, Inc.	22,807	2,170,770
Exxon Mobil Corp.	166,606	13,461,765
Hess Corp.	10,005	602,601
HollyFrontier Corp.	6,173	304,144
Kinder Morgan, Inc.	76,545	1,531,665
Marathon Oil Corp.	32,185	537,811
Marathon Petroleum Corp.	26,487	1,585,247
Noble Energy, Inc.	19,015	470,241
Occidental Petroleum Corp.	29,475	1,951,245
ONEOK, Inc.	16,181	1,130,081
Phillips 66	16,492	1,569,544
Pioneer Natural Resources Co.	6,617	1,007,637
Valero Energy Corp.	16,425	1,393,333
Williams Companies, Inc. (The)	47,621	1,367,675
Total		45,417,549
Total Energy		50,390,777
Financials 12.6%
Banks 5.3%
Bank of America Corp.	353,215	9,745,202
BB&T Corp.	30,025	1,397,063
Citigroup, Inc.	92,463	5,753,048
Citizens Financial Group, Inc.	18,100	588,250
Comerica, Inc.	6,256	458,690
Fifth Third Bancorp	30,268	763,359
First Republic Bank	6,480	650,981
Huntington Bancshares, Inc.	41,159	521,896
JPMorgan Chase & Co.	128,750	13,033,362
KeyCorp	39,671	624,818
M&T Bank Corp.	5,445	854,974
People’s United Financial, Inc.	15,460	254,162
PNC Financial Services Group, Inc. (The)	17,833	2,187,396
Regions Financial Corp.	40,017	566,241
SunTrust Banks, Inc.	17,428	1,032,609
SVB Financial Group(a)	2,068	459,840

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Bancorp	59,162	2,851,017
Wells Fargo & Co.	161,005	7,779,762
Zions Bancorp	7,322	332,492
Total		49,855,162
Capital Markets 2.6%
Affiliated Managers Group, Inc.	2,047	219,254
Ameriprise Financial, Inc.(b)	5,329	682,645
Bank of New York Mellon Corp. (The)	34,543	1,742,003
BlackRock, Inc.	4,783	2,044,111
Cboe Global Markets, Inc.	4,415	421,368
Charles Schwab Corp. (The)	46,645	1,994,540
CME Group, Inc.	14,070	2,315,641
E*TRADE Financial Corp.	9,682	449,535
Franklin Resources, Inc.	11,618	385,021
Goldman Sachs Group, Inc. (The)	13,467	2,585,529
Intercontinental Exchange, Inc.	22,350	1,701,729
Invesco Ltd.	15,610	301,429
Moody’s Corp.	6,539	1,184,148
Morgan Stanley	51,062	2,154,816
MSCI, Inc.	3,311	658,359
Nasdaq, Inc.	4,549	397,992
Northern Trust Corp.	8,590	776,622
Raymond James Financial, Inc.	4,988	401,085
S&P Global, Inc.	9,780	2,059,179
State Street Corp.	14,886	979,648
T. Rowe Price Group, Inc.	9,295	930,615
Total		24,385,269
Consumer Finance 0.7%
American Express Co.	27,190	2,971,867
Capital One Financial Corp.	18,400	1,503,096
Discover Financial Services	12,912	918,818
Synchrony Financial	25,683	819,288
Total		6,213,069
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	76,468	15,361,656
Jefferies Financial Group, Inc.	10,344	194,364
Total		15,556,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.3%
Aflac, Inc.	29,504	1,475,200
Allstate Corp. (The)	13,052	1,229,237
American International Group, Inc.	34,187	1,472,092
Aon PLC	9,442	1,611,749
Arthur J Gallagher & Co.	7,239	565,366
Assurant, Inc.	2,427	230,347
Brighthouse Financial, Inc.(a)	4,589	166,535
Chubb Ltd.	18,020	2,524,242
Cincinnati Financial Corp.	5,957	511,706
Everest Re Group Ltd.	1,597	344,888
Hartford Financial Services Group, Inc. (The)	14,135	702,792
Lincoln National Corp.	8,035	471,655
Loews Corp.	10,776	516,494
Marsh & McLennan Companies, Inc.	19,860	1,864,854
MetLife, Inc.	37,646	1,602,590
Principal Financial Group, Inc.	10,181	510,984
Progressive Corp. (The)	22,964	1,655,475
Prudential Financial, Inc.	16,081	1,477,522
Torchmark Corp.	3,985	326,571
Travelers Companies, Inc. (The)	10,362	1,421,252
Unum Group	8,444	285,661
Willis Towers Watson PLC	5,074	891,248
Total		21,858,460
Total Financials		117,867,980
Health Care 14.4%
Biotechnology 2.3%
AbbVie, Inc.	58,006	4,674,703
Alexion Pharmaceuticals, Inc.(a)	8,783	1,187,286
Amgen, Inc.	24,465	4,647,861
Biogen, Inc.(a)	7,732	1,827,690
Celgene Corp.(a)	27,614	2,605,105
Gilead Sciences, Inc.	50,151	3,260,316
Incyte Corp.(a)	6,983	600,608
Regeneron Pharmaceuticals, Inc.(a)	3,080	1,264,710
Vertex Pharmaceuticals, Inc.(a)	10,050	1,848,697
Total		21,916,976

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	69,061	5,520,736
ABIOMED, Inc.(a)	1,768	504,923
Align Technology, Inc.(a)	2,863	814,037
Baxter International, Inc.	18,747	1,524,319
Becton Dickinson and Co.	10,585	2,643,392
Boston Scientific Corp.(a)	54,500	2,091,710
Cooper Companies, Inc. (The)	1,938	573,977
Danaher Corp.	24,707	3,261,818
Dentsply Sirona, Inc.	8,753	434,061
Edwards Lifesciences Corp.(a)	8,169	1,562,975
Hologic, Inc.(a)	10,527	509,507
IDEXX Laboratories, Inc.(a)	3,385	756,886
Intuitive Surgical, Inc.(a)	4,498	2,566,469
Medtronic PLC	52,739	4,803,468
ResMed, Inc.	5,634	585,767
Stryker Corp.	12,163	2,402,436
Teleflex, Inc.	1,810	546,910
Varian Medical Systems, Inc.(a)	3,574	506,507
Zimmer Biomet Holdings, Inc.	8,043	1,027,091
Total		32,636,989
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	6,138	488,094
Anthem, Inc.	10,103	2,899,359
Cardinal Health, Inc.	11,721	564,366
Centene Corp.(a)	16,248	862,769
Cigna Corp.	14,942	2,402,972
CVS Health Corp.	51,005	2,750,700
DaVita, Inc.(a)	4,975	270,093
HCA Healthcare, Inc.	10,502	1,369,251
Henry Schein, Inc.(a)	5,957	358,075
Humana, Inc.	5,329	1,417,514
Laboratory Corp. of America Holdings(a)	3,882	593,868
McKesson Corp.	7,538	882,398
Quest Diagnostics, Inc.	5,279	474,688
UnitedHealth Group, Inc.	37,729	9,328,873
Universal Health Services, Inc., Class B	3,289	439,969
WellCare Health Plans, Inc.(a)	1,969	531,138
Total		25,634,127
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Cerner Corp.(a)	12,755	729,714
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	12,493	1,004,187
Illumina, Inc.(a)	5,778	1,795,167
IQVIA Holdings, Inc.(a)	6,227	895,754
Mettler-Toledo International, Inc.(a)	976	705,648
PerkinElmer, Inc.	4,360	420,129
Thermo Fisher Scientific, Inc.	15,829	4,332,714
Waters Corp.(a)	2,811	707,557
Total		9,861,156
Pharmaceuticals 4.7%
Allergan PLC	12,290	1,799,379
Bristol-Myers Squibb Co.	64,199	3,062,934
Eli Lilly & Co.	33,965	4,407,299
Johnson & Johnson	104,718	14,638,529
Merck & Co., Inc.	101,502	8,441,921
Mylan NV(a)	20,276	574,622
Nektar Therapeutics(a)	6,843	229,925
Perrigo Co. PLC	4,913	236,610
Pfizer, Inc.	218,305	9,271,413
Zoetis, Inc.	18,829	1,895,516
Total		44,558,148
Total Health Care		135,337,110
Industrials 9.4%
Aerospace & Defense 2.5%
Arconic, Inc.	16,976	324,411
Boeing Co. (The)	20,663	7,881,282
General Dynamics Corp.	10,655	1,803,679
Harris Corp.	4,635	740,256
Huntington Ingalls Industries, Inc.	1,632	338,150
L3 Technologies, Inc.	3,119	643,668
Lockheed Martin Corp.	9,664	2,900,746
Northrop Grumman Corp.	6,672	1,798,771
Raytheon Co.	11,102	2,021,452
Textron, Inc.	9,229	467,541

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TransDigm Group, Inc.(a)	1,916	869,845
United Technologies Corp.	31,874	4,108,240
Total		23,898,041
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,381	468,093
Expeditors International of Washington, Inc.	6,755	512,705
FedEx Corp.	9,440	1,712,510
United Parcel Service, Inc., Class B	27,366	3,057,877
Total		5,751,185
Airlines 0.4%
Alaska Air Group, Inc.	4,841	271,677
American Airlines Group, Inc.	15,718	499,203
Delta Air Lines, Inc.	24,298	1,254,992
Southwest Airlines Co.	19,556	1,015,152
United Continental Holdings, Inc.(a)	8,814	703,181
Total		3,744,205
Building Products 0.3%
Allegion PLC	3,718	337,260
AO Smith Corp.	5,575	297,259
Fortune Brands Home & Security, Inc.	5,524	262,997
Johnson Controls International PLC	35,889	1,325,740
Masco Corp.	11,578	455,131
Total		2,678,387
Commercial Services & Supplies 0.4%
Cintas Corp.	3,328	672,622
Copart, Inc.(a)	7,895	478,358
Republic Services, Inc.	8,476	681,301
Rollins, Inc.	5,799	241,355
Waste Management, Inc.	15,331	1,593,044
Total		3,666,680
Construction & Engineering 0.1%
Fluor Corp.	5,487	201,921
Jacobs Engineering Group, Inc.	4,604	346,175
Quanta Services, Inc.	5,563	209,948
Total		758,044
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.5%
AMETEK, Inc.	8,933	741,171
Eaton Corp. PLC	16,657	1,341,888
Emerson Electric Co.	24,170	1,654,920
Rockwell Automation, Inc.	4,696	823,960
Total		4,561,939
Industrial Conglomerates 1.5%
3M Co.	22,645	4,705,178
General Electric Co.	342,306	3,419,637
Honeywell International, Inc.	28,666	4,555,600
Roper Technologies, Inc.	4,074	1,393,186
Total		14,073,601
Machinery 1.6%
Caterpillar, Inc.	22,631	3,066,274
Cummins, Inc.	5,695	899,070
Deere & Co.	12,519	2,001,037
Dover Corp.	5,704	535,035
Flowserve Corp.	5,148	232,381
Fortive Corp.	11,583	971,698
Illinois Tool Works, Inc.	11,869	1,703,557
Ingersoll-Rand PLC	9,518	1,027,468
PACCAR, Inc.	13,635	929,089
Parker-Hannifin Corp.	5,082	872,173
Pentair PLC	6,204	276,140
Snap-On, Inc.	2,187	342,309
Stanley Black & Decker, Inc.	5,947	809,803
Wabtec Corp.	5,490	404,723
Xylem, Inc.	7,065	558,418
Total		14,629,175
Professional Services 0.3%
Equifax, Inc.	4,742	561,927
IHS Markit Ltd.(a)	14,294	777,308
Nielsen Holdings PLC	13,978	330,859
Robert Half International, Inc.	4,685	305,275
Verisk Analytics, Inc.	6,433	855,589
Total		2,830,958

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.0%
CSX Corp.	30,471	2,279,840
JB Hunt Transport Services, Inc.	3,416	346,007
Kansas City Southern	3,971	460,556
Norfolk Southern Corp.	10,515	1,965,148
Union Pacific Corp.	28,428	4,753,162
Total		9,804,713
Trading Companies & Distributors 0.2%
Fastenal Co.	11,253	723,680
United Rentals, Inc.(a)	3,127	357,260
W.W. Grainger, Inc.	1,769	532,345
Total		1,613,285
Total Industrials		88,010,213
Information Technology 21.0%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	2,054	645,901
Cisco Systems, Inc.	173,098	9,345,561
F5 Networks, Inc.(a)	2,338	366,902
Juniper Networks, Inc.	13,678	362,057
Motorola Solutions, Inc.	6,443	904,726
Total		11,625,147
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	11,725	1,107,309
Corning, Inc.	30,935	1,023,948
FLIR Systems, Inc.	5,322	253,221
IPG Photonics Corp.(a)	1,399	212,340
Keysight Technologies, Inc.(a)	7,378	643,362
TE Connectivity Ltd.	13,321	1,075,671
Total		4,315,851
IT Services 5.1%
Accenture PLC, Class A	25,063	4,411,589
Akamai Technologies, Inc.(a)	6,419	460,306
Alliance Data Systems Corp.	1,794	313,914
Automatic Data Processing, Inc.	17,126	2,735,707
Broadridge Financial Solutions, Inc.	4,552	471,997
Cognizant Technology Solutions Corp., Class A	22,615	1,638,457
DXC Technology Co.	10,549	678,406
Fidelity National Information Services, Inc.	12,702	1,436,596
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	15,399	1,359,424
FleetCor Technologies, Inc.(a)	3,374	831,995
Gartner, Inc.(a)	3,526	534,824
Global Payments, Inc.	6,199	846,287
International Business Machines Corp.	34,991	4,937,230
Jack Henry & Associates, Inc.	3,038	421,492
MasterCard, Inc., Class A	35,495	8,357,298
Paychex, Inc.	12,563	1,007,553
PayPal Holdings, Inc.(a)	46,134	4,790,555
Total System Services, Inc.	6,401	608,159
VeriSign, Inc.(a)	4,142	752,021
Visa, Inc., Class A	68,824	10,749,621
Western Union Co. (The)	17,141	316,594
Total		47,660,025
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.(a)	34,648	884,217
Analog Devices, Inc.	14,483	1,524,625
Applied Materials, Inc.	37,336	1,480,746
Broadcom, Inc.	15,577	4,684,160
Intel Corp.	176,827	9,495,610
KLA-Tencor Corp.	6,501	776,284
Lam Research Corp.	5,998	1,073,702
Maxim Integrated Products, Inc.	10,747	571,418
Microchip Technology, Inc.	9,323	773,436
Micron Technology, Inc.(a)	44,082	1,821,909
NVIDIA Corp.	23,829	4,278,735
Qorvo, Inc.(a)	4,830	346,456
QUALCOMM, Inc.	47,590	2,714,058
Skyworks Solutions, Inc.	6,846	564,658
Texas Instruments, Inc.	36,904	3,914,407
Xilinx, Inc.	9,958	1,262,575
Total		36,166,996
Software 6.4%
Adobe, Inc.(a)	19,180	5,111,278
ANSYS, Inc.(a)	3,297	602,395
Autodesk, Inc.(a)	8,613	1,342,078
Cadence Design Systems, Inc.(a)	11,023	700,071
Citrix Systems, Inc.	4,924	490,726
Fortinet, Inc.(a)	5,708	479,301

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	10,186	2,662,722
Microsoft Corp.	301,685	35,580,729
Oracle Corp.	100,199	5,381,688
Red Hat, Inc.(a)	6,947	1,269,217
Salesforce.com, Inc.(a)	30,080	4,763,769
Symantec Corp.	25,136	577,877
Synopsys, Inc.(a)	5,881	677,197
Total		59,639,048
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.(c)	176,143	33,458,363
Hewlett Packard Enterprise Co.	54,145	835,457
HP, Inc.	60,297	1,171,571
NetApp, Inc.	9,716	673,708
Seagate Technology PLC	10,079	482,683
Western Digital Corp.	11,439	549,758
Xerox Corp.	7,855	251,203
Total		37,422,743
Total Information Technology		196,829,810
Materials 2.6%
Chemicals 2.0%
Air Products & Chemicals, Inc.	8,632	1,648,367
Albemarle Corp.	4,156	340,709
Celanese Corp., Class A	5,034	496,403
CF Industries Holdings, Inc.	8,764	358,272
DowDuPont, Inc.	88,662	4,726,571
Eastman Chemical Co.	5,494	416,885
Ecolab, Inc.	9,961	1,758,515
FMC Corp.	5,297	406,915
International Flavors & Fragrances, Inc.	3,986	513,357
Linde PLC	21,672	3,812,755
LyondellBasell Industries NV, Class A	11,971	1,006,522
Mosaic Co. (The)	13,945	380,838
PPG Industries, Inc.	9,277	1,047,095
Sherwin-Williams Co. (The)	3,205	1,380,425
Total		18,293,629
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,454	493,696
Vulcan Materials Co.	5,181	613,430
Total		1,107,126
Containers & Packaging 0.3%
Avery Dennison Corp.	3,303	373,239
Ball Corp.	13,150	760,859
International Paper Co.	15,739	728,244
Packaging Corp. of America	3,717	369,395
Sealed Air Corp.	6,122	281,979
WestRock Co.	10,037	384,919
Total		2,898,635
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	56,977	734,434
Newmont Mining Corp.	20,949	749,346
Nucor Corp.	12,006	700,550
Total		2,184,330
Total Materials		24,483,720
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.0%
Alexandria Real Estate Equities, Inc.	4,434	632,111
American Tower Corp.	17,347	3,418,400
Apartment Investment & Management Co., Class A	6,117	307,624
AvalonBay Communities, Inc.	5,447	1,093,376
Boston Properties, Inc.	6,071	812,785
Crown Castle International Corp.	16,338	2,091,264
Digital Realty Trust, Inc.	8,177	973,063
Duke Realty Corp.	14,130	432,095
Equinix, Inc.	3,281	1,486,818
Equity Residential	14,550	1,095,906
Essex Property Trust, Inc.	2,587	748,264
Extra Space Storage, Inc.	5,009	510,467
Federal Realty Investment Trust	2,922	402,798
HCP, Inc.	18,790	588,127
Host Hotels & Resorts, Inc.	29,120	550,368
Iron Mountain, Inc.	11,262	399,350
Kimco Realty Corp.	16,568	306,508
Macerich Co. (The)	4,161	180,379

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	4,475	489,252
ProLogis, Inc.	24,783	1,783,137
Public Storage	5,906	1,286,209
Realty Income Corp.	11,948	878,895
Regency Centers Corp.	6,590	444,759
SBA Communications Corp.(a)	4,426	883,695
Simon Property Group, Inc.	12,146	2,213,123
SL Green Realty Corp.	3,290	295,837
UDR, Inc.	10,842	492,877
Ventas, Inc.	14,002	893,468
Vornado Realty Trust	6,816	459,671
Welltower, Inc.	15,194	1,179,054
Weyerhaeuser Co.	29,352	773,132
Total		28,102,812
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	12,279	607,197
Total Real Estate		28,710,009
Utilities 3.3%
Electric Utilities 2.0%
Alliant Energy Corp.	9,282	437,461
American Electric Power Co., Inc.	19,402	1,624,917
Duke Energy Corp.	28,583	2,572,470
Edison International	12,811	793,257
Entergy Corp.	7,458	713,209
Evergy, Inc.	10,009	581,022
Eversource Energy	12,464	884,321
Exelon Corp.	38,131	1,911,507
FirstEnergy Corp.	19,808	824,211
NextEra Energy, Inc.	18,807	3,635,769
Pinnacle West Capital Corp.	4,411	421,603
PPL Corp.	28,351	899,861
Southern Co. (The)	40,685	2,102,601
Xcel Energy, Inc.	20,217	1,136,398
Total		18,538,607
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	4,600	473,478
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	26,042	470,839
NRG Energy, Inc.	11,048	469,319
Total		940,158
Multi-Utilities 1.1%
Ameren Corp.	9,618	707,404
CenterPoint Energy, Inc.	19,708	605,036
CMS Energy Corp.	11,146	619,049
Consolidated Edison, Inc.	12,626	1,070,811
Dominion Energy, Inc.	31,429	2,409,347
DTE Energy Co.	7,156	892,639
NiSource, Inc.	14,652	419,926
Public Service Enterprise Group, Inc.	19,873	1,180,655
Sempra Energy	10,773	1,355,890
WEC Energy Group, Inc.	12,404	980,908
Total		10,241,665
Water Utilities 0.1%
American Water Works Co., Inc.	7,108	741,080
Total Utilities		30,934,988
Total Common Stocks (Cost $652,903,856)		928,729,528

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(d)	19,320,670	19,318,738
Total Money Market Funds (Cost $19,318,738)		19,318,738
Total Investments in Securities (Cost: $672,222,594)		948,048,266
Other Assets & Liabilities, Net		(10,164,557)
Net Assets		937,883,709

At March 31, 2019, securities and/or cash totaling $1,196,685 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	67	06/2019	USD	9,506,630	53,383	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	5,099	290	(60)	5,329	6,117	115,828	4,724	682,645
Columbia Short-Term Cash Fund, 2.519%
	15,474,877	45,623,824	(41,778,031)	19,320,670	—	—	96,286	19,318,738
Total					6,117	115,828	101,010	20,001,383

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	93,853,655	—	—	—	93,853,655
Consumer Discretionary	94,248,768	—	—	—	94,248,768
Consumer Staples	68,062,498	—	—	—	68,062,498
Energy	50,390,777	—	—	—	50,390,777
Financials	117,867,980	—	—	—	117,867,980
Health Care	135,337,110	—	—	—	135,337,110
Industrials	88,010,213	—	—	—	88,010,213
Information Technology	196,829,810	—	—	—	196,829,810
Materials	24,483,720	—	—	—	24,483,720
Real Estate	28,710,009	—	—	—	28,710,009
Utilities	30,934,988	—	—	—	30,934,988
Total Common Stocks	928,729,528	—	—	—	928,729,528
Money Market Funds	—	—	—	19,318,738	19,318,738
Total Investments in Securities	928,729,528	—	—	19,318,738	948,048,266
Investments in Derivatives
Asset
Futures Contracts	53,383	—	—	—	53,383
Total	928,782,911	—	—	19,318,738	948,101,649
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Argentina 0.5%
MercadoLibre, Inc.(a)	4,917	2,496,508
Brazil 9.6%
Arco Platform Ltd., Class A(a)	55,623	1,796,067
B3 SA - Brasil Bolsa Balcao	358,800	2,921,461
BK Brasil Operacao e Assessoria a Restaurantes SA	1,374,500	7,751,276
Fleury SA	488,100	2,548,116
Itaú Unibanco Holding SA, ADR	897,780	7,909,442
Localiza Rent a Car SA	637,001	5,321,696
Notre Dame Intermedica Participacoes SA	357,900	2,986,347
Pagseguro Digital Ltd., Class A(a)	136,029	4,060,466
Petroleo Brasileiro SA, ADR	447,120	7,118,150
Stone Co., Ltd., Class A(a)	45,320	1,863,105
Total		44,276,126
Canada 1.4%
First Quantum Minerals Ltd.	214,936	2,436,697
Parex Resources(a)	261,102	4,087,443
Total		6,524,140
China 31.7%
58.Com, Inc., ADR(a)	44,472	2,920,921
Alibaba Group Holding Ltd., ADR(a)	164,103	29,940,592
Baidu, Inc., ADR(a)	15,309	2,523,689
BeiGene Ltd., ADR(a)	33,985	4,486,020
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China International Travel Service Corp., Ltd., Class A	190,600	1,987,476
China Merchants Bank Co., Ltd., Class H	765,000	3,726,879
China Resources Cement Holdings Ltd.	3,696,000	3,829,427
CNOOC Ltd.	3,375,000	6,286,546
Industrial & Commercial Bank of China Ltd., Class H	7,197,000	5,285,366
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	230,001	4,461,623
Kingdee International Software Group Co., Ltd.	1,591,000	1,847,395
Kweichow Moutai Co., Ltd., Class A	46,500	5,897,640
Midea Group Co., Ltd., Class A	565,800	4,101,218
NetEase, Inc., ADR	23,554	5,687,113
New Oriental Education & Technology Group, Inc., ADR(a)	37,374	3,367,024
Nexteer Automotive Group Ltd.	1,601,000	1,982,345
Common Stocks (continued)
Issuer	Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., Class H	863,500	9,721,472
Shenzhou International Group Holdings Ltd.	263,000	3,533,462
TAL Education Group, ADR(a)	107,370	3,873,909
Tencent Holdings Ltd.	601,301	27,652,509
Tencent Music Entertainment Group, ADR(a)	195,589	3,540,161
Weibo Corp., ADR(a)	22,155	1,373,388
Wuliangye Yibin Co., Ltd., Class A	100,100	1,413,165
WuXi AppTec Co., Ltd., Class H(a)	131,100	1,595,756
Wuxi Biologics Cayman, Inc.(a)	486,500	4,739,192
Total		145,774,289
Hong Kong 2.0%
AIA Group Ltd.	518,200	5,181,881
Techtronic Industries Co., Ltd.	590,500	3,976,811
Total		9,158,692
Hungary 0.4%
Richter Gedeon Nyrt	92,341	1,741,279
India 12.1%
Adani Ports & Special Economic Zone Ltd.	313,946	1,712,852
Apollo Hospitals Enterprise Ltd.	107,524	1,904,790
AU Small Finance Bank Ltd.	182,750	1,569,445
Bajaj Finance Ltd.	41,906	1,828,538
Balkrishna Industries Ltd.	125,436	1,801,248
Biocon Ltd.	199,392	1,759,213
Eicher Motors Ltd.	12,992	3,851,943
HDFC Asset Management Co., Ltd.	100,159	2,216,939
HDFC Bank Ltd., ADR	78,814	9,135,331
HDFC Life Insurance Co., Ltd.	689,621	3,767,312
Indraprastha Gas Ltd.	528,298	2,326,766
IndusInd Bank Ltd.	172,657	4,436,168
Jubilant Foodworks Ltd.	223,209	4,650,556
Natco Pharma Ltd.	79,095	654,869
Petronet LNG Ltd.	909,800	3,302,454
Reliance Industries Ltd.	463,802	9,127,760
Tejas Networks Ltd.(a)	690,841	1,694,363
Total		55,740,547
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 7.2%
PT Ace Hardware Indonesia Tbk	27,804,300	3,477,587
PT Astra International Tbk	6,542,200	3,359,271
PT Bank Central Asia Tbk	4,980,100	9,718,086
PT Bank Rakyat Indonesia Persero Tbk	39,513,700	11,473,214
PT Pakuwon Jati Tbk	51,750,300	2,509,745
PT Telekomunikasi Indonesia Persero Tbk	8,900,700	2,460,242
Total		32,998,145
Luxembourg 0.2%
Ternium SA, ADR	41,261	1,123,124
Mexico 1.3%
Grupo Financiero Banorte SAB de CV, Class O	419,900	2,281,189
Mexichem SAB de CV	1,472,384	3,519,719
Total		5,800,908
Panama 0.5%
Copa Holdings SA, Class A	30,069	2,423,862
Peru 1.4%
Credicorp Ltd.	25,834	6,198,868
Philippines 0.9%
Ayala Land, Inc.	5,060,500	4,330,143
Poland 1.3%
Dino Polska SA(a)	131,875	4,156,086
KRUK SA	43,622	1,734,927
Total		5,891,013
Russian Federation 4.9%
Detsky Mir PJSC	1,200,851	1,626,635
Lukoil PJSC, ADR	60,689	5,437,734
Mail.ru Group Ltd., GDR(a),(d)	142,503	3,528,374
Sberbank of Russia PJSC, ADR	236,599	3,137,303
TCS Group Holding PLC, GDR	185,573	3,292,065
Yandex NV, Class A(a)	161,870	5,558,616
Total		22,580,727
South Africa 6.0%
AVI Ltd.	429,432	2,687,233
Capitec Bank Holdings Ltd.	29,345	2,745,592
Clicks Group Ltd.	76,040	970,793
Naspers Ltd., Class N	76,297	17,619,841
Common Stocks (continued)
Issuer	Shares	Value ($)
Sasol Ltd.	108,200	3,374,513
Total		27,397,972
South Korea 7.7%
Cafe24 Corp.(a)	16,010	1,528,528
KB Financial Group, Inc.	71,291	2,637,923
LG Chem Ltd.	6,786	2,191,939
Pearl Abyss Corp.(a)	8,620	1,277,030
Samsung Electronics Co., Ltd.	434,175	17,125,135
SK Hynix, Inc.	76,999	5,048,542
SK Innovation Co., Ltd.	22,330	3,532,465
SK Telecom Co., Ltd.	8,641	1,913,712
Total		35,255,274
Taiwan 5.8%
ASMedia Technology, Inc.	119,000	2,190,746
Cathay Financial Holding Co., Ltd.	1,276,000	1,863,893
MediaTek, Inc.	317,000	2,914,600
Silergy Corp.	116,000	1,737,619
Taiwan Semiconductor Manufacturing Co., Ltd.	2,097,838	16,801,708
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	27,979	1,146,020
Total		26,654,586
Thailand 2.1%
Mega Lifesciences PCL, Foreign Registered Shares	1,322,600	1,356,932
Muangthai Capital PCL, Foreign Registered Shares	3,166,500	4,401,872
Srisawad Corp., PCL, Foreign Registered Shares	701,700	1,175,280
Tisco Financial Group PCL, Foreign Registered Shares	985,800	2,745,362
Total		9,679,446
United States 0.5%
Universal Display Corp.	15,565	2,379,110
Total Common Stocks (Cost $359,319,651)		448,424,759

Preferred Stocks 2.2%
Issuer	Shares	Value ($)
Brazil 1.5%
Azul SA(a)	327,100	3,181,317
Cia Brasileira de Distribuicao	79,200	1,839,541
Lojas Americanas SA	455,200	1,935,735
Total		6,956,593

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2019 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
South Korea 0.7%
Samsung Electronics Co., Ltd.	97,589	3,124,818
Total Preferred Stocks (Cost $8,380,322)		10,081,411

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(e),(f)	739,247	739,173
Total Money Market Funds (Cost $739,173)		739,173
Total Investments in Securities (Cost $368,439,146)		459,245,343
Other Assets & Liabilities, Net		631,839
Net Assets		$459,877,182
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $3,528,374, which represents 0.77% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	2,148,927	26,618,222	(28,027,902)	739,247	—	—	18,701	739,173
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	2,496,508	—	—	—	2,496,508
Brazil	44,276,126	—	—	—	44,276,126
Canada	6,524,140	—	—	—	6,524,140
China	57,712,817	88,061,471	1	—	145,774,289
Hong Kong	—	9,158,692	—	—	9,158,692
Hungary	—	1,741,279	—	—	1,741,279
India	9,135,331	46,605,216	—	—	55,740,547
Indonesia	—	32,998,145	—	—	32,998,145
Luxembourg	1,123,124	—	—	—	1,123,124
Mexico	5,800,908	—	—	—	5,800,908
Panama	2,423,862	—	—	—	2,423,862
4	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Peru	6,198,868	—	—	—	6,198,868
Philippines	—	4,330,143	—	—	4,330,143
Poland	—	5,891,013	—	—	5,891,013
Russian Federation	5,558,616	17,022,111	—	—	22,580,727
South Africa	—	27,397,972	—	—	27,397,972
South Korea	—	35,255,274	—	—	35,255,274
Taiwan	1,146,020	25,508,566	—	—	26,654,586
Thailand	—	9,679,446	—	—	9,679,446
United States	2,379,110	—	—	—	2,379,110
Total Common Stocks	144,775,430	303,649,328	1	—	448,424,759
Preferred Stocks
Brazil	6,956,593	—	—	—	6,956,593
South Korea	—	3,124,818	—	—	3,124,818
Total Preferred Stocks	6,956,593	3,124,818	—	—	10,081,411
Money Market Funds	—	—	—	739,173	739,173
Total Investments in Securities	151,732,023	306,774,146	1	739,173	459,245,343
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	4,334,712	4,334,712	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 2.4%
Entertainment 2.4%
Live Nation Entertainment, Inc.(a)	84,194	5,349,687
Madison Square Garden Co. (The), Class A(a)	22,183	6,502,503
Total		11,852,190
Total Communication Services		11,852,190
Consumer Discretionary 19.3%
Distributors 1.2%
Pool Corp.	38,028	6,273,479
Diversified Consumer Services 1.1%
Grand Canyon Education, Inc.(a)	49,500	5,668,245
Hotels, Restaurants & Leisure 8.0%
Chipotle Mexican Grill, Inc.(a)	8,675	6,161,940
Choice Hotels International, Inc.	79,884	6,210,182
Churchill Downs, Inc.	76,893	6,940,362
Domino’s Pizza, Inc.	36,161	9,333,154
Six Flags Entertainment Corp.	120,608	5,952,005
Texas Roadhouse, Inc.	82,500	5,130,675
Total		39,728,318
Household Durables 2.4%
NVR, Inc.(a)	4,320	11,953,440
Specialty Retail 6.6%
O’Reilly Automotive, Inc.(a)	31,077	12,067,199
Tractor Supply Co.	82,206	8,036,459
Ulta Beauty, Inc.(a)	36,155	12,608,333
Total		32,711,991
Total Consumer Discretionary		96,335,473
Energy 2.6%
Energy Equipment & Services 1.4%
Helmerich & Payne, Inc.	126,403	7,022,950
Oil, Gas & Consumable Fuels 1.2%
Concho Resources, Inc.	53,408	5,926,152
Total Energy		12,949,102
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.7%
Banks 2.4%
First Republic Bank	53,390	5,363,559
SVB Financial Group(a)	30,613	6,807,107
Total		12,170,666
Capital Markets 3.3%
MSCI, Inc.	29,077	5,781,671
Raymond James Financial, Inc.	131,114	10,542,877
Total		16,324,548
Total Financials		28,495,214
Health Care 18.0%
Biotechnology 2.4%
Sarepta Therapeutics, Inc.(a)	50,571	6,027,558
Seattle Genetics, Inc.(a)	78,142	5,723,120
Total		11,750,678
Health Care Equipment & Supplies 7.7%
ABIOMED, Inc.(a)	19,071	5,446,487
Align Technology, Inc.(a)	32,918	9,359,575
IDEXX Laboratories, Inc.(a)	23,337	5,218,153
ResMed, Inc.	50,059	5,204,634
STERIS PLC	64,163	8,214,789
Varian Medical Systems, Inc.(a)	35,829	5,077,686
Total		38,521,324
Health Care Providers & Services 2.5%
Encompass Health Corp.	99,667	5,820,553
Laboratory Corp. of America Holdings(a)	44,526	6,811,587
Total		12,632,140
Health Care Technology 1.6%
Veeva Systems Inc., Class A(a)	63,200	8,017,552
Life Sciences Tools & Services 3.8%
Agilent Technologies, Inc.	124,061	9,972,023
Mettler-Toledo International, Inc.(a)	12,431	8,987,613
Total		18,959,636
Total Health Care		89,881,330
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.6%
Aerospace & Defense 2.6%
BWX Technologies, Inc.	107,438	5,326,776
HEICO Corp., Class A	91,128	7,660,220
Total		12,986,996
Building Products 2.3%
Lennox International, Inc.	43,800	11,580,720
Commercial Services & Supplies 3.8%
Cintas Corp.	25,593	5,172,601
Copart, Inc.(a)	128,625	7,793,389
Rollins, Inc.	139,396	5,801,661
Total		18,767,651
Machinery 3.2%
Donaldson Co., Inc.	150,303	7,524,168
Toro Co. (The)	125,000	8,605,000
Total		16,129,168
Professional Services 1.2%
CoStar Group, Inc.(a)	12,531	5,844,709
Road & Rail 1.5%
Old Dominion Freight Line, Inc.	52,000	7,508,280
Trading Companies & Distributors 1.0%
HD Supply Holdings, Inc.(a)	113,500	4,920,225
Total Industrials		77,737,749
Information Technology 27.5%
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	87,743	8,455,793
IT Services 9.4%
Booz Allen Hamilton Holdings Corp.	154,795	8,999,781
Gartner, Inc.(a)	51,869	7,867,490
GoDaddy, Inc., Class A(a)	123,541	9,289,048
VeriSign, Inc.(a)	47,344	8,595,777
WEX, Inc.(a)	28,927	5,553,695
Worldpay, Inc., Class A(a)	57,341	6,508,203
Total		46,813,994
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.0%
Lam Research Corp.	78,467	14,046,378
Skyworks Solutions, Inc.	92,295	7,612,491
Teradyne, Inc.	207,221	8,255,685
Total		29,914,554
Software 10.4%
ANSYS, Inc.(a)	54,375	9,934,856
Aspen Technology, Inc.(a)	50,990	5,316,217
Cadence Design Systems, Inc.(a)	197,703	12,556,118
Guidewire Software, Inc.(a)	54,305	5,276,274
ServiceNow, Inc.(a)	50,836	12,530,566
Tyler Technologies, Inc.(a)	29,086	5,945,178
Total		51,559,209
Total Information Technology		136,743,550
Materials 3.3%
Chemicals 3.3%
Celanese Corp., Class A	105,752	10,428,205
International Flavors & Fragrances, Inc.	48,045	6,187,715
Total		16,615,920
Total Materials		16,615,920
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
Equity LifeStyle Properties, Inc.	70,479	8,055,750
SBA Communications Corp.(a)	26,514	5,293,785
Total		13,349,535
Total Real Estate		13,349,535
Total Common Stocks (Cost $427,144,024)		483,960,063

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	15,276,727	15,275,199
Total Money Market Funds (Cost $15,275,199)		15,275,199
Total Investments in Securities (Cost: $442,419,223)		499,235,262
Other Assets & Liabilities, Net		(912,198)
Net Assets		498,323,064

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	11,831,346	38,641,857	(35,196,476)	15,276,727	—	—	69,582	15,275,199
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	11,852,190	—	—	—	11,852,190
Consumer Discretionary	96,335,473	—	—	—	96,335,473
Energy	12,949,102	—	—	—	12,949,102
Financials	28,495,214	—	—	—	28,495,214
Health Care	89,881,330	—	—	—	89,881,330
Industrials	77,737,749	—	—	—	77,737,749
Information Technology	136,743,550	—	—	—	136,743,550
Materials	16,615,920	—	—	—	16,615,920
Real Estate	13,349,535	—	—	—	13,349,535
Total Common Stocks	483,960,063	—	—	—	483,960,063
Money Market Funds	—	—	—	15,275,199	15,275,199
Total Investments in Securities	483,960,063	—	—	15,275,199	499,235,262
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund (formerly Columbia Variable Portfolio – Select Large-Cap Value Fund), March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 4.8%
Diversified Telecommunication Services 4.8%
Verizon Communications, Inc.	1,050,000	62,086,500
Total Communication Services		62,086,500
Consumer Discretionary 5.7%
Internet & Direct Marketing Retail 2.7%
Qurate Retail, Inc.(a)	2,200,000	35,156,000
Specialty Retail 3.0%
Lowe’s Companies, Inc.	348,451	38,144,931
Total Consumer Discretionary		73,300,931
Consumer Staples 5.3%
Food Products 3.0%
Tyson Foods, Inc., Class A	550,000	38,186,500
Tobacco 2.3%
Philip Morris International, Inc.	340,000	30,052,600
Total Consumer Staples		68,239,100
Energy 13.8%
Energy Equipment & Services 3.4%
Halliburton Co.	705,575	20,673,347
TechnipFMC PLC	965,400	22,706,208
Total		43,379,555
Oil, Gas & Consumable Fuels 10.4%
Anadarko Petroleum Corp.	700,000	31,836,000
Chevron Corp.	231,714	28,542,530
Marathon Petroleum Corp.	500,000	29,925,000
Valero Energy Corp.	184,500	15,651,135
Williams Companies, Inc. (The)	993,816	28,542,396
Total		134,497,061
Total Energy		177,876,616
Financials 22.2%
Banks 12.7%
Bank of America Corp.	1,600,001	44,144,028
Citigroup, Inc.	675,000	41,998,500
JPMorgan Chase & Co.	425,000	43,022,750
Wells Fargo & Co.	710,558	34,334,162
Total		163,499,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.6%
Morgan Stanley	800,000	33,760,000
Insurance 6.9%
American International Group, Inc.	822,141	35,401,392
MetLife, Inc.	634,427	27,007,557
Unum Group	800,772	27,090,117
Total		89,499,066
Total Financials		286,758,506
Health Care 11.8%
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	422,951	34,390,146
Health Care Providers & Services 5.8%
Cigna Corp.	194,520	31,282,706
Humana, Inc.	164,500	43,757,000
Total		75,039,706
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	890,300	42,476,213
Total Health Care		151,906,065
Industrials 8.9%
Aerospace & Defense 2.1%
United Technologies Corp.	211,476	27,257,142
Industrial Conglomerates 3.0%
Honeywell International, Inc.	240,000	38,140,800
Road & Rail 3.8%
CSX Corp.	409,000	30,601,380
Union Pacific Corp.	113,881	19,040,903
Total		49,642,283
Total Industrials		115,040,225
Information Technology 12.3%
Electronic Equipment, Instruments & Components 3.3%
Corning, Inc.	1,282,360	42,446,116
IT Services 3.2%
Teradata Corp.(a)	956,954	41,771,042
Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund (formerly Columbia Variable Portfolio – Select Large-Cap Value Fund), March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc.	1,091,341	43,282,584
QUALCOMM, Inc.	546,200	31,149,786
Total		74,432,370
Total Information Technology		158,649,528
Materials 9.0%
Chemicals 4.8%
FMC Corp.	700,000	53,774,000
Livent Corp.(a)	654,710	8,039,839
Total		61,813,839
Metals & Mining 4.2%
Barrick Gold Corp.	1,069,400	14,661,474
Freeport-McMoRan, Inc.	3,038,500	39,166,265
Total		53,827,739
Total Materials		115,641,578
Utilities 5.3%
Electric Utilities 2.5%
NextEra Energy, Inc.	163,400	31,588,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.8%
AES Corp. (The)	2,000,000	36,160,000
Total Utilities		67,748,488
Total Common Stocks (Cost $975,542,424)		1,277,247,537

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	26,215,411	26,212,789
Total Money Market Funds (Cost $26,212,789)		26,212,789
Total Investments in Securities (Cost: $1,001,755,213)		1,303,460,326
Other Assets & Liabilities, Net		(14,010,110)
Net Assets		1,289,450,216

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	51,492,729	13,104,742	(38,382,060)	26,215,411	—	—	217,482	26,212,789
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund (formerly Columbia Variable Portfolio – Select Large-Cap Value Fund), March 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	62,086,500	—	—	—	62,086,500
Consumer Discretionary	73,300,931	—	—	—	73,300,931
Consumer Staples	68,239,100	—	—	—	68,239,100
Energy	177,876,616	—	—	—	177,876,616
Financials	286,758,506	—	—	—	286,758,506
Health Care	151,906,065	—	—	—	151,906,065
Industrials	115,040,225	—	—	—	115,040,225
Information Technology	158,649,528	—	—	—	158,649,528
Materials	115,641,578	—	—	—	115,641,578
Utilities	67,748,488	—	—	—	67,748,488
Total Common Stocks	1,277,247,537	—	—	—	1,277,247,537
Money Market Funds	—	—	—	26,212,789	26,212,789
Total Investments in Securities	1,277,247,537	—	—	26,212,789	1,303,460,326
See the Portfolio of Investments for all investment classifications not indicated in the table.
Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund (formerly Columbia Variable Portfolio – Select Large-Cap Value Fund), March 31, 2019 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c),(d)	27,056	0
Loral Space & Communications, Inc.(b)	6	216
Ziff Davis Holdings, Inc.(a),(b),(d)	553	6
Total		222
Total Communication Services		222
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	362	49,127
Total Consumer Discretionary		49,127
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	15,196
Total Industrials		15,196
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		64,545

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	296,351	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 85.1%

Aerospace & Defense 2.5%
Bombardier, Inc.(f)
03/15/2025	7.500%	285,000	293,298
04/15/2027	7.875%	1,036,000	1,066,815
TransDigm, Inc.(f)
03/15/2026	6.250%	2,593,000	2,694,353
03/15/2027	7.500%	866,000	887,611
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	3,653,000	3,617,529
Total			8,559,606
Automotive 0.3%
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	200,000	197,930
Panther BF Aggregator 2 LP/Finance Co., Inc.(f),(g)
05/15/2026	6.250%	307,000	313,146
05/15/2027	8.500%	511,000	512,679
Total			1,023,755
Banking 0.6%
Ally Financial, Inc.
11/01/2031	8.000%	1,586,000	1,969,274
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	186,000	192,146
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(f)
12/15/2023	5.750%	397,000	410,129
05/15/2026	5.875%	1,095,000	1,111,207
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	1,823,000	1,722,318
James Hardie International Finance DAC(f)
01/15/2025	4.750%	308,000	304,606
Total			3,548,260
Cable and Satellite 9.1%
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	548,000	565,731
05/01/2027	5.125%	4,765,000	4,790,383
CSC Holdings LLC(f)
07/15/2023	5.375%	1,899,000	1,934,783
10/15/2025	6.625%	426,000	451,691
02/01/2028	5.375%	1,199,000	1,200,643
04/01/2028	7.500%	1,688,000	1,811,681
02/01/2029	6.500%	1,588,000	1,690,850
DISH DBS Corp.
11/15/2024	5.875%	1,712,000	1,438,816
07/01/2026	7.750%	2,833,000	2,467,404
Hughes Satellite Systems Corp.
06/15/2019	6.500%	1,640,000	1,648,646
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	265,000	271,865
07/15/2026	5.375%	1,631,000	1,668,384
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	2,710,000	2,782,189
ViaSat, Inc.(f)
04/15/2027	5.625%	305,000	311,568
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	3,741,000	3,763,154
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	1,806,000	1,736,541
Ziggo BV(f)
01/15/2027	5.500%	2,297,000	2,274,901
Total			30,809,230
Chemicals 2.6%
Angus Chemical Co.(f)
02/15/2023	8.750%	944,000	946,612
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	653,000	658,835
Chemours Co. (The)
05/15/2023	6.625%	949,000	982,040
INEOS Group Holdings SA(f)
08/01/2024	5.625%	469,000	466,511
Platform Specialty Products Corp.(f)
12/01/2025	5.875%	2,123,000	2,132,097
PQ Corp.(f)
11/15/2022	6.750%	1,505,000	1,561,245
12/15/2025	5.750%	921,000	894,180
SPCM SA(f)
09/15/2025	4.875%	597,000	584,652
Starfruit Finco BV/US Holdco LLC(f)
10/01/2026	8.000%	466,000	468,867
Total			8,695,039
Construction Machinery 1.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,009,000	1,004,447
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	301,000	307,681
United Rentals North America, Inc.
09/15/2026	5.875%	1,636,000	1,691,218
12/15/2026	6.500%	934,000	982,893
Total			3,986,239
Consumer Cyclical Services 0.8%
APX Group, Inc.
12/01/2022	7.875%	2,216,000	2,223,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
frontdoor, Inc.(f)
08/15/2026	6.750%	330,000	337,662
Total			2,561,374
Consumer Products 2.2%
Energizer Holdings, Inc.(f)
07/15/2026	6.375%	348,000	357,147
01/15/2027	7.750%	432,000	460,224
Mattel, Inc.(f)
12/31/2025	6.750%	661,000	650,327
Prestige Brands, Inc.(f)
03/01/2024	6.375%	1,563,000	1,590,409
Resideo Funding, Inc.(f)
11/01/2026	6.125%	173,000	178,533
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,399,000	1,454,718
Spectrum Brands, Inc.
07/15/2025	5.750%	1,631,000	1,649,367
Valvoline, Inc.
07/15/2024	5.500%	407,000	413,741
08/15/2025	4.375%	795,000	761,234
Total			7,515,700
Diversified Manufacturing 0.6%
BWX Technologies, Inc.(f)
07/15/2026	5.375%	259,000	263,023
CFX Escrow Corp.(f)
02/15/2024	6.000%	206,000	214,481
02/15/2026	6.375%	247,000	262,410
Gates Global LLC/Co.(f)
07/15/2022	6.000%	77,000	77,229
SPX FLOW, Inc.(f)
08/15/2024	5.625%	230,000	231,054
TriMas Corp.(f)
10/15/2025	4.875%	126,000	124,183
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	508,022
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	409,000	433,173
Total			2,113,575
Electric 4.7%
AES Corp. (The)
03/15/2023	4.500%	624,000	629,884
09/01/2027	5.125%	1,218,000	1,267,677
Calpine Corp.
01/15/2025	5.750%	842,000	836,376

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(f)
06/01/2026	5.250%	542,000	539,909
Clearway Energy Operating LLC
08/15/2024	5.375%	3,252,000	3,243,860
09/15/2026	5.000%	696,000	662,330
Clearway Energy Operating LLC(f)
10/15/2025	5.750%	331,000	332,044
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	2,127,000	2,084,822
NRG Energy, Inc.
05/01/2024	6.250%	400,000	413,033
01/15/2027	6.625%	1,288,000	1,386,519
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	963,000	980,089
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	1,154,000	1,120,757
Vistra Energy Corp.
11/01/2024	7.625%	795,000	842,059
Vistra Operations Co. LLC(f)
09/01/2026	5.500%	366,000	380,682
02/15/2027	5.625%	1,114,000	1,158,651
Total			15,878,692
Finance Companies 3.5%
Avolon Holdings Funding Ltd.(f)
01/15/2023	5.500%	1,038,000	1,070,793
10/01/2023	5.125%	760,000	773,285
05/15/2024	5.250%	484,000	498,074
iStar, Inc.
04/01/2022	6.000%	727,000	729,455
Navient Corp.
03/25/2021	5.875%	223,000	230,178
06/15/2022	6.500%	1,023,000	1,067,748
10/25/2024	5.875%	1,479,000	1,437,980
Park Aerospace Holdings Ltd.(f)
08/15/2022	5.250%	164,000	168,097
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	1,013,000	913,771
Quicken Loans, Inc.(f)
05/01/2025	5.750%	1,686,000	1,690,505
Springleaf Finance Corp.
03/15/2023	5.625%	550,000	557,339
03/15/2024	6.125%	1,226,000	1,253,940
03/15/2025	6.875%	848,000	874,653
03/15/2026	7.125%	537,000	546,285
Total			11,812,103
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.0%
B&G Foods, Inc.
04/01/2025	5.250%	1,221,000	1,177,333
Darling Ingredients, Inc.(f),(g)
04/15/2027	5.250%	128,000	129,920
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	773,000	624,733
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	352,000	356,473
11/01/2026	4.875%	620,000	628,278
Post Holdings, Inc.(f)
03/01/2025	5.500%	368,000	372,303
08/15/2026	5.000%	1,366,000	1,331,862
03/01/2027	5.750%	1,807,000	1,815,520
01/15/2028	5.625%	431,000	427,756
Total			6,864,178
Gaming 4.3%
Boyd Gaming Corp.
05/15/2023	6.875%	824,000	855,805
08/15/2026	6.000%	625,000	640,674
Caesars Resort Collection LLC/CRC Finco, Inc.(f)
10/15/2025	5.250%	452,000	435,552
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	956,174
09/15/2026	6.000%	540,000	547,093
International Game Technology PLC(f)
02/15/2025	6.500%	1,233,000	1,284,336
01/15/2027	6.250%	538,000	551,359
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	1,083,000	1,116,196
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	372,546
01/15/2028	4.500%	533,000	501,704
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
02/01/2027	5.750%	565,000	583,421
MGM Resorts International
12/15/2021	6.625%	1,946,000	2,084,057
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	275,000	267,442
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	740,000	742,680
Scientific Games International, Inc.(f)
10/15/2025	5.000%	1,499,000	1,469,518
03/15/2026	8.250%	669,000	683,222
Stars Group Holdings BV/Co-Borrower LLC(f)
07/15/2026	7.000%	387,000	403,461

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	867,000	856,944
Total			14,352,184
Health Care 3.3%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	101,000	101,309
03/01/2024	6.500%	1,063,000	1,092,237
Avantor, Inc.(f)
10/01/2024	6.000%	335,000	347,935
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	1,127,000	1,116,331
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	321,000	334,106
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	603,000	567,826
HCA, Inc.
09/01/2028	5.625%	505,000	533,525
02/01/2029	5.875%	503,000	541,243
Hill-Rom Holdings, Inc.(f)
02/15/2025	5.000%	527,000	535,657
Hologic, Inc.(f)
10/15/2025	4.375%	973,000	968,549
02/01/2028	4.625%	290,000	285,955
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	1,550,000	1,545,663
Teleflex, Inc.
06/01/2026	4.875%	368,000	374,752
11/15/2027	4.625%	599,000	593,729
Tenet Healthcare Corp.
04/01/2022	8.125%	553,000	595,454
05/01/2025	5.125%	635,000	637,575
Tenet Healthcare Corp.(f)
02/01/2027	6.250%	944,000	981,638
Total			11,153,484
Healthcare Insurance 1.5%
Centene Corp.
01/15/2025	4.750%	1,045,000	1,065,970
Centene Corp.(f)
06/01/2026	5.375%	1,258,000	1,312,323
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,752,000	1,818,173
WellCare Health Plans, Inc.(f)
08/15/2026	5.375%	854,000	893,946
Total			5,090,412
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.9%
Lennar Corp.
06/01/2026	5.250%	656,000	674,777
06/15/2027	5.000%	739,000	741,343
Meritage Homes Corp.
04/01/2022	7.000%	491,000	525,752
06/06/2027	5.125%	568,000	550,356
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	551,000	558,742
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	49,000	49,216
Total			3,100,186
Independent Energy 6.1%
Callon Petroleum Co.
10/01/2024	6.125%	296,000	298,471
07/01/2026	6.375%	1,788,000	1,791,492
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,537,000	1,512,952
Centennial Resource Production LLC(f)
01/15/2026	5.375%	382,000	365,772
04/01/2027	6.875%	677,000	683,309
Chesapeake Energy Corp.
10/01/2026	7.500%	1,042,000	1,030,504
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	2,233,000	2,147,201
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2028	5.750%	728,000	762,252
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	581,000	485,119
02/01/2026	5.625%	150,000	115,604
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	609,000	539,635
Jagged Peak Energy LLC
05/01/2026	5.875%	902,000	893,503
Matador Resources Co.
09/15/2026	5.875%	1,008,000	1,008,221
MEG Energy Corp.(f)
01/15/2025	6.500%	235,000	231,360
Parsley Energy LLC/Finance Corp.(f)
06/01/2024	6.250%	632,000	652,488
08/15/2025	5.250%	1,284,000	1,267,394
10/15/2027	5.625%	1,580,000	1,571,579
QEP Resources, Inc.
03/01/2026	5.625%	865,000	786,770

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
06/01/2025	5.625%	268,000	248,110
09/15/2026	6.750%	1,368,000	1,312,244
01/15/2027	6.625%	732,000	697,160
WPX Energy, Inc.
01/15/2022	6.000%	452,000	469,185
09/15/2024	5.250%	1,117,000	1,130,708
06/01/2026	5.750%	536,000	544,391
Total			20,545,424
Leisure 0.6%
AMC Entertainment, Inc.
02/15/2022	5.875%	335,000	340,402
Boyne U.S.A., Inc.(f)
05/01/2025	7.250%	534,000	571,891
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	512,000	514,783
Viking Cruises Ltd.(f)
09/15/2027	5.875%	675,000	656,380
Total			2,083,456
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(f)
05/01/2026	5.125%	672,000	682,774
Marriott Ownership Resorts, Inc.(f)
09/15/2026	6.500%	173,000	181,347
Total			864,121
Media and Entertainment 2.1%
Match Group, Inc.
06/01/2024	6.375%	787,000	828,135
Netflix, Inc.
02/15/2025	5.875%	561,000	607,106
04/15/2028	4.875%	1,364,000	1,350,937
Netflix, Inc.(f)
11/15/2028	5.875%	1,922,000	2,030,334
05/15/2029	6.375%	498,000	539,197
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,500,000	1,541,250
Total			6,896,959
Metals and Mining 2.9%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	376,000	398,154
09/30/2026	7.000%	298,000	321,759
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	916,000	955,482
Constellium NV(f)
02/15/2026	5.875%	1,622,000	1,596,646
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/15/2043	5.450%	2,247,000	1,964,208
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	155,000	148,914
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	569,000	588,681
01/15/2025	7.625%	1,381,000	1,424,807
Novelis Corp.(f)
08/15/2024	6.250%	399,000	407,587
09/30/2026	5.875%	1,796,000	1,792,483
Total			9,598,721
Midstream 6.4%
Antero Midstream Partners LP/Finance Corp.(f)
03/01/2027	5.750%	774,000	785,506
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	988,000	1,036,072
Cheniere Energy Partners LP(f)
10/01/2026	5.625%	985,000	1,009,459
DCP Midstream Operating LP
07/15/2025	5.375%	347,000	362,892
04/01/2044	5.600%	2,548,000	2,461,159
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	746,000	737,996
Energy Transfer Operating LP
03/15/2023	4.250%	751,000	767,657
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	897,000	928,523
NGPL PipeCo LLC(f)
08/15/2022	4.375%	340,000	346,627
12/15/2037	7.768%	2,313,000	2,795,038
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	175,810
NuStar Logistics LP
04/28/2027	5.625%	798,000	797,957
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	376,000	403,389
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	860,000	853,832
Sunoco LP/Finance Corp.
01/15/2023	4.875%	349,000	354,492
02/15/2026	5.500%	930,000	921,672
Tallgrass Energy Partners LP/Finance Corp.(f)
01/15/2028	5.500%	835,000	839,533
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,140,000	2,188,343
01/15/2028	5.000%	2,341,000	2,304,434

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.(f)
07/15/2027	6.500%	176,000	189,994
01/15/2029	6.875%	467,000	507,970
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	919,847
Total			21,688,202
Oil Field Services 1.2%
Apergy Corp.
05/01/2026	6.375%	1,043,000	1,056,813
Calfrac Holdings LP(f)
06/15/2026	8.500%	473,000	366,166
Nabors Industries, Inc.
02/01/2025	5.750%	1,403,000	1,258,453
SESI LLC
09/15/2024	7.750%	780,000	645,621
Transocean Guardian Ltd.(f)
01/15/2024	5.875%	476,280	485,920
Transocean Poseidon Ltd.(f)
02/01/2027	6.875%	283,000	294,784
Total			4,107,757
Other Industry 0.4%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	1,083,000	1,069,326
WeWork Companies, Inc.(f)
05/01/2025	7.875%	445,000	408,013
Total			1,477,339
Other REIT 0.6%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	508,000	520,538
03/15/2027	5.375%	1,301,000	1,346,068
Total			1,866,606
Packaging 2.9%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
09/15/2022	4.250%	1,244,000	1,244,797
05/15/2024	7.250%	3,573,000	3,764,105
02/15/2025	6.000%	798,000	796,317
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,505,755
BWAY Holding Co.(f)
04/15/2024	5.500%	1,005,000	998,494
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	1,437,000	1,462,221
Total			9,771,689
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.1%
Bausch Health Companies, Inc.(f)
12/15/2025	9.000%	803,000	873,476
04/01/2026	9.250%	1,860,000	2,038,090
01/31/2027	8.500%	705,000	747,765
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	569,000	564,321
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	2,618,000	2,668,206
Par Pharmaceutical, Inc.(f)
04/01/2027	7.500%	324,000	328,754
Total			7,220,612
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	30,000	7
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	645,000	152
Total			159
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(f)
10/15/2025	5.000%	2,125,000	2,101,674
Retailers 0.3%
L Brands, Inc.
11/01/2035	6.875%	581,000	501,552
Party City Holdings, Inc.(f)
08/15/2023	6.125%	92,000	93,551
08/01/2026	6.625%	293,000	291,232
Total			886,335
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc.(f)
03/15/2026	7.500%	401,000	412,984
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	331,000	314,559
Total			727,543
Technology 6.8%
Camelot Finance SA(f)
10/15/2024	7.875%	1,129,000	1,189,995
CDK Global, Inc.
06/01/2027	4.875%	1,146,000	1,144,740
CommScope Finance LLC(f)
03/01/2024	5.500%	490,000	501,752
03/01/2026	6.000%	739,000	763,206
03/01/2027	8.250%	296,000	307,142

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(f)
06/15/2025	6.000%	1,029,000	1,000,053
03/15/2027	5.000%	411,000	365,008
Equinix, Inc.
01/15/2026	5.875%	1,703,000	1,792,980
05/15/2027	5.375%	1,784,000	1,875,507
First Data Corp.(f)
01/15/2024	5.750%	3,299,000	3,401,955
Gartner, Inc.(f)
04/01/2025	5.125%	1,146,000	1,157,681
Iron Mountain, Inc.
08/15/2024	5.750%	1,023,000	1,033,192
MSCI, Inc.(f)
08/01/2026	4.750%	566,000	566,930
NCR Corp.
07/15/2022	5.000%	1,139,000	1,135,806
12/15/2023	6.375%	1,152,000	1,184,666
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,733,542
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	1,403,000	1,360,183
Refinitiv US Holdings, Inc.(f)
11/15/2026	8.250%	321,000	315,615
Symantec Corp.(f)
04/15/2025	5.000%	1,430,000	1,430,249
VeriSign, Inc.
07/15/2027	4.750%	617,000	616,500
Total			22,876,702
Transportation Services 1.0%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	340,000	343,576
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	1,319,000	1,265,358
Hertz Corp. (The)(f)
06/01/2022	7.625%	1,350,000	1,383,064
XPO Logistics, Inc.(f)
06/15/2022	6.500%	488,000	497,401
Total			3,489,399
Wireless 6.9%
Altice France SA(f)
05/01/2026	7.375%	3,504,000	3,432,455
02/01/2027	8.125%	366,000	369,832
SBA Communications Corp.
09/01/2024	4.875%	2,648,000	2,675,812
Sprint Capital Corp.
11/15/2028	6.875%	1,535,000	1,475,296
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(f)
03/01/2020	7.000%	6,194,000	6,372,449
Sprint Corp.
02/15/2025	7.625%	779,000	795,097
03/01/2026	7.625%	1,214,000	1,230,275
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,159,000	3,372,233
02/01/2026	4.500%	603,000	603,099
02/01/2028	4.750%	992,000	983,790
Wind Tre SpA(f)
01/20/2026	5.000%	1,951,000	1,776,548
Total			23,086,886
Wirelines 2.4%
CenturyLink, Inc.
06/15/2021	6.450%	483,000	502,755
03/15/2022	5.800%	1,511,000	1,543,462
04/01/2024	7.500%	2,750,000	2,913,314
Frontier Communications Corp.(f)
04/01/2026	8.500%	359,000	333,949
Telecom Italia Capital SA
09/30/2034	6.000%	533,000	497,200
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	2,388,000	2,382,453
Total			8,173,133
Total Corporate Bonds & Notes (Cost $285,204,006)			286,688,154

Senior Loans 5.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.6%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.740%	2,033,721	2,001,954
Consumer Products 0.2%
Serta Simmons Bedding LLC(i),(j)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.489%	1,021,248	502,965
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(h),(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.240%	676,743	676,067

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Avantor, Inc.(i),(j)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	0.000%	355,549	355,844
Metals and Mining 0.0%
Big River Steel LLC(i),(j)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.601%	149,106	149,478
Packaging 0.1%
Reynolds Group Holdings, Inc.(h),(i),(j)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.249%	372,048	367,398
Pharmaceuticals 1.1%
Bausch Health Companies, Inc.(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.481%	2,983,400	2,962,098
3-month USD LIBOR + 2.750% 11/27/2025	5.231%	703,950	695,263
Total			3,657,361
Property & Casualty 0.5%
HUB International Ltd.(i),(j)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.515%	1,773,598	1,712,994
Technology 2.7%
Ascend Learning LLC(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%	1,180,418	1,153,362
Commscope, Inc.(h),(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/06/2026		413,000	412,310
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dun & Bradstreet Corp. (The)(h),(i),(j)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.490%	1,059,000	1,044,439
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(h),(i),(j)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.749%	1,017,782	1,003,787
Hyland Software, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.999%	202,362	201,814
Qlik Technologies, Inc.(i),(j)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	0.000%	568,707	564,442
Refinitiv US Holdings, Inc.(f),(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	3,110,909	3,018,142
Tempo Acquisition LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.499%	1,693,690	1,676,158
Total			9,074,454
Total Senior Loans (Cost $19,211,788)			18,498,515

Money Market Funds 9.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(k),(l)	32,453,252	32,450,007
Total Money Market Funds (Cost $32,450,007)		32,450,007
Total Investments in Securities (Cost: $337,197,786)		337,701,221
Other Assets & Liabilities, Net		(867,326)
Net Assets		336,833,895

At March 31, 2019, securities and/or cash totaling $517,748 were pledged as collateral.
8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.481	USD	9,000,000	85,724	—	—	85,724	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2019, the total value of these securities amounted to $159, which represents less than 0.01% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $167,328,863, which represents 49.68% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(j)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	10,785,044	43,752,764	(22,084,556)	32,453,252	—	—	137,647	32,450,007
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	216	—	6	—	222
Consumer Discretionary	49,127	—	—	—	49,127
Industrials	15,196	—	—	—	15,196
Utilities	—	—	0*	—	0*
Total Common Stocks	64,539	—	6	—	64,545
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	286,688,154	—	—	286,688,154
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Senior Loans	—	18,498,515	—	—	18,498,515
Money Market Funds	—	—	—	32,450,007	32,450,007
Total Investments in Securities	64,539	305,186,669	6	32,450,007	337,701,221
Investments in Derivatives
Asset
Swap Contracts	—	85,724	—	—	85,724
Total	64,539	305,272,393	6	32,450,007	337,786,945

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain convertible bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.1%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	88,100	5,209,353
Interactive Media & Services 7.4%
Alphabet, Inc., Class A(a)	6,935	8,161,732
Facebook, Inc., Class A(a)	37,600	6,267,544
Total		14,429,276
Total Communication Services		19,638,629
Consumer Discretionary 9.7%
Automobiles 0.8%
Harley-Davidson, Inc.	45,900	1,636,794
Diversified Consumer Services 0.2%
H&R Block, Inc.	16,500	395,010
Hotels, Restaurants & Leisure 1.9%
Starbucks Corp.	51,300	3,813,642
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	2,280	4,060,110
Booking Holdings, Inc.(a)	1,715	2,992,521
Total		7,052,631
Multiline Retail 1.3%
Kohl’s Corp.	35,700	2,455,089
Specialty Retail 1.6%
Advance Auto Parts, Inc.	10,100	1,722,353
Best Buy Co., Inc.	15,200	1,080,112
Foot Locker, Inc.	4,000	242,400
Total		3,044,865
Textiles, Apparel & Luxury Goods 0.3%
Ralph Lauren Corp.	4,300	557,624
Total Consumer Discretionary		18,955,655
Consumer Staples 7.6%
Food & Staples Retailing 2.6%
Walgreens Boots Alliance, Inc.	46,400	2,935,728
Walmart, Inc.	21,900	2,135,907
Total		5,071,635
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.9%
Tyson Foods, Inc., Class A	25,000	1,735,750
Household Products 1.5%
Kimberly-Clark Corp.	20,500	2,539,950
Procter & Gamble Co. (The)	4,700	489,035
Total		3,028,985
Tobacco 2.6%
Altria Group, Inc.	48,915	2,809,188
Philip Morris International, Inc.	24,600	2,174,394
Total		4,983,582
Total Consumer Staples		14,819,952
Energy 4.9%
Energy Equipment & Services 0.0%
National Oilwell Varco, Inc.	3,600	95,904
Oil, Gas & Consumable Fuels 4.9%
Chevron Corp.(b)	9,545	1,175,753
ConocoPhillips Co.	57,245	3,820,531
HollyFrontier Corp.	12,400	610,948
Marathon Petroleum Corp.	19,800	1,185,030
Valero Energy Corp.	31,535	2,675,114
Total		9,467,376
Total Energy		9,563,280
Financials 12.3%
Banks 3.7%
Bank of America Corp.	80,000	2,207,200
Citigroup, Inc.	72,000	4,479,840
Comerica, Inc.	7,400	542,568
Total		7,229,608
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	4,700	237,021
CME Group, Inc.	6,800	1,119,144
Franklin Resources, Inc.	13,800	457,332
Intercontinental Exchange, Inc.	39,600	3,015,144
S&P Global, Inc.	11,050	2,326,578
T. Rowe Price Group, Inc.	9,700	971,164
Total		8,126,383
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.5%
Capital One Financial Corp.	36,100	2,949,009
Diversified Financial Services 0.6%
Voya Financial, Inc.	23,700	1,184,052
Insurance 2.3%
Allstate Corp. (The)	25,200	2,373,336
MetLife, Inc.	14,300	608,751
Prudential Financial, Inc.	17,000	1,561,960
Total		4,544,047
Total Financials		24,033,099
Health Care 14.4%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.(a)	10,390	1,404,520
Amgen, Inc.	2,070	393,259
BioMarin Pharmaceutical, Inc.(a)	8,850	786,145
Gilead Sciences, Inc.	12,400	806,124
Vertex Pharmaceuticals, Inc.(a)	6,920	1,272,934
Total		4,662,982
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	4,800	383,712
Baxter International, Inc.	32,400	2,634,444
Total		3,018,156
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	3,130	248,898
Cardinal Health, Inc.	57,750	2,780,662
HCA Healthcare, Inc.	5,850	762,723
McKesson Corp.	19,600	2,294,376
Total		6,086,659
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	5,600	450,128
Pharmaceuticals 7.1%
Allergan PLC	2,450	358,705
Bristol-Myers Squibb Co.	75,900	3,621,189
Eli Lilly & Co.	30,050	3,899,288
Johnson & Johnson	13,200	1,845,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Merck & Co., Inc.	44,100	3,667,797
Mylan NV(a)	15,000	425,100
Total		13,817,307
Total Health Care		28,035,232
Industrials 9.1%
Aerospace & Defense 2.5%
Boeing Co. (The)	12,700	4,844,034
Airlines 1.5%
Southwest Airlines Co.	59,000	3,062,690
Electrical Equipment 1.3%
Rockwell Automation, Inc.	14,300	2,509,078
Industrial Conglomerates 1.2%
Honeywell International, Inc.	14,400	2,288,448
Machinery 1.6%
Snap-On, Inc.	20,000	3,130,400
Professional Services 0.2%
Robert Half International, Inc.	6,200	403,992
Road & Rail 0.8%
CSX Corp.	5,400	404,028
Union Pacific Corp.	6,600	1,103,520
Total		1,507,548
Total Industrials		17,746,190
Information Technology 21.3%
Communications Equipment 3.2%
Cisco Systems, Inc.	101,415	5,475,396
F5 Networks, Inc.(a)	5,200	816,036
Total		6,291,432
IT Services 6.0%
MasterCard, Inc., Class A	22,400	5,274,080
VeriSign, Inc.(a)	20,355	3,695,654
Visa, Inc., Class A	17,000	2,655,230
Total		11,624,964

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	2,500	263,175
Broadcom, Inc.	13,625	4,097,174
Lam Research Corp.	1,200	214,812
QUALCOMM, Inc.	22,900	1,305,987
Total		5,881,148
Software 6.1%
Adobe, Inc.(a)	15,650	4,170,568
Fortinet, Inc.(a)	7,900	663,363
Microsoft Corp.	40,230	4,744,726
VMware, Inc., Class A	13,150	2,373,707
Total		11,952,364
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	20,670	3,926,266
HP, Inc.	74,800	1,453,364
NetApp, Inc.	7,400	513,116
Total		5,892,746
Total Information Technology		41,642,654
Materials 2.5%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	38,400	3,228,672
Metals & Mining 0.8%
Nucor Corp.	28,100	1,639,635
Total Materials		4,868,307
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	6,950	1,369,567
Host Hotels & Resorts, Inc.	153,500	2,901,150
Simon Property Group, Inc.	10,250	1,867,653
Total		6,138,370
Total Real Estate		6,138,370
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.5%
Electric Utilities 0.8%
Exelon Corp.	29,800	1,493,874
Independent Power and Renewable Electricity Producers 1.4%
NRG Energy, Inc.	67,000	2,846,160
Multi-Utilities 1.3%
Ameren Corp.	2,900	213,295
CenterPoint Energy, Inc.	35,600	1,092,920
Public Service Enterprise Group, Inc.	21,000	1,247,610
Total		2,553,825
Total Utilities		6,893,859
Total Common Stocks (Cost $161,531,204)		192,335,227

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	2,516,363	2,516,111
Total Money Market Funds (Cost $2,516,111)		2,516,111
Total Investments in Securities (Cost: $164,047,315)		194,851,338
Other Assets & Liabilities, Net		301,551
Net Assets		195,152,889

At March 31, 2019, securities and/or cash totaling $184,770 were pledged as collateral.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	22	06/2019	USD	3,121,580	48,192	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	1,748,264	6,277,213	(5,509,114)	2,516,363	—	—	13,908	2,516,111
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	19,638,629	—	—	—	19,638,629
Consumer Discretionary	18,955,655	—	—	—	18,955,655
Consumer Staples	14,819,952	—	—	—	14,819,952
Energy	9,563,280	—	—	—	9,563,280
Financials	24,033,099	—	—	—	24,033,099
Health Care	28,035,232	—	—	—	28,035,232
Industrials	17,746,190	—	—	—	17,746,190
Information Technology	41,642,654	—	—	—	41,642,654
Materials	4,868,307	—	—	—	4,868,307
Real Estate	6,138,370	—	—	—	6,138,370
Utilities	6,893,859	—	—	—	6,893,859
Total Common Stocks	192,335,227	—	—	—	192,335,227
Money Market Funds	—	—	—	2,516,111	2,516,111
Total Investments in Securities	192,335,227	—	—	2,516,111	194,851,338
Investments in Derivatives
Asset
Futures Contracts	48,192	—	—	—	48,192
Total	192,383,419	—	—	2,516,111	194,899,530
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund (formerly Columbia Variable Portfolio – Mid Cap Value Fund), March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 8.2%
Hotels, Restaurants & Leisure 2.6%
Royal Caribbean Cruises Ltd.	65,685	7,528,815
Internet & Direct Marketing Retail 0.9%
Expedia Group, Inc.	23,293	2,771,867
Multiline Retail 2.8%
Dollar Tree, Inc.(a)	79,370	8,337,025
Textiles, Apparel & Luxury Goods 1.9%
Ralph Lauren Corp.	42,958	5,570,793
Total Consumer Discretionary		24,208,500
Consumer Staples 5.8%
Food & Staples Retailing 3.5%
Kroger Co. (The)	219,345	5,395,887
U.S. Foods Holding Corp.(a)	142,830	4,986,195
Total		10,382,082
Food Products 2.3%
Tyson Foods, Inc., Class A	100,300	6,963,829
Total Consumer Staples		17,345,911
Energy 7.6%
Energy Equipment & Services 1.5%
TechnipFMC PLC	193,465	4,550,297
Oil, Gas & Consumable Fuels 6.1%
Marathon Petroleum Corp.	90,425	5,411,936
Noble Energy, Inc.	234,653	5,802,968
WPX Energy, Inc.(a)	516,725	6,774,265
Total		17,989,169
Total Energy		22,539,466
Financials 16.8%
Banks 7.1%
Comerica, Inc.	52,800	3,871,296
Popular, Inc.	141,760	7,389,949
Regions Financial Corp.	248,230	3,512,455
SunTrust Banks, Inc.	107,425	6,364,931
Total		21,138,631
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.4%
Northern Trust Corp.	45,225	4,088,792
Diversified Financial Services 2.8%
Voya Financial, Inc.	165,975	8,292,111
Insurance 5.5%
Hartford Financial Services Group, Inc. (The)	158,947	7,902,845
Lincoln National Corp.	142,552	8,367,802
Total		16,270,647
Total Financials		49,790,181
Health Care 7.9%
Health Care Equipment & Supplies 2.3%
Zimmer Biomet Holdings, Inc.	53,013	6,769,760
Health Care Providers & Services 3.3%
Quest Diagnostics, Inc.	55,935	5,029,675
WellCare Health Plans, Inc.(a)	18,225	4,916,194
Total		9,945,869
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.	83,420	6,705,300
Total Health Care		23,420,929
Industrials 11.8%
Aerospace & Defense 2.4%
L3 Technologies, Inc.	34,433	7,105,938
Airlines 1.9%
United Continental Holdings, Inc.(a)	71,695	5,719,827
Electrical Equipment 2.8%
AMETEK, Inc.	101,890	8,453,813
Machinery 2.7%
Ingersoll-Rand PLC	73,107	7,891,901
Road & Rail 2.0%
Norfolk Southern Corp.	31,315	5,852,461
Total Industrials		35,023,940
Information Technology 10.0%
Communications Equipment 2.2%
Motorola Solutions, Inc.	46,300	6,501,446
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund (formerly Columbia Variable Portfolio – Mid Cap Value Fund), March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.0%
DXC Technology Co.	75,940	4,883,701
First Data Corp., Class A(a)	266,409	6,998,565
Total		11,882,266
Semiconductors & Semiconductor Equipment 3.8%
Marvell Technology Group Ltd.	235,000	4,674,150
Teradyne, Inc.	166,250	6,623,400
Total		11,297,550
Total Information Technology		29,681,262
Materials 6.5%
Chemicals 5.2%
Eastman Chemical Co.	82,475	6,258,203
FMC Corp.	102,840	7,900,169
Livent Corp.(a)	96,186	1,181,164
Total		15,339,536
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	301,635	3,888,075
Total Materials		19,227,611
Real Estate 10.3%
Equity Real Estate Investment Trusts (REITS) 10.3%
ProLogis, Inc.	114,100	8,209,495
SL Green Realty Corp.	82,475	7,416,152
Taubman Centers, Inc.	104,325	5,516,706
Welltower, Inc.	120,555	9,355,068
Total		30,497,421
Total Real Estate		30,497,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 12.0%
Electric Utilities 4.3%
Edison International	84,195	5,213,354
Pinnacle West Capital Corp.	78,430	7,496,340
Total		12,709,694
Independent Power and Renewable Electricity Producers 2.4%
AES Corp. (The)	403,425	7,293,924
Multi-Utilities 5.3%
Ameren Corp.	108,775	8,000,401
CMS Energy Corp.	137,875	7,657,577
Total		15,657,978
Total Utilities		35,661,596
Total Common Stocks (Cost $277,793,497)		287,396,817

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	9,217,599	9,216,678
Total Money Market Funds (Cost $9,216,678)		9,216,678
Total Investments in Securities (Cost: $287,010,175)		296,613,495
Other Assets & Liabilities, Net		41,829
Net Assets		296,655,324

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	3,941,640	8,292,587	(3,016,628)	9,217,599	—	—	44,560	9,216,678
2	Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund (formerly Columbia Variable Portfolio – Mid Cap Value Fund), March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	24,208,500	—	—	—	24,208,500
Consumer Staples	17,345,911	—	—	—	17,345,911
Energy	22,539,466	—	—	—	22,539,466
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund (formerly Columbia Variable Portfolio – Mid Cap Value Fund), March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Financials	49,790,181	—	—	—	49,790,181
Health Care	23,420,929	—	—	—	23,420,929
Industrials	35,023,940	—	—	—	35,023,940
Information Technology	29,681,262	—	—	—	29,681,262
Materials	19,227,611	—	—	—	19,227,611
Real Estate	30,497,421	—	—	—	30,497,421
Utilities	35,661,596	—	—	—	35,661,596
Total Common Stocks	287,396,817	—	—	—	287,396,817
Money Market Funds	—	—	—	9,216,678	9,216,678
Total Investments in Securities	287,396,817	—	—	9,216,678	296,613,495
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Brazil 0.9%
Pagseguro Digital Ltd., Class A(a),(b)	24,435	729,385
China 0.4%
Tencent Holdings Ltd., ADR	7,300	335,836
Israel 1.2%
Mellanox Technologies Ltd.(a)	8,400	994,224
Japan 0.6%
Tokyo Electron Ltd.	3,500	507,704
Netherlands 1.6%
NXP Semiconductors NV	15,200	1,343,528
Switzerland 0.5%
Logitech International SA	10,538	413,054
United States 92.8%
Activision Blizzard, Inc.	17,912	815,533
Adobe, Inc.(a)	800	213,192
Advanced Energy Industries, Inc.(a)	10,000	496,800
Alphabet, Inc., Class A(a)	2,800	3,295,292
Alphabet, Inc., Class C(a)	2,209	2,591,842
Apple, Inc.(b)	17,600	3,343,120
Applied Materials, Inc.	56,700	2,248,722
Arista Networks, Inc.(a)	3,000	943,380
Booking Holdings, Inc.(a)	325	567,096
Broadcom, Inc.(b)	16,587	4,987,877
Carbon Black, Inc.(a)	1,972	27,509
Cisco Systems, Inc.	14,300	772,057
Cognizant Technology Solutions Corp., Class A	8,700	630,315
Cornerstone OnDemand, Inc.(a)	8,600	471,108
Cypress Semiconductor Corp.	56,523	843,323
DXC Technology Co.	20,141	1,295,268
eBay, Inc.	35,400	1,314,756
Electronics for Imaging, Inc.(a)	49,866	1,341,395
Euronet Worldwide, Inc.(a)	5,335	760,718
Fidelity National Information Services, Inc.	4,000	452,400
ForeScout Technologies, Inc.(a)	5,173	216,801
Fortinet, Inc.(a)	15,261	1,281,466
GoDaddy, Inc., Class A(a)	7,941	597,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Inphi Corp.(a)	27,858	1,218,509
Intel Corp.	7,800	418,860
Jabil, Inc.	4,600	122,314
Lam Research Corp.	34,349	6,148,815
Lattice Semiconductor Corp.(a)	25,203	300,672
LogMeIn, Inc.	13,519	1,082,872
Lumentum Holdings, Inc.(a)	9,354	528,875
Lyft, Inc., Class A(a)	3,522	275,737
Marvell Technology Group Ltd.	146,804	2,919,932
Maxim Integrated Products, Inc.	16,518	878,262
Microchip Technology, Inc.	8,300	688,568
Micron Technology, Inc.(a)	79,921	3,303,135
Microsoft Corp.	13,500	1,592,190
MKS Instruments, Inc.	1,000	93,050
NetApp, Inc.	29,300	2,031,662
Nuance Communications, Inc.(a)	150,056	2,540,448
ON Semiconductor Corp.(a)	85,248	1,753,551
Oracle Corp.	37,900	2,035,609
Palo Alto Networks, Inc.(a)	4,000	971,520
Qorvo, Inc.(a)	17,273	1,238,992
SailPoint Technologies Holding, Inc.(a)	17,324	497,545
Salesforce.com, Inc.(a)	9,005	1,426,122
SMART Global Holdings, Inc.(a)	4,300	82,560
Splunk, Inc.(a)	2,793	348,008
Synaptics, Inc.(a)	38,521	1,531,210
Synopsys, Inc.(a)	33,182	3,820,907
Teradyne, Inc.	63,068	2,512,629
TiVo Corp.	72,600	676,632
Verint Systems, Inc.(a)	11,200	670,432
Viavi Solutions, Inc.(a)	12,700	157,226
Visa, Inc., Class A	17,600	2,748,944
Western Digital Corp.	36,200	1,739,772
Xerox Corp.	40,729	1,302,513
Zynga, Inc., Class A(a)	54,400	289,952
Total		77,455,079
Total Common Stocks (Cost $68,942,035)		81,778,810

Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2019 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	1,728,844	1,728,671
Total Money Market Funds (Cost $1,728,671)		1,728,671
Total Investments in Securities (Cost $70,670,706)		83,507,481
Other Assets & Liabilities, Net		(47,098)
Net Assets		$83,460,383
At March 31, 2019, securities and/or cash totaling $1,779,371 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Deutsche Bank	USD	(113,970)	(6)	300.00	1/17/2020	(4,333)	(186)
Apple, Inc.	Deutsche Bank	USD	(417,890)	(22)	290.00	1/17/2020	(14,684)	(3,080)
Broadcom, Inc.	Deutsche Bank	USD	(781,846)	(26)	320.00	6/21/2019	(13,615)	(19,240)
Pagseguro Digital Ltd.	Deutsche Bank	USD	(265,665)	(89)	27.50	5/17/2019	(20,198)	(31,150)
Total							(52,830)	(53,656)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(250,614)	(126)	15.00	01/17/2020	(13,497)	(7,623)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	1,539,100	7,323,474	(7,133,730)	1,728,844	—	—	7,750	1,728,671
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	729,385	—	—	—	729,385
China	—	335,836	—	—	335,836
Israel	994,224	—	—	—	994,224
Japan	—	507,704	—	—	507,704
Netherlands	1,343,528	—	—	—	1,343,528
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	413,054	—	—	413,054
United States	77,455,079	—	—	—	77,455,079
Total Common Stocks	80,522,216	1,256,594	—	—	81,778,810
Money Market Funds	—	—	—	1,728,671	1,728,671
Total Investments in Securities	80,522,216	1,256,594	—	1,728,671	83,507,481
Investments in Derivatives
Liability
Options Contracts Written	(61,279)	—	—	—	(61,279)
Total	80,460,937	1,256,594	—	1,728,671	83,446,202
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	208,847	208,847	—
4	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 82.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
Northrop Grumman Corp.
01/15/2025	2.930%	10,240,000	10,100,040
Automotive 1.2%
Ford Motor Credit Co. LLC
06/09/2025	4.687%	9,575,000	9,133,018
Banking 9.3%
American Express Co.
02/27/2023	3.400%	7,835,000	7,947,738
Bank of Montreal
03/26/2022	2.900%	8,000,000	8,007,952
02/05/2024	3.300%	3,860,000	3,897,129
Bank of Nova Scotia (The)
02/11/2024	3.400%	7,540,000	7,638,578
Capital One Financial Corp.
05/12/2020	2.500%	2,506,000	2,496,682
04/30/2025	4.250%	8,677,000	9,007,108
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	9,300,000	9,402,198
Toronto-Dominion Bank (The)
03/11/2024	3.250%	7,925,000	8,018,008
Wells Fargo & Co.
01/24/2024	3.750%	8,000,000	8,234,856
Wells Fargo Bank NA
10/22/2021	3.625%	6,090,000	6,204,035
Total			70,854,284
Cable and Satellite 2.9%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	10,293,000	10,862,903
Sky PLC(a)
09/16/2024	3.750%	10,975,000	11,346,339
Total			22,209,242
Electric 17.4%
AEP Texas, Inc.
10/01/2022	2.400%	10,305,000	10,123,137
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	4,935,923
12/01/2021	3.650%	3,636,000	3,707,815
CMS Energy Corp.
03/01/2024	3.875%	7,907,000	8,102,319
11/15/2025	3.600%	10,511,000	10,588,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/2024	3.500%	13,966,000	14,127,894
10/01/2026	2.850%	667,000	634,661
Duke Energy Corp.
10/15/2023	3.950%	4,150,000	4,317,718
09/01/2026	2.650%	5,655,000	5,391,867
Edison International
09/15/2022	2.400%	5,870,000	5,422,342
Emera U.S. Finance LP
06/15/2021	2.700%	7,554,000	7,486,588
Eversource Energy
10/01/2024	2.900%	6,930,000	6,879,501
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%	3,721,000	3,720,808
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	5,245,000	5,206,397
Southern Co. (The)
07/01/2023	2.950%	3,645,000	3,632,224
07/01/2026	3.250%	6,180,000	6,056,839
WEC Energy Group, Inc.
03/08/2022	3.100%	371,000	373,858
06/15/2025	3.550%	13,490,000	13,757,830
Xcel Energy, Inc.
03/15/2021	2.400%	4,374,000	4,342,988
06/01/2025	3.300%	14,157,000	14,255,745
Total			133,064,647
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	8,065,000	7,833,631
Food and Beverage 14.3%
Bacardi Ltd.(a)
05/15/2025	4.450%	18,125,000	18,171,038
Conagra Brands, Inc.
11/01/2025	4.600%	12,376,000	12,992,647
General Mills, Inc.
10/21/2019	2.200%	4,175,000	4,159,047
JM Smucker Co. (The)
12/06/2019	2.200%	2,510,000	2,499,917
03/15/2020	2.500%	6,306,000	6,286,931
Kraft Heinz Foods Co.
06/01/2026	3.000%	18,204,000	17,018,155
Molson Coors Brewing Co.
07/15/2026	3.000%	12,685,000	12,002,864
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc.(a)
10/28/2019	1.625%	14,583,000	14,476,792
Sysco Corp.
07/15/2021	2.500%	5,980,000	5,928,183
Tyson Foods, Inc.
08/15/2019	2.650%	10,316,000	10,304,085
Wm. Wrigley Jr., Co.(a)
10/21/2019	2.900%	5,264,000	5,265,269
Total			109,104,928
Health Care 6.2%
Becton Dickinson and Co.
11/08/2021	3.125%	7,281,000	7,311,544
12/15/2024	3.734%	8,921,000	9,058,044
Cardinal Health, Inc.
06/15/2024	3.079%	10,375,000	10,138,222
CVS Health Corp.
03/25/2025	4.100%	10,210,000	10,480,024
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%	10,109,000	10,463,118
Total			47,450,952
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,738,051
Independent Energy 0.5%
Hess Corp.
07/15/2024	3.500%	4,030,000	3,964,843
Life Insurance 8.6%
AIG Global Funding(a)
07/02/2020	2.150%	2,500,000	2,480,618
Five Corners Funding Trust(a)
11/15/2023	4.419%	17,396,000	18,344,847
MassMutual Global Funding II(a)
06/22/2024	2.750%	12,805,000	12,660,918
MetLife Global Funding I(a)
04/10/2019	2.300%	4,460,000	4,459,503
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	10,240,000	10,160,916
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	17,575,000	17,817,974
Total			65,924,776
Media and Entertainment 2.5%
Discovery Communications LLC(a)
11/15/2019	2.750%	5,171,000	5,161,697
06/15/2020	2.800%	9,772,000	9,717,326
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fox Corp.(a)
01/25/2024	4.030%	3,734,000	3,873,607
Total			18,752,630
Midstream 6.9%
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,302,683
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	2,685,000	2,803,417
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	16,484,000	16,428,762
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,802,693
Western Gas Partners LP
07/01/2026	4.650%	8,884,000	8,977,158
Williams Companies, Inc. (The)
09/15/2025	4.000%	12,228,000	12,578,797
Total			52,893,510
Natural Gas 2.1%
NiSource, Inc.
11/17/2022	2.650%	9,890,000	9,742,807
06/15/2023	3.650%	2,485,000	2,534,332
Sempra Energy
06/15/2024	3.550%	3,651,000	3,652,844
Total			15,929,983
Pharmaceuticals 2.7%
AbbVie, Inc.
05/14/2025	3.600%	7,815,000	7,831,075
Allergan Funding SCS
06/15/2024	3.850%	8,647,000	8,758,979
Amgen, Inc.
05/11/2022	2.650%	3,730,000	3,709,310
Total			20,299,364
Property & Casualty 0.8%
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	5,180,000	6,292,395
Supermarkets 0.7%
Kroger Co. (The)
10/15/2026	2.650%	6,227,000	5,735,117
Technology 1.6%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	11,970,000	11,939,943

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.1%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	7,944,000	8,064,280
Wirelines 1.0%
AT&T, Inc.
01/15/2025	3.950%	7,370,000	7,521,070
Total Corporate Bonds & Notes (Cost $622,791,842)			630,806,704

U.S. Treasury Obligations 10.3%

U.S. Treasury
02/15/2022	2.500%	26,500,000	26,694,497
03/15/2022	2.375%	25,000,000	25,107,940
01/31/2023	2.375%	27,000,000	27,138,779
Total U.S. Treasury Obligations (Cost $78,497,908)			78,941,216
Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	48,961,525	48,956,628
Total Money Market Funds (Cost $48,956,628)		48,956,628
Total Investments in Securities (Cost: $750,246,378)		758,704,548
Other Assets & Liabilities, Net		5,573,743
Net Assets		764,278,291

At March 31, 2019, securities and/or cash totaling $2,039,253 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,436	06/2019	USD	519,096,375	1,199,832	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,410)	06/2019	USD	(175,148,438)	—	(2,466,717)
U.S. Treasury 5-Year Note	(1,462)	06/2019	USD	(169,340,719)	—	(880,452)
U.S. Treasury Ultra 10-Year Note	(42)	06/2019	USD	(5,576,813)	—	(118,215)
Total					—	(3,465,384)
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $158,756,637, which represents 20.77% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	20,078,177	191,754,030	(162,870,682)	48,961,525	—	—	246,016	48,956,628
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	630,806,704	—	—	630,806,704
U.S. Treasury Obligations	78,941,216	—	—	—	78,941,216
Money Market Funds	—	—	—	48,956,628	48,956,628
Total Investments in Securities	78,941,216	630,806,704	—	48,956,628	758,704,548
Investments in Derivatives
Asset
Futures Contracts	1,199,832	—	—	—	1,199,832
Liability
Futures Contracts	(3,465,384)	—	—	—	(3,465,384)
Total	76,675,664	630,806,704	—	48,956,628	756,438,996
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 11.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 1.2%
Light Servicos de Eletricidade SA/Energia SA(b)
05/03/2023	7.250%		2,700,000	2,711,364
Vale Overseas Ltd.
11/10/2039	6.875%		400,000	458,348
Total				3,169,712
China 0.1%
Studio City Co., Ltd.(b)
11/30/2021	7.250%		313,000	323,772
Colombia 1.6%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		1,230,000	1,328,110
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		1,850,000	1,768,361
Millicom International Cellular SA(b)
03/25/2029	6.250%		900,000	915,189
Total				4,011,660
Ghana 0.5%
Tullow Oil PLC(b)
03/01/2025	7.000%		1,250,000	1,249,844
Guatemala 0.9%
Energuate Trust(b)
05/03/2027	5.875%		2,300,000	2,257,399
Indonesia 2.2%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		3,424,000	3,117,929
Star Energy Geothermal Wayang Windu Ltd.(b)
04/24/2033	6.750%		2,457,500	2,462,051
Total				5,579,980
Malaysia 0.3%
Press Metal Labuan Ltd.(b)
10/30/2022	4.800%		733,000	721,130
Mexico 2.5%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	515,306
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		700,000	664,805
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		1,180,000	1,132,371
Cemex SAB de CV(b)
05/05/2025	6.125%		1,200,000	1,241,166
Elementia SAB de CV(b)
01/15/2025	5.500%		1,180,000	1,153,811
Grupo Televisa SAB
05/14/2043	7.250%	MXN	7,940,000	276,755
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		1,600,000	1,503,129
Total				6,487,343
South Africa 1.7%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		2,250,000	2,320,850
Sasol Financing USA LLC
03/27/2024	5.875%		1,887,000	2,000,720
Total				4,321,570
Togo 0.6%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		1,500,000	1,500,021
Total Corporate Bonds & Notes (Cost $30,229,914)				29,622,431

Foreign Government Obligations(a),(d) 73.0%

Angola 1.0%
Angolan Government International Bond(b)
05/09/2028	8.250%		2,500,000	2,607,068
Argentina 6.1%
Argentine Republic Government International Bond
04/22/2021	6.875%		1,030,000	939,859
01/26/2022	5.625%		231,000	198,988
01/11/2023	4.625%		900,000	738,237
04/22/2026	7.500%		600,000	507,484
01/26/2027	6.875%		4,131,000	3,342,421
01/11/2028	5.875%		2,050,000	1,572,135
07/06/2028	6.625%		1,800,000	1,413,959
07/06/2036	7.125%		500,000	383,565
01/11/2048	6.875%		2,400,000	1,764,142
Argentine Republic Government International Bond(c)
12/31/2033	8.280%		1,219,773	986,091
Provincia de Buenos Aires(b)
06/15/2027	7.875%		2,735,000	2,003,765
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provincia de Cordoba(b)
09/01/2024	7.450%	1,075,000	864,992
08/01/2027	7.125%	1,200,000	858,970
Total			15,574,608
Bahrain 0.4%
Bahrain Government International Bond(b)
10/12/2028	7.000%	982,000	1,054,313
Belarus 1.3%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	733,896
06/29/2027	7.625%	700,000	752,468
02/28/2030	6.200%	1,800,000	1,761,230
Total			3,247,594
Brazil 4.3%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	270,000	276,394
Brazilian Government International Bond
01/07/2041	5.625%	4,650,000	4,707,246
Petrobras Global Finance BV
01/17/2027	7.375%	4,160,000	4,582,593
01/27/2028	5.999%	1,476,000	1,493,346
Total			11,059,579
China 5.1%
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%	1,300,000	1,361,937
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2025	4.125%	2,600,000	2,707,544
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,600,000	1,604,264
Syngenta Finance NV(b)
04/24/2028	5.182%	7,200,000	7,320,276
Total			12,994,021
Colombia 0.1%
Ecopetrol SA
01/16/2025	4.125%	326,000	330,753
Costa Rica 0.3%
Costa Rica Government International Bond(b)
03/12/2045	7.158%	800,000	781,332
Croatia 0.9%
Croatia Government International Bond(b)
01/26/2024	6.000%	861,000	964,644
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	758,428
10/23/2022	5.875%		600,000	640,926
Total				2,363,998
Dominican Republic 5.1%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	2,365,742
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	16,308,000	342,081
03/04/2022	10.375%	DOP	93,200,000	1,882,835
02/15/2023	8.900%	DOP	18,000,000	353,327
01/29/2026	6.875%		700,000	771,522
01/25/2027	5.950%		5,035,000	5,307,600
07/19/2028	6.000%		550,000	579,264
04/30/2044	7.450%		1,086,000	1,235,791
01/27/2045	6.850%		271,000	291,989
Total				13,130,151
Ecuador 1.2%
Ecuador Government International Bond(b)
12/13/2026	9.650%		2,350,000	2,468,539
Petroamazonas EP(b)
11/06/2020	4.625%		600,000	589,815
Total				3,058,354
Egypt 2.7%
Egypt Government International Bond(b)
03/01/2024	6.200%		400,000	404,502
06/11/2025	5.875%		400,000	397,031
04/16/2026	4.750%	EUR	1,000,000	1,105,623
01/31/2027	7.500%		1,000,000	1,048,100
03/01/2029	7.600%		550,000	564,625
04/30/2040	6.875%		900,000	826,860
01/31/2047	8.500%		900,000	918,525
02/21/2048	7.903%		1,300,000	1,261,342
03/01/2049	8.700%		430,000	447,335
Total				6,973,943
El Salvador 0.5%
El Salvador Government International Bond(b)
12/01/2019	7.375%		1,200,000	1,212,167
Ghana 0.4%
Ghana Government International Bond(b)
03/26/2027	7.875%		304,000	306,966
03/26/2032	8.125%		405,000	403,549
03/26/2051	8.950%		405,000	406,622
Total				1,117,137

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 1.6%
Honduras Government International Bond(b)
03/15/2024	7.500%		900,000	985,419
01/19/2027	6.250%		2,883,000	3,044,644
Total				4,030,063
Hungary 0.1%
Hungary Government International Bond
11/22/2023	5.750%		284,000	314,416
Indonesia 5.5%
Indonesia Government International Bond(b)
01/15/2045	5.125%		2,300,000	2,446,370
Indonesia Treasury Bond
05/15/2027	7.000%	IDR	54,000,000,000	3,650,317
Perusahaan Listrik Negara PT(b)
05/21/2048	6.150%		1,000,000	1,109,933
PT Indonesia Asahan Aluminium Persero(b)
11/15/2028	6.530%		1,300,000	1,483,305
PT Pertamina Persero(b)
05/03/2042	6.000%		1,235,000	1,342,731
Saka Energi Indonesia PT(b)
05/05/2024	4.450%		4,100,000	4,038,192
Total				14,070,848
Ivory Coast 1.8%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	293,227
03/03/2028	6.375%		1,999,000	1,948,765
03/22/2030	5.250%	EUR	200,000	214,698
03/22/2048	6.625%	EUR	2,000,000	2,138,173
Total				4,594,863
Kazakhstan 2.3%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	385,367
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		1,900,000	1,931,683
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		3,400,000	3,569,629
Total				5,886,679
Mexico 5.3%
Banco Nacional de Comercio Exterior SNC(b),(c)
Subordinated
08/11/2026	3.800%		600,000	588,379
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,759,416
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	25,850
Petroleos Mexicanos
01/23/2026	4.500%		299,000	278,455
08/04/2026	6.875%		1,000,000	1,038,730
11/12/2026	7.470%	MXN	4,700,000	193,975
03/13/2027	6.500%		2,800,000	2,811,796
06/15/2035	6.625%		600,000	568,279
06/02/2041	6.500%		4,944,000	4,474,518
09/21/2047	6.750%		1,000,000	917,291
Total				13,656,689
Morocco 0.9%
OCP SA(b)
04/25/2044	6.875%		2,200,000	2,395,448
Netherlands 0.7%
Kazakhstan Temir Zholy Finance BV(b)
07/10/2042	6.950%		1,000,000	1,145,697
Petrobras Global Finance BV
02/01/2029	5.750%		190,000	188,358
03/19/2049	6.900%		380,000	376,172
Total				1,710,227
Nigeria 3.0%
Nigeria Government International Bond(b)
11/21/2025	7.625%		500,000	532,971
11/28/2027	6.500%		1,326,000	1,310,880
01/21/2031	8.747%		1,100,000	1,212,694
02/16/2032	7.875%		4,300,000	4,471,772
Total				7,528,317
Oman 2.0%
Oman Government International Bond(b)
01/17/2028	5.625%		2,817,000	2,642,185
01/17/2048	6.750%		1,500,000	1,333,872
Oman Sovereign Sukuk SAOC(b)
10/31/2025	5.932%		1,160,000	1,162,653
Total				5,138,710
Pakistan 0.3%
Pakistan Government International Bond(b)
03/31/2036	7.875%		700,000	686,895
Paraguay 0.8%
Paraguay Government International Bond(b)
08/11/2044	6.100%		1,707,000	1,931,334

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 1.2%
Qatar Government International Bond(b)
03/14/2029	4.000%	400,000	412,643
03/14/2049	4.817%	2,400,000	2,529,605
Total			2,942,248
Russian Federation 0.9%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.376%	416,000	416,264
Gazprom OAO Via Gaz Capital SA(b)
08/16/2037	7.288%	946,000	1,107,445
Russian Foreign Bond - Eurobond(b)
04/04/2042	5.625%	800,000	866,850
Total			2,390,559
Saudi Arabia 1.7%
Saudi Government International Bond(b)
04/16/2029	4.375%	4,200,000	4,376,467
Senegal 1.8%
Senegal Government International Bond(b)
07/30/2024	6.250%	519,000	538,539
05/23/2033	6.250%	4,100,000	3,936,918
Total			4,475,457
South Africa 2.5%
Eskom Holdings SOC Ltd.(b)
01/26/2021	5.750%	2,900,000	2,864,234
Republic of South Africa Government International Bond
06/22/2030	5.875%	3,500,000	3,588,893
Total			6,453,127
Sri Lanka 2.2%
Sri Lanka Government International Bond(b)
04/18/2023	5.750%	1,000,000	987,362
05/11/2027	6.200%	1,975,000	1,898,206
04/18/2028	6.750%	2,671,000	2,634,920
Total			5,520,488
Trinidad and Tobago 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%	1,611,000	1,603,573
Turkey 4.2%
Export Credit Bank of Turkey(b)
05/03/2024	6.125%	1,000,000	897,913
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Turkey Government International Bond
03/30/2021	5.625%		655,000	646,701
03/25/2022	5.125%		250,000	241,224
09/26/2022	6.250%		250,000	246,804
04/14/2026	4.250%		247,000	207,789
03/25/2027	6.000%		2,900,000	2,656,449
04/26/2029	7.625%		2,000,000	1,982,614
02/17/2045	6.625%		4,460,000	3,851,143
Total				10,730,637
Ukraine 2.1%
Ukraine Government International Bond(b)
02/01/2024	8.994%		900,000	904,994
09/01/2026	7.750%		1,045,000	982,085
09/25/2032	7.375%		3,100,000	2,763,117
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%		700,000	702,427
Total				5,352,623
United Arab Emirates 0.5%
Abu Dhabi Government International Bond(b)
10/11/2027	3.125%		1,200,000	1,191,475
Venezuela 1.6%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%		12,559,928	2,807,144
Venezuela Government International Bond(b),(e)
10/13/2024	0.000%		4,300,000	1,257,750
Total				4,064,894
Total Foreign Government Obligations (Cost $191,492,235)				186,551,055

Treasury Bills(a) 4.9%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 1.8%
Argentina Treasury Bill
04/30/2019	(46.980)%	ARS	54,000,000	1,289,150
09/27/2019	4.380%		3,570,000	3,493,730
Total				4,782,880
Egypt 1.8%
Egypt Treasury Bills
04/16/2019	16.850%	EGP	80,000,000	4,578,235
Nigeria 1.3%
Nigeria OMO Bill
02/20/2020	14.380%	NGN	922,000,000	2,261,681

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2019 (Unaudited)
Treasury Bills(a) (continued)
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria Treasury Bill
01/16/2020	14.240%	NGN	410,000,000	1,019,208
Total				3,280,889
Total Treasury Bills (Cost $12,741,556)				12,642,004

Money Market Funds 9.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(f),(g)	23,779,820	23,777,442
Total Money Market Funds (Cost $23,777,442)		23,777,442
Total Investments in Securities (Cost $258,241,147)		252,592,932
Other Assets & Liabilities, Net		3,057,046
Net Assets		$255,649,978
At March 31, 2019, securities and/or cash totaling $252,550 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,871,371 USD	10,931,882 BRL	Citi	04/17/2019	—	(81,982)
2,994,000 EUR	3,375,418 USD	Credit Suisse	04/17/2019	12,631	—
7,014,000 BRL	1,820,825 USD	JPMorgan	04/17/2019	31,127	—
74,560,574 MXN	3,815,616 USD	Morgan Stanley	04/17/2019	—	(16,426)
16,991,000 BRL	4,411,528 USD	Standard Chartered	04/17/2019	76,090	—
3,429,820 USD	13,073,118 BRL	Standard Chartered	04/17/2019	—	(94,072)
Total				119,848	(192,480)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	26	06/2019	USD	3,229,688	50,325	—
U.S. Ultra Treasury Bond	61	06/2019	USD	10,248,000	409,826	—
Total					460,151	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $158,968,198, which represents 62.18% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2019, the total value of these securities amounted to $4,064,894, which represents 1.59% of total net assets.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	16,131,729	35,818,627	(28,170,536)	23,779,820	—	—	98,653	23,777,442
Currency Legend
ARS	Argentine Peso
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	29,622,431	—	—	29,622,431
Foreign Government Obligations	—	186,551,055	—	—	186,551,055
Treasury Bills	—	12,642,004	—	—	12,642,004
Money Market Funds	—	—	—	23,777,442	23,777,442
Total Investments in Securities	—	228,815,490	—	23,777,442	252,592,932
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	119,848	—	—	119,848
Futures Contracts	460,151	—	—	—	460,151
Liability
Forward Foreign Currency Exchange Contracts	—	(192,480)	—	—	(192,480)
Total	460,151	228,742,858	—	23,777,442	252,980,451
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2019	7

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 55.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 55.7%
U.S. Treasury Bills
07/18/2019	2.330%	20,100,000	19,958,388
08/15/2019	2.370%	87,000,000	86,220,648
09/12/2019	2.380%	125,000,000	123,656,131
Total			229,835,167
Total Treasury Bills (Cost $229,757,188)			229,835,167

U.S. Government & Agency Obligations 34.9%

Federal Home Loan Banks Discount Notes
10/08/2019	2.510%	62,400,000	61,583,870
Federal Home Loan Mortgage Corp. Discount Notes
09/03/2019	2.480%	41,500,000	41,059,602
Federal National Mortgage Association Discount Notes
06/05/2019	2.460%	41,500,000	41,310,387
Total U.S. Government & Agency Obligations (Cost $143,970,525)			143,953,859
Options Purchased Calls 0.1%
Value ($)
(Cost $585,959)	257,312

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(b)	15,144,381	15,142,866
Total Money Market Funds (Cost $15,142,866)		15,142,866
Total Investments in Securities (Cost: $389,456,538)		389,189,204
Other Assets & Liabilities, Net		23,010,533
Net Assets		412,199,737
At March 31, 2019, securities and/or cash totaling $23,802,497 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	259	05/2019	USD	17,407,390	240,434	—
Coffee	166	05/2019	USD	5,882,625	—	(547,911)
Copper	609	05/2019	USD	44,700,600	2,008,317	—
Corn	1,229	05/2019	USD	21,906,925	—	(1,523,238)
Cotton	143	05/2019	USD	5,549,115	375,222	—
Gas Oil	186	05/2019	USD	11,294,850	539,172	—
Gold 100 oz.	266	06/2019	USD	34,540,100	—	(168,913)
Lean Hogs	247	06/2019	USD	8,748,740	947,271	—
Live Cattle	39	06/2019	USD	1,856,400	7,022	—
Live Cattle	289	06/2019	USD	13,756,400	—	(98,818)
Natural Gas	1,287	04/2019	USD	34,259,940	—	(837,264)
Nickel	203	05/2019	USD	15,774,318	357,929	—
NY Harbor ULSD	111	04/2019	USD	9,190,667	334,792	—
Primary Aluminum	404	05/2019	USD	19,202,625	267,923	—
RBOB Gasoline	380	04/2019	USD	30,044,700	3,554,481	—
Silver	238	05/2019	USD	17,980,900	—	(809,137)
Soybean	460	05/2019	USD	20,337,750	—	(978,708)
Soybean Meal	413	05/2019	USD	12,658,450	—	(191,196)
Soybean Oil	696	05/2019	USD	11,843,136	—	(1,012,749)
Sugar #11	789	04/2019	USD	11,072,510	—	(84,432)
Wheat	277	05/2019	USD	6,339,838	—	(592,902)
Wheat	296	05/2019	USD	6,364,000	—	(1,028,826)
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	598	04/2019	USD	35,963,720	3,787,774	—
Zinc	44	05/2019	USD	3,249,125	317,098	—
Total					12,737,435	(7,874,094)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Coffee C	UBS	USD	3,543,750	100	105.00	04/12/2019	61,133	4,875
COMEX Gold 100 Troy Ounces Future	UBS	USD	19,217,800	148	1,350.00	05/28/2019	127,372	74,000
Copper	UBS	USD	9,395,200	128	305.00	04/25/2019	53,844	38,400
Corn	UBS	USD	2,852,000	160	390.00	04/26/2019	26,595	2,000
Corn	UBS	USD	6,252,188	325	500.00	11/22/2019	86,522	48,750
Soybean	UBS	USD	4,457,150	97	1,000.00	10/25/2019	126,455	83,662
Wheat	UBS	USD	3,433,125	150	510.00	04/26/2019	41,888	4,687
Wheat	UBS	USD	3,433,125	150	540.00	04/26/2019	62,150	938
Total							585,959	257,312

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Coffee C	UBS	USD	(35,438)	(1)	112.50	4/12/2019	(224)	(15)
Coffee C	UBS	USD	(7,052,063)	(199)	130.00	4/12/2019	(36,618)	(746)
Soybean	UBS	USD	(4,457,150)	(97)	1,200.00	10/25/2019	(20,146)	(11,519)
Wheat	UBS	USD	(3,433,125)	(150)	620.00	4/26/2019	(8,163)	(938)
Wheat	UBS	USD	(3,433,125)	(150)	550.00	4/26/2019	(12,495)	(938)
Wheat	UBS	USD	(3,433,125)	(150)	640.00	4/26/2019	(16,577)	(938)
Total							(94,223)	(15,094)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Coffee C	UBS	USD	(7,052,063)	(199)	100.00	04/12/2019	(142,404)	(441,780)
Soybean	UBS	USD	(505,450)	(11)	840.00	10/25/2019	(6,696)	(6,600)
Wheat	UBS	USD	(3,433,125)	(150)	480.00	04/26/2019	(48,192)	(192,188)
Wheat	UBS	USD	(3,433,125)	(150)	490.00	04/26/2019	(44,442)	(255,937)
Total							(241,734)	(896,505)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	5,350,796	221,736,610	(211,943,025)	15,144,381	—	—	108,821	15,142,866
Currency Legend
USD	US Dollar
2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2019 (Unaudited)
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	229,835,167	—	—	—	229,835,167
U.S. Government & Agency Obligations	—	143,953,859	—	—	143,953,859
Options Purchased Calls	257,312	—	—	—	257,312
Money Market Funds	—	—	—	15,142,866	15,142,866
Total Investments in Securities	230,092,479	143,953,859	—	15,142,866	389,189,204
Investments in Derivatives
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	12,737,435	—	—	—	12,737,435
Liability
Futures Contracts	(7,874,094)	—	—	—	(7,874,094)
Options Contracts Written	(911,599)	—	—	—	(911,599)
Total	234,044,221	143,953,859	—	15,142,866	393,140,946
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 10.1%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	2,400,200	141,923,826
Interactive Media & Services 7.5%
Alphabet, Inc., Class A(a)	191,200	225,021,368
Facebook, Inc., Class A(a)	1,033,600	172,290,784
Total		397,312,152
Total Communication Services		539,235,978
Consumer Discretionary 9.8%
Automobiles 0.8%
Harley-Davidson, Inc.	1,271,600	45,345,256
Diversified Consumer Services 0.2%
H&R Block, Inc.	447,300	10,708,362
Hotels, Restaurants & Leisure 2.0%
Starbucks Corp.	1,411,100	104,901,174
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	63,200	112,543,400
Booking Holdings, Inc.(a)	46,500	81,138,315
Total		193,681,715
Multiline Retail 1.3%
Kohl’s Corp.	990,600	68,123,562
Specialty Retail 1.6%
Advance Auto Parts, Inc.	277,200	47,270,916
Best Buy Co., Inc.	422,100	29,994,426
Foot Locker, Inc.	111,400	6,750,840
Total		84,016,182
Textiles, Apparel & Luxury Goods 0.3%
Ralph Lauren Corp.	119,900	15,548,632
Total Consumer Discretionary		522,324,883
Consumer Staples 7.6%
Food & Staples Retailing 2.6%
Walgreens Boots Alliance, Inc.	1,255,700	79,448,139
Walmart, Inc.	597,600	58,283,928
Total		137,732,067
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.9%
Tyson Foods, Inc., Class A	676,700	46,983,281
Household Products 1.5%
Kimberly-Clark Corp.	554,250	68,671,575
Procter & Gamble Co. (The)	127,800	13,297,590
Total		81,969,165
Tobacco 2.6%
Altria Group, Inc.	1,332,200	76,508,246
Philip Morris International, Inc.	664,500	58,735,155
Total		135,243,401
Total Consumer Staples		401,927,914
Energy 4.9%
Energy Equipment & Services 0.0%
National Oilwell Varco, Inc.	99,900	2,661,336
Oil, Gas & Consumable Fuels 4.9%
Chevron Corp.	260,600	32,100,708
ConocoPhillips Co.	1,548,600	103,353,564
HollyFrontier Corp.	344,500	16,973,515
Marathon Petroleum Corp.	540,400	32,342,940
Valero Energy Corp.	875,400	74,260,182
Total		259,030,909
Total Energy		261,692,245
Financials 12.4%
Banks 3.7%
Bank of America Corp.	2,197,600	60,631,784
Citigroup, Inc.	1,961,800	122,063,196
Comerica, Inc.	200,900	14,729,988
Total		197,424,968
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	131,400	6,626,502
CME Group, Inc.	187,100	30,792,918
Franklin Resources, Inc.	383,500	12,709,190
Intercontinental Exchange, Inc.	1,097,400	83,556,036
S&P Global, Inc.	306,100	64,449,355
T. Rowe Price Group, Inc.	269,300	26,962,316
Total		225,096,317
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.5%
Capital One Financial Corp.	995,800	81,346,902
Diversified Financial Services 0.6%
Voya Financial, Inc.	656,800	32,813,728
Insurance 2.4%
Allstate Corp. (The)	698,000	65,737,640
MetLife, Inc.	397,400	16,917,318
Prudential Financial, Inc.	459,900	42,255,612
Total		124,910,570
Total Financials		661,592,485
Health Care 14.5%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.(a)	282,500	38,188,350
Amgen, Inc.	56,290	10,693,974
BioMarin Pharmaceutical, Inc.(a)	240,400	21,354,732
Gilead Sciences, Inc.	336,000	21,843,360
Vertex Pharmaceuticals, Inc.(a)	188,160	34,612,032
Total		126,692,448
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	131,100	10,480,134
Baxter International, Inc.	899,400	73,130,214
Total		83,610,348
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	84,000	6,679,680
Cardinal Health, Inc.	1,602,380	77,154,597
HCA Healthcare, Inc.	159,200	20,756,496
McKesson Corp.	530,800	62,135,448
Total		166,726,221
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	153,600	12,346,368
Pharmaceuticals 7.2%
Allergan PLC	66,500	9,736,265
Bristol-Myers Squibb Co.	2,105,300	100,443,863
Eli Lilly & Co.	833,600	108,167,936
Johnson & Johnson	356,500	49,835,135
Common Stocks (continued)
Issuer	Shares	Value ($)
Merck & Co., Inc.	1,195,800	99,454,686
Mylan NV(a)	417,200	11,823,448
Total		379,461,333
Total Health Care		768,836,718
Industrials 9.2%
Aerospace & Defense 2.5%
Boeing Co. (The)	349,900	133,458,858
Airlines 1.6%
Southwest Airlines Co.	1,637,000	84,976,670
Electrical Equipment 1.3%
Rockwell Automation, Inc.	393,900	69,113,694
Industrial Conglomerates 1.2%
Honeywell International, Inc.	390,400	62,042,368
Machinery 1.6%
Snap-On, Inc.	555,300	86,915,556
Professional Services 0.2%
Robert Half International, Inc.	171,600	11,181,456
Road & Rail 0.8%
CSX Corp.	147,600	11,043,432
Union Pacific Corp.	178,100	29,778,320
Total		40,821,752
Total Industrials		488,510,354
Information Technology 21.4%
Communications Equipment 3.2%
Cisco Systems, Inc.	2,744,300	148,164,757
F5 Networks, Inc.(a)	140,600	22,064,358
Total		170,229,115
IT Services 6.0%
MasterCard, Inc., Class A	620,900	146,190,905
VeriSign, Inc.(a)	550,100	99,876,156
Visa, Inc., Class A	460,000	71,847,400
Total		317,914,461

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	66,700	7,021,509
Broadcom, Inc.	377,900	113,638,309
Lam Research Corp.	32,800	5,871,528
QUALCOMM, Inc.	630,700	35,968,821
Total		162,500,167
Software 6.1%
Adobe, Inc.(a)	423,300	112,805,217
Fortinet, Inc.(a)	214,000	17,969,580
Microsoft Corp.	1,087,800	128,295,132
VMware, Inc., Class A	364,200	65,741,742
Total		324,811,671
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.(b)	564,000	107,131,800
HP, Inc.	2,075,200	40,321,136
NetApp, Inc.	204,900	14,207,766
Total		161,660,702
Total Information Technology		1,137,116,116
Materials 2.5%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	1,065,100	89,553,608
Metals & Mining 0.8%
Nucor Corp.	771,500	45,017,025
Total Materials		134,570,633
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
American Tower Corp.	187,700	36,988,162
Host Hotels & Resorts, Inc.	4,255,600	80,430,840
Simon Property Group, Inc.	284,500	51,838,745
Total		169,257,747
Total Real Estate		169,257,747
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 0.8%
Exelon Corp.	827,500	41,482,575
Independent Power and Renewable Electricity Producers 1.5%
NRG Energy, Inc.	1,824,600	77,509,008
Multi-Utilities 1.3%
Ameren Corp.	79,900	5,876,645
CenterPoint Energy, Inc.	987,000	30,300,900
Public Service Enterprise Group, Inc.	567,600	33,721,116
Total		69,898,661
Total Utilities		188,890,244
Total Common Stocks (Cost $4,502,783,705)		5,273,955,317

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	40,264,657	40,260,631
Total Money Market Funds (Cost $40,260,631)		40,260,631
Total Investments in Securities (Cost: $4,543,044,336)		5,314,215,948
Other Assets & Liabilities, Net		4,123,120
Net Assets		5,318,339,068

At March 31, 2019, securities and/or cash totaling $3,988,950 were pledged as collateral.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	381	06/2019	USD	54,060,090	913,773	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	24,024,125	110,247,739	(94,007,207)	40,264,657	—	—	257,367	40,260,631
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	539,235,978	—	—	—	539,235,978
Consumer Discretionary	522,324,883	—	—	—	522,324,883
Consumer Staples	401,927,914	—	—	—	401,927,914
Energy	261,692,245	—	—	—	261,692,245
Financials	661,592,485	—	—	—	661,592,485
Health Care	768,836,718	—	—	—	768,836,718
Industrials	488,510,354	—	—	—	488,510,354
Information Technology	1,137,116,116	—	—	—	1,137,116,116
Materials	134,570,633	—	—	—	134,570,633
Real Estate	169,257,747	—	—	—	169,257,747
Utilities	188,890,244	—	—	—	188,890,244
Total Common Stocks	5,273,955,317	—	—	—	5,273,955,317
Money Market Funds	—	—	—	40,260,631	40,260,631
Total Investments in Securities	5,273,955,317	—	—	40,260,631	5,314,215,948
Investments in Derivatives
Asset
Futures Contracts	913,773	—	—	—	913,773
Total	5,274,869,090	—	—	40,260,631	5,315,129,721
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	875,000	880,984
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.879%	2,400,000	2,380,032
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.911%	900,000	873,656
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	800,000	794,480
Series 2018-2A Class A
03/20/2025	4.000%	3,075,000	3,174,984
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.123%	3,450,000	3,408,103
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.901%	1,850,000	1,831,226
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	4.211%	2,550,000	2,524,500
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	264,179	264,603
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	1,746,110	1,748,937
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	1,500,000	1,511,041
Series 2019-2 Class C
06/16/2025	3.420%	1,000,000	1,006,263
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	1,125,000	1,140,911
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	4.017%	460,000	459,878
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	4.537%	550,000	549,477
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	3.757%	2,100,000	2,070,421
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	4.337%	950,000	933,759
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.807%	1,300,000	1,287,178
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	800,000	805,653
Subordinated Series 2018-3A Class B
09/15/2022	3.560%	1,025,000	1,032,509
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	1,300,000	1,313,619
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,100,000	1,099,830
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	412,661	412,597
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	145,317	144,950
Series 2014-AA Class A
11/25/2026	1.770%	240,897	238,242
Series 2018-AA Class A
02/25/2032	3.540%	594,983	602,626
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.977%	1,275,000	1,253,940
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.887%	2,150,000	2,135,991
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	488,000	486,426
Series 2018-2A Class B
07/17/2028	3.610%	702,000	704,142
Series 2018-4A Class A
12/15/2028	3.710%	945,625	952,093
Series 2019-1A Class A
04/16/2029	3.440%	825,000	827,828
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	153,834	152,323
Series 2016-1A Class A
12/20/2033	2.250%	373,992	368,367
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	592,828	591,465
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	62,838	62,787
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	155,899	154,527
NextGear Floorplan Master Owner Trust(a)
Series 2018-1A Class A2
02/15/2023	3.220%	1,325,000	1,329,022
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	4.115%	3,525,000	3,477,561
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	710,145	711,495
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	365,173	363,388
Series 2018-2A Class A
06/20/2035	3.500%	641,222	649,030
Series 2018-3A Class A
09/20/2035	3.690%	470,983	479,109
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	79,919	79,961
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	407,673	404,912
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	425,000	434,437
Series 2019-1 Class B
02/25/2028	3.450%	800,000	806,479
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a),(c)
Series 2018-T1 Class AT1
10/17/2050	3.620%	1,400,000	1,409,204
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	843,224	856,595
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	1,200,000	1,206,396
Total Asset-Backed Securities — Non-Agency (Cost $52,405,101)			52,387,937

Commercial Mortgage-Backed Securities - Agency 0.8%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	593,470	591,099
CMO Series 2013-126 Class AB
04/16/2038	1.540%	708,543	689,599
CMO Series 2013-146 Class AH
08/16/2040	2.000%	620,154	606,111
CMO Series 2013-32 Class AB
01/16/2042	1.900%	451,960	435,825
CMO Series 2013-45 Class A
10/16/2040	1.450%	1,133,679	1,100,431
CMO Series 2013-73 Class AE
01/16/2039	1.350%	1,413,896	1,343,223
CMO Series 2013-78 Class AB
07/16/2039	1.624%	601,740	580,036
CMO Series 2014-24 Class BA
07/16/2038	2.100%	474,161	467,406
CMO Series 2014-64 Class A
02/16/2045	2.200%	436,331	430,506
CMO Series 2014-67 Class AE
05/16/2039	2.150%	222,091	220,043
CMO Series 2015-109 Class A
02/16/2040	2.528%	454,392	446,990
CMO Series 2015-21 Class A
11/16/2042	2.600%	517,552	512,984
CMO Series 2015-5 Class KA
11/16/2039	2.500%	359,388	354,061

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-85 Class AF
05/16/2044	2.400%	315,866	309,871
Total Commercial Mortgage-Backed Securities - Agency (Cost $8,338,305)			8,088,185

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,203,157	1,236,765
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,335,443	1,363,110
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,230,362	1,243,473
Series 2015-SFR2 Class A
10/17/2045	3.732%	729,998	748,787
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	144,423	145,583
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	3.784%	1,300,000	1,298,355
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	3.734%	1,150,000	1,144,263
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.984%	625,000	621,858
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	3.584%	1,206,208	1,203,944
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	225,000	231,294
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	3.382%	1,567,168	1,560,180
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	3.482%	2,673,101	2,673,095
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.532%	1,546,880	1,556,444
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	211,261	211,041
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	579,817	598,016
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	406,041	417,014
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	963,241
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,700,000	3,789,070
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	680,268
RETL (a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	3.634%	1,275,000	1,275,783
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,426,787
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	1,039,598	1,024,758
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,715,293	1,717,234
Series 2012-C9 Class ASB
11/15/2045	2.445%	676,179	670,695
Series 2013-C15 Class A3
08/15/2046	3.881%	1,557,156	1,613,825
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $29,351,858)			29,414,883

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Common Stocks 59.4%
Issuer	Shares	Value ($)
Communication Services 8.1%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	324,010	10,160,953
Verizon Communications, Inc.	82,505	4,878,521
Total		15,039,474
Entertainment 1.2%
Activision Blizzard, Inc.	129,310	5,887,485
Electronic Arts, Inc.(d)	73,070	7,426,104
Total		13,313,589
Interactive Media & Services 3.5%
Alphabet, Inc., Class A(d)	9,434	11,102,780
Alphabet, Inc., Class C(d)	12,313	14,446,966
Facebook, Inc., Class A(d)	73,320	12,221,711
Total		37,771,457
Media 1.6%
Comcast Corp., Class A	417,434	16,689,011
Wireless Telecommunication Services 0.4%
T-Mobile U.S.A., Inc.(d)	60,065	4,150,492
Total Communication Services		86,964,023
Consumer Discretionary 7.0%
Hotels, Restaurants & Leisure 1.6%
Aramark	107,790	3,185,195
Las Vegas Sands Corp.	54,100	3,297,936
McDonald’s Corp.	40,605	7,710,889
Restaurant Brands International, Inc.	52,409	3,412,350
Total		17,606,370
Household Durables 0.3%
D.R. Horton, Inc.	79,810	3,302,538
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.(d)	12,805	22,802,503
eBay, Inc.	238,865	8,871,446
Lyft, Inc., Class A(d)	13,851	1,084,395
Total		32,758,344
Multiline Retail 0.2%
Dollar General Corp.	18,039	2,152,053
Specialty Retail 1.1%
Lowe’s Companies, Inc.	109,259	11,960,583
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.	30,151	3,676,914
Tapestry, Inc.	111,435	3,620,523
Total		7,297,437
Total Consumer Discretionary		75,077,325
Consumer Staples 4.2%
Beverages 0.2%
Constellation Brands, Inc., Class A	15,905	2,788,624
Food & Staples Retailing 0.6%
Sysco Corp.	97,240	6,491,742
Food Products 1.3%
ConAgra Foods, Inc.	127,733	3,543,314
Mondelez International, Inc., Class A	208,495	10,408,070
Total		13,951,384
Household Products 0.5%
Colgate-Palmolive Co.	73,720	5,052,769
Tobacco 1.6%
Philip Morris International, Inc.	193,375	17,092,416
Total Consumer Staples		45,376,935
Energy 3.2%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	128,410	5,594,824
Oil, Gas & Consumable Fuels 2.7%
Canadian Natural Resources Ltd.	169,239	4,654,072
Chevron Corp.	130,481	16,072,650
EOG Resources, Inc.	79,893	7,604,216
Total		28,330,938
Total Energy		33,925,762
Financials 7.9%
Banks 4.0%
Citigroup, Inc.	223,264	13,891,486
JPMorgan Chase & Co.	160,150	16,211,984
Wells Fargo & Co.	266,225	12,863,992
Total		42,967,462

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.3%
BlackRock, Inc.	15,308	6,542,180
Morgan Stanley	170,765	7,206,283
Total		13,748,463
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(d)	104,227	20,938,162
Insurance 0.7%
Aon PLC	41,934	7,158,134
Total Financials		84,812,221
Health Care 8.1%
Biotechnology 0.7%
Alexion Pharmaceuticals, Inc.(d)	47,315	6,396,042
Biogen, Inc.(d)	7,200	1,701,936
Total		8,097,978
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	64,519	5,157,649
Baxter International, Inc.	54,065	4,396,025
Dentsply Sirona, Inc.	104,675	5,190,833
Medtronic PLC	179,051	16,307,965
Total		31,052,472
Health Care Providers & Services 1.1%
Anthem, Inc.	22,230	6,379,565
Cigna Corp.	19,880	3,197,102
CVS Health Corp.	38,710	2,087,630
Total		11,664,297
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	35,710	2,870,370
Pharmaceuticals 3.1%
Allergan PLC	47,075	6,892,251
Bristol-Myers Squibb Co.	53,230	2,539,603
Johnson & Johnson	100,236	14,011,991
Pfizer, Inc.	239,492	10,171,225
Total		33,615,070
Total Health Care		87,300,187
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 3.8%
Aerospace & Defense 1.3%
Harris Corp.	46,745	7,465,644
Northrop Grumman Corp.	25,470	6,866,712
Total		14,332,356
Air Freight & Logistics 0.3%
FedEx Corp.	16,698	3,029,184
Electrical Equipment 0.6%
Emerson Electric Co.	95,475	6,537,173
Industrial Conglomerates 1.2%
Honeywell International, Inc.	80,431	12,782,095
Machinery 0.4%
Caterpillar, Inc.	30,565	4,141,252
Total Industrials		40,822,060
Information Technology 13.5%
Communications Equipment 0.9%
Cisco Systems, Inc.	177,130	9,563,249
IT Services 4.2%
Fidelity National Information Services, Inc.	85,685	9,690,973
First Data Corp., Class A(d)	271,095	7,121,666
MasterCard, Inc., Class A	84,566	19,911,065
Total System Services, Inc.	54,110	5,140,991
Worldpay, Inc., Class A(d)	24,095	2,734,782
Total		44,599,477
Semiconductors & Semiconductor Equipment 2.0%
Broadcom, Inc.	18,864	5,672,594
Lam Research Corp.	37,025	6,627,845
Marvell Technology Group Ltd.	117,525	2,337,572
NVIDIA Corp.	22,270	3,998,801
NXP Semiconductors NV	30,855	2,727,274
Total		21,364,086
Software 4.2%
Adobe, Inc.(d)	16,825	4,483,694
CDK Global, Inc.	39,355	2,314,861
Microsoft Corp.	306,533	36,152,502
Palo Alto Networks, Inc.(d)	10,895	2,646,178
Total		45,597,235

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	124,302	23,611,165
Total Information Technology		144,735,212
Materials 2.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.	34,760	6,637,770
DowDuPont, Inc.	166,618	8,882,406
Sherwin-Williams Co. (The)	9,888	4,258,860
Total		19,779,036
Metals & Mining 0.4%
Newmont Mining Corp.	124,650	4,458,730
Total Materials		24,237,766
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	46,099	9,084,269
Total Real Estate		9,084,269
Utilities 0.6%
Electric Utilities 0.6%
American Electric Power Co., Inc.	73,775	6,178,656
Total Utilities		6,178,656
Total Common Stocks (Cost $531,248,073)		638,514,416

Corporate Bonds & Notes 11.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	17,000	18,805
12/01/2024	7.500%	18,000	18,690
04/15/2027	7.875%	16,000	16,476
L3 Technologies, Inc.
12/15/2026	3.850%	1,250,000	1,270,456
Lockheed Martin Corp.
05/15/2036	4.500%	850,000	922,342
Northrop Grumman Systems Corp.
02/15/2031	7.750%	635,000	870,424
TransDigm, Inc.
07/15/2022	6.000%	11,000	11,178
05/15/2025	6.500%	112,000	113,185
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
03/15/2026	6.250%	86,000	89,361
03/15/2027	7.500%	40,000	40,998
Total			3,371,915
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	25,000	22,054
Ford Motor Credit Co. LLC
01/08/2026	4.389%	1,400,000	1,298,563
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	18,000	17,814
IHO Verwaltungs GmbH, PIK(a)
09/15/2021	4.125%	38,000	38,054
Panther BF Aggregator 2 LP/Finance Co., Inc.(a),(e)
05/15/2026	6.250%	10,000	10,200
05/15/2027	8.500%	17,000	17,056
Total			1,403,741
Banking 1.9%
Ally Financial, Inc.
11/01/2031	8.000%	14,000	17,383
Bank of America Corp.(f)
12/20/2028	3.419%	2,200,000	2,153,217
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	850,000	868,046
Barclays Bank PLC
05/15/2024	3.750%	1,000,000	1,007,563
BB&T Corp.
10/26/2024	2.850%	700,000	695,831
Capital One Financial Corp.
03/09/2027	3.750%	1,275,000	1,253,303
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,750,000	1,827,257
Discover Bank
09/13/2028	4.650%	825,000	862,835
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	2,000,000	2,007,840
HSBC Holdings PLC
05/25/2026	3.900%	1,400,000	1,418,640
JPMorgan Chase & Co.(f)
04/23/2029	4.005%	2,050,000	2,102,425
Morgan Stanley
01/20/2027	3.625%	1,250,000	1,252,771
PNC Bank NA
Subordinated
01/30/2023	2.950%	900,000	895,795

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regions Financial Corp.
08/14/2023	3.800%	850,000	873,509
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.430% 06/11/2021	3.031%	850,000	852,301
U.S. Bancorp
07/22/2026	2.375%	925,000	883,779
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	1,650,000	1,686,148
Total			20,658,643
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	34,000	32,546
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	34,000	35,124
05/15/2026	5.875%	46,000	46,681
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	72,000	74,774
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	36,000	34,012
Core & Main LP(a)
08/15/2025	6.125%	39,000	38,182
James Hardie International Finance DAC(a)
01/15/2028	5.000%	33,000	31,455
Masonite International Corp.(a)
03/15/2023	5.625%	37,000	37,892
Total			298,120
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%	27,000	27,703
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	38,000	39,229
02/15/2026	5.750%	33,000	34,499
05/01/2027	5.125%	66,000	66,352
05/01/2027	5.875%	22,000	22,834
Comcast Corp.
08/15/2035	4.400%	885,000	920,617
CSC Holdings LLC(a)
10/15/2025	6.625%	78,000	82,704
10/15/2025	10.875%	33,000	38,089
05/15/2026	5.500%	44,000	45,262
02/01/2028	5.375%	29,000	29,040
04/01/2028	7.500%	52,000	55,810
02/01/2029	6.500%	27,000	28,749
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
03/15/2023	5.000%	25,000	22,526
11/15/2024	5.875%	32,000	26,894
07/01/2026	7.750%	50,000	43,548
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	33,000	32,089
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	9,000	8,909
02/15/2025	6.625%	25,000	24,056
Sirius XM Radio, Inc.(a)
07/15/2024	6.000%	34,000	35,232
04/15/2025	5.375%	37,000	37,958
08/01/2027	5.000%	—	—
Sky PLC(a)
09/16/2024	3.750%	825,000	852,914
Time Warner Cable LLC
05/01/2037	6.550%	775,000	855,279
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	38,000	39,012
ViaSat, Inc.(a)
04/15/2027	5.625%	10,000	10,215
Virgin Media Finance PLC(a)
01/15/2025	5.750%	35,000	35,575
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	64,000	64,379
08/15/2026	5.500%	11,000	11,191
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	47,000	45,192
Ziggo BV(a)
01/15/2027	5.500%	46,000	45,557
Total			3,581,414
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	12,000	11,718
Angus Chemical Co.(a)
02/15/2023	8.750%	31,000	31,086
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	45,000	43,394
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	16,000	16,143
Celanese U.S. Holdings LLC
11/15/2022	4.625%	875,000	905,258
Chemours Co. (The)
05/15/2023	6.625%	16,000	16,557
05/15/2025	7.000%	10,000	10,577
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	347,808

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DowDuPont, Inc.
11/15/2028	4.725%	650,000	701,734
INEOS Group Holdings SA(a)
08/01/2024	5.625%	35,000	34,814
LYB International Finance BV
03/15/2044	4.875%	480,000	471,209
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	70,000	70,300
PQ Corp.(a)
11/15/2022	6.750%	36,000	37,345
12/15/2025	5.750%	42,000	40,777
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	65,000	65,400
WR Grace & Co.(a)
10/01/2021	5.125%	16,000	16,518
Total			2,820,638
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	700,000	704,067
H&E Equipment Services, Inc.
09/01/2025	5.625%	46,000	45,792
John Deere Capital Corp.
09/08/2022	2.150%	700,000	687,910
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	27,000	27,599
United Rentals North America, Inc.
09/15/2026	5.875%	38,000	39,283
12/15/2026	6.500%	32,000	33,675
05/15/2027	5.500%	14,000	14,186
Total			1,552,512
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2027	3.150%	925,000	930,753
APX Group, Inc.
12/01/2020	8.750%	20,000	19,710
12/01/2022	7.875%	39,000	39,136
09/01/2023	7.625%	16,000	13,634
frontdoor, Inc.(a)
08/15/2026	6.750%	22,000	22,511
Realogy Group LLC/Co-Issuer Corp.(a)
12/01/2021	5.250%	27,000	27,216
Total			1,052,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	11,000	11,289
01/15/2027	7.750%	20,000	21,307
Mattel, Inc.(a)
12/31/2025	6.750%	22,000	21,645
Prestige Brands, Inc.(a)
12/15/2021	5.375%	30,000	30,236
03/01/2024	6.375%	32,000	32,561
Procter & Gamble Co. (The)
11/03/2026	2.450%	525,000	511,502
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	37,000	38,474
Spectrum Brands, Inc.
12/15/2024	6.125%	23,000	23,304
07/15/2025	5.750%	23,000	23,259
Valvoline, Inc.
07/15/2024	5.500%	22,000	22,364
Total			735,941
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	7,000	7,109
CFX Escrow Corp.(a)
02/15/2024	6.000%	9,000	9,370
02/15/2026	6.375%	11,000	11,686
Gates Global LLC/Co.(a)
07/15/2022	6.000%	51,000	51,152
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	22,000	22,678
United Technologies Corp.
08/16/2025	3.950%	900,000	935,195
WESCO Distribution, Inc.
12/15/2021	5.375%	27,000	27,258
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	34,000	36,010
Total			1,100,458
Electric 1.1%
AES Corp. (The)
09/01/2027	5.125%	32,000	33,305
Arizona Public Service Co.
04/01/2042	4.500%	325,000	342,732
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	775,000	793,546
Calpine Corp.(a)
06/01/2026	5.250%	40,000	39,846

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC
08/15/2024	5.375%	84,000	83,790
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	29,000	29,091
CMS Energy Corp.
03/01/2024	3.875%	715,000	732,662
Commonwealth Edison Co.
08/15/2028	3.700%	875,000	915,075
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	587,218
Dominion Energy, Inc.
10/01/2025	3.900%	800,000	826,834
DTE Energy Co.
04/15/2033	6.375%	600,000	744,038
Indiana Michigan Power Co.
03/15/2037	6.050%	750,000	929,033
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	725,000	730,850
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	54,000	52,929
NRG Energy, Inc.
05/15/2026	7.250%	8,000	8,813
01/15/2027	6.625%	33,000	35,524
PPL Capital Funding, Inc.
06/01/2023	3.400%	850,000	852,376
Progress Energy, Inc.
03/01/2031	7.750%	690,000	937,044
Public Service Co. of Colorado
05/15/2025	2.900%	650,000	643,256
Southern Co. (The)
07/01/2046	4.400%	1,100,000	1,106,061
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	38,000	37,560
Vistra Energy Corp.
11/01/2024	7.625%	36,000	38,131
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	10,401
02/15/2027	5.625%	32,000	33,283
WEC Energy Group, Inc.
06/15/2025	3.550%	850,000	866,876
Total			11,410,274
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	6,000	5,685
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	43,000	44,358
10/01/2023	5.125%	21,000	21,367
05/15/2024	5.250%	22,000	22,640
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,550,000	1,435,674
Navient Corp.
01/25/2023	5.500%	83,000	83,478
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	51,000	46,004
Quicken Loans, Inc.(a)
05/01/2025	5.750%	63,000	63,168
Springleaf Finance Corp.
03/15/2023	5.625%	26,000	26,347
03/15/2024	6.125%	40,000	40,912
03/15/2025	6.875%	27,000	27,849
03/15/2026	7.125%	11,000	11,190
Total			1,822,987
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,600,000	1,612,854
B&G Foods, Inc.
06/01/2021	4.625%	52,000	52,031
04/01/2025	5.250%	29,000	27,963
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	957,775
Conagra Brands, Inc.
11/01/2048	5.400%	800,000	803,228
Darling Ingredients, Inc.(a),(e)
04/15/2027	5.250%	4,000	4,060
Diageo Capital PLC
07/15/2020	4.828%	575,000	590,849
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	28,000	22,629
General Mills, Inc.
04/17/2025	4.000%	700,000	723,615
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	1,000,000	1,022,713
PepsiCo, Inc.
02/24/2026	2.850%	650,000	645,807
Post Holdings, Inc.(a)
08/15/2026	5.000%	90,000	87,751
03/01/2027	5.750%	32,000	32,151
Total			6,583,426

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	51,000	52,968
04/01/2026	6.375%	20,000	20,735
08/15/2026	6.000%	10,000	10,251
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	8,000	7,709
Eldorado Resorts, Inc.
08/01/2023	7.000%	35,000	36,592
04/01/2025	6.000%	58,000	58,748
International Game Technology PLC(a)
02/15/2022	6.250%	28,000	29,151
02/15/2025	6.500%	36,000	37,499
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	37,000	38,620
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	26,000	26,848
MGM Resorts International
12/15/2021	6.625%	35,000	37,483
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	17,000	16,533
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	29,000	29,105
Scientific Games International, Inc.
12/01/2022	10.000%	38,000	40,035
Scientific Games International, Inc.(a)
10/15/2025	5.000%	45,000	44,115
03/15/2026	8.250%	45,000	45,957
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	18,000	18,765
Total			551,114
Health Care 0.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	38,000	39,045
Avantor, Inc.(a)
10/01/2025	9.000%	57,000	61,723
Becton Dickinson and Co.
06/06/2027	3.700%	1,275,000	1,270,070
Cardinal Health, Inc.
03/15/2043	4.600%	1,000,000	914,988
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	37,000	36,650
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	17,000	16,008
Covidien International Finance SA
06/15/2022	3.200%	525,000	533,795
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	1,000,000	1,007,089
DaVita, Inc.
08/15/2022	5.750%	36,000	36,682
07/15/2024	5.125%	15,000	14,831
05/01/2025	5.000%	8,000	7,673
Express Scripts Holding Co.
07/15/2046	4.800%	800,000	812,487
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	181,000	186,867
HCA, Inc.
09/01/2028	5.625%	85,000	89,801
02/01/2029	5.875%	22,000	23,673
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	21,000	21,650
IQVIA, Inc.(a)
05/15/2023	4.875%	24,000	24,428
McKesson Corp.
05/30/2029	4.750%	850,000	890,340
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	49,000	48,863
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	20,000	19,819
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	64,000	64,428
Tenet Healthcare Corp.
04/01/2022	8.125%	37,000	39,841
06/15/2023	6.750%	10,000	10,302
07/15/2024	4.625%	49,000	49,147
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	43,000	44,714
Total			6,264,914
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	800,000	823,621
Centene Corp.
02/15/2024	6.125%	26,000	27,278
Centene Corp.(a)
06/01/2026	5.375%	52,000	54,245
UnitedHealth Group, Inc.
01/15/2027	3.450%	700,000	712,858
WellCare Health Plans, Inc.
04/01/2025	5.250%	51,000	52,926
Total			1,670,928

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Lennar Corp.
12/15/2021	6.250%	31,000	32,645
11/15/2024	5.875%	44,000	46,844
06/01/2026	5.250%	19,000	19,544
Meritage Homes Corp.
06/01/2025	6.000%	22,000	23,126
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	10,000	10,008
04/15/2023	5.875%	18,000	18,253
03/01/2024	5.625%	14,000	13,841
Total			164,261
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	575,000	661,360
California Resources Corp.(a)
12/15/2022	8.000%	10,000	7,859
Callon Petroleum Co.
10/01/2024	6.125%	4,000	4,033
07/01/2026	6.375%	54,000	54,105
Canadian Natural Resources Ltd.
02/01/2025	3.900%	900,000	918,152
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	55,000	54,140
Centennial Resource Production LLC(a)
01/15/2026	5.375%	28,000	26,811
04/01/2027	6.875%	23,000	23,214
Chesapeake Energy Corp.
10/01/2026	7.500%	34,000	33,625
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	91,000	87,504
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	5,000	5,136
01/30/2028	5.750%	19,000	19,894
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	19,000	15,864
02/01/2026	5.625%	15,000	11,560
Halcon Resources Corp.
02/15/2025	6.750%	46,000	27,614
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	17,000	15,064
Jagged Peak Energy LLC
05/01/2026	5.875%	29,000	28,727
Laredo Petroleum, Inc.
03/15/2023	6.250%	13,000	11,598
Matador Resources Co.
09/15/2026	5.875%	27,000	27,006
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEG Energy Corp.(a)
01/15/2025	6.500%	6,000	5,907
Noble Energy, Inc.
03/01/2041	6.000%	700,000	773,644
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	102,000	100,681
10/15/2027	5.625%	16,000	15,915
PDC Energy, Inc.
09/15/2024	6.125%	33,000	32,933
QEP Resources, Inc.
03/01/2026	5.625%	11,000	10,005
SM Energy Co.
09/15/2026	6.750%	71,000	68,106
01/15/2027	6.625%	13,000	12,381
Whiting Petroleum Corp.
03/15/2021	5.750%	22,000	22,247
Woodside Finance Ltd.(a)
03/04/2029	4.500%	1,000,000	1,019,473
WPX Energy, Inc.
01/15/2022	6.000%	11,000	11,418
06/01/2026	5.750%	68,000	69,065
Total			4,175,041
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	900,000	896,586
Cenovus Energy, Inc.
04/15/2027	4.250%	725,000	714,143
Suncor Energy, Inc.
12/01/2024	3.600%	750,000	767,711
Total			2,378,440
Leisure 0.0%
AMC Entertainment, Inc.
02/15/2022	5.875%	15,000	15,242
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	26,000	27,845
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	16,000	16,368
Cinemark U.S.A., Inc.
06/01/2023	4.875%	38,000	38,699
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	19,000	19,103
Viking Cruises Ltd.(a)
09/15/2027	5.875%	23,000	22,366
Total			139,623

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.5%
American International Group, Inc.
07/10/2025	3.750%	1,050,000	1,051,864
Five Corners Funding Trust(a)
11/15/2023	4.419%	850,000	896,362
High Street Funding Trust I(a)
02/15/2028	4.111%	800,000	811,498
MetLife Global Funding I(a)
12/18/2026	3.450%	725,000	735,842
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	525,000	507,293
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	900,000	912,442
Total			4,915,301
Media and Entertainment 0.3%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	69,000	72,968
Discovery Communications LLC
06/01/2040	6.350%	600,000	661,448
Lamar Media Corp.
01/15/2024	5.375%	27,000	27,618
Match Group, Inc.
06/01/2024	6.375%	42,000	44,195
National CineMedia LLC
04/15/2022	6.000%	36,000	36,360
Netflix, Inc.
04/15/2028	4.875%	71,000	70,320
Netflix, Inc.(a)
11/15/2028	5.875%	34,000	35,916
05/15/2029	6.375%	36,000	38,978
Outfront Media Capital LLC/Corp.
02/15/2022	5.250%	11,000	11,117
03/15/2025	5.875%	32,000	32,880
RELX Capital, Inc.
03/18/2029	4.000%	865,000	882,035
Walt Disney Co. (The)(a)
03/15/2033	6.550%	400,000	531,320
Warner Media LLC
01/15/2026	3.875%	900,000	903,432
Total			3,348,587
Metals and Mining 0.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	43,000	44,854
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium NV(a)
02/15/2026	5.875%	77,000	75,796
Freeport-McMoRan, Inc.
11/14/2024	4.550%	39,000	38,437
03/15/2043	5.450%	62,000	54,197
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	27,000	27,934
01/15/2025	7.625%	43,000	44,364
Novelis Corp.(a)
09/30/2026	5.875%	79,000	78,845
Teck Resources Ltd.(a)
06/01/2024	8.500%	30,000	32,160
Total			396,587
Midstream 0.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	26,000	26,387
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	22,000	23,070
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	33,000	33,819
DCP Midstream Operating LP
07/15/2025	5.375%	27,000	28,237
04/01/2044	5.600%	24,000	23,182
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	33,000	32,646
Energy Transfer Operating LP
06/01/2027	5.500%	52,000	56,385
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	672,724
Enterprise Products Operating LLC
02/01/2041	5.950%	525,000	626,956
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	54,000	55,898
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,256,937
MPLX LP
02/15/2049	5.500%	785,000	838,149
NGPL PipeCo LLC(a)
08/15/2022	4.375%	10,000	10,195
08/15/2027	4.875%	13,000	13,234
12/15/2037	7.768%	8,000	9,667
NuStar Logistics LP
04/28/2027	5.625%	23,000	22,999
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	918,000	1,031,055
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	38,000	37,727

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	371,332
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	11,000	11,292
01/15/2028	5.500%	37,000	37,201
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	111,000	113,508
01/15/2028	5.000%	46,000	45,281
Targa Resources Partners LP/Finance Corp.(a)
01/15/2029	6.875%	22,000	23,930
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	46,000	43,221
Western Gas Partners LP
08/15/2048	5.500%	700,000	682,077
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,013,000	1,033,998
Total			7,161,107
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	900,000	945,525
Sempra Energy
11/15/2025	3.750%	1,100,000	1,096,668
Total			2,042,193
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	900,000	905,452
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	44,000	44,583
Calfrac Holdings LP(a)
06/15/2026	8.500%	10,000	7,741
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	13,000	12,554
Nabors Industries, Inc.
02/01/2025	5.750%	78,000	69,964
SESI LLC
09/15/2024	7.750%	26,000	21,521
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	416	424
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	13,000	13,541
Transocean, Inc.(a)
01/15/2026	7.500%	9,000	8,885
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2021	7.750%	12,000	10,812
06/15/2023	8.250%	4,000	2,831
Total			192,856
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	39,000	38,507
WeWork Companies, Inc.(a)
05/01/2025	7.875%	18,000	16,504
Total			55,011
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	53,000	54,836
Packaging 0.0%
ARD Finance SA PIK
09/15/2023	7.125%	11,000	10,976
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	62,000	65,316
02/15/2025	6.000%	45,000	44,905
Berry Global, Inc.
10/15/2022	6.000%	35,000	36,099
07/15/2023	5.125%	36,000	36,626
BWAY Holding Co.(a)
04/15/2024	5.500%	22,000	21,858
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	23,000	22,240
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	70,745	70,882
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	26,000	26,456
07/15/2024	7.000%	32,000	32,908
Total			368,266
Pharmaceuticals 0.3%
AbbVie, Inc.
11/06/2042	4.400%	1,200,000	1,108,148
Allergan Funding SCS
03/15/2035	4.550%	550,000	535,706
Amgen, Inc.
03/15/2040	5.750%	390,000	446,585
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	11,000	11,137
03/15/2024	7.000%	28,000	29,617
04/15/2025	6.125%	28,000	27,740
12/15/2025	9.000%	25,000	27,194
04/01/2026	9.250%	75,000	82,181
01/31/2027	8.500%	14,000	14,849

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
02/01/2025	3.500%	650,000	662,151
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	54,000	55,036
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	21,000	21,308
Roche Holdings, Inc.(a)
09/30/2024	3.350%	510,000	523,426
Total			3,545,078
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	10,000	10,370
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	22,000	22,592
Berkshire Hathaway, Inc.
03/15/2026	3.125%	550,000	555,362
CNA Financial Corp.
03/01/2026	4.500%	675,000	702,661
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	700,000	747,431
HUB International Ltd.(a)
05/01/2026	7.000%	40,000	39,527
Loews Corp.
04/01/2026	3.750%	850,000	876,856
Transatlantic Holdings, Inc.
11/30/2039	8.000%	450,000	618,568
Total			3,573,367
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	900,000	886,522
Union Pacific Corp.
09/15/2037	3.600%	715,000	679,374
Total			1,565,896
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	395,000	480,927
Restaurants 0.0%
IRB Holding Corp.(a)
02/15/2026	6.750%	34,000	31,985
Retail REIT 0.2%
Kimco Realty Corp.
10/01/2026	2.800%	1,000,000	940,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP
02/01/2040	6.750%	525,000	706,430
Total			1,647,271
Retailers 0.2%
L Brands, Inc.
11/01/2035	6.875%	16,000	13,812
Lowe’s Companies, Inc.
04/15/2026	2.500%	1,050,000	990,709
Party City Holdings, Inc.(a)
08/15/2023	6.125%	3,000	3,051
08/01/2026	6.625%	8,000	7,952
Penske Automotive Group, Inc.
10/01/2022	5.750%	22,000	22,426
Target Corp.
04/15/2026	2.500%	750,000	729,836
Total			1,767,786
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	18,000	18,538
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	11,000	10,454
Kroger Co. (The)
01/15/2048	4.650%	985,000	916,883
Total			945,875
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	900,000	911,562
Ascend Learning LLC(a)
08/01/2025	6.875%	22,000	21,881
08/01/2025	6.875%	21,000	20,889
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	900,000	859,873
Camelot Finance SA(a)
10/15/2024	7.875%	60,000	63,242
CDK Global, Inc.
06/01/2027	4.875%	52,000	51,943
CommScope Finance LLC(a)
03/01/2024	5.500%	22,000	22,528
03/01/2026	6.000%	20,000	20,655
CommScope Technologies LLC(a)
06/15/2025	6.000%	33,000	32,072
03/15/2027	5.000%	32,000	28,419
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%	11,000	11,211

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	11,000	11,421
Equinix, Inc.
01/15/2026	5.875%	53,000	55,800
05/15/2027	5.375%	32,000	33,641
First Data Corp.(a)
08/15/2023	5.375%	37,000	37,842
Gartner, Inc.(a)
04/01/2025	5.125%	27,000	27,275
Informatica LLC(a)
07/15/2023	7.125%	39,000	39,835
Iron Mountain, Inc.
08/15/2024	5.750%	38,000	38,379
Microsoft Corp.
02/06/2024	2.875%	700,000	707,370
NCR Corp.
12/15/2021	5.875%	43,000	43,712
12/15/2023	6.375%	37,000	38,049
NXP BV/Funding LLC(a)
12/01/2028	5.550%	500,000	540,588
Oracle Corp.
04/15/2038	6.500%	750,000	995,147
PTC, Inc.
05/15/2024	6.000%	72,000	75,372
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	63,000	61,077
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	50,000	49,161
Symantec Corp.(a)
04/15/2025	5.000%	54,000	54,009
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	21,000	21,233
Verscend Escrow Corp.(a)
08/15/2026	9.750%	37,000	36,945
Total			4,911,131
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	53,000	50,844
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	700,000	893,752
Hertz Corp. (The)(a)
06/01/2022	7.625%	43,000	44,053
XPO Logistics, Inc.(a)
06/15/2022	6.500%	21,000	21,405
Total			1,010,054
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.2%
Altice France SA(a)
05/01/2026	7.375%	112,000	109,713
Altice Luxembourg SA(a)
05/15/2022	7.750%	23,000	23,002
American Tower Corp.
07/15/2027	3.550%	775,000	762,969
Rogers Communications, Inc.
11/15/2026	2.900%	750,000	728,840
SBA Communications Corp.
09/01/2024	4.875%	54,000	54,567
Sprint Corp.
02/15/2025	7.625%	45,000	45,930
03/01/2026	7.625%	87,000	88,166
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	49,000	52,308
02/01/2026	4.500%	74,000	74,012
02/01/2028	4.750%	18,000	17,851
Wind Tre SpA(a)
01/20/2026	5.000%	67,000	61,009
Total			2,018,367
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	1,350,000	1,513,404
CenturyLink, Inc.
03/15/2022	5.800%	107,000	109,299
04/01/2025	5.625%	23,000	22,278
Deutsche Telekom International Finance BV(a)
06/21/2028	4.375%	700,000	727,128
Frontier Communications Corp.
09/15/2022	10.500%	8,000	6,099
01/15/2025	6.875%	21,000	11,292
09/15/2025	11.000%	15,000	9,880
Frontier Communications Corp.(a)
04/01/2026	8.500%	14,000	13,023
Level 3 Financing, Inc.
01/15/2021	6.125%	37,000	37,279
02/01/2023	5.625%	19,000	19,217
Orange SA
07/08/2019	5.375%	700,000	704,859
Telecom Italia Capital SA
09/30/2034	6.000%	18,000	16,791
Telecom Italia SpA(a)
05/30/2024	5.303%	29,000	29,032
Telefonica Emisiones SAU
06/20/2036	7.045%	550,000	670,228

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
08/10/2033	4.500%	1,400,000	1,478,463
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	25,000	25,144
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	54,000	53,875
Total			5,447,291
Total Corporate Bonds & Notes (Cost $116,259,729)			118,160,805

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	168,620	10,247,037
Total Exchange-Traded Funds (Cost $11,306,141)		10,247,037

Foreign Government Obligations(g) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
Province of Ontario
05/21/2020	1.875%	1,000,000	993,161
Province of Quebec
07/29/2020	3.500%	1,300,000	1,317,267
Total			2,310,428
Total Foreign Government Obligations (Cost $2,330,642)			2,310,428

Inflation-Indexed Bonds 1.0%

United States 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	10,711,111	10,601,603
Total Inflation-Indexed Bonds (Cost $10,448,842)			10,601,603

Residential Mortgage-Backed Securities - Agency 8.5%

Federal Home Loan Mortgage Corp.
01/01/2030- 04/01/2046	3.500%	6,744,448	6,881,572
04/01/2032- 06/01/2037	6.000%	223,370	243,539
04/01/2032	7.000%	40,128	44,795
05/01/2032- 07/01/2032	6.500%	342,491	379,218
01/01/2034- 05/01/2041	5.000%	833,366	898,290
02/01/2038	5.500%	392,793	429,832
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2039- 08/01/2041	4.500%	2,308,577	2,444,163
07/01/2043	3.000%	2,084,387	2,085,531
01/01/2045- 08/01/2045	4.000%	1,333,599	1,377,635
Federal Home Loan Mortgage Corp.(e)
04/10/2049	3.500%	3,575,000	3,626,191
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	60,695	65,772
03/01/2026- 12/01/2032	7.000%	494,531	517,863
10/01/2026- 01/01/2048	3.500%	6,456,213	6,584,453
11/01/2026- 09/01/2040	4.000%	1,710,562	1,770,119
08/01/2028- 09/01/2032	6.500%	140,142	155,860
02/01/2038- 03/01/2038	5.500%	225,499	242,881
10/01/2046	3.000%	684,717	682,631
Federal National Mortgage Association(e)
04/15/2034- 04/10/2049	4.000%	28,125,000	28,936,799
04/10/2049	3.500%	19,050,000	19,308,205
04/10/2049	4.500%	13,500,000	14,065,576
Federal National Mortgage Association(h)
10/01/2040	4.500%	406,447	429,720
Total Residential Mortgage-Backed Securities - Agency (Cost $90,401,661)			91,170,645

Residential Mortgage-Backed Securities - Non-Agency 6.6%

Angel Oak Mortgage Trust I LLC(a),(i)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	1,271,935	1,282,896
CMO Series 2019-2 Class A3
03/25/2049	3.872%	1,225,000	1,224,607
Angel Oak Mortgage Trust LLC(a),(i)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	154,816	154,423
Arroyo Mortgage Trust(a),(i)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	1,515,112	1,547,071
CMO Series 2019-1 Class A1
01/25/2049	3.805%	2,240,042	2,242,880
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	462,617	468,076
Bayview Opportunity Master Fund IVa Trust(a),(i)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	725,000	725,000

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2018-RN9 Class A1
10/29/2033	4.213%	1,393,539	1,401,000
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.436%	1,284,584	1,284,067
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	1,475,000	1,475,000
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.578%	3,431,086	3,405,983
COLT 2019-1 Mortgage Loan Trust(a),(i)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	1,312,300	1,316,081
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	46,725	46,519
CMO Series 2018-3 Class A1
10/26/2048	3.692%	1,059,908	1,071,289
COLT Mortgage Loan Trust(a),(i)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	170,834	170,305
CMO Series 2017-1 Class A1
05/27/2047	2.614%	327,840	321,253
CMO Series 2018-2 Class A1
07/27/2048	3.470%	510,395	510,938
CMO Series 2018-4 Class A1
12/28/2048	4.006%	1,851,271	1,863,366
CSMC Trust(a),(i)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,523,227	3,576,799
Deephaven Residential Mortgage Trust(a),(i)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	324,683	320,368
CMO Series 2018-3A Class A3
08/25/2058	3.963%	755,305	764,635
CMO Series 2018-4A Class A1
10/25/2058	4.080%	3,092,208	3,128,322
CMO Series 2019-1A Class A3
01/25/2059	3.948%	711,754	712,432
GCAT LLC(a),(c),(i),(j)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	1,075,000	1,074,987
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	1,422,813	1,442,575
Homeward Opportunities Fund I Trust(a),(i)
CMO Series 2019-1 Class A3
01/25/2059	3.851%	1,575,000	1,574,966
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,028,813	1,041,934
MFA Trust(a),(i)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	750,635	738,821
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	603,985	595,170
CMO Series 2018-3 Class A1
08/25/2058	3.500%	2,336,118	2,338,257
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	409,597	413,888
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	2,576,200	2,641,045
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	805,063	825,266
New Residential Mortgage Loan Trust(a),(i)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	1,250,000	1,255,907
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	1,419,765	1,426,163
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.759%	650,000	649,581
RCO Trust(a),(i)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	3,295,751	3,321,052
RCO V Mortgage LLC(a),(i)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,775,851	1,771,502
Residential Mortgage Loan Trust(a),(i)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	1,331,581	1,333,266
Starwood Mortgage Residential Trust(a),(i)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	815,624	825,752
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	450,000	449,856

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	607,828	608,799
CMO Series 2015-6 Class A1
04/25/2055	3.500%	706,198	709,161
CMO Series 2016-1 Class A1
02/25/2055	3.500%	574,633	575,830
CMO Series 2016-2 Class A1
08/25/2055	3.000%	810,707	805,307
CMO Series 2016-3 Class A1
04/25/2056	2.250%	397,074	390,651
CMO Series 2017-1 Class A1
10/25/2056	2.750%	512,792	504,840
CMO Series 2017-4 Class A1
06/25/2057	2.750%	878,633	862,847
Towd Point Mortgage Trust(a),(i)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	590,141	583,963
CMO Series 2018-5 Class A1
08/25/2058	3.250%	1,231,167	1,223,231
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	2,491,034	2,512,385
Vericrest Opportunity Loan Transferee LXX LLC(a),(i)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	771,871	771,488
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	595,604	598,196
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	1,770,948	1,782,257
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	1,320,760	1,320,759
Vericrest Opportunity Loan Trust(a),(i)
CMO Series 2019-NPL3 Class A1
03/25/2049	3.967%	450,000	450,000
Verus Securitization Trust(a),(i)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	295,381	294,223
CMO Series 2018-2 Class A3
06/01/2058	3.830%	1,714,999	1,732,225
CMO Series 2019-1 Class A3
02/25/2059	4.040%	1,557,383	1,568,584
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	900,000	899,710
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $70,618,735)			70,927,754

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(k)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.740%	18,000	17,719
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.489%	26,322	12,963
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.240%	27,698	27,670
8th Avenue Food & Provisions, Inc.(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.240%	4,859	4,841
Total			32,511
Metals and Mining 0.0%
Big River Steel LLC(b),(k)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.601%	7,011	7,029
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(k),(l)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.249%	16,957	16,745
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.481%	6,475	6,429

18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
HUB International Ltd.(b),(k)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.515%	6,947	6,710
Technology 0.0%
Ascend Learning LLC(b),(k),(l)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%	22,798	22,275
Commscope, Inc.(b),(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/06/2026		13,000	12,978
Dun & Bradstreet Corp. (The)(b),(k)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.490%	29,000	28,601
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(k),(l)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.749%	22,681	22,370
Hyland Software, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.999%	8,150	8,128
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.101%	18,242	17,569
Qlik Technologies, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	0.000%	19,164	19,020
Refinitiv US Holdings, Inc.(a),(b),(k)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	66,682	64,694
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	0.000%	16,957	16,783
Total			212,418
Total Senior Loans (Cost $328,928)			312,524

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
10/01/2020	2.625%	10,400,000	10,443,014
Total U.S. Government & Agency Obligations (Cost $10,408,400)			10,443,014

U.S. Treasury Obligations 2.1%

U.S. Treasury
02/15/2045	2.500%	24,400,000	23,019,835
Total U.S. Treasury Obligations (Cost $21,978,366)			23,019,835

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(m),(n)	75,799,992	75,792,412
Total Money Market Funds (Cost $75,794,152)		75,792,412
Total Investments in Securities (Cost: $1,031,218,933)		1,141,391,478
Other Assets & Liabilities, Net		(67,394,238)
Net Assets		1,073,997,240

At March 31, 2019, securities and/or cash totaling $256,696 were pledged as collateral.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	77	06/2019	USD	9,564,844	133,994	—
U.S. Treasury 5-Year Note	40	06/2019	USD	4,633,125	40,549	—
U.S. Ultra Treasury Bond	29	06/2019	USD	4,872,000	175,913	—
Total					350,456	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $159,088,522, which represents 14.81% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(g)	Principal and interest may not be guaranteed by the government.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $1,074,987, which represents 0.10% of total net assets.
(k)	The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	52,213,498	112,670,748	(89,084,254)	75,799,992	(1,832)	1,833	405,586	75,792,412
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	50,978,733	1,409,204	—	52,387,937
Commercial Mortgage-Backed Securities - Agency	—	8,088,185	—	—	8,088,185
Commercial Mortgage-Backed Securities - Non-Agency	—	29,414,883	—	—	29,414,883
Common Stocks
Communication Services	86,964,023	—	—	—	86,964,023
Consumer Discretionary	75,077,325	—	—	—	75,077,325
Consumer Staples	45,376,935	—	—	—	45,376,935
Energy	33,925,762	—	—	—	33,925,762
Financials	84,812,221	—	—	—	84,812,221
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	87,300,187	—	—	—	87,300,187
Industrials	40,822,060	—	—	—	40,822,060
Information Technology	144,735,212	—	—	—	144,735,212
Materials	24,237,766	—	—	—	24,237,766
Real Estate	9,084,269	—	—	—	9,084,269
Utilities	6,178,656	—	—	—	6,178,656
Total Common Stocks	638,514,416	—	—	—	638,514,416
Corporate Bonds & Notes	—	118,160,805	—	—	118,160,805
Exchange-Traded Funds	10,247,037	—	—	—	10,247,037
Foreign Government Obligations	—	2,310,428	—	—	2,310,428
Inflation-Indexed Bonds	—	10,601,603	—	—	10,601,603
Residential Mortgage-Backed Securities - Agency	—	91,170,645	—	—	91,170,645
Residential Mortgage-Backed Securities - Non-Agency	—	69,852,767	1,074,987	—	70,927,754
Senior Loans	—	312,524	—	—	312,524
U.S. Government & Agency Obligations	—	10,443,014	—	—	10,443,014
U.S. Treasury Obligations	23,019,835	—	—	—	23,019,835
Money Market Funds	—	—	—	75,792,412	75,792,412
Total Investments in Securities	671,781,288	391,333,587	2,484,191	75,792,412	1,141,391,478
Investments in Derivatives
Asset
Futures Contracts	350,456	—	—	—	350,456
Total	672,131,744	391,333,587	2,484,191	75,792,412	1,141,741,934
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,499,993	—	—	1,499,993
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
22	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund (formerly Columbia Variable Portfolio – Select Smaller-Cap Value Fund), March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 2.9%
Wireless Telecommunication Services 2.9%
Telephone & Data Systems, Inc.	83,900	2,578,247
Total Communication Services		2,578,247
Consumer Discretionary 8.7%
Auto Components 3.0%
American Axle & Manufacturing Holdings, Inc.(a)	77,700	1,111,887
Motorcar Parts of America, Inc.(a)	81,700	1,541,679
Total		2,653,566
Hotels, Restaurants & Leisure 2.4%
Texas Roadhouse, Inc.	34,860	2,167,943
Household Durables 3.3%
Lennar Corp., Class A	39,300	1,929,237
William Lyon Homes, Inc., Class A(a)	61,770	949,405
Total		2,878,642
Total Consumer Discretionary		7,700,151
Consumer Staples 2.2%
Food Products 2.2%
Nomad Foods Ltd.(a)	93,600	1,914,120
Total Consumer Staples		1,914,120
Energy 4.6%
Energy Equipment & Services 3.4%
Exterran Corp.(a)	64,500	1,086,825
Patterson-UTI Energy, Inc.	89,810	1,259,136
Tetra Technologies, Inc.(a)	270,000	631,800
Total		2,977,761
Oil, Gas & Consumable Fuels 1.2%
Callon Petroleum Co.(a)	147,700	1,115,135
Total Energy		4,092,896
Financials 20.7%
Banks 2.0%
Opus Bank	88,267	1,747,686
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 9.3%
Hanover Insurance Group, Inc. (The)	22,900	2,614,493
Lincoln National Corp.	44,300	2,600,410
National General Holdings Corp.	128,000	3,037,440
Total		8,252,343
Mortgage Real Estate Investment Trusts (REITS) 3.1%
Ladder Capital Corp., Class A	161,435	2,747,624
Thrifts & Mortgage Finance 6.3%
Axos Financial, Inc.(a)	85,979	2,489,952
Radian Group, Inc.	149,200	3,094,408
Total		5,584,360
Total Financials		18,332,013
Health Care 9.1%
Biotechnology 2.1%
Ligand Pharmaceuticals, Inc.(a)	14,500	1,822,795
Health Care Equipment & Supplies 1.9%
Dentsply Sirona, Inc.	34,900	1,730,691
Health Care Providers & Services 2.9%
WellCare Health Plans, Inc.(a)	9,570	2,581,508
Pharmaceuticals 2.2%
Amneal Pharmaceuticals, Inc.(a)	136,900	1,939,873
Total Health Care		8,074,867
Industrials 14.0%
Aerospace & Defense 2.7%
Cubic Corp.	42,400	2,384,576
Airlines 3.2%
Spirit Airlines, Inc.(a)	54,000	2,854,440
Commercial Services & Supplies 3.9%
Waste Connections, Inc.	39,190	3,471,842
Construction & Engineering 2.3%
Granite Construction, Inc.	46,870	2,022,441
Road & Rail 1.9%
Knight-Swift Transportation Holdings, Inc.	50,340	1,645,111
Total Industrials		12,378,410
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund (formerly Columbia Variable Portfolio – Select Smaller-Cap Value Fund), March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 20.3%
Communications Equipment 5.8%
Extreme Networks, Inc.(a)	263,400	1,972,866
Viavi Solutions, Inc.(a)	252,200	3,122,236
Total		5,095,102
Electronic Equipment, Instruments & Components 1.3%
Belden, Inc.	21,900	1,176,030
IT Services 7.3%
CACI International, Inc., Class A(a)	19,500	3,549,390
EPAM Systems, Inc.(a)	17,348	2,934,067
Total		6,483,457
Semiconductors & Semiconductor Equipment 2.8%
KLA-Tencor Corp.	7,375	880,649
MACOM Technology Solutions Holdings, Inc.(a)	98,000	1,637,580
Total		2,518,229
Technology Hardware, Storage & Peripherals 3.1%
Electronics for Imaging, Inc.(a)	101,500	2,730,350
Total Information Technology		18,003,168
Materials 9.8%
Chemicals 2.8%
Minerals Technologies, Inc.	41,700	2,451,543
Construction Materials 1.6%
Summit Materials, Inc., Class A(a)	89,400	1,418,778
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 2.9%
Owens-Illinois, Inc.	135,080	2,563,819
Metals & Mining 2.5%
Warrior Met Coal, Inc.	73,000	2,219,200
Total Materials		8,653,340
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Gaming and Leisure Properties, Inc.	58,700	2,264,059
Total Real Estate		2,264,059
Utilities 1.8%
Electric Utilities 1.8%
Portland General Electric Co.	31,100	1,612,224
Total Utilities		1,612,224
Total Common Stocks (Cost $69,411,649)		85,603,495

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	2,033,401	2,033,197
Total Money Market Funds (Cost $2,033,197)		2,033,197
Total Investments in Securities (Cost: $71,444,846)		87,636,692
Other Assets & Liabilities, Net		943,619
Net Assets		88,580,311

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	702,682	7,674,101	(6,343,382)	2,033,401	—	—	8,684	2,033,197
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund (formerly Columbia Variable Portfolio – Select Smaller-Cap Value Fund), March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,578,247	—	—	—	2,578,247
Consumer Discretionary	7,700,151	—	—	—	7,700,151
Consumer Staples	1,914,120	—	—	—	1,914,120
Energy	4,092,896	—	—	—	4,092,896
Financials	18,332,013	—	—	—	18,332,013
Health Care	8,074,867	—	—	—	8,074,867
Industrials	12,378,410	—	—	—	12,378,410
Information Technology	18,003,168	—	—	—	18,003,168
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund (formerly Columbia Variable Portfolio – Select Smaller-Cap Value Fund), March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	8,653,340	—	—	—	8,653,340
Real Estate	2,264,059	—	—	—	2,264,059
Utilities	1,612,224	—	—	—	1,612,224
Total Common Stocks	85,603,495	—	—	—	85,603,495
Money Market Funds	—	—	—	2,033,197	2,033,197
Total Investments in Securities	85,603,495	—	—	2,033,197	87,636,692
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.0%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,964,275	10,823,156
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	13,026,660
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,015,685	7,343,399
Total Alternative Strategies Funds (Cost $35,896,305)		31,193,215

Equity Funds 26.1%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	752,773	6,948,094
International 9.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	280,279	5,241,216
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	981,263	13,982,996
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	3,048,567	32,375,784
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	845,216	8,240,857
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,927,249	31,175,198
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(a)	811,213	8,469,067
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	197,830	991,127
Total		100,476,245
U.S. Large Cap 11.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	319,537	7,339,767
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	327,795	17,304,321
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	1,060,242
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	89,076	1,671,056
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	941,595	9,886,743
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	119,465	2,894,625
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	350,156	11,579,674
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	369,247	11,147,570
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	766,504	16,226,887
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	842,870	21,358,317
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	534,629	17,712,273
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	126,147	2,903,910
Total		121,085,385
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	435,754	11,691,291
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	173,048	4,750,173
Total		16,441,464
U.S. Small Cap 2.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	481,696	10,977,849
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	396,797	9,602,489
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,755	5,970,830
Total		26,551,168
Total Equity Funds (Cost $232,150,579)		271,502,356

Fixed-Income Funds 64.6%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	504,585	4,788,509
High Yield 0.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	662,848	4,924,962
Investment Grade 63.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,267,515	211,998,206
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,782,207	17,002,259
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,244,825	22,560,494
Variable Portfolio – Conservative Portfolio | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,095,231	21,999,928
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	5,999,531	66,474,804
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,600,299	70,689,203
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	4,235,302	42,945,957
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	18,827,968	203,906,894
Total		657,577,745
Multisector 0.5%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,153,227	4,866,618
Total Fixed-Income Funds (Cost $664,935,401)		672,157,834

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(c)	46,647,099	46,642,434
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%(a),(c)	15,736,354	15,736,354
Total Money Market Funds (Cost $62,379,319)		62,378,788
Total Investments in Securities (Cost: $995,361,604)		1,037,232,193
Other Assets & Liabilities, Net		3,500,824
Net Assets		1,040,733,017

At March 31, 2019, securities and/or cash totaling $4,057,684 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	81	06/2019	USD	17,260,594	58,065	—
U.S. Treasury 5-Year Note	537	06/2019	USD	62,199,703	463,394	—
U.S. Ultra Treasury Bond	115	06/2019	USD	19,320,000	787,294	—
Total					1,308,753	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(477)	06/2019	EUR	(15,607,440)	—	(257,266)
FTSE 100 Index	(28)	06/2019	GBP	(2,019,220)	—	(64,389)
MSCI Emerging Markets Index	(130)	06/2019	USD	(6,873,100)	—	(126,975)
Russell 2000 E-mini	(194)	06/2019	USD	(14,974,860)	—	(65,222)
S&P 500 E-mini	(57)	06/2019	USD	(8,087,730)	—	(244,386)
S&P/TSX 60 Index	(36)	06/2019	CAD	(6,891,120)	—	(38,505)
SPI 200 Index	(48)	06/2019	AUD	(7,405,200)	30,942	—
TOPIX Index	(9)	06/2019	JPY	(143,280,000)	4,180	—
Total					35,122	(796,743)
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	50,491,501	11,787,287	(15,631,689)	46,647,099	—	(872)	872	281,832	46,642,434
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,017,400	946,875	—	1,964,275	—	—	371,501	—	10,823,156
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	354,602	6,076	(41,141)	319,537	—	273,551	707,557	—	7,339,767
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	342,912	2,617	(17,734)	327,795	—	238,906	1,755,115	—	17,304,321
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,439,410	—	—	1,439,410	—	—	345,458	—	13,026,660
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	39,517	—	—	39,517	—	—	117,761	—	1,060,242
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	494,124	10,461	—	504,585	—	—	237,493	98,958	4,788,509
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	267,766	12,513	—	280,279	—	—	635,938	10,540	5,241,216
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%
	20,800,120	87,235	(5,151,001)	15,736,354	—	—	—	84,599	15,736,354
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	662,848	—	—	662,848	—	—	344,681	—	4,924,962
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	20,919,813	51,028	(703,326)	20,267,515	—	(50,111)	7,849,176	—	211,998,206
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	83,059	6,017	—	89,076	—	—	229,437	—	1,671,056
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,973,710	—	(191,503)	1,782,207	—	(170,042)	654,876	—	17,002,259
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,292,419	27,103	(74,697)	2,244,825	—	(5,863)	1,384,451	—	22,560,494
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	973,933	7,330	—	981,263	—	—	1,471,078	104,016	13,982,996
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	941,595	—	—	941,595	—	—	1,139,330	—	9,886,743
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	114,998	4,467	—	119,465	—	—	279,860	—	2,894,625
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	1,153,227	—	—	1,153,227	—	—	230,646	—	4,866,618
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	481,696	—	—	481,696	—	—	1,445,087	—	10,977,849
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	2,393,602	50,581	(348,952)	2,095,231	—	15,422	573,338	—	21,999,928
Variable Portfolio – Conservative Portfolio | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	6,448,836	48,171	(497,476)	5,999,531	—	(121,206)	2,789,880	—	66,474,804
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	2,995,021	53,546	—	3,048,567	—	—	2,764,756	350,591	32,375,784
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,015,685	—	—	1,015,685	—	—	71,098	—	7,343,399
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	752,773	—	—	752,773	—	—	971,077	—	6,948,094
CTIVP® – DFA International Value Fund, Class 1 Shares
	812,860	32,356	—	845,216	—	—	474,583	103,615	8,240,857
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	2,957,449	55,551	(85,751)	2,927,249	—	74,638	2,433,304	374,824	31,175,198
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	346,746	3,410	—	350,156	—	—	1,593,059	—	11,579,674
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	365,516	3,731	—	369,247	—	—	1,437,454	—	11,147,570
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	761,316	5,188	—	766,504	—	—	1,779,324	—	16,226,887
CTIVP® – MFS® Value Fund, Class 1 Shares
	875,510	4,353	(36,993)	842,870	—	264,850	2,224,446	—	21,358,317
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	531,179	3,450	—	534,629	—	—	2,750,827	—	17,712,273
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	785,780	25,433	—	811,213	—	—	780,201	46,658	8,469,067
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	153,715	4,750	(32,318)	126,147	—	137,390	201,224	—	2,903,910
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	7,201,546	49,697	(650,944)	6,600,299	—	123,451	2,126,560	—	70,689,203
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	431,650	4,104	—	435,754	—	—	1,378,403	—	11,691,291
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	4,413,961	—	(178,659)	4,235,302	—	(46,958)	519,481	—	42,945,957
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	168,841	4,207	—	173,048	—	—	823,258	—	4,750,173
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	197,830	—	—	197,830	—	—	110,784	—	991,127
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	19,185,382	49,126	(406,540)	18,827,968	—	(184,957)	6,056,448	—	203,906,894
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	396,797	—	—	396,797	—	—	1,293,559	—	9,602,489
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	217,755	—	—	217,755	—	—	692,460	—	5,970,830
Total					—	548,199	53,045,841	1,455,633	1,037,232,193

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Variable Portfolio – Conservative Portfolio | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	31,193,215	31,193,215
Equity Funds	—	—	—	271,502,356	271,502,356
Fixed-Income Funds	—	—	—	672,157,834	672,157,834
Money Market Funds	—	—	—	62,378,788	62,378,788
Total Investments in Securities	—	—	—	1,037,232,193	1,037,232,193
Investments in Derivatives
Asset
Futures Contracts	1,343,875	—	—	—	1,343,875
Liability
Futures Contracts	(796,743)	—	—	—	(796,743)
Total	547,132	—	—	1,037,232,193	1,037,779,325
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.8%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	5,880,884	32,403,672
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	31,150,650
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	2,996,972	21,668,109
Total Alternative Strategies Funds (Cost $96,741,348)		85,222,431

Equity Funds 39.6%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,331,471	30,749,479
International 10.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	351,833	6,579,283
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	3,528,012	50,274,165
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	10,854,058	115,270,100
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	1,349,788	13,160,429
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	10,556,601	112,427,805
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(a)	1,286,896	13,435,194
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,049,089	5,255,936
Total		316,402,912
U.S. Large Cap 22.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,403,624	32,241,242
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,291,049	68,154,503
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	1,049,659	28,162,340
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,940,143	36,397,092
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,969,549	41,680,259
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,031	146,138
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,614,893	53,404,500
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,123,511	64,108,791
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	3,653,956	77,354,239
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	4,493,623	113,868,398
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,670,405	88,470,503
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,464,764	79,758,875
Total		683,746,880
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	650,707	17,458,459
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	865,016	23,744,697
Total		41,203,156
U.S. Small Cap 3.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	2,324,789	52,981,929
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,178,629	28,522,832
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,027,619	28,177,312
Total		109,682,073
Total Equity Funds (Cost $859,425,262)		1,181,784,500

Fixed-Income Funds 52.9%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,211,991	11,501,799
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,486,531	11,044,927
Investment Grade 51.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	35,183,199	368,016,265
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,288,502	59,992,309
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	7,304,043	73,405,630
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,627,632	48,590,132
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,680,200	151,576,615
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	17,591,833	188,408,529
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	19,440,972	197,131,460
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	42,266,417	457,745,293
Total		1,544,866,233
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,623,179	11,069,815
Total Fixed-Income Funds (Cost $1,572,972,298)		1,578,482,774

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(c)	116,274,867	116,263,240
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%(a),(c)	14,782,585	14,782,585
Total Money Market Funds (Cost $131,046,574)		131,045,825
Total Investments in Securities (Cost: $2,660,185,482)		2,976,535,530
Other Assets & Liabilities, Net		9,241,635
Net Assets		2,985,777,165

At March 31, 2019, securities and/or cash totaling $10,267,506 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	96	06/2019	GBP	6,923,040	216,706	—
TOPIX Index	140	06/2019	JPY	2,228,800,000	—	(91,656)
U.S. Long Bond	225	06/2019	USD	33,672,656	962,786	—
U.S. Treasury 5-Year Note	600	06/2019	USD	69,496,875	275,422	—
U.S. Ultra Treasury Bond	292	06/2019	USD	49,056,000	1,999,041	—
Total					3,453,955	(91,656)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(220)	06/2019	EUR	(7,198,400)	—	(118,655)
MSCI Emerging Markets Index	(299)	06/2019	USD	(15,808,130)	—	(291,759)
Russell 2000 E-mini	(679)	06/2019	USD	(52,412,010)	—	(270,703)
S&P 500 E-mini	(526)	06/2019	USD	(74,634,140)	—	(2,255,214)
S&P/TSX 60 Index	(53)	06/2019	CAD	(10,145,260)	—	(56,688)
Total					—	(2,993,019)
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	125,332,215	31,626,274	(40,683,622)	116,274,867	—	(859)	859	699,444	116,263,240
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	3,193,384	2,687,500	—	5,880,884	—	—	1,146,141	—	32,403,672
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,525,866	944	(123,186)	1,403,624	—	1,016,675	3,238,575	—	32,241,242
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,378,919	682	(88,552)	1,291,049	—	1,209,556	6,760,615	—	68,154,503
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	3,442,061	—	—	3,442,061	—	—	826,094	—	31,150,650
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	1,119,503	—	(69,844)	1,049,659	—	684,677	2,580,404	—	28,162,340
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	1,186,865	25,126	—	1,211,991	—	—	570,449	237,694	11,501,799
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	349,583	2,250	—	351,833	—	—	812,633	13,262	6,579,283
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%
	29,310,549	92,037	(14,620,001)	14,782,585	—	—	—	87,886	14,782,585
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,484,647	1,884	—	1,486,531	—	—	772,410	—	11,044,927
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	36,408,543	5,345	(1,230,689)	35,183,199	—	(68,225)	13,652,125	—	368,016,265
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,939,367	776	—	1,940,143	—	—	5,159,673	—	36,397,092
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,763,097	4,360	(478,955)	6,288,502	—	(497,657)	2,194,815	—	59,992,309
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	7,676,909	—	(372,866)	7,304,043	—	(14,764)	4,556,140	—	73,405,630
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,501,657	26,355	—	3,528,012	—	—	5,289,083	373,977	50,274,165
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	3,969,549	—	—	3,969,549	—	—	4,803,153	—	41,680,259
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	6,031	—	—	6,031	—	—	14,475	—	146,138
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,619,870	3,309	—	2,623,179	—	—	524,332	—	11,069,815
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	2,323,548	1,241	—	2,324,789	—	—	6,971,697	—	52,981,929
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	5,063,859	—	(436,227)	4,627,632	—	(7,764)	1,301,823	—	48,590,132
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	14,836,147	5,039	(1,160,986)	13,680,200	—	305,233	5,832,167	—	151,576,615
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	10,731,979	122,079	—	10,854,058	—	—	9,880,390	1,248,695	115,270,100
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	2,996,972	—	—	2,996,972	—	—	209,788	—	21,668,109
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	3,331,471	—	—	3,331,471	—	—	4,297,598	—	30,749,479
CTIVP® – DFA International Value Fund, Class 1 Shares
	1,788,278	23,021	(461,511)	1,349,788	—	(403,225)	1,448,397	169,523	13,160,429
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	10,596,858	131,507	(171,764)	10,556,601	—	111,012	8,876,892	1,352,757	112,427,805
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	1,614,449	444	—	1,614,893	—	—	7,379,097	—	53,404,500
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	2,123,027	484	—	2,123,511	—	—	8,302,032	—	64,108,791
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	3,784,541	1,007	(131,592)	3,653,956	—	1,590,043	7,147,347	—	77,354,239
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,603,838	567	(110,782)	4,493,623	—	1,589,491	11,567,429	—	113,868,398
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,670,405	—	—	2,670,405	—	—	13,779,288	—	88,470,503
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	1,718,107	11,366	(442,577)	1,286,896	—	(861,255)	2,433,751	75,796	13,435,194
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,585,868	—	(121,104)	3,464,764	—	1,517,508	6,754,083	—	79,758,875
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	18,443,267	5,203	(856,637)	17,591,833	—	173,905	5,753,491	—	188,408,529
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	650,707	—	—	650,707	—	—	2,069,247	—	17,458,459
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	19,888,309	—	(447,337)	19,440,972	—	(68,347)	2,227,268	—	197,131,460
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	865,016	—	—	865,016	—	—	4,160,728	—	23,744,697
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,049,089	—	—	1,049,089	—	—	587,490	—	5,255,936
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	43,277,738	5,144	(1,016,465)	42,266,417	—	(243,830)	13,470,187	—	457,745,293
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,178,040	589	—	1,178,629	—	—	3,841,067	—	28,522,832
10	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,026,857	762	—	1,027,619	—	—	3,265,902	—	28,177,312
Total					—	6,032,174	184,459,135	4,259,034	2,976,535,530

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	85,222,431	85,222,431
Equity Funds	—	—	—	1,181,784,500	1,181,784,500
Fixed-Income Funds	—	—	—	1,578,482,774	1,578,482,774
Money Market Funds	—	—	—	131,045,825	131,045,825
Total Investments in Securities	—	—	—	2,976,535,530	2,976,535,530
Investments in Derivatives
Asset
Futures Contracts	3,453,955	—	—	—	3,453,955
Liability
Futures Contracts	(3,084,675)	—	—	—	(3,084,675)
Total	369,280	—	—	2,976,535,530	2,976,904,810
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.7%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	34,952,296	192,587,149
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,580	144,769,053
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	17,651,438	127,619,899
Total Alternative Strategies Funds (Cost $533,508,544)		464,976,101

Equity Funds 56.2%

Global Real Estate 1.3%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	25,299,319	233,512,716
International 15.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	7,706,321	144,108,203
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	30,590,778	435,918,576
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	82,853,184	879,900,816
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	17,744,744	173,011,254
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	80,964,412	862,270,990
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(a)	17,089,044	178,409,618
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	7,459,085	37,370,015
Total		2,710,989,472
U.S. Large Cap 33.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	15,652,396	359,535,546
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	14,982,777	790,940,793
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	18,555,588	348,102,832
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	40,637,848	426,697,406
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	3,433,389	83,191,023
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	18,947,237	626,585,145
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	19,783,819	597,273,487
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	12,406,103	262,637,210
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	32,945,864	834,848,186
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	21,298,614	705,623,071
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	31,234,554	719,019,425
Total		5,754,454,124
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,715,416	99,684,619
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,886,022	134,121,305
Total		233,805,924
U.S. Small Cap 4.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	16,597,687	378,261,286
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	7,339,700	177,620,732
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,663,650	182,717,275
Total		738,599,293
Total Equity Funds (Cost $6,758,555,793)		9,671,361,529

Fixed-Income Funds 38.4%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,805,699	64,586,089
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	7,648,730	56,830,063
Investment Grade 37.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	148,659,933	1,554,982,899
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	18,348,856	175,048,088
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	62,457,271	627,695,575
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	29,799,722	312,897,075
Variable Portfolio – Moderate Portfolio | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	61,005,412	675,939,968
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	91,156,839	976,289,747
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	115,981,151	1,176,048,870
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	85,703,477	928,168,658
Total		6,427,070,880
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	13,774,851	58,129,869
Total Fixed-Income Funds (Cost $6,549,204,759)		6,606,616,901

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(c)	370,328,534	370,291,501
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%(a),(c)	29,412,653	29,412,653
Total Money Market Funds (Cost $399,707,601)		399,704,154
Total Investments in Securities (Cost: $14,240,976,697)		17,142,658,685
Other Assets & Liabilities, Net		59,855,545
Net Assets		17,202,514,230

At March 31, 2019, securities and/or cash totaling $67,741,028 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	525	06/2019	GBP	37,860,375	1,185,109	—
TOPIX Index	688	06/2019	JPY	10,952,960,000	—	(450,425)
U.S. Long Bond	1,304	06/2019	USD	195,151,750	5,579,881	—
U.S. Treasury 2-Year Note	1,367	06/2019	USD	291,299,156	979,934	—
U.S. Ultra Treasury Bond	1,123	06/2019	USD	188,664,000	7,688,094	—
Total					15,433,018	(450,425)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(2,130)	06/2019	EUR	(69,693,600)	—	(1,148,796)
MSCI Emerging Markets Index	(4,092)	06/2019	USD	(216,344,040)	—	(3,992,763)
Russell 2000 E-mini	(3,376)	06/2019	USD	(260,593,440)	—	(976,607)
S&P 500 E-mini	(4,091)	06/2019	USD	(580,471,990)	—	(17,540,081)
S&P/TSX 60 Index	(306)	06/2019	CAD	(58,574,520)	—	(327,295)
Total					—	(23,985,542)
14	Variable Portfolio – Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	452,364,702	203,735,489	(285,771,657)	370,328,534	—	(3,769)	3,769	2,301,732	370,291,501
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	19,670,127	15,282,169	—	34,952,296	—	—	6,970,790	—	192,587,149
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,611,022	—	(958,626)	15,652,396	—	8,888,720	37,847,719	—	359,535,546
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	15,396,215	—	(413,438)	14,982,777	—	8,933,054	81,161,678	—	790,940,793
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	15,996,580	—	—	15,996,580	—	—	3,839,180	—	144,769,053
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	6,664,609	141,090	—	6,805,699	—	—	3,203,245	1,334,721	64,586,089
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	7,690,577	15,744	—	7,706,321	—	—	17,846,075	290,473	144,108,203
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%
	112,308,780	238,873	(83,135,000)	29,412,653	—	—	—	221,358	29,412,653
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	7,648,730	—	—	7,648,730	—	—	3,977,339	—	56,830,063
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	152,772,602	—	(4,112,669)	148,659,933	—	(202,822)	57,402,777	—	1,554,982,899
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	18,555,588	—	—	18,555,588	—	—	49,357,864	—	348,102,832
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	19,244,938	—	(896,082)	18,348,856	—	(841,473)	5,729,510	—	175,048,088
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	63,329,415	—	(872,144)	62,457,271	—	(35,545)	38,334,414	—	627,695,575
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	30,362,258	228,520	—	30,590,778	—	—	45,860,720	3,242,689	435,918,576
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	40,637,848	—	—	40,637,848	—	—	49,171,796	—	426,697,406
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	3,963,246	—	(529,857)	3,433,389	—	7,324,408	1,998,427	—	83,191,023
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	13,774,851	—	—	13,774,851	—	—	2,754,970	—	58,129,869
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	16,786,288	—	(188,601)	16,597,687	—	2,061,298	48,215,827	—	378,261,286
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,616,292	—	(816,570)	29,799,722	—	(109,046)	8,234,434	—	312,897,075
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,884,554	—	(3,879,142)	61,005,412	—	(979,004)	28,063,349	—	675,939,968
Variable Portfolio – Moderate Portfolio | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	81,951,409	901,775	—	82,853,184	—	—	75,440,385	9,531,768	879,900,816
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	17,651,438	—	—	17,651,438	—	—	1,235,600	—	127,619,899
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	25,299,319	—	—	25,299,319	—	—	32,636,122	—	233,512,716
CTIVP® – DFA International Value Fund, Class 1 Shares
	19,673,680	226,607	(2,155,543)	17,744,744	—	(2,284,533)	13,772,498	2,198,084	173,011,254
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	80,788,255	978,431	(802,274)	80,964,412	—	530,577	68,077,120	10,371,368	862,270,990
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	18,947,237	—	—	18,947,237	—	—	86,588,875	—	626,585,145
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	19,783,819	—	—	19,783,819	—	—	77,354,732	—	597,273,487
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	13,429,937	—	(1,023,834)	12,406,103	—	12,271,566	18,428,063	—	262,637,210
CTIVP® – MFS® Value Fund, Class 1 Shares
	34,669,580	—	(1,723,716)	32,945,864	—	26,375,641	71,958,661	—	834,848,186
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	21,298,614	—	—	21,298,614	—	—	109,900,847	—	705,623,071
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	19,060,300	95,933	(2,067,189)	17,089,044	—	(5,352,976)	23,541,692	992,903	178,409,618
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,119,551	—	(1,884,997)	31,234,554	—	24,596,706	51,344,090	—	719,019,425
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	95,164,599	—	(4,007,760)	91,156,839	—	(249,867)	30,895,954	—	976,289,747
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,715,416	—	—	3,715,416	—	—	11,815,023	—	99,684,619
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	117,236,717	—	(1,255,566)	115,981,151	—	(353,681)	13,167,748	—	1,176,048,870
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,886,022	—	—	4,886,022	—	—	23,501,766	—	134,121,305
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	7,459,085	—	—	7,459,085	—	—	4,177,087	—	37,370,015
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	89,666,554	—	(3,963,077)	85,703,477	—	1,038,784	26,002,609	—	928,168,658
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,339,700	—	—	7,339,700	—	—	23,927,421	—	177,620,732
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,663,650	—	—	6,663,650	—	—	21,190,406	—	182,717,275
Total					—	81,608,038	1,274,930,582	30,485,096	17,142,658,685

16	Variable Portfolio – Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Moderate Portfolio | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	464,976,101	464,976,101
Equity Funds	—	—	—	9,671,361,529	9,671,361,529
Fixed-Income Funds	—	—	—	6,606,616,901	6,606,616,901
Money Market Funds	—	—	—	399,704,154	399,704,154
Total Investments in Securities	—	—	—	17,142,658,685	17,142,658,685
Investments in Derivatives
Asset
Futures Contracts	15,433,018	—	—	—	15,433,018
Liability
Futures Contracts	(24,435,967)	—	—	—	(24,435,967)
Total	(9,002,949)	—	—	17,142,658,685	17,133,655,736
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
18	Variable Portfolio – Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.0%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	21,312,294	117,430,738
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,252,309	56,583,395
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	8,951,926	64,722,426
Total Alternative Strategies Funds (Cost $274,018,415)		238,736,559

Equity Funds 68.3%

Global Real Estate 1.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	15,496,798	143,035,449
International 18.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,119,568	39,635,929
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	15,837,166	225,679,615
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	46,058,200	489,138,081
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	12,806,246	124,860,895
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	45,547,761	485,083,657
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(a)	11,644,115	121,564,562
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	4,843,520	24,266,034
Total		1,510,228,773
U.S. Large Cap 40.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,813,546	202,447,160
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	8,980,637	474,087,824
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,567,312	179,482,769
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	25,628,915	269,103,602
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	10,953,394	265,400,745
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	10,030,531	331,709,652
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,802,132	326,116,360
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	12,000,663	254,054,035
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	6,181,148	156,630,285
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	11,396,253	377,557,874
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	19,197,841	441,934,300
Total		3,278,524,606
U.S. Mid Cap 2.3%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,069,266	82,348,412
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,733,473	102,483,830
Total		184,832,242
U.S. Small Cap 4.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	6,585,426	150,081,855
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	4,704,313	113,844,377
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,265,985	116,973,315
Total		380,899,547
Total Equity Funds (Cost $3,957,066,704)		5,497,520,617

Fixed-Income Funds 24.2%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,350,003	22,301,531
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,501,299	18,584,651
Investment Grade 23.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	50,405,999	527,246,753
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	10,641,944	101,524,147
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,326,649	103,782,822
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,349,689	98,171,733
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	16,865,786	186,872,907
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,793,685	244,120,361
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	24,663,759	250,090,520
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	35,392,971	383,305,879
Total		1,895,115,122
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,991,319	12,623,368
Total Fixed-Income Funds (Cost $1,936,606,816)		1,948,624,672

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(c)	295,954,217	295,924,621
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%(a),(c)	40,962,196	40,962,196
Total Money Market Funds (Cost $336,888,929)		336,886,817
Total Investments in Securities (Cost: $6,504,580,864)		8,021,768,665
Other Assets & Liabilities, Net		20,754,539
Net Assets		8,042,523,204

At March 31, 2019, securities and/or cash totaling $22,893,198 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	343	06/2019	GBP	24,735,445	774,271	—
TOPIX Index	388	06/2019	JPY	6,176,960,000	—	(254,019)
U.S. Long Bond	632	06/2019	USD	94,582,750	2,704,360	—
U.S. Ultra Treasury Bond	736	06/2019	USD	123,648,000	5,038,680	—
Total					8,517,311	(254,019)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(549)	06/2019	EUR	(17,963,280)	—	(296,098)
MSCI Emerging Markets Index	(1,646)	06/2019	USD	(87,024,020)	—	(1,588,678)
Russell 2000 E-mini	(1,135)	06/2019	USD	(87,610,650)	—	(371,993)
S&P 500 E-mini	(883)	06/2019	USD	(125,288,870)	—	(3,785,845)
S&P/TSX 60 Index	(89)	06/2019	CAD	(17,036,380)	—	(95,194)
Total					—	(6,137,808)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	310,090,440	76,075,920	(90,212,143)	295,954,217	—	(1,921)	1,920	1,761,364	295,924,621
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	14,127,734	7,184,560	—	21,312,294	—	—	4,741,240	—	117,430,738
20	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	9,951,789	—	(1,138,243)	8,813,546	—	10,407,939	16,961,747	—	202,447,160
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	9,471,565	—	(490,928)	8,980,637	—	10,618,379	44,301,235	—	474,087,824
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	6,252,309	—	—	6,252,309	—	—	1,500,554	—	56,583,395
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	2,301,285	48,718	—	2,350,003	—	—	1,106,078	460,878	22,301,531
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	2,464,411	4,366	(349,209)	2,119,568	—	506,555	4,920,132	80,558	39,635,929
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%
	79,792,637	253,559	(39,084,000)	40,962,196	—	—	—	242,301	40,962,196
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,501,299	—	—	2,501,299	—	—	1,300,676	—	18,584,651
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	52,840,924	—	(2,434,925)	50,405,999	—	245,695	19,318,028	—	527,246,753
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,567,312	—	—	9,567,312	—	—	25,449,049	—	179,482,769
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	10,973,587	—	(331,643)	10,641,944	—	(313,317)	3,121,763	—	101,524,147
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	10,649,502	—	(322,853)	10,326,649	—	(122,258)	6,492,968	—	103,782,822
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	16,166,290	118,479	(447,603)	15,837,166	—	504,574	23,773,658	1,681,220	225,679,615
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	25,628,915	—	—	25,628,915	—	—	31,010,986	—	269,103,602
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	11,608,494	—	(655,100)	10,953,394	—	3,450,384	24,132,869	—	265,400,745
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,991,319	—	—	2,991,319	—	—	598,264	—	12,623,368
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,865,603	—	(280,177)	6,585,426	—	716,083	19,733,863	—	150,081,855
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,349,689	—	—	9,349,689	—	—	2,524,416	—	98,171,733
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	18,875,564	—	(2,009,778)	16,865,786	—	(488,250)	8,170,705	—	186,872,907
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	47,054,975	502,141	(1,498,916)	46,058,200	—	(2,116,533)	45,109,657	5,307,628	489,138,081
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	8,951,926	—	—	8,951,926	—	—	626,635	—	64,722,426
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	15,496,798	—	—	15,496,798	—	—	19,990,870	—	143,035,449
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – DFA International Value Fund, Class 1 Shares
	13,601,418	162,720	(957,892)	12,806,246	—	(750,180)	8,665,243	1,578,387	124,860,895
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	46,483,068	550,966	(1,486,273)	45,547,761	—	1,476,345	37,828,943	5,840,236	485,083,657
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	10,030,531	—	—	10,030,531	—	—	45,839,526	—	331,709,652
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,802,132	—	—	10,802,132	—	—	42,236,335	—	326,116,360
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	12,608,475	—	(607,812)	12,000,663	—	7,298,189	21,688,930	—	254,054,035
CTIVP® – MFS® Value Fund, Class 1 Shares
	7,716,617	—	(1,535,469)	6,181,148	—	20,102,261	643,036	—	156,630,285
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	11,396,253	—	—	11,396,253	—	—	58,804,667	—	377,557,874
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	13,111,466	65,238	(1,532,589)	11,644,115	—	(3,874,718)	16,325,520	675,218	121,564,562
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	20,875,598	—	(1,677,757)	19,197,841	—	21,666,695	25,781,706	—	441,934,300
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	23,980,010	—	(1,186,325)	22,793,685	—	320,823	7,363,776	—	244,120,361
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,069,266	—	—	3,069,266	—	—	9,760,266	—	82,348,412
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	24,663,759	—	—	24,663,759	—	—	2,713,014	—	250,090,520
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,733,473	—	—	3,733,473	—	—	17,958,005	—	102,483,830
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	4,843,520	—	—	4,843,520	—	—	2,712,371	—	24,266,034
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	36,859,306	—	(1,466,335)	35,392,971	—	(606,915)	11,748,823	—	383,305,879
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,770,818	—	(66,505)	4,704,313	—	919,839	14,583,195	—	113,844,377
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,323,660	—	(57,675)	4,265,985	—	629,796	13,097,597	—	116,973,315
Total					—	70,589,465	642,638,266	17,627,790	8,021,768,665

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
22	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2019 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	238,736,559	238,736,559
Equity Funds	—	—	—	5,497,520,617	5,497,520,617
Fixed-Income Funds	—	—	—	1,948,624,672	1,948,624,672
Money Market Funds	—	—	—	336,886,817	336,886,817
Total Investments in Securities	—	—	—	8,021,768,665	8,021,768,665
Investments in Derivatives
Asset
Futures Contracts	8,517,311	—	—	—	8,517,311
Liability
Futures Contracts	(6,391,827)	—	—	—	(6,391,827)
Total	2,125,484	—	—	8,021,768,665	8,023,894,149
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
24	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.6%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	7,678,123	42,306,459
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,265,930	11,456,668
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,853,038	13,397,465
Total Alternative Strategies Funds (Cost $75,311,476)		67,160,592

Equity Funds 81.7%

Global Real Estate 2.1%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,813,314	53,656,889
International 21.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,242,409	23,233,041
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	3,759,241	53,569,188
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	17,361,087	184,374,745
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	4,277,149	41,702,200
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	17,166,620	182,824,498
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(a)	4,035,584	42,131,496
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,748,636	8,760,664
Total		536,595,832
U.S. Large Cap 49.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,452,952	79,314,279
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,251,803	171,662,651
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,037,168	132,017,281
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	8,900,768	93,458,069
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,256,785	151,601,906
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,487,623	115,335,715
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	3,676,538	110,994,681
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	3,943,915	83,492,672
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,680,816	67,931,870
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,061,289	134,550,520
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,874,445	135,229,733
Total		1,275,589,377
U.S. Mid Cap 2.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,047,656	28,108,616
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,320,592	36,250,257
Total		64,358,873
U.S. Small Cap 6.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	3,377,679	76,977,297
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,769,860	42,830,622
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,547,293	42,426,783
Total		162,234,702
Total Equity Funds (Cost $1,558,418,642)		2,092,435,673

Exchange-Traded Funds 0.6%

iShares MSCI EAFE ETF	249,311	16,170,311
Total Exchange-Traded Funds (Cost $14,628,597)		16,170,311

Fixed-Income Funds 11.1%

Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	512,783	4,866,308
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,267	46,565
Investment Grade 10.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	5,727,631	59,911,018
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,673,666	36,920,347
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,288,815	25,360,070
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	3,983,746	42,665,923
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	5,351,602	54,265,247
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,202,218	56,340,018
Total		275,462,623
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	654,201	2,760,728
Total Fixed-Income Funds (Cost $281,279,737)		283,136,224

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(c)	76,624,297	76,616,634
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%(a),(c)	18,811,996	18,811,996
Total Money Market Funds (Cost $95,428,930)		95,428,630
Total Investments in Securities (Cost: $2,025,067,382)		2,554,331,430
Other Assets & Liabilities, Net		8,307,939
Net Assets		2,562,639,369

At March 31, 2019, securities and/or cash totaling $8,716,110 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	257	06/2019	EUR	8,409,040	137,681	—
FTSE 100 Index	292	06/2019	GBP	21,057,580	659,146	—
TOPIX Index	216	06/2019	JPY	3,438,720,000	—	(141,412)
U.S. Ultra Treasury Bond	202	06/2019	USD	33,936,000	1,382,899	—
Total					2,179,726	(141,412)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(708)	06/2019	USD	(37,431,960)	—	(690,477)
Russell 2000 E-mini	(592)	06/2019	USD	(45,696,480)	—	(394,802)
S&P 500 E-mini	(213)	06/2019	USD	(30,222,570)	—	(913,233)
Total					—	(1,998,512)
26	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	80,672,117	22,588,166	(26,635,986)	76,624,297	—	(777)	777	453,371	76,616,634
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	5,423,895	2,254,228	—	7,678,123	—	—	1,784,965	—	42,306,459
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	3,701,864	800	(249,712)	3,452,952	—	2,300,879	8,085,750	—	79,314,279
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	3,374,592	391	(123,180)	3,251,803	—	2,403,307	17,287,380	—	171,662,651
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,263,244	2,686	—	1,265,930	—	—	303,389	—	11,456,668
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	502,152	10,631	—	512,783	—	—	241,352	100,566	4,866,308
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,239,591	2,818	—	1,242,409	—	—	2,876,891	46,830	23,233,041
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 2.068%
	30,964,414	110,582	(12,263,000)	18,811,996	—	—	—	106,386	18,811,996
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	6,267	—	—	6,267	—	—	3,258	—	46,565
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	6,110,301	—	(382,670)	5,727,631	—	(19,131)	2,264,514	—	59,911,018
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	7,036,322	846	—	7,037,168	—	—	18,718,028	—	132,017,281
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	3,673,666	—	—	3,673,666	—	—	2,240,936	—	36,920,347
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,843,093	28,502	(112,354)	3,759,241	—	131,226	5,643,236	399,380	53,569,188
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	8,900,768	—	—	8,900,768	—	—	10,769,930	—	93,458,069
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	6,585,056	726	(328,997)	6,256,785	—	4,545,983	11,139,683	—	151,601,906
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	654,201	—	—	654,201	—	—	130,840	—	2,760,728
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	3,447,782	225	(70,328)	3,377,679	—	424,837	9,886,511	—	76,977,297
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	2,649,764	—	(360,949)	2,288,815	—	(47,848)	1,114,132	—	25,360,070
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	17,697,100	191,051	(527,064)	17,361,087	—	(734,077)	16,924,918	2,001,839	184,374,745
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,853,038	—	—	1,853,038	—	—	129,712	—	13,397,465
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	5,813,314	—	—	5,813,314	—	—	7,499,175	—	53,656,889
CTIVP® – DFA International Value Fund, Class 1 Shares
	4,622,948	55,772	(401,571)	4,277,149	—	(908,712)	3,603,763	528,867	41,702,200
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	17,480,015	209,422	(522,817)	17,166,620	—	(60,863)	14,858,559	2,202,464	182,824,498
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	3,487,143	480	—	3,487,623	—	—	15,937,671	—	115,335,715
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	3,676,363	175	—	3,676,538	—	—	14,375,035	—	110,994,681
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	4,133,941	606	(190,632)	3,943,915	—	1,932,444	7,590,933	—	83,492,672
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,129,501	514	(449,199)	2,680,816	—	5,840,341	2,784,236	—	67,931,870
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	4,060,966	323	—	4,061,289	—	—	20,955,657	—	134,550,520
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	4,473,299	24,115	(461,830)	4,035,584	—	(1,407,805)	5,684,444	234,429	42,131,496
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	6,364,994	780	(491,329)	5,874,445	—	6,193,081	8,321,424	—	135,229,733
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	4,058,330	—	(74,584)	3,983,746	—	20,366	1,305,331	—	42,665,923
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	1,047,608	48	—	1,047,656	—	—	3,331,482	—	28,108,616
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	5,351,602	—	—	5,351,602	—	—	588,676	—	54,265,247
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,320,542	50	—	1,320,592	—	—	6,351,979	—	36,250,257
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,748,636	—	—	1,748,636	—	—	979,236	—	8,760,664
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,275,972	—	(73,754)	5,202,218	—	(8,352)	1,630,388	—	56,340,018
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,786,495	53	(16,688)	1,769,860	—	175,007	5,637,824	—	42,830,622
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,561,728	46	(14,481)	1,547,293	—	208,664	4,753,248	—	42,426,783
Total					—	20,988,570	235,735,263	6,074,132	2,538,161,119

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
28	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2019 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	67,160,592	67,160,592
Equity Funds	—	—	—	2,092,435,673	2,092,435,673
Exchange-Traded Funds	16,170,311	—	—	—	16,170,311
Fixed-Income Funds	—	—	—	283,136,224	283,136,224
Money Market Funds	—	—	—	95,428,630	95,428,630
Total Investments in Securities	16,170,311	—	—	2,538,161,119	2,554,331,430
Investments in Derivatives
Asset
Futures Contracts	2,179,726	—	—	—	2,179,726
Liability
Futures Contracts	(2,139,924)	—	—	—	(2,139,924)
Total	16,210,113	—	—	2,538,161,119	2,554,371,232
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
30	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 9.3%
Entertainment 1.4%
Electronic Arts, Inc.(a)	163,599	16,626,566
Interactive Media & Services 4.7%
Alphabet, Inc., Class C(a)	48,879	57,350,220
Media 1.8%
Discovery, Inc., Class A(a)	518,419	14,007,681
DISH Network Corp., Class A(a)	246,311	7,805,596
Total		21,813,277
Wireless Telecommunication Services 1.4%
T-Mobile U.S.A., Inc.(a)	240,468	16,616,339
Total Communication Services		112,406,402
Consumer Discretionary 9.6%
Automobiles 1.4%
General Motors Co.	462,415	17,155,597
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	27,357	48,715,978
Specialty Retail 2.6%
Home Depot, Inc. (The)	161,326	30,956,846
Textiles, Apparel & Luxury Goods 1.6%
Canada Goose Holdings, Inc.(a)	110,802	5,320,712
Capri Holdings Ltd.(a)	141,114	6,455,965
Tapestry, Inc.	241,077	7,832,592
Total		19,609,269
Total Consumer Discretionary		116,437,690
Consumer Staples 6.0%
Beverages 2.0%
PepsiCo, Inc.	192,353	23,572,860
Food Products 1.8%
Mondelez International, Inc., Class A	439,767	21,953,169
Tobacco 2.2%
Philip Morris International, Inc.	299,756	26,495,433
Total Consumer Staples		72,021,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.5%
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc.	108,140	6,008,258
Oil, Gas & Consumable Fuels 5.0%
Cimarex Energy Co.	102,739	7,181,456
EOG Resources, Inc.	168,598	16,047,158
Suncor Energy, Inc.	551,692	17,891,372
Valero Energy Corp.	235,569	19,983,318
Total		61,103,304
Total Energy		67,111,562
Financials 13.6%
Banks 7.4%
Bank of America Corp.	1,226,878	33,849,564
Citigroup, Inc.	333,908	20,775,756
JPMorgan Chase & Co.	285,455	28,896,609
Popular, Inc.	119,980	6,254,557
Total		89,776,486
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B(a)	179,547	36,069,197
Insurance 3.2%
Allstate Corp. (The)	211,095	19,880,927
Prudential Financial, Inc.	197,293	18,127,281
Total		38,008,208
Total Financials		163,853,891
Health Care 13.4%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.(a)	88,578	11,973,974
BioMarin Pharmaceutical, Inc.(a)	90,648	8,052,262
Exact Sciences Corp.(a)	50,841	4,403,847
Vertex Pharmaceuticals, Inc.(a)	45,999	8,461,516
Total		32,891,599
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	294,660	23,958,805
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	184,635	14,840,961
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 7.5%
Allergan PLC	81,483	11,929,926
Bristol-Myers Squibb Co.	216,664	10,337,039
Johnson & Johnson	267,130	37,342,103
Pfizer, Inc.	729,565	30,984,626
Total		90,593,694
Total Health Care		162,285,059
Industrials 9.2%
Aerospace & Defense 3.4%
L3 Technologies, Inc.	103,790	21,419,143
Northrop Grumman Corp.	72,397	19,518,231
Total		40,937,374
Airlines 1.7%
Delta Air Lines, Inc.	393,542	20,326,444
Machinery 1.2%
Ingersoll-Rand PLC	130,544	14,092,225
Road & Rail 2.9%
Norfolk Southern Corp.	89,698	16,763,659
Union Pacific Corp.	111,996	18,725,731
Total		35,489,390
Total Industrials		110,845,433
Information Technology 19.8%
Communications Equipment 2.3%
Cisco Systems, Inc.	517,925	27,962,771
IT Services 3.7%
International Business Machines Corp.	142,071	20,046,218
MasterCard, Inc., Class A	106,558	25,089,081
Total		45,135,299
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	85,474	25,702,886
NVIDIA Corp.	71,196	12,783,954
NXP Semiconductors NV	126,751	11,203,521
Total		49,690,361
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.7%
Adobe, Inc.(a)	74,707	19,908,668
Microsoft Corp.	493,805	58,239,362
Palo Alto Networks, Inc.(a)	58,283	14,155,775
Total		92,303,805
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	129,409	24,581,240
Total Information Technology		239,673,476
Materials 3.3%
Chemicals 2.8%
DowDuPont, Inc.	376,622	20,077,719
Eastman Chemical Co.	176,549	13,396,538
Total		33,474,257
Metals & Mining 0.5%
Steel Dynamics, Inc.	172,099	6,069,932
Total Materials		39,544,189
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 4.0%
American Tower Corp.	95,396	18,798,736
Equity LifeStyle Properties, Inc.	133,307	15,236,990
Host Hotels & Resorts, Inc.	740,164	13,989,099
Total		48,024,825
Total Real Estate		48,024,825
Utilities 3.9%
Electric Utilities 2.7%
American Electric Power Co., Inc.	184,801	15,477,084
Xcel Energy, Inc.	312,706	17,577,204
Total		33,054,288
Multi-Utilities 1.2%
Ameren Corp.	193,089	14,201,696
Total Utilities		47,255,984
Total Common Stocks (Cost $1,131,719,745)		1,179,459,973

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2019 (Unaudited)
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	27,584,110	27,581,352
Total Money Market Funds (Cost $27,581,352)		27,581,352
Total Investments in Securities (Cost: $1,159,301,097)		1,207,041,325
Other Assets & Liabilities, Net		692,168
Net Assets		1,207,733,493
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	5,863,144	64,211,536	(42,490,570)	27,584,110	—	—	137,333	27,581,352
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	112,406,402	—	—	—	112,406,402
Consumer Discretionary	116,437,690	—	—	—	116,437,690
Consumer Staples	72,021,462	—	—	—	72,021,462
Energy	67,111,562	—	—	—	67,111,562
Financials	163,853,891	—	—	—	163,853,891
Health Care	162,285,059	—	—	—	162,285,059
Industrials	110,845,433	—	—	—	110,845,433
Information Technology	239,673,476	—	—	—	239,673,476
Materials	39,544,189	—	—	—	39,544,189
Real Estate	48,024,825	—	—	—	48,024,825
Utilities	47,255,984	—	—	—	47,255,984
Total Common Stocks	1,179,459,973	—	—	—	1,179,459,973
Money Market Funds	—	—	—	27,581,352	27,581,352
Total Investments in Securities	1,179,459,973	—	—	27,581,352	1,207,041,325
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Northrop Grumman Corp.
01/15/2028	3.250%	195,000	191,697
10/15/2047	4.030%	295,000	291,020
Total			482,717
Automotive 0.0%
Ford Motor Co.
12/08/2046	5.291%	361,000	302,638
Banking 0.1%
Bank of America Corp.(a)
12/20/2028	3.419%	110,000	107,661
02/07/2030	3.974%	650,000	662,619
Capital One Financial Corp.
01/31/2028	3.800%	425,000	419,301
Citigroup, Inc.
07/23/2048	4.650%	380,000	407,930
Goldman Sachs Group, Inc. (The)(a)
04/23/2039	4.411%	105,000	104,878
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	560,000	592,859
JPMorgan Chase & Co.(a)
01/23/2049	3.897%	785,000	759,740
Morgan Stanley(a)
01/23/2030	4.431%	450,000	474,345
Wells Fargo & Co.
01/24/2029	4.150%	280,000	292,633
Subordinated
11/04/2044	4.650%	460,000	472,604
Total			4,294,570
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	345,000	343,744
Comcast Corp.
08/15/2047	4.000%	148,000	144,378
10/15/2048	4.700%	89,000	96,618
11/01/2052	4.049%	329,000	318,507
NBCUniversal Media LLC
01/15/2043	4.450%	314,000	325,419
Time Warner Cable LLC
09/15/2042	4.500%	270,000	236,774
Total			1,465,440
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Dow Chemical Co. (The)
11/15/2042	4.375%	210,000	200,336
DowDuPont, Inc.
11/15/2048	5.419%	125,000	140,994
LYB International Finance BV
03/15/2044	4.875%	175,000	171,795
Total			513,125
Diversified Manufacturing 0.0%
3M Co.
10/15/2047	3.625%	90,000	88,680
United Technologies Corp.
11/16/2028	4.125%	205,000	213,163
06/01/2042	4.500%	95,000	98,061
11/16/2048	4.625%	160,000	169,572
Total			569,476
Electric 0.1%
Appalachian Power Co.
05/15/2044	4.400%	250,000	256,163
CMS Energy Corp.
03/01/2024	3.875%	250,000	256,175
02/15/2027	2.950%	235,000	224,472
03/31/2043	4.700%	195,000	204,233
03/01/2044	4.875%	115,000	126,686
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	278,000	269,249
DTE Energy Co.
10/01/2026	2.850%	920,000	875,395
Duke Energy Corp.
09/01/2046	3.750%	950,000	888,952
Emera U.S. Finance LP
06/15/2046	4.750%	384,000	398,249
FirstEnergy Corp.
07/15/2047	4.850%	65,000	69,525
Indiana Michigan Power Co.
07/01/2047	3.750%	210,000	199,821
Mississippi Power Co.
03/30/2028	3.950%	234,000	236,498
Northern States Power Co.
05/15/2044	4.125%	115,000	120,454
PPL Capital Funding, Inc.
05/15/2026	3.100%	235,000	225,611
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
10/01/2043	4.650%	170,000	173,120
03/01/2048	4.125%	110,000	104,987
Southern Co. (The)
07/01/2046	4.400%	515,000	517,838
WEC Energy Group, Inc.
06/15/2025	3.550%	85,000	86,688
Xcel Energy, Inc.
12/01/2026	3.350%	395,000	395,264
09/15/2041	4.800%	140,000	151,249
Total			5,780,629
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,120,000	1,037,390
Food and Beverage 0.1%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	1,185,000	1,317,253
Bacardi Ltd.(b)
05/15/2038	5.150%	481,000	460,690
Conagra Brands, Inc.
11/01/2048	5.400%	310,000	311,251
Kraft Heinz Foods Co.
06/01/2046	4.375%	747,000	646,340
Mars, Inc.(b)
04/01/2059	4.200%	165,000	168,786
Molson Coors Brewing Co.
07/15/2046	4.200%	36,000	31,961
PepsiCo, Inc.
10/06/2046	3.450%	95,000	91,629
Sysco Corp.
04/01/2046	4.500%	65,000	66,099
03/15/2048	4.450%	30,000	30,444
Tyson Foods, Inc.
06/02/2047	4.550%	100,000	94,465
09/28/2048	5.100%	75,000	76,340
Total			3,295,258
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	165,000	190,843
Becton Dickinson and Co.
06/06/2027	3.700%	320,000	318,763
12/15/2044	4.685%	160,000	164,744
Cardinal Health, Inc.
06/15/2047	4.368%	275,000	242,483
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	734,000	739,203
Halfmoon Parent, Inc.(b)
12/15/2048	4.900%	411,000	424,323
McKesson Corp.
05/30/2029	4.750%	110,000	115,220
Medtronic, Inc.
03/15/2045	4.625%	44,000	50,239
Total			2,245,818
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	89,000	77,019
Anthem, Inc.
08/15/2044	4.650%	135,000	139,928
UnitedHealth Group, Inc.
04/15/2047	4.250%	45,000	47,098
10/15/2047	3.750%	410,000	398,597
Total			662,642
Independent Energy 0.0%
Apache Corp.
04/15/2043	4.750%	135,000	126,956
Canadian Natural Resources Ltd.
06/01/2047	4.950%	195,000	211,706
ConocoPhillips Co.
11/15/2044	4.300%	220,000	234,484
Hess Corp.
02/15/2041	5.600%	200,000	202,505
Noble Energy, Inc.
11/15/2043	5.250%	185,000	188,589
Woodside Finance Ltd.(b)
03/04/2029	4.500%	110,000	112,142
Total			1,076,382
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	133,000	117,547
09/15/2043	5.200%	42,000	39,531
Shell International Finance BV
05/11/2045	4.375%	320,000	349,440
Total			506,518
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	143,596
Brighthouse Financial, Inc.
06/22/2047	4.700%	33,000	26,392

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	320,000	340,018
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	170,000	180,820
MetLife, Inc.
03/01/2045	4.050%	290,000	289,011
Prudential Financial, Inc.
05/15/2044	4.600%	325,000	346,872
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	190,000	212,541
05/15/2047	4.270%	132,000	135,703
Voya Financial, Inc.
06/15/2046	4.800%	255,000	263,807
Total			1,938,760
Media and Entertainment 0.0%
Discovery Communications LLC
09/20/2047	5.200%	155,000	150,713
Fox Corp.(b)
01/25/2039	5.476%	165,000	182,483
Walt Disney Co. (The)(b)
09/15/2044	4.750%	302,000	347,165
Warner Media LLC
12/15/2043	5.350%	185,000	195,462
Total			875,823
Midstream 0.0%
Enterprise Products Operating LLC
02/15/2045	5.100%	203,000	222,194
02/15/2048	4.250%	252,000	245,807
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	97,116
03/01/2043	5.000%	430,000	430,840
Kinder Morgan, Inc.
02/15/2046	5.050%	196,000	200,680
MPLX LP
04/15/2048	4.700%	305,000	291,285
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	394,000	365,886
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	247,000	246,641
Western Gas Partners LP
08/15/2048	5.500%	265,000	258,215
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
09/15/2045	5.100%	496,000	509,687
Total			2,868,351
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	138,000	151,809
05/15/2047	4.375%	390,000	394,177
Sempra Energy
06/15/2024	3.550%	90,000	90,045
06/15/2027	3.250%	95,000	90,835
02/01/2028	3.400%	130,000	125,316
Total			852,182
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	122,356
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	120,000	110,815
11/14/2048	4.875%	405,000	397,823
Allergan Funding SCS
06/15/2044	4.850%	160,000	159,051
Amgen, Inc.
06/15/2051	4.663%	415,000	417,397
Celgene Corp.
02/20/2048	4.550%	140,000	142,074
Gilead Sciences, Inc.
03/01/2047	4.150%	275,000	264,973
Johnson & Johnson
01/15/2038	3.400%	190,000	186,813
01/15/2048	3.500%	130,000	127,499
Mylan NV
06/15/2046	5.250%	35,000	31,722
Pfizer, Inc.
03/15/2049	4.000%	190,000	196,344
Total			2,034,511
Property & Casualty 0.0%
Liberty Mutual Group, Inc.(b)
08/01/2044	4.850%	180,000	183,805
Travelers Companies, Inc. (The)
05/30/2047	4.000%	155,000	157,966
Total			341,771
Railroads 0.0%
Canadian National Railway Co.
02/03/2048	3.650%	65,000	65,314

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSX Corp.
11/15/2048	4.750%	70,000	75,677
03/15/2049	4.500%	73,000	76,492
05/01/2050	3.950%	375,000	354,439
Norfolk Southern Corp.
08/15/2052	4.050%	110,000	107,216
Union Pacific Corp.
10/01/2051	3.799%	305,000	286,196
09/10/2058	4.800%	80,000	87,156
Total			1,052,490
Restaurants 0.0%
McDonald’s Corp.
09/01/2048	4.450%	361,000	370,596
Retailers 0.0%
Home Depot, Inc. (The)
06/15/2047	3.900%	135,000	136,511
Lowe’s Companies, Inc.
05/03/2047	4.050%	285,000	267,957
Target Corp.
04/15/2046	3.625%	150,000	141,897
11/15/2047	3.900%	40,000	39,603
Walmart, Inc.
12/15/2047	3.625%	260,000	256,928
Total			842,896
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	212,000	192,352
01/15/2048	4.650%	110,000	102,393
01/15/2049	5.400%	65,000	67,321
Total			362,066
Technology 0.0%
Apple, Inc.
02/09/2045	3.450%	486,000	462,663
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	330,000	315,287
01/15/2028	3.500%	85,000	78,399
Intel Corp.
05/11/2047	4.100%	170,000	179,919
International Business Machines Corp.
02/19/2046	4.700%	100,000	109,159
Microsoft Corp.
08/08/2046	3.700%	429,000	439,175
Oracle Corp.
07/15/2046	4.000%	385,000	386,935
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QUALCOMM, Inc.
05/20/2047	4.300%	90,000	85,736
Total			2,057,273
Tobacco 0.0%
Altria Group, Inc.
02/14/2039	5.800%	225,000	238,439
BAT Capital Corp.
08/15/2047	4.540%	190,000	166,186
Total			404,625
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	210,000	198,438
FedEx Corp.
04/01/2046	4.550%	535,000	515,036
United Parcel Service, Inc.
03/15/2049	4.250%	275,000	284,479
Total			997,953
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	73,836
Vodafone Group PLC
02/19/2043	4.375%	25,000	22,447
05/30/2048	5.250%	145,000	144,718
Total			241,001
Wirelines 0.0%
AT&T, Inc.
03/01/2029	4.350%	74,000	75,583
03/01/2039	4.850%	480,000	482,827
06/15/2045	4.350%	829,000	763,618
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	145,598
Verizon Communications, Inc.
03/15/2055	4.672%	922,000	940,045
Total			2,407,671
Total Corporate Bonds & Notes (Cost $39,399,580)			40,002,928

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Equity Funds 47.8%
	Shares	Value ($)
International 11.8%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(c)	59,828,878	635,382,683
CTIVP® – DFA International Value Fund, Class 1 Shares(c)	23,971,585	233,722,957
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(c)	60,203,542	641,167,725
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(c)	21,434,130	223,772,320
Total		1,734,045,685
U.S. Large Cap 30.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	16,212,657	372,404,721
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	21,721,078	1,146,655,679
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(c),(d)	9,674,523	259,567,446
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	18,974,973	355,970,498
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(c),(d)	17,331,696	181,982,806
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(c),(d)	9,826,606	238,098,664
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(c),(d)	10,376,909	343,164,386
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(c),(d)	11,300,399	341,159,059
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(c),(d)	20,013,400	423,683,683
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	7,419,834	188,018,598
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	10,698,307	354,434,910
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	7,812,697	179,848,283
Total		4,384,988,733
U.S. Mid Cap 3.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(c),(d)	3,411,074	99,330,462
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(c),(d)	4,069,420	93,108,339
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	4,704,018	126,208,806
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	5,040,043	138,349,181
Total		456,996,788
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.9%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(c),(d)	6,211,841	141,567,849
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,043,591	146,254,903
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	5,055,086	138,610,462
Total		426,433,214
Total Equity Funds (Cost $5,388,191,870)		7,002,464,420

Exchange-Traded Funds 8.1%

iShares iBoxx $ Investment Grade Corporate Bond ETF	2,372,800	282,505,568
iShares MSCI EAFE ETF	4,244,292	275,284,779
SPDR S&P 500 ETF Trust	2,190,200	618,687,696
Total Exchange-Traded Funds (Cost $948,756,072)		1,176,478,043

Fixed-Income Funds 25.6%

Investment Grade 25.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	69,997,698	732,175,922
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	22,119,022	211,015,472
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	38,447,627	386,398,654
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	20,561,095	215,891,494
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	45,343,910	502,410,527
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	65,232,170	698,636,541
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(c)	16,368,259	165,974,144
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(c)	77,454,442	838,831,603
Total		3,751,334,357
Total Fixed-Income Funds (Cost $3,738,489,470)		3,751,334,357

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
04/15/2034- 04/10/2049	3.500%	489,406,000	497,675,937
04/10/2049	4.000%	330,557,000	340,011,624
Total Residential Mortgage-Backed Securities - Agency (Cost $830,125,095)			837,687,561

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2039	3.500%	150,000	169,959
Total U.S. Treasury Obligations (Cost $162,366)			169,959
Options Purchased Puts 0.7%
Value ($)
(Cost $139,111,449)	95,203,000

Money Market Funds 16.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(f)	2,476,784,863	2,476,537,184
Total Money Market Funds (Cost $2,476,608,467)		2,476,537,184
Total Investments in Securities (Cost: $13,560,844,369)		15,379,877,452
Other Assets & Liabilities, Net		(739,821,546)
Net Assets		14,640,055,906

At March 31, 2019, securities and/or cash totaling $84,305,241 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	400	06/2019	USD	28,436,000	46,520	—
British Pound	1,825	06/2019	USD	148,920,000	—	(1,078,940)
DAX Index	44	06/2019	EUR	12,687,950	—	(70,129)
Euro FX	750	06/2019	USD	105,829,688	—	(410,587)
EURO STOXX 50	1,974	06/2019	EUR	64,589,280	822,431	—
FTSE 100 Index	803	06/2019	GBP	57,908,345	1,733,893	—
FTSE/MIB Index	109	06/2019	EUR	11,303,845	382,487	—
Japanese Yen	1,515	06/2019	USD	171,924,094	571,988	—
MSCI Singapore IX ETS	344	04/2019	SGD	12,373,680	93,727	—
S&P 500 E-mini	4,749	06/2019	USD	673,835,610	20,337,687	—
S&P 500 Index	244	06/2019	USD	173,105,800	5,223,796	—
SPI 200 Index	513	06/2019	AUD	79,143,075	—	(150,328)
TOPIX Index	912	06/2019	JPY	14,519,040,000	—	(578,679)
U.S. Long Bond	960	06/2019	USD	143,670,000	4,055,352	—
U.S. Treasury 10-Year Note	1,273	06/2019	USD	158,130,469	2,170,141	—
U.S. Treasury 2-Year Note	818	06/2019	USD	174,310,688	643,556	—
U.S. Treasury 5-Year Note	3,065	06/2019	USD	355,013,203	3,086,614	—
U.S. Ultra Treasury Bond	567	06/2019	USD	95,256,000	3,795,024	—
Total					42,963,216	(2,288,663)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(150)	06/2019	USD	(11,254,500)	—	(15,555)
Hang Seng Index	(156)	04/2019	HKD	(226,800,600)	—	(340,318)
OMXS30 Index	(368)	04/2019	SEK	(56,902,000)	—	(10,427)
Russell 2000 E-mini	(326)	06/2019	USD	(25,163,940)	—	(217,598)
S&P 500 E-mini	(1,120)	06/2019	USD	(158,916,800)	—	(4,801,978)
S&P/TSX 60 Index	(475)	06/2019	CAD	(90,924,500)	—	(509,115)
U.S. Treasury 10-Year Note	(22)	06/2019	USD	(2,732,813)	—	(40,948)
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(7)	06/2019	USD	(929,469)	—	(16,780)
U.S. Ultra Treasury Bond	(40)	06/2019	USD	(6,720,000)	—	(262,994)
Total					—	(6,215,713)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	2,076,198,000	7,325	2,200.00	12/18/2020	59,747,537	48,784,500
S&P 500 Index	Deutsche Bank	USD	1,417,200,000	5,000	2,100.00	12/18/2020	46,992,671	26,800,000
S&P 500 Index	Deutsche Bank	USD	1,162,104,000	4,100	2,050.00	12/18/2020	32,371,241	19,618,500
Total							139,111,449	95,203,000
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $2,946,914, which represents 0.02% of total net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	2,393,237,115	528,849,372	(445,301,624)	2,476,784,863	—	(23,685)	23,685	14,394,265	2,476,537,184
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,420,264	—	(207,607)	16,212,657	—	2,266,011	44,726,218	—	372,404,721
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	22,386,677	—	(665,599)	21,721,078	—	13,676,794	117,062,262	—	1,146,655,679
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	9,822,049	—	(147,526)	9,674,523	—	1,450,156	27,696,622	—	259,567,446
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	70,068,992	10,330	(81,624)	69,997,698	—	(115,615)	26,716,663	—	732,175,922
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	19,587,982	—	(613,009)	18,974,973	—	5,566,275	46,005,958	—	355,970,498
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	22,127,847	4,204	(13,029)	22,119,022	—	(14,822)	5,765,034	—	211,015,472
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	38,458,445	7,576	(18,394)	38,447,627	—	(6,685)	23,460,888	—	386,398,654
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,515,442	—	(104,368)	3,411,074	—	809,478	15,078,269	—	99,330,462
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	4,089,547	—	(20,127)	4,069,420	—	101,566	12,900,900	—	93,108,339
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	17,540,319	—	(208,623)	17,331,696	—	51,393	21,119,474	—	181,982,806
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	9,881,582	—	(54,976)	9,826,606	—	509,414	23,196,351	—	238,098,664
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,365,723	—	(153,882)	6,211,841	—	350,351	18,698,614	—	141,567,849
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	20,602,965	2,748	(44,618)	20,561,095	—	(10,471)	5,562,746	—	215,891,494
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	45,330,518	15,234	(1,842)	45,343,910	—	(92)	19,493,913	—	502,410,527
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	59,161,685	667,193	—	59,828,878	—	—	54,461,233	6,882,958	635,382,683
CTIVP® – DFA International Value Fund, Class 1 Shares
	23,652,561	319,024	—	23,971,585	—	—	13,731,313	2,942,903	233,722,957
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	59,464,420	739,122	—	60,203,542	—	—	50,580,652	7,706,374	641,167,725
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	10,796,030	—	(419,121)	10,376,909	—	4,777,931	43,797,081	—	343,164,386
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	11,733,134	—	(432,735)	11,300,399	—	6,788,950	38,416,786	—	341,159,059
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	20,253,814	—	(240,414)	20,013,400	—	2,454,722	44,633,755	—	423,683,683
CTIVP® – MFS® Value Fund, Class 1 Shares
	9,618,624	—	(2,198,790)	7,419,834	—	19,630,552	8,233,635	—	188,018,598
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	11,341,349	—	(643,042)	10,698,307	—	10,928,393	46,235,346	—	354,434,910
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	21,293,080	141,050	—	21,434,130	—	—	20,878,162	1,234,556	223,772,320
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,362,357	26	(2,549,686)	7,812,697	—	16,899,809	7,601,072	—	179,848,283
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	65,274,616	12,262	(54,708)	65,232,170	—	(2,940)	21,529,779	—	698,636,541
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,727,227	—	(23,209)	4,704,018	—	163,457	14,862,693	—	126,208,806
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	16,373,000	4,657	(9,398)	16,368,259	—	(1,418)	1,801,713	—	165,974,144
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,233,627	—	(193,584)	5,040,043	—	1,524,338	23,356,042	—	138,349,181
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	77,545,679	12,535	(103,772)	77,454,442	—	(67,032)	24,079,323	—	838,831,603
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,309,793	—	(266,202)	6,043,591	—	1,760,783	18,616,425	—	146,254,903
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,131,998	—	(76,912)	5,055,086	—	368,162	15,947,436	—	138,610,462
Total					—	89,835,775	856,270,043	33,161,056	13,230,335,961

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	40,002,928	—	—	40,002,928
Equity Funds	—	—	—	7,002,464,420	7,002,464,420
Exchange-Traded Funds	1,176,478,043	—	—	—	1,176,478,043
Fixed-Income Funds	—	—	—	3,751,334,357	3,751,334,357
Residential Mortgage-Backed Securities - Agency	—	837,687,561	—	—	837,687,561
U.S. Treasury Obligations	169,959	—	—	—	169,959
Options Purchased Puts	95,203,000	—	—	—	95,203,000
Money Market Funds	—	—	—	2,476,537,184	2,476,537,184
Total Investments in Securities	1,271,851,002	877,690,489	—	13,230,335,961	15,379,877,452
Investments in Derivatives
Asset
Futures Contracts	42,963,216	—	—	—	42,963,216
Liability
Futures Contracts	(8,504,376)	—	—	—	(8,504,376)
Total	1,306,309,842	877,690,489	—	13,230,335,961	15,414,336,292
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 2.8%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	155,000	1,556,200
Entertainment 0.6%
Glu Mobile, Inc.(a)	328,200	3,590,508
Marcus Corp. (The)	9,100	364,455
Take-Two Interactive Software, Inc.(a)	17,500	1,651,475
Total		5,606,438
Interactive Media & Services 0.4%
Care.com, Inc.(a)	128,800	2,545,088
Meet Group, Inc. (The)(a)	276,300	1,389,789
Total		3,934,877
Media 1.3%
Entravision Communications Corp., Class A	333,400	1,080,216
MSG Networks, Inc., Class A(a)	134,700	2,929,725
National CineMedia, Inc.	401,400	2,829,870
Nexstar Media Group, Inc., Class A	49,100	5,320,967
TEGNA, Inc.	31,400	442,740
Total		12,603,518
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	69,700	3,091,892
Total Communication Services		26,792,925
Consumer Discretionary 13.4%
Auto Components 1.2%
Cooper-Standard Holding, Inc.(a)	23,795	1,117,413
Dana, Inc.	48,600	862,164
Dorman Products, Inc.(a)	46,512	4,097,242
LCI Industries	22,290	1,712,318
Modine Manufacturing Co.(a)	50,000	693,500
Superior Industries International, Inc.	167,400	796,824
Tower International, Inc.	41,800	879,054
Visteon Corp.(a)	26,940	1,814,409
Total		11,972,924
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.(a)	104,304	4,831,361
American Public Education, Inc.(a)	6,600	198,792
Grand Canyon Education, Inc.(a)	20,000	2,290,200
Weight Watchers International, Inc.(a)	89,800	1,809,470
Total		9,129,823
Hotels, Restaurants & Leisure 4.0%
BJ’s Restaurants, Inc.	57,200	2,704,416
Bloomin’ Brands, Inc.	73,700	1,507,165
Boyd Gaming Corp.	87,200	2,385,792
Brinker International, Inc.	72,800	3,230,864
Choice Hotels International, Inc.	14,971	1,163,846
Churchill Downs, Inc.	20,670	1,865,674
Dave & Buster’s Entertainment, Inc.	99,119	4,943,064
Dine Brands Global, Inc.	27,000	2,464,830
Extended Stay America, Inc.	204,257	3,666,413
Penn National Gaming, Inc.(a)	99,600	2,001,960
Planet Fitness, Inc., Class A(a)	66,090	4,541,705
Red Rock Resorts, Inc., Class A	103,954	2,687,211
SeaWorld Entertainment, Inc.(a)	98,700	2,542,512
Wingstop, Inc.	34,763	2,643,031
Total		38,348,483
Household Durables 1.6%
Cavco Industries, Inc.(a)	8,386	985,607
D.R. Horton, Inc.	58,000	2,400,040
Helen of Troy Ltd.(a)	22,912	2,656,875
iRobot Corp.(a)	18,859	2,219,516
KB Home	50,000	1,208,500
Skyline Champion Corp.	121,116	2,301,204
Turtle Beach Corp.(a)	113,000	1,283,680
Zagg, Inc.(a)	255,100	2,313,757
Total		15,369,179
Internet & Direct Marketing Retail 0.0%
Etsy, Inc.(a)	7,600	510,872
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.2%
Brunswick Corp.	22,670	1,140,981
Johnson Outdoors, Inc., Class A	18,529	1,322,230
Malibu Boats, Inc., Class A(a)	72,600	2,873,508
MasterCraft Boat Holdings, Inc.(a)	141,705	3,198,282
Sturm Ruger & Co., Inc.	54,200	2,873,684
Total		11,408,685
Specialty Retail 3.4%
Aaron’s, Inc.	35,000	1,841,000
Abercrombie & Fitch Co., Class A	47,400	1,299,234
American Eagle Outfitters, Inc.	54,000	1,197,180
Bed Bath & Beyond, Inc.	174,300	2,961,357
Boot Barn Holdings, Inc.(a)	59,656	1,756,273
Children’s Place, Inc. (The)	15,500	1,507,840
Designer Brands, Inc.	27,600	613,272
Foot Locker, Inc.	37,000	2,242,200
Genesco, Inc.(a)	81,500	3,712,325
Hibbett Sports, Inc.(a)	89,400	2,039,214
Levi Strauss & Co., Class A(a)	160,000	3,768,000
MarineMax, Inc.(a)	123,400	2,364,344
Rent-A-Center, Inc.(a)	74,220	1,548,971
Shoe Carnival, Inc.	67,300	2,290,219
Signet Jewelers Ltd.	61,500	1,670,340
Tailored Brands, Inc.	172,000	1,348,480
Total		32,160,249
Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc.(a)	13,700	352,775
Deckers Outdoor Corp.(a)	25,200	3,704,148
Fossil Group, Inc.(a)	151,900	2,084,068
Movado Group, Inc.	72,700	2,644,826
Vera Bradley, Inc.(a)	34,700	459,775
Total		9,245,592
Total Consumer Discretionary		128,145,807
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.3%
Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc.(a)	144,756	3,966,314
Ingles Markets, Inc., Class A	27,100	748,502
SpartanNash Co.	156,500	2,483,655
Weis Markets, Inc.	17,100	697,851
Total		7,896,322
Food Products 0.9%
Calavo Growers, Inc.	14,200	1,190,670
Dean Foods Co.	132,800	402,384
John B. Sanfilippo & Son, Inc.	30,400	2,184,848
Post Holdings, Inc.(a)	22,000	2,406,800
TreeHouse Foods, Inc.(a)	31,500	2,033,325
Total		8,218,027
Household Products 0.4%
Central Garden & Pet Co.(a)	72,535	1,853,995
WD-40 Co.	13,518	2,290,490
Total		4,144,485
Personal Products 1.2%
Edgewell Personal Care Co.(a)	55,900	2,453,451
Inter Parfums, Inc.	35,161	2,667,665
Medifast, Inc.	26,400	3,367,320
Usana Health Sciences, Inc.(a)	32,570	2,731,646
Total		11,220,082
Total Consumer Staples		31,478,916
Energy 3.4%
Energy Equipment & Services 1.5%
Cactus, Inc., Class A(a)	70,800	2,520,480
Core Laboratories NV	16,078	1,108,257
Helmerich & Payne, Inc.	25,500	1,416,780
Mammoth Energy Services, Inc.	103,900	1,729,935
Matrix Service Co.(a)	133,600	2,615,888
Noble Corp. PLC(a)	175,700	504,259
Patterson-UTI Energy, Inc.	85,000	1,191,700
Profire Energy, Inc.(a)	254,700	455,913
TechnipFMC PLC	54,000	1,270,080
Transocean Ltd.(a)	137,000	1,193,270
Total		14,006,562

2	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.9%
Arch Coal, Inc.	24,500	2,236,115
California Resources Corp.(a)	98,800	2,540,148
Callon Petroleum Co.(a)	129,576	978,299
CVR Energy, Inc.	67,700	2,789,240
Delek U.S. Holdings, Inc.	51,200	1,864,704
Denbury Resources, Inc.(a)	430,100	881,705
Renewable Energy Group, Inc.(a)	46,500	1,021,140
REX American Resources Corp.(a)	10,943	882,115
Southwestern Energy Co.(a)	293,400	1,376,046
W&T Offshore, Inc.(a)	92,200	636,180
World Fuel Services Corp.	23,300	673,137
WPX Energy, Inc.(a)	165,000	2,163,150
Total		18,041,979
Total Energy		32,048,541
Financials 16.5%
Banks 7.1%
Bancorp, Inc. (The)(a)	314,200	2,538,736
Bank of NT Butterfield & Son Ltd. (The)	34,800	1,248,624
Banner Corp.	53,100	2,876,427
Cadence BanCorp	70,400	1,305,920
Cathay General Bancorp	92,900	3,150,239
Customers Bancorp, Inc.(a)	132,110	2,418,934
East West Bancorp, Inc.	52,000	2,494,440
Enterprise Financial Services Corp.	69,900	2,849,823
First BanCorp	329,800	3,779,508
First Busey Corp.	69,023	1,684,161
First Merchants Corp.	15,800	582,230
Great Southern Bancorp, Inc.	37,546	1,948,638
Hancock Whitney Corp.	137,900	5,571,160
Hope Bancorp, Inc.	163,100	2,133,348
Huntington Bancshares, Inc.	170,000	2,155,600
Iberiabank Corp.	50,200	3,599,842
International Bancshares Corp.	78,365	2,980,221
Lakeland Financial Corp.	63,427	2,868,169
LegacyTexas Financial Group, Inc.	29,700	1,110,483
Metropolitan Bank Holding Corp.(a)	8,600	299,194
OFG Bancorp	161,600	3,198,064
Popular, Inc.	54,500	2,841,085
Common Stocks (continued)
Issuer	Shares	Value ($)
Preferred Bank	55,900	2,513,823
Prosperity Bancshares, Inc.	37,500	2,589,750
S&T Bancorp, Inc.	47,200	1,865,816
TCF Financial Corp.	94,000	1,944,860
Trico Bancshares	31,755	1,247,654
Western Alliance Bancorp(a)	42,000	1,723,680
Zions Bancorp	59,000	2,679,190
Total		68,199,619
Capital Markets 2.8%
Ares Management Corp., Class A	112,888	2,620,130
Artisan Partners Asset Management, Inc., Class A	72,500	1,824,825
Cohen & Steers, Inc.	7,700	325,479
E*TRADE Financial Corp.	33,000	1,532,190
Federated Investors, Inc., Class B	94,400	2,766,864
Greenhill & Co., Inc.	121,100	2,604,861
Hamilton Lane, Inc., Class A	69,977	3,049,598
Houlihan Lokey, Inc.	120,871	5,541,935
Moelis & Co., ADR, Class A	38,000	1,581,180
Virtu Financial, Inc. Class A	72,000	1,710,000
Waddell & Reed Financial, Inc., Class A	161,900	2,799,251
Total		26,356,313
Consumer Finance 1.0%
Enova International, Inc.(a)	133,400	3,044,188
FirstCash, Inc.	23,506	2,033,269
Nelnet, Inc., Class A	56,865	3,131,556
SLM Corp.	165,000	1,635,150
Total		9,844,163
Insurance 1.5%
American Equity Investment Life Holding Co.	140,000	3,782,800
CNO Financial Group, Inc.	84,000	1,359,120
Employers Holdings, Inc.	67,500	2,707,425
Genworth Financial, Inc., Class A(a)	329,900	1,263,517
MBIA, Inc.(a)	161,195	1,534,576
Selective Insurance Group, Inc.	8,500	537,880
Universal Insurance Holdings, Inc.	94,648	2,934,088
Total		14,119,406

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Arbor Realty Trust, Inc.	64,943	842,311
Ladder Capital Corp., Class A	197,648	3,363,969
New Residential Investment Corp.	95,000	1,606,450
PennyMac Mortgage Investment Trust	18,200	376,922
Starwood Property Trust, Inc.	50,000	1,117,500
Western Asset Mortgage Capital Corp.	218,900	2,239,347
Total		9,546,499
Thrifts & Mortgage Finance 3.1%
Axos Financial, Inc.(a)	62,000	1,795,520
Essent Group Ltd.(a)	94,200	4,092,990
Federal Agricultural Mortgage Corp.	40,900	2,962,387
Flagstar Bancorp, Inc.	57,000	1,876,440
Merchants Bancorp	178,375	3,835,063
MGIC Investment Corp.(a)	405,351	5,346,580
NMI Holdings, Inc., Class A(a)	105,800	2,737,046
OceanFirst Financial Corp.	59,572	1,433,302
Radian Group, Inc.	105,000	2,177,700
Walker & Dunlop, Inc.	55,906	2,846,174
Total		29,103,202
Total Financials		157,169,202
Health Care 15.7%
Biotechnology 5.1%
ACADIA Pharmaceuticals, Inc.(a)	48,610	1,305,179
Alder Biopharmaceuticals, Inc.(a)	146,704	2,002,510
Amicus Therapeutics, Inc.(a)	138,140	1,878,704
Arena Pharmaceuticals, Inc.(a)	16,360	733,419
Array BioPharma, Inc.(a)	103,860	2,532,107
Atara Biotherapeutics, Inc.(a)	50,720	2,016,120
bluebird bio, Inc.(a)	11,950	1,880,093
Blueprint Medicines Corp.(a)	10,740	859,737
Clovis Oncology, Inc.(a)	74,705	1,854,178
Dynavax Technologies Corp.(a)	97,315	711,373
Enanta Pharmaceuticals, Inc.(a)	30,766	2,938,768
FibroGen, Inc.(a)	20,160	1,095,696
Genomic Health, Inc.(a)	15,597	1,092,570
Gossamer Bio, Inc.(a)	48,418	1,049,218
Immunomedics, Inc.(a)	284,543	5,466,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Insmed, Inc.(a)	56,217	1,634,228
Intercept Pharmaceuticals, Inc.(a)	9,470	1,059,314
Kiniksa Pharmaceuticals Ltd., Class A(a)	102,530	1,851,692
MacroGenics, Inc.(a)	74,731	1,343,663
Mirati Therapeutics, Inc.(a)	31,640	2,319,212
Precision BioSciences, Inc.(a)	90,799	1,629,842
Puma Biotechnology, Inc.(a)	41,280	1,601,251
Rubius Therapeutics, Inc.(a)	37,640	681,284
Sage Therapeutics, Inc.(a)	12,235	1,945,977
Sarepta Therapeutics, Inc.(a)	13,310	1,586,419
TCR2 Therapeutics, Inc.(a)	90,010	1,568,874
Ultragenyx Pharmaceutical, Inc.(a)	36,206	2,511,248
uniQure NV(a)	27,250	1,625,463
Total		48,774,210
Health Care Equipment & Supplies 3.6%
Accuray, Inc.(a)	84,100	401,157
Atrion Corp.	5,331	4,684,243
AxoGen, Inc.(a)	142,161	2,993,911
Cerus Corp.(a)	215,274	1,341,157
Integer Holdings Corp.(a)	40,500	3,054,510
iRhythm Technologies, Inc.(a)	26,644	1,997,234
Meridian Bioscience, Inc.	51,200	901,632
Merit Medical Systems, Inc.(a)	27,934	1,727,159
Orthofix Medical, Inc.(a)	46,420	2,618,552
Penumbra, Inc.(a)	13,923	2,046,820
Quidel Corp.(a)	47,600	3,116,372
SurModics, Inc.(a)	55,600	2,417,488
Tactile Systems Technology, Inc.(a)	41,966	2,212,448
Teleflex, Inc.	7,800	2,356,848
Varex Imaging Corp.(a)	70,100	2,374,988
Total		34,244,519
Health Care Providers & Services 3.3%
Amedisys, Inc.(a)	4,600	566,996
AMN Healthcare Services, Inc.(a)	33,255	1,565,978
Chemed Corp.	11,030	3,530,372
Ensign Group, Inc. (The)	72,600	3,716,394
Hanger, Inc.(a)	59,000	1,123,950
HealthEquity, Inc.(a)	46,454	3,436,667
LHC Group, Inc.(a)	24,000	2,660,640

4	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Molina Healthcare, Inc.(a)	6,000	851,760
National Research Corp., Class A	55,330	2,135,738
Patterson Companies, Inc.	138,600	3,028,410
Providence Service Corp. (The)(a)	25,700	1,712,134
RadNet, Inc.(a)	68,500	848,715
Tenet Healthcare Corp.(a)	13,200	380,688
Tivity Health, Inc.(a)	151,742	2,664,590
Triple-S Management Corp., Class B(a)	124,800	2,847,936
Total		31,070,968
Life Sciences Tools & Services 0.9%
Medpace Holdings, Inc.(a)	55,800	3,290,526
NanoString Technologies, Inc.(a)	55,796	1,335,198
Syneos Health, Inc.(a)	76,900	3,980,344
Total		8,606,068
Pharmaceuticals 2.8%
Aerie Pharmaceuticals, Inc.(a)	45,700	2,170,750
Amneal Pharmaceuticals, Inc.(a)	60,000	850,200
ANI Pharmaceuticals, Inc.(a)	46,900	3,308,326
Endo International PLC(a)	316,400	2,540,692
GW Pharmaceuticals PLC, ADR(a)	25,112	4,233,130
Horizon Pharma PLC(a)	162,210	4,287,210
Medicines Co. (The)(a)	42,220	1,180,049
Odonate Therapeutics, Inc.(a)	57,000	1,260,270
Optinose, Inc.(a)	202,840	2,089,252
Phibro Animal Health Corp., Class A	32,500	1,072,500
Prestige Consumer Healthcare, Inc.(a)	40,800	1,220,328
Reata Pharmaceuticals, Inc., Class A(a)	18,365	1,569,657
Supernus Pharmaceuticals, Inc.(a)	38,235	1,339,754
Total		27,122,118
Total Health Care		149,817,883
Industrials 13.1%
Aerospace & Defense 0.8%
BWX Technologies, Inc.	57,124	2,832,208
Curtiss-Wright Corp.	13,000	1,473,420
National Presto Industries, Inc.	27,800	3,017,690
Total		7,323,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.3%
Hawaiian Holdings, Inc.	31,000	813,750
Skywest, Inc.	35,000	1,900,150
Total		2,713,900
Building Products 1.2%
Advanced Drainage Systems, Inc.	108,900	2,806,353
Armstrong World Industries, Inc.	35,500	2,819,410
Continental Building Product(a)	104,640	2,594,026
Gibraltar Industries, Inc.(a)	13,700	556,357
Insteel Industries, Inc.	9,600	200,832
Masonite International Corp.(a)	22,300	1,112,547
Quanex Building Products Corp.	91,800	1,458,702
Total		11,548,227
Commercial Services & Supplies 1.6%
Brink’s Co. (The)	25,471	1,920,768
Deluxe Corp.	34,100	1,490,852
Ennis, Inc.	68,200	1,415,832
HNI Corp.	76,400	2,772,556
Knoll, Inc.	58,623	1,108,561
Quad/Graphics, Inc.	128,600	1,530,340
SP Plus Corp.(a)	57,400	1,958,488
Unifirst Corp.	20,427	3,135,544
Total		15,332,941
Construction & Engineering 0.8%
EMCOR Group, Inc.	19,200	1,403,136
Granite Construction, Inc.	43,000	1,855,450
Great Lakes Dredge & Dock Corp.(a)	275,110	2,451,230
MasTec, Inc.(a)	36,600	1,760,460
NV5 Global, Inc.(a)	5,000	296,800
Total		7,767,076
Electrical Equipment 0.9%
Atkore International Group, Inc.(a)	136,100	2,930,233
Generac Holdings, Inc.(a)	71,500	3,662,945
GrafTech International Ltd.	149,000	1,905,710
Total		8,498,888

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.8%
Barnes Group, Inc.	20,000	1,028,200
EnPro Industries, Inc.	38,100	2,455,545
Federal Signal Corp.	135,800	3,529,442
Gardner Denver Holdings, Inc.(a)	51,000	1,418,310
Global Brass & Copper Holdings, Inc.	86,500	2,979,060
Gorman-Rupp Co.	24,800	841,712
Hillenbrand, Inc.	81,800	3,397,154
ITT, Inc.	48,650	2,821,700
Kadant, Inc.	18,100	1,592,076
Kennametal, Inc.	41,000	1,506,750
Milacron Holdings Corp.(a)	207,000	2,343,240
Navistar International Corp.(a)	63,500	2,051,050
Oshkosh Corp.	30,500	2,291,465
Rexnord Corp.(a)	131,400	3,303,396
Wabash National Corp.	185,900	2,518,945
Watts Water Technologies, Inc., Class A	6,100	493,002
Woodward, Inc.	17,720	1,681,451
Total		36,252,498
Professional Services 1.4%
Exponent, Inc.	29,629	1,710,186
Heidrick & Struggles International, Inc.	80,700	3,093,231
ICF International, Inc.	19,479	1,481,962
Kforce, Inc.	90,800	3,188,896
Korn/Ferry International	95,300	4,267,534
Total		13,741,809
Road & Rail 1.2%
ArcBest Corp.	87,280	2,687,351
Hertz Global Holdings, Inc.(a)	60,813	1,056,322
Landstar System, Inc.	16,857	1,843,987
Saia, Inc.(a)	79,316	4,846,208
USA Truck, Inc.(a)	19,200	277,248
YRC Worldwide, Inc.(a)	110,400	738,576
Total		11,449,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.1%
Air Lease Corp.	54,352	1,866,991
Applied Industrial Technologies, Inc.	54,085	3,216,435
Kaman Corp.	53,000	3,097,320
SiteOne Landscape Supply, Inc.(a)	22,481	1,284,789
Triton International Ltd.	40,000	1,244,000
Total		10,709,535
Total Industrials		125,337,884
Information Technology 15.9%
Communications Equipment 1.0%
ADTRAN, Inc.	196,500	2,692,050
Ciena Corp.(a)	36,000	1,344,240
Lumentum Holdings, Inc.(a)	28,000	1,583,120
Netscout Systems, Inc.(a)	89,800	2,520,686
Viavi Solutions, Inc.(a)	125,000	1,547,500
Total		9,687,596
Electronic Equipment, Instruments & Components 2.8%
AVX Corp.	81,700	1,416,678
ePlus, Inc.(a)	21,873	1,936,635
Fabrinet (a)	66,400	3,476,704
Insight Enterprises, Inc.(a)	56,000	3,083,360
Novanta, Inc.(a)	62,145	5,265,546
PC Connection, Inc.	74,800	2,742,916
Rogers Corp.(a)	7,250	1,151,880
Scansource, Inc.(a)	27,400	981,468
SYNNEX Corp.	24,500	2,337,055
Tech Data Corp.(a)	27,900	2,857,239
TTM Technologies, Inc.(a)	100,000	1,173,000
Total		26,422,481
IT Services 2.5%
Booz Allen Hamilton Holdings Corp.	49,500	2,877,930
Cardtronics PLC, Class A(a)	101,100	3,597,138
Cass Information Systems, Inc.	8,260	390,698
Endava PLC, ADR(a)	89,931	2,473,103
Endurance International Group Holdings Inc(a)	79,900	579,275
EVERTEC, Inc.	116,200	3,231,522
Hackett Group	159,733	2,523,781
MAXIMUS, Inc.	51,400	3,648,372

6	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pagseguro Digital Ltd., Class A(a)	49,000	1,462,650
Science Applications International Corp.	17,220	1,325,079
TTEC Holdings, Inc.	46,700	1,691,941
Total		23,801,489
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.(a)	42,511	2,111,947
Amkor Technology, Inc.(a)	357,870	3,056,210
Cirrus Logic, Inc.(a)	88,300	3,714,781
Cree, Inc.(a)	24,500	1,401,890
Cypress Semiconductor Corp.	137,000	2,044,040
Diodes, Inc.(a)	86,725	3,009,358
Inphi Corp.(a)	46,795	2,046,813
Kulicke & Soffa Industries, Inc.	75,000	1,658,250
MACOM Technology Solutions Holdings, Inc.(a)	72,700	1,214,817
Marvell Technology Group Ltd.	137,000	2,724,930
MKS Instruments, Inc.	24,163	2,248,367
Photronics, Inc.(a)	160,500	1,516,725
Semtech Corp.(a)	49,817	2,536,183
Synaptics, Inc.(a)	87,600	3,482,100
Total		32,766,411
Software 5.9%
Alteryx, Inc., Class A(a)	41,428	3,474,566
Anaplan, Inc.(a)	52,977	2,085,175
Avaya Holdings Corp.(a)	94,000	1,582,020
Blackline, Inc.(a)	29,896	1,384,783
CommVault Systems, Inc.(a)	56,900	3,683,706
CyberArk Software Ltd.(a)	28,793	3,427,807
HubSpot, Inc.(a)	26,300	4,371,323
j2 Global, Inc.	64,985	5,627,701
Manhattan Associates, Inc.(a)	79,008	4,354,131
Mimecast Ltd.(a)	27,652	1,309,322
Paylocity Holding Corp.(a)	39,600	3,531,924
Progress Software Corp.	93,200	4,135,284
Q2 Holdings, Inc.(a)	20,823	1,442,201
Qualys, Inc.(a)	57,944	4,794,286
SPS Commerce, Inc.(a)	26,600	2,821,196
Tenable Holdings, Inc.(a)	88,200	2,792,412
Common Stocks (continued)
Issuer	Shares	Value ($)
TiVo Corp.	309,600	2,885,472
Zuora, Inc., Class A(a)	147,783	2,960,093
Total		56,663,402
Technology Hardware, Storage & Peripherals 0.3%
Immersion Corp.(a)	334,200	2,817,306
Total Information Technology		152,158,685
Materials 3.5%
Chemicals 1.9%
Albemarle Corp.	16,000	1,311,680
Balchem Corp.	13,700	1,271,360
Huntsman Corp.	60,000	1,349,400
Ingevity Corp.(a)	36,500	3,854,765
Orion Engineered Carbons SA	200,525	3,807,970
PolyOne Corp.	35,852	1,050,822
Quaker Chemical Corp.	15,486	3,102,310
Stepan Co.	23,400	2,047,968
Total		17,796,275
Metals & Mining 1.0%
Allegheny Technologies, Inc.(a)	72,000	1,841,040
Materion Corp.	59,555	3,398,208
Schnitzer Steel Industries, Inc., Class A	119,200	2,860,800
Steel Dynamics, Inc.	44,000	1,551,880
Total		9,651,928
Paper & Forest Products 0.6%
Louisiana-Pacific Corp.	159,200	3,881,296
Verso Corp., Class A(a)	87,200	1,867,824
Total		5,749,120
Total Materials		33,197,323
Real Estate 7.5%
Equity Real Estate Investment Trusts (REITS) 6.6%
Alexandria Real Estate Equities, Inc.	21,000	2,993,760
American Assets Trust, Inc.	66,300	3,040,518
Americold Realty Trust	96,400	2,941,164
Braemar Hotels & Resorts, Inc.	47,300	577,533
Chesapeake Lodging Trust	68,000	1,891,080
CoreCivic, Inc.	212,800	4,138,960
CorEnergy Infrastructure Trust, Inc.	83,594	3,072,079
Coresite Realty Corp.	18,659	1,996,886

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Duke Realty Corp.	53,000	1,620,740
EastGroup Properties, Inc.	25,000	2,791,000
First Industrial Realty Trust, Inc.	88,000	3,111,680
GEO Group, Inc. (The)	154,400	2,964,480
Highwoods Properties, Inc.	29,000	1,356,620
Hospitality Properties Trust	68,000	1,789,080
Hudson Pacific Properties, Inc.	54,000	1,858,680
Investors Real Estate Trust	48,048	2,878,556
Mack-Cali Realty Corp.	86,000	1,909,200
Mid-America Apartment Communities, Inc.	13,900	1,519,687
Piedmont Office Realty Trust, Inc.	62,700	1,307,295
PS Business Parks, Inc.	39,425	6,183,023
Ryman Hospitality Properties, Inc.	9,065	745,505
Sun Communities, Inc.	24,000	2,844,480
Tanger Factory Outlet Centers, Inc.	41,000	860,180
UMH Properties, Inc.	135,048	1,901,476
Washington Prime Group, Inc.	526,500	2,974,725
Xenia Hotels & Resorts, Inc.	168,600	3,694,026
Total		62,962,413
Real Estate Management & Development 0.9%
Colliers International Group, Inc.	19,175	1,280,123
FirstService Corp.	16,861	1,506,362
HFF, Inc., Class A	55,600	2,654,900
RE/MAX Holdings, Inc., Class A	10,800	416,232
RMR Group, Inc. (The), Class A	41,400	2,524,572
Total		8,382,189
Total Real Estate		71,344,602
Utilities 3.3%
Electric Utilities 1.7%
Alliant Energy Corp.	41,000	1,932,330
El Paso Electric Co.	48,000	2,823,360
IDACORP, Inc.	40,300	4,011,462
Otter Tail Corp.	6,500	323,830
Pinnacle West Capital Corp.	28,200	2,695,356
Portland General Electric Co.	81,500	4,224,960
Total		16,011,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.0%
Chesapeake Utilities Corp.	33,030	3,012,666
New Jersey Resources Corp.	50,000	2,489,500
South Jersey Industries, Inc.	56,000	1,795,920
Southwest Gas Holdings, Inc.	31,700	2,607,642
Total		9,905,728
Independent Power and Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	15,800	871,370
Multi-Utilities 0.4%
CMS Energy Corp.	35,000	1,943,900
NorthWestern Corp.	23,700	1,668,717
Total		3,612,617
Water Utilities 0.1%
SJW Corp.	10,375	640,553
Total Utilities		31,041,566
Total Common Stocks (Cost $901,879,499)		938,533,334

Limited Partnerships 0.5%

Consumer Discretionary 0.5%
Hotels, Restaurants & Leisure 0.5%
Cedar Fair LP	93,635	4,927,073
Total Consumer Discretionary		4,927,073
Total Limited Partnerships (Cost $5,171,093)		4,927,073

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	11,501,081	11,499,931
Total Money Market Funds (Cost $11,499,931)		11,499,931
Total Investments in Securities (Cost: $918,550,523)		954,960,338
Other Assets & Liabilities, Net		(698,498)
Net Assets		954,261,840

At March 31, 2019, securities and/or cash totaling $255,600 were pledged as collateral.
8	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	65	06/2019	USD	5,017,350	—	(30,386)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	20,062,546	59,354,293	(67,915,758)	11,501,081	—	—	108,361	11,499,931
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	26,792,925	—	—	—	26,792,925
Consumer Discretionary	128,145,807	—	—	—	128,145,807
Consumer Staples	31,478,916	—	—	—	31,478,916
Energy	32,048,541	—	—	—	32,048,541
Financials	157,169,202	—	—	—	157,169,202
Health Care	149,817,883	—	—	—	149,817,883
Industrials	125,337,884	—	—	—	125,337,884
Information Technology	152,158,685	—	—	—	152,158,685
Materials	33,197,323	—	—	—	33,197,323
Real Estate	71,344,602	—	—	—	71,344,602
Utilities	31,041,566	—	—	—	31,041,566
Total Common Stocks	938,533,334	—	—	—	938,533,334
Limited Partnerships
Consumer Discretionary	4,927,073	—	—	—	4,927,073
Money Market Funds	—	—	—	11,499,931	11,499,931
Total Investments in Securities	943,460,407	—	—	11,499,931	954,960,338
Investments in Derivatives
Liability
Futures Contracts	(30,386)	—	—	—	(30,386)
Total	943,430,021	—	—	11,499,931	954,929,952
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXXIIR CLO Ltd.(a),(b)
Series 2014-32RA Class A2A
3-month USD LIBOR + 1.550% 05/15/2030	4.234%	5,000,000	4,911,135
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% Floor 1.450% 04/20/2031	4.226%	3,200,000	3,127,974
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	4,449,260	4,421,981
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% Floor 0.970% 04/17/2031	3.743%	2,750,000	2,707,282
Series 2014-2RA Class A3
3-month USD LIBOR + 1.500% 05/15/2031	4.184%	3,000,000	2,939,817
CBAM Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.020% Floor 1.020% 04/17/2031	3.793%	3,250,000	3,212,359
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% Floor 1.400% 04/17/2031	4.173%	3,005,000	2,938,442
CIFC Funding Ltd.(a),(b)
Series 2013-3RA Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 04/24/2031	4.179%	5,125,000	5,008,293
Dryden Senior Loan Fund(a),(b)
Series 2018-64A Class B
3-month USD LIBOR + 1.400% Floor 1.400% 04/18/2031	4.180%	4,000,000	3,909,588
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2018-3A Class B1
3-month USD LIBOR + 1.550% 04/20/2030	4.311%	4,000,000	3,949,372
Goldentree Loan Opportunities X Ltd.(a),(b)
Series 2015-10A Class AR
3-month USD LIBOR + 1.120% 07/20/2031	3.881%	2,750,000	2,730,134
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodgreen (a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	7,970,209	8,142,402
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	1,325,290	1,321,944
Series 2014-AA Class A
11/25/2026	1.770%	2,531,776	2,503,881
Series 2014-AA Class B
11/25/2026	2.070%	1,296,118	1,278,883
Series 2017-AA Class A
12/26/2028	2.660%	3,869,020	3,838,159
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class B
1-month USD LIBOR + 0.950% 03/17/2037	3.434%	9,425,000	9,311,712
KKR CLO Ltd.(a),(b)
Series 2022A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 07/20/2031	3.523%	3,500,000	3,474,415
Series 2022A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	3.973%	4,500,000	4,410,711
LCM XIV LP(a),(b)
Series 2014A Class BR
3-month USD LIBOR + 1.580% 07/20/2031	4.341%	4,500,000	4,422,537
LoanCore Issuer Ltd.(a),(b)
Series 2018-CRE1 Class A
1-month USD LIBOR + 1.130% Floor 1.130% 05/15/2028	3.614%	5,000,000	5,002,282
Madison Park Funding XIII Ltd.(a),(b)
Series 2014-13A Class AR2
3-month USD LIBOR + 0.950% 04/19/2030	3.711%	2,500,000	2,479,348
Series 2014-13A Class BR2
3-month USD LIBOR + 1.500% 04/19/2030	4.261%	4,500,000	4,432,419
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class AR2
3-month USD LIBOR + 0.980% Floor 0.980% 04/15/2031	3.767%	3,725,000	3,690,343
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2031	4.287%	4,000,000	3,940,104
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	2,288,282	2,265,809
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	3,440,240	3,430,923
Sierra Timeshare Receivables Funding LLC(a)
Series 2015-1A Class A
03/22/2032	2.400%	2,836,542	2,813,898
Series 2015-2A Class A
06/20/2032	2.430%	2,363,879	2,345,176
Series 2016-2A Class A
07/20/2033	2.330%	3,230,489	3,187,297
Series 2018-2A Class B
06/20/2035	3.650%	6,821,513	6,912,338
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	6,201,281	6,293,412
Sounds Point CLO Ltd.(a),(b)
Series 2013-3RA Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/18/2031	3.930%	2,500,000	2,471,835
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.530%	3,190,000	3,142,249
Symphony CLO XIX Ltd.(a),(b)
Series 2018-19A Class A
3-month USD LIBOR + 0.960% Floor 0.960% 04/16/2031	3.739%	5,750,000	5,677,722
Treman Park CLO Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.070% Floor 1.070% 10/20/2028	3.831%	2,000,000	2,001,998
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,214,008	1,229,056
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% Floor 1.400% 04/25/2031	4.171%	5,550,000	5,423,910
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-3A Class A2RR
3-month USD LIBOR + 1.700% Floor 1.700% 10/18/2031	4.480%	2,500,000	2,461,063
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	8,195,432	8,052,369
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	5,547,528	5,486,934
Total Asset-Backed Securities — Non-Agency (Cost $162,722,359)			161,301,506

Commercial Mortgage-Backed Securities - Non-Agency 8.9%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/2033	3.490%	6,000,000	6,055,078
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	5,000,000	5,071,541
Commercial Mortgage Pass-Through Certificates(c)
Series 2016-CR28 Class B
02/10/2049	4.647%	5,230,000	5,578,622
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	9,804,789
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	10,125,679
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	10,000,000	10,319,549
Core Industrial Trust(a)
Series 2015-TEXW Class B
02/10/2034	3.329%	6,400,000	6,438,090
Series 2015-WEST Class A
02/10/2037	3.292%	3,925,701	3,981,876
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class B
1-month USD LIBOR + 1.150% Floor 1.150% 12/17/2036	3.634%	12,175,000	12,162,168
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	3.764%	11,325,000	11,308,693
Series 2018-SFR3 Class B
1-month USD LIBOR + 1.150% Floor 1.200% 07/17/2037	3.632%	14,475,000	14,456,471

12	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-SFR4 Class B
1-month USD LIBOR + 1.250% Floor 1.100% 01/17/2038	3.732%	18,825,000	18,775,357
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	9,097,224
Series 2016-JP3 Class AS
08/15/2049	3.144%	7,575,000	7,443,699
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.028%	5,440,000	5,746,532
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	13,575,000	13,635,923
Morgan Stanley Capital I Trust(a),(c)
Series 2014-CPT Class C
07/13/2029	3.446%	5,000,000	5,025,381
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,961,574	11,824,463
UBS Commercial Mortgage Trust
Series 2017-C1 Class A3
06/15/2050	3.196%	13,100,000	13,049,743
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $181,253,766)			179,900,878

Corporate Bonds & Notes(d) 30.8%

Aerospace & Defense 0.1%
Lockheed Martin Corp.
03/01/2045	3.800%	1,520,000	1,492,480
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	2,017,610	2,047,850
Apartment REIT 0.2%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,616,051
05/01/2023	3.250%	2,205,000	2,204,162
Total			3,820,213
Automotive 1.0%
Ford Motor Credit Co. LLC
01/15/2020	8.125%	1,600,000	1,657,334
08/02/2021	5.875%	5,150,000	5,327,726
08/03/2022	2.979%	2,300,000	2,194,635
General Motors Co.
04/01/2038	5.150%	1,370,000	1,263,215
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,970,000	1,963,992
03/01/2026	5.250%	3,730,000	3,847,215
ZF North America Capital, Inc.(a)
04/29/2020	4.000%	3,637,000	3,643,194
Total			19,897,311
Banking 7.7%
Ally Financial, Inc.
03/30/2025	4.625%	2,170,000	2,207,741
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,633,174
Bank of America Corp.(e)
12/20/2023	3.004%	2,897,000	2,883,906
12/20/2028	3.419%	1,792,000	1,753,893
01/20/2048	4.443%	1,330,000	1,383,016
Bank of America Corp.
01/21/2044	5.000%	2,130,000	2,403,268
Subordinated
08/26/2024	4.200%	10,620,000	10,990,256
01/22/2025	4.000%	1,750,000	1,784,041
Bank of America NA
Subordinated
10/15/2036	6.000%	1,570,000	1,948,156
Banque Fédérative du Crédit Mutuel SA(a)
04/12/2019	2.000%	1,440,000	1,439,627
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,030,000	1,059,902
Barclays PLC
01/12/2026	4.375%	1,500,000	1,509,657
BNP Paribas SA(a)
Subordinated
09/28/2025	4.375%	1,600,000	1,638,005
BPCE SA(a)
10/23/2027	3.500%	1,350,000	1,308,830
Subordinated
07/21/2024	5.150%	2,960,000	3,085,732
Capital One Bank U.S.A. NA
Subordinated
02/15/2023	3.375%	2,680,000	2,675,827
Capital One Financial Corp.
Subordinated
07/28/2026	3.750%	3,715,000	3,621,111
Citigroup, Inc.
12/08/2021	2.900%	3,000,000	2,998,605
04/25/2022	2.750%	4,200,000	4,181,839
Subordinated
09/29/2027	4.450%	10,650,000	10,940,159

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(e)
10/27/2028	3.520%	1,990,000	1,955,798
Cooperatieve Rabobank UA
Subordinated
11/09/2022	3.950%	1,700,000	1,732,072
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%	3,420,000	3,456,454
Discover Bank
07/27/2026	3.450%	3,920,000	3,798,402
Fifth Third Bank
10/01/2021	2.875%	2,230,000	2,232,872
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	6,510,000	6,484,103
11/16/2026	3.500%	2,340,000	2,303,531
Goldman Sachs Group, Inc. (The)(e)
04/23/2029	3.814%	1,850,000	1,832,686
HSBC Holdings PLC(e)
03/13/2023	3.262%	1,950,000	1,954,438
HSBC Holdings PLC
03/08/2026	4.300%	2,000,000	2,074,900
Subordinated
11/23/2026	4.375%	4,090,000	4,185,387
JPMorgan Chase & Co.
03/01/2021	2.550%	1,770,000	1,765,240
05/10/2021	4.625%	2,600,000	2,696,829
09/23/2022	3.250%	3,280,000	3,327,317
01/23/2025	3.125%	2,300,000	2,300,909
Subordinated
09/10/2024	3.875%	5,470,000	5,627,465
JPMorgan Chase & Co.(e)
05/01/2028	3.540%	130,000	130,177
11/15/2048	3.964%	1,700,000	1,657,186
Morgan Stanley
05/19/2022	2.750%	2,400,000	2,385,305
10/23/2024	3.700%	2,710,000	2,761,924
07/23/2025	4.000%	5,630,000	5,802,419
Subordinated
11/24/2025	5.000%	3,870,000	4,142,088
Morgan Stanley(e)
01/24/2029	3.772%	1,090,000	1,093,443
PNC Bank NA
Subordinated
07/25/2023	3.800%	1,750,000	1,797,934
PNC Financial Services Group, Inc. (The)
08/11/2020	4.375%	1,830,000	1,871,526
Regions Financial Corp.
08/14/2022	2.750%	1,860,000	1,844,796
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp
Subordinated
09/11/2024	3.600%	630,000	648,914
U.S. Bank NA
01/27/2025	2.800%	2,390,000	2,378,313
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,315,790
09/24/2025	4.125%	1,720,000	1,776,160
UniCredit SpA(a),(e)
Subordinated
06/19/2032	5.861%	3,130,000	2,882,974
Wells Fargo & Co.
01/24/2023	3.069%	1,850,000	1,853,406
Subordinated
08/15/2023	4.125%	1,300,000	1,347,538
06/03/2026	4.100%	1,750,000	1,788,339
01/15/2044	5.606%	861,000	993,600
11/04/2044	4.650%	2,295,000	2,357,883
Total			155,004,863
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC/Capital Finance, Inc.
01/23/2030	4.150%	1,500,000	1,364,988
Building Materials 0.1%
Masco Corp.
04/01/2025	4.450%	1,250,000	1,286,424
Cable and Satellite 1.3%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	3,110,000	3,168,776
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	270,000	271,438
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	6,070,000	6,406,084
10/23/2045	6.484%	1,000,000	1,121,768
Comcast Corp.
08/15/2035	4.400%	1,260,000	1,310,709
05/15/2038	6.400%	3,172,000	4,053,207
10/15/2038	4.600%	2,400,000	2,573,263
CSC Holdings LLC(a)
04/15/2027	5.500%	3,010,000	3,075,461
Globo Comunicacao e Participacoes SA(a)
06/08/2025	4.843%	3,077,000	3,022,666
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,170,000	1,200,308
Total			26,203,680

14	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.3%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	2,450,000	2,409,230
United Rentals North America, Inc.
11/15/2024	5.750%	3,280,000	3,369,593
Total			5,778,823
Consumer Products 0.2%
Newell Brands, Inc.
11/15/2023	5.000%	2,000,000	2,007,294
Spectrum Brands, Inc.
07/15/2025	5.750%	1,880,000	1,901,171
Total			3,908,465
Diversified Manufacturing 0.1%
United Technologies Corp.
04/15/2040	5.700%	1,420,000	1,657,309
Electric 1.8%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,200,000	1,180,672
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	2,000,000	1,910,200
CenterPoint Energy, Inc.
11/01/2028	4.250%	1,580,000	1,635,616
Cometa Energia SA de CV(a)
04/24/2035	6.375%	3,331,125	3,259,129
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,290,000	2,252,826
Dominion Energy, Inc.
10/01/2025	3.900%	500,000	516,771
08/01/2041	4.900%	2,050,000	2,182,801
Duke Energy Corp.
09/15/2021	3.550%	1,300,000	1,319,362
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,538,378
11/15/2042	3.850%	1,280,000	1,274,336
Duke Energy Progress LLC
12/01/2044	4.150%	1,565,000	1,628,082
Exelon Corp.
12/01/2020	5.150%	2,020,000	2,081,353
04/15/2046	4.450%	460,000	472,408
Exelon Generation Co. LLC
06/15/2042	5.600%	760,000	803,543
FirstEnergy Corp.
03/15/2023	4.250%	1,080,000	1,126,120
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	960,000	978,776
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co.
02/01/2042	4.125%	1,140,000	1,208,082
IPALCO Enterprises, Inc.
07/15/2020	3.450%	3,270,000	3,271,485
MidAmerican Energy Co.
10/15/2044	4.400%	1,090,000	1,182,743
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,400,000	4,312,748
Potomac Electric Power Co.
03/15/2024	3.600%	1,550,000	1,602,280
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,210,809
Total			36,948,520
Finance Companies 0.5%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	5,340,000	5,343,847
CIT Group, Inc.
08/15/2022	5.000%	2,930,000	3,055,668
International Lease Finance Corp.
08/15/2022	5.875%	1,800,000	1,938,400
Total			10,337,915
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.(a)
02/01/2046	4.900%	3,000,000	3,016,347
Constellation Brands, Inc.
12/01/2025	4.750%	1,470,000	1,566,387
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,920,000	2,957,107
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,470,000	1,433,263
Total			8,973,104
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%	1,840,000	1,982,979
Health Care 1.1%
Becton Dickinson and Co.
12/15/2024	3.734%	1,000,000	1,015,362
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,414,628
CVS Health Corp.
12/01/2022	2.750%	2,500,000	2,465,390
03/25/2038	4.780%	1,830,000	1,811,676
DaVita, Inc.
07/15/2024	5.125%	3,480,000	3,440,874

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/2020	4.125%	1,000,000	1,009,336
HCA, Inc.
03/15/2024	5.000%	2,280,000	2,415,902
02/01/2025	5.375%	1,100,000	1,166,034
Northwell Healthcare, Inc.
11/01/2047	4.260%	1,370,000	1,380,561
Tenet Healthcare Corp.
10/01/2021	4.375%	1,500,000	1,528,337
05/01/2025	5.125%	2,330,000	2,339,448
Thermo Fisher Scientific, Inc.
02/01/2044	5.300%	1,000,000	1,151,663
Universal Health Services, Inc.(a)
08/01/2022	4.750%	2,000,000	2,023,026
Total			23,162,237
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	760,000	749,583
Anthem, Inc.
12/01/2027	3.650%	1,600,000	1,598,501
01/15/2043	4.650%	2,180,000	2,251,133
UnitedHealth Group, Inc.
03/15/2022	2.875%	2,000,000	2,011,172
07/15/2025	3.750%	2,500,000	2,607,370
Total			9,217,759
Home Construction 0.5%
D.R. Horton, Inc.
08/15/2023	5.750%	1,100,000	1,188,103
Lennar Corp.
04/01/2021	4.750%	1,705,000	1,740,483
11/29/2027	4.750%	2,000,000	2,004,330
Toll Brothers Finance Corp.
02/15/2028	4.350%	2,280,000	2,145,321
TRI Pointe Group, Inc./Homes
06/15/2019	4.375%	2,540,000	2,542,621
Total			9,620,858
Independent Energy 1.7%
Antero Resources Corp.
12/01/2022	5.125%	4,517,000	4,543,325
Cimarex Energy Co.
06/01/2024	4.375%	4,000,000	4,155,900
Concho Resources, Inc.
01/15/2025	4.375%	2,570,000	2,640,361
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Continental Resources, Inc.
06/01/2024	3.800%		3,820,000	3,848,604
01/15/2028	4.375%		1,190,000	1,223,528
Diamondback Energy, Inc.
05/31/2025	5.375%		2,770,000	2,897,318
EnCana Corp.
02/01/2038	6.500%		2,090,000	2,476,640
Hess Corp.
01/15/2040	6.000%		760,000	785,202
Marathon Oil Corp.
06/01/2025	3.850%		3,450,000	3,493,860
Newfield Exploration Co.
01/30/2022	5.750%		4,320,000	4,610,148
Noble Energy, Inc.
12/15/2021	4.150%		2,640,000	2,703,154
Tullow Oil PLC(a)
03/01/2025	7.000%		1,700,000	1,699,787
Total				35,077,827
Integrated Energy 0.1%
Shell International Finance BV
08/21/2042	3.625%		2,890,000	2,812,941
Life Insurance 1.1%
American International Group, Inc.
02/15/2024	4.125%		5,530,000	5,702,420
07/16/2044	4.500%		360,000	344,631
CNP Assurances(a),(e)
Subordinated
12/31/2049	4.000%	EUR	5,000,000	5,973,320
MetLife, Inc.
08/13/2042	4.125%		1,020,000	1,028,119
11/13/2043	4.875%		1,480,000	1,650,048
Principal Financial Group, Inc.
09/15/2022	3.300%		750,000	755,163
Prudential Financial, Inc.
12/14/2036	5.700%		510,000	608,790
12/07/2049	3.935%		844,000	817,271
Prudential Financial, Inc.(e)
Junior Subordinated
09/15/2042	5.875%		3,800,000	4,037,109
Voya Financial, Inc.
07/15/2043	5.700%		1,440,000	1,669,939
Total				22,586,810
Media and Entertainment 1.1%
AMC Networks, Inc.
08/01/2025	4.750%		2,920,000	2,895,624

16	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interpublic Group of Companies, Inc. (The)
03/15/2022	4.000%	1,395,000	1,423,492
Netflix, Inc.
03/01/2024	5.750%	1,890,000	2,024,422
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	1,406,000	1,388,606
Viacom, Inc.
06/15/2022	3.125%	3,500,000	3,479,543
09/01/2023	4.250%	2,640,000	2,743,631
03/15/2043	4.375%	1,000,000	899,327
Walt Disney Co. (The)(a)
08/15/2039	6.900%	1,590,000	2,243,687
09/15/2044	4.750%	1,080,000	1,241,517
Warner Media LLC
07/15/2026	2.950%	5,000,000	4,735,010
Total			23,074,859
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,320,000	1,357,827
Steel Dynamics, Inc.
12/15/2026	5.000%	1,870,000	1,900,236
Total			3,258,063
Midstream 2.4%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,000,000	999,067
Andeavor Logistics LP/Tesoro Logistics Financial Corp.
12/01/2027	4.250%	1,350,000	1,358,012
Enbridge, Inc.
10/01/2023	4.000%	1,450,000	1,501,237
Energy Transfer Partners LP
02/01/2023	3.600%	2,770,000	2,793,021
03/15/2035	4.900%	1,500,000	1,434,860
02/01/2042	6.500%	1,771,000	1,985,656
06/15/2048	6.000%	570,000	615,085
EnLink Midstream Partners LP
07/15/2026	4.850%	1,890,000	1,876,955
Enterprise Products Operating LLC
03/15/2044	4.850%	2,160,000	2,293,955
Kinder Morgan Energy Partners LP
09/15/2020	5.300%	1,600,000	1,652,944
09/01/2039	6.500%	2,000,000	2,339,020
Kinder Morgan, Inc.
06/01/2045	5.550%	1,550,000	1,692,482
MPLX LP
06/01/2025	4.875%	1,200,000	1,278,035
04/15/2038	4.500%	1,320,000	1,253,889
03/01/2047	5.200%	1,130,000	1,149,576
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	3,360,000	3,384,296
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	3,800,000	4,177,158
Sunoco Logistics Partners Operations LP
01/15/2023	3.450%	4,665,000	4,681,188
Sunoco LP/Finance Corp.
02/15/2026	5.500%	3,010,000	2,983,045
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	2,050,000	2,017,979
Williams Companies, Inc. (The)
11/15/2020	4.125%	3,530,000	3,585,732
06/24/2024	4.550%	3,040,000	3,199,253
Total			48,252,445
Natural Gas 0.4%
NiSource Finance Corp.
02/01/2045	5.650%	1,870,000	2,167,407
Sempra Energy
10/01/2022	2.875%	1,830,000	1,801,692
06/15/2027	3.250%	2,160,000	2,065,303
02/01/2048	4.000%	1,150,000	1,053,912
Total			7,088,314
Office REIT 0.3%
Boston Properties LP
02/01/2026	3.650%	3,020,000	3,038,295
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	2,939,330
Total			5,977,625
Other Industry 0.3%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	6,140,000	6,075,444
Other REIT 0.1%
Hospitality Properties Trust
03/15/2024	4.650%	1,927,000	1,960,759
Packaging 0.4%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	1,590,000	1,586,647
Ball Corp.
11/15/2023	4.000%	860,000	866,030
Berry Global, Inc.
07/15/2023	5.125%	1,574,000	1,601,391
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	240,000	242,365

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	3,330,000	3,388,445
Total			7,684,878
Paper 0.0%
International Paper Co.
08/15/2047	4.400%	770,000	720,226
Pharmaceuticals 1.5%
AbbVie, Inc.
05/14/2025	3.600%	4,230,000	4,238,701
11/06/2042	4.400%	2,420,000	2,234,766
05/14/2045	4.700%	1,500,000	1,439,713
Allergan Finance LLC
10/01/2022	3.250%	3,980,000	3,978,913
Allergan Funding SCS
06/15/2024	3.850%	1,010,000	1,023,080
Amgen, Inc.
06/15/2051	4.663%	3,496,000	3,516,193
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	2,200,000	2,327,030
Celgene Corp.
08/15/2025	3.875%	2,240,000	2,293,852
Gilead Sciences, Inc.
03/01/2026	3.650%	5,580,000	5,690,836
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	2,000,000	1,974,844
Teva Pharmaceutical Finance III BV
10/01/2026	3.150%	2,540,000	2,077,880
Total			30,795,808
Property & Casualty 0.4%
Allstate Corp. (The)(e)
08/15/2053	5.750%	1,460,000	1,482,611
Berkshire Hathaway Finance Corp.
05/15/2022	3.000%	790,000	803,287
Chubb INA Holdings, Inc.
03/15/2025	3.150%	1,090,000	1,098,804
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	550,000	651,634
Markel Corp.
07/01/2022	4.900%	2,000,000	2,100,184
WR Berkley Corp.
03/15/2022	4.625%	1,860,000	1,942,389
Total			8,078,909
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.5%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	2,686,222
04/01/2045	4.150%	1,595,000	1,663,752
CSX Corp.
06/01/2027	3.250%	2,200,000	2,170,551
Union Pacific Corp.
09/15/2041	4.750%	2,150,000	2,312,804
11/15/2045	4.050%	1,000,000	980,913
Total			9,814,242
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	3,610,000	3,623,566
McDonald’s Corp.
05/26/2025	3.375%	2,880,000	2,925,058
Total			6,548,624
Retail REIT 0.2%
VEREIT Operating Partnership LP
06/01/2021	4.125%	4,500,000	4,555,116
Retailers 0.3%
Home Depot, Inc. (The)
02/15/2024	3.750%	1,360,000	1,427,284
04/01/2041	5.950%	3,010,000	3,859,058
Total			5,286,342
Technology 2.0%
Apple, Inc.
01/13/2025	2.750%	3,670,000	3,651,834
08/04/2026	2.450%	2,500,000	2,416,475
05/11/2027	3.200%	1,710,000	1,724,942
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	3,370,000	3,627,360
10/01/2026	4.900%	2,220,000	2,253,495
Fidelity National Information Services, Inc.
08/15/2026	3.000%	2,710,000	2,597,763
Microsoft Corp.
08/08/2036	3.450%	2,200,000	2,214,256
02/06/2047	4.250%	3,250,000	3,627,744
NXP BV/Funding LLC(a)
06/15/2020	4.125%	5,000,000	5,062,485
09/01/2022	3.875%	2,300,000	2,331,634
Oracle Corp.
10/15/2022	2.500%	1,630,000	1,622,029
Sensata Technologies BV(a)
10/01/2025	5.000%	2,030,000	2,073,844

18	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	1,130,000	1,197,648
Tencent Holdings Ltd.(a)
05/02/2019	3.375%	5,000,000	5,001,661
Total			39,403,170
Transportation Services 0.1%
FedEx Corp.
01/15/2047	4.400%	2,110,000	1,980,592
Wireless 0.5%
America Movil SAB de CV
07/16/2022	3.125%	1,745,000	1,756,020
American Tower Corp.
09/01/2020	5.050%	1,950,000	2,010,466
10/15/2026	3.375%	1,000,000	978,625
Crown Castle International Corp.
01/15/2023	5.250%	3,310,000	3,551,706
T-Mobile U.S.A., Inc.
02/01/2028	4.750%	2,800,000	2,776,827
Total			11,073,644
Wirelines 0.8%
AT&T, Inc.
08/15/2021	3.875%	3,080,000	3,156,178
03/01/2037	5.250%	1,800,000	1,893,679
11/15/2046	5.150%	2,465,000	2,520,845
Telefonica Emisiones SAU
02/16/2021	5.462%	2,410,000	2,520,833
Verizon Communications, Inc.
02/15/2025	3.376%	1,280,000	1,297,403
11/01/2041	4.750%	2,810,000	2,962,515
08/21/2054	5.012%	2,000,000	2,138,248
Total			16,489,701
Total Corporate Bonds & Notes (Cost $613,103,618)			621,302,117

Foreign Government Obligations(f) 2.4%

Argentina 0.1%
Argentine Republic Government International Bond
01/26/2027	6.875%	3,000,000	2,427,321
Canada 0.2%
CNOOC Nexen Finance ULC
04/30/2024	4.250%	2,170,000	2,267,179
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	1,040,000	1,020,438
Total			3,287,617
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,339,079
Colombia 0.1%
Colombia Government International Bond
01/18/2041	6.125%	1,420,000	1,677,592
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	2,400,000	2,529,939
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,000,000	1,048,100
Hungary 0.1%
Hungary Government International Bond
03/29/2041	7.625%	1,900,000	2,822,376
Indonesia 0.2%
Indonesia Government International Bond(a)
01/08/2026	4.750%	4,200,000	4,436,414
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,460,105
Mexico 0.8%
Mexico Government International Bond
01/21/2026	4.125%	4,000,000	4,082,640
Pemex Project Funding Master Trust
03/05/2020	6.000%	1,041,000	1,064,103
Petroleos Mexicanos
01/24/2022	4.875%	4,620,000	4,658,757
08/04/2026	6.875%	5,000,000	5,193,650
Total			14,999,150
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	780,000	1,052,262
Serbia 0.0%
Serbia International Bond(a)
09/28/2021	7.250%	200,000	217,310
Turkey 0.3%
QNB Finansbank AS(a)
04/30/2019	6.250%	6,900,000	6,908,354

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/2020	2.500%	2,000,000	1,990,476
Total Foreign Government Obligations (Cost $48,583,581)			48,196,095

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,209,256
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	651,142
Total			1,860,398
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,115,790
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	821,360
Total			1,937,150
Municipal Power 0.1%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,157,940
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,326,213
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,031,408
Total			2,357,621
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,413,380
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,659,427
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,029,630
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,432,161
State General Obligation 0.4%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	2,050,000	2,966,411
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,487,616
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	2,220,000	2,181,416
Total			7,635,443

20	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,227,780
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,758,957
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,915,076
Total			3,674,033
Water & Sewer 0.1%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,318,723
Total Municipal Bonds (Cost $27,772,993)			31,703,686

Residential Mortgage-Backed Securities - Agency 19.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	751,296	792,627
03/01/2034- 08/01/2038	5.500%	2,108,442	2,316,393
02/01/2038	6.000%	662,162	729,383
02/01/2043	3.000%	13,062,859	13,070,030
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.843% 07/01/2036	4.357%	1,711,977	1,799,652
12-month USD LIBOR + 1.860% Cap 9.972% 07/01/2036	4.510%	1,669,671	1,749,898
1-year CMT + 2.135% Cap 10.763% 10/01/2036	4.453%	1,413,582	1,483,695
1-year CMT + 2.254% Cap 10.119% 04/01/2037	4.584%	1,356,445	1,424,190
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.729% Cap 10.914% 02/01/2038	4.470%	673,833	704,869
12-month USD LIBOR + 1.820% Cap 10.856% 06/01/2038	4.506%	464,949	488,522
12-month USD LIBOR + 1.889% Cap 8.631% 07/01/2040	4.630%	351,835	368,087
12-month USD LIBOR + 1.799% Cap 9.141% 09/01/2040	4.140%	544,610	563,551
12-month USD LIBOR + 1.794% Cap 8.810% 02/01/2041	3.810%	520,129	534,422
12-month USD LIBOR + 1.880% Cap 7.543% 05/01/2041	4.234%	136,552	142,452
12-month USD LIBOR + 1.890% Cap 8.687% 07/01/2041	3.687%	898,541	919,982
12-month USD LIBOR + 1.833% Cap 9.282% 07/01/2041	4.084%	943,855	978,317
12-month USD LIBOR + 1.650% Cap 7.070% 12/01/2042	2.070%	2,917,174	2,980,880
12-month USD LIBOR + 1.651% Cap 7.321% 02/01/2043	2.320%	3,398,854	3,387,990
12-month USD LIBOR + 1.640% Cap 6.991% 02/01/2043	4.700%	474,592	491,146
12-month USD LIBOR + 1.650% Cap 6.840% 06/01/2043	4.274%	367,131	379,291
Federal National Mortgage Association
09/01/2022- 05/01/2039	6.500%	622,709	710,009
07/01/2031- 01/01/2042	5.000%	18,466,360	19,784,913
04/01/2033- 01/01/2039	5.500%	8,564,324	9,399,853
07/01/2033- 02/01/2049	4.500%	41,190,154	43,236,398
12/01/2033- 09/01/2037	6.000%	4,013,010	4,422,214
10/01/2040- 11/01/2045	4.000%	31,689,487	32,874,835
12/01/2040- 04/01/2048	3.500%	84,154,931	85,744,859
11/01/2046- 04/01/2048	3.000%	55,367,976	55,172,875

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Cap 11.190% 06/01/2035	4.236%	900,188	930,716
6-month USD LIBOR + 1.565% Cap 11.196% 06/01/2035	4.240%	2,057,652	2,128,071
6-month USD LIBOR + 1.565% Cap 11.193% 06/01/2035	4.253%	1,029,976	1,065,245
6-month USD LIBOR + 1.565% Cap 11.211% 06/01/2035	4.266%	979,929	1,011,402
1-year CMT + 2.195% Cap 9.634% 03/01/2038	4.522%	1,693,735	1,776,824
12-month USD LIBOR + 1.761% Cap 8.999% 03/01/2040	4.691%	566,952	595,249
12-month USD LIBOR + 1.790% Cap 8.964% 08/01/2040	3.616%	563,306	581,043
12-month USD LIBOR + 1.768% Cap 8.892% 10/01/2040	3.914%	1,047,105	1,079,951
12-month USD LIBOR + 1.750% Cap 8.138% 08/01/2041	4.500%	830,688	864,391
12-month USD LIBOR + 1.818% Cap 8.388% 09/01/2041	3.319%	566,175	576,577
12-month USD LIBOR + 1.610% Cap 8.204% 03/01/2047	3.185%	6,176,765	6,243,374
12-month USD LIBOR + 1.610% Cap 8.180% 04/01/2047	3.174%	6,093,762	6,166,146
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	2.786%	1,068,405	1,067,819
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	5.736%	1,972,000	2,136,063
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	7,978,907	8,539,632
02/15/2040- 06/15/2041	4.500%	18,546,925	19,588,786
07/15/2040- 11/20/2040	4.000%	8,948,960	9,314,183
04/20/2042- 03/20/2043	3.500%	24,620,831	25,278,493
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/20/2046- 02/20/2047	2.500%	23,181,767	22,698,774
Total Residential Mortgage-Backed Securities - Agency (Cost $398,460,442)			398,294,072

Residential Mortgage-Backed Securities - Non-Agency 8.2%

Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2005-6 Class 1A1
08/25/2035	4.437%	2,305,835	2,093,666
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	4.950%	2,587,738	2,610,218
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,620,576	1,693,382
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2005-4 Class A
08/25/2035	4.483%	2,108,627	2,138,391
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% Floor 2.150%, Cap 9.682% 09/25/2035	4.240%	1,503,093	1,524,127
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	487,816	495,381
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	142,612	144,073
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2005-3 Class 1A1
07/25/2035	5.389%	2,172,811	2,239,893
Credit Suisse First Boston Mortgage-Backed Trust(c)
CMO Series 2004-AR6 Class 2A1
10/25/2034	4.207%	791,124	793,103
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	5.086%	5,525,000	5,792,286
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	5.086%	3,183,880	3,304,883
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	8.386%	5,678,659	6,424,586

22	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	5.486%	2,755,000	2,907,162
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	4.686%	5,400,000	5,465,967
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	5.286%	8,200,000	8,474,015
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	4.286%	3,500,000	3,416,763
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR3 Class 4A1
08/25/2035	4.388%	550,586	553,967
CMO Series 2006-AR4 Class 1A2
01/25/2037	4.683%	2,710,136	2,406,791
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	1,412,334	1,416,891
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
09/25/2035	4.521%	1,491,365	1,519,820
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	1,328,554	1,381,403
JPMorgan Mortgage Trust(c)
CMO Series 2005-A4 Class 1A1
07/25/2035	4.327%	729,946	733,953
CMO Series 2005-A4 Class 2A1
07/25/2035	4.132%	594,006	592,936
CMO Series 2005-S2 Class 3A1
02/25/2032	7.164%	236,772	241,867
CMO Series 2006-A3 Class 7A1
04/25/2035	4.688%	822,036	829,954
CMO Series 2006-A4 Class 3A1
06/25/2036	4.136%	2,453,251	2,168,354
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	3,927,850	4,208,206
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	4.467%	927,765	953,270
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	4.447%	1,561,964	1,587,618
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	5,001,373	5,111,026
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% Floor 1.500% 06/25/2057	3.986%	7,369,730	7,492,075
Sequoia Mortgage Trust(a)
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	4,079,922	4,143,998
Sequoia Mortgage Trust(a),(c)
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	2,410,329	2,440,761
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	4.468%	1,971,724	1,982,102
Thornburg Mortgage Securities Trust(c)
CMO Series 2006-4 Class A2B
07/25/2036	4.721%	2,205,556	2,124,810
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	8,000,000	7,863,099
CMO Series 2018-4 Class A1
06/25/2058	3.000%	4,716,467	4,634,191
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	224,820	224,901
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR7 Class A3
08/25/2035	4.103%	2,896,417	2,924,217
Wells Fargo Mortgage-Backed Securities(c)
CMO Series 2005-AR4 Class 2A1
04/25/2035	5.086%	1,481,044	1,499,224
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	577,219	588,195
CMO Series 2005-17 Class 1A1
01/25/2036	5.500%	82,608	81,045
CMO Series 2005-17 Class 2A1
01/25/2036	5.500%	1,592,848	1,605,519
CMO Series 2005-18 Class 1A1
01/25/2036	5.500%	1,226,706	1,218,950
CMO Series 2005-9 Class 1A11
10/25/2035	5.500%	578,608	584,628
CMO Series 2006-10 Class A4
08/25/2036	6.000%	413,595	410,541
CMO Series 2006-13 Class A5
10/25/2036	6.000%	2,148,555	2,118,697

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	878,812	874,331
CMO Series 2006-8 Class A10
07/25/2036	6.000%	1,425,410	1,424,485
CMO Series 2006-8 Class A15
07/25/2036	6.000%	2,083,650	2,082,298
CMO Series 2006-8 Class A9
07/25/2036	6.000%	1,798,918	1,797,752
CMO Series 2007-11 Class A3
08/25/2037	6.000%	470,880	469,001
CMO Series 2007-11 Class A36
08/25/2037	6.000%	1,830,488	1,823,186
CMO Series 2007-13 Class A1
09/25/2037	6.000%	1,897,638	1,887,173
CMO Series 2007-14 Class 2A2
10/25/2022	5.500%	220,467	223,506
CMO Series 2007-15 Class A1
11/25/2037	6.000%	798,224	796,006
CMO Series 2007-16 Class 1A1
12/28/2037	6.000%	202,365	200,790
CMO Series 2007-4 Class A15
04/25/2037	6.000%	824,180	822,728
CMO Series 2007-7 Class A1
06/25/2037	6.000%	1,175,133	1,183,201
CMO Series 2008-1 Class 4A1
02/25/2038	5.750%	823,864	861,992
Series 2006-6 Class 1A16
05/25/2036	5.750%	4,212,097	4,085,760
Series 2007-10 Class 2A9
07/25/2037	6.000%	3,429,483	3,306,088
Series 2007-12 Class A7
09/25/2037	5.500%	843,808	848,019
Series 2007-8 Class 2A2
07/25/2037	6.000%	2,100,318	2,078,610
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-A Class A1
02/25/2034	5.015%	282,942	293,174
CMO Series 2004-Z Class 2A2
12/25/2034	4.976%	1,213,491	1,236,877
CMO Series 2005-AR12 Class 2A6
06/25/2035	4.881%	1,749,269	1,794,538
CMO Series 2005-AR16 Class 3A2
03/25/2035	4.974%	1,728,399	1,759,660
CMO Series 2006-AR10 Class 1A1
07/25/2036	4.704%	901,815	905,865
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR10 Class 2A1
07/25/2036	4.658%	872,253	881,228
CMO Series 2006-AR10 Class 4A1
07/25/2036	5.178%	2,952,222	2,966,931
CMO Series 2006-AR10 Class 5A6
07/25/2036	4.542%	1,249,829	1,252,951
CMO Series 2006-AR12 Class 1A1
09/25/2036	4.712%	1,270,352	1,250,089
CMO Series 2006-AR14 Class 2A1
10/25/2036	4.753%	1,605,779	1,587,759
CMO Series 2006-AR16 Class A1
10/25/2036	4.699%	2,694,053	2,658,204
CMO Series 2006-AR19 Class A1
12/25/2036	4.861%	3,316,852	3,251,247
CMO Series 2006-AR2 Class 2A3
03/25/2036	4.955%	838,819	851,294
CMO Series 2006-AR5 Class 2A1
04/25/2036	5.081%	1,860,235	1,849,208
CMO Series 2006-AR7 Class 2A1
05/25/2036	4.420%	1,386,403	1,420,340
CMO Series 2007-AR10 Class 1A1
01/25/2038	4.913%	347,402	332,923
CMO Series 2007-AR7 Class A1
12/28/2037	4.772%	566,550	555,608
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $163,678,025)			164,773,727

Treasury Bills 0.4%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.4%
U.S. Treasury Bills
01/30/2020	2.380%	8,000,000	7,843,020
Total Treasury Bills (Cost $7,832,720)			7,843,020

U.S. Treasury Obligations 16.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(g)
05/31/2020	2.500%	5,000,000	5,006,792
U.S. Treasury
09/15/2021	2.750%	40,000,000	40,470,077
12/15/2021	2.625%	43,000,000	43,429,567
01/31/2022	1.875%	15,000,000	14,848,968
03/15/2022	2.375%	30,000,000	30,129,529
11/30/2022	2.000%	22,000,000	21,820,313

24	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/29/2024	2.375%	5,000,000	5,032,939
02/28/2026	2.500%	3,000,000	3,033,754
11/15/2028	3.125%	63,400,000	67,257,996
05/15/2042	3.000%	16,700,000	17,374,399
11/15/2044	3.000%	22,000,000	22,813,943
02/15/2045	2.500%	23,000,000	21,699,024
05/15/2045	3.000%	11,000,000	11,413,484
11/15/2045	3.000%	8,000,000	8,303,186
11/15/2048	3.375%	20,000,000	22,265,397
Total U.S. Treasury Obligations (Cost $331,239,546)			334,899,368
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(h),(i)	51,696,914	51,691,744
Total Money Market Funds (Cost $51,691,744)		51,691,744
Total Investments in Securities (Cost: $1,986,338,794)		1,999,906,213
Other Assets & Liabilities, Net		17,924,081
Net Assets		2,017,830,294

At March 31, 2019, securities and/or cash totaling $3,386,519 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,552,894,036 CLP	9,781,461 USD	Goldman Sachs	06/19/2019	152,298	—
143,169,436,687 IDR	9,913,408 USD	Goldman Sachs	06/19/2019	—	(13,818)
41,785,378 MYR	10,223,973 USD	Goldman Sachs	06/19/2019	—	(17,039)
134,316,734 NOK	15,779,472 USD	Goldman Sachs	06/19/2019	158,881	—
33,187,968 PEN	10,005,719 USD	Goldman Sachs	06/19/2019	37,294	—
518,780,700 PHP	9,872,323 USD	Goldman Sachs	06/19/2019	95,433	—
228,893,096 PLN	60,124,900 USD	Goldman Sachs	06/19/2019	359,213	—
325,577,645 SEK	35,046,674 USD	Goldman Sachs	06/19/2019	—	(180,541)
319,747,211 THB	10,094,624 USD	Goldman Sachs	06/19/2019	—	(1,595)
25,539,241 USD	34,204,195 CAD	Goldman Sachs	06/19/2019	106,548	—
5,038,858 USD	6,676,245 CAD	Goldman Sachs	06/19/2019	—	(33,110)
9,626,699 USD	6,552,894,036 CLP	Goldman Sachs	06/19/2019	2,464	—
9,940,251 USD	143,169,436,687 IDR	Goldman Sachs	06/19/2019	—	(13,026)
20,355,737 USD	83,116,545 MYR	Goldman Sachs	06/19/2019	14,967	—
30,541,633 USD	264,161,099 NOK	Goldman Sachs	06/19/2019	179,427	—
19,833,225 USD	169,780,539 NOK	Goldman Sachs	06/19/2019	—	(88,312)
9,811,455 USD	518,780,700 PHP	Goldman Sachs	06/19/2019	—	(34,565)
15,333,147 USD	57,667,453 PLN	Goldman Sachs	06/19/2019	—	(275,747)
60,018,785 USD	560,860,544 SEK	Goldman Sachs	06/19/2019	665,833	—
10,094,624 USD	319,747,211 THB	Goldman Sachs	06/19/2019	1,595	—
19,632,978 EUR	22,353,511 USD	JPMorgan	06/19/2019	182,385	—
229,025,509 CZK	10,008,325 USD	UBS	06/19/2019	33,611	—
5,632,612,239 HUF	20,169,680 USD	UBS	06/19/2019	384,854	—
14,934,579 NZD	10,218,090 USD	UBS	06/19/2019	32,137	—
10,070,154 USD	229,025,509 CZK	UBS	06/19/2019	—	(95,440)
10,247,511 USD	14,934,579 NZD	UBS	06/19/2019	—	(61,558)
Total				2,406,940	(814,751)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	275	06/2019	USD	41,155,469	1,074,089	—
U.S. Treasury 2-Year Note	1,501	06/2019	USD	319,853,719	1,128,354	—
U.S. Treasury 5-Year Note	12	06/2019	USD	1,389,938	11,406	—
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	25

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	21	06/2019	USD	2,788,406	59,661	—
U.S. Ultra Treasury Bond	142	06/2019	USD	23,856,000	921,486	—
Total					3,194,996	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Goldman Sachs	12/20/2023	5.000	Quarterly	USD	24,500,000	(241,103)	—	—	—	(241,103)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $410,397,895, which represents 20.34% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(f)	Principal and interest may not be guaranteed by the government.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	80,454,518	246,890,800	(275,648,404)	51,696,914	—	—	431,584	51,691,744
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
CAD	Canada Dollar
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
26	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Currency Legend  (continued)
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	27

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	161,301,506	—	—	161,301,506
Commercial Mortgage-Backed Securities - Non-Agency	—	179,900,878	—	—	179,900,878
Corporate Bonds & Notes	—	621,302,117	—	—	621,302,117
Foreign Government Obligations	—	48,196,095	—	—	48,196,095
Municipal Bonds	—	31,703,686	—	—	31,703,686
Residential Mortgage-Backed Securities - Agency	—	398,294,072	—	—	398,294,072
Residential Mortgage-Backed Securities - Non-Agency	—	164,773,727	—	—	164,773,727
Treasury Bills	7,843,020	—	—	—	7,843,020
U.S. Treasury Obligations	334,899,368	—	—	—	334,899,368
Money Market Funds	—	—	—	51,691,744	51,691,744
Total Investments in Securities	342,742,388	1,605,472,081	—	51,691,744	1,999,906,213
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,406,940	—	—	2,406,940
Futures Contracts	3,194,996	—	—	—	3,194,996
Liability
Forward Foreign Currency Exchange Contracts	—	(814,751)	—	—	(814,751)
Swap Contracts	—	(241,103)	—	—	(241,103)
Total	345,937,384	1,606,823,167	—	51,691,744	2,004,452,295
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
28	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – AQR International Core Equity Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Australia 6.5%
AGL Energy Ltd.	121,111	1,872,108
Alumina Ltd.	766,301	1,319,654
Aurizon Holdings Ltd.	2,099,594	6,787,950
BHP Group Ltd.	688,126	18,808,779
BlueScope Steel Ltd.	2,954,257	29,322,474
Brambles Ltd.	228,861	1,913,256
Caltex Australia Ltd.	501,815	9,335,871
CIMIC Group Ltd.	119,021	4,088,282
Dexus Property Group	315,714	2,857,377
Flight Centre Travel Group Ltd.	74,356	2,221,261
Fortescue Metals Group Ltd.	645,791	3,268,441
Goodman Group	233,344	2,212,972
GPT Group (The)	224,713	991,218
LendLease Group	268,581	2,363,300
Mirvac Group	6,290,752	12,288,401
Newcrest Mining Ltd.	936,848	16,966,341
Origin Energy Ltd.	1,770,884	9,065,160
Rio Tinto Ltd.	68,654	4,781,182
Santos Ltd.	2,165,541	10,485,048
Scentre Group	745,361	2,175,778
South32 Ltd.	10,821,390	28,739,338
Stockland	403,495	1,103,668
Vicinity Centres	656,722	1,212,548
Washington H Soul Pattinson & Co., Ltd.	67,883	1,270,349
Woodside Petroleum Ltd.	964,136	23,669,570
Total		199,120,326
Belgium 0.6%
Ageas	99,446	4,796,804
KBC Group NV	46,342	3,237,573
UCB SA	133,409	11,457,325
Total		19,491,702
Denmark 2.7%
Danske Bank A/S	198,827	3,489,346
H Lundbeck A/S	139,090	6,018,860
Novo Nordisk A/S, Class B	931,636	48,769,718
Ørsted A/S	110,098	8,344,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Pandora A/S	333,050	15,593,110
Total		82,215,150
Finland 1.7%
Fortum OYJ	165,589	3,386,213
Neste OYJ	175,832	18,737,762
Nokia OYJ	2,056,826	11,706,962
Orion Oyj, Class B	119,497	4,479,810
Sampo OYJ, Class A	284,721	12,906,383
UPM-Kymmene OYJ	65,344	1,905,791
Total		53,122,921
France 10.3%
AtoS	89,945	8,677,041
AXA SA	959,448	24,140,536
BNP Paribas SA	250,393	11,968,229
Bouygues SA	71,681	2,561,001
Capgemini SE	78,084	9,468,560
CNP Assurances	104,771	2,305,878
Credit Agricole SA	190,766	2,304,692
Dassault Systemes	49,812	7,417,622
Eiffage SA	63,025	6,056,017
Electricite de France SA	1,402,959	19,184,252
Engie SA	1,193,427	17,778,296
Eutelsat	66,276	1,159,412
Gecina SA	7,424	1,097,614
Hermes International	12,870	8,491,800
Ipsen SA	73,420	10,064,258
Kering SA	2,216	1,270,740
L’Oreal SA	9,582	2,577,517
Pernod Ricard SA	107,329	19,263,414
Peugeot SA	609,457	14,862,737
Sanofi	552,716	48,819,535
Sartorius Stedim Biotech	19,175	2,428,430
Schneider Electric SE	106,790	8,378,232
SES SA FDR	823,720	12,811,373
Societe BIC SA	21,012	1,872,654
Societe Generale SA	182,453	5,275,284
Suez	112,810	1,494,492
CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019	29

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Total SA	694,523	38,580,110
Unibail-Rodamco-Westfield	30,682	5,029,780
Veolia Environnement SA	120,233	2,687,987
VINCI SA	156,560	15,229,873
Total		313,257,366
Germany 8.6%
Adidas AG	70,617	17,157,891
Allianz SE, Registered Shares	237,747	52,879,842
Covestro AG	336,961	18,528,879
Deutsche Boerse AG	32,456	4,161,380
Deutsche Wohnen SE	59,493	2,885,010
E.ON SE	4,394,707	48,863,819
Fresenius Medical Care AG & Co. KGaA	211,443	17,053,691
Fresenius SE & Co. KGaA	70,575	3,939,376
Hochtief AG	17,355	2,511,369
KION Group AG	19,716	1,030,404
SAP SE	581,002	67,129,134
Siemens Healthineers AG	131,180	5,466,667
Vonovia SE	81,628	4,232,191
Wirecard AG	127,282	15,948,372
Total		261,788,025
Hong Kong 3.0%
CK Asset Holdings Ltd.	2,219,000	19,761,964
CLP Holdings Ltd.	979,500	11,360,825
Henderson Land Development Co., Ltd.	1,146,000	7,293,547
HKT Trust & HKT Ltd.	4,306,000	6,922,556
Hong Kong Exchanges and Clearing Ltd.	198,500	6,935,298
Kerry Properties Ltd.	911,000	4,072,919
Link REIT (The)	152,500	1,785,419
New World Development Co., Ltd.	1,588,000	2,635,625
Sino Land Co., Ltd.	4,141,336	8,018,751
SJM Holdings Ltd.	2,187,000	2,500,097
Sun Hung Kai Properties Ltd.	504,000	8,664,124
Swire Properties Ltd.	910,400	3,918,257
Wharf Holdings Ltd. (The)	1,645,000	4,972,948
Yue Yuen Industrial Holdings Ltd.	557,000	1,917,616
Total		90,759,946
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 3.2%
Assicurazioni Generali SpA	47,627	881,522
Enel SpA	8,546,186	54,682,461
ENI SpA	1,896,476	33,514,626
Intesa Sanpaolo SpA	2,496,956	6,080,887
UniCredit SpA	218,622	2,802,595
Total		97,962,091
Japan 22.2%
AGC, Inc.	148,800	5,226,669
Aisin Seiki Co., Ltd.	164,700	5,896,104
Alfresa Holdings Corp.	109,300	3,114,697
Alps Electric Co., Ltd.	504,500	10,548,085
ANA Holdings, Inc.	135,800	4,982,199
Astellas Pharma, Inc.	2,624,500	39,435,170
Bandai Namco Holdings, Inc.	196,500	9,225,864
Brother Industries Ltd.	171,400	3,183,348
Chubu Electric Power Co., Inc.	63,800	997,394
Concordia Financial Group Ltd.	226,400	875,343
Daicel Corp.	188,400	2,051,848
Dai-ichi Life Holdings, Inc.	833,700	11,606,215
Daikin Industries Ltd.	20,400	2,397,912
Dainippon Sumitomo Pharma Co., Ltd.	410,200	10,180,788
Daiwa House Industry Co., Ltd.	96,000	3,057,372
East Japan Railway Co.	19,400	1,873,382
Eisai Co., Ltd.	55,900	3,145,317
Fuji Electric Co., Ltd.	323,400	9,207,491
FUJIFILM Holdings Corp.	76,800	3,498,091
Fujitsu Ltd.	226,500	16,380,390
Hitachi High-Technologies Corp.	231,300	9,503,970
Hitachi Ltd.	949,400	30,846,603
Hoshizaki Corp.	47,600	2,954,838
Hoya Corp.	202,200	13,393,175
ITOCHU Corp.	601,400	10,899,641
Japan Airlines Co., Ltd.	1,287,900	45,385,022
Japan Post Holdings Co., Ltd.	609,500	7,133,505
JFE Holdings, Inc.	603,900	10,278,871
JTEKT Corp.	136,000	1,679,339
JXTG Holdings, Inc.	1,443,000	6,587,210
Kajima Corp.	138,700	2,051,752

30	CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kamigumi Co., Ltd.	467,400	10,840,566
Kirin Holdings Co., Ltd.	83,700	2,002,411
Konica Minolta, Inc.	160,400	1,581,568
Kose Corp.	67,900	12,514,726
Kyocera Corp.	60,300	3,550,636
Marubeni Corp.	1,755,000	12,168,124
Mazda Motor Corp.	1,017,400	11,407,000
Mitsubishi Corp.	540,800	15,056,537
Mitsubishi Electric Corp.	112,300	1,448,939
Mitsubishi Estate Co., Ltd.	210,500	3,819,506
Mitsubishi Gas Chemical Co., Inc.	314,100	4,499,032
Mitsubishi Motors Corp.	1,244,800	6,632,499
Mitsubishi UFJ Financial Group, Inc.	930,700	4,603,051
Mitsui & Co., Ltd.	926,800	14,421,416
Mitsui Chemicals, Inc.	51,800	1,254,606
Mitsui Fudosan Co., Ltd.	150,500	3,791,328
Nikon Corp.	895,600	12,662,564
Nippon Express Co., Ltd.	94,200	5,252,229
Nippon Prologis REIT, Inc.	602	1,281,689
Nippon Telegraph & Telephone Corp.	620,800	26,465,383
Nitto Denko Corp.	28,300	1,491,670
Nomura Research Institute Ltd.	33,500	1,525,911
NTT DoCoMo, Inc.	226,800	5,026,712
Obayashi Corp.	91,700	924,215
Olympus Corp.	369,600	4,020,961
ORIX Corp.	120,200	1,726,987
Panasonic Corp.	776,400	6,694,198
Pola Orbis Holdings, Inc.	58,100	1,858,402
Resona Holdings, Inc.	3,093,200	13,399,981
Ryohin Keikaku Co., Ltd.	10,100	2,563,732
Sekisui Chemical Co., Ltd.	88,900	1,432,511
SG Holdings Co., Ltd.	203,300	5,930,802
Shimadzu Corp.	38,900	1,129,066
Shimamura Co., Ltd.	16,800	1,423,829
Shinsei Bank Ltd.	622,000	8,850,833
Shionogi & Co., Ltd.	467,000	28,992,104
SoftBank Corp.	354,200	3,990,489
SoftBank Group Corp.	221,900	21,630,083
Sompo Holdings, Inc.	28,200	1,044,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Sony Corp.	626,600	26,455,813
Stanley Electric Co., Ltd.	48,500	1,306,959
Subaru Corp.	107,900	2,463,647
Sumitomo Corp.	1,018,600	14,122,167
Sumitomo Heavy Industries Ltd.	336,500	10,936,166
Sumitomo Mitsui Financial Group, Inc.	342,500	11,993,911
Sumitomo Mitsui Trust Holdings, Inc.	80,400	2,889,505
Sumitomo Realty & Development Co., Ltd.	59,500	2,468,676
Sundrug Co., Ltd.	74,100	2,045,042
Suzuken Co., Ltd.	79,600	4,617,178
Sysmex Corp.	43,200	2,616,908
Taiheiyo Cement Corp.	188,900	6,309,058
Taisei Corp.	162,500	7,559,952
Taisho Pharmaceutical Holdings Co., Ltd.	31,100	2,971,072
Teijin Ltd.	66,300	1,096,338
THK Co., Ltd.	146,500	3,638,527
Tokyo Electric Power Co. Holdings, Inc.(a)	1,324,900	8,381,461
Tokyo Gas Co., Ltd.	48,300	1,307,468
Tosoh Corp.	204,500	3,190,857
Toyota Motor Corp.	51,900	3,057,470
Toyota Tsusho Corp.	83,800	2,738,073
Total		678,674,479
Macau 0.2%
Wynn Macau Ltd.	2,118,400	5,002,914
Netherlands 3.4%
ING Groep NV	655,105	7,924,776
Koninklijke Ahold Delhaize NV	1,873,007	49,847,320
Koninklijke Philips NV	320,898	13,072,217
NN Group NV	68,251	2,835,038
Unilever NV-CVA	389,048	22,597,553
Wolters Kluwer NV	91,742	6,246,735
Total		102,523,639
Singapore 1.1%
Ascendas Real Estate Investment Trust	668,600	1,437,079
ComfortDelGro Corp., Ltd.	5,980,500	11,366,811
Genting Singapore Ltd.	5,365,600	4,127,341
United Overseas Bank Ltd.	93,697	1,748,143

CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019	31

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Yangzijiang Shipbuilding Holdings Ltd.	13,231,300	14,692,820
Total		33,372,194
Spain 3.7%
ACS Actividades de Construccion y Servicios SA	95,122	4,178,495
Amadeus IT Group SA, Class A	97,969	7,846,628
Banco Bilbao Vizcaya Argentaria SA	3,361,732	19,205,824
CaixaBank SA	279,576	873,103
Endesa SA	935,464	23,862,378
Iberdrola SA	4,730,169	41,525,292
International Consolidated Airlines Group SA	1,312,707	8,735,045
Red Electrica Corp. SA	354,449	7,554,462
Total		113,781,227
Sweden 3.5%
Alfa Laval AB	39,921	916,303
Essity AB, Class B	118,371	3,413,385
Investor AB, Class B	77,651	3,496,980
Lundin Petroleum AB	39,752	1,345,975
Sandvik AB	604,620	9,819,799
Skandinaviska Enskilda Banken AB, Class A	535,203	4,632,865
Skanska AB, Class B	167,956	3,051,183
Swedbank AB, Class A	179,286	2,532,909
Swedish Match AB	778,422	39,677,561
Telefonaktiebolaget LM Ericsson, Class B	1,950,782	17,923,031
Telia Co. AB	2,275,627	10,267,772
Volvo AB, B Shares	697,206	10,798,583
Total		107,876,346
Switzerland 9.6%
Adecco Group AG, Registered Shares	27,930	1,489,974
Baloise Holding AG, Registered Shares	5,903	975,188
Barry Callebaut AG	556	1,003,955
Coca-Cola HBC AG	52,596	1,791,370
Nestlé SA, Registered Shares	706,639	67,346,263
Novartis AG, Registered Shares	672,591	64,695,723
Roche Holding AG, Genusschein Shares	311,064	85,704,653
Sonova Holding AG	162,899	32,228,072
Swiss Life Holding AG, Registered Shares	7,231	3,184,327
UBS AG	117,314	1,422,023
Common Stocks (continued)
Issuer	Shares	Value ($)
Zurich Insurance Group AG	96,441	31,922,625
Total		291,764,173
United Kingdom 16.1%
Anglo American PLC	1,459,656	39,039,673
Antofagasta PLC	818,214	10,294,493
Associated British Foods PLC	94,577	3,004,404
AstraZeneca PLC	28,278	2,259,562
Aviva PLC	2,489,554	13,372,147
Barclays Bank PLC	16,955,268	34,158,577
BHP Group PLC	2,308,215	55,575,087
BP PLC	7,442,952	54,141,382
BT Group PLC	1,030,062	2,991,106
Burberry Group PLC	1,214,185	30,908,753
Centrica PLC	16,041,970	23,860,786
Direct Line Insurance Group PLC	1,942,174	8,929,431
GlaxoSmithKline PLC	338,224	7,034,219
Glencore PLC	2,067,350	8,561,183
Linde PLC	49,321	8,630,832
Lloyds Banking Group PLC	13,135,119	10,630,806
London Stock Exchange Group PLC	52,786	3,266,365
Meggitt PLC	133,360	873,337
National Grid PLC	577,274	6,396,913
Rio Tinto PLC	1,016,159	59,041,153
Royal Bank of Scotland Group PLC	569,574	1,832,348
Royal Dutch Shell PLC, Class A	1,173,340	36,883,500
Royal Dutch Shell PLC, Class B	789,013	24,951,335
RSA Insurance Group PLC	350,615	2,318,911
Segro PLC	205,640	1,803,606
Standard Life Aberdeen PLC	3,479,296	11,961,179
Unilever PLC	204,661	11,715,340
Vodafone Group PLC	8,347,908	15,200,076
Total		489,636,504
Total Common Stocks (Cost $2,890,144,020)		2,940,349,003

32	CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, March 31, 2019 (Unaudited)
Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Germany 0.1%
Porsche Automobil Holding SE	25,531	1,602,089
Total Preferred Stocks (Cost $2,357,376)		1,602,089

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	68,068,447	68,061,640
Total Money Market Funds (Cost $68,061,640)		68,061,640
Total Investments in Securities (Cost $2,960,563,036)		3,010,012,732
Other Assets & Liabilities, Net		40,437,094
Net Assets		$3,050,449,826
At March 31, 2019, securities and/or cash totaling $3,029,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	612	06/2019	USD	57,111,840	1,203,905	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	68,812,009	26,465,015	(27,208,577)	68,068,447	—	—	439,076	68,061,640
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019	33

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	199,120,326	—	—	199,120,326
Belgium	—	19,491,702	—	—	19,491,702
Denmark	—	82,215,150	—	—	82,215,150
Finland	—	53,122,921	—	—	53,122,921
France	—	313,257,366	—	—	313,257,366
Germany	—	261,788,025	—	—	261,788,025
Hong Kong	—	90,759,946	—	—	90,759,946
Italy	—	97,962,091	—	—	97,962,091
34	CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Japan	—	678,674,479	—	—	678,674,479
Macau	—	5,002,914	—	—	5,002,914
Netherlands	—	102,523,639	—	—	102,523,639
Singapore	—	33,372,194	—	—	33,372,194
Spain	—	113,781,227	—	—	113,781,227
Sweden	—	107,876,346	—	—	107,876,346
Switzerland	—	291,764,173	—	—	291,764,173
United Kingdom	—	489,636,504	—	—	489,636,504
Total Common Stocks	—	2,940,349,003	—	—	2,940,349,003
Preferred Stocks
Germany	—	1,602,089	—	—	1,602,089
Total Preferred Stocks	—	1,602,089	—	—	1,602,089
Money Market Funds	—	—	—	68,061,640	68,061,640
Total Investments in Securities	—	2,941,951,092	—	68,061,640	3,010,012,732
Investments in Derivatives
Asset
Futures Contracts	1,203,905	—	—	—	1,203,905
Total	1,203,905	2,941,951,092	—	68,061,640	3,011,216,637
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019	35

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.9%
Hotels, Resorts & Cruise Lines 0.9%
Hilton Worldwide Holdings, Inc.	52,470	4,360,782
Total Hotels, Resorts & Cruise Lines		4,360,782
Total Consumer Discretionary		4,360,782
Real Estate 98.2%
Diversified REITs 9.1%
Alexander & Baldwin, Inc.	59,200	1,506,048
Empire State Realty Trust, Inc., Class A	439,460	6,943,468
Liberty Property Trust	79,700	3,859,074
STORE Capital Corp.	224,790	7,530,465
VEREIT, Inc.	1,772,030	14,831,891
WP Carey, Inc.	134,144	10,507,500
Total Diversified REITs		45,178,446
Health Care REITs 10.5%
HCP, Inc.	467,260	14,625,238
Healthcare Trust of America, Inc., Class A	356,280	10,186,045
Sabra Health Care REIT, Inc.	231,200	4,501,464
Ventas, Inc.	353,500	22,556,835
Total Health Care REITs		51,869,582
Hotel & Resort REITs 4.3%
Chesapeake Lodging Trust	129,930	3,613,353
Host Hotels & Resorts, Inc.	289,500	5,471,550
Park Hotels & Resorts, Inc.	230,390	7,160,521
Sunstone Hotel Investors, Inc.	361,790	5,209,776
Total Hotel & Resort REITs		21,455,200
Industrial REITs 9.7%
Americold Realty Trust	161,900	4,939,569
Duke Realty Corp.	333,610	10,201,794
ProLogis, Inc.	374,570	26,950,311
STAG Industrial, Inc.	193,790	5,745,874
Total Industrial REITs		47,837,548
Office REITs 11.6%
Alexandria Real Estate Equities, Inc.	76,788	10,946,897
Boston Properties, Inc.	78,460	10,504,225
Brandywine Realty Trust	190,134	3,015,525
Columbia Property Trust, Inc.	182,828	4,115,458
Common Stocks (continued)
Issuer	Shares	Value ($)
Highwoods Properties, Inc.	51,410	2,404,960
JBG SMITH Properties	72,610	3,002,424
Kilroy Realty Corp.	166,182	12,623,185
Mack-Cali Realty Corp.	278,651	6,186,052
Vornado Realty Trust	66,030	4,453,063
Total Office REITs		57,251,789
Residential REITs 19.7%
American Homes 4 Rent, Class A	529,470	12,029,558
AvalonBay Communities, Inc.	110,910	22,262,964
Camden Property Trust	110,820	11,248,230
Equity Residential	247,370	18,631,908
Essex Property Trust, Inc.	19,087	5,520,724
Invitation Homes, Inc.	342,890	8,342,514
Sun Communities, Inc.	119,557	14,169,896
UDR, Inc.	117,450	5,339,277
Total Residential REITs		97,545,071
Retail REITs 15.3%
Brixmor Property Group, Inc.	306,330	5,627,282
Federal Realty Investment Trust	28,563	3,937,410
Kite Realty Group Trust	72,150	1,153,678
Macerich Co. (The)	166,880	7,234,248
Realty Income Corp.	136,290	10,025,492
Regency Centers Corp.	106,640	7,197,134
Retail Opportunity Investments Corp.	110,885	1,922,746
Retail Properties of America, Inc., Class A	518,390	6,319,174
Simon Property Group, Inc.	141,192	25,726,594
Taubman Centers, Inc.	89,270	4,720,598
Urban Edge Properties	109,251	2,075,769
Total Retail REITs		75,940,125
Specialized REITs 18.0%
Coresite Realty Corp.	22,379	2,395,000
Crown Castle International Corp.	16,190	2,072,320
CubeSmart	307,400	9,849,096
CyrusOne, Inc.	213,990	11,221,636
Equinix, Inc.	53,860	24,407,197
Extra Space Storage, Inc.	71,810	7,318,157
Iron Mountain, Inc.	299,400	10,616,724
36	CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Public Storage	63,720	13,876,942
QTS Realty Trust Inc., Class A	25,040	1,126,550
VICI Properties, Inc.	289,900	6,343,012
Total Specialized REITs		89,226,634
Total Real Estate		486,304,395
Total Common Stocks (Cost: $448,143,853)		490,665,177

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(b)	2,580,772	2,580,514
Total Money Market Funds (Cost: $2,580,514)		2,580,514
Total Investments in Securities (Cost $450,724,367)		493,245,691
Other Assets & Liabilities, Net		2,119,827
Net Assets		$495,365,518

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	2,630,396	15,717,392	(15,767,016)	2,580,772	—	—	16,949	2,580,514
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2019	37

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	4,360,782	—	—	—	4,360,782
Real Estate	486,304,395	—	—	—	486,304,395
Total Common Stocks	490,665,177	—	—	—	490,665,177
Money Market Funds	—	—	—	2,580,514	2,580,514
Total Investments in Securities	490,665,177	—	—	2,580,514	493,245,691
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
38	CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 5.8%
AMP Ltd.	508,990	760,163
Aurizon Holdings Ltd.	64,744	209,316
Australia & New Zealand Banking Group Ltd.	738,570	13,659,349
Bank of Queensland Ltd.	93,129	602,126
Bendigo & Adelaide Bank Ltd.	163,791	1,127,258
BlueScope Steel Ltd.	200,501	1,990,072
Boral Ltd.	252,632	824,568
Crown Resorts Ltd.	14,900	121,856
Downer EDI Ltd.	137,713	752,876
Fortescue Metals Group Ltd.	837,484	4,238,626
Harvey Norman Holdings Ltd.	69,846	199,443
Incitec Pivot Ltd.	464,784	1,030,642
LendLease Group	100,070	880,537
National Australia Bank Ltd.	149,936	2,694,076
Newcrest Mining Ltd.	84,348	1,527,544
Oil Search Ltd.	23,359	129,963
Origin Energy Ltd.	310,579	1,589,855
QBE Insurance Group Ltd.	217,327	1,901,377
Qube Holdings Ltd.	81,490	162,174
Santos Ltd.	531,792	2,574,814
South32 Ltd.	1,215,870	3,229,095
Star Entertainment Group Ltd. (The)	215,065	638,831
Suncorp Group Ltd.	182,336	1,785,874
Tabcorp Holdings Ltd	265,544	871,399
Westpac Banking Corp.	44,468	819,698
Whitehaven Coal Ltd.	281,802	812,999
Woodside Petroleum Ltd.	189,190	4,644,621
WorleyParsons Ltd.	44,831	449,953
Total		50,229,105
Austria 0.1%
Raiffeisen Bank International AG	23,932	537,183
voestalpine AG	4,596	139,561
Total		676,744
Common Stocks (continued)
Issuer	Shares	Value ($)
Belgium 1.0%
Ageas	50,841	2,452,329
KBC Group NV	38,425	2,684,471
Solvay SA	30,862	3,336,623
UCB SA	4,598	394,882
Total		8,868,305
Denmark 1.9%
AP Moller - Maersk A/S, Class A	630	762,013
AP Moller - Maersk A/S, Class B	631	800,388
Carlsberg A/S, Class B	34,746	4,339,465
Danske Bank A/S	53,889	945,734
DSV A/S	21,255	1,757,783
H Lundbeck A/S	16,074	695,572
ISS A/S	69,628	2,118,531
Rockwool International A/S, Class B	1,734	406,182
Tryg AS	19,545	536,244
Vestas Wind Systems A/S	47,355	3,984,554
Total		16,346,466
Finland 0.8%
Fortum OYJ	92,849	1,898,716
Nokia OYJ	203,402	1,157,716
Stora Enso OYJ, Class R	69,658	851,323
UPM-Kymmene OYJ	115,578	3,370,891
Total		7,278,646
France 10.8%
Amundi SA(a)	8,662	545,101
Arkema SA	9,210	876,716
AXA SA	144,979	3,647,796
BNP Paribas SA	157,720	7,538,666
Bollore SA	161,485	729,656
Bouygues SA	77,217	2,758,790
Carrefour SA	154,913	2,893,332
Cie de Saint-Gobain	105,712	3,831,400
Cie Generale des Etablissements Michelin CSA	39,553	4,676,449
CNP Assurances	50,139	1,103,496
Credit Agricole SA	128,369	1,550,858
CTIVP® – DFA International Value Fund | Quarterly Report 2019	39

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electricite de France SA	132,766	1,815,460
Engie SA	201,762	3,005,617
Iliad SA	971	97,485
Natixis SA	140,783	753,453
Orange SA	504,325	8,203,037
Peugeot SA	254,862	6,215,282
Renault SA	96,311	6,364,453
Sanofi	33,691	2,975,812
SCOR SE	42,951	1,828,924
SES SA FDR	15,776	245,365
Societe Generale SA	109,822	3,175,296
Total SA	522,401	29,018,892
Total		93,851,336
Germany 7.1%
Allianz SE, Registered Shares	4,856	1,080,075
BASF SE	14,922	1,096,891
Bayer AG, Registered Shares	60,950	3,938,151
Bayerische Motoren Werke AG	148,903	11,483,449
Commerzbank AG(b)	269,653	2,087,135
Continental AG	2,977	448,154
Daimler AG, Registered Shares	296,961	17,405,315
Deutsche Bank AG, Registered Shares	226,269	1,842,714
Deutsche Bank AG, Registered Shares	82,065	666,368
Deutsche Lufthansa AG, Registered Shares	126,604	2,778,583
Deutsche Telekom AG, Registered Shares	60,873	1,010,266
Evonik Industries AG	35,971	979,710
Fraport AG Frankfurt Airport Services Worldwide	8,197	627,466
Hannover Rueckversicherung AG	4,145	595,156
Hapag-Lloyd AG(a)	5,457	172,623
HeidelbergCement AG	50,186	3,611,962
Innogy SE(b)	27,841	1,191,449
Metro AG	25,213	418,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,727	645,452
RWE AG	132,841	3,561,445
Talanx AG	34,747	1,339,265
Telefonica Deutschland Holding AG	213,589	670,622
Uniper SE	64,991	1,960,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Volkswagen AG	14,852	2,417,400
Total		62,028,332
Hong Kong 4.4%
BOC Aviation Ltd.(a)	58,500	477,485
Cathay Pacific Airways Ltd.	479,000	838,456
CK Asset Holdings Ltd.	146,500	1,304,699
CK Hutchison Holdings Ltd.	702,768	7,389,857
Guoco Group Ltd.	2,000	29,016
Hang Lung Group Ltd.	513,000	1,649,127
Hang Lung Properties Ltd.	720,000	1,758,555
Henderson Land Development Co., Ltd.	124,316	791,191
Hopewell Holdings Ltd.	121,000	595,342
Kerry Properties Ltd.	264,500	1,182,532
MTR Corp.	142,505	882,943
New World Development Co., Ltd.	1,820,638	3,021,738
NWS Holdings Ltd.	381,296	834,794
PCCW Ltd.	250,000	155,429
Shangri-La Asia Ltd.	338,000	480,523
Sino Land Co., Ltd.	915,442	1,772,544
SJM Holdings Ltd.	496,000	567,009
Sun Hung Kai Properties Ltd.	292,476	5,027,874
Swire Pacific Ltd., Class A	251,000	3,233,106
Swire Pacific Ltd., Class B	480,000	961,344
WH Group Ltd.	1,334,000	1,426,882
Wharf Holdings Ltd. (The)	391,000	1,182,020
Wheelock & Co., Ltd.	223,000	1,636,616
Yue Yuen Industrial Holdings Ltd.	207,500	714,372
Total		37,913,454
Ireland 0.6%
AIB Group PLC	51,649	231,865
Bank of Ireland Group PLC	93,845	558,987
CRH PLC	69,274	2,148,630
CRH PLC, ADR	53,470	1,657,570
Paddy Power Betfair PLC	6,369	491,179
Total		5,088,231

40	CTIVP® – DFA International Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 0.3%
Bank Hapoalim BM	236,830	1,573,898
Bank Leumi Le-Israel BM	165,216	1,082,419
Israel Discount Bank Ltd.	53,600	185,748
Mizrahi Tefahot Bank Ltd.	2,540	52,350
Teva Pharmaceutical Industries Ltd., ADR(b)	8,688	136,228
Total		3,030,643
Italy 1.6%
Assicurazioni Generali SpA	57,333	1,061,170
ENI SpA	43,838	774,707
Fiat Chrysler Automobiles NV(b)	232,198	3,456,934
Fiat Chrysler Automobiles NV(b)	3,688	54,767
Intesa Sanpaolo SpA	294,492	717,182
Mediobanca Banca di Credito Finanziario SpA	50,757	527,348
Telecom Italia SpA(b)	6,288,644	3,910,897
UniCredit SpA	295,851	3,792,621
Total		14,295,626
Japan 24.3%
AGC, Inc.	89,600	3,147,241
Aisin Seiki Co., Ltd.	20,800	744,620
Amada Holdings Co., Ltd.	24,400	242,103
Aozora Bank Ltd.	8,000	197,694
Asahi Kasei Corp.	22,000	227,837
Bank of Kyoto Ltd. (The)	14,600	611,309
Brother Industries Ltd.	10,100	187,584
Canon Marketing Japan, Inc.	17,600	346,973
Chiba Bank Ltd. (The)	146,500	796,649
Chugoku Bank Ltd. (The)	41,000	384,531
Citizen Watch Co., Ltd.	129,200	721,964
Coca-Cola Bottlers Japan Holdings, Inc.	32,525	827,324
Concordia Financial Group Ltd.	265,300	1,025,744
Cosmo Energy Holdings Co., Ltd.	11,500	230,963
Credit Saison Co., Ltd.	19,000	251,389
Dai Nippon Printing Co., Ltd.	59,400	1,422,801
Daicel Corp.	43,500	473,755
Daido Steel Co., Ltd.	5,600	221,666
Dai-ichi Life Holdings, Inc.	147,400	2,052,004
Daio Paper Corp.	12,800	157,204
Common Stocks (continued)
Issuer	Shares	Value ($)
Daiwa Securities Group, Inc.	159,800	778,916
DeNA Co., Ltd.	17,500	263,798
Denka Co., Ltd.	21,500	622,149
Denso Corp.	46,800	1,828,441
DIC Corp.	19,400	568,410
Dowa Holdings	16,200	533,453
Ebara Corp.	28,900	817,880
Fuji Media Holdings, Inc.	11,100	153,332
FUJIFILM Holdings Corp.	10,100	460,035
Fukuoka Financial Group, Inc.	37,800	839,373
Fukuyama Transporting Co., Ltd.	4,900	188,955
Furukawa Electric Co., Ltd.	17,000	430,243
Fuyo General Lease Co., Ltd.	2,600	128,973
Glory Ltd.	9,800	235,595
GS Yuasa Corp.	23,100	454,212
Gunma Bank Ltd. (The)	66,100	250,491
H2O Retailing Corp.	53,300	744,052
Hachijuni Bank Ltd. (The)	73,000	303,025
Hankyu Hanshin Holdings, Inc.	68,700	2,578,836
Heiwa Corp.	8,600	172,063
Hiroshima Bank Ltd. (The)	46,700	238,039
Hitachi Capital Corp.	17,700	411,060
Hitachi Chemical Co., Ltd.	30,100	669,847
Hitachi Ltd.	208,200	6,764,549
Hitachi Metals Ltd.	73,300	853,964
Hokuhoku Financial Group, Inc.	22,100	230,352
Honda Motor Co., Ltd.	494,500	13,431,004
Ibiden Co., Ltd.	82,900	1,263,349
Idemitsu Kosan Co., Ltd.	34,000	1,137,236
Iida Group Holdings Co., Ltd.	36,800	667,746
Inpex Corp.	296,800	2,823,435
Isetan Mitsukoshi Holdings Ltd.	56,500	571,595
ITOCHU Corp.	204,300	3,702,688
Itoham Yonekyu Holdings, Inc.	20,000	124,678
Iyo Bank Ltd. (The)	45,000	238,218
J. Front Retailing Co., Ltd.	61,200	729,240
Japan Post Holdings Co., Ltd.	73,100	855,552
JFE Holdings, Inc.	186,400	3,172,680
JSR Corp.	15,100	234,928

CTIVP® – DFA International Value Fund | Quarterly Report 2019	41

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
JTEKT Corp.	101,000	1,247,156
JXTG Holdings, Inc.	490,100	2,237,278
Kamigumi Co., Ltd.	31,800	737,548
Kandenko Co., Ltd.	21,400	183,166
Kaneka Corp.	22,400	840,957
Kawasaki Heavy Industries Ltd.	22,900	566,389
Kawasaki Kisen Kaisha Ltd.(b)	2,700	29,110
Kinden Corp.	15,600	258,868
Kobe Steel Ltd.	119,700	900,547
Kokuyo Co., Ltd.	6,100	89,617
Konica Minolta, Inc.	281,400	2,774,646
K’s Holdings Corp.	46,800	415,225
Kuraray Co., Ltd.	149,800	1,910,893
Kyocera Corp.	31,700	1,866,587
Kyushu Financial Group, Inc.	52,800	214,762
Lintec Corp.	3,800	82,392
LIXIL Group Corp.	75,100	1,003,753
Mabuchi Motor Co., Ltd.	3,500	122,068
Maeda Corp.	26,200	260,577
Maeda Road Construction Co., Ltd.	11,700	227,544
Marubeni Corp.	168,100	1,165,505
Maruichi Steel Tube Ltd.	4,100	119,594
Mazda Motor Corp.	265,500	2,976,763
Mebuki Financial Group, Inc.	71,250	182,371
Medipal Holdings Corp.	5,900	140,384
Mitsubishi Chemical Holdings Corp.	174,400	1,231,720
Mitsubishi Corp.	141,400	3,936,750
Mitsubishi Gas Chemical Co., Inc.	47,300	677,505
Mitsubishi Heavy Industries Ltd.	85,400	3,553,830
Mitsubishi Logistics Corp.	12,000	335,574
Mitsubishi Materials Corp.	63,800	1,687,051
Mitsubishi Tanabe Pharma Corp.	10,500	140,641
Mitsubishi UFJ Financial Group, Inc.	1,261,600	6,239,614
Mitsubishi UFJ Lease & Finance Co., Ltd.	288,900	1,474,753
Mitsui & Co., Ltd.	168,400	2,620,378
Mitsui Chemicals, Inc.	61,800	1,496,808
Mitsui Fudosan Co., Ltd.	5,600	141,073
Mitsui OSK Lines Ltd.	34,200	737,905
Mizuho Financial Group, Inc.	2,467,000	3,817,613
Common Stocks (continued)
Issuer	Shares	Value ($)
MS&AD Insurance Group Holdings, Inc.	48,100	1,465,539
Nagase & Co., Ltd.	19,500	280,756
NEC Corp.	88,100	2,985,942
NGK Insulators Ltd.	100,800	1,468,532
NH Foods Ltd.	25,000	900,799
NHK Spring Co., Ltd.	96,800	871,101
Nikkon Holdings Co., Ltd.	8,100	192,002
Nippo Corp.	34,000	635,166
Nippon Electric Glass Co., Ltd.	18,100	480,903
Nippon Express Co., Ltd.	23,900	1,332,572
Nippon Paper Industries Co., Ltd.	66,000	1,363,487
Nippon Shokubai Co., Ltd.	10,200	667,222
Nippon Steel Corp.	207,000	3,664,031
Nippon Yusen KK	73,800	1,083,769
Nipro Corp.	14,800	191,446
Nissan Motor Co., Ltd.	697,900	5,731,258
Nisshinbo Holdings, Inc.	35,400	309,833
NOK Corp.	39,200	611,905
Nomura Holdings, Inc.	375,200	1,355,842
Nomura Real Estate Holdings, Inc.	44,100	848,611
NSK Ltd.	62,500	587,639
NTN Corp.	117,000	347,811
Obayashi Corp.	84,600	852,657
Oji Holdings Corp.	258,700	1,609,851
ORIX Corp.	187,800	2,698,237
Rengo Co., Ltd.	55,900	525,105
Resona Holdings, Inc.	240,650	1,042,514
Ricoh Co., Ltd.	164,700	1,724,783
Rohm Co., Ltd.	6,500	407,258
Sankyo Co., Ltd.	5,000	190,890
Sega Sammy Holdings, Inc.	9,700	114,613
Seino Holdings Corp.	36,000	481,092
Sekisui House Ltd.	75,600	1,252,803
Shimamura Co., Ltd.	3,600	305,106
Shimizu Corp.	43,900	382,335
Shinsei Bank Ltd.	33,400	475,270
Shizuoka Bank Ltd. (The)	80,000	609,435
Sojitz Corp.	303,600	1,072,728
Sompo Holdings, Inc.	44,900	1,662,781

42	CTIVP® – DFA International Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Chemical Co., Ltd.	548,000	2,558,232
Sumitomo Corp.	119,900	1,662,329
Sumitomo Electric Industries Ltd.	322,800	4,294,233
Sumitomo Forestry Co., Ltd.	47,000	654,227
Sumitomo Heavy Industries Ltd.	33,300	1,082,242
Sumitomo Metal Mining Co., Ltd.	33,400	989,703
Sumitomo Mitsui Financial Group, Inc.	272,000	9,525,091
Sumitomo Mitsui Trust Holdings, Inc.	35,200	1,265,057
Sumitomo Osaka Cement Co., Ltd.	13,000	512,476
Sumitomo Rubber Industries Ltd.	92,600	1,112,183
Suzuken Co., Ltd.	3,540	205,337
T&D Holdings, Inc.	84,700	891,957
Taiheiyo Cement Corp.	34,700	1,158,943
Taiyo Yuden Co., Ltd.	12,600	249,359
Takashimaya Co., Ltd.	44,600	594,327
Takeda Pharmaceutical Co., Ltd.	47,527	1,946,337
TDK Corp.	4,000	314,817
Teijin Ltd.	67,900	1,122,796
THK Co., Ltd.	11,300	280,651
Toda Corp.	55,100	339,672
Toho Holdings Co., Ltd.	13,000	324,953
Tokai Rika Co., Ltd.	24,200	413,375
Tokio Marine Holdings, Inc.	3,900	188,942
Tokyo Broadcasting System Holdings, Inc.	6,900	126,465
Tokyo Tatemono Co., Ltd.	36,000	442,233
Tokyu Fudosan Holdings Corp	124,300	744,877
Toppan Printing Co., Ltd.	62,900	951,882
Tosoh Corp.	74,800	1,167,120
Toyo Seikan Group Holdings Ltd.	41,700	855,412
Toyoda Gosei Co., Ltd.	29,600	628,440
Toyota Industries Corp.	20,400	1,025,078
Toyota Motor Corp.	228,074	13,436,021
Toyota Tsusho Corp.	28,700	937,741
TS Tech Co., Ltd.	9,500	274,262
Ube Industries Ltd.	15,500	319,596
Universal Entertainment Corp.	2,800	84,748
Wacoal Holdings Corp.	2,500	62,242
Yamada Denki Co., Ltd.	160,200	790,087
Yamaguchi Financial Group, Inc.	49,100	416,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Yokohama Rubber Co., Ltd. (The)	52,600	979,162
Zeon Corp.	44,400	451,432
Total		211,552,631
Netherlands 3.6%
ABN AMRO Group NV	54,075	1,219,239
Aegon NV	356,785	1,714,558
Akzo Nobel NV	4,501	398,820
ArcelorMittal	172,832	3,500,983
ASR Nederland NV	4,873	202,799
ING Groep NV	437,772	5,295,708
Koninklijke Ahold Delhaize NV	391,616	10,422,283
Koninklijke DSM NV	46,036	5,017,430
Koninklijke Philips NV	34,182	1,392,450
Koninklijke Vopak NV	6,435	307,940
NN Group NV	37,990	1,578,044
Randstad NV	15,120	737,289
Total		31,787,543
New Zealand 0.3%
Air New Zealand Ltd.	217,789	376,269
Auckland International Airport Ltd.	166,146	921,712
EBOS Group Ltd.	15,295	229,179
Fletcher Building Ltd.	252,517	851,576
Fonterra Co-operative Group Ltd.	28,970	83,872
Ryman Healthcare Ltd.	12,292	102,634
Total		2,565,242
Norway 0.8%
Austevoll Seafood ASA	12,521	148,075
DNB ASA	113,569	2,090,999
Equinor ASA	25,844	565,875
Norsk Hydro ASA	281,301	1,139,887
SpareBank 1 SR-Bank ASA	22,923	264,181
Storebrand ASA	119,453	929,869
Subsea 7 SA	76,296	943,864
Yara International ASA	25,506	1,043,312
Total		7,126,062

CTIVP® – DFA International Value Fund | Quarterly Report 2019	43

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(b),(c),(d)	533,756	1
EDP Renovaveis SA	110,634	1,054,882
Total		1,054,883
Singapore 1.4%
CapitaLand Ltd.	587,100	1,584,084
City Developments Ltd.	138,100	924,227
Frasers Property Ltd.	88,900	118,730
Golden Agri-Resources Ltd.	3,484,000	720,309
Hongkong Land Holdings Ltd.	125,700	894,689
Hutchison Port Holdings Trust	2,625,500	618,458
Keppel Corp., Ltd.	525,500	2,418,009
Olam International Ltd.	155,700	227,678
SembCorp Industries Ltd.	403,300	760,634
Singapore Airlines Ltd.	304,900	2,177,181
Singapore Press Holdings Ltd.	150,600	268,351
UOL Group Ltd.	86,489	444,641
Wilmar International Ltd.	311,400	761,414
Total		11,918,405
Spain 2.7%
Banco Bilbao Vizcaya Argentaria SA	106,439	608,094
Banco de Sabadell SA	1,239,814	1,234,718
Banco Santander SA	3,118,727	14,499,255
Bankia SA	218,026	564,958
Repsol SA	375,558	6,428,768
Total		23,335,793
Sweden 2.8%
Billerudkorsnas AB	68,291	906,037
Boliden AB	115,053	3,274,394
Getinge AB, Series CPO	47,280	550,489
Holmen AB, Class B	26,696	578,581
ICA Gruppen AB	22,068	885,350
Intrum Justitia AB	12,516	359,435
Millicom International Cellular SA, SDR	12,641	767,518
Nordea Bank Abp	322,484	2,454,018
Pandox AB	8,462	151,450
Skandinaviska Enskilda Banken AB, Class A	316,379	2,738,664
SKF AB, Class B	59,810	993,263
Common Stocks (continued)
Issuer	Shares	Value ($)
SSAB AB, Class A	55,958	201,206
SSAB AB, Class B	93,035	283,089
Svenska Cellulosa AB SCA, Class A	12,348	120,196
Svenska Cellulosa AB, Class B	115,131	998,092
Svenska Handelsbanken AB, Class A	178,999	1,888,699
Svenska Handelsbanken AB, Class B	6,408	69,061
Swedbank AB, Class A	12,875	181,895
Telefonaktiebolaget LM Ericsson	1,215	11,317
Telefonaktiebolaget LM Ericsson, Class B	218,769	2,009,965
Telia Co. AB	858,802	3,874,968
Trelleborg AB, Class B	56,393	873,132
Total		24,170,819
Switzerland 9.3%
ABB Ltd.	49,620	932,353
Adecco Group AG, Registered Shares	77,206	4,118,687
Baloise Holding AG, Registered Shares	15,941	2,633,487
Banque Cantonale Vaudoise, Registered Shares	251	201,153
Cie Financiere Richemont SA, Class A, Registered Shares	73,273	5,337,910
Clariant AG, Registered Shares(b)	130,761	2,748,509
Credit Suisse Group AG, Registered Shares	227,040	2,646,045
Dufry AG, Registered Shares	13,277	1,394,702
Flughafen Zurich AG, Registered Shares	5,380	981,718
Helvetia Holding AG	720	439,628
Julius Baer Group Ltd.	36,020	1,455,269
LafargeHolcim Ltd., Registered Shares	119,305	5,893,661
Lonza Group AG, Registered Shares	507	157,230
Novartis AG, Registered Shares	224,389	21,583,709
Swatch Group AG (The)	14,518	4,155,290
Swatch Group AG (The), Registered Shares	20,398	1,128,727
Swiss Life Holding AG, Registered Shares	6,130	2,699,478
Swiss Prime Site AG	7,480	655,416
Swiss Re AG	35,232	3,441,997
Swisscom AG	4,149	2,029,187
UBS AG	438,725	5,318,012
UBS Group AG, Registered Shares	62,395	755,603
Vifor Pharma AG	3,847	520,209
Zurich Insurance Group AG	29,876	9,889,159
Total		81,117,139

44	CTIVP® – DFA International Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 17.3%
3i Group PLC	88,646	1,137,020
Anglo American PLC	438,326	11,723,381
Antofagasta PLC	87,027	1,094,944
Aviva PLC	1,185,261	6,366,395
Barclays Bank PLC	1,692,481	3,409,722
Barclays Bank PLC, ADR	75,959	607,672
Barratt Developments PLC	403,126	3,146,107
BP PLC, ADR	386,529	16,899,048
British American Tobacco PLC	145,839	6,066,938
Glencore PLC	1,839,790	7,618,826
HSBC Holdings PLC, ADR	397,399	16,126,451
Investec PLC	68,487	394,535
J. Sainsbury PLC	1,263,224	3,877,938
John Wood Group PLC	82,458	544,934
Kingfisher PLC	545,566	1,668,424
Lloyds Banking Group PLC	11,944,271	9,667,003
Melrose Industries PLC	500,917	1,194,906
Micro Focus International PLC, ADR	32,425	836,241
Pearson PLC	101,366	1,103,986
Pearson PLC, ADR	105,480	1,158,170
Phoenix Group Holdings PLC	65,804	580,661
Royal Bank of Scotland Group PLC, ADR	226,371	1,475,939
Royal Dutch Shell PLC, ADR, Class A	204,715	12,813,112
Royal Dutch Shell PLC, ADR, Class B	282,991	18,097,274
Royal Mail PLC	192,246	596,681
Common Stocks (continued)
Issuer	Shares	Value ($)
Standard Chartered PLC	333,946	2,571,847
Standard Life Aberdeen PLC	48,434	166,507
Vodafone Group PLC	10,755,061	19,583,080
WPP PLC	34,297	362,185
Total		150,889,927
Total Common Stocks (Cost $877,533,615)		845,125,332

Preferred Stocks 1.4%
Issuer	Shares	Value ($)
Germany 1.4%
BMW AG	19,402	1,275,382
Porsche Automobil Holding SE	28,331	1,777,790
Volkswagen AG	61,120	9,620,533
Total		12,673,705
Total Preferred Stocks (Cost $17,510,751)		12,673,705

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(e),(f)	2,287,727	2,287,499
Total Money Market Funds (Cost $2,287,499)		2,287,499
Total Investments in Securities (Cost $897,331,865)		860,086,536
Other Assets & Liabilities, Net		10,956,561
Net Assets		$871,043,097

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $1,195,209, which represents 0.14% of total net assets.
(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2019.
CTIVP® – DFA International Value Fund | Quarterly Report 2019	45

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	3,104,302	20,356,423	(21,172,998)	2,287,727	—	—	14,326	2,287,499
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
46	CTIVP® – DFA International Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	50,229,105	—	—	50,229,105
Austria	—	676,744	—	—	676,744
Belgium	—	8,868,305	—	—	8,868,305
Denmark	—	16,346,466	—	—	16,346,466
Finland	—	7,278,646	—	—	7,278,646
France	—	93,851,336	—	—	93,851,336
Germany	666,368	61,361,964	—	—	62,028,332
Hong Kong	—	37,913,454	—	—	37,913,454
Ireland	1,657,570	3,430,661	—	—	5,088,231
Israel	136,228	2,894,415	—	—	3,030,643
Italy	54,767	14,240,859	—	—	14,295,626
Japan	—	211,552,631	—	—	211,552,631
Netherlands	—	31,787,543	—	—	31,787,543
New Zealand	—	2,565,242	—	—	2,565,242
Norway	—	7,126,062	—	—	7,126,062
Portugal	—	1,054,882	1	—	1,054,883
Singapore	—	11,918,405	—	—	11,918,405
Spain	—	23,335,793	—	—	23,335,793
Sweden	—	24,170,819	—	—	24,170,819
Switzerland	755,603	80,361,536	—	—	81,117,139
United Kingdom	68,013,907	82,876,020	—	—	150,889,927
Total Common Stocks	71,284,443	773,840,888	1	—	845,125,332
Preferred Stocks
Germany	—	12,673,705	—	—	12,673,705
Total Preferred Stocks	—	12,673,705	—	—	12,673,705
Money Market Funds	—	—	—	2,287,499	2,287,499
Total Investments in Securities	71,284,443	786,514,593	1	2,287,499	860,086,536
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
CTIVP® – DFA International Value Fund | Quarterly Report 2019	47

Portfolio of Investments
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.9%
Entertainment 1.8%
Activision Blizzard, Inc.	120,568	5,489,461
Electronic Arts, Inc.(a)	32,610	3,314,154
Netflix, Inc.(a)	55,542	19,804,056
Take-Two Interactive Software, Inc.(a)	16,209	1,529,643
Walt Disney Co. (The)	26,100	2,897,883
Total		33,035,197
Interactive Media & Services 9.0%
Alphabet, Inc., Class A(a)	39,532	46,524,816
Alphabet, Inc., Class C(a)	40,284	47,265,620
Facebook, Inc., Class A(a)	381,775	63,638,075
TripAdvisor, Inc.(a)	22,800	1,173,060
Twitter, Inc.(a)	113,496	3,731,748
Total		162,333,319
Media 0.1%
Cable One, Inc.	1,553	1,524,083
Total Communication Services		196,892,599
Consumer Discretionary 14.2%
Auto Components 0.0%
Aptiv PLC	8,770	697,127
Automobiles 0.1%
Tesla Motors, Inc.(a)	8,104	2,267,985
Distributors 0.4%
Pool Corp.	39,413	6,501,963
Diversified Consumer Services 0.2%
Grand Canyon Education, Inc.(a)	14,220	1,628,332
H&R Block, Inc.	78,509	1,879,506
Total		3,507,838
Hotels, Restaurants & Leisure 2.7%
Chipotle Mexican Grill, Inc.(a)	3,240	2,301,405
Choice Hotels International, Inc.	76,380	5,937,781
Domino’s Pizza, Inc.	8,254	2,130,357
Dunkin’ Brands Group, Inc.	11,790	885,429
Hilton Grand Vacations, Inc.(a)	1,830	56,456
Las Vegas Sands Corp.	28,160	1,716,634
Common Stocks (continued)
Issuer	Shares	Value ($)
Marriott International, Inc., Class A	50,800	6,354,572
McDonald’s Corp.	33,430	6,348,357
Starbucks Corp.	161,811	12,029,030
Wynn Resorts Ltd.	5,420	646,714
Yum China Holdings, Inc.	131,500	5,905,665
Yum! Brands, Inc.	37,930	3,785,793
Total		48,098,193
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.(a)	52,028	92,648,861
Booking Holdings, Inc.(a)	6,930	12,092,226
Expedia Group, Inc.	20,200	2,403,800
GrubHub, Inc.(a)	10,160	705,815
Total		107,850,702
Specialty Retail 3.2%
Burlington Stores, Inc.(a)	6,780	1,062,290
Home Depot, Inc. (The)	185,590	35,612,865
Lowe’s Companies, Inc.	100,330	10,983,125
O’Reilly Automotive, Inc.(a)	12,494	4,851,420
Ross Stores, Inc.	19,304	1,797,203
TJX Companies, Inc. (The)	48,490	2,580,153
Total		56,887,056
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	52,985	5,340,358
Columbia Sportswear Co.	9,100	948,038
lululemon athletica, Inc.(a)	17,950	2,941,467
Nike, Inc., Class B	226,110	19,040,723
Skechers U.S.A., Inc., Class A(a)	26,284	883,405
Total		29,153,991
Total Consumer Discretionary		254,964,855
Consumer Staples 4.3%
Beverages 2.4%
Brown-Forman Corp., Class B	11,380	600,636
Coca-Cola Co. (The)	414,621	19,429,140
Monster Beverage Corp.(a)	130,160	7,104,133
PepsiCo, Inc.	127,142	15,581,252
Total		42,715,161
48	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	89,948	21,780,009
Sprouts Farmers Market, Inc.(a)	47,640	1,026,165
Total		22,806,174
Household Products 0.1%
Colgate-Palmolive Co.	38,010	2,605,206
Kimberly-Clark Corp.	740	91,686
Total		2,696,892
Personal Products 0.4%
Estee Lauder Companies, Inc. (The), Class A	7,890	1,306,189
Herbalife Nutrition Ltd.(a)	720	38,153
Nu Skin Enterprises, Inc., Class A	114,050	5,458,433
Total		6,802,775
Tobacco 0.1%
Altria Group, Inc.	45,046	2,586,992
Total Consumer Staples		77,607,994
Financials 4.1%
Banks 0.8%
Synovus Financial Corp.	161,880	5,562,197
Western Alliance Bancorp(a)	226,340	9,288,993
Total		14,851,190
Capital Markets 3.1%
Artisan Partners Asset Management, Inc., Class A	52,956	1,332,903
Cboe Global Markets, Inc.	127,397	12,158,770
Eaton Vance Corp.	99,550	4,012,861
Evercore, Inc., Class A	91,886	8,361,626
LPL Financial Holdings, Inc.	90,090	6,274,768
Moody’s Corp.	23,260	4,212,153
MSCI, Inc.	14,890	2,960,728
S&P Global, Inc.	22,100	4,653,155
SEI Investments Co.	93,290	4,874,402
State Street Corp.	49,085	3,230,284
T. Rowe Price Group, Inc.	48,020	4,807,762
Total		56,879,412
Consumer Finance 0.1%
OneMain Holdings, Inc.	35,970	1,142,048
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.1%
Aon PLC	3,790	646,953
Axis Capital Holdings Ltd.	10,910	597,650
Total		1,244,603
Total Financials		74,117,253
Health Care 13.7%
Biotechnology 2.3%
AbbVie, Inc.	154,759	12,472,028
Alkermes PLC(a)	40,256	1,468,942
Alnylam Pharmaceuticals, Inc.(a)	20,631	1,927,967
Amgen, Inc.	68,930	13,095,321
bluebird bio, Inc.(a)	5,770	907,794
Exact Sciences Corp.(a)	13,820	1,197,088
Gilead Sciences, Inc.	40,506	2,633,295
Incyte Corp.(a)	8,350	718,184
Neurocrine Biosciences, Inc.(a)	2,800	246,680
Vertex Pharmaceuticals, Inc.(a)	39,060	7,185,087
Total		41,852,386
Health Care Equipment & Supplies 5.0%
ABIOMED, Inc.(a)	6,060	1,730,675
Align Technology, Inc.(a)	22,359	6,357,334
Baxter International, Inc.	19,855	1,614,410
Becton Dickinson and Co.	3,161	789,397
Boston Scientific Corp.(a)	237,272	9,106,499
Cantel Medical Corp.	55,270	3,697,010
DexCom, Inc.(a)	25,174	2,998,223
Edwards Lifesciences Corp.(a)	34,259	6,554,775
ICU Medical, Inc.(a)	6,456	1,545,115
IDEXX Laboratories, Inc.(a)	33,662	7,526,823
Intuitive Surgical, Inc.(a)	25,862	14,756,340
Masimo Corp.(a)	21,618	2,989,337
ResMed, Inc.	69,315	7,206,681
Stryker Corp.	82,590	16,313,177
Varian Medical Systems, Inc.(a)	32,160	4,557,715
West Pharmaceutical Services, Inc.	23,659	2,607,222
Total		90,350,733

CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019	49

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.7%
Chemed Corp.	13,420	4,295,339
Cigna Corp.	250	40,205
UnitedHealth Group, Inc.	106,172	26,252,089
Total		30,587,633
Health Care Technology 0.9%
Cerner Corp.(a)	219,430	12,553,590
Veeva Systems Inc., Class A(a)	23,011	2,919,176
Total		15,472,766
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	11,540	927,585
Bio-Techne Corp.	5,088	1,010,222
Bruker Corp.	143,570	5,518,831
Charles River Laboratories International, Inc.(a)	14,220	2,065,455
Illumina, Inc.(a)	31,519	9,792,638
Mettler-Toledo International, Inc.(a)	9,529	6,889,467
Thermo Fisher Scientific, Inc.	27,923	7,643,084
Waters Corp.(a)	21,179	5,330,966
Total		39,178,248
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.	75,969	3,624,481
Eli Lilly & Co.	50,736	6,583,503
Johnson & Johnson	62,307	8,709,896
Merck & Co., Inc.	13,710	1,140,261
Zoetis, Inc.	95,772	9,641,367
Total		29,699,508
Total Health Care		247,141,274
Industrials 10.6%
Aerospace & Defense 3.6%
Boeing Co. (The)	67,070	25,581,839
Curtiss-Wright Corp.	94,640	10,726,498
Harris Corp.	18,750	2,994,563
Hexcel Corp.	146,690	10,145,080
Lockheed Martin Corp.	11,780	3,535,885
Northrop Grumman Corp.	6,638	1,789,605
Raytheon Co.	49,940	9,093,075
Total		63,866,545
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
CH Robinson Worldwide, Inc.	7,190	625,458
Building Products 0.3%
AO Smith Corp.	54,745	2,919,003
Armstrong World Industries, Inc.	40,630	3,226,835
Total		6,145,838
Commercial Services & Supplies 0.7%
Republic Services, Inc.	720	57,873
Rollins, Inc.	86,898	3,616,695
Waste Management, Inc.	86,310	8,968,472
Total		12,643,040
Construction & Engineering 0.2%
Quanta Services, Inc.	109,110	4,117,811
Electrical Equipment 0.6%
AMETEK, Inc.	65,229	5,412,050
Emerson Electric Co.	73,940	5,062,672
Rockwell Automation, Inc.	6,290	1,103,643
Total		11,578,365
Industrial Conglomerates 1.9%
3M Co.	84,343	17,524,789
Honeywell International, Inc.	87,170	13,853,056
Roper Technologies, Inc.	10,470	3,580,426
Total		34,958,271
Machinery 1.2%
Caterpillar, Inc.	2,470	334,660
Fortive Corp.	9,445	792,341
Gardner Denver Holdings, Inc.(a)	31,000	862,110
Graco, Inc.	37,271	1,845,660
IDEX Corp.	37,480	5,687,215
Illinois Tool Works, Inc.	40,524	5,816,410
Lincoln Electric Holdings, Inc.	68,990	5,786,191
Total		21,124,587
Professional Services 0.1%
Equifax, Inc.	7,860	931,410

50	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.0%
Landstar System, Inc.	49,400	5,403,866
Schneider National, Inc., Class B	132,770	2,794,809
Union Pacific Corp.	55,680	9,309,696
Total		17,508,371
Trading Companies & Distributors 1.0%
HD Supply Holdings, Inc.(a)	117,210	5,081,054
MSC Industrial Direct Co., Inc., Class A	95,741	7,918,738
W.W. Grainger, Inc.	1,938	583,202
Watsco, Inc.	27,370	3,919,658
Total		17,502,652
Total Industrials		191,002,348
Information Technology 37.1%
Communications Equipment 0.4%
Arista Networks, Inc.(a)	21,438	6,741,394
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	40,920	3,864,485
CDW Corp.	26,060	2,511,402
Cognex Corp.	93,629	4,761,971
IPG Photonics Corp.(a)	3,400	516,052
National Instruments Corp.	75,683	3,357,298
Total		15,011,208
IT Services 9.6%
Accenture PLC, Class A	63,081	11,103,518
Akamai Technologies, Inc.(a)	55,270	3,963,412
Automatic Data Processing, Inc.	12,900	2,060,646
Black Knight, Inc.(a)	93,340	5,087,030
Broadridge Financial Solutions, Inc.	21,866	2,267,286
Cognizant Technology Solutions Corp., Class A	76,220	5,522,139
Euronet Worldwide, Inc.(a)	15,197	2,166,940
Fidelity National Information Services, Inc.	48,265	5,458,772
Fiserv, Inc.(a)	30,550	2,696,954
FleetCor Technologies, Inc.(a)	480	118,363
Gartner, Inc.(a)	31,240	4,738,483
Global Payments, Inc.	18,070	2,466,916
GoDaddy, Inc., Class A(a)	20,800	1,563,952
International Business Machines Corp.	54,100	7,633,510
Jack Henry & Associates, Inc.	26,995	3,745,286
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	151,083	35,572,492
Paychex, Inc.	8,210	658,442
PayPal Holdings, Inc.(a)	219,370	22,779,381
Square, Inc., Class A(a)	31,974	2,395,492
Teradata Corp.(a)	63,900	2,789,235
Total System Services, Inc.	57,220	5,436,472
Twilio, Inc., Class A(a)	694	89,651
VeriSign, Inc.(a)	18,340	3,329,810
Visa, Inc., Class A	249,456	38,962,533
Total		172,606,715
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.(a)	155,570	3,970,146
Analog Devices, Inc.	63,358	6,669,697
Applied Materials, Inc.	170,708	6,770,279
Broadcom, Inc.	13,126	3,947,119
Cypress Semiconductor Corp.	97,870	1,460,220
KLA-Tencor Corp.	1,060	126,575
Lam Research Corp.	23,050	4,126,181
Maxim Integrated Products, Inc.	25,400	1,350,518
Microchip Technology, Inc.	27,050	2,244,068
Micron Technology, Inc.(a)	165,599	6,844,207
MKS Instruments, Inc.	36,515	3,397,721
Monolithic Power Systems, Inc.	15,210	2,060,803
NVIDIA Corp.	110,929	19,918,411
Skyworks Solutions, Inc.	31,940	2,634,411
Teradyne, Inc.	56,970	2,269,685
Texas Instruments, Inc.	150,451	15,958,338
Versum Materials, Inc.	103,543	5,209,248
Xilinx, Inc.	27,780	3,522,226
Total		92,479,853
Software 14.4%
Adobe, Inc.(a)	83,189	22,169,037
ANSYS, Inc.(a)	23,930	4,372,250
Atlassian Corp. PLC, Class A(a)	14,860	1,670,115
Autodesk, Inc.(a)	33,200	5,173,224
Cadence Design Systems, Inc.(a)	173,626	11,026,987
Citrix Systems, Inc.	63,983	6,376,546
Fair Isaac Corp.(a)	13,510	3,669,721
Fortinet, Inc.(a)	40,390	3,391,548

CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019	51

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	66,107	17,281,031
LogMeIn, Inc.	37,810	3,028,581
Microsoft Corp.	923,781	108,950,731
Oracle Corp.	184,833	9,927,380
Palo Alto Networks, Inc.(a)	38,250	9,290,160
Paycom Software, Inc.(a)	11,170	2,112,582
Proofpoint, Inc.(a)	18,190	2,208,812
PTC, Inc.(a)	1,390	128,130
Red Hat, Inc.(a)	33,020	6,032,754
RingCentral, Inc., Class A(a)	11,580	1,248,324
Salesforce.com, Inc.(a)	122,101	19,337,135
ServiceNow, Inc.(a)	27,981	6,897,037
Splunk, Inc.(a)	15,261	1,901,521
Tyler Technologies, Inc.(a)	18,120	3,703,728
Ultimate Software Group, Inc. (The)(a)	10,450	3,449,859
VMware, Inc., Class A	14,110	2,546,996
Workday, Inc., Class A(a)	17,515	3,377,768
Total		259,271,957
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	615,674	116,947,276
Dell Technologies, Inc.(a)	29,440	1,727,834
NetApp, Inc.	37,042	2,568,492
Total		121,243,602
Total Information Technology		667,354,729
Materials 0.6%
Chemicals 0.5%
Axalta Coating Systems Ltd.(a)	32,370	816,048
Linde PLC	7,900	1,389,847
Scotts Miracle-Gro Co. (The), Class A	10,420	818,803
Sherwin-Williams Co. (The)	4,680	2,015,723
WR Grace & Co.	55,251	4,311,788
Total		9,352,209
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.1%
Royal Gold, Inc.	9,490	862,926
Total Materials		10,215,135
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 3.6%
American Tower Corp.	93,910	18,505,904
Crown Castle International Corp.	39,452	5,049,856
CubeSmart	58,040	1,859,602
Equinix, Inc.	2,150	974,294
Equity LifeStyle Properties, Inc.	37,856	4,326,941
Extra Space Storage, Inc.	18,236	1,858,431
Hudson Pacific Properties, Inc.	145,928	5,022,842
Life Storage, Inc.	13,440	1,307,309
Public Storage	21,276	4,633,487
SBA Communications Corp.(a)	45,110	9,006,662
Simon Property Group, Inc.	40,700	7,415,947
Taubman Centers, Inc.	77,084	4,076,202
Total		64,037,477
Total Real Estate		64,037,477
Total Common Stocks (Cost $1,509,459,441)		1,783,333,664

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	18,117,389	18,115,577
Total Money Market Funds (Cost $18,115,577)		18,115,577
Total Investments in Securities (Cost: $1,527,575,018)		1,801,449,241
Other Assets & Liabilities, Net		(1,843,884)
Net Assets		1,799,605,357

52	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	16,951,255	19,731,685	(18,565,551)	18,117,389	—	—	97,795	18,115,577
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019	53

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	196,892,599	—	—	—	196,892,599
Consumer Discretionary	254,964,855	—	—	—	254,964,855
Consumer Staples	77,607,994	—	—	—	77,607,994
Financials	74,117,253	—	—	—	74,117,253
Health Care	247,141,274	—	—	—	247,141,274
Industrials	191,002,348	—	—	—	191,002,348
Information Technology	667,354,729	—	—	—	667,354,729
Materials	10,215,135	—	—	—	10,215,135
Real Estate	64,037,477	—	—	—	64,037,477
Total Common Stocks	1,783,333,664	—	—	—	1,783,333,664
Money Market Funds	—	—	—	18,115,577	18,115,577
Total Investments in Securities	1,783,333,664	—	—	18,115,577	1,801,449,241
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
54	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – MFS® Value Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 4.5%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	142,838	8,446,011
Media 4.0%
Comcast Corp., Class A	1,151,043	46,018,699
Omnicom Group, Inc.	267,026	19,490,228
Total		65,508,927
Total Communication Services		73,954,938
Consumer Discretionary 1.4%
Auto Components 1.1%
Aptiv PLC	173,881	13,821,801
Lear Corp.	24,006	3,257,854
Total		17,079,655
Automobiles 0.1%
Harley-Davidson, Inc.	52,798	1,882,777
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	170,422	3,047,145
Total Consumer Discretionary		22,009,577
Consumer Staples 9.7%
Beverages 1.9%
Diageo PLC	544,272	22,244,870
PepsiCo, Inc.	72,227	8,851,419
Total		31,096,289
Food Products 4.1%
Archer-Daniels-Midland Co.	218,894	9,440,898
Danone SA	97,998	7,551,043
General Mills, Inc.	307,114	15,893,149
JM Smucker Co. (The)	59,581	6,941,187
Nestlé SA, Registered Shares	287,374	27,388,192
Total		67,214,469
Household Products 1.3%
Colgate-Palmolive Co.	50,040	3,429,742
Kimberly-Clark Corp.	45,607	5,650,707
Procter & Gamble Co. (The)	32,448	3,376,214
Reckitt Benckiser Group PLC	97,260	8,084,479
Total		20,541,142
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.4%
Altria Group, Inc.	172,604	9,912,648
Philip Morris International, Inc.	326,973	28,901,143
Total		38,813,791
Total Consumer Staples		157,665,691
Energy 4.5%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	454,434	19,799,689
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	118,667	14,617,401
EOG Resources, Inc.	130,610	12,431,460
Exxon Mobil Corp.	172,536	13,940,909
Occidental Petroleum Corp.	124,696	8,254,875
Pioneer Natural Resources Co.	24,813	3,778,524
Total		53,023,169
Total Energy		72,822,858
Financials 27.6%
Banks 13.2%
BB&T Corp.	393,073	18,289,687
Citigroup, Inc.	525,295	32,683,855
JPMorgan Chase & Co.	687,340	69,579,428
PNC Financial Services Group, Inc. (The)	173,303	21,257,346
U.S. Bancorp	685,001	33,010,198
Wells Fargo & Co.	826,269	39,925,318
Total		214,745,832
Capital Markets 6.7%
Bank of New York Mellon Corp. (The)	318,611	16,067,553
BlackRock, Inc.	35,998	15,384,465
Goldman Sachs Group, Inc. (The)	134,999	25,918,458
Moody’s Corp.	72,092	13,055,141
Nasdaq, Inc.	203,059	17,765,632
State Street Corp.	197,389	12,990,170
T. Rowe Price Group, Inc.	76,660	7,675,199
Total		108,856,618
Consumer Finance 0.7%
American Express Co.	111,891	12,229,686
CTIVP® – MFS® Value Fund | Quarterly Report 2019	55

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.0%
Aon PLC	208,814	35,644,550
Chubb Ltd.	230,286	32,258,463
MetLife, Inc.	286,120	12,180,128
Travelers Companies, Inc. (The)	241,836	33,170,226
Total		113,253,367
Total Financials		449,085,503
Health Care 17.3%
Health Care Equipment & Supplies 5.8%
Abbott Laboratories	277,715	22,200,537
Danaher Corp.	220,025	29,047,701
Medtronic PLC	475,064	43,268,829
Total		94,517,067
Health Care Providers & Services 2.0%
Cigna Corp.	140,311	22,564,815
McKesson Corp.	88,922	10,409,209
Total		32,974,024
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	81,418	22,285,735
Pharmaceuticals 8.1%
Johnson & Johnson	431,335	60,296,320
Merck & Co., Inc.	233,004	19,378,943
Novartis AG, Registered Shares	44,885	4,317,434
Pfizer, Inc.	935,694	39,738,924
Roche Holding AG, Genusschein Shares	25,924	7,142,605
Total		130,874,226
Total Health Care		280,651,052
Industrials 16.8%
Aerospace & Defense 3.5%
Lockheed Martin Corp.	43,067	12,926,991
Northrop Grumman Corp.	100,709	27,151,146
United Technologies Corp.	132,571	17,087,076
Total		57,165,213
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	83,444	9,324,033
Building Products 1.8%
Johnson Controls International PLC	796,285	29,414,768
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.2%
Eaton Corp. PLC	238,311	19,198,334
Industrial Conglomerates 3.3%
3M Co.	93,933	19,517,399
Honeywell International, Inc.	211,486	33,609,355
Total		53,126,754
Machinery 3.5%
Illinois Tool Works, Inc.	163,823	23,513,515
Ingersoll-Rand PLC	146,364	15,799,994
Stanley Black & Decker, Inc.	128,093	17,442,424
Total		56,755,933
Professional Services 0.8%
Equifax, Inc.	112,375	13,316,437
Road & Rail 1.9%
Canadian National Railway Co.	114,616	10,255,840
Union Pacific Corp.	124,943	20,890,469
Total		31,146,309
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)	81,383	3,527,953
Total Industrials		272,975,734
Information Technology 9.6%
IT Services 6.9%
Accenture PLC, Class A	298,427	52,529,120
Amdocs Ltd.	60,928	3,296,814
Cognizant Technology Solutions Corp., Class A	115,348	8,356,963
DXC Technology Co.	102,197	6,572,289
Fidelity National Information Services, Inc.	176,424	19,953,554
Fiserv, Inc.(a)	243,495	21,495,739
Total		112,204,479
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	119,078	12,535,341
Texas Instruments, Inc.	292,792	31,056,448
Total		43,591,789
Total Information Technology		155,796,268

56	CTIVP® – MFS® Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.1%
Chemicals 3.1%
Dow, Inc.(a)	14,524	749,909
DowDuPont, Inc.(a)	94,550	3,410,419
PPG Industries, Inc.	274,251	30,954,710
Sherwin-Williams Co. (The)	35,706	15,378,931
Total		50,493,969
Total Materials		50,493,969
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	29,557	6,436,924
Total Real Estate		6,436,924
Utilities 4.5%
Electric Utilities 4.5%
Duke Energy Corp.	330,665	29,759,850
FirstEnergy Corp.	299,477	12,461,238
Southern Co. (The)	454,839	23,506,080
Xcel Energy, Inc.	140,797	7,914,199
Total		73,641,367
Total Utilities		73,641,367
Total Common Stocks (Cost $1,216,833,925)		1,615,533,881

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	10,770,377	10,769,299
Total Money Market Funds (Cost $10,769,299)		10,769,299
Total Investments in Securities (Cost: $1,227,603,224)		1,626,303,180
Other Assets & Liabilities, Net		(2,025,174)
Net Assets		1,624,278,006

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	17,817,869	207,054,201	(214,101,693)	10,770,377	—	—	91,881	10,769,299
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – MFS® Value Fund | Quarterly Report 2019	57

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	73,954,938	—	—	—	73,954,938
Consumer Discretionary	22,009,577	—	—	—	22,009,577
Consumer Staples	92,397,107	65,268,584	—	—	157,665,691
Energy	72,822,858	—	—	—	72,822,858
Financials	449,085,503	—	—	—	449,085,503
58	CTIVP® – MFS® Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	269,191,013	11,460,039	—	—	280,651,052
Industrials	272,975,734	—	—	—	272,975,734
Information Technology	155,796,268	—	—	—	155,796,268
Materials	50,493,969	—	—	—	50,493,969
Real Estate	6,436,924	—	—	—	6,436,924
Utilities	73,641,367	—	—	—	73,641,367
Total Common Stocks	1,538,805,258	76,728,623	—	—	1,615,533,881
Money Market Funds	—	—	—	10,769,299	10,769,299
Total Investments in Securities	1,538,805,258	76,728,623	—	10,769,299	1,626,303,180
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
CTIVP® – MFS® Value Fund | Quarterly Report 2019	59

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 17.3%
Entertainment 3.6%
Spotify Technology SA(a)	173,790	24,122,052
Walt Disney Co. (The)	511,258	56,764,976
Total		80,887,028
Interactive Media & Services 13.7%
Alphabet, Inc., Class C(a)	106,252	124,666,534
Facebook, Inc., Class A(a)	183,532	30,592,949
IAC/InterActiveCorp (a)	273,064	57,373,477
Twitter, Inc.(a)	2,841,725	93,435,918
Total		306,068,878
Total Communication Services		386,955,906
Consumer Discretionary 17.8%
Diversified Consumer Services 1.6%
ServiceMaster Global Holdings, Inc.(a)	762,994	35,631,820
Hotels, Restaurants & Leisure 2.4%
Starbucks Corp.	733,896	54,557,828
Internet & Direct Marketing Retail 10.1%
Amazon.com, Inc.(a)	100,334	178,669,771
MercadoLibre, Inc.(a)	91,021	46,214,092
Total		224,883,863
Textiles, Apparel & Luxury Goods 3.7%
LVMH Moet Hennessy Louis Vuitton SE	225,819	83,061,178
Total Consumer Discretionary		398,134,689
Financials 3.0%
Capital Markets 3.0%
MSCI, Inc.	170,960	33,993,686
S&P Global, Inc.	160,810	33,858,546
Total		67,852,232
Total Financials		67,852,232
Health Care 12.1%
Health Care Equipment & Supplies 6.4%
Danaher Corp.	267,878	35,365,253
Intuitive Surgical, Inc.(a)	192,022	109,563,913
Total		144,929,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc.	60,870	15,050,716
Pharmaceuticals 5.0%
Elanco Animal Health, Inc.(a)	1,750,271	56,131,191
Zoetis, Inc.	557,525	56,126,042
Total		112,257,233
Total Health Care		272,237,115
Industrials 20.2%
Aerospace & Defense 1.6%
HEICO Corp., Class A	410,019	34,466,197
Commercial Services & Supplies 6.9%
Copart, Inc.(a)	559,987	33,929,613
Rollins, Inc.	1,294,363	53,871,388
Waste Connections, Inc.	376,354	33,341,201
Waste Management, Inc.	322,864	33,548,798
Total		154,691,000
Machinery 1.5%
Fortive Corp.	402,627	33,776,379
Professional Services 1.5%
Verisk Analytics, Inc.	257,585	34,258,805
Road & Rail 8.7%
Canadian National Railway Co.	255,789	22,888,000
Union Pacific Corp.	1,033,498	172,800,865
Total		195,688,865
Total Industrials		452,881,246
Information Technology 25.5%
IT Services 2.6%
Gartner, Inc.(a)	379,067	57,496,882
Software 22.9%
Adobe, Inc.(a)	285,810	76,165,507
Autodesk, Inc.(a)	218,218	34,002,729
Constellation Software, Inc.	92,775	78,622,881
Intuit, Inc.	132,056	34,520,759
Salesforce.com, Inc.(a)	459,492	72,769,748
60	CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	440,830	108,660,187
Workday, Inc., Class A(a)	562,781	108,532,316
Total		513,274,127
Total Information Technology		570,771,009
Materials 1.5%
Chemicals 1.5%
Ecolab, Inc.	189,792	33,505,880
Total Materials		33,505,880
Total Common Stocks (Cost $1,765,347,794)		2,182,338,077

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	81,835,314	81,827,131
Total Money Market Funds (Cost $81,827,131)		81,827,131
Total Investments in Securities (Cost: $1,847,174,925)		2,264,165,208
Other Assets & Liabilities, Net		(23,800,333)
Net Assets		2,240,364,875

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	48,921,503	332,849,697	(299,935,886)	81,835,314	—	—	336,015	81,827,131
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2019	61

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	386,955,906	—	—	—	386,955,906
Consumer Discretionary	315,073,511	83,061,178	—	—	398,134,689
Financials	67,852,232	—	—	—	67,852,232
Health Care	272,237,115	—	—	—	272,237,115
Industrials	452,881,246	—	—	—	452,881,246
Information Technology	570,771,009	—	—	—	570,771,009
Materials	33,505,880	—	—	—	33,505,880
Total Common Stocks	2,099,276,899	83,061,178	—	—	2,182,338,077
Money Market Funds	—	—	—	81,827,131	81,827,131
Total Investments in Securities	2,099,276,899	83,061,178	—	81,827,131	2,264,165,208
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
62	CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.3%
Issuer	Shares	Value ($)
Communication Services 5.1%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	327,800	10,279,808
Verizon Communications, Inc.	721,600	42,668,208
Total		52,948,016
Entertainment 0.7%
Fox Corp., Class B(a)	314,933	11,299,796
Walt Disney Co. (The)	24,397	2,708,799
Total		14,008,595
Media 1.7%
Comcast Corp., Class A	608,200	24,315,836
News Corp., Class A	810,300	10,080,132
Total		34,395,968
Total Communication Services		101,352,579
Consumer Discretionary 2.7%
Auto Components 0.8%
Magna International, Inc.	308,500	15,020,865
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	258,260	13,098,947
Las Vegas Sands Corp.	212,875	12,976,860
Total		26,075,807
Leisure Products 0.2%
Mattel, Inc.(a)	349,617	4,545,021
Multiline Retail 0.4%
Kohl’s Corp.	115,900	7,970,443
Total Consumer Discretionary		53,612,136
Consumer Staples 9.4%
Beverages 1.1%
PepsiCo, Inc.	176,700	21,654,585
Food & Staples Retailing 1.3%
Walmart, Inc.	251,000	24,480,030
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 3.9%
Bunge Ltd.	327,000	17,353,890
ConAgra Foods, Inc.	438,500	12,163,990
Tyson Foods, Inc., Class A	691,100	47,983,073
Total		77,500,953
Household Products 1.6%
Kimberly-Clark Corp.	259,700	32,176,830
Tobacco 1.5%
Philip Morris International, Inc.	343,900	30,397,321
Total Consumer Staples		186,209,719
Energy 10.3%
Oil, Gas & Consumable Fuels 10.3%
EQT Corp.	321,174	6,661,149
Equitrans Midstream Corp.	305,995	6,664,571
Exxon Mobil Corp.	529,800	42,807,840
Hess Corp.	277,700	16,725,871
Occidental Petroleum Corp.	410,500	27,175,100
Pioneer Natural Resources Co.	122,100	18,593,388
Total SA, ADR	911,100	50,702,715
TransCanada Corp.	763,000	34,289,220
Total		203,619,854
Total Energy		203,619,854
Financials 22.1%
Banks 10.6%
Citigroup, Inc.	281,300	17,502,486
Fifth Third Bancorp	1,160,200	29,260,244
JPMorgan Chase & Co.	631,200	63,896,376
Signature Bank	72,700	9,310,689
U.S. Bancorp	542,700	26,152,713
Wells Fargo & Co.	1,315,300	63,555,296
Total		209,677,804
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	464,700	23,434,821
Franklin Resources, Inc.	496,500	16,454,010
Morgan Stanley	864,500	36,481,900
Total		76,370,731
CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019	63

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.4%
AXA Equitable Holdings, Inc.	409,286	8,243,020
Insurance 7.3%
American International Group, Inc.	691,506	29,776,248
Chubb Ltd.	288,356	40,392,909
Loews Corp.	463,830	22,231,372
Marsh & McLennan Companies, Inc.	300,009	28,170,845
MetLife, Inc.	550,000	23,413,500
Total		143,984,874
Total Financials		438,276,429
Health Care 14.4%
Biotechnology 0.8%
Gilead Sciences, Inc.	259,000	16,837,590
Health Care Equipment & Supplies 4.4%
Becton Dickinson and Co.	55,400	13,835,042
Hologic, Inc.(a)	380,300	18,406,520
Medtronic PLC	454,200	41,368,536
Zimmer Biomet Holdings, Inc.	101,100	12,910,470
Total		86,520,568
Health Care Providers & Services 1.3%
CVS Health Corp.	485,297	26,172,067
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	42,000	11,496,240
Pharmaceuticals 7.3%
Johnson & Johnson	274,700	38,400,313
Merck & Co., Inc.	500,727	41,645,465
Perrigo Co. PLC	269,100	12,959,856
Pfizer, Inc.	1,218,300	51,741,201
Total		144,746,835
Total Health Care		285,773,300
Industrials 11.3%
Aerospace & Defense 3.0%
Boeing Co. (The)	87,997	33,563,816
Raytheon Co.	82,100	14,948,768
United Technologies Corp.	77,200	9,950,308
Total		58,462,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	210,400	23,510,096
Airlines 1.3%
Southwest Airlines Co.	502,000	26,058,820
Building Products 2.5%
Fortune Brands Home & Security, Inc.	424,700	20,219,967
Johnson Controls International PLC	801,000	29,588,940
Total		49,808,907
Commercial Services & Supplies 0.6%
Stericycle, Inc.(a)	230,600	12,549,252
Industrial Conglomerates 1.2%
General Electric Co.	2,377,300	23,749,227
Machinery 0.9%
Illinois Tool Works, Inc.	123,600	17,740,308
Professional Services 0.6%
Nielsen Holdings PLC	513,200	12,147,444
Total Industrials		224,026,946
Information Technology 10.3%
Communications Equipment 2.5%
Cisco Systems, Inc.	936,882	50,582,259
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	177,100	14,300,825
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	448,062	17,770,139
QUALCOMM, Inc.	530,800	30,271,524
Texas Instruments, Inc.	211,900	22,476,233
Total		70,517,896
Software 3.5%
Microsoft Corp.	584,609	68,948,785
Total Information Technology		204,349,765
Materials 3.4%
Chemicals 2.1%
CF Industries Holdings, Inc.	330,700	13,519,016
DowDuPont, Inc.	524,557	27,964,134
Total		41,483,150

64	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.3%
International Paper Co.	584,500	27,044,815
Total Materials		68,527,965
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
SL Green Realty Corp.	144,500	12,993,440
Weyerhaeuser Co.	757,600	19,955,184
Total		32,948,624
Total Real Estate		32,948,624
Utilities 4.7%
Electric Utilities 4.5%
Duke Energy Corp.	178,800	16,092,000
Evergy, Inc.	380,000	22,059,000
NextEra Energy, Inc.	7,500	1,449,900
PG&E Corp.(a)	435,013	7,743,231
Southern Co. (The)	799,800	41,333,664
Total		88,677,795
Multi-Utilities 0.2%
Sempra Energy	30,900	3,889,074
Total Utilities		92,566,869
Total Common Stocks (Cost $1,733,936,084)		1,891,264,186

Convertible Preferred Stocks 2.0%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.125%	74,448	4,623,300
Total Health Care			4,623,300
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.8%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.123%	310,950	19,310,262
Multi-Utilities 0.8%
Sempra Energy	6.000%	122,847	12,983,700
Sempra Energy	6.750%	29,654	3,146,828
Total			16,130,528
Total Utilities			35,440,790
Total Convertible Preferred Stocks (Cost $34,276,769)			40,064,090

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	54,010,425	54,005,024
Total Money Market Funds (Cost $54,005,024)		54,005,024
Total Investments in Securities (Cost: $1,822,217,877)		1,985,333,300
Other Assets & Liabilities, Net		(1,023,573)
Net Assets		1,984,309,727

CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019	65

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	46,627,223	200,254,331	(192,871,129)	54,010,425	—	—	268,238	54,005,024
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
66	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	101,352,579	—	—	—	101,352,579
Consumer Discretionary	53,612,136	—	—	—	53,612,136
Consumer Staples	186,209,719	—	—	—	186,209,719
Energy	203,619,854	—	—	—	203,619,854
Financials	438,276,429	—	—	—	438,276,429
Health Care	285,773,300	—	—	—	285,773,300
Industrials	224,026,946	—	—	—	224,026,946
Information Technology	204,349,765	—	—	—	204,349,765
Materials	68,527,965	—	—	—	68,527,965
Real Estate	32,948,624	—	—	—	32,948,624
Utilities	92,566,869	—	—	—	92,566,869
Total Common Stocks	1,891,264,186	—	—	—	1,891,264,186
Convertible Preferred Stocks
Health Care	—	4,623,300	—	—	4,623,300
Utilities	—	35,440,790	—	—	35,440,790
Total Convertible Preferred Stocks	—	40,064,090	—	—	40,064,090
Money Market Funds	—	—	—	54,005,024	54,005,024
Total Investments in Securities	1,891,264,186	40,064,090	—	54,005,024	1,985,333,300
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019	67

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850% Floor 0.850% 01/15/2028	3.637%	6,750,000	6,714,130
BlueMountain CLO Ltd.(a),(b)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	3.710%	7,250,000	7,213,677
Dryden CLO Ltd.(a),(b)
Series 2018-71A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 01/15/2029	3.843%	5,700,000	5,699,943
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	3.286%	3,090,000	3,096,782
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,941,334	2,910,425
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,869,999	2,911,521
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	3.701%	2,800,100	2,819,952
LCM (a),(b),(c),(d),(e)
Series 2019A Class AR
3-month USD LIBOR + 0.000% 07/15/2027	3.500%	8,000,000	8,000,000
Magnetite XXI Ltd.(a),(b)
Series 2019-21A Class A
3-month USD LIBOR + 1.280% Floor 1.280% 04/20/2030	3.909%	6,400,000	6,400,634
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	2.996%	6,503,540	6,454,801
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	3.126%	6,024,443	5,989,540
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.106%	6,164,131	6,094,349
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.106%	4,516,954	4,513,255
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	3.056%	10,890,000	10,805,463
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.986%	7,950,000	8,169,366
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.536%	7,900,000	7,978,595
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	3.436%	4,345,000	4,315,992
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	2.821%	430,787	400,350
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	3.321%	7,800,000	7,752,780
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	3.236%	5,551,630	5,523,835
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	2.831%	13,250,000	12,980,055
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 01/25/2022	3.101%	6,386,441	6,275,219
68	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	3.521%	1,990,000	1,859,056
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	4.421%	1,860,868	1,881,734
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	4.621%	5,860,000	5,947,642
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.871%	6,428,607	6,428,481
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	4.271%	1,687,396	1,704,630
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	5.021%	5,775,000	5,906,699
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	2.941%	13,000,000	12,657,490
Total Asset-Backed Securities — Non-Agency (Cost $169,087,935)			169,406,396

Commercial Mortgage-Backed Securities - Agency 3.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	7,010,000	7,232,598
Series K155 Class A3
04/25/2033	3.750%	6,990,000	7,381,620
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	13,456,071
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f)
Series K084 Class A2
10/25/2028	3.780%	7,320,000	7,801,709
Federal National Mortgage Association
04/01/2019	2.300%	7,472,522	7,471,802
08/01/2026	2.330%	6,215,000	6,032,781
05/01/2027	2.828%	5,857,538	5,935,353
05/01/2030	3.690%	12,741,000	13,417,181
05/01/2031	2.850%	6,420,000	6,286,233
07/01/2032	3.270%	5,615,000	5,613,437
11/01/2037	3.210%	7,150,186	6,972,772
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2001-M2 Class Z2
06/25/2031	6.300%	29,197	29,497
Government National Mortgage Association(f),(g)
CMO Series 2011-121 Class
06/16/2043	0.515%	6,954,148	73,630
CMO Series 2011-78 Class IX
08/16/2046	0.138%	5,966,450	107,274
CMO Series 2012-55 Class
04/16/2052	0.441%	1,883,793	24,834
Government National Mortgage Association(g)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	11,618,476	86,687
Total Commercial Mortgage-Backed Securities - Agency (Cost $89,740,556)			87,923,479

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	3,090,000	3,172,466
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	3,000,000	3,030,871
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	2,620,000	2,657,487
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,930,000	2,992,492
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,160,114
GS Mortgage Securities Corp. Trust(a)
Series 2012-SHOP Class A
06/05/2031	2.933%	2,840,000	2,839,008
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2012-HSBC Class A
07/05/2032	3.093%	711,146	717,558
RBS Commercial Funding, Inc., Trust(a),(f)
Series 2013-GSP Class A
01/15/2032	3.834%	3,035,000	3,132,650
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	3,100,000	3,120,788
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2013-120B Class A
03/18/2028	2.710%	3,065,000	3,050,221
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $28,006,164)			27,873,655

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	69

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Commercial Paper 0.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.2%
Ford Motor Credit Co. LLC(a)
04/04/2019	3.640%	6,500,000	6,496,112
Total Commercial Paper (Cost $6,497,210)			6,496,112

Common Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(d),(h)	32,056	272,476
Total Utilities		272,476
Total Common Stocks (Cost $1,930,228)		272,476

Corporate Bonds & Notes 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
L3 Technologies, Inc.
06/15/2028	4.400%	6,315,000	6,631,173
Northrop Grumman Corp.
01/15/2025	2.930%	2,770,000	2,732,140
01/15/2028	3.250%	2,515,000	2,472,398
Total			11,835,711
Airlines 0.5%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	1,538,401	1,600,618
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,265,082	1,298,196
01/15/2023	4.950%	999,776	1,034,266
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	123,454	130,145
04/19/2022	5.983%	8,215,350	8,642,450
Total			12,705,675
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,330,747
Automotive 1.2%
Ford Motor Credit Co. LLC
05/03/2019	2.021%	7,000,000	6,991,397
01/15/2020	8.125%	1,500,000	1,553,751
11/02/2020	2.343%	3,000,000	2,931,438
01/07/2022	5.596%	6,232,000	6,423,354
03/28/2022	3.339%	1,790,000	1,735,822
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.677%	2,095,000	2,024,956
3-month USD LIBOR + 1.080% 08/03/2022	3.818%	1,940,000	1,854,236
General Motors Co.
10/02/2023	4.875%	1,320,000	1,375,623
General Motors Financial Co., Inc.
05/09/2019	2.400%	7,280,000	7,275,733
01/15/2020	3.150%	1,634,000	1,635,407
Total			33,801,717
Banking 5.9%
Bank of America Corp.
10/19/2020	2.625%	2,000,000	1,994,098
Bank of America Corp.(i)
07/21/2021	2.369%	14,195,000	14,103,400
12/20/2023	3.004%	11,937,000	11,883,045
04/24/2028	3.705%	14,730,000	14,783,602
07/23/2029	4.271%	1,720,000	1,789,777
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	3.276%	1,000,000	890,190
Bank of New York Mellon Corp. (The)(i)
05/16/2023	2.661%	5,000,000	4,972,375
Citigroup, Inc.(b)
3-month USD LIBOR + 0.770% 04/08/2019	3.574%	8,000,000	8,001,734
Citigroup, Inc.
05/22/2019	8.500%	2,000,000	2,015,541
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	302,939
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	1,750,000	1,785,417
Goldman Sachs Group, Inc. (The)(i)
09/29/2025	3.272%	4,575,000	4,512,647
06/05/2028	3.691%	3,500,000	3,467,425
04/23/2029	3.814%	4,450,000	4,408,352
JPMorgan Chase & Co.(i)
06/18/2022	3.514%	3,000,000	3,038,475
12/05/2024	4.023%	6,770,000	7,023,875
03/01/2025	3.220%	7,215,000	7,209,935
01/23/2029	3.509%	5,750,000	5,694,869
07/23/2029	4.203%	2,150,000	2,245,479
JPMorgan Chase & Co.
07/15/2025	3.900%	3,000,000	3,111,876
Lloyds Bank PLC
05/07/2021	3.300%	4,195,000	4,226,446

70	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(i)
11/07/2023	2.907%	3,025,000	2,950,358
Morgan Stanley(b)
3-month USD LIBOR + 0.930% 07/22/2022	3.691%	4,000,000	4,020,904
PNC Bank NA
10/18/2019	2.400%	5,305,000	5,295,393
Santander UK Group Holdings PLC
08/05/2021	2.875%	9,573,000	9,501,863
Santander UK Group Holdings PLC(i)
11/15/2024	4.796%	1,500,000	1,546,913
Santander UK PLC
06/01/2021	3.400%	3,000,000	3,022,587
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,059,167
07/22/2022	2.625%	5,739,000	5,695,854
04/22/2026	3.000%	19,440,000	18,966,986
10/23/2026	3.000%	790,000	768,882
Total			163,290,404
Brokerage/Asset Managers/Exchanges 0.1%
Raymond James Financial, Inc.
07/15/2046	4.950%	2,180,000	2,298,971
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	856,000	860,560
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	2,095,000	2,350,104
04/01/2048	5.750%	1,285,000	1,342,830
Comcast Corp.
10/15/2038	4.600%	3,000,000	3,216,579
10/15/2048	4.700%	1,065,000	1,156,152
11/01/2049	3.999%	2,850,000	2,773,897
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	856,171
02/01/2029	6.500%	1,504,000	1,601,410
DISH DBS Corp.
07/15/2022	5.875%	500,000	484,202
Intelsat Jackson Holdings SA
08/01/2023	5.500%	1,449,000	1,285,747
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	773,000	751,664
07/15/2025	9.750%	1,550,000	1,574,916
Time Warner Cable LLC
11/15/2040	5.875%	2,480,000	2,570,262
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	400,000	402,369
08/15/2026	5.500%	1,000,000	1,017,408
Total			22,244,271
Chemicals 0.2%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	700,000	706,254
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	4,005,000	4,189,791
Sasol Financing USA LLC
03/27/2024	5.875%	925,000	980,745
Total			5,876,790
Consumer Cyclical Services 0.2%
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,393,274
02/15/2025	4.750%	1,565,000	1,628,822
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,614,070
Matthews International Corp.(a)
12/01/2025	5.250%	1,000,000	961,122
Total			6,597,288
Consumer Products 0.2%
Central Garden & Pet Co.
11/15/2023	6.125%	453,000	472,825
02/01/2028	5.125%	1,430,000	1,323,596
First Quality Finance Co., Inc.(a)
07/01/2025	5.000%	1,692,000	1,646,357
Valvoline, Inc.
07/15/2024	5.500%	1,500,000	1,524,843
Total			4,967,621
Diversified Manufacturing 0.8%
General Electric Co.
01/08/2020	5.500%	5,535,000	5,638,455
01/09/2020	2.200%	5,000,000	4,967,980
10/17/2021	4.650%	4,807,000	4,975,769
01/05/2026	5.550%	4,065,000	4,340,859
01/14/2038	5.875%	517,000	554,761
Total			20,477,824
Electric 2.1%
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,870,061
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	954,987

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	71

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,584,031
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,034,927
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,786,569
11/15/2027	3.350%	1,000,000	987,534
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,079,221
MidAmerican Energy Co.
10/15/2044	4.400%	5,875,000	6,374,875
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	3.218%	14,250,000	14,227,115
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,318,553
PacifiCorp
07/01/2025	3.350%	2,000,000	2,014,650
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,705,895
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,313,300
Total			56,251,718
Finance Companies 1.1%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	1,500,000	1,501,081
07/01/2020	4.250%	1,780,000	1,803,991
05/15/2021	4.500%	3,735,000	3,817,118
10/01/2021	5.000%	1,000,000	1,037,191
Air Lease Corp.
03/01/2020	4.750%	4,935,000	5,012,514
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,500,000	9,381,801
11/15/2035	4.418%	7,022,000	6,504,064
International Lease Finance Corp.
05/15/2019	6.250%	2,000,000	2,006,920
Total			31,064,680
Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	2,725,000	2,902,378
Anheuser-Busch InBev Worldwide, Inc.(a)
02/01/2046	4.900%	7,834,000	7,876,687
Bacardi Ltd.(a)
05/15/2028	4.700%	1,250,000	1,250,334
05/15/2048	5.300%	1,500,000	1,436,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	945,000	848,681
Conagra Brands, Inc.
11/01/2028	4.850%	2,000,000	2,100,770
General Mills, Inc.
04/17/2028	4.200%	1,500,000	1,557,060
04/17/2048	4.700%	525,000	524,060
Kraft Heinz Foods Co.
07/15/2025	3.950%	3,060,000	3,082,087
06/04/2042	5.000%	564,000	534,138
07/15/2045	5.200%	6,250,000	6,022,150
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	937,768
Mondelez International, Inc.(a)
10/28/2019	1.625%	3,428,000	3,403,034
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	762,000	767,674
Post Holdings, Inc.(a)
08/15/2026	5.000%	108,000	105,301
03/01/2027	5.750%	1,664,000	1,671,846
Tyson Foods, Inc.
03/01/2026	4.000%	2,755,000	2,817,004
Total			37,837,019
Gaming 0.4%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	1,694,000	1,718,446
GLP Capital LP/Financing II, Inc.
11/01/2020	4.875%	1,525,000	1,553,368
11/01/2023	5.375%	2,120,000	2,221,491
06/01/2025	5.250%	1,860,000	1,948,951
06/01/2028	5.750%	870,000	937,604
01/15/2029	5.300%	2,325,000	2,439,657
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,081,372
Total			11,900,889
Health Care 1.7%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.476%	2,998,000	2,998,132
Becton Dickinson and Co.
06/06/2022	2.894%	2,000,000	1,987,894
06/06/2024	3.363%	1,380,000	1,380,486
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	936,000	927,139
CHS/Community Health Systems, Inc.(a)
01/15/2024	8.625%	402,000	402,867
03/15/2026	8.000%	578,000	553,282

72	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
07/20/2045	5.125%	2,035,000	2,066,189
03/25/2048	5.050%	7,230,000	7,281,254
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	1,904,000	1,916,427
Halfmoon Parent, Inc.(a)
07/15/2023	3.750%	4,000,000	4,097,432
08/15/2038	4.800%	3,000,000	3,086,214
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,484,755
HCA, Inc.
02/15/2020	6.500%	2,560,000	2,633,495
05/01/2023	4.750%	625,000	655,651
02/01/2025	5.375%	581,000	615,878
04/15/2025	5.250%	2,188,000	2,348,658
02/01/2029	5.875%	626,000	673,594
NYU Langone Hospitals
07/01/2042	4.428%	5,936,000	6,270,221
Teleflex, Inc.
11/15/2027	4.625%	752,000	745,383
Tenet Healthcare Corp.
06/01/2020	4.750%	600,000	607,496
10/01/2020	6.000%	1,500,000	1,556,504
07/15/2024	4.625%	850,000	852,550
Total			47,141,501
Healthcare Insurance 0.5%
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,398,045
05/15/2022	3.125%	3,000,000	3,023,418
12/01/2047	4.375%	1,500,000	1,496,149
Centene Corp.
02/15/2021	5.625%	971,000	985,420
01/15/2025	4.750%	800,000	816,054
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,743,669
UnitedHealth Group, Inc.
01/15/2047	4.200%	1,500,000	1,555,324
WellCare Health Plans, Inc.
04/01/2025	5.250%	806,000	836,443
Total			12,854,522
Healthcare REIT 1.5%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	5,065,000	5,231,223
HCP, Inc.
11/15/2023	4.250%	7,150,000	7,441,026
08/15/2024	3.875%	2,000,000	2,048,646
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	8,900,000	8,923,167
Ventas Realty LP
01/15/2026	4.125%	7,205,000	7,389,196
10/15/2026	3.250%	4,095,000	3,969,415
Ventas Realty LP/Capital Corp.
03/01/2022	4.250%	978,000	1,009,690
Welltower, Inc.
01/15/2021	4.950%	667,000	687,221
06/01/2025	4.000%	4,305,000	4,427,766
Total			41,127,350
Independent Energy 0.5%
Antero Resources Corp.
12/01/2022	5.125%	250,000	251,457
06/01/2023	5.625%	1,854,000	1,881,992
03/01/2025	5.000%	500,000	492,455
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,202,401
Centennial Resource Production LLC(a)
04/01/2027	6.875%	736,000	742,859
EQT Corp.
10/01/2027	3.900%	2,000,000	1,868,096
Hess Corp.
02/15/2041	5.600%	2,000,000	2,025,054
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,288,256
Matador Resources Co.
09/15/2026	5.875%	550,000	550,120
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,500,000	1,500,831
Range Resources Corp.
03/15/2023	5.000%	700,000	677,055
05/15/2025	4.875%	396,000	367,989
Total			13,848,565
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,850,000	1,965,727
MassMutual Global Funding II(a)
10/17/2022	2.500%	3,370,000	3,335,225
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	3,175,000	3,406,403
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,000,000	3,996,928

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	73

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	500,000	630,261
Teachers Insurance & Annuity Association of America(a),(i)
Subordinated
09/15/2054	4.375%	3,920,000	4,029,627
Total			17,364,171
Media and Entertainment 0.2%
CBS Corp.
06/01/2023	2.900%	2,000,000	1,976,186
Clear Channel International BV(a)
12/15/2020	8.750%	541,000	554,827
Viacom, Inc.
04/01/2024	3.875%	3,000,000	3,055,812
Total			5,586,825
Metals and Mining 0.0%
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	154,777
Midstream 1.5%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,826,695
Energy Transfer Operating LP
01/15/2024	5.875%	1,000,000	1,093,395
06/01/2027	5.500%	341,000	369,759
Energy Transfer Partners LP
03/15/2025	4.050%	1,350,000	1,369,242
01/15/2026	4.750%	1,500,000	1,566,064
02/01/2042	6.500%	1,525,000	1,709,839
03/15/2045	5.150%	3,048,000	2,929,034
EQT Midstream Partners LP
07/15/2028	5.500%	2,300,000	2,323,784
Florida Gas Transmission Co. LLC(a)
05/15/2019	7.900%	1,902,000	1,912,611
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	1,000,000	1,034,891
03/15/2035	5.800%	1,000,000	1,099,725
Peru LNG Srl(a)
03/22/2030	5.375%	1,150,000	1,195,780
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	3,973,000	4,140,756
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	2,611,000	2,670,330
Sabine Pass Liquefaction LLC
05/15/2024	5.750%	4,086,000	4,502,261
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	3,000,000	2,995,638
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
11/15/2023	4.500%	2,500,000	2,623,550
09/15/2025	4.000%	2,350,000	2,417,417
04/15/2040	6.300%	1,000,000	1,168,747
Total			39,949,518
Office REIT 0.5%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,383,061
09/01/2023	3.125%	625,000	627,325
01/15/2025	3.200%	3,010,000	2,981,865
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,741,557
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	3,981,748
Total			13,715,556
Oil Field Services 0.1%
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,073,520	1,095,249
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,188,810	1,204,876
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	397,000	413,531
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	448,000	459,386
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%	684,000	697,313
Total			3,870,355
Other REIT 0.1%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	805,000	807,797
07/01/2024	4.125%	1,000,000	1,022,504
Total			1,830,301
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	500,000	526,743
02/15/2025	6.000%	1,950,000	1,945,887
Berry Global, Inc.(a)
02/15/2026	4.500%	582,000	552,554
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	400,000	386,617
OI European Group BV(a)
03/15/2023	4.000%	135,000	133,419
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	2,907,323	2,912,946

74	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,053,711
09/15/2025	5.500%	591,000	622,195
Total			8,134,072
Paper 0.1%
WRKCo, Inc.
03/15/2029	4.900%	2,710,000	2,932,784
Pharmaceuticals 1.4%
AbbVie, Inc.
05/14/2025	3.600%	1,450,000	1,452,983
05/14/2026	3.200%	950,000	922,246
11/14/2028	4.250%	2,000,000	2,041,232
Allergan Finance LLC
10/01/2022	3.250%	2,000,000	1,999,454
Amgen, Inc.
05/01/2045	4.400%	2,180,000	2,135,824
06/15/2051	4.663%	3,283,000	3,301,963
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	549,000	560,803
04/01/2026	9.250%	252,000	276,128
Bayer US Finance II LLC(a)
12/15/2028	4.375%	5,705,000	5,663,154
Bayer US Finance LLC(a)
10/08/2024	3.375%	3,000,000	2,926,929
Biogen, Inc.
09/15/2045	5.200%	2,406,000	2,539,834
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	600,000	595,066
Celgene Corp.
08/15/2045	5.000%	4,880,000	5,172,268
Gilead Sciences, Inc.
02/01/2025	3.500%	2,483,000	2,529,417
03/01/2046	4.750%	750,000	783,940
Johnson & Johnson
01/15/2038	3.400%	3,000,000	2,949,681
12/05/2043	4.500%	485,000	548,993
Teva Pharmaceutical Finance IV LLC
03/18/2020	2.250%	3,000,000	2,957,895
Total			39,357,810
Property & Casualty 0.5%
Berkshire Hathaway Finance Corp.
08/15/2048	4.200%	3,000,000	3,122,973
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,673,369
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farmers Exchange Capital II(a),(i)
Subordinated
11/01/2053	6.151%	3,810,000	3,972,904
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.901%	2,815,000	2,810,473
Total			13,579,719
Railroads 0.1%
Union Pacific Corp.
09/10/2028	3.950%	2,000,000	2,095,806
Restaurants 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,000,000	983,158
Retailers 0.3%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	1,365,000	1,347,149
Home Depot, Inc. (The)
12/06/2028	3.900%	1,495,000	1,588,343
Rite Aid Corp.(a)
04/01/2023	6.125%	2,242,000	1,846,484
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,369,939
11/18/2044	4.800%	2,500,000	2,390,548
Total			8,542,463
Supermarkets 0.1%
Kroger Co. (The)
01/15/2049	5.400%	2,750,000	2,848,167
Technology 0.3%
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	7,000,000	6,962,501
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,527,246
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	820,000	827,997
Total			9,317,744
Tobacco 0.2%
BAT Capital Corp.
08/15/2037	4.390%	860,000	770,497
08/15/2047	4.540%	2,730,000	2,387,833
Reynolds American, Inc.
05/01/2020	6.875%	1,450,000	1,507,932
Total			4,666,262

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	75

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
American Tower Corp.
06/15/2023	3.000%	2,400,000	2,391,209
Sprint Capital Corp.
03/15/2032	8.750%	950,000	1,002,089
Sprint Corp.
03/01/2026	7.625%	500,000	506,703
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	3,125,000	3,123,541
03/20/2025	4.738%	6,795,000	6,868,807
03/20/2028	5.152%	780,000	794,127
T-Mobile U.S.A., Inc.
04/15/2024	6.000%	791,000	824,468
Vodafone Group PLC
05/30/2028	4.375%	3,000,000	3,048,843
Total			18,559,787
Wirelines 1.3%
AT&T, Inc.
03/01/2037	5.250%	6,180,000	6,501,632
03/01/2039	4.850%	2,796,000	2,812,468
06/15/2044	4.800%	2,975,000	2,905,608
06/15/2045	4.350%	2,849,000	2,624,305
05/15/2046	4.750%	3,052,000	2,981,764
Level 3 Financing, Inc.
05/01/2025	5.375%	2,500,000	2,533,383
Verizon Communications, Inc.(a)
12/03/2029	4.016%	8,660,000	8,942,299
Verizon Communications, Inc.
08/10/2033	4.500%	2,445,000	2,582,030
03/15/2039	4.812%	2,000,000	2,141,112
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	768,000	766,216
Total			34,790,817
Total Corporate Bonds & Notes (Cost $754,356,071)			766,733,355

Foreign Government Obligations(j) 1.1%

Argentina 0.0%
Argentine Republic Government International Bond
04/22/2021	6.875%	1,000,000	912,485
Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	700,000	751,547
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.0%
Brazilian Government International Bond
01/13/2028	4.625%	800,000	806,775
Chile 0.0%
Chile Government International Bond
10/30/2022	2.250%	1,200,000	1,188,450
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,055,086
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%	1,100,000	1,149,890
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/28/2024	6.600%	1,200,000	1,300,747
Egypt 0.0%
Egypt Government International Bond(a)
02/21/2023	5.577%	550,000	546,063
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,000,000	1,141,004
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,155,862
Total			2,296,866
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	1,600,000	1,679,826
Mexico 0.4%
Banco Nacional de Comercio Exterior SNC(a),(i)
Subordinated
08/11/2026	3.800%	300,000	294,190
Mexico Government International Bond
01/11/2028	3.750%	850,000	839,424
Petroleos Mexicanos
03/13/2027	6.500%	2,715,000	2,726,438
02/12/2028	5.350%	2,320,000	2,152,143
01/23/2029	6.500%	3,555,000	3,523,005
Total			9,535,200
Netherlands 0.0%
Petrobras Global Finance BV
02/01/2029	5.750%	700,000	693,951

76	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 0.1%
Oman Government International Bond(a)
01/17/2028	5.625%	1,350,000	1,266,223
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	206,823
Peru 0.0%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	501,067
Petroleos del Peru SA(a)
06/19/2032	4.750%	300,000	308,025
Total			809,092
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,225,000	1,310,687
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	1,600,000	1,678,517
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	820,000	839,801
Saudi Government International Bond(a)
10/26/2046	4.500%	540,000	528,350
Total			1,368,151
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	850,000	857,890
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	948,335
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	774,196
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	600,000	632,207
Total Foreign Government Obligations (Cost $30,911,748)			31,769,007

Inflation-Indexed Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Inflation-Indexed Bond
07/15/2024	0.125%	773,764	764,284
07/15/2025	0.375%	6,245,750	6,241,506
07/15/2028	0.750%	9,725,705	9,943,335
Total			16,949,125
Total Inflation-Indexed Bonds (Cost $16,232,721)			16,949,125

Municipal Bonds 0.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,789,592
Series 2010
10/01/2024	5.047%	5,000,000	5,484,500
Total			8,274,092
Special Non Property Tax 0.4%
New York City Transitional Finance Authority
Revenue Bonds
Qualified School Construction Bonds
Subordinated Series 2010
08/01/2027	5.008%	3,570,000	4,060,054
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,561,582
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	3,545,000	4,131,237
Total			10,752,873
Special Property Tax 0.1%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	4,375,000	4,446,619

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	77

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016E
04/01/2041	3.000%	1,855,000	1,784,621
Total Municipal Bonds (Cost $24,780,495)			25,258,205

Residential Mortgage-Backed Securities - Agency 27.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	92,836,922	92,548,133
09/01/2032- 03/01/2048	3.500%	162,207,900	165,648,221
07/01/2035- 10/01/2048	5.000%	11,798,587	12,523,513
04/01/2036- 09/01/2039	6.000%	247,108	269,170
06/01/2038- 01/01/2040	5.500%	868,549	946,114
03/01/2039- 10/01/2048	4.500%	19,961,240	20,994,772
08/01/2044- 01/01/2049	4.000%	36,166,926	37,768,733
Federal Home Loan Mortgage Corp.(k)
12/01/2031	2.500%	5,180,791	5,158,504
Federal Home Loan Mortgage Corp.(e)
04/10/2049	4.500%	7,880,000	8,223,586
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2031	2.984%	1,573,501	1,579,757
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	4.216%	310,405	61,155
Federal Home Loan Mortgage Corp.(g)
CMO Series 4037 Class PI
04/15/2027	3.000%	702,682	46,488
CMO Series 4090 Class EI
08/15/2022	2.500%	603,921	16,574
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	549,423
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2025- 02/01/2048	3.500%	56,108,303	57,069,296
06/01/2032- 08/01/2043	3.000%	21,245,988	21,398,074
05/01/2033- 08/01/2039	5.000%	336,621	361,803
11/01/2038- 11/01/2040	6.000%	3,527,182	3,914,708
08/01/2043- 07/01/2047	4.000%	63,211,808	65,563,272
02/01/2046- 08/01/2048	4.500%	32,258,915	33,755,057
CMO Series 2013-13 Class PH
04/25/2042	2.500%	5,832,577	5,823,622
CMO Series 2018-54 Class KA
01/25/2047	3.500%	7,646,616	7,814,300
CMO Series 2018-86 Class JA
05/25/2047	4.000%	5,984,815	6,240,808
CMO Series 2018-94D Class KD
12/25/2048	3.500%	5,924,203	6,013,960
CMO Series 2019-1 Class KP
02/25/2049	3.250%	13,627,801	13,767,065
Federal National Mortgage Association(e)
04/15/2034	3.000%	210,000	211,931
05/12/2044	5.000%	2,150,000	2,270,131
04/10/2049	3.500%	45,000	45,610
Federal National Mortgage Association(b),(g)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 10/25/2034	4.215%	90,649	3,801
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	4.215%	1,454,830	242,151
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	3.715%	580,493	56,473
Federal National Mortgage Association(g)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	421,314	58,409

78	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	26,983,274	28,181,411
04/15/2035- 10/20/2047	5.000%	12,711,598	13,396,470
07/15/2040- 10/20/2048	4.000%	41,596,301	42,971,369
04/20/2046- 09/20/2047	3.500%	73,924,419	75,630,355
12/20/2046- 11/20/2047	3.000%	30,936,863	31,131,480
Government National Mortgage Association(k)
12/20/2047	4.000%	623,836	644,355
Government National Mortgage Association(l)
CMO Series 2006-26 Class
06/20/2036	0.000%	40,350	34,609
Government National Mortgage Association(b),(g)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2041	3.662%	1,314,109	79,716
Total Residential Mortgage-Backed Securities - Agency (Cost $764,688,826)			763,014,379

Residential Mortgage-Backed Securities - Non-Agency 6.6%

Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% Floor 0.630% 03/25/2035	3.116%	4,880,986	4,876,611
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	2.708%	2,254,054	2,242,573
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	2.666%	7,880,216	7,693,540
BCAP LLC Trust(a),(f)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.769%	1,409,115	1,421,913
CMO Series 2014-RR2 Class 11A1
05/26/2037	3.042%	1,671,263	1,664,711
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	2.690%	1,406,810	1,397,474
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2015-6 Class 2A1
12/25/2035	2.763%	3,164,323	3,132,406
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	2,244,911	2,172,700
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	3.926%	4,742,452	4,773,194
Countrywide Alternative Loan Trust(f)
CMO Series 2006-HY12 Class A5
08/25/2036	3.874%	8,238,348	8,439,321
Credit Suisse First Boston Mortgage Securities Corp.(f)
CMO Series 2004-AR8 Class 7A1
09/25/2034	4.346%	153,784	152,758
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(f)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.242%	1,157,154	1,165,820
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% Floor 0.120% 07/27/2036	2.610%	761,647	758,270
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% Floor 0.280% 04/27/2047	2.790%	3,219,361	3,161,684
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	3.172%	5,068,166	4,951,537
CSMC Trust(a),(f)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	12,768,741	12,962,895
First Horizon Alternative Mortgage Securities Trust(f)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.774%	2,563,736	2,294,494
CMO Series 2005-AA7 Class 2A1
09/25/2035	4.388%	2,063,085	1,973,853
CMO Series 2005-AA8 Class 2A1
10/25/2035	4.438%	4,315,361	3,668,672
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,196,894	904,612
GMAC Mortgage Loan Trust(f)
CMO Series 2005-AR6 Class 2A1
11/19/2035	4.044%	1,989,741	1,913,126

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	79

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	12,121,625	11,959,805
GSAA Home Equity Trust(b)
CMO Series 2005-9 Class 1A1
1-month USD LIBOR + 0.280% Floor 0.280% 08/25/2035	3.046%	49,913	49,995
GSR Mortgage Loan Trust(f)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.413%	678,664	686,195
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	2.682%	14,221,597	12,723,758
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 10.500% 10/25/2036	2.756%	5,355,028	3,406,888
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	2.876%	10,000,000	9,925,113
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	2.726%	4,502,259	2,982,823
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	4.846%	1,963,350	1,915,096
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	2.746%	1,663,112	1,631,863
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	2.766%	4,383,567	4,323,529
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 09/25/2036	2.766%	5,410,596	5,387,886
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	3.161%	11,637,202	11,562,995
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	2.706%	10,074,919	9,881,311
RALI Trust(f)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.601%	1,779,858	1,395,699
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% Floor 0.130% 09/25/2036	2.616%	1,419,843	1,412,916
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
1-month USD LIBOR + 0.720% 10/25/2035	3.206%	493,793	494,006
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 05/25/2036	2.706%	10,111,888	9,181,580
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR10 Class A7
10/25/2033	4.481%	931,881	945,662
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.346%	702,051	717,245
CMO Series 2005-AR4 Class A5
04/25/2035	3.934%	1,203,203	1,193,070
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.710%	3,747,421	3,674,302
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	2.746%	3,595,226	3,561,565
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	3.406%	6,752,993	6,107,496
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	3.386%	4,424,642	4,443,635
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $177,745,773)			181,286,597

80	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Senior Loans 0.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Transdigm, Inc.(b),(m)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.999%	698,237	679,035
Automotive 0.0%
Panther BF Aggregator 2 LP(b),(k),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 03/18/2026		1,000,000	988,130
Cable and Satellite 0.1%
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	4.734%	1,400,000	1,357,650
Telenet Financing LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 08/15/2026	4.734%	750,000	732,960
Unitymedia Finance LLC(b),(m)
Tranche E Term Loan
3-month USD LIBOR + 2.000% 06/01/2023	4.484%	1,100,000	1,085,909
Total			3,176,519
Electric 0.0%
Homer City Generation LP(b),(m)
Term Loan
3-month USD LIBOR + 11.000% Floor 1.000% 04/05/2023	13.500%	382,553	364,573
Vistra Operations Co. LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.499%	280,895	277,420
Total			641,993
Environmental 0.0%
Clean Harbors, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	4.249%	347,348	346,133
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 01/15/2025	4.488%	356,970	353,718
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Delos Finance SARL(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	4.351%	965,000	963,311
Total			1,317,029
Gaming 0.1%
Caesars Entertainment Operating Co., LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	4.499%	396,985	387,259
Churchill Downs, Inc.(b),(d),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	4.500%	396,985	395,496
Twin River Management Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 07/10/2020	5.999%	1,066,372	1,061,926
Total			1,844,681
Health Care 0.1%
Gentiva Health Services, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.250%	278,600	278,948
Iqvia, Inc./Quintiles IMS(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/17/2025	4.601%	446,599	444,590
MPH Acquisition Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	5.351%	1,210,553	1,170,084
Total			1,893,622
Integrated Energy 0.1%
PowerTeam Services, LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	5.851%	1,458,435	1,389,159
Oil Field Services 0.0%
EMG Utica LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/27/2020	6.249%	760,349	756,547

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	81

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
PODS LLC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/06/2024	5.243%	446,601	437,298
Packaging 0.1%
Berry Global, Inc.(b),(m)
Tranche S Term Loan
3-month USD LIBOR + 1.750% 02/08/2020	4.243%	500,000	498,035
Reynolds Group Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.249%	1,072,562	1,059,155
Total			1,557,190
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.481%	1,949,813	1,935,891
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(k),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.749%	1,197,800	1,177,833
Technology 0.0%
First Data Corp.(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/26/2024	4.486%	460,000	458,556
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.749%	331,219	328,158
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.749%	238,145	235,945
Total			1,022,659
Wireless 0.1%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.500%	1,444,088	1,412,058
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	5.000%	466,430	453,603
3-month USD LIBOR + 3.000% Floor 0.750% 02/02/2024	5.500%	249,375	245,323
Total			2,110,984
Total Senior Loans (Cost $21,533,292)			21,274,703

Treasury Bills 0.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
04/16/2019	2.420%	10,210,000	10,197,829
U.S. Treasury Bills(n)
06/20/2019	2.310%	2,721,000	2,706,774
Total			12,904,603
Total Treasury Bills (Cost $12,900,582)			12,904,603

U.S. Treasury Obligations 22.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2021	2.500%	70,050,000	70,292,383
02/28/2021	2.500%	58,025,000	58,251,805
03/31/2021	2.250%	3,725,000	3,723,162
01/31/2024	2.500%	16,010,000	16,196,294
02/29/2024	2.375%	59,610,000	60,002,700
03/31/2024	2.125%	147,605,000	146,791,084
02/15/2029	2.625%	70,460,000	71,759,742
02/15/2049	3.000%	176,105,000	182,464,581
Total U.S. Treasury Obligations (Cost $601,346,117)			609,481,751

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(o),(p)	109,439,784	109,428,840
Total Money Market Funds (Cost $109,428,840)		109,428,840
Total Investments in Securities (Cost: $2,809,186,558)		2,830,072,683
Other Assets & Liabilities, Net		(78,219,787)
Net Assets		2,751,852,896

82	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
At March 31, 2019, securities and/or cash totaling $2,706,713 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,223	06/2019	USD	260,613,656	1,016,345	—
U.S. Treasury 5-Year Note	2,147	06/2019	USD	248,682,984	2,111,962	—
U.S. Ultra Treasury Bond	52	06/2019	USD	8,736,000	331,851	—
Total					3,460,158	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $322,350,491, which represents 11.71% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $8,000,000, which represents 0.29% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents a security purchased on a forward commitment basis.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	54,660,794	623,548,292	(568,769,302)	109,439,784	—	—	470,434	109,428,840
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	83

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	161,406,396	8,000,000	—	169,406,396
Commercial Mortgage-Backed Securities - Agency	—	87,923,479	—	—	87,923,479
Commercial Mortgage-Backed Securities - Non-Agency	—	27,873,655	—	—	27,873,655
84	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Commercial Paper	—	6,496,112	—	—	6,496,112
Common Stocks
Utilities	—	—	272,476	—	272,476
Corporate Bonds & Notes	—	766,733,355	—	—	766,733,355
Foreign Government Obligations	—	31,769,007	—	—	31,769,007
Inflation-Indexed Bonds	—	16,949,125	—	—	16,949,125
Municipal Bonds	—	25,258,205	—	—	25,258,205
Residential Mortgage-Backed Securities - Agency	—	763,014,379	—	—	763,014,379
Residential Mortgage-Backed Securities - Non-Agency	—	181,286,597	—	—	181,286,597
Senior Loans	—	20,879,207	395,496	—	21,274,703
Treasury Bills	12,904,603	—	—	—	12,904,603
U.S. Treasury Obligations	609,481,751	—	—	—	609,481,751
Money Market Funds	—	—	—	109,428,840	109,428,840
Total Investments in Securities	622,386,354	2,089,589,517	8,667,972	109,428,840	2,830,072,683
Investments in Derivatives
Asset
Futures Contracts	3,460,158	—	—	—	3,460,158
Total	625,846,512	2,089,589,517	8,667,972	109,428,840	2,833,532,841
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
6,448,983	655,044	655,044	6,448,983
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loan securities, common stock and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	85

Portfolio of Investments
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	19,869,000	19,731,910
Series 2019-1A Class A
03/20/2023	3.450%	14,617,000	14,765,078
Ford Credit Auto Lease Trust
Series 2018-B Class A4
02/15/2022	3.300%	5,013,000	5,056,963
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	16,831,000	16,721,560
GM Financial Automobile Leasing Trust
Series 2018-3 Class A4
07/20/2022	3.300%	4,010,000	4,033,135
Hertz Fleet Lease Funding LP(a)
Series 2018-1 Class A2
05/10/2032	3.230%	6,354,000	6,365,423
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	9,295,000	9,231,458
Series 2016-4A Class A
07/25/2022	2.650%	5,177,000	5,113,227
Series 2019-1A Class A
03/25/2023	3.710%	17,512,000	17,713,187
Hyundai Auto Receivables Trust
Series 2018-B Class A4
01/15/2025	3.290%	11,500,000	11,710,046
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/16/2024	3.184%	2,211,173	2,211,134
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	3,518,000	3,501,238
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A2
1-month USD LIBOR + 0.600% 07/26/2066	3.086%	5,109,000	5,121,522
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	2.931%	14,173,866	13,938,465
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A1
1-month USD LIBOR + 0.540% Floor 0.540% 11/27/2039	3.026%	3,174,982	3,176,995
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	3.286%	7,862,045	7,933,817
Series 2018-3A Class A2
1-month USD LIBOR + 0.440% 09/27/2066	2.926%	5,419,000	5,402,260
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	3.526%	1,732,827	1,745,596
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
Prime Rate + -0.050% 05/16/2044	5.470%	412,761	416,041
Series 2013-C Class A2B
1-month USD LIBOR + 1.400% Floor 1.400% 10/15/2031	3.884%	3,298,922	3,307,626
Series 2014-A Class A2B
1-month USD LIBOR + 1.150% Floor 1.150% 01/15/2026	3.634%	671,582	672,404
SLM Private Education Loan Trust(a)
Series 2014-A Class A2A
01/15/2026	2.590%	2,405,230	2,403,364
SLM Student Loan Trust(a),(b)
Series 2004-10 Class A7A
3-month USD LIBOR + 0.750% Floor 0.750% 10/25/2029	3.371%	5,357,000	5,354,858
Series 2004-10 Class A7B
3-month USD LIBOR + 0.750% Floor 0.750% 10/25/2029	3.371%	8,537,000	8,542,198
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	2.911%	3,347,633	3,324,998
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	3.136%	19,926,183	19,885,047
86	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	3,071,603	3,049,873
Series 2015-C Class A2A
07/15/2027	2.750%	5,094,889	5,085,268
Series 2016-B Class A2A
02/17/2032	2.430%	139,742	137,487
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.934%	3,045,338	3,096,241
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	3.384%	7,947,580	7,962,531
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	3.234%	9,419,000	9,418,982
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	3.586%	1,351,961	1,365,877
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	3.436%	2,952,599	2,954,916
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	3.336%	1,225,880	1,229,798
Series 2017-A Class A1
1-month USD LIBOR + 0.700% Floor 0.700% 03/26/2040	3.186%	1,966,744	1,972,453
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	3.086%	2,198,596	2,195,507
World Financial Network Credit Card Master Trust
Series 2019-A Class A
12/15/2025	3.140%	4,413,000	4,450,940
Total Asset-Backed Securities — Non-Agency (Cost $239,057,289)			240,299,423

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KI02 Class A
1-month USD LIBOR + 0.200% Floor 0.200% 02/25/2023	2.690%	3,497,725	3,489,953
Total Commercial Mortgage-Backed Securities - Agency (Cost $3,497,725)			3,489,953

Commercial Mortgage-Backed Securities - Non-Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust
Series 2013-LC6 Class A3
01/10/2046	2.666%	10,292,725	10,254,969
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	175,762	176,631
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	514,193	517,179
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/2043	3.679%	616,548	617,913
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	2,349,702	2,348,942
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/2043	4.608%	2,535,865	2,564,759
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/2045	3.139%	205,167	204,881
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/2044	4.210%	437,598	442,029
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $17,175,153)			17,127,303

Residential Mortgage-Backed Securities - Agency(c) 46.8%

Federal Home Loan Mortgage Corp.
04/01/2031	4.500%	2,696,557	2,840,109
10/01/2033- 01/01/2034	4.000%	1,539,622	1,609,324
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,740,331	1,825,906
CMO Series 4425 Class LA
07/15/2039	4.000%	5,300,013	5,419,788
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.841% Cap 8.403% 05/01/2042	3.402%	3,074,134	3,127,829
CMO Series 4853 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 04/15/2038	2.884%	6,845,141	6,841,038
Federal Home Loan Mortgage Corp.(b),(d)
12-month USD LIBOR + 1.636% Floor 1.636%, Cap 8.593% 02/01/2049	3.592%	41,070,670	41,949,401

CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019	87

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	892,042	959,704
Federal National Mortgage Association
04/01/2032- 02/01/2034	4.000%	64,937,112	67,585,669
02/01/2034- 03/01/2049	4.500%	91,120,614	95,736,494
10/01/2040- 03/01/2049	5.000%	57,360,777	61,691,000
CMO Series 2009-20 Class DT
04/25/2039	4.500%	2,093,808	2,246,275
CMO Series 2013-103 Class H
03/25/2038	4.500%	4,476,114	4,617,248
CMO Series 2013-17 Class DC
03/25/2028	2.000%	2,895,652	2,848,342
CMO Series 2013-90 Class A
11/25/2038	4.000%	4,602,791	4,671,306
CMO Series 2015-57 Class AB
08/25/2045	3.000%	4,558,120	4,588,458
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.600% Cap 7.730% 01/01/2045	2.726%	5,848,072	5,873,028
12-month USD LIBOR + 1.610% Cap 7.763% 02/01/2046	2.664%	11,933,129	11,978,694
12-month USD LIBOR + 1.600% Cap 7.870% 04/01/2046	2.851%	12,719,684	12,823,935
12-month USD LIBOR + 1.600% Cap 7.893% 07/01/2046	2.892%	34,992,969	35,283,108
12-month USD LIBOR + 1.598% Floor 1.825%, Cap 7.965% 08/01/2047	2.953%	5,968,180	6,031,389
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.060% 09/01/2047	3.063%	15,125,802	15,331,526
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.690% 06/01/2048	3.683%	14,183,065	14,540,311
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.750% 08/01/2048	3.752%	4,734,493	4,877,252
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.831% 09/01/2048	3.829%	23,276,259	24,042,642
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.860% 12/01/2048	3.860%	11,671,457	12,062,255
Residential Mortgage-Backed Securities - Agency(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-86 Class MF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 12/25/2048	2.786%	25,962,225	25,815,221
CMO Series 2019-6 Class FA
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 03/25/2049	2.886%	31,065,654	31,047,605
Federal National Mortgage Association(b),(d)
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.094% 06/01/2047	3.072%	15,334,858	15,540,117
Federal National Mortgage Association(e)
12/25/2048	2.882%	11,613,160	11,605,902
Federal National Mortgage Association(d),(e)
12/25/2048	2.941%	22,707,667	22,708,759
Federal National Mortgage Association(f)
04/10/2049	4.000%	2,500,000	2,571,505
Government National Mortgage Association
03/20/2048- 03/20/2049	5.000%	292,044,969	306,587,217
02/20/2049	4.500%	16,306,557	17,164,913
Government National Mortgage Association(f)
04/17/2049	4.500%	17,500,000	18,175,732
04/20/2049	5.000%	14,810,000	15,541,655
Government National Mortgage Association(e),(f)
05/20/2049	5.000%	2,289,000	2,401,662
Government National Mortgage Association(g)
CMO Series 2011-137 Class WA
07/20/2040	5.561%	2,953,790	3,283,459
CMO Series 2016-112 Class AW
12/20/2040	7.125%	2,854,596	3,286,994
Total Residential Mortgage-Backed Securities - Agency (Cost $923,572,595)			927,132,772

Residential Mortgage-Backed Securities - Non-Agency 3.0%

Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2019-2 Class A1
03/25/2049	3.667%	7,456,000	7,453,546
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	7,451,000	7,448,614
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	3,427,319	3,464,122
COLT Mortgage Loan Trust(a),(g)
CMO Series 2018-4 Class A1
12/28/2048	4.006%	16,515,189	16,623,088

88	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1 Class A1
03/25/2049	3.705%	3,564,595	3,574,822
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	6,974,000	7,007,010
Verus Securitization Trust(a),(g)
CMO Series 2018-2 Class A1
06/01/2058	3.677%	4,339,308	4,383,007
CMO Series 2019-1 Class A1
02/25/2059	3.836%	9,438,221	9,506,296
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $59,165,022)			59,460,505

U.S. Government & Agency Obligations 1.5%

Federal Home Loan Banks
10/21/2019	1.500%	30,000,000	29,831,070
Total U.S. Government & Agency Obligations (Cost $29,877,731)			29,831,070

U.S. Treasury Obligations 41.2%

U.S. Treasury
06/30/2020	2.500%	157,270,000	157,482,983
07/31/2020	2.625%	52,162,000	52,331,240
09/30/2020	1.375%	115,650,000	113,975,541
10/15/2020	1.625%	35,967,000	35,575,131
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2021	2.125%	27,387,000	27,296,560
03/31/2021	2.250%	166,940,000	166,857,618
04/15/2021	2.375%	76,708,000	76,850,359
05/15/2021	2.625%	2,054,000	2,068,464
05/31/2021	1.375%	6,322,000	6,202,097
07/15/2021	2.625%	51,943,000	52,354,130
08/15/2021	2.125%	40,432,000	40,294,280
08/15/2021	2.750%	44,788,000	45,288,586
01/15/2022	2.500%	6,669,000	6,714,487
03/15/2022	2.375%	19,406,000	19,489,788
01/31/2024	2.250%	13,000,000	12,999,462
Total U.S. Treasury Obligations (Cost $814,748,353)			815,780,726

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(h),(i)	19,968,509	19,966,512
Total Money Market Funds (Cost $19,966,512)		19,966,512
Total Investments in Securities (Cost: $2,107,060,380)		2,113,088,264
Other Assets & Liabilities, Net		(133,388,196)
Net Assets		1,979,700,068

At March 31, 2019, securities and/or cash totaling $1,630,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,531	06/2019	USD	539,340,281	1,719,923	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,293)	06/2019	USD	(149,765,766)	—	(1,446,979)
U.S. Treasury Ultra 10-Year Note	(8)	06/2019	USD	(1,062,250)	—	(23,516)
Total					—	(1,470,495)
CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019	89

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $239,933,249, which represents 12.12% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2019:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Government National Mortgage Association
04/18/2043 5.000%	(135,300,000)	04/17/2019	(141,155,953)	(141,348,366)
Government National Mortgage Association
06/20/2042 5.000%	(11,700,000)	06/20/2019	(12,204,563)	(12,194,693)
Total				(153,543,059)

(d)	Represents a security purchased on a forward commitment basis.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a security purchased on a when-issued basis.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	98,752,022	678,035,302	(756,818,815)	19,968,509	—	—	303,591	19,966,512
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
90	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	240,299,423	—	—	240,299,423
Commercial Mortgage-Backed Securities - Agency	—	3,489,953	—	—	3,489,953
Commercial Mortgage-Backed Securities - Non-Agency	—	17,127,303	—	—	17,127,303
Residential Mortgage-Backed Securities - Agency	—	890,416,449	36,716,323	—	927,132,772
Residential Mortgage-Backed Securities - Non-Agency	—	59,460,505	—	—	59,460,505
U.S. Government & Agency Obligations	—	29,831,070	—	—	29,831,070
U.S. Treasury Obligations	815,780,726	—	—	—	815,780,726
Money Market Funds	—	—	—	19,966,512	19,966,512
Total Investments in Securities	815,780,726	1,240,624,703	36,716,323	19,966,512	2,113,088,264
Forward Sale Commitments	—	(153,543,059)	—	—	(153,543,059)
Investments in Derivatives
Asset
Futures Contracts	1,719,923	—	—	—	1,719,923
Liability
Futures Contracts	(1,470,495)	—	—	—	(1,470,495)
Total	816,030,154	1,087,081,644	36,716,323	19,966,512	1,959,794,633
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019	91

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2019 ($)
Residential Mortgage-Backed Securities — Agency	-	-	-	11,087	36,705,236	-	-	-	36,716,323
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2019 was $11,087.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
92	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Consumer Discretionary 13.5%
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings, Inc.	177,170	14,724,599
Six Flags Entertainment Corp.	119,480	5,896,338
Total		20,620,937
Specialty Retail 7.3%
Advance Auto Parts, Inc.	53,510	9,125,060
Tiffany & Co.	63,000	6,649,650
Tractor Supply Co.	113,120	11,058,611
Ulta Beauty, Inc.(a)	51,838	18,077,466
Total		44,910,787
Textiles, Apparel & Luxury Goods 2.8%
lululemon athletica, Inc.(a)	51,490	8,437,666
VF Corp.	97,520	8,475,463
Total		16,913,129
Total Consumer Discretionary		82,444,853
Consumer Staples 1.1%
Food Products 1.1%
ConAgra Foods, Inc.	231,390	6,418,759
Total Consumer Staples		6,418,759
Energy 4.3%
Oil, Gas & Consumable Fuels 4.3%
Marathon Petroleum Corp.	222,834	13,336,615
Pioneer Natural Resources Co.	86,470	13,167,652
Total		26,504,267
Total Energy		26,504,267
Financials 6.2%
Banks 2.2%
SVB Financial Group(a)	27,670	6,152,701
Western Alliance Bancorp(a)	185,810	7,625,642
Total		13,778,343
Capital Markets 2.2%
MSCI, Inc.	66,558	13,234,393
Insurance 1.8%
Arthur J Gallagher & Co.	140,220	10,951,182
Total Financials		37,963,918
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.4%
Biotechnology 1.2%
Ascendis Pharma A/S ADR(a)	62,090	7,307,993
Health Care Equipment & Supplies 6.2%
Cooper Companies, Inc. (The)	45,879	13,587,983
DexCom, Inc.(a)	36,810	4,384,071
IDEXX Laboratories, Inc.(a)	45,955	10,275,538
STERIS PLC	73,750	9,442,213
Total		37,689,805
Life Sciences Tools & Services 3.5%
ICON PLC(a)	77,530	10,589,047
Mettler-Toledo International, Inc.(a)	15,052	10,858,178
Total		21,447,225
Pharmaceuticals 1.5%
Medicines Co. (The)(a)	326,860	9,135,737
Total Health Care		75,580,760
Industrials 17.2%
Aerospace & Defense 5.5%
Teledyne Technologies, Inc.(a)	65,795	15,594,073
TransDigm Group, Inc.(a)	40,265	18,279,907
Total		33,873,980
Building Products 2.2%
Lennox International, Inc.	50,060	13,235,864
Electrical Equipment 3.2%
AMETEK, Inc.	142,960	11,861,391
Rockwell Automation, Inc.	43,425	7,619,351
Total		19,480,742
Machinery 1.2%
Ingersoll-Rand PLC	66,330	7,160,324
Professional Services 3.6%
IHS Markit Ltd.(a)	210,819	11,464,337
TransUnion	157,824	10,548,956
Total		22,013,293
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2019	93

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.5%
JB Hunt Transport Services, Inc.	93,807	9,501,711
Total Industrials		105,265,914
Information Technology 34.9%
Communications Equipment 1.6%
Arista Networks, Inc.(a)	30,905	9,718,386
IT Services 10.5%
Fidelity National Information Services, Inc.	99,640	11,269,284
Fiserv, Inc.(a)	98,430	8,689,400
FleetCor Technologies, Inc.(a)	79,429	19,586,397
Square, Inc., Class A(a)	98,280	7,363,138
Worldpay, Inc., Class A(a)	152,490	17,307,615
Total		64,215,834
Semiconductors & Semiconductor Equipment 4.8%
Lam Research Corp.	51,335	9,189,478
Marvell Technology Group Ltd.	297,260	5,912,502
Microchip Technology, Inc.	84,820	7,036,667
Skyworks Solutions, Inc.	86,710	7,151,841
Total		29,290,488
Software 16.6%
Autodesk, Inc.(a)	70,490	10,983,752
Fortinet, Inc.(a)	122,510	10,287,165
NiCE Ltd., ADR(a)	75,870	9,294,834
Palo Alto Networks, Inc.(a)	51,256	12,449,057
Red Hat, Inc.(a)	13,275	2,425,342
ServiceNow, Inc.(a)	55,963	13,794,320
Splunk, Inc.(a)	66,327	8,264,344
SS&C Technologies Holdings, Inc.	170,360	10,850,228
Ultimate Software Group, Inc. (The)(a)	24,605	8,122,849
Zendesk, Inc.(a)	178,650	15,185,250
Total		101,657,141
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc.	120,540	8,358,244
Total Information Technology		213,240,093
Materials 3.2%
Chemicals 1.2%
RPM International, Inc.	121,300	7,040,252
Containers & Packaging 2.0%
Avery Dennison Corp.	107,820	12,183,660
Total Materials		19,223,912
Real Estate 3.9%
Equity Real Estate Investment Trusts (REITS) 3.9%
Alexandria Real Estate Equities, Inc.	65,720	9,369,043
SBA Communications Corp.(a)	73,600	14,694,976
Total		24,064,019
Total Real Estate		24,064,019
Total Common Stocks (Cost $484,514,618)		590,706,495

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	19,284,761	19,282,833
Total Money Market Funds (Cost $19,282,833)		19,282,833
Total Investments in Securities (Cost: $503,797,451)		609,989,328
Other Assets & Liabilities, Net		1,142,503
Net Assets		611,131,831

94	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	4,575,841	48,868,796	(34,159,876)	19,284,761	—	—	64,138	19,282,833
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2019	95

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	82,444,853	—	—	—	82,444,853
Consumer Staples	6,418,759	—	—	—	6,418,759
Energy	26,504,267	—	—	—	26,504,267
Financials	37,963,918	—	—	—	37,963,918
Health Care	75,580,760	—	—	—	75,580,760
Industrials	105,265,914	—	—	—	105,265,914
Information Technology	213,240,093	—	—	—	213,240,093
Materials	19,223,912	—	—	—	19,223,912
Real Estate	24,064,019	—	—	—	24,064,019
Total Common Stocks	590,706,495	—	—	—	590,706,495
Money Market Funds	—	—	—	19,282,833	19,282,833
Total Investments in Securities	590,706,495	—	—	19,282,833	609,989,328
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
96	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – William Blair International Leaders Fund (formerly CTIVP® – Oppenheimer International Growth Fund), March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 2.1%
CSL Ltd.	95,487	13,249,045
James Hardie Industries PLC	407,525	5,257,944
Total		18,506,989
Austria 0.4%
ams AG	143,354	3,866,923
Canada 5.0%
Alimentation Couche-Tard, Inc., Class B	247,770	14,595,319
CCL Industries, Inc.	272,437	11,029,178
Dollarama, Inc.	267,090	7,125,198
Saputo, Inc.	317,324	10,816,110
Total		43,565,805
China 2.2%
Alibaba Group Holding Ltd., ADR(a)	52,844	9,641,388
Baidu, Inc., ADR(a)	59,000	9,726,150
Total		19,367,538
Denmark 2.7%
Novo Nordisk A/S, Class B	326,212	17,076,699
Novozymes AS, Class B	145,493	6,689,434
Total		23,766,133
Finland 1.9%
Nokia OYJ	2,939,945	16,733,464
France 17.6%
Airbus Group SE	115,990	15,340,183
AtoS	90,389	8,719,874
Dassault Systemes	59,825	8,908,681
Edenred	325,307	14,804,529
EssilorLuxottica SA	27,237	2,975,262
Hermes International	26,680	17,603,825
Legrand SA	141,760	9,487,093
LVMH Moet Hennessy Louis Vuitton SE	32,460	11,939,500
Pernod Ricard SA	60,450	10,849,569
SEB SA Loyalty Shares(a),(b)	79,391	13,358,532
SES SA FDR	635,170	9,878,842
STMicroelectronics NV	808,720	11,943,050
Ubisoft Entertainment SA(a)	94,740	8,433,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Valeo SA	291,290	8,446,607
Total		152,689,501
Germany 9.8%
Bayer AG, Registered Shares	115,432	7,458,386
Bayerische Motoren Werke AG	103,602	7,989,821
Continental AG	69,699	10,492,410
Fresenius Medical Care AG & Co. KGaA	70,988	5,725,455
Infineon Technologies AG	984,307	19,526,834
SAP SE	197,019	22,763,630
Siemens Healthineers AG	268,136	11,174,038
Total		85,130,574
Hong Kong 1.6%
WH Group Ltd.	13,480,500	14,419,104
India 3.1%
Hero Honda Motors Ltd.	172,462	6,355,376
ICICI Bank Ltd., ADR	1,797,205	20,595,969
Total		26,951,345
Ireland 0.3%
Medtronic PLC	28,690	2,613,085
Japan 12.1%
Hitachi Ltd.	474,000	15,400,558
Hoya Corp.	201,000	13,313,691
Keyence Corp.	28,320	17,705,523
Koito Manufacturing Co., Ltd.	234,000	13,303,615
Kubota Corp.	647,800	9,415,947
Nidec Corp.	93,900	11,956,748
Nippon Telegraph & Telephone Corp.	202,500	8,632,796
Nitori Co., Ltd.	75,600	9,774,735
Subaru Corp.	252,600	5,767,536
Total		105,271,149
Jersey 0.6%
Ferguson PLC	79,659	5,067,240
Netherlands 5.2%
Aalberts Industries NV	206,184	7,130,577
ASML Holding NV	88,670	16,630,648
Boskalis Westminster	382,918	9,900,860
CTIVP® – William Blair International Leaders Fund | Quarterly Report 2019	97

Portfolio of Investments  (continued)
CTIVP® – William Blair International Leaders Fund (formerly CTIVP® – Oppenheimer International Growth Fund), March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Heineken NV	106,416	11,230,534
Total		44,892,619
New Zealand 1.1%
Xero Ltd.(a)	286,119	9,908,700
Spain 4.4%
Amadeus IT Group SA, Class A	123,970	9,929,125
Grifols SA	537,693	15,054,806
Prosegur Cash SA(c)	2,252,754	4,973,190
Prosegur Cia de Seguridad SA, Registered Shares	1,506,425	8,161,892
Total		38,119,013
Sweden 3.0%
Atlas Copco AB, Class A	383,953	10,309,861
Epiroc AB, Class A(a)	678,334	6,848,056
Swedish Match AB	169,517	8,640,584
Total		25,798,501
Switzerland 9.5%
Barry Callebaut AG	5,189	9,369,643
Cie Financiere Richemont SA, Class A, Registered Shares	113,990	8,304,127
Lonza Group AG, Registered Shares	49,222	15,264,628
Roche Holding AG, Genusschein Shares	38,332	10,561,270
Sika AG	86,033	12,018,268
Temenos AG	112,871	16,640,184
VAT Group AG	99,670	10,479,989
Total		82,638,109
Thailand 1.1%
CP ALL PCL, Foreign Registered Shares	4,061,200	9,569,934
United Kingdom 11.0%
Atlassian Corp. PLC, Class A(a)	20,700	2,326,473
Bunzl PLC	565,008	18,632,848
Domino’s Pizza Group PLC	1,408,798	4,440,430
Common Stocks (continued)
Issuer	Shares	Value ($)
Intertek Group PLC	106,610	6,744,146
Legal & General Group PLC	2,854,082	10,233,722
Melrose Industries PLC	2,843,267	6,782,433
Prudential PLC	590,655	11,827,963
Reckitt Benckiser Group PLC	98,873	8,218,555
TechnipFMC PLC	402,402	9,407,062
Weir Group PLC (The)	317,556	6,443,899
Whitbread PLC	155,999	10,317,523
Total		95,375,054
United States 2.9%
Carnival Corp.	230,370	11,684,366
EPAM Systems, Inc.(a)	60,590	10,247,587
ResMed, Inc.	29,100	3,025,527
Total		24,957,480
Total Common Stocks (Cost $772,945,893)		849,208,260

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(d),(e)	17,173,179	17,171,462
Total Money Market Funds (Cost $17,171,462)		17,171,462
Total Investments in Securities (Cost $790,117,355)		866,379,722
Other Assets & Liabilities, Net		3,225,683
Net Assets		$869,605,405

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $13,358,532, which represents 1.54% of total net assets.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $4,973,190, which represents 0.57% of total net assets.
98	CTIVP® – William Blair International Leaders Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
CTIVP® – William Blair International Leaders Fund (formerly CTIVP® – Oppenheimer International Growth Fund), March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	23,136,908	48,451,978	(54,415,707)	17,173,179	—	—	196,555	17,171,462
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
CTIVP® – William Blair International Leaders Fund | Quarterly Report 2019	99

Portfolio of Investments  (continued)
CTIVP® – William Blair International Leaders Fund (formerly CTIVP® – Oppenheimer International Growth Fund), March 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	18,506,989	—	—	18,506,989
Austria	—	3,866,923	—	—	3,866,923
Canada	43,565,805	—	—	—	43,565,805
China	19,367,538	—	—	—	19,367,538
Denmark	—	23,766,133	—	—	23,766,133
Finland	—	16,733,464	—	—	16,733,464
France	—	152,689,501	—	—	152,689,501
Germany	—	85,130,574	—	—	85,130,574
Hong Kong	—	14,419,104	—	—	14,419,104
India	20,595,969	6,355,376	—	—	26,951,345
Ireland	2,613,085	—	—	—	2,613,085
Japan	—	105,271,149	—	—	105,271,149
Jersey	—	5,067,240	—	—	5,067,240
Netherlands	—	44,892,619	—	—	44,892,619
New Zealand	—	9,908,700	—	—	9,908,700
Spain	—	38,119,013	—	—	38,119,013
Sweden	—	25,798,501	—	—	25,798,501
Switzerland	—	82,638,109	—	—	82,638,109
Thailand	—	9,569,934	—	—	9,569,934
United Kingdom	2,326,473	93,048,581	—	—	95,375,054
United States	24,957,480	—	—	—	24,957,480
Total Common Stocks	113,426,350	735,781,910	—	—	849,208,260
Money Market Funds	—	—	—	17,171,462	17,171,462
Total Investments in Securities	113,426,350	735,781,910	—	17,171,462	866,379,722
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
100	CTIVP® – William Blair International Leaders Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.9%
Issuer	Shares	Value ($)
Australia 3.4%
carsales.com Ltd.	110,110	990,989
Costa Group Holdings Ltd.	132,000	482,771
DuluxGroup Ltd.	191,329	1,006,475
Evolution Mining Ltd.	255,000	662,713
National Storage REIT	692,019	867,265
Total		4,010,213
Belgium 0.6%
Melexis NV	11,486	695,115
Brazil 1.3%
Localiza Rent a Car SA	81,000	676,698
Sul America SA	107,300	809,817
Total		1,486,515
Cambodia 1.0%
NagaCorp Ltd.	839,000	1,174,990
Canada 5.5%
AG Growth International, Inc.	35,297	1,644,473
CAE, Inc.	54,846	1,215,243
CES Energy Solutions Corp.	341,961	698,585
Osisko Gold Royalties Ltd.	84,923	953,863
Seven Generations Energy Ltd.(a)	69,000	498,260
ShawCor Ltd.	61,631	922,839
Winpak Ltd.	18,679	602,855
Total		6,536,118
China 0.5%
Xiabuxiabu Catering Management China Holdings Co., Ltd.	328,000	571,063
Denmark 2.9%
SimCorp AS	34,970	3,375,939
France 1.1%
Akka Technologies	18,762	1,275,405
Germany 6.4%
AURELIUS Equity Opportunities SE & Co. KGaA	12,957	589,811
Deutsche Beteiligungs AG	14,914	553,756
Nemetschek SE	18,428	3,142,085
Norma Group SE	17,042	826,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Stroeer SE & Co. KGaA	17,222	1,008,441
Varta AG(a)	20,936	893,368
Washtec AG	7,255	553,404
Total		7,567,861
Hong Kong 2.1%
ASM Pacific Technology Ltd.	59,500	664,850
Value Partners Group Ltd.	765,000	596,093
Vitasoy International Holdings Ltd.	254,000	1,230,161
Total		2,491,104
India 3.0%
Care Ratings Ltd.	37,137	530,388
Cholamandalam Investment and Finance Co., Ltd.	62,525	1,311,148
GRUH Finance Ltd.	178,681	711,311
PI Industries Ltd.	65,855	981,789
Total		3,534,636
Indonesia 1.1%
PT Link Net Tbk	2,349,000	740,661
PT Tower Bersama Infrastructure Tbk	1,887,200	522,518
Total		1,263,179
Ireland 1.3%
UDG Healthcare PLC	214,353	1,580,181
Italy 3.9%
Amplifon SpA	32,000	622,796
Brembo SpA	143,238	1,624,447
Carel Industries SpA(a)	76,177	837,511
Industria Macchine Automatiche SpA	20,096	1,500,216
Total		4,584,970
Japan 20.8%
Aeon Credit Service Co., Ltd.	33,100	675,011
Aeon Mall Co., Ltd.	81,300	1,338,071
Aica Kogyo Co., Ltd.	18,400	615,103
Amano Corp.	29,800	704,298
Aruhi Corp.	33,000	658,225
Azbil Corp.	51,384	1,204,624
cocokara fine, Inc.	13,300	529,098
CyberAgent, Inc.	22,900	937,078
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019	101

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Daiseki Co., Ltd.	38,300	933,939
Fuji Oil Holdings, Inc.	30,600	1,049,053
Glory Ltd.	40,700	978,442
KH Neochem Co., Ltd.	30,800	745,450
Mandom Corp.	45,400	1,169,553
Milbon Co., Ltd.	23,800	1,109,313
Miura Co., Ltd.	19,800	457,780
Nabtesco Corp.	20,700	606,591
Nakanishi, Inc.	33,600	657,582
Nihon Unisys Ltd.	22,000	584,075
NSD Co., Ltd.	57,300	1,335,076
Persol Holdings Co., Ltd.	29,700	482,281
SCSK Corp.	13,000	580,463
Seiren Co., Ltd.	101,800	1,506,553
Seria Co., Ltd.	27,300	941,905
Sohgo Security Services Co., Ltd.	18,800	820,022
Solasto Corp.	105,300	1,190,194
TechnoPro Holdings, Inc.	14,900	892,738
Ushio, Inc.	71,600	837,519
Valqua Ltd.	51,700	1,036,573
Total		24,576,610
Malta 2.1%
Unibet Group PLC	245,268	2,456,030
Mexico 0.9%
Corporación Inmobiliaria Vesta SAB de CV	417,000	601,538
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,208	518,926
Total		1,120,464
Netherlands 1.1%
Aalberts Industries NV	21,952	759,178
IMCD NV	7,500	570,831
Total		1,330,009
New Zealand 1.8%
Restaurant Brands New Zealand Ltd.	364,379	2,171,920
Norway 1.8%
Atea ASA	145,022	2,105,143
Poland 0.8%
KRUK SA	23,328	927,797
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.8%
TCS Group Holding PLC, GDR	54,714	970,626
Singapore 1.3%
Mapletree Commercial Trust	1,121,878	1,565,161
South Africa 1.1%
Famous Brands Ltd.(a)	112,192	661,703
PSG Group Ltd.	33,409	605,489
Total		1,267,192
South Korea 3.1%
DoubleUGames Co., Ltd.	15,626	847,079
Koh Young Technology, Inc.	18,997	1,433,427
Korea Investment Holdings Co., Ltd.	22,526	1,235,141
Modetour Network, Inc.	5,004	102,077
Total		3,617,724
Spain 1.0%
Befesa SA	13,000	566,540
Prosegur Cia de Seguridad SA, Registered Shares	115,693	626,831
Total		1,193,371
Sweden 3.6%
AddTech AB, Class B	47,761	991,457
NetEnt AB(a)	208,688	757,555
Sweco AB, Class B	81,912	1,973,507
Trelleborg AB, Class B	33,106	512,580
Total		4,235,099
Switzerland 2.8%
Belimo Holding AG, Registered Shares	269	1,343,987
Bossard Holding AG, Class A, Registered Shares	3,479	534,559
Inficon Holding AG	1,108	617,008
Kardex AG	5,500	828,521
Total		3,324,075
Taiwan 4.9%
Basso Industry Corp.	406,000	761,576
Gourmet Master Co., Ltd.	103,632	690,692
Grape King Bio Ltd.	88,000	568,815
Parade Technologies Ltd.	64,000	1,075,528
Silergy Corp.	36,500	546,751
Sinbon Electronics Co., Ltd.	308,000	1,035,966

102	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Voltronic Power Technology Corp.	58,691	1,150,188
Total		5,829,516
Thailand 0.7%
Beauty Community PCL	1,640,300	344,443
Muangthai Capital PCL, Foreign Registered Shares	334,400	464,862
Total		809,305
Turkey 0.3%
Logo Yazilim Sanayi Ve Ticaret AS(a)	56,438	396,802
United Kingdom 10.7%
Ascential PLC	342,130	1,589,035
Dechra Pharmaceuticals PLC	28,781	1,011,367
GW Pharmaceuticals PLC, ADR(a)	7,369	1,242,192
Hastings Group Holdings PLC	634,362	1,789,602
Intermediate Capital Group PLC	102,140	1,416,793
Renishaw PLC	12,000	579,225
Rightmove PLC	320,717	2,130,361
Safestore Holdings PLC	145,227	1,128,285
Common Stocks (continued)
Issuer	Shares	Value ($)
WH Smith PLC	62,064	1,715,324
Total		12,602,184
United States 2.2%
Inter Parfums, Inc.	15,533	1,178,489
Ultragenyx Pharmaceutical, Inc.(a)	20,938	1,452,259
Total		2,630,748
Total Common Stocks (Cost $112,113,755)		113,277,065

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	4,666,801	4,666,335
Total Money Market Funds (Cost $4,666,335)		4,666,335
Total Investments in Securities (Cost $116,780,090)		117,943,400
Other Assets & Liabilities, Net		162,076
Net Assets		$118,105,476

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	4,079,789	7,415,846	(6,828,834)	4,666,801	—	—	17,358	4,666,335
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019	103

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	4,010,213	—	—	4,010,213
Belgium	—	695,115	—	—	695,115
Brazil	1,486,515	—	—	—	1,486,515
Cambodia	—	1,174,990	—	—	1,174,990
Canada	6,536,118	—	—	—	6,536,118
China	—	571,063	—	—	571,063
Denmark	—	3,375,939	—	—	3,375,939
France	—	1,275,405	—	—	1,275,405
Germany	—	7,567,861	—	—	7,567,861
Hong Kong	—	2,491,104	—	—	2,491,104
India	—	3,534,636	—	—	3,534,636
104	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Indonesia	—	1,263,179	—	—	1,263,179
Ireland	—	1,580,181	—	—	1,580,181
Italy	—	4,584,970	—	—	4,584,970
Japan	—	24,576,610	—	—	24,576,610
Malta	—	2,456,030	—	—	2,456,030
Mexico	1,120,464	—	—	—	1,120,464
Netherlands	—	1,330,009	—	—	1,330,009
New Zealand	—	2,171,920	—	—	2,171,920
Norway	—	2,105,143	—	—	2,105,143
Poland	—	927,797	—	—	927,797
Russian Federation	—	970,626	—	—	970,626
Singapore	—	1,565,161	—	—	1,565,161
South Africa	—	1,267,192	—	—	1,267,192
South Korea	—	3,617,724	—	—	3,617,724
Spain	—	1,193,371	—	—	1,193,371
Sweden	—	4,235,099	—	—	4,235,099
Switzerland	—	3,324,075	—	—	3,324,075
Taiwan	—	5,829,516	—	—	5,829,516
Thailand	—	809,305	—	—	809,305
Turkey	—	396,802	—	—	396,802
United Kingdom	1,242,192	11,359,992	—	—	12,602,184
United States	2,630,748	—	—	—	2,630,748
Total Common Stocks	13,016,037	100,261,028	—	—	113,277,065
Money Market Funds	—	—	—	4,666,335	4,666,335
Total Investments in Securities	13,016,037	100,261,028	—	4,666,335	117,943,400
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019	105

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	3.286%	939,451	933,712
Ally Auto Receivables Trust
Series 2015-2 Class A4
06/15/2020	1.840%	200,349	200,291
American Credit Acceptance Receivables Trust(a)
Series 2016-4
02/13/2023	2.910%	781,248	780,203
American Express Credit Account Master Trust
Series 2019-1 Class A
10/15/2024	2.870%	2,860,000	2,883,739
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,894,747
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	1,107,000	1,099,754
Series 2017-1 Class C
08/18/2022	2.710%	594,000	592,645
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,334,685
Series 2018-1 Class A3
12/19/2022	3.070%	678,000	681,149
Anchor Assets IX LLC(a),(c)
Series 2016-1 Class A
02/15/2020	5.125%	4,956,311	4,956,311
Arivo Acceptance LLC(a),(b),(c),(d)
Series 2018-1 Class A
3-month USD LIBOR + 3.000% 09/15/2019	5.736%	1,825,158	1,825,158
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	613,514
Series 2019-1A Class A
03/20/2023	3.450%	3,032,000	3,062,716
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/2021	2.210%	257,982	257,479
BCC Funding XIII LLC(a)
Series 2016-1
12/20/2021	2.200%	314,879	314,359
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	1,643,791	1,652,934
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-2 Class A
06/15/2033	4.447%	2,055,488	2,080,409
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	148,221	147,685
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	921,218
Capital Auto Receivables Asset Trust
Series 2016-2 Class A4
01/20/2021	1.630%	169,184	168,699
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	3,565,000	3,566,415
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	3.046%	629,361	610,558
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.916%	366,207	370,046
Series 2003-6 Class 1A5
11/25/2034	5.850%	341,306	352,851
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	4.136%	1,115,954	1,121,136
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	551,507	574,316
Conix Mortgage Asset Trust(a),(c),(e),(f)
Series 2013-1 Class A
12/25/2047	0.000%	1,078,519	111,735
COOF Securitization Trust Ltd.(a),(c),(d),(g)
CMO Series 2014-1 Class A
06/25/2040	2.972%	891,084	72,371
CPS Auto Receivables Trust(a)
Series 2014-C Class C
08/17/2020	3.770%	1,015,620	1,016,739
Series 2015-A Class C
02/16/2021	4.000%	219,000	220,045
Series 2015-C Class D
08/16/2021	4.630%	1,376,000	1,385,375
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	1,480,000	1,488,202
106	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	1,050,000	1,050,554
Credit Acceptance Auto Loan Trust(a)
Series 2017-1A Class A
10/15/2025	2.560%	1,500,429	1,498,185
Series 2018-1A Class A
02/16/2027	3.010%	1,138,000	1,137,032
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	740,000	738,337
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	618,532
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	343,468
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	868,176	871,805
Series 2018-1 Class A
01/21/2031	3.700%	1,691,524	1,718,061
Drive Auto Receivables Trust(a)
Series 2015-AA Class D
07/15/2022	4.120%	761,498	762,105
Series 2016-AA Class C
05/17/2021	3.910%	212,508	212,642
Series 2017-AA Class C
01/18/2022	2.980%	839,132	839,047
Subordinated, Series 2015-BA Class D
07/15/2021	3.840%	944,413	945,712
Subordinated, Series 2015-CA Class D
09/15/2021	4.200%	559,907	561,643
Subordinated, Series 2015-DA Class D
01/17/2023	4.590%	1,320,000	1,326,331
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,915,000	2,952,083
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	3,600,000	3,618,268
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,677,000	1,697,748
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	2,518,000	2,536,534
Subordinated Series 2018-3 Class C
09/16/2024	3.720%	2,182,000	2,206,840
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	970,000	991,649
Subordinated, Series 2017-1 Class C
04/15/2022	2.840%	1,189,747	1,189,236
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,710,000	1,723,451
Subordinated, Series 2017-2 Class C
09/15/2023	2.750%	2,010,159	2,009,409
DT Asset Trust(a),(c),(e)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,499,376
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	724,000	726,898
Subordinated, Series 2015-2A Class D
02/15/2022	4.250%	594,778	596,182
Subordinated, Series 2016-4A
10/17/2022	3.770%	1,497,400	1,507,533
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,528,000	1,532,458
Subordinated, Series 2017-2A Class C
01/17/2023	3.030%	1,097,193	1,095,995
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	345,481	344,534
Exeter Automobile Receivables Trust(a)
Series 2017-1A Class C
12/15/2022	3.950%	810,000	816,074
Series 2017-3A Class A
12/15/2021	2.050%	228,325	227,507
Series 2018-4A Class B
11/15/2022	3.640%	979,000	986,293
Subordinated, Series 2016-1A Class C
10/15/2021	5.520%	2,230,000	2,253,738
Subordinated, Series 2016-3A Class B
08/16/2021	2.840%	785,277	785,010
First Investors Auto Owner Trust(a)
Series 2015-2A Class D
12/15/2021	4.220%	280,000	281,173
Flagship Credit Auto Trust(a)
Series 2014-2 Class C
12/15/2020	3.950%	120,588	120,658
Series 2016-1 Class A
12/15/2020	2.770%	48,431	48,429
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,061,469
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	685,513	687,125
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	693,000	702,281

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	107

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,312,000	1,307,657
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	680,000	675,578
Series 2017-2 Class A
03/15/2029	2.360%	3,072,000	3,020,599
Series 2018-1 Class A
07/15/2031	3.190%	2,898,000	2,903,726
Series 2018-2 Class A
01/15/2030	3.470%	2,666,000	2,704,957
Series 2019-1 Class A
07/15/2030	3.520%	3,229,000	3,228,261
Ford Credit Auto Owner Trust
Series 2017-A Class A4
04/15/2022	1.920%	999,000	988,563
FORT CRE LLC(a),(b)
Series 2018-1A Class D
1-month USD LIBOR + 3.430% Floor 3.430% 12/21/2023	5.916%	6,025,000	6,025,334
Foundation Finance Trust(a),(c)
Series 2019-1A Class A
11/15/2034	3.860%	1,800,000	1,799,721
FREED ABS Trust(a)
Series 2018-1 Class A
07/18/2024	3.610%	939,573	940,574
Series 2018-2 Class A
10/20/2025	3.990%	2,308,722	2,311,715
GLS Auto Receivables Issuer Trust(a)
Series 2019-1A Class A
01/17/2023	3.370%	1,210,038	1,211,922
GLS Auto Receivables Trust(a)
Subordinated, Series 2016-1A Class B
01/15/2021	4.390%	219,941	220,220
GMAT Trust(a),(d)
Series 2013-1A Class A
11/25/2043	6.967%	43,873	44,011
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	243,884	242,869
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	386,687	390,814
Series 2017-2A Class A
10/15/2053	3.260%	1,924,662	1,919,351
Goodgreen Trust(a),(c)
Series 2017-R1A Class R
10/20/2052	5.000%	3,282,551	3,206,396
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,747,711	1,785,427
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	970,101	957,926
Series 2017-1A Class A2
09/20/2047	4.460%	1,268,904	1,309,989
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	6,736,000	6,715,083
Series 2015-3A Class A
09/25/2021	2.670%	1,750,000	1,738,037
Series 2016-2A Class A
03/25/2022	2.950%	1,288,000	1,282,327
Series 2016-4A Class A
07/25/2022	2.650%	7,023,000	6,936,486
Series 2017-1A Class A
10/25/2021	2.960%	2,802,000	2,792,639
Series 2017-2A Class A
10/25/2023	3.290%	1,361,000	1,359,866
Series 2019-1A Class A
03/25/2023	3.710%	2,775,000	2,806,881
Subordinated, Series 2016-3A Class B
07/25/2020	3.110%	428,000	427,559
Hertz Vehicle Financing LLC(a)
Series 2018-2A Class A
06/27/2022	3.650%	1,415,000	1,425,424
Series 2018-3A Class A
07/25/2024	4.030%	1,833,000	1,877,772
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	707,416	701,773
Kabbage Funding LLC(a)
Series 2019-1 Class A
03/15/2024	3.825%	4,175,000	4,195,252
Lendmark Funding Trust(a)
Series 2017-1A Class A
12/22/2025	2.830%	1,067,000	1,058,296
LV Tower 52 Issuer(a),(c)
Series 2013-1 Class A
02/15/2023	5.500%	3,869,209	3,869,209
Series 2013-1 Class M
02/15/2023	7.500%	1,460,541	1,460,541
Mariner Finance Issuance Trust(a)
Series 2017-AA Class A
02/20/2029	3.620%	3,337,477	3,341,042

108	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	699,018	697,532
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	1,078,703	1,174,620
Series 2010-1 Class M
12/15/2045	5.250%	680,388	706,403
Navient Private Education Loan Trust(a),(b)
Series 2014-AA Class A3
1-month USD LIBOR + 1.600% 10/15/2031	4.084%	2,731,000	2,810,060
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	4.634%	3,921,056	4,066,236
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 12/16/2058	3.384%	2,325,000	2,324,995
Navient Private Education Loan Trust(a)
Series 2018-BA Class A2A
12/15/2059	3.610%	1,444,000	1,472,010
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	604,000	606,791
Series 2018-CA Class A2
06/16/2042	3.520%	649,000	651,330
Series 2018-DA Class A2A
12/15/2059	4.000%	3,395,000	3,532,599
Series 2019-A Class A2A
01/15/2043	3.420%	3,873,000	3,932,550
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	2.996%	776,202	770,385
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% Floor 0.600% 04/25/2040	3.086%	1,253,477	1,250,298
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	3.186%	10,870,575	10,842,046
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	3.336%	618,076	621,106
Series 2017-5A Class A
1-month USD LIBOR + 0.800% 07/26/2066	3.286%	2,102,726	2,105,312
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(a)
Series 2018-EA Class A2
12/15/2059	4.000%	1,791,000	1,843,958
Series 2019-BA Class A2A
12/15/2059	3.390%	2,597,000	2,622,704
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% Floor 0.350% 12/07/2020	2.842%	77,472	77,480
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	2.951%	288,411	283,410
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	2.931%	3,447,859	3,390,596
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	2.881%	1,603,971	1,585,585
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	2.707%	495,391	491,087
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	2.727%	9,343,988	9,302,300
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	2.787%	683,165	661,100
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	3.286%	2,159,188	2,178,899
Series 2017-2A Class A
1-month USD LIBOR + 0.770% Floor 0.770% 09/25/2065	3.256%	2,456,935	2,469,137
Series 2017-3A Class A
1-month USD LIBOR + 0.850% 02/25/2066	3.336%	2,411,732	2,408,942
Series 2018-3A Class A2
1-month USD LIBOR + 0.440% 09/27/2066	2.926%	745,000	742,699
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2016-T2 Class AT2
10/15/2049	2.575%	602,500	598,732

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	109

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ocwen Master Advance Receivables Trust(a),(c)
Subordinated Series 2018-T2 Class BT2
08/15/2050	3.942%	3,150,000	3,167,356
OnDeck Asset Securitization Trust LLC(a)
Series 2018-1A Class A
04/18/2022	3.500%	1,826,000	1,833,029
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	109,384	109,369
Series 2016-1A Class A
02/20/2029	3.660%	2,013,162	2,021,748
Oportun Funding VI LLC(a)
Series 2017-A Class A
06/08/2023	3.230%	838,000	837,222
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	2,990,041
Oportun Funding X LLC(a)
Series 2018-C Class A
10/08/2024	4.100%	4,604,000	4,674,929
Progress Residential Trust(a)
Series 2015-SFR2 Class A
06/12/2032	2.740%	3,511,790	3,485,832
Series 2015-SFR2 Class C
06/12/2032	3.436%	2,500,000	2,490,556
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,400,682	5,381,135
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,305,203
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	1,014,443
Prosper Marketplace Issuance Trust(a)
Series 2017-3A Class A
11/15/2023	2.360%	183,040	182,866
Purchasing Power Funding LLC(a)
Series 2018-A Class A
08/15/2022	3.340%	4,260,000	4,257,289
Renew (a)
Series 2017-1A Class A
09/20/2052	3.670%	505,143	515,082
Santander Drive Auto Receivables Trust(a)
Subordinated Series 2015-5 Class E
02/15/2023	4.670%	3,200,000	3,227,947
Santander Retail Auto Lease Trust(a)
Series 2018-A Class A3
05/20/2021	2.930%	1,677,000	1,679,413
SART (c)
Series 2017-1 Class X
11/17/2025	4.750%	3,941,560	3,990,830
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SART (a),(c)
Series 2018-1 Class A
06/15/2025	4.750%	4,809,949	4,868,583
Saxon Asset Securities Trust(d)
CMO Series 2003-1 Class AF6
06/25/2033	4.795%	4,300	4,337
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.750% 12/15/2032	3.361%	680,307	661,888
SLM Student Loan Trust(b)
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 07/26/2021	2.881%	3,284,211	3,242,485
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	2.831%	2,514,482	2,465,866
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	3.436%	3,443,079	3,426,017
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	3.186%	7,253,704	7,144,164
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	3,583,187	3,587,861
Series 2016-A Class A2A
05/15/2031	2.700%	2,552,265	2,538,413
Series 2016-C Class A2A
09/15/2034	2.340%	2,798,827	2,744,273
Series 2018-C Class A2A
11/15/2035	3.630%	1,704,000	1,748,686
Series 2019-A Class A2A
07/15/2036	3.440%	2,928,000	2,974,156
SMB Private Education Loan Trust(a),(b)
Series 2015-C Class A2B
1-month USD LIBOR + 1.400% Floor 1.400% 07/15/2027	3.884%	200,032	202,958
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.934%	3,184,337	3,237,563
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	3.584%	569,873	572,736

110	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	3.384%	7,436,526	7,450,514
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	3.234%	2,256,000	2,255,996
Series 2018-A Class A2B
1-month USD LIBOR + 0.800% Floor 0.800% 02/15/2036	3.284%	903,000	901,744
Series 2018-C Class A2B
3-month USD LIBOR + 0.750% Floor 0.750% 11/15/2035	3.234%	2,033,000	2,027,925
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	450,320	449,894
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	3.086%	1,244,153	1,242,405
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	2.986%	311,138	311,340
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	177,000	175,399
Series 2017-E Class A2B
11/26/2040	2.720%	2,807,000	2,777,307
Series 2019-A Class A2FX
06/15/2048	3.690%	892,000	917,968
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,400,000	2,429,449
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	192,862	192,870
Series 2015-AA Class B
11/15/2024	3.620%	363,000	363,096
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/17/2025	2.950%	7,950,000	7,999,281
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/15/2024	3.380%	2,000,000	2,035,270
Tricolor Auto Securitization Trust(a)
Series 2018-1A Class A
12/15/2020	5.050%	1,384,828	1,395,103
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-2A Class A
10/15/2021	3.960%	3,880,378	3,888,587
Subordinated Series 2018-2A Class B
02/15/2022	4.760%	1,927,905	1,953,563
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,701,151	1,676,083
Upgrade Receivables Trust(a)
Series 2018-1A Class A
11/15/2024	3.760%	782,518	784,730
US Auto Funding LLC(a)
Series 2018-1A Class A
07/15/2023	5.500%	2,109,015	2,136,149
USASF Receivables LLC(a),(c)
Series 2017-1 Class A
09/15/2030	5.750%	690,931	690,931
Verizon Owner Trust
Series 2019-A Class A1A
09/20/2023	2.930%	998,000	1,005,644
VM DEBT LLC(a),(c)
Series 2017-1 Class A
10/02/2024	6.500%	2,209,893	2,209,893
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	1,064,372	1,081,249
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	585,054	581,969
Westlake Automobile Receivables Trust(a)
Series 2016-2A
06/15/2021	4.100%	799,000	802,399
Series 2016-3A Class C
01/18/2022	2.460%	986,859	984,773
Series 2017-1A Class C
10/17/2022	2.700%	508,000	507,046
World Financial Network Credit Card Master Trust
Series 2016-A Class A
04/15/2025	2.030%	3,422,000	3,366,649
Series 2016-C Class A
08/15/2023	1.720%	1,002,000	996,237
Series 2019-A Class A
12/15/2025	3.140%	2,489,000	2,510,399
World Omni Auto Receivables Trust
Series 2016-A Class A4
05/16/2022	1.950%	1,597,000	1,584,567
Total Asset-Backed Securities — Non-Agency (Cost $372,996,532)			373,788,005

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	111

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 7.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series KJ02 Class A2
09/25/2020	2.597%	235,448	234,549
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,445,262
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	763,308
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,888,920
Series K077 Class A2
05/25/2028	3.850%	2,115,000	2,265,169
Series KJ07 Class A2
12/25/2022	2.312%	5,000,000	4,951,482
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,478,250
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,572,207
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,349,016
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,416,593
Series W5FX Class AFX
04/25/2028	2.970%	1,256,000	1,267,207
Federal National Mortgage Association
04/01/2020	4.374%	1,608,626	1,633,151
07/01/2020	4.066%	2,229,684	2,266,343
01/01/2021	4.308%	803,939	827,118
09/01/2021	2.120%	2,800,000	2,754,291
06/01/2022	2.790%	2,458,431	2,474,553
07/01/2022	2.670%	5,000,000	5,018,613
08/01/2022	2.650%	7,000,000	7,023,174
11/01/2022	2.450%	6,000,000	5,998,199
02/01/2023	2.460%	2,581,003	2,571,480
04/01/2023	2.500%	6,000,000	6,012,288
04/01/2023	2.640%	2,720,375	2,727,349
05/01/2023	2.520%	3,000,000	2,999,226
06/01/2023	2.420%	2,672,508	2,657,705
06/01/2023	2.510%	1,773,433	1,769,665
07/01/2023	3.670%	6,000,000	6,258,194
08/01/2023	3.590%	2,500,000	2,600,408
11/01/2023	3.690%	1,194,451	1,246,984
07/01/2025	3.070%	9,725,259	9,927,250
09/01/2025	3.100%	2,481,456	2,536,189
12/01/2025	3.765%	6,972,255	7,397,876
07/01/2026	4.450%	2,663,379	2,944,188
10/01/2026	3.235%	1,384,411	1,426,872
12/01/2026	3.240%	1,500,000	1,543,675
01/01/2027	3.710%	2,996,000	3,170,988
02/01/2027	3.340%	1,000,000	1,033,169
03/01/2027	2.910%	3,521,000	3,554,473
05/01/2027	2.885%	2,300,329	2,318,337
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2027	3.000%	2,000,000	2,020,194
07/01/2027	3.210%	941,188	969,332
06/01/2028	3.570%	2,787,000	2,919,759
07/01/2028	3.570%	3,378,758	3,538,166
10/01/2028	3.890%	1,342,000	1,440,340
11/01/2028	4.250%	995,914	1,095,944
12/01/2028	3.890%	4,333,130	4,643,640
12/01/2028	3.930%	8,530,000	9,197,872
01/01/2029	3.940%	4,039,872	4,348,229
01/01/2029	4.070%	5,120,000	5,493,132
10/01/2029	3.201%	8,557,945	8,620,909
02/01/2030	2.920%	2,895,437	2,870,935
02/01/2030	3.550%	1,000,000	1,042,113
06/01/2030	3.130%	4,812,000	4,812,698
06/01/2030	3.670%	6,600,000	6,919,279
06/01/2030	3.800%	5,000,000	5,337,134
07/01/2030	3.210%	4,205,000	4,241,361
07/01/2030	3.300%	4,022,000	4,087,227
07/01/2030	3.340%	2,500,000	2,551,155
07/01/2030	3.850%	4,500,000	4,802,139
09/01/2030	3.390%	5,645,444	5,819,522
09/01/2030	3.410%	7,500,000	7,700,716
05/01/2033	3.530%	2,594,000	2,664,655
04/01/2035	3.330%	2,500,000	2,502,317
06/01/2036	3.150%	2,839,083	2,810,890
06/01/2037	5.900%	653,898	724,334
Series 2010-M3 Class A3
03/25/2020	4.332%	1,170,704	1,182,082
Series 2011-M1 Class A3
06/25/2021	3.763%	1,017,100	1,036,457
Series 2012-M8 Class ASQ3
12/25/2019	1.801%	179,219	178,413
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	11,750,917
Series 2017-M5 Class A2
04/25/2029	3.178%	1,929,000	1,939,658
Series 2017-T1 Class A
06/25/2027	2.898%	2,776,523	2,763,922
Federal National Mortgage Association(b)
CMO Series 2012-M11 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.000% 08/25/2019	2.803%	41,184	41,083
Federal National Mortgage Association(d)
CMO Series 2013-M13 Class A2
04/25/2023	2.390%	2,421,692	2,418,279
CMO Series 2014-M3 Class A2
01/25/2024	3.481%	1,936,952	1,998,002
CMO Series 2015-M11 Class A2
04/25/2025	2.844%	2,000,000	2,018,304
Series 2017-M12 Class A2
06/25/2027	3.081%	2,402,000	2,429,652

112	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	546,991
Series 2018-M10 Class A2
07/25/2028	3.385%	2,683,000	2,770,450
Series 2018-M3 Class A2
02/25/2030	3.090%	1,057,000	1,054,156
Series 2018-M4 Class A2
03/25/2028	3.043%	1,473,000	1,482,643
FREMF Mortgage Trust(a),(d)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.683%	3,410,000	3,442,801
Subordinated, Series 2016-K59 Class B
11/25/2049	3.576%	2,383,000	2,350,698
Subordinated, Series 2016-K722 Class B
07/25/2049	3.841%	1,400,000	1,407,698
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	2.859%	2,554,544	2,546,504
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	2.949%	3,211,375	3,204,549
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.949%	3,231,943	3,225,092
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.949%	1,727,398	1,723,601
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	2.959%	1,189,213	1,187,739
Government National Mortgage Association(d)
CMO Series 2014-168 Class VB
06/16/2047	3.421%	3,345,067	3,442,112
Total Commercial Mortgage-Backed Securities - Agency (Cost $273,056,899)			279,639,516

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,410,941	2,478,287
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	547,651
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,067,430	1,089,545
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,107,145
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,160,719	1,173,087
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,228,958
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	207,793
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,128,672
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,004,507
Americold 2010 LLC Trust(a),(c)
Series 2017-TL Class A
12/26/2037	3.000%	2,840,000	2,840,000
B2R Mortgage Trust(a)
Series 2015-1 Class A1
05/15/2048	2.524%	218,864	217,378
Series 2015-2 Class A
11/15/2048	3.336%	1,505,210	1,502,553
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	3,294,000	3,523,034
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,752,940
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	383,979
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.005%	14,397,848	6,557
Benchmark Mortgage Trust
Series 2018-B1 Class ASB
01/15/2051	3.602%	449,000	464,155
Series 2019-B9 Class A4
03/15/2052	3.751%	1,420,000	1,478,331
Benchmark Mortgage Trust(h)
Series 2019-B10 Class A3
03/15/2062	3.455%	1,333,000	1,359,856
Camden Property Trust(a),(c)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,896,008	4,885,300
CD Mortgage Trust(d)
Series 2017-CD4 Class A4
05/10/2050	3.514%	961,000	984,684

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,519,401
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	747,000	745,790
Series 2016-C7 Class A3
12/10/2054	3.839%	1,038,000	1,080,386
Series 2017-C8 Class A1
06/15/2050	1.965%	527,963	521,375
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,052,127
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class AS
04/10/2048	3.457%	362,000	366,973
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	6,543,157	42
CMO Series 2007-CD4 Class XC
12/11/2049	0.614%	241,294	2,538
COBALT CMBS Commercial Mortgage Trust(d),(g)
CMO Series 2006-C1 Class
08/15/2048	0.715%	559,767	4,282
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	983,997	973,388
COMM Mortgage Trust
Series 2014-UBS4 Class AM
08/10/2047	3.968%	832,000	853,314
COMM Mortgage Trust(a)
Series 2018-HOME Class A
04/10/2033	3.815%	3,125,000	3,246,447
Commercial Mortgage Trust(d),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.649%	2,104,008	94,732
Commercial Mortgage Trust
Series 2012-CR3 Class A3
10/15/2045	2.822%	589,107	586,222
Series 2012-LC4 Class A4
12/10/2044	3.288%	4,879,380	4,933,669
Series 2013-CR12 Class A4
10/10/2046	4.046%	651,000	680,185
Series 2014-CR19 Class ASB
08/10/2047	3.499%	1,100,000	1,121,667
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,461,471
Series 2014-UBS6 Class A5
12/10/2047	3.644%	1,183,000	1,222,516
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,270,052
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,110,347
Commercial Mortgage Trust(a),(d)
Series 2013-SFS Class A2
04/12/2035	2.988%	624,000	626,134
Commercial Mortgage Trust(a),(b)
Series 2014-TWC Class A
1-month USD LIBOR + 0.850% Floor 0.850% 02/13/2032	3.349%	1,875,000	1,875,002
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/2049	3.795%	1,863,000	1,928,562
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	931,000	952,756
Series 2015-C4 Class A4
11/15/2048	3.808%	1,586,000	1,648,103
Series 2019-C15 Class A4
03/15/2052	4.053%	934,000	987,822
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	349,667
Greenwich Capital Commercial Funding Corp.(d)
Series 2006-GG7 Class AM
07/10/2038	5.614%	81,707	82,170
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,037,072
Series 2013-KING Class A
12/10/2027	2.706%	830,019	828,670
GS Mortgage Securities Corp. Trust(a),(d),(g)
CMO Series 2006-GG8 Class X
11/10/2039	0.871%	2,306,051	16,314
GS Mortgage Securities Trust
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,182,424
Series 2015-GC34 Class A4
10/10/2048	3.506%	747,000	765,747
Series 2017-GS6 Class A3
05/10/2050	3.433%	3,300,000	3,344,297
Series 2017-GS7 Class A4
08/10/2050	3.430%	961,000	972,909
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,133,830

114	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	731,257
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,262,426
Series 2015-C33 Class A4
12/15/2048	3.770%	500,000	519,657
Series 2016-C1 Class A-5
03/15/2049	3.576%	641,000	658,713
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,900,211
Series 2019-COR4 Class A5
03/10/2052	4.029%	1,773,000	1,877,284
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A5
03/15/2050	3.694%	1,611,000	1,671,648
Series 2018-C8 Class ASB
06/15/2051	4.145%	722,000	768,625
JPMorgan Chase Commercial Mortgage Securities Trust(d),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.435%	6,689,279	19,075
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.530%	4,136,509	70,093
JPMorgan Chase Commercial Mortgage Securities Trust
Series 20 13-C13 Class A2
01/15/2046	2.665%	44,657	44,600
Series 2012-CBX Class A4
06/15/2045	3.483%	1,019,000	1,033,309
Series 2015-JP1 Class ASB
01/15/2049	3.733%	755,000	780,642
Series 2016-JP2 Class A1
08/15/2049	1.324%	594,281	585,537
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2006-LDP9 Class A3SF
1-month USD LIBOR + 0.155% Floor 0.155% 05/15/2047	2.639%	74,090	74,413
KGS-Alpha SBA COOF Trust(a),(c),(d),(g)
CMO Series 2012-2 Class A
08/25/2038	0.877%	2,935,977	62,390
CMO Series 2013-2 Class A
03/25/2039	1.632%	4,082,525	165,853
CMO Series 2014-2 Class A
04/25/2040	3.109%	900,411	62,466
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,598,600
LB-UBS Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.377%	1,936,537	252
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(d),(g)
CMO Series 2006-4 Class XC
12/12/2049	0.242%	366,407	16
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A5
10/15/2048	3.635%	767,000	791,400
Series 2015-C25 Class ASB
10/15/2048	3.383%	2,997,000	3,045,512
Series 2016-C28 Class A4
01/15/2049	3.544%	411,000	421,017
Morgan Stanley Capital I Trust(a),(d),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.625%	1,824,139	75
CMO Series 2006-T21 Class X
10/12/2052	0.034%	9,232,348	18
CMO Series 2007-HQ11 Class X
02/12/2044	0.401%	801,593	2,004
Morgan Stanley Capital I Trust
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	967,492
Series 2019-L2 Class A4
03/15/2052	4.071%	625,000	665,010
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	800,998
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2 Class A4
05/10/2063	3.525%	976,000	997,323
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	868,905
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,173,224
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,039,885
Wachovia Bank Commercial Mortgage Trust(a),(d),(g)
CMO Series 2004-C12 Class
07/15/2041	0.211%	13,027,575	3,573
CMO Series 2006-C24 Class XC
03/15/2045	0.076%	5,807,769	32

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2013-120B Class A
03/18/2028	2.710%	2,000,000	1,990,356
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	857,103	856,005
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,200,000	1,231,801
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	960,000	973,200
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $118,302,165)			118,657,712

Corporate Bonds & Notes 22.6%

Aerospace & Defense 0.3%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	585,139
Airbus Group SE(a)
04/10/2027	3.150%	409,000	410,364
04/10/2047	3.950%	150,000	154,275
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	555,000	557,649
Boeing Co. (The)
03/01/2038	3.550%	270,000	259,652
03/01/2039	3.500%	674,000	643,625
11/01/2048	3.850%	126,000	125,019
Harris Corp.
04/27/2035	4.854%	310,000	331,142
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	434,043
12/15/2042	4.070%	1,124,000	1,146,346
09/15/2052	4.090%	533,000	540,534
Northrop Grumman Corp.
10/15/2022	2.550%	2,059,000	2,037,994
08/01/2023	3.250%	1,899,000	1,922,943
01/15/2025	2.930%	80,000	78,907
01/15/2028	3.250%	1,052,000	1,034,180
Northrop Grumman Systems Corp.
02/15/2031	7.750%	400,000	548,298
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	173,905
04/15/2047	4.350%	66,000	65,024
Total			11,049,039
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	757,540	785,021
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel Government AID Bond(i)
11/01/2024	0.000%	5,000,000	4,253,615
Total			5,038,636
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,825,383	1,864,229
Series 2017-1 Class A
01/15/2030	3.550%	530,074	513,534
Series 2017-1 Class AA
01/15/2030	3.300%	374,170	362,598
American Airlines Pass-Through Trust
01/15/2023	4.950%	427,892	442,653
Series 2015-1 Class A
05/01/2027	3.375%	538,254	529,237
Series 2016-2 Class A
06/15/2028	3.650%	197,890	194,486
Series 2016-3 Class AA
10/15/2028	3.000%	2,077,655	2,000,468
Series 2017-1 Class AA
02/15/2029	3.650%	617,400	619,361
Series 2017-2 Class B
10/15/2025	3.700%	214,575	209,128
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	653,015	663,144
Series 2018-1 Class AA
09/20/2031	3.800%	473,126	479,502
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	581,291	611,511
10/29/2024	4.000%	135,469	138,014
Delta Air Lines, Inc.
04/19/2028	4.375%	437,000	429,046
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	291,550	283,663
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	327,512	354,989
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	235,603	243,402
03/01/2026	4.600%	246,460	246,808
Series 2016-1 Class A
07/07/2028	3.450%	512,915	501,110
Series 2016-1 Class B
01/07/2026	3.650%	119,780	117,019
Series 2018-1 Class A
03/01/2030	3.700%	456,905	438,126

116	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1 Class AA
03/01/2030	3.500%	805,725	794,445
Series 2019-1 Class A
08/25/2031	4.550%	1,000,000	1,026,939
Series 2019-1 Class AA
08/25/2031	4.150%	1,120,000	1,157,232
Total			14,220,644
Apartment REIT 0.2%
AvalonBay Communities, Inc.
06/01/2025	3.450%	215,000	218,779
11/15/2025	3.500%	300,000	305,306
10/15/2046	3.900%	85,000	83,925
ERP Operating LP
04/15/2023	3.000%	200,000	201,257
03/01/2028	3.500%	221,000	224,248
12/01/2028	4.150%	480,000	511,646
Mid-America Apartments LP
10/15/2023	4.300%	668,000	695,890
06/15/2024	3.750%	1,559,000	1,585,272
11/15/2025	4.000%	799,000	820,797
06/01/2027	3.600%	447,000	444,150
03/15/2029	3.950%	284,000	288,501
UDR, Inc.
09/01/2026	2.950%	363,000	347,635
Total			5,727,406
Automotive 0.3%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	699,874
Ford Motor Co.
01/15/2043	4.750%	559,000	438,878
12/08/2046	5.291%	1,189,000	996,777
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,177,000	1,193,439
General Motors Co.
04/01/2038	5.150%	855,000	788,357
04/01/2049	5.950%	1,342,000	1,298,900
General Motors Financial Co., Inc.
04/13/2024	3.950%	600,000	594,990
01/15/2025	4.000%	335,000	328,877
04/09/2025	4.350%	515,000	513,281
07/13/2025	4.300%	1,525,000	1,518,528
01/17/2029	5.650%	849,000	878,059
Total			9,249,960
Banking 5.8%
ABN AMRO Bank NV(a)
06/04/2020	2.450%	1,195,000	1,190,078
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
07/28/2025	4.750%	431,000	448,114
AIB Group PLC(a)
10/12/2023	4.750%	2,834,000	2,919,952
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	174,470
American Express Credit Corp.
05/05/2021	2.250%	331,000	328,880
03/03/2022	2.700%	210,000	210,231
ANZ New Zealand International Ltd.(a)
08/06/2020	2.850%	478,000	477,924
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	229,440
Banco Santander SA
02/23/2028	3.800%	2,000,000	1,937,528
04/12/2028	4.379%	600,000	606,758
Bank of America Corp.
10/19/2020	2.625%	225,000	224,336
01/11/2023	3.300%	3,287,000	3,329,291
10/21/2027	3.248%	1,544,000	1,511,456
Bank of America Corp.(j)
01/20/2023	3.124%	2,184,000	2,189,580
04/24/2023	2.881%	575,000	572,267
12/20/2023	3.004%	53,000	52,760
07/23/2024	3.864%	250,000	256,965
03/15/2025	3.458%	4,714,000	4,762,884
10/01/2025	3.093%	2,162,000	2,139,398
04/24/2028	3.705%	2,869,000	2,879,440
12/20/2028	3.419%	7,197,000	7,043,956
02/07/2030	3.974%	2,317,000	2,361,982
04/24/2038	4.244%	702,000	719,005
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	868,605
Bank of Montreal
02/05/2024	3.300%	700,000	706,733
Bank of Montreal, Subordinated(j)
12/15/2032	3.803%	583,000	565,390
Bank of New York Mellon Corp. (The)(j)
05/16/2023	2.661%	200,000	198,895
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,069,966
11/18/2025	3.950%	575,000	605,318
Bank of Nova Scotia (The)
09/19/2022	2.450%	400,000	396,337
02/11/2024	3.400%	1,230,000	1,246,081
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	500,000	512,106

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	117

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC(j)
02/15/2023	4.610%	2,144,000	2,188,608
05/16/2024	4.338%	1,039,000	1,049,468
Barclays PLC
03/16/2025	3.650%	1,491,000	1,458,475
BB&T Corp.
06/20/2022	3.050%	2,204,000	2,217,001
BB&T Corp., Subordinated
03/19/2029	3.875%	2,458,000	2,481,835
BNP Paribas SA(a)
03/01/2023	3.500%	1,000,000	1,000,681
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	440,070
02/21/2022	2.900%	800,000	796,436
11/03/2022	2.650%	600,000	590,627
BPCE SA
07/15/2019	2.500%	250,000	249,830
12/02/2026	3.375%	700,000	698,496
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	508,156
Canadian Imperial Bank of Commerce(h)
04/02/2024	3.100%	3,515,000	3,505,485
Capital One Financial Corp.
01/29/2024	3.900%	1,075,000	1,096,695
04/30/2025	4.250%	1,477,000	1,533,191
01/31/2028	3.800%	633,000	624,511
Subordinated
10/29/2025	4.200%	700,000	712,444
Citibank NA
01/23/2024	3.650%	2,000,000	2,062,528
Citigroup, Inc.
08/02/2021	2.350%	269,000	265,727
04/25/2022	2.750%	900,000	896,108
12/01/2025	7.000%	765,000	889,243
10/21/2026	3.200%	7,037,000	6,880,321
01/15/2028	6.625%	215,000	256,710
Citigroup, Inc.(j)
01/24/2023	3.142%	500,000	501,440
07/24/2028	3.668%	1,252,000	1,247,216
03/20/2030	3.980%	3,174,000	3,226,647
01/24/2039	3.878%	100,000	97,229
Citizens Bank NA
03/29/2023	3.700%	250,000	256,328
Citizens Financial Group, Inc.
Subordinated
12/03/2025	4.300%	386,000	395,941
Comerica, Inc.
02/01/2029	4.000%	700,000	726,523
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	490,325
03/16/2023	3.450%	540,000	549,685
05/18/2026	2.850%	540,000	524,200
Subordinated
12/09/2025	4.500%	703,000	719,885
Compass Bank
06/11/2021	3.500%	450,000	453,721
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	614,885
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	1,307,000	1,351,889
Credit Agricole SA(a)
04/24/2023	3.750%	250,000	252,569
Subordinated
03/17/2025	4.375%	340,000	346,584
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,230,080
Credit Suisse Group AG(a),(j)
01/12/2029	3.869%	250,000	245,067
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	659,905
03/26/2025	3.750%	500,000	504,026
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	527,693
09/12/2023	3.875%	1,465,000	1,437,186
Discover Bank
07/27/2026	3.450%	633,000	613,364
Fifth Third Bancorp
01/25/2024	3.650%	525,000	537,489
03/14/2028	3.950%	400,000	412,870
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	1,380,000	1,369,471
06/05/2023	2.908%	900,000	889,754
07/24/2023	2.905%	652,000	644,342
09/29/2025	3.272%	887,000	874,911
06/05/2028	3.691%	1,744,000	1,727,769
04/23/2039	4.411%	1,716,000	1,714,011
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	630,000	636,923
01/23/2025	3.500%	578,000	575,701
05/22/2025	3.750%	4,028,000	4,066,318
11/16/2026	3.500%	3,116,000	3,067,437
01/26/2027	3.850%	2,122,000	2,130,318
Subordinated
10/21/2025	4.250%	531,000	543,311

118	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC
04/05/2021	5.100%	1,700,000	1,770,259
03/30/2022	4.000%	306,000	315,224
05/25/2023	3.600%	657,000	667,254
03/08/2026	4.300%	855,000	887,020
Subordinated
03/14/2024	4.250%	2,500,000	2,554,515
HSBC Holdings PLC(j)
11/22/2023	3.033%	288,000	285,928
03/11/2025	3.803%	4,473,000	4,534,611
03/13/2028	4.041%	744,000	750,773
06/19/2029	4.583%	781,000	820,421
Huntington Bancshares, Inc.
03/14/2021	3.150%	141,000	141,621
01/14/2022	2.300%	352,000	346,636
JPMorgan Chase & Co.(j)
04/01/2023	3.207%	4,082,000	4,106,843
12/05/2024	4.023%	3,686,000	3,824,225
04/23/2029	4.005%	1,257,000	1,289,145
07/24/2038	3.882%	2,301,000	2,252,833
KeyBank NA
05/22/2022	3.180%	1,373,000	1,376,618
Lloyds Banking Group PLC
03/12/2024	3.900%	2,177,000	2,204,931
03/22/2028	4.375%	392,000	401,413
Subordinated
12/10/2025	4.582%	500,000	505,532
01/09/2048	4.344%	504,000	453,766
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	983,573
01/15/2026	3.900%	370,000	375,056
Macquarie Group Ltd.(a)
01/14/2020	6.000%	600,000	614,223
01/14/2021	6.250%	926,000	974,547
Macquarie Group Ltd.(a),(j)
11/28/2028	3.763%	340,000	331,807
01/15/2030	5.033%	1,145,000	1,213,413
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	382,000	382,536
02/22/2022	2.998%	177,000	177,401
03/07/2022	3.218%	2,330,000	2,347,447
07/26/2023	3.761%	775,000	795,575
09/13/2023	2.527%	384,000	375,594
03/07/2024	3.407%	3,634,000	3,678,469
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	433,994
Morgan Stanley
01/26/2020	5.500%	600,000	612,734
07/24/2020	5.500%	324,000	335,072
01/25/2021	5.750%	372,000	390,673
07/28/2021	5.500%	4,335,000	4,587,011
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/19/2022	2.750%	7,000	6,957
10/23/2024	3.700%	800,000	815,328
07/23/2025	4.000%	2,053,000	2,115,873
01/20/2027	3.625%	1,547,000	1,550,430
Morgan Stanley(j)
04/24/2024	3.737%	130,000	132,521
07/22/2028	3.591%	889,000	881,627
01/24/2029	3.772%	333,000	334,052
MUFG Union Bank NA
05/06/2019	2.250%	250,000	249,882
NatWest Markets PLC(a)
09/29/2022	3.625%	1,225,000	1,225,845
Nordea Bank Abp(a)
01/27/2020	4.875%	300,000	305,071
09/17/2020	2.500%	3,500,000	3,484,394
Subordinated
09/21/2022	4.250%	910,000	930,387
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	231,000	225,927
PNC Bank NA
06/08/2023	3.500%	853,000	876,996
Subordinated
01/30/2023	2.950%	570,000	567,337
PNC Financial Services Group, Inc. (The)
01/23/2024	3.500%	2,525,000	2,585,575
Rabobank Nederland NY
01/10/2022	2.750%	620,000	619,070
Regions Financial Corp.
08/14/2023	3.800%	385,000	395,648
Royal Bank of Canada
10/05/2023	3.700%	1,000,000	1,032,871
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	540,000	545,813
05/18/2029	4.892%	1,116,000	1,157,548
01/27/2030	5.076%	770,000	809,763
Santander UK Group Holdings PLC(j)
11/15/2024	4.796%	652,000	672,391
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	637,898
Societe Generale SA(a)
03/28/2024	3.875%	725,000	727,397
Subordinated
04/14/2025	4.250%	900,000	904,918
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	605,220

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	119

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Chartered PLC(a),(j)
01/20/2023	4.247%	600,000	609,060
Subordinated
03/15/2033	4.866%	700,000	708,716
State Street Corp.(j)
05/15/2023	2.653%	250,000	248,454
12/03/2024	3.776%	300,000	311,359
State Street Corp.
05/15/2023	3.100%	630,000	641,360
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,198,482
10/18/2022	2.778%	452,000	449,401
07/14/2026	2.632%	590,000	565,956
10/19/2026	3.010%	297,000	291,190
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	353,728
05/01/2025	4.000%	191,000	199,819
Svenska Handelsbanken AB
10/01/2020	2.400%	1,500,000	1,490,979
Synchrony Financial
03/19/2024	4.375%	919,000	931,789
08/04/2026	3.700%	300,000	282,509
03/19/2029	5.150%	1,320,000	1,342,544
U.S. Bancorp
01/24/2022	2.625%	309,000	309,021
07/22/2026	2.375%	1,200,000	1,146,524
UBS Group Funding Switzerland AG(a)
02/01/2022	2.650%	1,640,000	1,624,605
05/23/2023	3.491%	960,000	963,525
09/24/2025	4.125%	200,000	206,530
04/15/2026	4.125%	401,000	414,610
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	200,000	196,919
US Bancorp
11/17/2025	3.950%	735,000	775,318
Wells Fargo & Co.
03/04/2021	2.500%	460,000	457,614
01/24/2023	3.069%	796,000	797,465
01/24/2024	3.750%	600,000	617,614
09/09/2024	3.300%	750,000	754,873
09/29/2025	3.550%	2,000,000	2,033,270
Subordinated
06/03/2026	4.100%	777,000	794,023
Westpac Banking Corp.
06/28/2022	2.500%	500,000	494,961
02/26/2024	3.300%	1,590,000	1,606,652
05/13/2026	2.850%	500,000	485,598
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.(j)
11/23/2031	4.322%	600,000	594,833
Total			207,696,518
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone Holdings Finance Co. LLC(a)
03/15/2021	5.875%	850,000	896,059
Brookfield Finance, Inc.
03/29/2029	4.850%	840,000	863,328
09/20/2047	4.700%	369,000	353,771
Carlyle Holdings(b),(c),(e)
3-month USD LIBOR + 2.000% 07/15/2019	3.302%	44,542	44,431
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	303,825
Invesco Finance PLC
01/15/2026	3.750%	567,000	571,602
Lazard Group LLC
09/19/2028	4.500%	1,298,000	1,335,652
03/11/2029	4.375%	198,000	200,068
Total			4,568,736
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	297,853
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	378,450
Masco Corp.
08/15/2032	6.500%	540,000	596,736
Total			1,273,039
Cable and Satellite 0.9%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	616,000	637,450
07/23/2025	4.908%	700,000	738,758
03/30/2029	5.050%	910,000	958,996
04/01/2038	5.375%	836,000	841,062
04/01/2048	5.750%	764,000	798,383
Comcast Corp.
10/01/2020	3.300%	3,559,000	3,592,764
10/01/2021	3.450%	2,860,000	2,916,493
04/15/2024	3.700%	3,421,000	3,533,828
10/15/2025	3.950%	1,732,000	1,810,096
03/01/2026	3.150%	622,000	619,338
10/15/2028	4.150%	1,435,000	1,510,815
08/15/2034	4.200%	400,000	415,292
11/15/2035	6.500%	1,378,000	1,741,916
10/15/2038	4.600%	2,049,000	2,196,923
03/01/2048	4.000%	956,000	930,685
11/01/2049	3.999%	500,000	486,648
11/01/2052	4.049%	800,000	774,486

120	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/2058	4.950%	2,003,000	2,209,766
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	261,625
TCI Communications, Inc.
02/15/2028	7.125%	415,000	519,840
Time Warner Cable LLC
05/01/2037	6.550%	1,045,000	1,153,247
06/15/2039	6.750%	1,400,000	1,552,547
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,295,000	1,679,179
Total			31,880,137
Chemicals 0.3%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	501,167
Albemarle Corp.
12/01/2044	5.450%	270,000	279,001
Chevron Phillips Chemical Co. LLC/LP(a)
12/01/2026	3.400%	475,000	477,354
DowDuPont, Inc.
11/15/2023	4.205%	967,000	1,011,070
11/15/2025	4.493%	600,000	639,319
11/15/2028	4.725%	660,000	712,530
11/15/2038	5.319%	290,000	322,244
11/15/2048	5.419%	725,000	817,767
Huntsman International LLC
11/15/2022	5.125%	526,000	550,179
05/01/2029	4.500%	1,254,000	1,249,020
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	220,283
09/26/2048	5.000%	261,000	273,042
Mosaic Co. (The)
11/15/2033	5.450%	1,036,000	1,116,075
Nutrien Ltd.(h)
04/01/2029	4.200%	155,000	159,620
04/01/2049	5.000%	220,000	229,960
Nutrien Ltd.
03/15/2035	4.125%	700,000	665,111
Sherwin-Williams Co. (The)
06/01/2024	3.125%	165,000	163,808
Union Carbide Corp.
06/01/2025	7.500%	300,000	353,186
10/01/2096	7.750%	920,000	1,136,462
Westlake Chemical Corp.
08/15/2046	5.000%	364,000	354,287
Total			11,231,485
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
John Deere Capital Corp.
01/10/2024	3.450%	180,000	185,272
09/08/2027	2.800%	700,000	685,640
Total			870,912
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2024	2.800%	1,194,000	1,196,303
12/05/2034	4.800%	500,000	579,873
08/22/2037	3.875%	550,000	572,292
08/22/2057	4.250%	800,000	858,564
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	319,704
Total			3,526,736
Consumer Products 0.0%
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	381,207
Procter & Gamble Co. (The)
08/11/2027	2.850%	540,000	542,483
Unilever Capital Corp.
03/22/2025	3.375%	230,000	234,927
Total			1,158,617
Diversified Manufacturing 0.6%
Eaton Corp.
04/01/2024	7.625%	500,000	588,648
General Electric Co.
09/16/2020	4.375%	2,500,000	2,547,905
01/14/2038	5.875%	788,000	845,556
03/11/2044	4.500%	1,745,000	1,598,024
Ingersoll-Rand Luxembourg Finance SA
03/21/2026	3.500%	1,025,000	1,033,950
03/21/2029	3.800%	1,364,000	1,382,797
Nvent Finance Sarl
04/15/2028	4.550%	450,000	452,697
United Technologies Corp.
08/16/2023	3.650%	2,439,000	2,502,931
08/16/2025	3.950%	1,079,000	1,121,195
11/16/2028	4.125%	1,204,000	1,251,944
07/15/2038	6.125%	1,300,000	1,580,209
11/16/2038	4.450%	1,023,000	1,061,069
11/16/2048	4.625%	702,000	743,995
Valmont Industries, Inc.
10/01/2044	5.000%	613,000	572,795
10/01/2054	5.250%	18,000	16,853
Wabtec Corp.
03/15/2024	4.150%	1,048,000	1,065,984
09/15/2028	4.700%	1,388,000	1,404,538

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	121

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WW Grainger, Inc.
06/15/2045	4.600%	200,000	213,427
Total			19,984,517
Electric 1.5%
Alabama Power Co.
02/15/2033	5.700%	467,000	552,233
05/15/2038	6.125%	70,000	88,113
Alliant Energy Finance LLC(a)
06/15/2028	4.250%	38,000	38,780
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	126,000	139,216
Appalachian Power Co.
06/01/2027	3.300%	419,000	413,577
03/01/2049	4.500%	215,000	223,811
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	864,504
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	351,031
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,012,450
02/01/2025	3.500%	529,000	541,659
CenterPoint Energy, Inc.
09/01/2022	2.500%	131,000	128,174
02/01/2024	3.850%	441,000	450,297
11/01/2028	4.250%	944,000	977,229
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	720,232
CMS Energy Corp.
08/15/2027	3.450%	300,000	300,112
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	235,994
03/01/2049	4.000%	1,212,000	1,240,154
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	244,907
Consumers Energy Co.
08/31/2064	4.350%	547,000	585,659
Dominion Energy, Inc.
08/15/2019	1.600%	1,205,000	1,198,979
08/15/2021	2.000%	917,000	896,015
08/01/2033	5.250%	1,315,000	1,475,740
DTE Electric Co.
06/15/2042	3.950%	364,000	358,524
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	725,738
01/15/2038	6.000%	226,000	285,704
12/15/2041	4.250%	313,000	332,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2021	1.800%	1,375,000	1,342,645
09/01/2026	2.650%	213,000	203,089
Duke Energy Indiana LLC
05/15/2046	3.750%	862,000	841,903
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	315,442
Duke Energy Progress LLC
03/15/2029	3.450%	1,033,000	1,058,118
04/01/2035	5.700%	300,000	353,190
10/15/2046	3.700%	323,000	315,373
09/15/2047	3.600%	300,000	286,639
Emera U.S. Finance LP
06/15/2046	4.750%	985,000	1,021,551
Enel Finance International NV(a)
09/14/2025	4.625%	210,000	217,384
05/25/2027	3.625%	380,000	362,904
04/06/2028	3.500%	335,000	314,426
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	312,410
Entergy Corp.
09/01/2026	2.950%	336,000	322,732
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	450,120
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	397,747
10/01/2039	6.250%	300,000	335,013
FirstEnergy Corp.
07/15/2047	4.850%	61,000	65,246
FirstEnergy Transmission LLC(a)
07/15/2044	5.450%	264,000	299,431
04/01/2049	4.550%	449,000	457,782
Florida Power & Light Co.
09/01/2035	5.400%	600,000	700,479
Fortis, Inc.
10/04/2026	3.055%	1,311,000	1,252,848
Indiana Michigan Power Co.
03/15/2046	4.550%	642,000	686,172
IPALCO Enterprises, Inc.
09/01/2024	3.700%	1,194,000	1,200,479
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	270,726
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	176,919
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	859,346
06/15/2047	4.200%	400,000	416,490
04/01/2049	4.125%	156,000	161,395

122	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Louisville Gas & Electric Co.(h)
04/01/2049	4.250%	311,000	327,481
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,148,000	1,202,379
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	724,879
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,504,000	1,541,947
Mississippi Power Co.
03/30/2028	3.950%	1,600,000	1,617,078
National Rural Utilities Cooperative Finance Corp.
03/15/2029	3.700%	270,000	280,011
Nevada Power Co.
04/01/2036	6.650%	225,000	291,467
09/15/2040	5.375%	546,000	628,510
New England Power Co.(a)
12/05/2047	3.800%	168,000	161,194
NextEra Energy Capital Holdings, Inc.(h)
04/01/2024	3.150%	1,357,000	1,361,205
04/01/2029	3.500%	682,000	680,820
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	800,294
Northern States Power Co.
06/01/2036	6.250%	150,000	194,293
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	186,046
PacifiCorp
10/15/2037	6.250%	200,000	257,583
PacifiCorp.
02/15/2050	4.150%	754,000	783,994
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	143,000	137,977
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	232,832
03/15/2043	4.150%	250,000	260,293
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	321,361
05/15/2026	3.100%	943,000	905,323
Progress Energy, Inc.
01/15/2021	4.400%	187,000	191,507
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	312,882
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	236,867
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	591,409
05/15/2048	4.150%	440,000	441,552
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
10/01/2023	3.500%	526,000	523,547
08/01/2025	3.700%	754,000	755,637
03/01/2028	3.650%	333,000	326,817
01/15/2036	5.550%	130,000	138,167
02/01/2038	5.950%	210,000	238,862
04/01/2047	4.000%	114,000	106,279
03/01/2048	4.125%	2,922,000	2,788,845
Southern Co. (The)
07/01/2026	3.250%	250,000	245,018
07/01/2046	4.400%	946,000	951,213
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,210,190
Southwestern Electric Power Co.
04/01/2045	3.900%	847,000	798,990
02/01/2048	3.850%	271,000	254,150
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	360,862
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	740,382
Union Electric Co.
06/15/2027	2.950%	286,000	281,363
03/15/2029	3.500%	1,260,000	1,292,388
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	126,734
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	191,130
Xcel Energy, Inc.
07/01/2036	6.500%	112,000	142,080
09/15/2041	4.800%	90,000	97,231
Total			55,620,023
Environmental 0.0%
Republic Services, Inc.
07/01/2026	2.900%	174,000	170,194
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	919,716
01/15/2025	3.500%	400,000	384,898
AerCap Ireland Capital DAC/Global Aviation Trust(h)
04/03/2026	4.450%	550,000	551,516
Air Lease Corp.
09/15/2023	3.000%	520,000	507,915
03/01/2025	3.250%	645,000	620,987
04/01/2027	3.625%	561,000	527,671
12/01/2027	3.625%	1,663,000	1,551,936
Aircastle Ltd.
09/25/2023	4.400%	485,000	493,914

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	351,078
08/01/2025	4.125%	500,000	500,816
11/01/2027	3.500%	600,000	567,823
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	910,000	898,678
11/15/2025	3.373%	1,700,000	1,651,230
11/15/2035	4.418%	2,521,000	2,335,054
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,134,718
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	684,222
Total			13,682,172
Food and Beverage 1.2%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	1,981,000	2,065,187
01/23/2029	4.750%	570,000	607,103
01/23/2031	4.900%	1,117,000	1,203,611
01/23/2049	5.550%	747,000	819,814
04/15/2058	4.750%	100,000	95,063
Anheuser-Busch InBev Worldwide, Inc.(a)
02/01/2026	3.650%	1,315,000	1,318,736
02/01/2036	4.700%	5,200,000	5,190,812
02/01/2046	4.900%	2,080,000	2,091,334
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	141,000	141,691
Campbell Soup Co.
03/15/2025	3.950%	590,000	595,272
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	142,168
11/01/2036	7.250%	300,000	399,992
Conagra Brands, Inc.
11/01/2025	4.600%	235,000	246,709
11/01/2038	5.300%	525,000	529,989
Constellation Brands, Inc.
02/15/2023	3.200%	322,000	324,120
11/15/2025	4.400%	350,000	367,102
12/06/2026	3.700%	537,000	534,626
05/09/2027	3.500%	457,000	445,367
02/15/2028	3.600%	1,009,000	985,772
11/15/2028	4.650%	1,122,000	1,186,894
11/15/2048	5.250%	144,000	153,048
Danone SA(a)
11/02/2023	2.589%	506,000	496,149
11/02/2026	2.947%	4,466,000	4,279,884
General Mills, Inc.
04/17/2025	4.000%	400,000	413,494
04/17/2028	4.200%	245,000	254,320
04/17/2038	4.550%	100,000	99,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kellogg Co.
11/15/2027	3.400%	262,000	252,055
Keurig Dr. Pepper, Inc.(a)
05/25/2025	4.417%	250,000	259,206
05/25/2038	4.985%	323,000	329,252
Keurig Dr. Pepper, Inc.
06/15/2027	3.430%	135,000	129,268
Kraft Heinz Foods Co.
07/02/2020	2.800%	1,907,000	1,902,860
06/01/2026	3.000%	526,000	491,735
07/15/2035	5.000%	1,170,000	1,151,558
01/26/2039	6.875%	548,000	619,183
07/15/2045	5.200%	228,000	219,688
06/01/2046	4.375%	913,000	789,970
Mars, Inc.(a)
04/01/2034	3.600%	803,000	806,473
04/01/2054	4.125%	803,000	824,655
McCormick & Co., Inc.
08/15/2024	3.150%	209,000	208,414
08/15/2027	3.400%	198,000	194,435
Nestle Holdings, Inc.(a)
09/24/2021	3.100%	2,109,000	2,135,793
09/24/2023	3.350%	1,930,000	1,984,777
09/24/2025	3.500%	1,414,000	1,465,631
09/24/2028	3.625%	738,000	769,605
09/24/2038	3.900%	628,000	651,384
09/24/2048	4.000%	948,000	994,741
Sysco Corp.
03/15/2025	3.550%	105,000	107,046
10/01/2025	3.750%	388,000	397,977
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	206,743
Total			41,879,738
Gaming 0.0%
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	1,256,000	1,317,940
Health Care 1.0%
Abbott Laboratories
11/30/2023	3.400%	356,000	364,023
09/15/2025	3.875%	263,000	274,998
11/30/2026	3.750%	1,155,000	1,200,964
11/30/2046	4.900%	1,319,000	1,525,591
Becton Dickinson and Co.
06/05/2020	2.404%	2,122,000	2,108,937
06/06/2024	3.363%	1,381,000	1,381,486
12/15/2024	3.734%	1,850,000	1,878,420
06/06/2027	3.700%	1,066,000	1,061,878
12/15/2044	4.685%	1,007,000	1,036,860

124	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boston Scientific Corp.
03/01/2026	3.750%	1,579,000	1,610,493
03/01/2029	4.000%	1,413,000	1,458,374
03/01/2049	4.700%	696,000	738,702
CVS Health Corp.
12/01/2022	2.750%	500,000	493,078
03/09/2023	3.700%	1,589,000	1,614,866
12/05/2023	4.000%	948,000	973,733
03/25/2025	4.100%	2,532,000	2,598,964
03/25/2028	4.300%	2,108,000	2,137,613
03/25/2038	4.780%	2,835,000	2,806,613
03/25/2048	5.050%	1,668,000	1,679,825
Edwards Lifesciences Corp.
06/15/2028	4.300%	1,015,000	1,063,988
Express Scripts Holding Co.
07/15/2023	3.000%	178,000	176,857
02/25/2026	4.500%	577,000	603,826
07/15/2046	4.800%	218,000	221,403
Halfmoon Parent, Inc.(a)
09/17/2021	3.400%	1,433,000	1,447,932
07/15/2023	3.750%	1,766,000	1,809,016
10/15/2028	4.375%	1,423,000	1,475,644
08/15/2038	4.800%	121,000	124,477
12/15/2048	4.900%	319,000	329,340
HCA, Inc.
06/15/2026	5.250%	700,000	750,373
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	293,351
Thermo Fisher Scientific, Inc.
02/01/2044	5.300%	700,000	806,164
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	176,040
Total			36,223,829
Healthcare Insurance 0.2%
Aetna, Inc.
12/15/2037	6.750%	590,000	711,161
Anthem, Inc.
12/01/2024	3.350%	350,000	352,829
03/01/2028	4.101%	565,000	581,682
12/01/2047	4.375%	94,000	93,759
Magellan Health, Inc.
09/22/2024	4.400%	750,000	714,340
UnitedHealth Group, Inc.
02/15/2024	3.500%	1,064,000	1,094,939
12/15/2025	3.700%	709,000	736,694
03/15/2026	3.100%	642,000	641,183
07/15/2035	4.625%	658,000	736,532
12/15/2048	4.450%	528,000	572,488
Total			6,235,607
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	123,658
HCP, Inc.
03/01/2024	4.200%	81,000	83,804
08/15/2024	3.875%	694,000	710,880
Senior Housing Properties Trust
05/01/2019	3.250%	400,000	399,567
04/15/2020	6.750%	400,000	406,350
02/15/2028	4.750%	500,000	463,454
Ventas Realty LP
01/15/2026	4.125%	258,000	264,596
04/01/2027	3.850%	246,000	246,724
04/15/2049	4.875%	636,000	664,469
Welltower, Inc.
06/01/2025	4.000%	500,000	514,258
Total			3,877,760
Independent Energy 0.4%
Anadarko Holding Co.
05/15/2028	7.150%	570,000	656,845
Anadarko Petroleum Corp.
03/15/2021	4.850%	571,000	591,590
Apache Corp.
01/15/2037	6.000%	112,000	122,247
04/15/2043	4.750%	268,000	252,030
Cimarex Energy Co.
05/15/2027	3.900%	488,000	486,034
03/15/2029	4.375%	1,861,000	1,914,615
Devon Energy Corp.
07/15/2041	5.600%	1,039,000	1,146,838
Encana Corp.
11/01/2031	7.375%	695,000	874,097
08/15/2037	6.625%	589,000	696,590
EnCana Corp.
02/01/2038	6.500%	982,000	1,163,665
EOG Resources, Inc.
03/15/2023	2.625%	1,992,000	1,977,528
EQT Corp.
10/01/2027	3.900%	302,000	282,083
Marathon Oil Corp.
10/01/2037	6.600%	150,000	177,173
Murphy Oil Corp.(j)
12/01/2042	5.875%	1,033,000	919,872
Newfield Exploration Co.
01/01/2026	5.375%	2,084,000	2,247,767
Noble Energy, Inc.
03/01/2041	6.000%	400,000	442,082

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
02/15/2027	3.000%	333,000	331,459
03/15/2048	4.200%	500,000	523,858
Total			14,806,373
Integrated Energy 0.5%
BG Energy Capital PLC(a)
10/15/2041	5.125%	200,000	226,188
BP Capital Markets America, Inc.
04/14/2024	3.224%	1,500,000	1,518,911
09/21/2025	3.796%	1,912,000	1,980,098
02/11/2026	3.410%	2,308,000	2,350,511
09/21/2028	3.937%	4,424,000	4,635,441
BP Capital Markets PLC
02/10/2024	3.814%	1,621,000	1,685,060
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	99,932
04/15/2027	4.250%	300,000	295,507
11/15/2039	6.750%	495,000	550,903
ENI SpA(a)
09/12/2023	4.000%	510,000	520,823
Husky Energy, Inc.
04/15/2022	3.950%	750,000	767,309
Petro-Canada
05/15/2035	5.950%	250,000	293,341
Shell International Finance BV
11/13/2023	3.500%	1,066,000	1,102,280
05/11/2025	3.250%	1,354,000	1,379,091
05/11/2035	4.125%	200,000	212,760
Total Capital International SA
01/25/2023	2.700%	500,000	499,964
04/10/2024	3.750%	350,000	364,655
Total			18,482,774
Life Insurance 0.8%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	515,698
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	770,186
American International Group, Inc.
07/10/2025	3.750%	1,561,000	1,563,771
04/01/2028	4.200%	1,089,000	1,103,749
05/01/2036	6.250%	585,000	670,988
07/16/2044	4.500%	546,000	522,690
01/15/2055	4.375%	490,000	438,007
Athene Global Funding(a)
04/20/2020	2.750%	703,000	702,393
01/25/2022	4.000%	221,000	226,377
07/01/2022	3.000%	405,000	403,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Athene Holding Ltd.
01/12/2028	4.125%	460,000	441,555
Brighthouse Financial, Inc.
06/22/2027	3.700%	655,000	592,748
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,035,852
Great-West Lifeco Finance Delaware LP(a)
06/03/2047	4.150%	500,000	498,893
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	219,581
Harborwalk Funding Trust, Subordinated(a),(j)
02/15/2069	5.077%	800,000	840,138
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	289,333
04/29/2026	3.050%	1,073,000	1,051,113
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	290,359
Lincoln National Corp.
04/07/2036	6.150%	24,000	28,656
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	1,400,000	1,361,193
MetLife, Inc.
09/15/2023	4.368%	600,000	639,932
11/13/2043	4.875%	490,000	546,300
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	800,000	823,818
09/19/2027	3.000%	500,000	489,167
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	399,443
Protective Life Global Funding(a)
09/14/2021	1.999%	600,000	586,060
Prudential Financial, Inc.
05/15/2044	4.600%	314,000	335,132
02/25/2050	4.350%	2,614,000	2,705,869
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,596,675
Reliance Standard Life Global Funding II(a)
01/20/2021	3.050%	522,000	522,057
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	503,387
05/15/2047	4.270%	300,000	308,415

126	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Torchmark Corp.
09/15/2028	4.550%	2,292,000	2,418,491
Voya Financial, Inc.
07/15/2024	3.125%	559,000	551,552
Total			26,992,734
Media and Entertainment 0.3%
CBS Corp.
08/15/2024	3.700%	1,019,000	1,034,674
Discovery Communications LLC
03/20/2028	3.950%	1,146,000	1,114,289
06/01/2040	6.350%	490,000	540,182
09/20/2047	5.200%	1,171,000	1,138,616
Fox Corp.(a)
01/25/2024	4.030%	666,000	690,901
01/25/2029	4.709%	831,000	888,743
01/25/2049	5.576%	713,000	804,762
Grupo Televisa SAB
01/31/2046	6.125%	356,000	405,262
Time Warner, Inc.
10/15/2041	5.375%	503,000	534,002
Viacom, Inc.
04/01/2024	3.875%	352,000	358,549
03/15/2043	4.375%	269,000	241,919
09/01/2043	5.850%	529,000	575,642
Walt Disney Co. (The)(a)
07/15/2024	9.500%	407,000	533,625
04/30/2028	7.300%	350,000	456,168
10/15/2045	4.950%	530,000	630,575
Walt Disney Co. (The)
06/01/2044	4.125%	320,000	340,532
Warner Media LLC
02/15/2027	3.800%	511,000	508,229
12/15/2043	5.350%	314,000	331,756
Total			11,128,426
Metals and Mining 0.3%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	242,655
09/11/2027	4.000%	400,000	387,286
Barrick Gold Corp.
10/15/2035	6.450%	780,000	924,241
Barrick North America Finance LLC
05/30/2041	5.700%	760,000	867,088
05/01/2043	5.750%	487,000	564,096
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,632,358
09/30/2043	5.000%	497,000	584,069
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,256,488
Southern Copper Corp.
04/23/2025	3.875%	726,000	734,107
07/27/2035	7.500%	68,000	85,667
04/16/2040	6.750%	312,000	375,681
04/23/2045	5.875%	828,000	930,217
Teck Resources Ltd.
07/15/2041	6.250%	1,163,000	1,242,386
Vale Canada Ltd.
09/15/2032	7.200%	800,000	872,452
Vale Overseas Ltd.
11/21/2036	6.875%	504,000	576,503
Total			11,275,294
Midstream 1.0%
Andeavor Logistics LP/Tesoro Finance Corp.
01/15/2025	5.250%	253,000	262,336
Andeavor Logistics LP/Tesoro Logistics Financial Corp.
12/01/2022	3.500%	728,000	735,937
12/01/2047	5.200%	908,000	907,341
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	576,392
Buckeye Partners LP
07/01/2023	4.150%	348,000	355,344
11/15/2043	5.850%	770,000	765,057
Dominion Energy Gas Holdings LLC
11/01/2043	4.800%	78,000	83,547
Enbridge Energy Partners LP
10/15/2045	7.375%	354,000	492,065
Enbridge, Inc.
07/15/2022	2.900%	1,352,000	1,346,432
06/10/2044	4.500%	500,000	503,044
Enbridge, Inc.(j)
Subordinated
03/01/2078	6.250%	350,000	348,369
Energy Transfer Operating LP
06/01/2027	5.500%	1,286,000	1,394,456
04/15/2029	5.250%	1,512,000	1,620,380
04/15/2049	6.250%	1,314,000	1,470,911
Energy Transfer Partners LP
02/01/2024	4.900%	652,000	688,253
03/15/2025	4.050%	946,000	959,483
01/15/2026	4.750%	449,000	468,775
06/01/2041	6.050%	1,279,000	1,360,820
02/01/2042	6.500%	343,000	384,574
12/15/2045	6.125%	789,000	850,499
EnLink Midstream Partners LP
04/01/2019	2.700%	300,000	299,971

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	127

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
02/15/2025	3.750%	638,000	658,568
03/01/2033	6.875%	250,000	315,855
10/15/2034	6.650%	1,000,000	1,250,719
04/15/2038	7.550%	600,000	807,022
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	711,387
03/01/2044	5.500%	458,000	489,938
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	1,944,000	2,011,169
Kinder Morgan, Inc.
03/01/2028	4.300%	900,000	930,197
06/01/2045	5.550%	864,000	943,422
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	747,990
12/01/2042	4.200%	404,000	372,640
MPLX LP
03/01/2027	4.125%	762,000	767,481
03/15/2028	4.000%	280,000	278,249
04/15/2038	4.500%	764,000	725,736
04/15/2048	4.700%	293,000	279,824
02/15/2049	5.500%	849,000	906,482
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,448,656
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	167,911
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	221,000	211,365
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	475,984
Sunoco Logistics Partners Operations LP
12/01/2025	5.950%	250,000	277,903
02/15/2040	6.850%	652,000	737,865
TC PipeLines LP
05/25/2027	3.900%	247,000	243,618
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	650,817
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	595,145
Western Gas Partners LP
07/01/2022	4.000%	352,000	357,104
04/01/2044	5.450%	260,000	247,663
Williams Companies, Inc. (The)
01/15/2023	3.700%	480,000	488,195
06/24/2024	4.550%	781,000	821,914
01/15/2025	3.900%	217,000	221,498
06/24/2044	5.750%	391,000	428,671
03/01/2048	4.850%	320,000	319,559
Total			35,764,533
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.1%
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	367,947
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	404,744
NiSource Finance Corp.
02/01/2042	5.800%	381,000	437,316
NiSource, Inc.
02/15/2023	3.850%	237,000	242,173
Sempra Energy
02/01/2023	2.900%	562,000	552,999
02/01/2028	3.400%	362,000	348,956
02/01/2048	4.000%	1,346,000	1,233,535
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	195,213
06/15/2026	3.250%	169,000	164,757
10/01/2046	3.950%	247,000	231,736
Total			4,179,376
Office REIT 0.3%
Boston Properties LP
02/01/2024	3.800%	378,000	387,984
12/01/2028	4.500%	1,630,000	1,731,270
Equity Commonwealth
09/15/2020	5.875%	1,600,000	1,637,184
Government Properties Income Trust
08/15/2019	3.750%	2,050,000	2,052,761
07/15/2022	4.000%	471,000	469,849
Office Properties Income Trust
02/01/2022	4.150%	2,095,000	2,106,221
Select Income REIT
02/01/2020	3.600%	600,000	600,754
Total			8,986,023
Oil Field Services 0.2%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	314,382
Halliburton Co.
11/15/2035	4.850%	497,000	520,991
09/15/2039	7.450%	240,000	321,826
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	1,270,000	1,267,422
Schlumberger Holdings Corp.(a)
12/21/2022	3.625%	995,000	1,021,023
05/01/2024	3.750%	184,000	187,936
12/21/2025	4.000%	1,758,000	1,810,508
Total			5,444,088

128	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	329,696
ORIX Corp.
07/18/2022	2.900%	252,000	251,904
01/16/2024	4.050%	300,000	310,688
Total			892,288
Other Industry 0.0%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	325,650
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	989,027
Total			1,314,677
Other REIT 0.1%
Digital Realty Trust LP
08/15/2027	3.700%	231,000	228,293
Duke Realty LP
06/30/2026	3.250%	203,000	199,949
EPR Properties
06/01/2027	4.500%	393,000	395,890
04/15/2028	4.950%	250,000	259,807
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	888,900
Liberty Property LP
10/01/2026	3.250%	279,000	270,618
Public Storage
09/15/2027	3.094%	1,375,000	1,344,713
Total			3,588,170
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	400,862
12/01/2046	4.000%	431,000	433,713
Total			834,575
Packaging 0.0%
Avery Dennison Corp.
12/06/2028	4.875%	437,000	467,542
Paper 0.1%
International Paper Co.
11/15/2039	7.300%	500,000	630,051
08/15/2048	4.350%	543,000	507,653
Suzano Austria GmbH(a)
01/15/2029	6.000%	405,000	430,865
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WRKCo, Inc.
03/15/2025	3.750%	350,000	351,623
Total			1,920,192
Pharmaceuticals 0.8%
AbbVie, Inc.
05/14/2020	2.500%	2,423,000	2,416,267
11/14/2028	4.250%	1,770,000	1,806,490
11/14/2048	4.875%	1,000,000	982,278
Amgen, Inc.
10/01/2041	4.950%	200,000	211,060
05/01/2045	4.400%	500,000	489,868
AstraZeneca PLC
09/15/2037	6.450%	290,000	366,519
Bayer US Finance II LLC(a)
07/15/2064	4.700%	300,000	250,478
Celgene Corp.
02/19/2021	2.875%	629,000	628,552
02/15/2023	2.750%	2,268,000	2,243,256
02/20/2028	3.900%	657,000	669,970
Eli Lilly & Co.
03/15/2059	4.150%	460,000	473,054
Gilead Sciences, Inc.
04/01/2024	3.700%	750,000	774,601
09/01/2035	4.600%	590,000	619,361
09/01/2036	4.000%	286,000	280,586
Merck & Co., Inc.
03/07/2029	3.400%	1,131,000	1,160,420
03/07/2039	3.900%	800,000	823,236
03/07/2049	4.000%	1,066,000	1,107,011
Mylan NV
06/15/2026	3.950%	200,000	191,354
Pfizer, Inc.
03/11/2022	2.800%	1,898,000	1,914,664
03/15/2024	2.950%	1,582,000	1,601,840
03/15/2029	3.450%	1,392,000	1,428,271
09/15/2038	4.100%	360,000	378,028
03/15/2039	3.900%	900,000	922,946
09/15/2048	4.200%	1,548,000	1,650,680
Sanofi
06/19/2023	3.375%	1,745,000	1,792,085
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	612,000	603,957
09/23/2026	3.200%	1,480,000	1,431,166
Total			27,217,998
Property & Casualty 0.3%
American Financial Group, Inc.
08/15/2026	3.500%	555,000	538,671

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	129

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Assurant, Inc.
09/27/2023	4.200%	545,000	554,685
Berkshire Hathaway Finance Corp.
01/15/2040	5.750%	385,000	477,234
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	767,519
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,221,850
CNA Financial Corp.
08/15/2027	3.450%	500,000	486,492
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	322,056
04/15/2043	4.300%	430,000	429,211
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	141,000	146,035
02/01/2029	4.569%	1,769,000	1,839,762
03/15/2034	7.000%	400,000	494,271
03/15/2035	6.500%	300,000	353,497
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	613,000
Progressive Corp. (The)(j)
12/31/2049	5.375%	320,000	317,983
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	777,521
Willis North America, Inc.
09/15/2028	4.500%	1,980,000	2,056,982
Total			11,396,769
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	705,604
05/01/2040	5.750%	790,000	980,527
04/01/2044	4.900%	361,000	412,937
Canadian Pacific Railway Co.
09/15/2115	6.125%	450,000	553,798
CSX Corp.
06/01/2021	4.250%	215,000	220,539
03/15/2029	4.250%	644,000	684,043
10/01/2036	6.000%	450,000	538,207
11/15/2048	4.750%	458,000	495,146
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	584,814
Union Pacific Corp.
03/01/2022	2.950%	1,808,000	1,820,828
03/01/2024	3.150%	1,391,000	1,410,737
03/01/2029	3.700%	2,101,000	2,157,622
03/01/2049	4.300%	1,704,000	1,757,657
09/15/2067	4.100%	200,000	185,019
Total			12,507,478
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.1%
HollyFrontier Corp.
04/01/2026	5.875%	828,000	885,425
Marathon Petroleum Corp.
09/15/2044	4.750%	689,000	686,178
Phillips 66
03/15/2028	3.900%	285,000	290,424
11/15/2044	4.875%	40,000	43,809
Valero Energy Corp.
04/15/2032	7.500%	260,000	334,053
Total			2,239,889
Restaurants 0.0%
McDonald’s Corp.
12/09/2035	4.700%	283,000	303,526
10/15/2037	6.300%	268,000	331,998
Starbucks Corp.
08/15/2025	3.800%	67,000	69,037
11/15/2048	4.500%	26,000	26,532
Total			731,093
Retail REIT 0.4%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	993,841
DDR Corp.
07/15/2022	4.625%	555,000	568,823
02/01/2025	3.625%	482,000	473,208
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	744,750
12/15/2026	3.600%	618,000	613,854
Realty Income Corp.
07/15/2024	3.875%	642,000	665,256
04/15/2025	3.875%	255,000	263,853
Regency Centers LP
02/01/2027	3.600%	634,000	628,401
03/15/2028	4.125%	432,000	442,685
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,039,380
Simon Property Group LP
01/15/2026	3.300%	386,000	387,747
06/15/2027	3.375%	550,000	553,496
SITE Centers Corp.
02/01/2026	4.250%	284,000	286,034
STORE Capital Corp.
03/15/2028	4.500%	2,454,000	2,473,944
03/15/2029	4.625%	821,000	832,786

130	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tanger Properties LP
12/01/2023	3.875%	851,000	854,455
12/01/2024	3.750%	773,000	760,569
Total			12,583,082
Retailers 0.4%
Alimentation Couche-Tard, Inc.(a)
07/26/2047	4.500%	97,000	91,834
Costco Wholesale Corp.
05/18/2024	2.750%	1,633,000	1,643,703
05/18/2027	3.000%	2,156,000	2,149,970
CVS Pass-Through Trust(a)
10/10/2025	6.204%	176,079	187,087
01/10/2032	7.507%	114,156	135,677
01/10/2034	5.926%	767,028	851,760
01/10/2036	4.704%	678,606	697,752
Dollar General Corp.
05/01/2028	4.125%	365,000	373,498
Home Depot, Inc. (The)
12/06/2048	4.500%	939,000	1,038,935
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	479,334
09/01/2027	3.600%	432,000	428,509
Walgreens Boots Alliance, Inc.
11/18/2034	4.500%	990,000	982,599
Walmart, Inc.
06/26/2025	3.550%	1,657,000	1,721,129
06/26/2028	3.700%	4,326,000	4,552,375
06/29/2048	4.050%	322,000	343,063
Total			15,677,225
Technology 1.4%
Analog Devices, Inc.
12/05/2023	3.125%	244,000	245,771
12/05/2036	4.500%	198,000	194,718
Apple, Inc.
05/11/2024	2.850%	1,486,000	1,493,308
01/13/2025	2.750%	700,000	696,535
05/13/2025	3.200%	385,000	391,873
02/09/2027	3.350%	1,619,000	1,651,735
05/11/2027	3.200%	2,971,000	2,996,961
06/20/2027	3.000%	562,000	559,289
09/12/2027	2.900%	1,244,000	1,228,460
02/23/2036	4.500%	637,000	712,574
05/13/2045	4.375%	589,000	638,593
08/04/2046	3.850%	672,000	680,274
02/09/2047	4.250%	878,000	940,808
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	211,370
01/12/2028	3.875%	376,000	362,565
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,687,000	1,682,764
Broadcom, Inc.(h)
04/15/2026	4.250%	4,004,000	3,974,410
04/15/2029	4.750%	3,602,000	3,584,890
Cisco Systems, Inc.
01/15/2040	5.500%	1,460,000	1,848,067
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	1,068,000	1,149,561
DXC Technology Co.
04/15/2024	4.250%	302,000	306,744
10/15/2029	7.450%	300,000	373,586
Fiserv, Inc.
10/01/2028	4.200%	109,000	112,079
Hewlett Packard Enterprise Co.(j)
10/15/2045	6.350%	948,000	991,567
Intel Corp.
05/19/2046	4.100%	448,000	472,999
12/08/2047	3.734%	266,000	267,631
International Business Machines Corp.
02/19/2046	4.700%	631,000	688,793
Lam Research Corp.
03/15/2026	3.750%	1,036,000	1,054,655
03/15/2029	4.000%	2,456,000	2,505,496
03/15/2049	4.875%	849,000	896,590
Microsoft Corp.
02/06/2027	3.300%	2,173,000	2,229,309
02/12/2035	3.500%	300,000	304,377
11/03/2035	4.200%	462,000	506,276
02/06/2037	4.100%	1,045,000	1,136,428
10/01/2040	4.500%	518,000	587,205
02/06/2047	4.250%	1,064,000	1,187,668
02/12/2055	4.000%	839,000	878,210
11/03/2055	4.750%	582,000	700,063
08/08/2056	3.950%	380,000	395,982
02/06/2057	4.500%	770,000	882,269
NXP BV/Funding LLC(a)
06/01/2023	4.625%	1,382,000	1,437,793
03/01/2024	4.875%	768,000	809,626
03/01/2026	5.350%	652,000	699,666
Oracle Corp.
02/15/2023	2.625%	862,000	860,467
11/15/2024	2.950%	461,000	462,220
07/08/2034	4.300%	1,400,000	1,501,795
05/15/2035	3.900%	1,570,000	1,600,998
11/15/2037	3.800%	471,000	471,768
07/08/2039	6.125%	339,000	435,192
07/15/2040	5.375%	155,000	184,991
QUALCOMM, Inc.
05/20/2035	4.650%	190,000	195,609

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	131

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Instruments, Inc.
03/15/2039	3.875%	946,000	981,226
Total			51,363,804
Tobacco 0.2%
Altria Group, Inc.
02/14/2026	4.400%	676,000	696,007
02/14/2029	4.800%	1,000,000	1,030,412
BAT Capital Corp.
08/14/2020	2.297%	967,000	957,184
08/15/2022	2.764%	1,013,000	995,905
08/15/2037	4.390%	548,000	490,968
08/15/2047	4.540%	734,000	642,003
Reynolds American, Inc.
08/15/2045	5.850%	629,000	645,435
Total			5,457,914
Transportation Services 0.1%
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	306,082
FedEx Corp.
04/01/2046	4.550%	706,000	679,656
10/17/2048	4.950%	1,192,000	1,223,420
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	495,000	502,627
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	341,537
Ryder System, Inc.
09/01/2021	2.250%	700,000	689,750
Total			3,743,072
Wireless 0.1%
America Movil SAB de CV
03/30/2040	6.125%	300,000	374,693
American Tower Corp.
10/15/2026	3.375%	425,000	415,916
Crown Castle International Corp.
03/01/2027	4.000%	236,000	240,198
02/15/2049	5.200%	722,000	759,765
Vodafone Group PLC
01/16/2024	3.750%	1,215,000	1,226,412
05/30/2025	4.125%	400,000	407,976
05/30/2038	5.000%	565,000	560,873
05/30/2048	5.250%	400,000	399,221
Total			4,385,054
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.9%
AT&T, Inc.
01/15/2025	3.950%	843,000	860,280
05/15/2025	3.400%	1,281,000	1,270,620
03/01/2029	4.350%	1,936,000	1,977,401
02/15/2030	4.300%	1,979,000	2,002,237
05/15/2035	4.500%	695,000	683,387
03/01/2037	5.250%	378,000	397,673
08/15/2037	4.900%	842,000	850,717
03/01/2039	4.850%	1,251,000	1,258,368
08/15/2040	6.000%	875,000	980,910
09/01/2040	5.350%	2,321,000	2,436,829
03/01/2041	6.375%	425,000	497,613
05/15/2046	4.750%	315,000	307,751
03/01/2047	5.450%	455,000	485,826
02/15/2050	5.150%	1,999,000	2,043,808
British Telecommunications PLC(j)
12/15/2030	9.125%	350,000	501,077
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	397,189
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,129,668
Telefonica Emisiones SAU
04/27/2020	5.134%	1,021,000	1,044,755
02/16/2021	5.462%	120,000	125,519
Verizon Communications, Inc.
02/15/2025	3.376%	75,000	76,020
09/21/2028	4.329%	1,730,000	1,830,401
02/08/2029	3.875%	235,000	241,118
11/01/2034	4.400%	4,865,000	5,068,021
01/15/2036	4.272%	1,152,000	1,165,421
03/16/2037	5.250%	457,000	514,781
08/15/2046	4.125%	1,855,000	1,798,853
03/16/2047	5.500%	930,000	1,081,483
09/15/2048	4.522%	632,000	648,157
03/15/2055	4.672%	320,000	326,263
Verizon Communications, Inc.(a)
12/03/2029	4.016%	1,149,000	1,186,455
Total			33,188,601
Total Corporate Bonds & Notes (Cost $797,104,756)			813,052,689

Foreign Government Obligations(k) 1.0%

Australia 0.0%
Westpac Banking Corp.(a)
03/03/2020	2.000%	405,000	402,664
Canada 0.1%
Bank of Nova Scotia (The)(a)
09/20/2021	1.875%	300,000	294,856

132	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNOOC Nexen Finance ULC
04/30/2024	4.250%	389,000	406,421
Hydro-Quebec
02/01/2021	9.400%	750,000	838,391
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	826,356
02/01/2029	4.125%	470,000	492,794
Total			2,858,818
China 0.0%
CNOOC Finance Ltd.
05/09/2023	3.000%	1,300,000	1,286,958
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	920,555
09/18/2037	7.375%	150,000	196,215
05/15/2049	5.200%	1,204,000	1,294,388
Ecopetrol SA
01/16/2025	4.125%	300,000	304,374
06/26/2026	5.375%	580,000	625,279
05/28/2045	5.875%	613,000	635,421
Total			3,976,232
France 0.0%
Electricite de France SA(a)
09/21/2038	4.875%	915,000	933,797
09/21/2048	5.000%	545,000	560,014
Total			1,493,811
Indonesia 0.0%
Indonesia Government International Bond
02/11/2024	4.450%	888,000	926,021
Mexico 0.5%
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	185,320
Mexico Government International Bond
01/30/2025	3.600%	757,000	756,843
01/21/2026	4.125%	1,673,000	1,707,564
04/22/2029	4.500%	3,051,000	3,154,877
03/08/2044	4.750%	1,090,000	1,071,087
01/15/2047	4.350%	479,000	448,425
02/10/2048	4.600%	1,900,000	1,835,862
10/12/2110	5.750%	458,000	469,322
Petroleos Mexicanos
02/04/2021	6.375%	504,000	521,532
03/13/2027	6.500%	2,500,000	2,510,533
02/12/2028	5.350%	141,000	130,798
06/15/2035	6.625%	550,000	520,923
09/21/2047	6.750%	1,215,000	1,114,509
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/12/2048	6.350%	2,613,000	2,303,388
Total			16,730,983
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	512,212
Panama 0.0%
Panama Government International Bond
04/16/2050	4.500%	275,000	287,391
Paraguay 0.1%
Paraguay Government International Bond(a)
03/30/2050	5.400%	1,543,000	1,619,334
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	126,195
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2024	3.375%	3,188,000	3,220,001
03/14/2049	4.817%	958,000	1,009,734
Total			4,229,735
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	390,911
South Korea 0.1%
South Korea International Bond
09/20/2028	3.500%	1,125,000	1,172,596
09/20/2048	3.875%	545,000	581,054
Total			1,753,650
Total Foreign Government Obligations (Cost $35,767,040)			36,594,915

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,111,990	1,103,201
01/15/2029	2.500%	1,172,250	1,389,086
Total			2,492,287
Total Inflation-Indexed Bonds (Cost $2,448,393)			2,492,287

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	542,884
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,385,000	2,093,525
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,328,345
Total			4,421,870
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,889,353
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,890,000	2,117,423
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,080,532
Total			3,197,955
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	517,430
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	426,874
Series 2010
11/01/2040	7.600%	420,000	652,046
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	275,000	270,220
Total			1,349,140
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,732,172
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	473,143
Total Municipal Bonds (Cost $12,407,307)			14,123,947

Residential Mortgage-Backed Securities - Agency(l) 24.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,504,125	1,648,590
12/01/2032- 11/01/2048	4.000%	43,611,129	45,099,987
03/01/2033	3.000%	1,582,947	1,609,249
06/01/2035- 04/01/2036	5.500%	207,680	224,775
09/01/2037	6.000%	1,169,496	1,288,712
06/01/2046- 11/01/2048	3.500%	15,719,564	16,016,082
05/01/2048- 12/01/2048	5.000%	7,650,581	8,185,308
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	10,020,266	10,008,294
CMO Series 2127 Class PG
02/15/2029	6.250%	256,769	274,397
CMO Series 2165 Class PE
06/15/2029	6.000%	93,737	102,508
CMO Series 2326 Class ZQ
06/15/2031	6.500%	483,794	531,962
CMO Series 2399 Class TH
01/15/2032	6.500%	222,094	248,310
CMO Series 2517 Class Z
10/15/2032	5.500%	195,049	204,406

134	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2557 Class HL
01/15/2033	5.300%	401,576	439,705
CMO Series 262 Class 35
07/15/2042	3.500%	5,502,038	5,646,737
CMO Series 2752 Class EZ
02/15/2034	5.500%	1,088,324	1,208,756
CMO Series 2764 Class ZG
03/15/2034	5.500%	668,572	732,898
CMO Series 2953 Class PG
03/15/2035	5.500%	3,763,346	4,168,738
CMO Series 2986 Class CH
06/15/2025	5.000%	457,864	475,463
CMO Series 2989 Class TG
06/15/2025	5.000%	356,211	367,065
CMO Series 299 Class 300
01/15/2043	3.000%	959,998	958,439
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,233,248	1,375,511
CMO Series 3101 Class UZ
01/15/2036	6.000%	373,406	415,533
CMO Series 3123 Class AZ
03/15/2036	6.000%	478,273	529,511
CMO Series 3143 Class BC
02/15/2036	5.500%	476,712	527,019
CMO Series 3164 Class MG
06/15/2036	6.000%	202,833	220,761
CMO Series 3195 Class PD
07/15/2036	6.500%	348,570	387,554
CMO Series 3200 Class AY
08/15/2036	5.500%	322,086	354,747
CMO Series 3213 Class JE
09/15/2036	6.000%	575,431	636,624
CMO Series 3229 Class HE
10/15/2026	5.000%	835,943	875,901
CMO Series 3402 Class NC
12/15/2022	5.000%	158,202	162,242
CMO Series 3423 Class PB
03/15/2038	5.500%	1,030,733	1,137,100
CMO Series 3453 Class B
05/15/2038	5.500%	51,274	54,839
CMO Series 3461 Class Z
06/15/2038	6.000%	1,913,912	2,087,612
CMO Series 3501 Class CB
01/15/2039	5.500%	460,252	505,629
CMO Series 356 Class 300
09/15/2047	3.000%	1,323,509	1,319,397
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 360 Class 300
11/15/2047	3.000%	2,984,957	2,976,496
CMO Series 3684 Class CY
06/15/2025	4.500%	2,000,000	2,080,120
CMO Series 3704 Class CT
12/15/2036	7.000%	688,308	790,636
CMO Series 3704 Class DT
11/15/2036	7.500%	631,188	729,694
CMO Series 3704 Class ET
12/15/2036	7.500%	464,531	549,137
CMO Series 3707 Class B
08/15/2025	4.500%	1,392,700	1,456,749
CMO Series 3819 Class ZQ
04/15/2036	6.000%	724,223	816,062
CMO Series 3827 Class BM
08/15/2039	5.500%	244,299	251,253
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,162,404
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,045,923
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	934,077
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,162,510
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,980,133
CMO Series 4705 Class A
09/15/2042	4.500%	2,218,093	2,337,417
CMO Series 4763 Class CA
09/15/2038	3.000%	558,468	566,898
CMO Series 4767 Class KA
03/15/2048	3.000%	2,558,999	2,587,079
CMO Series 4786 Class DP
07/15/2042	4.500%	1,474,490	1,526,767
CMO Series 4787 Class AK
05/15/2048	3.000%	4,280,266	4,225,537
CMO Series 4796 Class AK
05/15/2048	3.000%	5,516,096	5,445,565
CMO Series 4802 Class A
06/15/2048	3.000%	5,196,153	5,144,556
CMO Series R006 Class ZA
04/15/2036	6.000%	550,805	621,119
CMO Series R007 Class ZA
05/15/2036	6.000%	1,061,278	1,193,217
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	206,554	205,850

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	135

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class 300
03/15/2044	3.000%	3,710,785	3,700,939
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.123% 07/01/2036	4.466%	88,937	93,474
12-month USD LIBOR + 1.835% Cap 9.008% 07/01/2040	4.576%	324,838	339,716
12-month USD LIBOR + 1.640% Floor 1.640%, Cap 8.859% 07/01/2048	3.859%	786,374	812,038
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	9.930%	158,550	178,382
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	536,091	552,481
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	2.984%	815,360	819,753
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	2.909%	1,043,251	1,041,579
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/15/2039	2.934%	799,679	801,170
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	3.367%	754,965	762,934
Federal Home Loan Mortgage Corp.(h)
04/10/2049	4.000%	3,400,000	3,499,809
Federal Home Loan Mortgage Corp.(m)
CMO Series 2967 Class EA
04/15/2020	0.000%	12,414	12,199
CMO Series 3077 Class TO
04/15/2035	0.000%	149,741	137,987
CMO Series 3100 Class
01/15/2036	0.000%	225,457	198,184
CMO Series 3117 Class OG
02/15/2036	0.000%	128,702	116,324
CMO Series 3181 Class OH
07/15/2036	0.000%	434,315	369,128
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3316 Class JO
05/15/2037	0.000%	17,195	15,368
CMO Series 3607 Class TO
10/15/2039	0.000%	315,180	269,010
CMO STRIPS Series 197 Class
04/01/2028	0.000%	184,179	167,378
CMO STRIPS Series 310 Class
09/15/2043	0.000%	2,194,691	1,771,198
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	3.886%	2,614,189	370,646
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	3.516%	91,639	9,455
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	3.566%	152,370	17,390
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	3.616%	87,547	4,771
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	3.766%	403,951	50,308
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	3.516%	684,845	96,835
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	3.516%	787,423	98,774
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	5.216%	431,512	78,557

136	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class CU
11/15/2021	7.029%	61,001	61,828
CMO Series 3688 Class GT
11/15/2046	7.355%	479,419	553,605
CMO Series 4272 Class W
04/15/2040	5.661%	2,389,828	2,581,090
Federal Home Loan Mortgage Corp.(g)
CMO Series 3688 Class NI
04/15/2032	5.000%	116,502	1,365
CMO Series 3714 Class IP
08/15/2040	5.000%	730,114	115,309
CMO Series 3760 Class GI
10/15/2037	4.000%	18,346	36
CMO Series 3800 Class AI
11/15/2029	4.000%	474,846	20,956
Federal Home Loan Mortgage Corp.(d),(g)
CMO Series 3802 Class LS
01/15/2040	1.483%	949,649	39,809
Federal Home Loan Mortgage Corp.(c),(e)
CMO Series 4874 Class AT
09/15/2048	3.000%	25,000,000	24,752,500
Federal National Mortgage Association
10/01/2019- 02/01/2049	5.000%	52,319,062	56,871,927
04/01/2020- 03/01/2049	4.000%	24,493,865	25,431,069
05/01/2022	7.500%	27,190	27,306
01/01/2023- 11/01/2048	6.000%	1,163,236	1,243,695
02/01/2024- 10/01/2038	6.500%	2,779,839	3,136,418
05/01/2033- 09/01/2052	3.500%	92,845,351	94,812,851
11/01/2033- 04/01/2036	5.500%	303,615	325,444
05/01/2034- 04/01/2049	4.500%	51,338,480	54,465,833
11/01/2037- 01/01/2039	7.000%	743,736	879,890
01/01/2043- 11/01/2046	3.000%	3,991,908	4,011,590
CMO Series 1999-7 Class AB
03/25/2029	6.000%	190,740	207,994
CMO Series 2001-60 Class PX
11/25/2031	6.000%	267,215	295,579
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	973,399	1,060,334
CMO Series 2002-78 Class Z
12/25/2032	5.500%	326,701	358,934
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	4,182,237	4,552,364
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,375,417	1,484,718
CMO Series 2004-65 Class LT
08/25/2024	4.500%	204,323	208,650
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	2,941,565	3,212,216
CMO Series 2005-121 Class DX
01/25/2026	5.500%	463,563	483,180
CMO Series 2006-105 Class ME
11/25/2036	5.500%	844,270	928,007
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	1,109,242	1,206,741
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	253,024	286,481
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	262,742	284,943
CMO Series 2007-116 Class PB
08/25/2035	5.500%	274,125	302,326
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	361,191	386,747
CMO Series 2007-42 Class B
05/25/2037	6.000%	304,187	334,511
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	593,987	659,991
CMO Series 2008-80 Class GP
09/25/2038	6.250%	46,338	51,143
CMO Series 2009-59 Class HB
08/25/2039	5.000%	599,905	645,854
CMO Series 2009-60 Class HT
08/25/2039	6.000%	543,606	606,456
CMO Series 2009-79 Class UA
03/25/2038	7.000%	59,500	67,234
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,242,390	1,393,228
CMO Series 2010-111 Class AM
10/25/2040	5.500%	2,404,105	2,710,835
CMO Series 2010-148 Class MA
02/25/2039	4.000%	134,778	136,415
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,342,065
CMO Series 2010-83 Class DN
12/25/2020	4.500%	586,776	588,084
CMO Series 2011-118 Class MT
11/25/2041	7.000%	905,222	1,036,301

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	137

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-118 Class NT
11/25/2041	7.000%	1,047,103	1,199,886
CMO Series 2011-31 Class DB
04/25/2031	3.500%	4,000,000	4,139,909
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	405,920	453,656
CMO Series 2011-44 Class EB
05/25/2026	3.000%	2,724,706	2,744,290
CMO Series 2011-46 Class B
05/25/2026	3.000%	5,733,282	5,781,255
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,925,903	2,134,208
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	2,995,729
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	2,953,360
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,016,396
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,500,000	2,472,090
CMO Series 2013-30 Class CA
04/25/2043	1.500%	575,017	550,616
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	922,910
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,467,680
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,544,571
CMO Series 2014-40 Class EP
10/25/2042	3.500%	59,170	61,071
CMO Series 2017-13 Class PA
08/25/2046	3.000%	74,702	75,520
CMO Series 2018-12 Class P
03/25/2046	3.000%	1,847,493	1,847,461
CMO Series 2018-14 Class KC
03/25/2048	3.000%	165,691	169,320
CMO Series 2018-15 Class AB
03/25/2048	3.000%	89,467	88,914
CMO Series 2018-38 Class LA
06/25/2048	3.000%	5,088,927	5,085,145
CMO Series 2018-4 Class HC
12/25/2047	2.500%	1,387,996	1,368,366
CMO Series 2018-43 Class CT
06/25/2048	3.000%	5,186,444	5,182,535
CMO Series 2018-45 Class GA
06/25/2048	3.000%	727,726	720,579
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-50 Class BA
07/25/2048	3.000%	713,895	702,410
CMO Series 2018-56 Class CH
08/25/2048	3.000%	2,539,471	2,513,494
CMO Series 2018-57 Class PT
08/25/2048	3.000%	1,947,343	1,946,162
CMO Series 2018-59 Class DA
08/25/2048	3.000%	353,147	348,153
CMO Series 2018-63 Class DA
09/25/2048	3.500%	1,564,010	1,599,390
CMO Series 2018-8 Class KL
03/25/2047	2.500%	2,049,585	2,010,333
CMO Series 2019-8 Class GA
03/25/2049	3.000%	10,318,171	10,197,476
CMO Series G94-8 Class K
07/17/2024	8.000%	160,215	175,107
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	425,665	436,662
Series 2012-M5 Class A2
02/25/2022	2.715%	1,954,371	1,955,978
Series 2013-M9 Class A2
01/25/2023	2.389%	2,186,250	2,166,114
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Cap 11.307% 03/01/2036	5.237%	328,033	350,070
12-month USD LIBOR + 1.620% Cap 8.139% 03/01/2047	3.132%	114,074	115,593
12-month USD LIBOR + 1.598% Floor 1.825%, Cap 7.965% 08/01/2047	2.953%	1,080,494	1,091,937
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.750% 07/01/2048	3.724%	1,320,486	1,353,387
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.730% 08/01/2048	3.725%	1,480,692	1,524,337
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.750% 08/01/2048	3.752%	738,077	760,332
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.831% 09/01/2048	3.829%	4,893,805	5,054,936
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.850% 10/01/2048	3.855%	1,159,809	1,198,693
12-month USD LIBOR + 1.611% Floor 1.847%, Cap 8.674% 12/01/2048	3.672%	1,308,485	1,341,558

138	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-130 Class CS
-2.0 x 1-month USD LIBOR + 14.100% Cap 14.100% 12/25/2033	9.129%	24,057	24,694
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	2.886%	228,556	226,202
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	14.258%	87,399	117,057
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	2.706%	450,393	448,559
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	2.736%	298,804	286,239
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	5.995%	79,171	86,204
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	9.382%	506,615	621,589
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	7.689%	418,112	492,431
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	3.036%	264,067	266,432
Federal National Mortgage Association(n)
09/01/2047- 09/01/2048	4.000%	29,756,465	30,673,797
05/01/2048	4.500%	980,305	1,034,407
Federal National Mortgage Association(c),(e),(n)
03/20/2049	4.500%	2,357,000	2,522,772
Federal National Mortgage Association(h)
04/10/2049	3.500%	19,800,000	20,068,371
04/10/2049	4.000%	19,300,000	19,852,021
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	6.015%	61,802	6,649
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	4.165%	227,148	32,813
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	4.115%	1,068,804	169,547
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	4.035%	378,320	38,714
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	4.215%	1,104,801	199,067
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	4.165%	567,673	47,462
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	3.865%	575,175	65,657
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	4.135%	185,400	22,238
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	3.915%	1,021,352	146,663
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	4.045%	359,150	53,453

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	139

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	3.765%	334,472	48,467
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	4.165%	134,612	15,141
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	3.515%	620,395	58,643
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	4.265%	437,568	64,954
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	1.955%	1,683,511	107,672
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	4.045%	2,006,722	382,696
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	3.935%	198,248	23,475
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	3.915%	171,544	24,260
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	2.515%	1,305,444	143,513
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.400%	615,295	647,736
CMO Series 2010-61 Class WA
06/25/2040	5.983%	155,586	172,521
CMO Series 2011-2 Class WA
02/25/2051	5.826%	177,008	189,879
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-43 Class WA
05/25/2051	5.709%	286,267	313,465
Federal National Mortgage Association(m)
CMO Series 2006-113 Class
07/25/2036	0.000%	37,625	36,550
CMO Series 2006-15 Class OP
03/25/2036	0.000%	184,475	159,906
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	301,309	250,542
CMO Series 2009-86 Class BO
03/25/2037	0.000%	102,106	92,583
CMO Series 2013-101 Class DO
10/25/2043	0.000%	2,366,677	1,877,730
CMO Series 2013-128 Class
12/25/2043	0.000%	1,651,968	1,361,855
CMO Series 2013-92 Class
09/25/2043	0.000%	1,716,755	1,399,457
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	132,760	123,025
Federal National Mortgage Association(g)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	31,644	826
CMO Series 2009-86 Class IP
10/25/2039	5.500%	146,378	25,771
CMO Series 2010-155 Class KI
01/25/2021	3.000%	266,995	5,659
Federal National Mortgage Association(d),(g)
CMO Series 2011-30 Class LS
04/25/2041	1.456%	715,560	38,718
Government National Mortgage Association
09/20/2038	7.000%	91,498	106,581
08/20/2039	6.000%	424,087	468,483
05/20/2045- 04/20/2048	4.000%	4,378,242	4,530,308
09/20/2045- 01/20/2048	3.500%	21,390,717	21,900,212
08/15/2047- 03/20/2049	4.500%	13,543,636	14,205,037
03/20/2048- 03/20/2049	5.000%	83,499,696	87,618,801
04/20/2063	4.444%	1,396,371	1,419,340
05/20/2063	4.409%	2,047,423	2,077,983
05/20/2063	4.452%	1,964,710	1,993,377
06/20/2063	4.334%	3,295,778	3,347,513
CMO Series 2002-47 Class PG
07/16/2032	6.500%	212,712	212,524
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	709,623	779,030

140	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-26 Class XY
03/20/2035	5.500%	664,644	738,383
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	884,813	949,189
CMO Series 2006-17 Class JN
04/20/2036	6.000%	302,072	331,538
CMO Series 2006-33 Class NA
01/20/2036	5.000%	142,672	145,241
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	969,012	1,073,804
CMO Series 2006-69 Class MB
12/20/2036	5.500%	1,130,813	1,226,002
CMO Series 2008-23 Class PH
03/20/2038	5.000%	975,705	1,035,553
CMO Series 2009-104 Class AB
08/16/2039	7.000%	1,046,715	1,144,614
CMO Series 2010-130 Class CP
10/16/2040	7.000%	542,785	621,342
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	2,272,259	2,247,936
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	1,277,087	1,262,709
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	2,437,230	2,412,296
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	3,569,586	3,514,398
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	2,326,487	2,324,218
CMO Series 2019-20 Class JK
02/20/2049	3.500%	17,453,739	17,941,863
Government National Mortgage Association(h)
05/20/2044- 05/20/2049	4.000%	15,288,000	15,777,598
04/20/2049	5.000%	3,008,000	3,156,604
Government National Mortgage Association(n)
12/20/2047	4.000%	6,002,690	6,200,126
Government National Mortgage Association(c),(h)
05/20/2049	5.000%	1,231,000	1,291,588
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	3.612%	889,706	91,251
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	4.192%	635,071	81,260
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	3.662%	642,717	89,952
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	3.412%	720,178	92,888
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	4.812%	603,138	78,218
CMO Series 2009-102 Class SM
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 06/16/2039	3.918%	178,282	5,363
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	3.512%	1,021,897	148,009
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	3.618%	453,342	45,754
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	3.568%	304,964	34,674
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	3.768%	771,475	100,668
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	3.602%	960,078	97,916

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	141

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	4.212%	1,187,205	170,433
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	4.112%	571,808	87,512
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	14.568%	105,579	136,663
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	3.059%	1,674,443	1,676,584
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	3.209%	75,144	75,328
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	3.159%	67,058	67,183
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	3.059%	55,576	55,613
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	3.089%	706,807	707,174
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	3.024%	1,803,725	1,804,579
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	3.009%	86,256	86,266
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	2.909%	170,805	170,299
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	2.979%	1,736,923	1,735,973
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	2.919%	1,294,481	1,291,807
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	2.989%	2,061,604	2,061,007
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	3.009%	2,497,075	2,497,521
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750% 09/20/2063	3.259%	3,601,970	3,623,374
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700% 09/20/2063	3.209%	3,726,060	3,744,410
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	3.029%	1,563,704	1,565,164
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	3.029%	822,499	823,289
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	3.109%	6,487,753	6,515,176
Government National Mortgage Association(m)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	107,941	92,776
CMO Series 2010-14 Class AO
12/20/2032	0.000%	74,412	72,651
CMO Series 2010-157 Class OP
12/20/2040	0.000%	725,523	611,012
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	775,637	185,409
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.229%	1,370,888	1,388,731
CMO Series 2011-137 Class WA
07/20/2040	5.561%	989,488	1,099,924
CMO Series 2012-141 Class WC
01/20/2042	3.713%	820,729	855,514

142	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-54 Class WA
11/20/2042	4.756%	1,723,988	1,846,957
CMO Series 2013-75 Class WA
06/20/2040	5.177%	541,759	582,859
Total Residential Mortgage-Backed Securities - Agency (Cost $855,079,903)			869,806,202

Residential Mortgage-Backed Securities - Non-Agency 2.3%

Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-2 Class A1
03/25/2049	3.667%	1,239,000	1,238,592
Asset-Backed Funding Certificates Trust(d)
CMO Series 2005-AG1 Class A4
01/25/2034	5.010%	255,135	259,595
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	85,303	89,256
Banc of America Mortgage Trust(d)
CMO Series 2004-C Class 2A2
04/25/2034	4.485%	100,322	101,000
BCAP LLC Trust(a),(d)
CMO Series 2010-RR7 Class 2A1
07/26/2045	4.317%	294,052	295,961
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	4.462%	55,969	56,624
CMO Series 2003-7 Class 6A
10/25/2033	4.548%	292,800	295,871
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 07/25/2034	3.126%	232,650	231,441
CMO Series 2005-2 Class 1A1
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 11.500% 03/25/2035	2.986%	6,860	6,863
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	3.386%	257,186	255,206
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	822,000	821,737
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	4.646%	479,515	487,514
CMO Series 2007-A1 Class 2A1
02/25/2037	4.466%	184,014	189,255
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-A1 Class 7A1
02/25/2037	4.303%	99,248	100,025
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	95,107	94,922
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	202,038	207,955
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	4.346%	289,834	293,049
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A1
03/25/2049	3.705%	1,273,417	1,277,070
CMO Series 2019-2 Class A1
05/25/2049	3.337%	2,297,000	2,296,996
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	221,562	228,478
CMO Series 2004-3 Class A26
04/25/2034	5.500%	111,050	113,565
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	297,072	300,214
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	106,257	109,953
CMO Series 2004-5 Class 3A1
08/25/2019	5.250%	28,307	26,723
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	183,779	187,784
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	223,785	236,412
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	210,620	220,023
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2010-17R Class 1A1
06/26/2036	4.468%	49,195	49,314
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.422%	3,152,000	3,102,106
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	2,872,504	2,806,349
GMAC Mortgage Corp. Loan Trust(d)
CMO Series 2003-AR2 Class 2A4
12/19/2033	4.797%	358,086	360,839

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	143

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	2.836%	720,683	639,549
GSMPS Mortgage Loan Trust(a),(d),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	2.022%	558,529	54,952
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	252,260	259,984
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	2.986%	17,185	16,292
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	4.702%	969,587	991,966
Headlands Residential(a)
CMO Series 2018-RPL1 Class A
06/26/2023	4.250%	3,125,000	3,125,751
Headlands Residential LLC(a),(d)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,669,745
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	3.086%	241,989	238,868
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	133,841	136,476
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 05/25/2036	2.836%	182,277	179,873
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 08/25/2036	2.836%	284,466	279,484
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	4.628%	352,802	361,641
CMO Series 2007-A1 Class 5A5
07/25/2035	4.687%	286,898	296,171
JPMorgan Mortgage Trust(a),(d)
CMO Series 2016-5 Class A1
12/25/2046	2.638%	777,684	769,657
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-5 Class A1
10/26/2048	3.173%	7,004,994	7,000,729
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	4.727%	184,791	189,885
CMO Series 2004-13 Class 3A7
11/21/2034	4.467%	353,098	362,805
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	51,745	52,116
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	180,844	185,740
CMO Series 2004-2 Class A2
08/25/2032	6.500%	284,830	292,924
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.780%, Cap 11.750% 03/25/2028	3.266%	153,264	152,574
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	3.106%	442,414	441,174
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.460%, Cap 11.750% 04/25/2029	2.946%	370,954	365,205
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.750% 01/25/2030	3.508%	108,182	106,256
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	4.308%	271,244	271,449
CMO Series 2004-A4 Class A2
08/25/2034	4.076%	343,155	352,072
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.628%	272,822	291,257
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	155,055	153,033
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 8.000% 12/08/2020	3.041%	534,828	536,184

144	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	71,770	71,698
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	1,190,000	1,195,633
Oportun Funding VII LLC(a)
CMO Series 2017-B Class A
10/10/2023	3.220%	736,000	733,381
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL4 Class A1
09/25/2058	4.826%	2,872,482	2,886,554
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2019	4.750%	24,994	24,831
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	266,923	285,060
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	284,850	296,203
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	4.551%	314,693	320,041
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	6,492,966	6,532,177
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	3.248%	756,391	741,096
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	3.128%	656,460	646,024
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	3.088%	603,729	594,310
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	3.196%	261,105	244,871
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	4.501%	106,133	104,448
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 10/19/2034	3.142%	446,429	440,849
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	2.982%	237,576	234,559
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	409,639	418,375
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	4.396%	524,486	526,368
CMO Series 2003-40A Class 3A2
01/25/2034	4.356%	293,808	294,038
CMO Series 2004-6XS Class A5A
03/25/2034	5.635%	224,930	228,831
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.635%	269,915	274,593
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	4.068%	242,717	243,927
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	246,322	273,447
Vericrest Opportunity Loan Transferee(a),(c),(d)
CMO Series 2018-FT1 Class A1
03/29/2021	5.900%	404,409	399,880
Vericrest Opportunity Loan Transferee LXIV LLC(a)
Series 2017-NP11 Class A1
10/25/2047	3.375%	2,506,505	2,502,944
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1A
08/25/2048	4.213%	1,211,838	1,215,589
Vericrest Opportunity Loan Transferee LXVI(a)
CMO Series 2018-NPL2 Class A1
05/25/2048	4.336%	1,451,487	1,454,738
Vericrest Opportunity Loan Transferee LXVII LLC(a),(d)
CMO Series 2018-NPL3 Class A1
06/25/2048	4.375%	1,812,323	1,815,752
Vericrest Opportunity Loan Transferee LXVIII LLC(a)
CMO Series 2018-NPL4 Class A1A
07/27/2048	4.336%	1,475,842	1,481,272
Vericrest Opportunity Loan Transferee LXX LLC(a),(d)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	1,230,453	1,229,842

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	145

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	3,914,975	3,939,975
Vericrest Opportunity Loan Transferee LXXIV LLC(a)
CMO Series 2018-NP10 Class A1A
11/25/2048	4.581%	3,640,078	3,670,404
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	3,272,550	3,272,548
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	1,080,773	1,088,568
CMO Series 2019-INV1 Class A1
12/25/2059	3.402%	1,517,000	1,516,505
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	4.305%	428,511	432,752
CMO Series 2003-AR5 Class A7
06/25/2033	4.142%	167,405	169,414
CMO Series 2003-AR6 Class A1
06/25/2033	4.229%	194,688	197,298
CMO Series 2003-AR7 Class A7
08/25/2033	4.148%	248,154	255,198
CMO Series 2004-AR3 Class A2
06/25/2034	4.050%	142,285	144,888
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB3 Class 4A
10/25/2019	6.000%	9,004	9,018
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	60,155	60,509
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
CMO Series 2003-MS2 Class 1A1
02/25/2033	5.750%	45,344	45,910
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2003-J Class 2A1
10/25/2033	4.583%	77,583	78,567
CMO Series 2003-L Class 2A1
11/25/2033	4.778%	104,517	104,047
CMO Series 2004-EE Class 2A1
12/25/2034	4.558%	33,256	34,017
CMO Series 2004-G Class A3
06/25/2034	4.420%	45,983	46,650
CMO Series 2004P Class 2A1
09/25/2034	4.637%	455,076	467,677
CMO Series 2004-U Class A1
10/25/2034	4.744%	416,680	419,944
CMO Series 2004-W Class A9
11/25/2034	4.846%	273,739	274,748
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR3 Class 1A1
03/25/2035	2.477%	1,108,694	1,143,160
CMO Series 2005-AR8 Class 2A1
06/25/2035	4.903%	58,944	60,858
CMO Series 2005-AR9 Class 2A1
10/25/2033	4.672%	145,837	148,037
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	245,625	250,296
CMO Series 2005-14 Class 1A1
12/25/2035	5.500%	178,372	185,096
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $82,082,641)			82,841,919

U.S. Government & Agency Obligations 1.7%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,755,590
07/15/2036	5.500%	2,000,000	2,673,102
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	3,750,000	2,699,828
Subordinated
10/09/2019	0.000%	5,055,000	4,989,861
Israel Government AID Bond(i)
11/01/2024	0.000%	10,385,000	8,856,286
08/15/2025	0.000%	2,500,000	2,072,203
11/15/2026	0.000%	1,500,000	1,177,497
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,301,610
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,511,840
Residual Funding Corp.(i)
STRIPS
10/15/2019	0.000%	9,545,000	9,415,026
10/15/2020	0.000%	7,500,000	7,227,592
01/15/2021	0.000%	1,995,000	1,901,748
Resolution Funding Corp.(i)
01/15/2026	0.000%	535,000	443,849
10/15/2027	0.000%	470,000	369,263
Tennessee Valley Authority
04/01/2036	5.880%	2,870,000	3,850,814
09/15/2060	4.625%	835,000	1,051,280
09/15/2065	4.250%	1,423,000	1,681,102

146	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority(i)
STRIPS
11/01/2025	0.000%	8,500,000	7,072,459
06/15/2035	0.000%	750,000	442,547
Total U.S. Government & Agency Obligations (Cost $59,503,228)			60,493,497

U.S. Treasury Obligations 27.0%

U.S. Treasury
06/30/2020	2.500%	1,667,000	1,669,258
07/15/2020	1.500%	5,343,000	5,283,616
09/30/2020	1.375%	16,016,000	15,784,109
09/30/2020	2.750%	6,704,000	6,742,449
10/15/2020	1.625%	34,660,000	34,282,371
10/31/2020	2.875%	1,000,000	1,008,114
11/15/2020	2.625%	2,900,000	2,912,593
11/30/2020	1.625%	9,460,000	9,350,801
01/31/2021	2.125%	19,785,000	19,719,664
02/15/2021	3.625%	6,600,000	6,757,949
02/28/2021	1.125%	3,989,000	3,901,519
02/28/2021	2.500%	10,783,000	10,825,148
03/31/2021	2.250%	3,306,000	3,304,369
04/15/2021	2.375%	10,868,000	10,888,169
05/15/2021	2.625%	13,074,100	13,166,166
05/15/2021	3.125%	7,000,000	7,119,827
05/31/2021	1.375%	5,658,000	5,550,691
05/31/2021	2.000%	2,000,000	1,988,317
07/15/2021	2.625%	25,141,000	25,339,992
10/31/2021	2.000%	1,500,000	1,490,373
11/15/2021	2.000%	7,000,000	6,956,463
01/31/2022	1.500%	1,000,000	979,692
02/15/2022	2.500%	1,266,000	1,275,292
03/15/2022	2.375%	4,917,000	4,938,230
07/31/2022	2.000%	6,000,000	5,955,174
08/31/2022	1.625%	44,353,000	43,463,904
09/30/2022	1.750%	5,000,000	4,918,325
11/15/2022	1.625%	42,174,000	41,283,929
04/30/2023	1.625%	4,957,000	4,838,189
05/15/2023	1.750%	5,474,000	5,368,184
06/30/2023	1.375%	4,000,000	3,860,251
08/15/2023	2.500%	7,350,000	7,428,748
08/15/2023	6.250%	10,579,000	12,327,351
10/31/2023	1.625%	8,000,000	7,786,175
02/29/2024	2.125%	5,136,000	5,106,052
02/29/2024	2.375%	2,431,000	2,447,015
03/31/2024	2.125%	21,039,000	20,922,988
05/15/2024	2.500%	640,000	647,351
06/30/2024	2.000%	565,000	557,622
08/31/2024	1.875%	742,000	727,222
11/15/2024	2.250%	837,000	835,372
04/30/2025	2.875%	525,000	542,117
05/31/2025	2.875%	45,336,000	46,812,847
08/15/2025	2.000%	32,362,000	31,758,878
11/15/2025	2.250%	6,628,000	6,597,175
02/28/2026	2.500%	367,000	371,129
05/15/2026	1.625%	395,000	376,738
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2026	1.500%	284,000	267,858
11/15/2026	2.000%	9,591,000	9,358,159
02/15/2027	2.250%	502,000	498,217
08/15/2027	2.250%	21,807,000	21,599,508
05/15/2028	2.875%	4,432,600	4,604,602
08/15/2028	2.875%	23,556,000	24,476,438
11/15/2028	3.125%	1,444,000	1,531,870
11/15/2028	5.250%	10,000,000	12,415,962
02/15/2029	2.625%	18,428,000	18,767,932
02/15/2031	5.375%	66,900	86,954
02/15/2036	4.500%	5,262,000	6,663,055
05/15/2037	5.000%	500,000	675,844
02/15/2039	3.500%	6,500,000	7,364,858
05/15/2039	4.250%	3,000,000	3,750,734
08/15/2039	4.500%	7,500,000	9,683,792
05/15/2040	4.375%	1,000,000	1,272,101
11/15/2040	4.250%	5,074,000	6,355,552
11/15/2041	3.125%	4,640,000	4,935,824
08/15/2042	2.750%	4,500,000	4,480,764
02/15/2043	3.125%	2,000,000	2,119,157
08/15/2043	3.625%	1,500,000	1,723,382
11/15/2043	3.750%	20,672,000	24,230,553
02/15/2044	3.625%	16,518,000	18,996,448
05/15/2044	3.375%	5,000,000	5,525,193
02/15/2045	2.500%	13,000,000	12,264,666
08/15/2045	2.875%	20,600,000	20,875,111
08/15/2047	2.750%	7,307,000	7,204,694
11/15/2047	2.750%	25,400,000	25,040,534
02/15/2048	3.000%	27,916,000	28,894,750
05/15/2048	3.125%	1,386,000	1,470,089
08/15/2048	3.000%	9,322,000	9,653,484
11/15/2048	3.375%	3,931,000	4,376,264
02/15/2049	3.000%	17,151,000	17,770,364
U.S. Treasury(i)
STRIPS
05/15/2020	0.000%	800,000	778,938
08/15/2020	0.000%	5,795,000	5,609,379
02/15/2021	0.000%	28,185,000	26,982,734
05/15/2021	0.000%	20,965,000	19,960,973
08/15/2021	0.000%	11,045,000	10,452,194
11/15/2021	0.000%	6,245,000	5,881,034
02/15/2022	0.000%	3,790,000	3,549,720
05/15/2022	0.000%	9,005,000	8,387,313
08/15/2022	0.000%	1,700,000	1,573,363
11/15/2022	0.000%	3,750,000	3,451,318
02/15/2023	0.000%	20,665,000	18,914,126
05/15/2023	0.000%	8,680,000	7,897,105
08/15/2023	0.000%	2,320,000	2,098,331
11/15/2023	0.000%	1,300,000	1,169,188
02/15/2024	0.000%	1,350,000	1,206,510
08/15/2024	0.000%	1,000,000	882,969
11/15/2024	0.000%	4,500,000	3,946,289
02/15/2025	0.000%	1,000,000	871,328
05/15/2025	0.000%	2,500,000	2,164,355
02/15/2026	0.000%	500,000	424,004
11/15/2028	0.000%	700,000	549,746
11/15/2029	0.000%	2,600,000	1,985,648

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	147

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2030	0.000%	6,250,000	4,669,922
11/15/2030	0.000%	2,415,000	1,790,590
02/15/2031	0.000%	4,185,000	3,080,716
08/15/2031	0.000%	3,800,000	2,756,633
11/15/2031	0.000%	6,640,000	4,779,763
02/15/2032	0.000%	6,875,000	4,911,865
08/15/2032	0.000%	1,500,000	1,056,152
11/15/2032	0.000%	10,450,000	7,297,447
02/15/2033	0.000%	9,850,000	6,822,664
08/15/2033	0.000%	4,000,000	2,729,844
11/15/2033	0.000%	7,400,000	5,008,008
02/15/2034	0.000%	4,400,000	2,953,156
05/15/2034	0.000%	2,400,000	1,597,969
08/15/2034	0.000%	8,375,000	5,530,444
11/15/2034	0.000%	1,850,000	1,212,762
02/15/2035	0.000%	4,210,000	2,736,993
11/15/2041	0.000%	13,100,000	6,986,496
Total U.S. Treasury Obligations (Cost $947,707,228)			969,760,610
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(o),(p)	38,779,479	38,775,601
Total Money Market Funds (Cost $38,775,601)		38,775,601
Total Investments in Securities (Cost: $3,595,231,693)		3,660,026,900
Other Assets & Liabilities, Net		(69,112,370)
Net Assets		3,590,914,530

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $539,630,940, which represents 15.03% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $28,930,814, which represents 0.81% of total net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2019, the total value of these securities amounted to $111,735, which represents less than 0.01% of total net assets.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2019:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Government National Mortgage Association
04/18/2043 5.000%	(5,800,000)	04/17/2019	(6,056,305)	(6,059,280)

(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2019.
148	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	132,331,417	325,224,478	(418,776,416)	38,779,479	—	—	528,185	38,775,601
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	149

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	341,859,315	31,928,690	—	373,788,005
Commercial Mortgage-Backed Securities - Agency	—	279,639,516	—	—	279,639,516
Commercial Mortgage-Backed Securities - Non-Agency	—	110,641,703	8,016,009	—	118,657,712
Corporate Bonds & Notes	—	813,008,258	44,431	—	813,052,689
Foreign Government Obligations	—	36,594,915	—	—	36,594,915
Inflation-Indexed Bonds	—	2,492,287	—	—	2,492,287
Municipal Bonds	—	14,123,947	—	—	14,123,947
Residential Mortgage-Backed Securities - Agency	—	841,239,342	28,566,860	—	869,806,202
Residential Mortgage-Backed Securities - Non-Agency	—	82,442,039	399,880	—	82,841,919
U.S. Government & Agency Obligations	—	60,493,497	—	—	60,493,497
U.S. Treasury Obligations	775,102,621	194,657,989	—	—	969,760,610
Money Market Funds	—	—	—	38,775,601	38,775,601
Total Investments in Securities	775,102,621	2,777,192,808	68,955,870	38,775,601	3,660,026,900
Forward Sale Commitments	—	(6,059,280)	—	—	(6,059,280)
Total	775,102,621	2,771,133,528	68,955,870	38,775,601	3,653,967,620
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2019 ($)
Asset-Backed Securities — Non-Agency	42,117,891	(6,507)	133	52,263	1,312,226	(3,814,114)	—	(7,733,202)	31,928,690
Commercial Mortgage-Backed Securities — Non-Agency	8,057,547	(31,299)	122	15,546	—	(25,907)	—	—	8,016,009
Corporate Bonds & Notes	66,563	114	—	26	—	(22,272)	—	—	44,431
Residential Mortgage-Backed Securities — Agency	15,917,235	—	—	379,556	12,270,069	—	—	—	28,566,860
Residential Mortgage-Backed Securities — Non-Agency	842,375	18,349	—	(8,264)	—	(452,580)	—	—	399,880
Total	67,001,611	(19,343)	255	439,127	13,582,295	(4,314,873)	—	(7,733,202)	68,955,870
150	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2019 was $448,207, which is comprised of Asset-Backed Securities - Non-Agency of $52,263, Commercial Mortgage-Backed Securities - Non-Agency of $15,673, Corporate Bonds & Notes of $26, Residential Mortgage-Backed Securities - Agency of $379,556 and Residential Mortgage-Backed Securities - Non-Agency of $689.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	151

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	83,971	4,555,427
Entertainment 0.7%
IMAX Corp.(a)	202,918	4,602,180
Interactive Media & Services 1.4%
Care.com, Inc.(a)	143,663	2,838,781
Eventbrite, Inc., Class A(a)	19,638	376,460
TrueCar, Inc.(a)	413,316	2,744,418
Yelp, Inc.(a)	97,557	3,365,717
Total		9,325,376
Media 0.2%
Nexstar Media Group, Inc., Class A	12,630	1,368,713
Total Communication Services		19,851,696
Consumer Discretionary 12.6%
Auto Components 1.2%
Dana, Inc.	175,651	3,116,049
Fox Factory Holding Corp.(a)	17,900	1,251,031
Gentherm, Inc.(a)	101,313	3,734,397
Total		8,101,477
Diversified Consumer Services 0.8%
Chegg, Inc.(a)	97,240	3,706,789
Grand Canyon Education, Inc.(a)	12,280	1,406,183
Total		5,112,972
Hotels, Restaurants & Leisure 3.3%
Bloomin’ Brands, Inc.	204,785	4,187,853
Boyd Gaming Corp.	165,536	4,529,065
Chuy’s Holdings, Inc.(a)	121,217	2,760,111
Eldorado Resorts, Inc.(a)	33,200	1,550,108
Planet Fitness, Inc., Class A(a)	73,321	5,038,619
Wingstop, Inc.	46,480	3,533,875
Total		21,599,631
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 1.4%
Duluth Holdings, Inc., Class B(a)	157,993	3,766,553
Farfetch Ltd., Class A(a)	25,505	686,340
Shutterstock, Inc.	98,078	4,573,377
Total		9,026,270
Leisure Products 0.9%
Callaway Golf Co.	198,821	3,167,219
MasterCraft Boat Holdings, Inc.(a)	48,964	1,105,117
YETI Holdings, Inc.(a)	52,900	1,600,225
Total		5,872,561
Multiline Retail 0.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	49,180	4,196,529
Specialty Retail 3.2%
Boot Barn Holdings, Inc.(a)	175,045	5,153,325
Five Below, Inc.(a)	58,639	7,285,896
Lithia Motors, Inc., Class A	25,030	2,321,532
National Vision Holdings, Inc.(a)	30,000	942,900
Restoration Hardware Holdings, Inc.(a)	8,300	854,485
Sleep Number Corp.(a)	106,048	4,984,256
Total		21,542,394
Textiles, Apparel & Luxury Goods 1.2%
G-III Apparel Group Ltd.(a)	109,970	4,394,401
Oxford Industries, Inc.	51,626	3,885,373
Total		8,279,774
Total Consumer Discretionary		83,731,608
Consumer Staples 2.7%
Food & Staples Retailing 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)	176,584	4,838,402
Performance Food Group Co.(a)	143,443	5,686,080
The Chefs’ Warehouse(a)	62,700	1,946,835
Total		12,471,317
Food Products 0.3%
Freshpet, Inc.(a)	52,379	2,215,108
Household Products 0.4%
Central Garden & Pet Co., Class A(a)	107,558	2,500,723
152	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.1%
Inter Parfums, Inc.	14,500	1,100,115
Total Consumer Staples		18,287,263
Energy 2.6%
Energy Equipment & Services 1.3%
Cactus, Inc., Class A(a)	34,600	1,231,760
Keane Group, Inc.(a)	257,460	2,803,739
ProPetro Holding Corp.(a)	194,627	4,386,893
Total		8,422,392
Oil, Gas & Consumable Fuels 1.3%
Carrizo Oil & Gas, Inc.(a)	314,152	3,917,476
GasLog Ltd.	188,726	3,295,156
Matador Resources Co.(a)	47,374	915,739
PDC Energy, Inc.(a)	21,140	859,975
Total		8,988,346
Total Energy		17,410,738
Financials 5.9%
Banks 1.2%
Great Western Bancorp, Inc.	123,917	3,914,538
LegacyTexas Financial Group, Inc.	103,060	3,853,413
Total		7,767,951
Capital Markets 1.2%
Houlihan Lokey, Inc.	85,098	3,901,743
Stifel Financial Corp.	78,970	4,166,457
Total		8,068,200
Insurance 2.8%
AMERISAFE, Inc.	59,537	3,536,498
Employers Holdings, Inc.	76,602	3,072,506
Goosehead Insurance, Inc., Class A	19,400	540,872
Kinsale Capital Group, Inc.	88,092	6,040,469
Primerica, Inc.	33,287	4,066,007
Trupanion, Inc.(a)	49,100	1,607,534
Total		18,863,886
Thrifts & Mortgage Finance 0.7%
LendingTree, Inc.(a)	13,067	4,593,835
Total Financials		39,293,872
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 25.4%
Biotechnology 7.5%
ACADIA Pharmaceuticals, Inc.(a)	144,901	3,890,592
Amicus Therapeutics, Inc.(a)	249,782	3,397,035
Audentes Therapeutics, Inc.(a)	19,400	756,988
Blueprint Medicines Corp.(a)	45,158	3,614,898
CareDx, Inc.(a)	203,932	6,427,937
ChemoCentryx, Inc.(a)	261,396	3,630,790
Emergent Biosolutions, Inc.(a)	63,562	3,211,152
FibroGen, Inc.(a)	13,900	755,465
Genomic Health, Inc.(a)	56,533	3,960,137
Heron Therapeutics, Inc.(a)	42,080	1,028,435
PTC Therapeutics, Inc.(a)	97,225	3,659,549
Radius Health, Inc.(a)	165,440	3,298,874
REGENXBIO, Inc.(a)	59,659	3,419,057
Repligen Corp.(a)	58,120	3,433,730
Retrophin, Inc.(a)	143,388	3,244,870
Vanda Pharmaceuticals, Inc.(a)	132,058	2,429,867
Total		50,159,376
Health Care Equipment & Supplies 9.2%
AtriCure, Inc.(a)	124,820	3,343,928
AxoGen, Inc.(a)	34,394	724,338
Cardiovascular Systems, Inc.(a)	119,349	4,614,032
CONMED Corp.	62,839	5,226,948
Glaukos Corp.(a)	85,233	6,679,710
Inogen, Inc.(a)	21,700	2,069,529
Integer Holdings Corp.(a)	60,301	4,547,901
iRhythm Technologies, Inc.(a)	35,521	2,662,654
Lantheus Holdings, Inc.(a)	217,622	5,327,387
Masimo Corp.(a)	39,002	5,393,197
Merit Medical Systems, Inc.(a)	71,830	4,441,249
Neogen Corp.(a)	10,930	627,273
Neuronetics, Inc.(a)	48,139	734,120
OraSure Technologies, Inc.(a)	198,957	2,218,370
OrthoPediatrics Corp.(a)	18,800	831,524
Quidel Corp.(a)	73,254	4,795,939
Shockwave Medical, Inc.(a)	14,100	471,927
SI-BONE, Inc.(a)	68,000	1,281,120
STAAR Surgical Co.(a)	41,100	1,405,209

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019	153

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tactile Systems Technology, Inc.(a)	29,167	1,537,684
Tandem Diabetes Care, Inc.(a)	17,700	1,123,950
Vapotherm, Inc.(a)	67,100	1,318,515
Total		61,376,504
Health Care Providers & Services 1.8%
Amedisys, Inc.(a)	67,520	8,322,515
BioTelemetry, Inc.(a)	12,700	795,274
HealthEquity, Inc.(a)	38,687	2,862,065
Total		11,979,854
Health Care Technology 2.9%
Evolent Health, Inc., Class A(a)	256,670	3,228,909
Tabula Rasa HealthCare, Inc.(a)	42,900	2,420,418
Teladoc Health, Inc.(a)	127,885	7,110,406
Vocera Communications, Inc.(a)	194,083	6,138,845
Total		18,898,578
Life Sciences Tools & Services 1.9%
Codexis, Inc.(a)	399,276	8,197,136
Medpace Holdings, Inc.(a)	70,630	4,165,051
Total		12,362,187
Pharmaceuticals 2.1%
Assertio Therapeutics, Inc.(a)	421,773	2,138,389
Intersect ENT, Inc.(a)	147,921	4,755,660
MyoKardia, Inc.(a)	19,600	1,019,004
Pacira Pharmaceuticals, Inc.(a)	88,596	3,371,964
Supernus Pharmaceuticals, Inc.(a)	81,697	2,862,663
Total		14,147,680
Total Health Care		168,924,179
Industrials 16.1%
Aerospace & Defense 0.6%
Mercury Systems, Inc.(a)	66,919	4,288,169
Air Freight & Logistics 1.2%
Echo Global Logistics, Inc.(a)	148,143	3,670,983
HUB Group, Inc., Class A(a)	101,528	4,147,419
Total		7,818,402
Airlines 0.5%
Skywest, Inc.	67,540	3,666,747
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.5%
Builders FirstSource, Inc.(a)	239,105	3,189,661
Commercial Services & Supplies 2.1%
Advanced Disposal Services, Inc.(a)	98,680	2,763,040
Cimpress NV(a)	30,248	2,423,772
Covanta Holding Corp.	262,064	4,536,328
Herman Miller, Inc.	112,026	3,941,075
Total		13,664,215
Construction & Engineering 1.5%
Comfort Systems U.S.A., Inc.	82,378	4,315,783
Granite Construction, Inc.	20,550	886,733
MasTec, Inc.(a)	93,040	4,475,224
Total		9,677,740
Electrical Equipment 1.3%
Atkore International Group, Inc.(a)	180,833	3,893,335
Bloom Energy Corp., Class A(a)	57,000	736,440
Generac Holdings, Inc.(a)	77,022	3,945,837
Total		8,575,612
Machinery 5.4%
Chart Industries, Inc.(a)	52,909	4,789,323
Milacron Holdings Corp.(a)	406,823	4,605,236
Mueller Water Products, Inc., Class A	77,000	773,080
Proto Labs, Inc.(a)	35,641	3,747,295
RBC Bearings, Inc.(a)	12,300	1,564,191
Rexnord Corp.(a)	315,221	7,924,656
SPX FLOW, Inc.(a)	123,303	3,933,366
Tennant Co.	60,666	3,766,752
Watts Water Technologies, Inc., Class A	60,559	4,894,378
Total		35,998,277
Professional Services 2.8%
ASGN, Inc.(a)	115,150	7,310,873
Insperity, Inc.	44,194	5,465,030
Korn/Ferry International	138,447	6,199,657
Total		18,975,560
Trading Companies & Distributors 0.2%
SiteOne Landscape Supply, Inc.(a)	24,050	1,374,457
Total Industrials		107,228,840

154	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 25.2%
Communications Equipment 2.8%
Ciena Corp.(a)	118,043	4,407,726
Lumentum Holdings, Inc.(a)	68,775	3,888,538
Netscout Systems, Inc.(a)	145,423	4,082,024
Quantenna Communications, Inc.(a)	241,985	5,887,495
Total		18,265,783
Electronic Equipment, Instruments & Components 0.9%
nLight, Inc.(a)	47,857	1,066,254
Novanta, Inc.(a)	61,270	5,191,407
Total		6,257,661
IT Services 2.7%
Carbonite, Inc.(a)	127,985	3,175,308
Endava PLC, ADR(a)	38,788	1,066,670
Evo Payments, Inc., Class A(a)	65,090	1,890,864
InterXion Holding NV(a)	90,460	6,036,396
Virtusa Corp.(a)	87,203	4,661,000
Wix.com Ltd.(a)	9,220	1,114,053
Total		17,944,291
Semiconductors & Semiconductor Equipment 4.4%
Diodes, Inc.(a)	66,530	2,308,591
Formfactor, Inc.(a)	252,912	4,069,354
MACOM Technology Solutions Holdings, Inc.(a)	187,035	3,125,355
Monolithic Power Systems, Inc.	11,810	1,600,137
Nanometrics, Inc.(a)	126,118	3,894,524
Photronics, Inc.(a)	343,088	3,242,181
Rudolph Technologies, Inc.(a)	137,162	3,127,294
Semtech Corp.(a)	50,170	2,554,155
Silicon Laboratories, Inc.(a)	69,010	5,580,148
Total		29,501,739
Software 13.7%
Altair Engineering, Inc., Class A(a)	69,738	2,567,056
Anaplan, Inc.(a)	60,705	2,389,349
Blackline, Inc.(a)	35,239	1,632,270
Bottomline Technologies de, Inc.(a)	101,065	5,062,346
Box, Inc., Class A(a)	186,768	3,606,490
Cision Ltd.(a)	155,080	2,135,452
CommVault Systems, Inc.(a)	68,072	4,406,981
Common Stocks (continued)
Issuer	Shares	Value ($)
Cornerstone OnDemand, Inc.(a)	80,975	4,435,811
Envestnet, Inc.(a)	82,043	5,364,792
Everbridge, Inc.(a)	15,100	1,132,651
Five9, Inc.(a)	95,110	5,024,661
ForeScout Technologies, Inc.(a)	17,300	725,043
Globant SA(a)	19,200	1,370,880
HubSpot, Inc.(a)	26,233	4,360,187
j2 Global, Inc.	50,190	4,346,454
Monotype Imaging Holdings, Inc.	161,738	3,216,969
Paylocity Holding Corp.(a)	46,069	4,108,894
Proofpoint, Inc.(a)	10,800	1,311,444
Q2 Holdings, Inc.(a)	101,148	7,005,511
Rapid7, Inc.(a)	107,840	5,457,782
RealPage, Inc.(a)	38,430	2,332,317
SailPoint Technologies Holding, Inc.(a)	92,158	2,646,778
ShotSpotter, Inc.(a)	54,116	2,088,878
SPS Commerce, Inc.(a)	66,621	7,065,823
Talend SA ADR(a)	62,385	3,154,809
Varonis Systems, Inc.(a)	73,896	4,406,418
Total		91,356,046
Technology Hardware, Storage & Peripherals 0.7%
Stratasys Ltd.(a)	180,422	4,297,652
Total Information Technology		167,623,172
Materials 3.0%
Chemicals 1.9%
Ingevity Corp.(a)	9,000	950,490
Innospec, Inc.	53,908	4,493,232
Kraton Performance Polymers, Inc.(a)	107,670	3,464,821
PQ Group Holdings, Inc.(a)	108,890	1,651,861
Trinseo SA	56,430	2,556,279
Total		13,116,683
Paper & Forest Products 1.1%
Boise Cascade Co.	116,420	3,115,399
Louisiana-Pacific Corp.	166,207	4,052,127
Total		7,167,526
Total Materials		20,284,209

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019	155

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.0%
American Assets Trust, Inc.	113,711	5,214,787
EastGroup Properties, Inc.	43,258	4,829,323
Tanger Factory Outlet Centers, Inc.	161,228	3,382,563
Total		13,426,673
Real Estate Management & Development 0.7%
Kennedy-Wilson Holdings, Inc.	213,527	4,567,342
Total Real Estate		17,994,015
Total Common Stocks (Cost $588,758,131)		660,629,592

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	5,850,848	5,850,262
Total Money Market Funds (Cost $5,850,262)		5,850,262
Total Investments in Securities (Cost: $594,608,393)		666,479,854
Other Assets & Liabilities, Net		(970,219)
Net Assets		665,509,635

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	10,216,185	28,306,602	(32,671,939)	5,850,848	—	—	53,092	5,850,262
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
156	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	19,851,696	—	—	—	19,851,696
Consumer Discretionary	83,731,608	—	—	—	83,731,608
Consumer Staples	18,287,263	—	—	—	18,287,263
Energy	17,410,738	—	—	—	17,410,738
Financials	39,293,872	—	—	—	39,293,872
Health Care	168,924,179	—	—	—	168,924,179
Industrials	107,228,840	—	—	—	107,228,840
Information Technology	167,623,172	—	—	—	167,623,172
Materials	20,284,209	—	—	—	20,284,209
Real Estate	17,994,015	—	—	—	17,994,015
Total Common Stocks	660,629,592	—	—	—	660,629,592
Money Market Funds	—	—	—	5,850,262	5,850,262
Total Investments in Securities	660,629,592	—	—	5,850,262	666,479,854
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019	157

Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 2.1%
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%		877,428	880,053
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	4.249%		500,000	489,968
Westlake Automobile Receivables Trust(a)
Subordinated Series 2018-2A Class E
01/16/2024	4.860%		1,000,000	1,012,486
Total				2,382,507
Total Asset-Backed Securities — Non-Agency (Cost $2,383,637)				2,382,507

Commercial Mortgage-Backed Securities - Non-Agency(c) 4.9%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	286,073	446,125
United States 4.5%
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.469%		500,000	486,350
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class A
1-month USD LIBOR + 0.930% Floor 0.880% 11/15/2036	3.414%		1,000,000	998,141
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%		750,000	687,725
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%		260,000	226,819
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%		550,000	564,630
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.734%		500,000	501,275
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2015-UES Class E
09/05/2032	3.621%		1,150,000	1,141,400
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%		500,000	505,955
Total				5,112,295
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,462,047)				5,558,420

Corporate Bonds & Notes(c) 48.2%

Australia 1.7%
APT Pipelines Ltd.(a)
03/22/2027	2.000%	EUR	230,000	267,802
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	450,000	557,521
Ausgrid Finance Pty Ltd.(a)
07/30/2025	1.250%	EUR	470,000	527,099
BHP Billiton Finance Ltd.(a),(e)
10/22/2079	5.625%	EUR	200,000	265,581
Goodman Australia Finance Pty Ltd.(a)
09/27/2025	1.375%	EUR	240,000	270,878
Total				1,888,881
Belgium 0.6%
Anheuser-Busch InBev SA/NV(a)
01/23/2035	2.000%	EUR	200,000	226,287
Belfius Bank SA(a)
08/30/2023	0.625%	EUR	400,000	454,260
Total				680,547
Canada 0.7%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%		84,000	83,078
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%		15,000	15,866
04/15/2025	6.125%		71,000	70,340
11/01/2025	5.500%		22,000	22,473
Bombardier, Inc.(a)
12/01/2024	7.500%		18,000	18,690
03/15/2025	7.500%		14,000	14,408
04/15/2027	7.875%		10,000	10,297
Canadian Natural Resources Ltd.
06/01/2047	4.950%		25,000	27,142
Cenovus Energy, Inc.
09/15/2043	5.200%		350,000	329,427
GFL Environmental, Inc.(a)
03/01/2023	5.375%		5,000	4,737
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%		23,000	23,795
01/15/2025	7.625%		55,000	56,745
MEG Energy Corp.(a)
01/15/2025	6.500%		9,000	8,861
Panther BF Aggregator 2 LP/Finance Co., Inc.(a),(f)
05/15/2026	6.250%		13,000	13,260
05/15/2027	8.500%		22,000	22,072
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%		14,000	14,311
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		37,000	36,735
Total				772,237
Czech Republic 0.3%
CPI Property Group SA(a)
04/14/2022	1.450%	EUR	280,000	317,324
Finland 0.2%
Sampo Oyj(a)
05/30/2025	1.250%	EUR	230,000	266,325
France 1.6%
Altice France SA(a)
05/01/2026	7.375%		139,000	136,162
02/01/2027	8.125%		28,000	28,293
Banque Federative du Credit Mutuel SA(a)
07/17/2025	0.750%	EUR	400,000	453,473
BPCE SA(a)
09/26/2023	0.625%	EUR	400,000	454,934
Orange SA(a),(e)
Junior Subordinated
12/31/2049	5.000%	EUR	215,000	271,473
SPCM SA(a)
09/15/2025	4.875%		26,000	25,462
TDF Infrastructure SAS(a)
04/07/2026	2.500%	EUR	400,000	458,884
Total				1,828,681
Germany 1.4%
Eurogrid GmbH(a)
06/10/2025	1.875%	EUR	400,000	480,152
Grand City Properties SA(a)
08/03/2026	1.375%	EUR	500,000	556,687
Unitymedia GmbH(a)
01/15/2025	6.125%		8,000	8,306
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%		111,000	113,957
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vier Gas Transport GmbH(a)
09/25/2028	1.500%	EUR	400,000	477,813
Total				1,636,915
Ireland 0.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%		145,000	152,755
02/15/2025	6.000%		13,000	12,973
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%		43,000	44,358
10/01/2023	5.125%		31,000	31,542
05/15/2024	5.250%		21,000	21,611
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		745,000	690,050
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%		4,000	4,100
Total				957,389
Italy 0.7%
Assicurazioni Generali SpA(a),(e)
Subordinated
06/08/2048	5.000%	EUR	380,000	449,177
Italgas SpA(a)
01/18/2029	1.625%	EUR	200,000	224,422
Telecom Italia Capital SA
09/30/2034	6.000%		23,000	21,455
Wind Tre SpA(a)
01/20/2026	5.000%		79,000	71,936
Total				766,990
Luxembourg 0.7%
Altice Luxembourg SA(a)
05/15/2022	7.750%		22,000	22,001
Bevco Lux Sarl(a)
02/09/2023	1.750%	EUR	550,000	627,706
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%		34,000	27,479
INEOS Group Holdings SA(a)
08/01/2024	5.625%		25,000	24,867
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%		44,000	42,786
Total				744,839
Mexico 1.1%
Cemex SAB de CV(a)
04/16/2026	7.750%		1,150,000	1,253,500

2	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 2.9%
Alpha 2 BV(a)
06/01/2023	8.750%		37,000	36,131
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%		37,000	35,679
Bayer Capital Corp. BV(a)
06/26/2026	1.500%	EUR	500,000	567,753
Constellium NV(a)
03/01/2025	6.625%		29,000	29,604
02/15/2026	5.875%		62,000	61,031
Innogy Finance BV(a)
06/03/2030	6.250%	GBP	315,000	549,643
LYB International Finance BV
03/15/2044	4.875%		415,000	407,400
Mondelez International, Inc.(a)
10/28/2019	1.625%		525,000	521,176
Sensata Technologies BV(a)
10/01/2025	5.000%		47,000	48,015
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%		68,000	68,418
Vesteda Finance BV(a)
07/10/2026	2.000%	EUR	280,000	323,737
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	200,000	250,126
Vonovia Finance BV(a),(e)
12/31/2049	4.000%	EUR	200,000	239,377
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		62,000	59,615
Ziggo BV(a)
01/15/2027	5.500%		114,000	112,903
Total				3,310,608
Spain 0.5%
CaixaBank SA(a)
05/17/2024	1.125%	EUR	300,000	342,206
NorteGas Energia Distribucion SAU(a)
09/28/2027	2.065%	EUR	235,000	266,066
Total				608,272
Sweden 0.8%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	431,095
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	415,832
Total				846,927
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Switzerland 0.2%
UBS AG(a),(e)
Subordinated
02/12/2026	4.750%	EUR	210,000	251,162
United Kingdom 6.7%
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	305,000	369,100
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	286,802
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	369,722
CNH Industrial Finance Europe SA(a)
01/19/2026	1.875%	EUR	190,000	219,044
Diageo Finance PLC(a)
04/22/2025	1.000%	EUR	645,000	745,593
DS Smith PLC(a)
07/26/2024	1.375%	EUR	665,000	753,478
G4S International Finance PLC(a)
05/24/2025	1.875%	EUR	280,000	315,216
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	383,613
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	317,465
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	530,267
International Game Technology PLC(a)
01/15/2027	6.250%		21,000	21,521
NGG Finance PLC(a),(e)
06/18/2076	4.250%	EUR	440,000	513,611
Rolls-Royce PLC(a)
05/09/2024	0.875%	EUR	285,000	323,177
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	376,565
SELP Finance Sarl(a)
10/25/2023	1.250%	EUR	470,000	533,574
Sky PLC(a)
09/16/2024	3.750%		1,125,000	1,163,064
Virgin Media Finance PLC(a)
01/15/2025	5.750%		47,000	47,772
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%		7,000	7,041
08/15/2026	5.500%		85,000	86,480

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	275,673
Total				7,638,778
United States 27.3%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%		29,000	29,089
03/01/2024	6.500%		18,000	18,495
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%		10,000	10,370
AES Corp. (The)
03/15/2023	4.500%		16,000	16,151
05/15/2023	4.875%		23,000	23,307
05/15/2026	6.000%		28,000	29,705
09/01/2027	5.125%		15,000	15,612
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%		17,000	17,508
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%		15,000	14,255
Allergan Funding SCS
03/15/2045	4.750%		66,000	65,574
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%		21,000	21,565
Ally Financial, Inc.
03/30/2025	4.625%		100,000	101,739
11/01/2031	8.000%		69,000	85,675
AMC Entertainment, Inc.
02/15/2022	5.875%		14,000	14,226
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%		59,000	59,873
Angus Chemical Co.(a)
02/15/2023	8.750%		61,000	61,169
Anheuser-Busch InBev Worldwide, Inc.(a)
02/01/2046	4.900%		805,000	809,386
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%		33,000	33,491
Apergy Corp.
05/01/2026	6.375%		44,000	44,583
Appalachian Power Co.
05/15/2044	4.400%		800,000	819,721
APX Group, Inc.
12/01/2020	8.750%		64,000	63,073
12/01/2022	7.875%		55,000	55,191
09/01/2023	7.625%		21,000	17,894
Aramark Services, Inc.
01/15/2024	5.125%		22,000	22,612
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ascend Learning LLC(a)
08/01/2025	6.875%		25,000	24,864
08/01/2025	6.875%		24,000	23,873
AT&T, Inc.
06/15/2045	4.350%		700,000	644,792
Avantor, Inc.(a)
10/01/2025	9.000%		42,000	45,480
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%		16,000	16,168
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		52,000	49,885
B&G Foods, Inc.
04/01/2025	5.250%		48,000	46,283
Bacardi Ltd.(a)
05/15/2048	5.300%		670,000	641,435
Ball Corp.
12/15/2020	4.375%		40,000	40,688
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%		35,000	38,351
01/31/2027	8.500%		46,000	48,790
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%		73,000	68,968
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	428,145
06/06/2027	3.700%		510,000	508,028
Berry Global, Inc.
05/15/2022	5.500%		58,000	58,831
10/15/2022	6.000%		26,000	26,816
07/15/2023	5.125%		63,000	64,096
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%		39,000	40,681
Boyd Gaming Corp.
05/15/2023	6.875%		14,000	14,540
04/01/2026	6.375%		21,000	21,772
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%		24,000	25,703
Brighthouse Financial, Inc.
06/22/2047	4.700%		270,000	215,934
BWAY Holding Co.(a)
04/15/2024	5.500%		36,000	35,767
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%		21,000	20,236
Calfrac Holdings LP(a)
06/15/2026	8.500%		20,000	15,483
Callon Petroleum Co.
10/01/2024	6.125%		14,000	14,117
07/01/2026	6.375%		74,000	74,144

4	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
01/15/2025	5.750%	35,000	34,766
Calpine Corp.(a)
06/01/2026	5.250%	22,000	21,915
Camelot Finance SA(a)
10/15/2024	7.875%	57,000	60,079
Cardinal Health, Inc.
06/15/2047	4.368%	150,000	132,263
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	69,000	67,920
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	26,000	25,786
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	49,000	51,225
05/01/2026	5.500%	2,000	2,065
05/01/2027	5.125%	140,000	140,746
CDK Global, Inc.
06/01/2027	4.875%	49,000	48,946
Centene Corp.
02/15/2024	6.125%	69,000	72,392
01/15/2025	4.750%	41,000	41,823
Centene Corp.(a)
06/01/2026	5.375%	50,000	52,159
Centennial Resource Production LLC(a)
01/15/2026	5.375%	15,000	14,363
04/01/2027	6.875%	30,000	30,280
CenturyLink, Inc.
03/15/2022	5.800%	78,000	79,676
04/01/2024	7.500%	25,000	26,485
04/01/2025	5.625%	73,000	70,709
CFX Escrow Corp.(a)
02/15/2024	6.000%	9,000	9,371
02/15/2026	6.375%	11,000	11,686
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	49,000	48,536
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	14,000	14,572
Chemours Co. (The)
05/15/2023	6.625%	24,000	24,836
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	36,000	37,752
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	39,000	39,968
Chesapeake Energy Corp.
10/01/2026	7.500%	42,000	41,537
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	35,000	32,958
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%		77,000	81,428
Clearway Energy Operating LLC
08/15/2024	5.375%		2,000	1,995
09/15/2026	5.000%		39,000	37,113
Clearway Energy Operating LLC(a)
10/15/2025	5.750%		30,000	30,095
CMS Energy Corp.
11/15/2025	3.600%		682,000	687,009
CommScope Finance LLC(a)
03/01/2024	5.500%		21,000	21,504
03/01/2026	6.000%		32,000	33,048
03/01/2027	8.250%		13,000	13,489
CommScope Technologies LLC(a)
06/15/2025	6.000%		43,000	41,790
03/15/2027	5.000%		16,000	14,210
Core & Main LP(a)
08/15/2025	6.125%		36,000	35,245
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%		80,000	76,926
CSC Holdings LLC(a)
10/15/2025	10.875%		81,000	93,491
02/01/2028	5.375%		66,000	66,090
04/01/2028	7.500%		70,000	75,129
02/01/2029	6.500%		58,000	61,756
CSX Corp.
11/01/2046	3.800%		195,000	183,352
CVS Health Corp.
06/01/2026	2.875%		345,000	325,955
CyrusOne LP/Finance Corp.
03/15/2024	5.000%		22,000	22,543
03/15/2027	5.375%		54,000	55,871
Darling Ingredients, Inc.(a),(f)
04/15/2027	5.250%		6,000	6,090
DCP Midstream Operating LP
07/15/2025	5.375%		13,000	13,595
04/01/2044	5.600%		102,000	98,524
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%		32,000	31,657
Digital Stout Holding LLC(a)
07/19/2029	3.300%	GBP	210,000	275,735
Discovery Communications LLC
09/20/2047	5.200%		20,000	19,447
DISH DBS Corp.
06/01/2021	6.750%		31,000	31,982
03/15/2023	5.000%		76,000	68,478
11/15/2024	5.875%		25,000	21,011
07/01/2026	7.750%		62,000	53,999

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/2024	3.500%	750,000	758,694
10/01/2026	2.850%	490,000	466,243
Duke Energy Carolinas LLC
03/15/2046	3.875%	505,000	507,351
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%	36,000	36,691
Eldorado Resorts, Inc.
04/01/2025	6.000%	39,000	39,503
09/15/2026	6.000%	22,000	22,289
Emera U.S. Finance LP
06/15/2046	4.750%	620,000	643,007
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	7,000	7,190
01/30/2028	5.750%	25,000	26,176
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	14,000	14,368
01/15/2027	7.750%	18,000	19,176
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	10,000	10,383
Enterprise Products Operating LLC
02/15/2045	5.100%	180,000	197,020
02/15/2048	4.250%	420,000	409,678
Equinix, Inc.
01/15/2026	5.875%	86,000	90,544
05/15/2027	5.375%	67,000	70,437
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	25,000	20,874
02/01/2026	5.625%	5,000	3,853
FedEx Corp.
04/01/2046	4.550%	350,000	336,940
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,200,000	1,265,453
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	20,000	19,339
Freeport-McMoRan, Inc.
03/15/2043	5.450%	97,000	84,792
frontdoor, Inc.(a)
08/15/2026	6.750%	14,000	14,325
Frontier Communications Corp.
01/15/2023	7.125%	14,000	8,473
01/15/2025	6.875%	37,000	19,895
09/15/2025	11.000%	18,000	11,856
Frontier Communications Corp.(a)
04/01/2026	8.500%	16,000	14,884
Gartner, Inc.(a)
04/01/2025	5.125%	52,000	52,530
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gates Global LLC/Co.(a)
07/15/2022	6.000%		32,000	32,095
General Electric Co.
05/17/2037	2.125%	EUR	150,000	152,738
Goldman Sachs Group, Inc. (The)(a)
11/01/2028	2.000%	EUR	285,000	332,773
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%		8,000	7,686
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	292,203
H&E Equipment Services, Inc.
09/01/2025	5.625%		21,000	20,905
Halcon Resources Corp.
02/15/2025	6.750%		49,000	29,415
HCA, Inc.
05/01/2023	5.875%		58,000	61,909
02/01/2025	5.375%		136,000	144,164
09/01/2028	5.625%		20,000	21,130
02/01/2029	5.875%		23,000	24,749
Hertz Corp. (The)(a)
06/01/2022	7.625%		53,000	54,298
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%		25,000	25,411
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%		20,000	20,321
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%		37,000	38,300
Hologic, Inc.(a)
10/15/2025	4.375%		38,000	37,826
02/01/2028	4.625%		12,000	11,833
HUB International Ltd.(a)
05/01/2026	7.000%		37,000	36,562
Indigo Natural Resources LLC(a)
02/15/2026	6.875%		25,000	22,152
Informatica LLC(a)
07/15/2023	7.125%		38,000	38,814
International Game Technology PLC(a)
02/15/2025	6.500%		51,000	53,123
IRB Holding Corp.(a)
02/15/2026	6.750%		27,000	25,400
Iron Mountain, Inc.
08/15/2024	5.750%		60,000	60,598
iStar, Inc.
04/01/2022	6.000%		32,000	32,108
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%		52,000	53,594

6	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jagged Peak Energy LLC
05/01/2026	5.875%		41,000	40,614
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%		96,000	97,841
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		43,000	42,457
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	105,205
Kinder Morgan, Inc.
02/15/2046	5.050%		485,000	496,580
Kraft Heinz Foods Co.
06/01/2046	4.375%		505,000	436,950
Kroger Co. (The)
01/15/2048	4.650%		385,000	358,376
L Brands, Inc.
11/01/2035	6.875%		23,000	19,855
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%		17,000	17,216
11/01/2026	4.875%		25,000	25,334
Lennar Corp.
11/15/2024	5.875%		34,000	36,197
06/01/2026	5.250%		21,000	21,601
06/15/2027	5.000%		16,000	16,051
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		24,000	24,130
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%		7,000	7,338
Matador Resources Co.
09/15/2026	5.875%		40,000	40,009
Match Group, Inc.
06/01/2024	6.375%		31,000	32,620
Mattel, Inc.(a)
12/31/2025	6.750%		29,000	28,532
Meritage Homes Corp.
04/01/2022	7.000%		23,000	24,628
06/06/2027	5.125%		28,000	27,130
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%		20,000	19,454
01/15/2028	4.500%		18,000	16,943
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%		24,000	24,782
MGM Resorts International
10/01/2020	6.750%		60,000	63,080
12/15/2021	6.625%		52,000	55,689
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	370,000	416,647
07/15/2046	4.200%		275,000	244,148
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	70,000	69,804
MSCI, Inc.(a)
11/15/2024	5.250%	57,000	59,071
08/01/2026	4.750%	23,000	23,038
Nabors Industries, Inc.
02/01/2025	5.750%	58,000	52,024
Navient Corp.
03/25/2021	5.875%	8,000	8,257
06/15/2022	6.500%	40,000	41,750
03/25/2024	6.125%	54,000	53,836
NCR Corp.
07/15/2022	5.000%	19,000	18,947
12/15/2023	6.375%	49,000	50,389
Netflix, Inc.
02/15/2025	5.875%	8,000	8,657
04/15/2028	4.875%	82,000	81,215
Netflix, Inc.(a)
11/15/2028	5.875%	79,000	83,453
05/15/2029	6.375%	16,000	17,324
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	92,000	90,176
NFP Corp.(a)
07/15/2025	6.875%	48,000	45,947
NGPL PipeCo LLC(a)
08/15/2022	4.375%	14,000	14,273
12/15/2037	7.768%	98,000	118,424
NiSource, Inc.
05/15/2047	4.375%	425,000	429,552
Noble Energy, Inc.
11/15/2043	5.250%	150,000	152,910
Novelis Corp.(a)
09/30/2026	5.875%	93,000	92,818
Novolex (a)
01/15/2025	6.875%	15,000	14,396
NRG Energy, Inc.
01/15/2027	6.625%	63,000	67,819
NuStar Logistics LP
04/28/2027	5.625%	35,000	34,998
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	61,000	62,677
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	28,000	28,411
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	24,000	24,778
08/15/2025	5.250%	52,000	51,327
10/15/2027	5.625%	75,000	74,600

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Party City Holdings, Inc.(a)
08/15/2023	6.125%	3,000	3,051
08/01/2026	6.625%	12,000	11,928
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	43,763
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,115,207
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	11,000	10,698
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	905,430
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	82,000	82,351
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	25,000	24,774
Post Holdings, Inc.(a)
03/01/2025	5.500%	14,000	14,164
08/15/2026	5.000%	86,000	83,851
03/01/2027	5.750%	60,000	60,283
01/15/2028	5.625%	12,000	11,910
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,290,597
PQ Corp.(a)
11/15/2022	6.750%	101,000	104,775
12/15/2025	5.750%	38,000	36,893
Prestige Brands, Inc.(a)
03/01/2024	6.375%	66,000	67,157
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	43,000	38,788
QEP Resources, Inc.
03/01/2026	5.625%	37,000	33,654
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	59,000	57,199
Quicken Loans, Inc.(a)
05/01/2025	5.750%	49,000	49,131
01/15/2028	5.250%	50,000	46,886
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	10,000	9,899
02/15/2025	6.625%	35,000	33,678
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	81,000	82,067
11/15/2026	8.250%	58,000	57,027
Resideo Funding, Inc.(a)
11/01/2026	6.125%	7,000	7,224
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	116,293	116,518
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	66,844
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	30,000	30,109
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	15,000	16,093
Rowan Companies, Inc.
01/15/2024	4.750%	22,000	17,857
SBA Communications Corp.
09/01/2024	4.875%	91,000	91,956
Scientific Games International, Inc.
12/01/2022	10.000%	34,000	35,821
Scientific Games International, Inc.(a)
10/15/2025	5.000%	60,000	58,820
03/15/2026	8.250%	59,000	60,254
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	53,031
Sempra Energy
06/15/2024	3.550%	465,000	465,235
06/15/2027	3.250%	260,000	248,601
SESI LLC
09/15/2024	7.750%	34,000	28,142
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	9,000	9,233
07/15/2026	5.375%	64,000	65,467
SM Energy Co.
06/01/2025	5.625%	14,000	12,961
09/15/2026	6.750%	52,000	49,881
01/15/2027	6.625%	27,000	25,715
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	48,000	48,321
Southern Co. (The)
07/01/2046	4.400%	450,000	452,479
Spectrum Brands, Inc.
11/15/2022	6.625%	27,000	27,655
07/15/2025	5.750%	127,000	128,430
Springleaf Finance Corp.
03/15/2023	5.625%	21,000	21,280
03/15/2024	6.125%	53,000	54,208
03/15/2025	6.875%	36,000	37,131
03/15/2026	7.125%	15,000	15,259
Sprint Capital Corp.
11/15/2028	6.875%	53,000	50,939
Sprint Corp.
02/15/2025	7.625%	37,000	37,765
03/01/2026	7.625%	60,000	60,804
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,060
Standard Industries, Inc.(a)
02/15/2023	5.500%	2,000	2,034

8	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	17,000	17,723
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	9,000	9,277
Sunoco LP/Finance Corp.
01/15/2023	4.875%	13,000	13,205
02/15/2026	5.500%	37,000	36,669
Surgery Center Holdings, Inc.(a),(f)
04/15/2027	10.000%	15,000	15,226
Symantec Corp.(a)
04/15/2025	5.000%	39,000	39,007
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	35,000	35,190
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	45,000	46,017
01/15/2028	5.000%	142,000	139,782
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	8,000	8,636
01/15/2029	6.875%	27,000	29,369
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	700,000	783,047
Teleflex, Inc.
06/01/2026	4.875%	11,000	11,202
11/15/2027	4.625%	25,000	24,780
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	28,000	28,311
Tenet Healthcare Corp.
04/01/2022	8.125%	13,000	13,998
06/15/2023	6.750%	43,000	44,299
07/15/2024	4.625%	50,000	50,150
05/01/2025	5.125%	45,000	45,182
08/01/2025	7.000%	14,000	14,166
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	40,000	41,595
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	44,000	42,732
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	126,000	134,505
02/01/2026	4.500%	23,000	23,004
02/01/2028	4.750%	43,000	42,644
TransDigm, Inc.
05/15/2025	6.500%	68,000	68,719
06/15/2026	6.375%	67,000	66,349
TransDigm, Inc.(a)
03/15/2026	6.250%	112,000	116,378
03/15/2027	7.500%	38,000	38,948
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	41,000	38,523
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	19,845	20,247
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	12,000	12,500
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	2,000	2,009
TriMas Corp.(a)
10/15/2025	4.875%	5,000	4,928
United Rentals North America, Inc.
09/15/2026	5.875%	64,000	66,160
12/15/2026	6.500%	39,000	41,042
United Technologies Corp.
11/16/2028	4.125%	100,000	103,982
Universal Health Services, Inc.(a)
08/01/2022	4.750%	58,000	58,668
Valvoline, Inc.
08/15/2025	4.375%	33,000	31,598
Verizon Communications, Inc.
03/15/2055	4.672%	145,000	147,838
Verscend Escrow Corp.(a)
08/15/2026	9.750%	32,000	31,953
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	7,000	7,231
ViaSat, Inc.(a)
04/15/2027	5.625%	13,000	13,280
Viking Cruises Ltd.(a)
09/15/2027	5.875%	30,000	29,172
Vistra Energy Corp.
11/01/2024	7.625%	34,000	36,013
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	14,000	14,562
02/15/2027	5.625%	48,000	49,924
Weatherford International Ltd.
06/15/2021	7.750%	28,000	25,228
WellCare Health Plans, Inc.
04/01/2025	5.250%	72,000	74,719
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	34,000	35,590
Wells Fargo & Co.
10/23/2026	3.000%	160,000	155,723
WESCO Distribution, Inc.
06/15/2024	5.375%	18,000	18,252
WeWork Companies, Inc.(a)
05/01/2025	7.875%	18,000	16,504
Williams Companies, Inc. (The)
09/15/2045	5.100%	215,000	220,933

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	22,000	22,836
09/15/2024	5.250%	50,000	50,614
06/01/2026	5.750%	22,000	22,344
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	34,000	33,606
XPO Logistics, Inc.(a)
06/15/2022	6.500%	20,000	20,385
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	94,000	93,782
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	21,182
Total			31,115,580
Total Corporate Bonds & Notes (Cost $54,620,706)			54,884,955

Foreign Government Obligations(c),(g) 19.2%

Argentina 1.0%
Argentine Republic Government International Bond
04/22/2021	6.875%	500,000	456,243
04/22/2026	7.500%	700,000	592,064
04/22/2046	7.625%	150,000	118,160
Total			1,166,467
Belarus 0.5%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	500,000	537,477
Brazil 1.4%
Brazilian Government International Bond
01/27/2045	5.000%	1,750,000	1,619,863
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%	200,000	224,075
Dominican Republic 1.1%
Dominican Republic International Bond(a)
04/20/2027	8.625%	1,092,000	1,281,506
Egypt 1.3%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,100,000	1,152,910
03/01/2049	8.700%	355,000	369,311
Total			1,522,221
Honduras 1.2%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,200,000	1,313,892
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 2.4%
Indonesia Government International Bond(a)
05/05/2021	4.875%		364,000	377,208
PT Indonesia Asahan Aluminium Persero(a)
11/15/2023	5.710%		800,000	863,735
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		1,500,000	1,477,387
Total				2,718,330
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		500,000	487,435
Kazakhstan 0.9%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		1,000,000	1,049,891
Mexico 0.7%
Mexico Government International Bond
09/27/2034	6.750%		104,000	126,763
Petroleos Mexicanos
09/21/2023	4.625%		165,000	162,532
01/18/2024	4.875%		563,000	554,405
Total				843,700
Netherlands 1.2%
Stedin Holding NV(a),(e)
12/31/2049	3.250%	EUR	270,000	315,631
Syngenta Finance NV(a)
04/24/2028	5.182%		1,000,000	1,016,705
Total				1,332,336
Oman 0.8%
Oman Government International Bond(a)
01/17/2028	5.625%		1,000,000	937,943
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		250,000	282,855
Qatar 1.6%
Qatar Government International Bond(a)
04/23/2048	5.103%		750,000	823,477
03/14/2049	4.817%		900,000	948,602
Total				1,772,079
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	247,075

10	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 1.2%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%	1,274,000	1,358,994
Saudi Arabia 0.7%
Saudi Government International Bond(a)
03/04/2028	3.625%	750,000	743,260
Senegal 0.5%
Senegal Government International Bond(a)
07/30/2024	6.250%	600,000	622,588
South Africa 0.5%
Republic of South Africa Government International Bond
06/22/2030	5.875%	500,000	512,699
Turkey 0.8%
Turkey Government International Bond
03/25/2027	6.000%	1,000,000	916,017
Virgin Islands 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	400,000	401,066
Total Foreign Government Obligations (Cost $21,493,748)			21,891,769

Residential Mortgage-Backed Securities - Agency 0.8%

United States 0.8%
Government National Mortgage Association(b),(h)
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	3.612%	228,215	39,970
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.562%	744,796	137,214
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.562%	998,648	165,074
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.562%	1,493,704	243,726
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.562%	1,094,826	161,603
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(h),(i)
CMO Series 2019-30 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.561%	1,000,000	150,000
Total			897,587
Total Residential Mortgage-Backed Securities - Agency (Cost $874,295)			897,587

Residential Mortgage-Backed Securities - Non-Agency 14.5%

Bermuda 0.9%
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.836%	1,000,000	997,862
United States 13.6%
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-1 Class M1
11/25/2048	4.500%	1,000,000	1,012,477
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	991,722	1,000,366
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.234%	1,000,000	1,000,935
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2013-2 Class 1A3
11/25/2037	4.793%	1,537,352	1,536,901
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	1,000,000	1,010,619
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class B1
01/25/2059	5.242%	700,000	699,986
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	975,924	974,890
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	787,589	794,217
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	996,326	1,000,816

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.484%	400,000	400,958
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.136%	1,000,000	1,003,073
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,078,550	1,083,164
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.459%	1,000,000	1,003,402
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	499,839
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1B
01/25/2049	4.826%	1,000,000	1,000,642
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a)
CMO Series 2018-INV2 Class A3
10/25/2058	4.705%	783,479	794,979
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	652,617	657,324
Total			15,474,588
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $16,416,832)			16,472,450

Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(j),(k)	8,518,564	8,517,713
Total Money Market Funds (Cost $8,517,713)		8,517,713
Total Investments in Securities (Cost $109,768,978)		110,605,401
Other Assets & Liabilities, Net		3,242,971
Net Assets		$113,848,372

At March 31, 2019, securities and/or cash totaling $682,967 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,096,000 EUR	19,276,830 USD	Credit Suisse	04/17/2019	75,027	—
1,500,000 BRL	389,529 USD	HSBC	04/17/2019	6,788	—
394,945 USD	1,500,000 BRL	Standard Chartered	04/17/2019	—	(12,203)
1,660,000 GBP	2,174,978 USD	UBS	04/17/2019	11,276	—
Total				93,091	(12,203)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(23)	06/2019	USD	(3,442,094)	—	(98,699)
U.S. Treasury 10-Year Note	(179)	06/2019	USD	(22,235,156)	—	(234,916)
U.S. Treasury 5-Year Note	(27)	06/2019	USD	(3,127,359)	—	(30,641)
U.S. Ultra Treasury Bond	(9)	06/2019	USD	(1,512,000)	—	(54,016)
Total					—	(418,272)

12	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	2,000,000	(21,933)	—	—	—	(21,933)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit iTraxx Europe Crossover Index, Series 31	Morgan Stanley	06/20/2024	5.000	Quarterly	2.686	EUR	6,000,000	(24,909)	—	—	—	(24,909)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $74,519,486, which represents 65.46% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Valuation based on significant unobservable inputs.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	31,849,996	8,656,400	(31,987,832)	8,518,564	—	—	120,501	8,517,713
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Currency Legend
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
14	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	2,382,507	—	—	2,382,507
Commercial Mortgage-Backed Securities - Non-Agency	—	5,558,420	—	—	5,558,420
Corporate Bonds & Notes	—	54,884,955	—	—	54,884,955
Foreign Government Obligations	—	21,891,769	—	—	21,891,769
Residential Mortgage-Backed Securities - Agency	—	747,587	150,000	—	897,587
Residential Mortgage-Backed Securities - Non-Agency	—	16,472,450	—	—	16,472,450
Money Market Funds	—	—	—	8,517,713	8,517,713
Total Investments in Securities	—	101,937,688	150,000	8,517,713	110,605,401
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	93,091	—	—	93,091
Liability
Forward Foreign Currency Exchange Contracts	—	(12,203)	—	—	(12,203)
Futures Contracts	(418,272)	—	—	—	(418,272)
Swap Contracts	—	(46,842)	—	—	(46,842)
Total	(418,272)	101,971,734	150,000	8,517,713	110,221,175
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
799,988	—	—	799,988
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2019	15

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	290,559	291,597
Total Asset-Backed Securities — Agency (Cost $295,942)			291,597

Asset-Backed Securities — Non-Agency 17.8%

American Credit Acceptance Receivables Trust(a)
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	6,500,000	6,544,454
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	4.137%	18,020,000	17,599,179
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	9,959,371	9,951,730
Series 2018-B Class A
01/18/2022	3.420%	24,258,949	24,285,013
Series 2019-A Class A
07/15/2022	3.480%	28,000,000	27,998,230
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	6,500,000	6,553,477
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	4.172%	22,300,000	21,784,045
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	4.161%	24,000,000	23,469,456
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	4.351%	21,000,000	20,756,232
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	12,025,867	11,977,322
Series 2018-NP1 Class B
05/15/2024	3.670%	7,897,081	7,899,075
Series 2018-P3 Class A
01/15/2026	3.820%	13,304,797	13,377,753
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	10,600,000	10,588,865
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	6,992,623	7,003,845
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	7,419,199	7,441,402
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	26,535,413	26,535,413
Series 2019-A Class B
04/15/2026	4.010%	6,720,000	6,747,781
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class B
01/16/2024	3.500%	1,799,122	1,799,650
Series 2018-P1 Class A
07/15/2025	3.390%	26,272,788	26,297,610
Series 2018-P2 Class A
10/15/2025	3.470%	17,178,147	17,205,964
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	9,003,851	9,003,214
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	10,000,000	10,073,606
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	4.034%	14,617,500	14,239,082
DT Auto Owner Trust(a)
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	6,900,000	6,972,288
Subordinated, Series 2018-3A Class D
07/15/2024	4.190%	21,910,000	22,338,880
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	4.130%	10,000,000	9,772,090
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	8,148,000	8,153,981
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	4.161%	40,300,000	39,283,191
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	5.617%	14,000,000	14,001,974
16	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	13,270,468	13,242,260
Series 2018-1A Class B
03/15/2028	3.190%	13,200,000	13,157,430
Series 2019-1A Class B
04/16/2029	3.940%	11,039,000	11,117,765
Subordinated, Series 2018-4A Class B
12/15/2028	4.210%	8,700,000	8,856,714
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	4.081%	7,000,000	7,002,100
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	4.161%	20,375,000	19,947,899
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	4.211%	45,625,000	44,680,380
Ocwen Master Advance Receivables Trust(a),(c)
Series 2018-T1 Class AT1
08/15/2049	3.301%	10,300,000	10,302,060
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	507,313	507,243
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,578,368
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	10.011%	1,962,500	1,947,681
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.911%	31,700,000	31,638,058
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	4.211%	20,000,000	19,603,880
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	5,857,010	5,858,815
Series 2018-1A Class B
06/17/2024	3.900%	22,500,000	22,593,794
Series 2018-1A Class C
06/17/2024	4.870%	12,900,000	13,060,984
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1A Class A
04/15/2025	3.540%	11,362,313	11,383,927
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	5,500,000	5,559,629
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	9,000,000	9,062,487
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	4.187%	28,000,000	27,443,248
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	16,644,987	16,640,010
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	7,608,267	7,582,384
Series 2018-1 Class A2
02/25/2027	3.140%	11,000,000	11,004,283
Series 2018-2 Class A1
04/26/2027	2.930%	5,238,584	5,231,010
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	5	1,620,776
Series 2016-A Class RIO
01/25/2038	0.000%	8	1,919,642
Series 2016-A Class RPO
01/25/2038	0.000%	6	2,370,923
Series 2016-B Class RC
04/25/2037	0.000%	2	529,546
SoFi Professional Loan Program LLC(a),(c),(d),(f)
Series 2017-A Class R
03/26/2040	0.000%	50,000	2,562,500
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2030	4.037%	7,250,000	7,077,356
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	4.157%	11,171,429	10,912,062
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% Floor 0.750% 01/15/2024	3.537%	91,536	91,547

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	4.237%	11,000,000	11,001,012
Total Asset-Backed Securities — Non-Agency (Cost $818,562,018)			808,742,575

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g)
Series 2017-K070 Class A2
11/25/2027	3.303%	5,205,000	5,355,935
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	13,965,000	14,353,093
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	52,500,000	52,928,269
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	14,886,780	14,956,758
Total Commercial Mortgage-Backed Securities - Agency (Cost $87,735,144)			87,594,055

Commercial Mortgage-Backed Securities - Non-Agency 7.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,322,469	2,370,586
Series 2015-SFR2 Class A
10/17/2045	3.732%	22,752,397	23,337,980
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% Floor 1.600% 05/15/2035	4.084%	10,100,000	10,080,913
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.734%	10,581,000	10,569,584
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.284%	6,950,000	6,852,993
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.884%	6,310,000	6,216,559
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	4.904%	10,000,000	10,024,769
CALI Mortgage Trust(a),(g)
Series 2019-101C Class E
03/10/2039	4.469%	6,500,000	6,577,119
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.984%	18,000,000	17,972,093
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.484%	20,800,000	20,851,640
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated, Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	6.225%	3,800,000	3,810,056
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	4,200,000	4,032,213
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	5,365,000	4,919,525
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	12,800,000	11,166,488
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	10,700,000	11,033,581
CSMC OA LLC(a)
Subordinated, Series 2014-USA Class B
09/15/2037	4.185%	4,675,000	4,761,649
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	4,500,000	4,269,070
Subordinated, Series 2016-HHV Class E
11/05/2038	4.194%	5,865,000	5,719,679
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	5,400,000	5,355,343
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	11,112,439
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	10,375,000	10,656,449

18	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	3.384%	33,115,305	33,115,179
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.532%	24,650,284	24,802,682
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,326,825	10,208,453
Series 2018-SF3 Class A
10/17/2035	3.880%	11,935,000	12,222,313
Series 2018-SFR1 Class A
03/17/2035	3.255%	18,965,000	19,045,829
Series 2018-SFR2 Class A
08/17/2035	3.712%	13,515,000	13,825,299
RETL (a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	17,700,000	17,710,677
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.734%	10,469,000	10,436,253
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	5.384%	16,259,000	16,149,478
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	3.684%	9,000,000	8,995,916
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $355,155,950)			358,202,807

Corporate Bonds & Notes 26.4%

Aerospace & Defense 1.0%
Bombardier, Inc.(a)
12/01/2021	8.750%	344,000	380,526
12/01/2024	7.500%	358,000	371,719
04/15/2027	7.875%	55,000	56,636
Northrop Grumman Corp.
01/15/2025	2.930%	11,960,000	11,796,531
01/15/2028	3.250%	31,620,000	31,084,389
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
03/15/2026	6.250%	1,097,000	1,139,878
03/15/2027	7.500%	364,000	373,084
TransDigm, Inc.
06/15/2026	6.375%	1,556,000	1,540,891
Total			46,743,654
Automotive 0.4%
Delphi Technologies PLC(a)
10/01/2025	5.000%	318,000	280,526
Ford Motor Co.
02/01/2029	6.375%	3,333,000	3,390,351
12/08/2046	5.291%	6,690,000	5,608,441
Ford Motor Credit Co. LLC
11/02/2020	2.343%	9,700,000	9,478,316
Panther BF Aggregator 2 LP/Finance Co., Inc.(a),(h)
05/15/2026	6.250%	126,000	128,523
05/15/2027	8.500%	211,000	211,693
Total			19,097,850
Banking 2.3%
Ally Financial, Inc.
11/01/2031	8.000%	169,000	209,841
Bank of America Corp.(i)
01/20/2028	3.824%	20,000,000	20,257,180
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	5,275,000	5,291,928
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	2,910,000	2,792,544
Capital One Financial Corp.
05/12/2020	2.500%	13,110,000	13,061,257
Goldman Sachs Group, Inc. (The)(i)
05/01/2029	4.223%	16,190,000	16,517,232
JPMorgan Chase & Co.(i)
02/01/2028	3.782%	7,075,000	7,205,796
12/05/2029	4.452%	13,243,000	14,093,889
Morgan Stanley(i)
01/23/2030	4.431%	7,574,000	7,983,753
Wells Fargo & Co.
01/30/2020	2.150%	9,650,000	9,606,546
10/23/2026	3.000%	9,035,000	8,793,476
Total			105,813,442
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	485,000	464,253

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	738,000	762,406
05/15/2026	5.875%	760,000	771,249
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	787,000	743,535
Cemex SAB de CV(a)
04/16/2026	7.750%	5,110,000	5,569,900
Core & Main LP(a)
08/15/2025	6.125%	371,000	363,216
James Hardie International Finance DAC(a)
01/15/2025	4.750%	600,000	593,388
Total			8,803,694
Cable and Satellite 0.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,025,000	1,030,460
05/01/2027	5.875%	901,000	935,152
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	960,000	956,506
Comcast Corp.
08/15/2047	4.000%	8,210,000	8,009,093
CSC Holdings LLC(a)
10/15/2025	6.625%	663,000	702,983
05/15/2026	5.500%	1,078,000	1,108,925
02/01/2028	5.375%	726,000	726,995
04/01/2028	7.500%	809,000	868,276
DISH DBS Corp.
07/01/2026	7.750%	1,446,000	1,259,395
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	394,000	383,125
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	201,000	198,970
02/15/2025	6.625%	382,000	367,577
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	679,000	696,589
Unitymedia GmbH(a)
01/15/2025	6.125%	645,000	669,649
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	913,000	937,320
ViaSat, Inc.(a)
04/15/2027	5.625%	126,000	128,714
Virgin Media Finance PLC(a)
01/15/2025	5.750%	254,000	258,170
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	754,000	758,465
08/15/2026	5.500%	36,000	36,627
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	711,540
Ziggo BV(a)
01/15/2027	5.500%	580,000	574,420
Total			21,318,951
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	409,000	399,395
Angus Chemical Co.(a)
02/15/2023	8.750%	340,000	340,941
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	407,000	392,470
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	405,000	408,619
Chemours Co. (The)
05/15/2023	6.625%	225,000	232,834
05/15/2025	7.000%	240,000	253,850
INEOS Group Holdings SA(a)
08/01/2024	5.625%	485,000	482,426
LYB International Finance BV
07/15/2043	5.250%	2,960,000	3,032,209
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	1,419,000	1,409,043
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	782,000	785,351
PQ Corp.(a)
11/15/2022	6.750%	680,000	705,413
12/15/2025	5.750%	684,000	664,082
Sasol Financing International Ltd.
11/14/2022	4.500%	2,256,000	2,279,192
Sasol Financing USA LLC
03/27/2024	5.875%	408,000	432,588
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	734,000	738,515
Total			12,556,928
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	226,000	224,981
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	216,000	220,794
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	603,711
12/15/2026	6.500%	245,000	257,825
05/15/2027	5.500%	411,000	416,454
Total			1,723,765

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	437,000	438,521
09/01/2023	7.625%	336,000	286,309
frontdoor, Inc.(a)
08/15/2026	6.750%	140,000	143,251
Total			868,081
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	195,000	200,125
01/15/2027	7.750%	184,000	196,022
Mattel, Inc.(a)
12/31/2025	6.750%	273,000	268,592
Prestige Brands, Inc.(a)
03/01/2024	6.375%	604,000	614,592
Resideo Funding, Inc.(a)
11/01/2026	6.125%	72,000	74,303
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	592,000	615,578
12/15/2026	5.250%	116,000	112,786
Spectrum Brands, Inc.
07/15/2025	5.750%	699,000	706,871
Total			2,788,869
Diversified Manufacturing 0.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	86,000	89,541
02/15/2026	6.375%	104,000	110,488
Gates Global LLC/Co.(a)
07/15/2022	6.000%	276,000	276,822
SPX FLOW, Inc.(a)
08/15/2024	5.625%	232,000	233,063
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	90,000	92,772
WESCO Distribution, Inc.
06/15/2024	5.375%	362,000	367,074
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	387,000	409,873
Total			1,579,633
Electric 3.4%
AES Corp. (The)
03/15/2023	4.500%	724,000	730,827
09/01/2027	5.125%	245,000	254,993
Appalachian Power Co.
05/15/2044	4.400%	10,365,000	10,620,508
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
01/15/2025	5.750%	121,000	120,192
Calpine Corp.(a)
06/01/2026	5.250%	443,000	441,291
Clearway Energy Operating LLC
08/15/2024	5.375%	733,000	731,165
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	340,000	341,072
CMS Energy Corp.
03/01/2024	3.875%	4,145,000	4,247,390
11/15/2025	3.600%	585,000	589,296
02/15/2027	2.950%	619,000	591,270
03/31/2043	4.700%	1,070,000	1,120,664
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	8,972,110
DTE Energy Co.
10/01/2026	2.850%	17,062,000	16,234,766
Duke Energy Corp.
08/15/2027	3.150%	10,655,000	10,470,626
09/01/2046	3.750%	6,935,000	6,489,350
Duke Energy Progress LLC
03/30/2044	4.375%	2,180,000	2,339,079
08/15/2045	4.200%	3,777,000	3,949,405
09/15/2047	3.600%	2,870,000	2,742,179
Emera U.S. Finance LP
06/15/2046	4.750%	19,436,000	20,157,231
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,685,450
Indiana Michigan Power Co.
07/01/2047	3.750%	2,302,000	2,190,420
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	8,643,000	8,679,378
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	598,000	586,142
NRG Energy, Inc.
01/15/2027	6.625%	633,000	681,418
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	541,000	550,600
Southern Co. (The)
07/01/2026	3.250%	13,151,000	12,888,914
07/01/2036	4.250%	2,260,000	2,229,336
07/01/2046	4.400%	12,815,000	12,885,611
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	554,000	538,041
Vistra Energy Corp.
11/01/2024	7.625%	161,000	170,530

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	153,000	159,137
02/15/2027	5.625%	475,000	494,039
WEC Energy Group, Inc.
06/15/2025	3.550%	1,606,000	1,637,885
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,656,105
06/15/2028	4.000%	10,550,000	11,012,723
Total			156,189,143
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	50,000	47,372
Finance Companies 1.3%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	404,000	416,764
10/01/2023	5.125%	392,000	398,852
05/15/2024	5.250%	204,000	209,932
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	31,977,128
11/15/2035	4.418%	24,440,000	22,637,330
iStar, Inc.
04/01/2022	6.000%	357,000	358,206
Navient Corp.
06/15/2022	6.500%	1,347,000	1,405,921
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	53,000	54,324
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	647,000	583,622
Quicken Loans, Inc.(a)
05/01/2025	5.750%	703,000	704,878
Springleaf Finance Corp.
03/15/2023	5.625%	148,000	149,975
03/15/2024	6.125%	506,000	517,532
03/15/2025	6.875%	647,000	667,335
Total			60,081,799
Food and Beverage 3.2%
Anheuser-Busch InBev Worldwide, Inc.(a)
02/01/2046	4.900%	26,101,000	26,243,224
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	6,920,000	7,692,313
B&G Foods, Inc.
04/01/2025	5.250%	509,000	490,797
Bacardi Ltd.(a)
05/15/2048	5.300%	23,460,000	22,459,783
Conagra Brands, Inc.
11/01/2048	5.400%	11,040,000	11,084,546
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a),(h)
04/15/2027	5.250%	51,000	51,765
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	362,000	292,566
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,293,247
Kraft Heinz Foods Co.
06/01/2046	4.375%	32,893,000	28,460,570
MHP SE(a)
05/10/2024	7.750%	3,140,000	3,168,797
Molson Coors Brewing Co.
07/15/2046	4.200%	5,696,000	5,056,971
Mondelez International, Inc.(a)
10/28/2019	1.625%	32,085,000	31,851,325
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,238,000	1,243,837
01/15/2028	5.625%	176,000	174,675
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	3.091%	5,245,000	5,234,290
Total			145,798,706
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	292,000	303,271
04/01/2026	6.375%	25,000	25,919
08/15/2026	6.000%	368,000	377,229
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	96,000	92,507
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	390,978
09/15/2026	6.000%	227,000	229,982
International Game Technology PLC(a)
02/15/2022	6.250%	1,103,000	1,148,335
02/15/2025	6.500%	328,000	341,656
01/15/2027	6.250%	131,000	134,253
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	329,000	339,084
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	491,216
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	241,000	248,857
MGM Resorts International
03/15/2023	6.000%	1,090,000	1,153,620
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	297,000	288,838

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	310,000	311,123
Scientific Games International, Inc.
12/01/2022	10.000%	290,000	305,532
Scientific Games International, Inc.(a)
10/15/2025	5.000%	637,000	624,471
03/15/2026	8.250%	554,000	565,777
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	226,000	235,613
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	202,000	199,657
Total			7,807,918
Health Care 2.3%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	465,000	477,789
Avantor, Inc.(a)
10/01/2025	9.000%	417,000	451,551
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.638%	10,234,000	10,257,528
Becton Dickinson and Co.
06/06/2027	3.700%	19,330,000	19,255,251
05/15/2044	4.875%	5,060,000	5,168,056
Cardinal Health, Inc.
09/15/2045	4.900%	2,275,000	2,129,757
06/15/2047	4.368%	12,325,000	10,867,643
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	462,000	457,626
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	216,000	224,819
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	257,000	242,009
CVS Health Corp.
03/25/2048	5.050%	16,800,000	16,919,095
DaVita, Inc.
07/15/2024	5.125%	65,000	64,269
05/01/2025	5.000%	282,000	270,468
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	18,725,000	19,331,971
HCA, Inc.
02/01/2025	5.375%	189,000	200,346
09/01/2028	5.625%	1,220,000	1,288,912
02/01/2029	5.875%	214,000	230,270
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	13,342,843
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	676,000	674,108
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	166,000	164,497
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	697,000	701,666
Tenet Healthcare Corp.
04/01/2022	8.125%	140,000	150,748
07/15/2024	4.625%	482,000	483,446
05/01/2025	5.125%	257,000	258,042
08/01/2025	7.000%	376,000	380,449
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	402,000	418,028
Total			104,411,187
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	345,000	351,923
Centene Corp.(a)
06/01/2026	5.375%	745,000	777,171
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,220,000	3,130,445
WellCare Health Plans, Inc.
04/01/2025	5.250%	496,000	514,734
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	358,000	374,746
Total			5,149,019
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	356,000	379,009
06/01/2026	5.250%	104,000	106,977
Meritage Homes Corp.
04/01/2022	7.000%	439,000	470,071
06/01/2025	6.000%	408,000	428,892
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	338,000	342,749
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	21,000	21,093
Total			1,748,791
Independent Energy 0.4%
California Resources Corp.(a)
12/15/2022	8.000%	138,000	108,455
Callon Petroleum Co.
10/01/2024	6.125%	130,000	131,085
07/01/2026	6.375%	966,000	967,887
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	4,493,975
06/30/2033	6.450%	1,795,000	2,141,546

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	644,000	633,924
Centennial Resource Production LLC(a)
01/15/2026	5.375%	103,000	98,624
04/01/2027	6.875%	279,000	281,600
Chesapeake Energy Corp.
10/01/2026	7.500%	436,000	431,190
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	981,000	943,307
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	303,000	317,256
Extraction Oil & Gas, Inc.(a)
02/01/2026	5.625%	178,000	137,184
Halcon Resources Corp.
02/15/2025	6.750%	588,000	352,981
Hess Corp.
02/15/2041	5.600%	1,965,000	1,989,616
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	400,000	354,440
Jagged Peak Energy LLC
05/01/2026	5.875%	621,000	615,150
Laredo Petroleum, Inc.
03/15/2023	6.250%	340,000	303,336
Matador Resources Co.
09/15/2026	5.875%	417,000	417,091
MEG Energy Corp.(a)
01/15/2025	6.500%	95,000	93,528
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	800,000	789,654
10/15/2027	5.625%	185,000	184,014
PDC Energy, Inc.
09/15/2024	6.125%	389,000	388,214
05/15/2026	5.750%	194,000	189,126
QEP Resources, Inc.
03/01/2026	5.625%	451,000	410,212
SM Energy Co.
09/15/2026	6.750%	676,000	648,448
01/15/2027	6.625%	212,000	201,910
WPX Energy, Inc.
01/15/2022	6.000%	61,000	63,319
09/15/2024	5.250%	350,000	354,295
06/01/2026	5.750%	349,000	354,464
Total			18,395,831
Integrated Energy 0.1%
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,297,192
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
AMC Entertainment, Inc.
02/15/2022	5.875%	145,000	147,338
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	361,000	386,615
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	227,000	228,234
03/15/2026	5.625%	206,000	212,394
Viking Cruises Ltd.(a)
09/15/2027	5.875%	337,000	327,704
Total			1,302,285
Life Insurance 0.9%
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	67,979
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	2,355,000	2,330,148
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	7,270,000	7,024,798
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,589,000	6,680,093
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	1,405,000	1,571,686
05/15/2047	4.270%	10,325,000	10,614,606
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,109,950
06/15/2046	4.800%	4,816,000	4,982,330
Total			39,381,590
Lodging 0.0%
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	72,000	75,474
Media and Entertainment 0.1%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	742,000	784,672
Discovery Communications LLC
09/20/2047	5.200%	1,794,000	1,744,387
Match Group, Inc.
06/01/2024	6.375%	695,000	731,326
Netflix, Inc.
04/15/2028	4.875%	1,005,000	995,375
Netflix, Inc.(a)
11/15/2028	5.875%	735,000	776,429
05/15/2029	6.375%	32,000	34,647

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	394,000	404,835
Total			5,471,671
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	660,000	688,448
Constellium NV(a)
05/15/2024	5.750%	290,000	288,975
02/15/2026	5.875%	721,000	709,730
Freeport-McMoRan, Inc.
11/14/2024	4.550%	511,000	503,628
03/15/2043	5.450%	794,000	694,073
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	181,000	173,893
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	992,000	1,023,467
Novelis Corp.(a)
08/15/2024	6.250%	165,000	168,551
09/30/2026	5.875%	737,000	735,557
Total			4,986,322
Midstream 1.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	319,000	323,742
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	408,000	418,131
DCP Midstream Operating LP
07/15/2025	5.375%	375,000	392,174
04/01/2044	5.600%	290,000	280,116
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	293,813
Energy Transfer Operating LP
06/01/2027	5.500%	999,000	1,083,252
Enterprise Products Operating LLC
02/15/2045	5.100%	3,000,000	3,283,662
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	798,000	826,044
Kinder Morgan, Inc.
02/15/2046	5.050%	20,335,000	20,820,539
MPLX LP
04/15/2048	4.700%	6,430,000	6,140,856
NGPL PipeCo LLC(a)
08/15/2022	4.375%	136,000	138,651
08/15/2027	4.875%	164,000	166,950
12/15/2037	7.768%	214,000	258,598
NuStar Logistics LP
04/28/2027	5.625%	328,000	327,982
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	21,740,000	20,188,764
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	506,000	502,371
Sunoco LP/Finance Corp.
01/15/2023	4.875%	228,000	231,588
02/15/2026	5.500%	361,000	357,767
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	377,000	379,047
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,126,000	1,151,436
01/15/2028	5.000%	283,000	278,579
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	75,000	80,964
01/15/2029	6.875%	481,000	523,199
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	573,143
Williams Companies, Inc. (The)
09/15/2045	5.100%	17,510,000	17,993,171
Total			77,014,539
Natural Gas 0.8%
NiSource, Inc.
02/15/2023	3.850%	4,755,000	4,858,792
05/15/2047	4.375%	12,320,000	12,451,960
Sempra Energy
11/15/2020	2.850%	10,845,000	10,818,929
11/15/2025	3.750%	7,365,000	7,342,691
06/15/2027	3.250%	637,000	609,073
Total			36,081,445
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	704,000	713,323
Calfrac Holdings LP(a)
06/15/2026	8.500%	207,000	160,246
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	142,000	137,123
Nabors Industries, Inc.
02/01/2025	5.750%	712,000	638,645
Rowan Companies, Inc.
01/15/2024	4.750%	233,000	189,127
SESI LLC
09/15/2024	7.750%	326,000	269,836
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	176,715	180,292
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	100,170	101,524

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	121,000	126,038
Transocean, Inc.(a)
01/15/2026	7.500%	223,000	220,161
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	540,000	552,701
Weatherford International Ltd.
06/15/2023	8.250%	300,000	212,307
Total			3,501,323
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	486,000	479,864
Massachusetts Institute of Technology
07/01/2114	4.678%	8,474,000	9,999,074
07/01/2116	3.885%	3,080,000	2,916,428
WeWork Companies, Inc.(a)
05/01/2025	7.875%	223,000	204,465
Total			13,599,831
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	314,000	321,750
03/15/2027	5.375%	824,000	852,544
Total			1,174,294
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	348,000	350,836
02/15/2025	6.000%	698,000	696,528
BWAY Holding Co.(a)
04/15/2024	5.500%	226,000	224,537
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	365,000	352,938
Novolex (a)
01/15/2025	6.875%	186,000	178,517
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	409,000	416,178
07/15/2024	7.000%	320,000	329,078
Total			2,548,612
Pharmaceuticals 1.7%
AbbVie, Inc.
05/14/2025	3.600%	2,095,000	2,099,309
11/14/2048	4.875%	7,750,000	7,612,655
Allergan Funding SCS
06/15/2044	4.850%	7,435,000	7,390,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
05/22/2019	2.200%	32,708,000	32,680,204
05/01/2045	4.400%	3,630,000	3,556,442
06/15/2048	4.563%	5,331,000	5,321,564
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	7,000	7,404
04/15/2025	6.125%	739,000	732,135
11/01/2025	5.500%	429,000	438,223
04/01/2026	9.250%	730,000	799,895
01/31/2027	8.500%	311,000	329,865
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	336,000	333,237
Celgene Corp.
02/20/2048	4.550%	1,900,000	1,928,152
Gilead Sciences, Inc.
09/20/2019	1.850%	5,040,000	5,012,850
Inretail Pharma SA(a)
05/02/2023	5.375%	2,256,000	2,352,629
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	704,000	717,501
Johnson & Johnson
12/05/2033	4.375%	4,343,000	4,860,421
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	267,000	270,918
Total			76,444,315
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	96,000	99,553
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	206,000	211,544
HUB International Ltd.(a)
05/01/2026	7.000%	588,000	581,046
Liberty Mutual Group, Inc.(a)
05/01/2042	6.500%	2,447,000	3,017,586
Total			3,909,729
Railroads 0.5%
Canadian National Railway Co.
02/03/2020	2.400%	10,730,000	10,702,284
CSX Corp.
05/30/2042	4.750%	2,780,000	2,961,970
11/01/2066	4.250%	9,585,000	8,898,887
Total			22,563,141
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,221,516

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
02/15/2026	6.750%	533,000	501,406
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	275,000	277,814
McDonald’s Corp.
12/09/2045	4.875%	6,290,000	6,796,320
Total			8,797,056
Retailers 0.2%
Cencosud SA(a)
02/12/2045	6.625%	1,820,000	1,824,816
CVS Pass-Through Trust(a)
01/10/2036	4.704%	3,412,540	3,508,818
L Brands, Inc.
11/01/2035	6.875%	244,000	210,635
Lowe’s Companies, Inc.
05/03/2047	4.050%	4,700,000	4,418,940
Party City Holdings, Inc.(a)
08/15/2023	6.125%	44,000	44,741
08/01/2026	6.625%	121,000	120,270
Penske Automotive Group, Inc.
08/15/2020	3.750%	600,000	599,423
Total			10,727,643
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	171,000	176,110
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	139,000	132,096
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,053,555
02/01/2047	4.450%	2,830,000	2,567,721
01/15/2048	4.650%	14,306,000	13,316,683
Total			19,246,165
Technology 1.1%
Ascend Learning LLC(a)
08/01/2025	6.875%	435,000	432,694
08/01/2025	6.875%	242,000	240,688
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	27,685,000	26,450,637
Camelot Finance SA(a)
10/15/2024	7.875%	1,438,000	1,515,689
CDK Global, Inc.
06/01/2027	4.875%	496,000	495,454
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.973%	12,395,000	12,410,419
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Finance LLC(a)
03/01/2024	5.500%	204,000	208,893
03/01/2026	6.000%	308,000	318,089
03/01/2027	8.250%	123,000	127,630
CommScope Technologies LLC(a)
06/15/2025	6.000%	441,000	428,594
03/15/2027	5.000%	181,000	160,746
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%	182,000	185,496
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	100,000	103,827
Equinix, Inc.
01/15/2026	5.875%	1,328,000	1,398,166
Gartner, Inc.(a)
04/01/2025	5.125%	716,000	723,298
Informatica LLC(a)
07/15/2023	7.125%	434,000	443,295
Iron Mountain, Inc.
08/15/2024	5.750%	481,000	485,792
NCR Corp.
07/15/2022	5.000%	233,000	232,347
12/15/2023	6.375%	485,000	498,753
PTC, Inc.
05/15/2024	6.000%	451,000	472,118
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	740,000	717,417
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	598,000	587,969
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	314,000	332,798
Symantec Corp.(a)
04/15/2025	5.000%	880,000	880,153
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	255,000	257,834
VeriSign, Inc.
05/01/2023	4.625%	475,000	482,336
Verscend Escrow Corp.(a)
08/15/2026	9.750%	357,000	356,473
Total			50,947,605
Tobacco 0.3%
BAT Capital Corp.
08/14/2020	2.297%	13,110,000	12,976,920
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	126,000	127,325

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	215,000	206,256
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	7,780,201
FedEx Corp.
04/01/2046	4.550%	18,390,000	17,703,777
Hertz Corp. (The)(a)
06/01/2022	7.625%	591,000	605,475
XPO Logistics, Inc.(a)
06/15/2022	6.500%	212,000	216,084
Total			26,639,118
Wireless 0.6%
Altice France SA(a)
05/01/2026	7.375%	873,000	855,175
02/01/2027	8.125%	290,000	293,037
Altice Luxembourg SA(a)
05/15/2022	7.750%	221,000	221,013
America Movil SAB de CV
03/30/2020	5.000%	17,135,000	17,491,802
SBA Communications Corp.
09/01/2024	4.875%	931,000	940,778
Sprint Corp.
02/15/2025	7.625%	1,682,000	1,716,757
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,084,000	1,157,170
02/01/2026	4.500%	361,000	361,059
04/15/2027	5.375%	350,000	362,197
02/01/2028	4.750%	553,000	548,423
Wind Tre SpA(a)
01/20/2026	5.000%	929,000	845,932
Total			24,793,343
Wirelines 0.8%
AT&T, Inc.
03/01/2029	4.350%	1,633,000	1,667,922
03/01/2037	5.250%	8,091,000	8,512,088
03/01/2039	4.850%	10,607,000	10,669,475
CenturyLink, Inc.
03/15/2022	5.800%	960,000	980,625
12/01/2023	6.750%	552,000	577,361
Frontier Communications Corp.
09/15/2022	10.500%	110,000	83,860
01/15/2023	7.125%	256,000	154,928
09/15/2025	11.000%	215,000	141,611
Frontier Communications Corp.(a)
04/01/2026	8.500%	287,000	266,973
Telecom Italia Capital SA
09/30/2034	6.000%	221,000	206,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia SpA(a)
05/30/2024	5.303%	274,000	274,303
Verizon Communications, Inc.
08/10/2033	4.500%	11,250,000	11,880,506
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	1,058,000	1,055,542
Total			36,471,350
Total Corporate Bonds & Notes (Cost $1,198,618,331)			1,202,339,849

Foreign Government Obligations(j) 2.9%

Argentina 2.0%
Argentine Republic Government International Bond
01/26/2027	6.875%	57,000,000	46,119,099
01/11/2028	5.875%	11,942,000	9,158,260
Provincia de Buenos Aires(a)
06/15/2027	7.875%	5,805,000	4,252,964
Provincia de Cordoba(a)
06/10/2021	7.125%	36,000,000	31,211,568
08/01/2027	7.125%	2,690,000	1,925,523
Total			92,667,414
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,431,097
Colombia 0.0%
Ecopetrol SA
09/18/2043	7.375%	1,705,000	2,050,159
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,718,250
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,148,327
El Salvador 0.1%
El Salvador Government International Bond(a)
12/01/2019	7.375%	2,256,000	2,278,874
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,881,456
03/15/2024	7.500%	2,256,000	2,470,117
Total			6,351,573

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	5,205,000	5,074,198
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%	2,256,000	2,226,304
Oman 0.1%
Oman Government International Bond(a)
06/15/2021	3.625%	2,256,000	2,191,262
Paraguay 0.1%
Paraguay Government International Bond(a)
03/13/2048	5.600%	3,325,000	3,569,387
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,733,917
Sberbank of Russia Via SB Capital SA(a)
Subordinated
10/29/2022	5.125%	1,020,000	1,025,971
Total			3,759,888
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	1,775,000	1,704,398
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	3,500,000	3,483,865
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	2,256,000	2,275,377
Total Foreign Government Obligations (Cost $139,507,928)			132,930,373

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	905,000	1,040,406
Series 2015B
01/01/2033	7.375%	660,000	736,157
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	2,195,000	2,227,881
Total			4,004,444
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	1,510,000	2,025,499
Total Municipal Bonds (Cost $5,510,740)			6,029,943

Residential Mortgage-Backed Securities - Agency 34.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2024	8.000%	10,109	10,765
01/01/2025	9.000%	3,834	4,136
09/01/2028- 10/01/2031	6.000%	251,164	273,699
04/01/2030- 04/01/2032	7.000%	130,720	147,664
08/01/2045- 01/01/2046	3.500%	67,485,035	69,080,474
10/01/2045	4.000%	23,551,464	24,393,239
04/01/2048	4.500%	50,996,803	53,439,826
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.416%	1,302,794	159,446
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	3.566%	3,201,415	550,143
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	3.716%	19,514,706	3,497,547
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	3.566%	7,680,077	1,228,261

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.486%	2,783,780	509,431
CMO STRIPS Series 312 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 09/15/2043	3.466%	2,824,530	514,821
Federal Home Loan Mortgage Corp.(k)
CMO Series 4176 Class BI
03/15/2043	3.500%	3,109,253	560,655
CMO Series 4182 Class DI
05/15/2039	3.500%	8,247,440	738,399
Federal Home Loan Mortgage Corp.(g),(k)
CMO Series 4620 Class AS
11/15/2042	1.543%	3,356,498	148,509
Federal National Mortgage Association
11/01/2021- 04/01/2022	8.000%	1,990	2,062
04/01/2023	8.500%	491	493
06/01/2024	9.000%	3,803	3,836
02/01/2027- 08/01/2029	3.000%	18,198,503	18,399,592
02/01/2027- 09/01/2031	7.500%	33,482	36,023
10/01/2028- 08/01/2035	6.000%	1,141,702	1,245,747
05/01/2029- 05/01/2038	7.000%	2,196,487	2,545,631
08/01/2034	5.500%	915,105	1,014,568
08/01/2043- 02/01/2048	3.500%	133,735,059	136,273,862
05/01/2044- 06/01/2048	4.000%	132,069,772	136,537,552
CMO Series 2017-72 Class B
09/25/2047	3.000%	34,875,961	34,806,949
Federal National Mortgage Association(h)
04/15/2034	2.500%	41,500,000	41,252,398
04/15/2034- 04/10/2049	3.000%	109,000,000	109,421,888
04/15/2034- 04/10/2049	3.500%	28,000,000	28,453,269
04/10/2049	4.000%	151,900,000	156,244,659
04/10/2049	4.500%	50,000,000	52,094,727
04/10/2049	5.000%	278,000,000	293,902,537
Federal National Mortgage Association(l)
08/01/2040- 06/01/2044	4.500%	20,811,199	22,003,440
06/01/2047	4.000%	24,402,825	25,220,220
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(k)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	5,808,678	804,395
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.415%	4,492,459	884,958
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.665%	5,667,831	950,312
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.515%	3,952,074	755,608
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.515%	18,909,433	3,704,659
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.515%	49,677,501	9,184,351
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.665%	20,536,596	4,280,330
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.615%	23,206,747	4,158,721
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.665%	17,454,398	3,710,576
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.715%	24,164,739	4,621,588

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.715%	22,265,113	4,124,459
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.665%	36,041,710	7,008,519
Government National Mortgage Association(h)
04/17/2049	3.500%	149,000,000	152,221,542
04/17/2049	4.500%	50,000,000	51,930,664
Government National Mortgage Association(k)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,826,291	911,997
Government National Mortgage Association(b),(k)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.712%	22,453,840	3,799,223
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.712%	22,647,128	4,386,506
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	3.712%	33,102,294	6,543,393
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.712%	19,084,475	3,345,035
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	3.662%	22,378,404	3,600,195
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.712%	26,032,428	4,419,270
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.712%	25,336,563	4,891,261
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.712%	19,015,156	3,432,032
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	3.762%	29,684,294	5,285,689
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.712%	24,761,994	4,239,211
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.712%	21,624,628	3,061,957
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.662%	22,261,894	3,585,512
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.662%	48,999,630	8,554,992
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.662%	30,024,818	4,438,650
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.712%	24,703,198	4,695,974
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.712%	31,730,127	4,897,142
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.712%	33,463,009	5,688,909

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	3.512%	39,903,263	7,520,568
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.562%	51,648,495	8,427,433
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.662%	31,155,309	5,595,017
Total Residential Mortgage-Backed Securities - Agency (Cost $1,545,333,949)			1,564,377,116

Residential Mortgage-Backed Securities - Non-Agency 24.6%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,544,236	1,554,628
CMO Series 2017-A Class A
04/25/2057	3.470%	6,845,369	6,850,507
Series 2017-B Class A
09/25/2056	3.163%	18,997,148	18,755,041
Angel Oak Mortgage Trust I LLC(a),(c),(e),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,841,341
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2019-1 Class A1
11/25/2048	3.920%	31,578,325	31,794,766
CMO Series 2019-2 Class A2
03/25/2049	3.769%	9,500,000	9,496,956
CMO Series 2019-2 Class A3
03/25/2049	3.872%	7,900,000	7,897,469
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	8,202,195	8,168,872
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	6,565,483	6,716,126
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G75
05/24/2036	3.725%	2,724,427	2,702,989
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	17,000,000	17,000,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVa Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,978,200	2,080,888
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.358%	1,309,268	1,311,922
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	52,992	52,851
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.436%	18,275,523	18,268,173
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.836%	8,500,000	8,481,824
CMO Series 2018-3A Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2027	3.686%	11,300,000	11,292,997
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	21,550,000	21,550,000
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	5,431,980	5,428,633
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.236%	14,900,000	14,977,255
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	18,103,091	17,717,891
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	22,952,495	22,799,758
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.578%	26,020,991	25,830,611
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.217%	614,529	614,437
CMO Series 2014-12 Class 3A1
10/25/2035	4.121%	3,978,578	4,024,021
CMO Series 2014-C Class A
02/25/2054	3.250%	523,213	517,361

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-A Class A4
06/25/2058	4.250%	2,337,656	2,393,693
CMO Series 2015-A Class B3
06/25/2058	4.500%	905,948	891,181
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	9,576,505	9,417,758
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	6,793,931	136,138
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	6,772,818	6,910,187
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,688,249	3,512,055
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	6,046,084
COLT 2019-1 Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	8,262,627	8,286,436
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	350,439	348,541
CMO Series 2018-1 Class A2
02/25/2048	2.981%	1,724,302	1,720,488
CMO Series 2018-3 Class A1
10/26/2048	3.692%	10,853,459	10,970,004
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	2,000,000	1,981,932
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2009-14R Class 4A9
10/26/2035	4.637%	5,594,435	5,762,220
CMO Series 2010-8R Class 1A5
03/26/2036	4.000%	3,895,778	3,904,551
CMO Series 2011-12R Class 3A1
07/27/2036	4.427%	1,306,390	1,311,328
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	26,531,630	27,152,632
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	5,948,586	5,938,457
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	498,576
CMO Series 2018-4A Class M1
10/25/2058	4.735%	11,655,000	12,138,311
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	837,616
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,955,740
Ellington Financial Mortgage Trust(a),(c),(e),(g)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	6,105,736	6,166,794
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	7,041,064	7,183,979
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	4,005,529	3,975,954
CMO Series 2018-2 Class A1
06/26/2023	4.090%	18,866,551	18,699,140
GCAT LLC(a),(c),(g)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	15,689,000	15,688,804
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	41,682,090	40,781,974
Homeward Opportunities Fund I Trust(a),(g)
CMO Series 2019-1 Class A1
01/25/2059	3.648%	9,100,000	9,099,877
JPMorgan Resecuritization Trust(a),(g)
CMO Series 2014-1 Class 1016
03/26/2036	4.905%	392,638	392,514
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	531,660	530,190
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	10,805,588	10,749,963
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,934,341
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	11,808,676	11,796,167
LVII Resecuritization Trust(a),(g)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	5.777%	14,500,000	14,821,871
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	8,459,213	8,563,348
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	17,799,519	17,882,919
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	7,482,099	7,546,614

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	12,052,992	12,091,565
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	3.010%	712,403	708,352
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	25,999,035	25,886,106
Series 2018-PLS1 Class C
01/25/2023	3.981%	17,027,537	16,986,673
Subordinated CMO Series 2018-PLS1 Class B
01/25/2023	3.588%	5,858,937	5,846,471
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	11,175,611	11,190,745
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	14,800,133	14,819,977
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	4.036%	9,500,000	9,466,142
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.736%	2,366,639	2,369,283
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.484%	23,000,000	23,055,069
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.336%	25,950,000	26,006,579
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.136%	17,400,000	17,453,475
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	7,982,898	7,957,150
CMO Series 2017-2A Class A2
09/25/2022	5.000%	8,860,000	8,843,149
CMO Series 2018-2A Class A1
08/25/2023	4.000%	18,822,419	18,814,294
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	16,833,834	16,784,109
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,972,474
CMO Series 2018-1A Class A1
04/25/2023	3.750%	18,517,263	18,489,142
CMO Series 2018-3A Class A1
10/25/2023	4.483%	30,564,148	30,802,799
CMO Series 2019-1A Class A1
01/25/2024	4.500%	31,376,000	31,510,235
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	22,318,195	22,198,596
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.459%	15,000,000	15,051,034
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	4.483%	2,027,216	2,031,269
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	7,790,680	7,849,885
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	9,753,452	9,794,123
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	22,618,728	22,563,344
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	10,314,000	10,310,501
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	17,526,012	17,517,307
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	13,182,696	13,240,076
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	35,000,000	34,898,125
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(g)
CMO Series 2018-NPL9 Class A1A
10/25/2048	4.458%	12,785,013	12,869,724
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	12,718,430	12,718,421
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	4,807,953	4,767,082

34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	10,467,599	10,622,151
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	24,929,005	25,240,932
CMO Series 2019-1 Class A1
02/25/2059	3.836%	6,537,841	6,584,996
CMO Series 2019-1 Class A3
02/25/2059	4.040%	6,486,626	6,533,277
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	5,749,882	5,704,638
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	6,000,000	5,963,059
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,119,740,548)			1,121,168,023

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.740%	277,000	272,673
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.489%	347,933	171,357
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(m),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.240%	276,857	276,580
8th Avenue Food & Provisions, Inc.(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.240%	76,349	76,063
Total			352,643
Health Care 0.0%
Avantor, Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	0.000%	56,584	56,631
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.601%	63,102	63,260
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(m),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.249%	154,605	152,672
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.481%	158,175	157,046
Property & Casualty 0.0%
HUB International Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.515%	183,612	177,339
Technology 0.1%
Ascend Learning LLC(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%	210,533	205,708
Commscope, Inc.(b),(m),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/06/2026		115,000	114,808
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.490%	263,000	259,384
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(m),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.749%	143,636	141,661
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.101%	182,415	175,689
Qlik Technologies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	0.000%	225,454	223,763

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv US Holdings, Inc.(a),(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	1,020,057	989,638
Tempo Acquisition LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	0.000%	201,487	199,422
Total			2,310,073
Total Senior Loans (Cost $3,922,430)			3,713,694

U.S. Treasury Obligations 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	29,762,591
08/15/2048	3.000%	7,560,000	7,828,828
Total U.S. Treasury Obligations (Cost $37,272,716)			37,591,419
Options Purchased Calls 0.1%
Value ($)
(Cost $1,312,500)	3,475,825

Options Purchased Puts 0.0%

(Cost $2,702,000)	828,492

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(o),(p)	93,515,342	93,505,990
Total Money Market Funds (Cost $93,505,990)		93,505,990
Total Investments in Securities (Cost: $5,409,176,186)		5,420,791,758
Other Assets & Liabilities, Net		(864,065,650)
Net Assets		4,556,726,108

At March 31, 2019, securities and/or cash totaling $25,514,049 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,032	06/2019	USD	154,445,250	4,291,181	—
U.S. Treasury 10-Year Note	7,567	06/2019	USD	939,963,281	14,245,283	—
U.S. Treasury 2-Year Note	1,797	06/2019	USD	382,929,469	—	(35,236)
U.S. Treasury 5-Year Note	2,515	06/2019	USD	291,307,734	2,341,926	—
U.S. Treasury Ultra 10-Year Note	206	06/2019	USD	27,352,938	604,682	—
U.S. Ultra Treasury Bond	49	06/2019	USD	8,232,000	—	(7,742)
Total					21,483,072	(42,978)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(5,700)	12/2019	USD	(1,390,372,500)	—	(4,696,484)
Euro-Bund	(1,587)	06/2019	EUR	(263,981,580)	—	(5,980,389)
Total					—	(10,676,873)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	250,000,000	250,000,000	2.50	06/19/2019	1,312,500	3,475,825

36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	280,000,000	280,000,000	3.15	03/02/2020	2,702,000	828,492

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(407,810,000)	(407,810,000)	2.30	6/20/2019	(632,106)	(1,448,582)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	17,000,000	957,576	(7,083)	710,450	—	240,043	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	8,000,000	450,624	(3,333)	344,378	—	102,913	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	18,000,000	1,161,270	(7,500)	1,027,056	—	126,714	—
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	17,000,000	957,576	(7,083)	989,359	—	—	(38,866)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	957,575	(7,083)	762,614	—	187,878	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	957,576	(7,084)	1,009,431	—	—	(58,939)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	17,000,000	957,576	(7,084)	1,090,912	—	—	(140,420)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	9,000,000	580,635	(3,750)	454,821	—	122,064	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	9,500,000	612,893	(3,958)	511,236	—	97,699	—
Total							7,593,301	(53,958)	6,900,257	—	877,311	(238,225)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	92,575,000	(1,015,194)	—	—	—	(1,015,194)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.346	USD	10,000,000	(1,260,980)	4,167	—	(1,351,625)	94,812	—
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $2,610,393,909, which represents 57.29% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $23,449,022, which represents 0.51% of total net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	105,738,835	371,160,601	(383,384,094)	93,515,342	—	—	788,344	93,505,990
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	291,597	—	—	291,597
Asset-Backed Securities — Non-Agency	—	789,437,128	19,305,447	—	808,742,575
Commercial Mortgage-Backed Securities - Agency	—	87,594,055	—	—	87,594,055
Commercial Mortgage-Backed Securities - Non-Agency	—	358,202,807	—	—	358,202,807
Corporate Bonds & Notes	—	1,202,339,849	—	—	1,202,339,849
Foreign Government Obligations	—	132,930,373	—	—	132,930,373
Municipal Bonds	—	6,029,943	—	—	6,029,943
Residential Mortgage-Backed Securities - Agency	—	1,564,377,116	—	—	1,564,377,116
Residential Mortgage-Backed Securities - Non-Agency	—	1,088,471,084	32,696,939	—	1,121,168,023
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Senior Loans	—	3,713,694	—	—	3,713,694
U.S. Treasury Obligations	37,591,419	—	—	—	37,591,419
Options Purchased Calls	—	3,475,825	—	—	3,475,825
Options Purchased Puts	—	828,492	—	—	828,492
Money Market Funds	—	—	—	93,505,990	93,505,990
Total Investments in Securities	37,591,419	5,237,691,963	52,002,386	93,505,990	5,420,791,758
Investments in Derivatives
Asset
Futures Contracts	21,483,072	—	—	—	21,483,072
Swap Contracts	—	972,123	—	—	972,123
Liability
Futures Contracts	(10,719,851)	—	—	—	(10,719,851)
Options Contracts Written	—	(1,448,582)	—	—	(1,448,582)
Swap Contracts	—	(1,253,419)	—	—	(1,253,419)
Total	48,354,640	5,235,962,085	52,002,386	93,505,990	5,429,825,101
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2019 ($)
Asset-Backed Securities — Agency	20,016,260	—	—	(710,813)	—	—	—	—	19,305,447
Residential Mortgage-Backed Securities — Non-Agency	16,748,630	—	—	613,564	15,688,804	(354,059)	—	—	32,696,939
Total	36,764,890	—	—	(97,249)	15,688,804	(354,509)	—	—	52,002,386
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2019 was $(97,249), which is comprised of Non-Agency Asset-Backed Securities — Non-Agency of $(710,813) and Residential Mortgage-Backed Securities — of $613,564.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
40	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 1.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.5%
French Republic Government Bond OAT(c)
05/25/2048	2.000%	EUR	445,000	584,842
Greece 0.0%
Hellenic Republic Government Bond(d)
10/15/2042	0.000%	EUR	12,871,600	47,734
Italy 0.6%
Italy Buoni Poliennali Del Tesoro(c)
03/01/2048	3.450%	EUR	580,000	651,511
Total Foreign Government Obligations (Cost $1,700,573)				1,284,087

Inflation-Indexed Bonds(a) 97.8%

Australia 1.3%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	444,586	325,011
09/20/2030	2.500%	AUD	352,843	309,812
08/21/2035	2.000%	AUD	227,588	199,426
08/21/2040	1.250%	AUD	170,448	135,947
Australia Government Index-Linked Bond(c)
08/20/2020	4.000%	AUD	51,633	38,515
09/20/2025	3.000%	AUD	533,348	445,484
Total				1,454,195
Canada 1.9%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	265,318	220,963
12/01/2026	4.250%	CAD	220,552	217,749
12/01/2031	4.000%	CAD	380,081	418,157
12/01/2036	3.000%	CAD	278,870	301,154
12/01/2041	2.000%	CAD	360,336	358,910
12/01/2044	1.500%	CAD	450,684	421,626
12/01/2047	1.250%	CAD	205,869	187,121
12/01/2050	0.500%	CAD	82,229	62,310
Total				2,187,990
Denmark 0.2%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,670,715	270,644
France 10.3%
France Government Bond OAT(c)
07/25/2021	0.100%	EUR	228,213	265,957
07/25/2023	2.100%	EUR	874,463	1,127,142
03/01/2025	0.100%	EUR	385,680	462,597
07/25/2027	1.850%	EUR	2,462,787	3,473,333
07/25/2029	3.400%	EUR	257,262	419,401
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
07/25/2030	0.700%	EUR	226,393	298,356
07/25/2032	3.150%	EUR	520,192	898,116
07/25/2047	0.100%	EUR	711,819	867,179
French Republic Government Bond OAT(c)
07/25/2022	1.100%	EUR	1,797,802	2,210,389
07/25/2024	0.250%	EUR	20,849	25,538
03/01/2028	0.100%	EUR	420,972	510,678
07/25/2036	0.100%	EUR	403,736	495,825
07/25/2040	1.800%	EUR	424,277	705,989
Total				11,760,500
Germany 2.2%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	456,254	612,365
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2023	0.100%	EUR	579,101	694,324
04/15/2026	0.100%	EUR	584,317	727,251
04/15/2046	0.100%	EUR	312,588	451,098
Total				2,485,038
Italy 6.2%
Italy Buoni Poliennali Del Tesoro(c)
10/27/2020	1.250%	EUR	224,583	257,985
09/15/2021	2.100%	EUR	311,304	371,356
05/15/2022	0.100%	EUR	315,520	353,478
05/22/2023	0.450%	EUR	170,400	187,286
09/15/2023	2.600%	EUR	1,901,507	2,322,526
09/15/2026	3.100%	EUR	778,127	986,086
05/15/2028	1.300%	EUR	1,024,840	1,121,042
09/15/2032	1.250%	EUR	999,463	1,038,293
09/15/2041	2.550%	EUR	379,086	449,169
Total				7,087,221
Japan 7.0%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	731,500	6,775
03/10/2024	0.100%	JPY	103,900	966
09/10/2024	0.100%	JPY	43,068,600	401,229
03/10/2025	0.100%	JPY	147,188,900	1,371,222
03/10/2026	0.100%	JPY	104,928,845	983,775
03/10/2027	0.100%	JPY	228,532,960	2,150,680
03/10/2028	0.100%	JPY	325,554,801	3,061,816
Total				7,976,463
New Zealand 2.8%
New Zealand Government Inflation-Linked Bond(c)
09/20/2030	3.000%	NZD	2,909,211	2,440,214
09/20/2035	2.500%	NZD	570,530	473,775
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	41

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	294,291	250,818
Total				3,164,807
Spain 2.4%
Spain Government Inflation-Linked Bond
11/30/2021	0.300%	EUR	1,046,969	1,234,453
Spain Government Inflation-Linked Bond(c)
11/30/2024	1.800%	EUR	143,863	186,558
11/30/2027	0.650%	EUR	531,856	646,768
11/30/2030	1.000%	EUR	138,344	173,120
11/30/2033	0.700%	EUR	457,527	542,791
Total				2,783,690
Sweden 0.9%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,414	1,611
06/01/2022	0.250%	SEK	2,629,993	307,737
06/01/2025	1.000%	SEK	3,139,218	402,611
12/01/2028	3.500%	SEK	1,610,538	265,870
Total				977,829
United Kingdom 23.6%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2024	0.125%	GBP	467,236	692,747
11/22/2027	1.250%	GBP	452,330	795,698
03/22/2029	0.125%	GBP	483,040	798,438
11/22/2032	1.250%	GBP	254,305	512,193
03/22/2034	0.750%	GBP	871,835	1,704,346
01/26/2035	2.000%	GBP	695,432	1,564,648
11/22/2036	0.125%	GBP	87,123	165,519
11/22/2037	1.125%	GBP	658,066	1,471,814
11/22/2042	0.625%	GBP	586,423	1,347,789
03/22/2044	0.125%	GBP	700,842	1,489,654
03/22/2046	0.125%	GBP	531,645	1,164,837
11/22/2047	0.750%	GBP	625,698	1,611,461
08/10/2048	0.125%	GBP	242,163	554,393
03/22/2052	0.250%	GBP	538,140	1,353,843
11/22/2055	1.250%	GBP	570,167	1,918,917
11/22/2056	0.125%	GBP	215,730	570,566
03/22/2058	0.125%	GBP	455,923	1,227,325
11/22/2065	0.125%	GBP	285,957	889,800
03/22/2068	0.125%	GBP	533,760	1,753,025
United Kingdom Gilt Inflation-Linked Bond
03/22/2040	0.625%		921,999	2,003,717
03/22/2050	0.500%		600,230	1,538,019
03/22/2062	0.375%		558,340	1,730,467
Total				26,859,216
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 39.0%
U.S. Treasury Inflation-Indexed Bond
07/15/2021	0.625%	552,757	557,709
01/15/2022	0.125%	567,115	562,632
04/15/2022	0.125%	4,020,548	3,979,442
07/15/2022	0.125%	65,666	65,328
01/15/2023	0.125%	842,856	833,348
04/15/2023	0.625%	992,975	999,842
01/15/2024	0.625%	640,718	646,933
07/15/2024	0.125%	2,194,096	2,167,215
01/15/2025	0.250%	610,995	604,548
07/15/2025	0.375%	3,114,915	3,112,799
01/15/2026	0.625%	2,748,650	2,779,928
01/15/2026	2.000%	1,210,997	1,335,819
07/15/2026	0.125%	3,087,991	3,020,192
01/15/2027	0.375%	4,350,974	4,311,778
01/15/2027	2.375%	1,716,028	1,961,556
07/15/2027	0.375%	1,142,046	1,133,292
01/15/2028	0.500%	795,857	793,983
01/15/2028	1.750%	594,673	656,649
04/15/2028	3.625%	63,799	80,993
07/15/2028	0.750%	1,372,628	1,403,343
01/15/2029	0.875%	2,456,989	2,535,909
01/15/2029	2.500%	1,295,336	1,534,940
04/15/2032	3.375%	483,511	651,425
02/15/2040	2.125%	1,226,155	1,529,761
02/15/2041	2.125%	1,137,787	1,427,247
02/15/2042	0.750%	1,313,206	1,278,767
02/15/2043	0.625%	897,646	844,506
02/15/2044	1.375%	588,546	650,351
02/15/2045	0.750%	1,325,300	1,273,954
02/15/2047	0.875%	495,245	490,094
02/15/2048	1.000%	1,076,754	1,099,594
02/15/2049	1.000%	180,032	184,689
Total			44,508,566
Total Inflation-Indexed Bonds (Cost $109,165,078)			111,516,159

Options Purchased Calls 0.4%
Value ($)
(Cost $231,727)	416,744

Options Purchased Puts 0.1%

(Cost $245,807)	139,031

42	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(e),(f)	1,220,034	1,219,912
Total Money Market Funds (Cost $1,219,912)		1,219,912
Total Investments in Securities (Cost $112,563,097)		114,575,933
Other Assets & Liabilities, Net		(543,308)
Net Assets		$114,032,625
At March 31, 2019, securities and/or cash totaling $450,555 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
84,000 AUD	60,115 USD	Citi	04/04/2019	469	—
916,307 EUR	1,044,438 USD	Citi	04/04/2019	16,397	—
819,466 GBP	1,085,019 USD	Citi	04/04/2019	17,598	—
388,008,000 JPY	3,515,096 USD	Citi	04/04/2019	13,533	—
2,832,000 NZD	1,943,142 USD	Citi	04/04/2019	14,481	—
60,001 USD	84,000 AUD	Citi	04/04/2019	—	(355)
201,650 USD	269,000 CAD	Citi	04/04/2019	—	(345)
2,934,829 USD	2,606,307 EUR	Citi	04/04/2019	—	(10,709)
888,342 USD	666,466 GBP	Citi	04/04/2019	—	(20,217)
2,191,397 USD	241,996,000 JPY	Citi	04/04/2019	—	(7,514)
548,634 USD	806,000 NZD	Citi	04/04/2019	272	—
1,397,117 USD	2,021,000 NZD	Citi	04/04/2019	—	(20,767)
84,000 AUD	60,039 USD	Citi	05/02/2019	360	—
754,307 EUR	854,060 USD	Citi	05/02/2019	5,767	—
2,021,000 NZD	1,397,744 USD	Citi	05/02/2019	20,695	—
608,256 USD	539,000 EUR	Citi	05/02/2019	—	(2,097)
882,670 USD	666,466 GBP	Citi	05/02/2019	—	(13,319)
188,119 CAD	140,940 USD	Citi	05/06/2019	48	—
2,019,696 EUR	2,274,787 USD	Citi	05/06/2019	2,629	—
215,419 NZD	147,000 USD	Citi	05/06/2019	208	—
806,000 NZD	548,955 USD	Citi	05/06/2019	—	(277)
1,807,885 GBP	2,359,892 USD	Citi	05/07/2019	1,039	—
241,996,000 JPY	2,196,968 USD	Citi	05/07/2019	6,810	—
160,770 AUD	100,000 EUR	Citi	06/19/2019	—	(1,395)
480,000 AUD	37,395,840 JPY	Citi	06/19/2019	—	(1,820)
303,137 CAD	200,000 EUR	Citi	06/19/2019	—	(1,431)
200,000 EUR	319,240 AUD	Citi	06/19/2019	1,155	—
200,000 EUR	303,692 CAD	Citi	06/19/2019	1,847	—
100,000 EUR	114,081 USD	Citi	06/19/2019	1,153	—
25,133,344 JPY	320,000 AUD	Citi	06/19/2019	—	(628)
12,176,033 JPY	110,000 USD	Citi	06/19/2019	—	(543)
120,000 USD	160,576 CAD	Citi	06/19/2019	397	—
114,082 USD	100,000 EUR	Citi	06/19/2019	—	(1,154)
1,875,000 AUD	1,342,470 USD	Deutsche Bank	04/04/2019	11,074	—
3,067,616 CAD	2,336,315 USD	Deutsche Bank	04/04/2019	40,679	—
1,751,471 DKK	268,109 USD	Deutsche Bank	04/04/2019	4,896	—
22,480,800 EUR	25,696,177 USD	Deutsche Bank	04/04/2019	474,062	—
19,907,879 GBP	26,557,568 USD	Deutsche Bank	04/04/2019	625,943	—
489,873,248 JPY	4,443,017 USD	Deutsche Bank	04/04/2019	22,175	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	43

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,423,130 NZD	1,663,121 USD	Deutsche Bank	04/04/2019	12,910	—
8,882,503 SEK	961,831 USD	Deutsche Bank	04/04/2019	6,303	—
1,338,741 USD	1,875,000 AUD	Deutsche Bank	04/04/2019	—	(7,345)
2,292,494 USD	3,067,616 CAD	Deutsche Bank	04/04/2019	3,141	—
264,894 USD	1,751,471 DKK	Deutsche Bank	04/04/2019	—	(1,680)
23,453,974 USD	20,772,800 EUR	Deutsche Bank	04/04/2019	—	(148,133)
26,976,538 USD	20,404,879 GBP	Deutsche Bank	04/04/2019	—	(397,530)
5,756,500 USD	635,885,248 JPY	Deutsche Bank	04/04/2019	—	(17,979)
1,675,417 USD	2,428,130 NZD	Deutsche Bank	04/04/2019	—	(21,801)
963,392 USD	8,882,503 SEK	Deutsche Bank	04/04/2019	—	(7,864)
1,875,000 AUD	1,339,388 USD	Deutsche Bank	05/02/2019	7,256	—
3,067,616 CAD	2,294,070 USD	Deutsche Bank	05/02/2019	—	(3,202)
1,751,471 DKK	265,556 USD	Deutsche Bank	05/02/2019	1,674	—
20,575,800 EUR	23,284,604 USD	Deutsche Bank	05/02/2019	145,058	—
19,907,879 GBP	26,351,920 USD	Deutsche Bank	05/02/2019	383,676	—
1,609,130 NZD	1,112,646 USD	Deutsche Bank	05/02/2019	16,233	—
8,882,503 SEK	965,439 USD	Deutsche Bank	05/02/2019	7,917	—
635,885,248 JPY	5,770,740 USD	Deutsche Bank	05/07/2019	15,731	—
168,678 AUD	90,000 GBP	Deutsche Bank	06/19/2019	—	(2,262)
25,443,095 JPY	310,000 CAD	Deutsche Bank	06/19/2019	1,443	—
Total				1,885,029	(690,367)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Sterling	16	12/2019	GBP	1,983,200	14,463	—
Euro-Schatz	25	06/2019	EUR	2,799,375	6,121	—
Long Gilt	18	06/2019	GBP	2,328,660	50,867	—
U.S. Treasury 2-Year Note	56	06/2019	USD	11,933,250	33,790	—
U.S. Ultra Treasury Bond	6	06/2019	USD	1,008,000	18,084	—
Total					123,325	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(13)	06/2019	EUR	(1,683,110)	—	(44,406)
Euro-Bund	(3)	06/2019	EUR	(499,020)	—	(6,566)
Euro-Buxl 30-Year	(7)	06/2019	EUR	(1,341,620)	—	(67,694)
Euro-OAT	(18)	06/2019	EUR	(2,928,060)	—	(72,334)
Japanese 10-Year Government Bond	(4)	06/2019	JPY	(613,120,000)	—	(19,081)
U.S. Long Bond	(4)	06/2019	USD	(598,625)	—	(18,170)
U.S. Treasury 5-Year Note	(5)	06/2019	USD	(579,141)	1,788	—
U.S. Treasury Ultra 10-Year Note	(5)	06/2019	USD	(663,906)	1,476	—
U.S. Treasury Ultra 10-Year Note	(21)	06/2019	USD	(2,788,406)	—	(22,036)
Total					3,264	(250,287)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	1,020,000	1,020,000	2.69	03/19/2020	19,645	32,915
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	351,500	351,500	2.98	03/07/2024	16,113	20,237
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	2.95	03/12/2024	15,698	19,663
44	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	6,464
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	6,424
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	6,591
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	24,255
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	95,000	95,000	2.87	02/22/2039	4,719	5,573
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	6,890,000	6,890,000	2.95	01/10/2020	18,113	43,826
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	6,890,000	6,890,000	2.95	01/21/2020	17,787	44,698
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month JPY LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	7,003
30-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	120,000	120,000	3.12	04/26/2023	12,168	16,540
30-Year OTC interest rate swap with Goldman Sachs to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	60,000	60,000	2.97	01/29/2024	6,096	7,495
5-Year OTC interest rate swap with Barclays to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	2,000,000	2,000,000	2.10	03/27/2020	18,590	16,198
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	970,000	970,000	2.52	02/26/2020	10,670	16,950
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	560,000	560,000	0.47	03/12/2021	6,200	8,938
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	560,000	560,000	0.55	02/15/2021	7,430	10,898
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	1,025,000	1,025,000	3.21	10/25/2019	12,454	44,928
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	2,000,000	2,000,000	3.08	11/27/2019	25,525	76,510
90-Day Euro$ Future	JPMorgan	USD	5,847,300	24	97.75	06/17/2019	1,837	450
90-Day Euro$ Future	UBS	USD	2,436,375	10	97.75	06/17/2019	765	188
Total							231,727	416,744

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	351,500	351,500	2.98	03/07/2024	16,093	12,216
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	12,532
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	4,725
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	4,762
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	4,638
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	16,260
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000	95,000	2.87	02/22/2039	4,606	4,663
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	1,020,000	1,020,000	2.69	03/19/2020	19,645	11,959
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	4,770
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	45

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
20-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	1,038
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	390,000	390,000	3.80	06/07/2021	14,896	3,165
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	120,000	120,000	3.12	04/26/2023	12,168	6,416
30-Year OTC interest rate swap with Goldman Sachs to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	60,000	60,000	2.97	01/29/2024	6,096	4,302
5-Year OTC interest rate swap with Barclays to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	2,000,000	2,000,000	2.10	03/27/2020	28,186	31,855
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	970,000	970,000	2.52	02/26/2020	10,670	5,612
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	560,000	560,000	0.47	03/12/2021	6,200	4,997
5-Year OTC interest rate swap with Citi to receive 6-Month EURIBOR and pay exercise rate	Citi	EUR	560,000	560,000	0.55	02/15/2021	7,430	3,811
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	1,025,000	1,025,000	3.21	10/25/2019	12,454	176
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	2,000,000	2,000,000	3.08	11/27/2019	25,525	997
90-Day Euro$ Future	JPMorgan	USD	3,170,050	13	97.00	07/12/2019	509	81
90-Day Euro$ Future	UBS	USD	1,219,250	5	97.25	07/12/2019	383	31
90-Day Euro$ Future	JPMorgan	USD	975,400	4	97.13	07/12/2019	407	25
Total							245,807	139,031

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(255,000)	(255,000)	2.25	9/23/2019	(1,096)	(1,932)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(527,000)	(527,000)	2.78	3/08/2021	(16,199)	(22,126)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(18,109)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(10,335,000)	(10,335,000)	2.45	1/10/2020	(12,756)	(26,840)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(10,335,000)	(10,335,000)	2.45	1/21/2020	(12,208)	(27,964)
2-Year OTC interest rate swap with Barclays to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(5,100,000)	(5,100,000)	1.70	3/27/2020	(10,881)	(9,634)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,935,000)	(1,935,000)	2.10	7/01/2019	(2,148)	(1,577)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,937,500)	(1,937,500)	2.10	7/03/2019	(1,550)	(1,691)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(5,812,500)	(5,812,500)	2.10	7/03/2019	(4,359)	(5,074)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(3,090,000)	(3,090,000)	2.15	7/08/2019	(3,399)	(3,409)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,300,000)	(1,300,000)	2.00	9/23/2019	(824)	(2,013)
46	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,340,000)	(2,340,000)	2.46	2/26/2020	(10,314)	(16,646)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(1,725,000)	(1,725,000)	0.16	3/12/2021	(6,261)	(9,094)
2-Year OTC interest rate swap with Citi to receive 6-Month EURIBOR and pay exercise rate	Citi	EUR	(1,725,000)	(1,725,000)	0.21	2/15/2021	(7,597)	(10,481)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,215,000)	(1,215,000)	3.30	11/07/2019	(5,999)	(24,155)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(12,100,000)	(12,100,000)	2.40	2/24/2020	(36,905)	(76,865)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(1,850,000)	(1,850,000)	2.88	4/14/2020	(13,389)	(25,407)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.89	4/14/2020	(13,343)	(25,714)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	4/17/2020	(12,649)	(26,781)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(950,000)	(950,000)	2.90	5/29/2020	(6,982)	(13,646)
90-Day Euro$ Future	UBS	USD	(2,436,375)	(10)	97.88	6/17/2019	(485)	(125)
90-Day Euro$ Future	JPMorgan	USD	(5,847,300)	(24)	97.88	6/17/2019	(1,163)	(300)
Total							(195,361)	(349,583)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(255,000)	(255,000)	2.65	09/23/2019	(2,537)	(1,724)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(527,000)	(527,000)	2.78	03/08/2021	(16,357)	(9,944)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(13,320)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(960,000)	(960,000)	2.90	04/16/2019	(25,206)	(7)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(820,000)	(820,000)	3.87	06/07/2021	(15,878)	(2,848)
2-Year OTC interest rate swap with Barclays to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(5,100,000)	(5,100,000)	2.10	03/27/2020	(24,725)	(30,252)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,935,000)	(1,935,000)	2.90	07/01/2019	(2,303)	(73)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,937,500)	(1,937,500)	2.90	07/03/2019	(2,500)	(86)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(5,812,500)	(5,812,500)	2.90	07/03/2019	(7,320)	(258)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(3,090,000)	(3,090,000)	2.95	07/08/2019	(2,596)	(93)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,180,000)	(1,180,000)	2.70	08/27/2019	(1,369)	(554)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,300,000)	(1,300,000)	2.60	09/23/2019	(1,386)	(1,171)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	47

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(920,000)	(920,000)	2.80	01/03/2020	(2,100)	(587)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,050,000)	(1,050,000)	0.20	01/23/2020	(1,279)	(303)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,340,000)	(2,340,000)	2.46	02/26/2020	(10,314)	(5,604)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,490,000)	(1,490,000)	3.25	12/29/2020	(5,439)	(1,088)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,725,000)	(1,725,000)	0.16	03/12/2021	(6,261)	(5,221)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,830,000)	(1,830,000)	0.60	12/14/2020	(7,018)	(1,234)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(850,000)	(850,000)	0.55	12/21/2020	(3,083)	(685)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,725,000)	(1,725,000)	0.21	02/15/2021	(7,597)	(4,226)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,810,000)	(1,810,000)	0.10	03/29/2021	(6,703)	(6,654)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,260,000)	(1,260,000)	3.30	09/06/2019	(2,986)	(21)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,215,000)	(1,215,000)	3.30	11/07/2019	(5,999)	(57)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(12,100,000)	(12,100,000)	3.40	02/24/2020	(45,980)	(767)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.89	04/14/2020	(13,343)	(1,302)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.88	04/14/2020	(13,389)	(1,349)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	04/17/2020	(12,649)	(1,092)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,000,000)	(1,000,000)	3.15	05/05/2020	(5,500)	(307)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,340,000)	(1,340,000)	3.35	05/29/2020	(4,874)	(232)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(950,000)	(950,000)	2.90	05/29/2020	(6,983)	(785)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,330,000)	(1,330,000)	3.45	06/08/2020	(5,553)	(170)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(850,000)	(850,000)	3.50	06/15/2020	(3,124)	(96)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(468,000)	(468,000)	0.60	06/25/2019	(3,641)	(12)
Total							(290,846)	(92,122)

48	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	Receives At maturity, Pays At maturity	Deutsche Bank	07/02/2023	GBP	1,220,000	(93,452)	—	—	—	—	(93,452)
UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	Receives At maturity, Pays At maturity	Deutsche Bank	07/13/2026	GBP	320,000	21,711	—	—	—	21,711	—
Total							(71,741)	—	—	—	21,711	(93,452)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.775%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	05/19/2020	USD	585,000	(2,889)	—	—	—	(2,889)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.230%	Receives At maturity, Pays At maturity	Goldman Sachs	09/18/2020	USD	2,970,000	(33,860)	—	—	—	(33,860)
3-Month USD LIBOR	Fixed rate of 2.618%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/18/2021	USD	370,000	(1,229)	—	—	—	(1,229)
3-Month USD LIBOR	Fixed rate of 2.615%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/18/2021	USD	590,000	(1,943)	—	—	—	(1,943)
Fixed rate of -0.140%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/12/2021	EUR	510,000	714	—	—	714	—
Fixed rate of 2.550%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/15/2021	USD	2,180,000	6,854	—	—	6,854	—
Fixed rate of 2.547%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/15/2021	USD	2,180,000	6,755	—	—	6,755	—
3-Month USD LIBOR	Fixed rate of 2.580%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/15/2021	USD	6,460,000	(21,167)	—	—	—	(21,167)
Fixed rate of 2.154%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2021	USD	760,000	(642)	—	—	—	(642)
Fixed rate of 2.163%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2021	USD	1,490,000	(1,118)	—	—	—	(1,118)
6-Month EURIBOR	Fixed rate of -0.140%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/09/2021	EUR	3,380,000	(4,865)	—	—	—	(4,865)
3-Month USD LIBOR	Fixed rate of 2.664%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/18/2021	USD	370,000	(2,432)	—	—	—	(2,432)
3-Month USD LIBOR	Fixed rate of 2.715%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/22/2021	USD	185,000	(1,404)	—	—	—	(1,404)
3-Month USD LIBOR	Fixed rate of 2.720%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/22/2021	USD	185,000	(1,424)	—	—	—	(1,424)
3-Month USD LIBOR	Fixed rate of 2.733%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/22/2021	USD	290,000	(2,302)	—	—	—	(2,302)
3-Month USD LIBOR	Fixed rate of 2.715%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/24/2021	USD	370,000	(2,827)	—	—	—	(2,827)
3-Month USD LIBOR	Fixed rate of 2.716%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/24/2021	USD	370,000	(2,834)	—	—	—	(2,834)
Fixed rate of 2.534%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/02/2021	USD	370,000	1,548	—	—	1,548	—
Fixed rate of 2.533%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/02/2021	USD	370,000	1,541	—	—	1,541	—
Fixed rate of 2.596%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/05/2021	USD	370,000	2,006	—	—	2,006	—
Fixed rate of 2.543%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/05/2021	USD	370,000	1,624	—	—	1,624	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	49

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.499%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/20/2021	USD	590,000	2,387	—	—	2,387	—
Fixed rate of 2.506%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/23/2021	USD	170,000	717	—	—	717	—
Fixed rate of 2.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/24/2021	USD	500,000	993	—	—	993	—
Fixed rate of 2.256%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/27/2021	USD	780,000	(440)	—	—	—	(440)
Fixed rate of 2.526%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/07/2022	USD	8,840,000	57,578	—	—	57,578	—
3-Month USD LIBOR	Fixed rate of 2.575%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/07/2022	USD	550,000	(3,704)	—	—	—	(3,704)
Fixed rate of 2.509%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/11/2022	USD	185,000	1,010	—	—	1,010	—
Fixed rate of 2.484%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/11/2022	USD	185,000	922	—	—	922	—
Fixed rate of -0.016%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/13/2022	EUR	310,000	679	—	—	679	—
3-Month USD LIBOR	Fixed rate of 2.515%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/13/2022	USD	1,300,000	(7,333)	—	—	—	(7,333)
3-Month USD LIBOR	Fixed rate of 2.580%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/18/2022	USD	1,260,000	(8,706)	—	—	—	(8,706)
Fixed rate of 2.498%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/24/2022	USD	185,000	989	—	—	989	—
Fixed rate of 2.507%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/27/2022	USD	55,000	305	—	—	305	—
Fixed rate of 2.462%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/28/2022	USD	370,000	1,759	—	—	1,759	—
3-Month USD LIBOR	Fixed rate of 2.480%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/02/2022	USD	685,000	(3,522)	—	—	—	(3,522)
Fixed rate of 2.460%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/10/2022	USD	280,000	1,335	—	—	1,335	—
Fixed rate of 0.059%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/16/2022	EUR	625,000	605	—	—	605	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.978%	Receives At maturity, Pays At maturity	Goldman Sachs	03/21/2022	USD	1,905,000	(5,208)	—	—	—	(5,208)
Fixed rate of 2.434%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/23/2022	USD	375,000	1,630	—	—	1,630	—
Fixed rate of 2.431%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/23/2022	USD	375,000	1,608	—	—	1,608	—
Fixed rate of 2.247%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/24/2022	USD	360,000	286	—	—	286	—
Fixed rate of 2.230%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/24/2022	USD	570,000	262	—	—	262	—
Fixed rate of 2.063%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/27/2022	USD	100,000	(270)	—	—	—	(270)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.848%	Receives At maturity, Pays At maturity	Goldman Sachs	03/29/2022	USD	775,000	1,085	—	—	1,085	—
Fixed rate of 2.155%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2022	USD	340,000	(319)	—	—	—	(319)
Fixed rate of 2.033%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2022	USD	1,890,000	(6,145)	—	—	—	(6,145)
Fixed rate of 2.187%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2022	USD	310,000	(5)	—	—	—	(5)
50	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.056%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2022	USD	280,000	(789)	—	—	—	(789)
6-Month EURIBOR	Fixed rate of 0.420%	Receives Semi annually, Pays Annually	Goldman Sachs	12/16/2022	EUR	690,000	(6,312)	—	—	—	(6,312)
Fixed rate of 2.834%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	12/17/2022	USD	244,200	3,000	—	—	3,000	—
Fixed rate of 0.364%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Goldman Sachs	12/21/2022	EUR	385,000	3,000	—	—	3,000	—
3-Month USD LIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/08/2023	USD	580,000	(3,445)	—	—	—	(3,445)
Fixed rate of 2.521%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/09/2023	USD	950,000	6,031	—	—	6,031	—
3-Month USD LIBOR	Fixed rate of 2.550%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/16/2023	USD	400,000	(2,745)	—	—	—	(2,745)
3-Month USD LIBOR	Fixed rate of 2.540%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/05/2023	USD	685,000	(4,550)	—	—	—	(4,550)
3-Month USD LIBOR	Fixed rate of 2.430%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/15/2023	USD	1,290,000	(5,843)	—	—	—	(5,843)
6-Month EURIBOR	Fixed rate of 0.063%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/30/2023	EUR	410,000	20	—	—	20	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.380%	Receives At maturity, Pays At maturity	Goldman Sachs	04/15/2023	EUR	1,150,000	(22,722)	—	—	—	(22,722)
UK Retail Price Index All Items Monthly	Fixed rate of 3.256%	Receives At maturity, Pays At maturity	Goldman Sachs	05/15/2023	GBP	1,635,000	8,267	—	—	8,267	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.545%	Receives At maturity, Pays At maturity	Goldman Sachs	07/15/2023	EUR	975,000	(25,243)	—	—	—	(25,243)
Fixed rate of 3.355%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2023	GBP	5,020,000	1,773	—	—	1,773	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.350%	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2023	GBP	1,690,000	(69)	—	—	—	(69)
UK Retail Price Index All Items Monthly	Fixed rate of 3.357%	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2023	GBP	1,690,000	(918)	—	—	—	(918)
3-Month USD LIBOR	Fixed rate of 2.359%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/31/2023	USD	860,000	(3,186)	—	—	—	(3,186)
UK Retail Price Index All Items Monthly	Fixed rate of 3.475%	Receives At maturity, Pays At maturity	Goldman Sachs	09/15/2023	GBP	1,380,000	(14,001)	—	—	—	(14,001)
Fixed rate of 3.446%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	10/15/2023	GBP	805,000	10,823	—	—	10,823	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.450%	Receives At maturity, Pays At maturity	Goldman Sachs	10/15/2023	GBP	705,000	(9,705)	—	—	—	(9,705)
Fixed rate of 2.164%	U.S. CPI Urban Consumers NSA	Receives At maturity, Pays At maturity	Goldman Sachs	10/30/2023	USD	1,295,000	18,544	—	—	18,544	—
3-Month USD LIBOR	Fixed rate of 3.045%	Receives Quarterly, Pays Semi annually	Goldman Sachs	11/29/2023	USD	1,269,635	(52,149)	—	—	—	(52,149)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	51

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.575%	Receives At maturity, Pays At maturity	Goldman Sachs	12/15/2023	GBP	815,000	(14,471)	—	—	—	(14,471)
Fixed rate of 3.410%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2024	GBP	640,000	2,621	—	—	2,621	—
Fixed rate of 1.110%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2024	EUR	900,000	5,173	—	—	5,173	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.410%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2024	GBP	640,000	3,587	—	—	3,587	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.453%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2024	GBP	625,000	1,600	—	—	1,600	—
Fixed rate of 2.179%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/29/2024	USD	800,000	(4,596)	—	—	—	(4,596)
Fixed rate of 0.003%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/19/2024	JPY	254,680,000	5,664	—	—	5,664	—
Fixed rate of 2.550%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/31/2024	USD	800,000	10,399	—	—	10,399	—
3-Month USD LIBOR	Fixed rate of 2.572%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/07/2025	USD	1,960,000	(29,671)	—	—	—	(29,671)
Fixed rate of 2.570%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/13/2025	USD	680,000	9,442	—	—	9,442	—
Fixed rate of 2.620%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/14/2025	USD	640,000	10,373	—	—	10,373	—
3-Month USD LIBOR	Fixed rate of 2.622%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/06/2025	USD	120,000	(1,963)	—	—	—	(1,963)
3-Month USD LIBOR	Fixed rate of 2.161%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/31/2025	USD	80,000	399	—	—	399	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.455%	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2027	GBP	1,215,000	(8,371)	—	—	—	(8,371)
Fixed rate of 3.405%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2028	GBP	1,320,000	(2,747)	—	—	—	(2,747)
Fixed rate of 0.565%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/15/2028	EUR	1,530,000	27,328	—	—	27,328	—
6-Month EURIBOR	Fixed rate of 0.496%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/15/2028	EUR	840,000	(9,378)	—	—	—	(9,378)
6-Month EURIBOR	Fixed rate of 1.040%	Receives Semi annually, Pays Annually	Goldman Sachs	03/23/2028	EUR	360,000	(24,122)	—	—	—	(24,122)
Fixed rate of 3.338%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	06/15/2028	GBP	140,000	(2,682)	—	—	—	(2,682)
Fixed rate of 3.385%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2028	GBP	770,000	(8,488)	—	—	—	(8,488)
Fixed rate of 0.878%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Goldman Sachs	08/28/2028	EUR	80,000	4,361	—	—	4,361	—
Fixed rate of 3.500%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	09/15/2028	GBP	1,380,000	12,351	—	—	12,351	—
52	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.505%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	10/15/2028	GBP	705,000	11,266	—	—	11,266	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.249%	Receives At maturity, Pays At maturity	Goldman Sachs	10/30/2028	USD	1,295,000	(24,133)	—	—	—	(24,133)
3-Month USD LIBOR	Fixed rate of 2.638%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2028	USD	790,000	(14,702)	—	—	—	(14,702)
UK Retail Price Index All Items Monthly	Fixed rate of 3.481%	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2029	GBP	640,000	(3,079)	—	—	—	(3,079)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.296%	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2029	EUR	465,000	(7,412)	—	—	—	(7,412)
Fixed rate of 2.155%	U.S. CPI Urban Consumers NSA	Receives At maturity, Pays At maturity	Goldman Sachs	03/05/2029	USD	1,165,000	5,492	—	—	5,492	—
Fixed rate of 0.560%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/12/2029	EUR	170,000	1,848	—	—	1,848	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.150%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2029	EUR	465,000	2,171	—	—	2,171	—
Fixed rate of 3.528%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2029	GBP	625,000	993	—	—	993	—
Fixed rate of 3.490%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2029	GBP	640,000	(2,867)	—	—	—	(2,867)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.290%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2029	EUR	900,000	(11,040)	—	—	—	(11,040)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.329%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2029	EUR	925,000	(15,818)	—	—	—	(15,818)
Fixed rate of 2.670%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/18/2029	USD	30,000	628	—	—	628	—
Fixed rate of 2.661%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/18/2029	USD	30,000	604	—	—	604	—
3-Month NZD LIBOR	Fixed rate of 2.588%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	120,060	(3,279)	—	—	—	(3,279)
3-Month NZD LIBOR	Fixed rate of 2.576%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	224,940	(5,974)	—	—	—	(5,974)
3-Month NZD LIBOR	Fixed rate of 2.545%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/20/2029	NZD	610,000	(15,019)	—	—	—	(15,019)
3-Month NZD LIBOR	Fixed rate of 2.800%	Receives Quarterly, Pays Semi annually	Goldman Sachs	03/20/2029	NZD	3,350,000	(134,467)	—	—	—	(134,467)
Fixed rate of 2.600%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/26/2029	USD	300,000	3,925	—	—	3,925	—
3-Month USD LIBOR	Fixed rate of 2.338%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/29/2029	USD	410,000	3,593	—	—	3,593	—
Fixed rate of 2.037%	U.S. CPI Urban Consumers NSA	Receives At maturity, Pays At maturity	Goldman Sachs	04/01/2029	USD	585,000	(4,712)	—	—	—	(4,712)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	53

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month JPY BBA LIBOR	Fixed rate of 0.170%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/19/2029	JPY	126,175,000	(7,821)	—	—	—	(7,821)
3-Month USD LIBOR	Fixed rate of 2.357%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/29/2030	USD	410,000	3,578	—	—	3,578	—
Fixed rate of 3.548%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2032	GBP	1,215,000	24,724	—	—	24,724	—
6-Month JPY BBA LIBOR	Fixed rate of 0.336%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	02/08/2034	JPY	3,070,000	(337)	—	—	—	(337)
Fixed rate of 2.877%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/15/2036	USD	270,000	11,338	—	—	11,338	—
Fixed rate of 2.860%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/15/2036	USD	270,000	9,455	—	—	9,455	—
Fixed rate of 3.600%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2042	GBP	730,000	40,689	—	—	40,689	—
6-Month JPY BBA LIBOR	Fixed rate of 0.715%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/21/2044	JPY	1,800,000	(293)	—	—	—	(293)
Fixed rate of 2.743%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/15/2044	USD	150,000	3,559	—	—	3,559	—
3-Month USD LIBOR	Fixed rate of 2.588%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/15/2044	USD	160,000	874	—	—	874	—
3-Month USD LIBOR	Fixed rate of 2.886%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/15/2044	USD	10,000	(447)	—	—	—	(447)
3-Month USD LIBOR	Fixed rate of 2.843%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/15/2044	USD	150,000	(6,408)	—	—	—	(6,408)
3-Month USD LIBOR	Fixed rate of 2.913%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/15/2044	USD	150,000	(8,399)	—	—	—	(8,399)
Fixed rate of 1.832%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	05/15/2047	EUR	120,000	12,548	—	—	12,548	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.550%	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2047	GBP	730,000	(51,910)	—	—	—	(51,910)
Fixed rate of 1.991%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	EUR	150,000	24,083	—	—	24,083	—
Fixed rate of 1.974%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	EUR	150,000	22,917	—	—	22,917	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.510%	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2048	GBP	320,000	(10,340)	—	—	—	(10,340)
UK Retail Price Index All Items Monthly	Fixed rate of 3.410%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2048	GBP	150,000	5,147	—	—	5,147	—
Fixed rate of 1.983%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	06/15/2048	EUR	145,000	22,773	—	—	22,773	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.433%	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2048	GBP	20,000	428	—	—	428	—
54	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.440%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	08/15/2048	GBP	170,000	(2,696)	—	—	—	(2,696)
Fixed rate of 1.900%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	12/15/2048	EUR	145,000	17,629	—	—	17,629	—
3-Month USD LIBOR	Fixed rate of 2.898%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2049	USD	130,000	(7,668)	—	—	—	(7,668)
Total							(243,365)	—	—	470,210	(713,575)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month NZD LIBOR	London Interbank Offered Rate	1.850%
3-Month USD LIBOR	London Interbank Offered Rate	2.600%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.228%)
6-Month JPY BBA LIBOR	London Interbank Offered Rate	0.005%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	1.000%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.862%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	1.900%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $50,073,546, which represents 43.91% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	412,806	6,918,539	(6,111,311)	1,220,034	—	—	3,796	1,219,912
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	55

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
56	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,284,087	—	—	1,284,087
Inflation-Indexed Bonds	—	111,516,159	—	—	111,516,159
Options Purchased Calls	638	416,106	—	—	416,744
Options Purchased Puts	137	138,894	—	—	139,031
Money Market Funds	—	—	—	1,219,912	1,219,912
Total Investments in Securities	775	113,355,246	—	1,219,912	114,575,933
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,885,029	—	—	1,885,029
Futures Contracts	126,589	—	—	—	126,589
Swap Contracts	—	491,921	—	—	491,921
Liability
Forward Foreign Currency Exchange Contracts	—	(690,367)	—	—	(690,367)
Futures Contracts	(250,287)	—	—	—	(250,287)
Options Contracts Written	(425)	(441,280)	—	—	(441,705)
Swap Contracts	—	(807,027)	—	—	(807,027)
Total	(123,348)	113,793,522	—	1,219,912	114,890,086
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2019	57

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 3.5%
Entertainment 1.5%
Cinemark Holdings, Inc.	223,825	8,950,762
Media 2.0%
CBS Corp., Class B Non Voting	148,525	7,059,393
Interpublic Group of Companies, Inc. (The)	252,100	5,296,621
Total		12,356,014
Total Communication Services		21,306,776
Consumer Discretionary 8.9%
Auto Components 1.5%
BorgWarner, Inc.	230,975	8,871,750
Hotels, Restaurants & Leisure 2.8%
Darden Restaurants, Inc.	74,650	9,067,735
Yum! Brands, Inc.	80,050	7,989,791
Total		17,057,526
Leisure Products 1.8%
Hasbro, Inc.	127,750	10,861,305
Specialty Retail 0.9%
AutoNation, Inc.(a)	156,350	5,584,822
Textiles, Apparel & Luxury Goods 1.9%
Carter’s, Inc.	117,975	11,890,700
Total Consumer Discretionary		54,266,103
Consumer Staples 8.8%
Food & Staples Retailing 3.0%
Kroger Co. (The)	359,275	8,838,165
Sysco Corp.	135,100	9,019,276
Total		17,857,441
Food Products 4.2%
Archer-Daniels-Midland Co.	314,975	13,584,871
Hormel Foods Corp.	169,025	7,565,559
Ingredion, Inc.	46,175	4,372,311
Total		25,522,741
Household Products 1.6%
Kimberly-Clark Corp.	79,325	9,828,368
Total Consumer Staples		53,208,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.1%
Oil, Gas & Consumable Fuels 5.1%
Cimarex Energy Co.	140,500	9,820,950
Devon Energy Corp.	314,500	9,925,620
Parsley Energy, Inc., Class A(a)	272,650	5,262,145
PDC Energy, Inc.(a)	149,350	6,075,558
Total		31,084,273
Total Energy		31,084,273
Financials 19.1%
Banks 3.4%
Prosperity Bancshares, Inc.	143,725	9,925,649
SunTrust Banks, Inc.	182,650	10,822,012
Total		20,747,661
Capital Markets 1.5%
E*TRADE Financial Corp.	191,050	8,870,451
Insurance 14.2%
Aflac, Inc.	198,800	9,940,000
Alleghany Corp.(a)	20,525	12,569,510
Allstate Corp. (The)	117,375	11,054,377
American Financial Group, Inc.	84,675	8,146,582
Arthur J Gallagher & Co.	94,650	7,392,165
Fidelity National Financial, Inc.	253,750	9,274,563
Markel Corp.(a)	5,975	5,952,534
Travelers Companies, Inc. (The)	85,375	11,710,035
WR Berkley Corp.	121,725	10,312,542
Total		86,352,308
Total Financials		115,970,420
Health Care 4.1%
Health Care Equipment & Supplies 0.8%
STERIS PLC	36,450	4,666,693
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	112,450	8,942,024
Quest Diagnostics, Inc.	125,176	11,255,826
Total		20,197,850
Total Health Care		24,864,543
58	CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.3%
Aerospace & Defense 1.7%
Textron, Inc.	209,100	10,593,006
Airlines 0.8%
Alaska Air Group, Inc.	82,300	4,618,676
Building Products 1.2%
Owens Corning	161,065	7,589,383
Commercial Services & Supplies 1.2%
Republic Services, Inc.	88,310	7,098,358
Construction & Engineering 1.3%
Quanta Services, Inc.	217,175	8,196,185
Electrical Equipment 0.9%
Hubbell, Inc.	44,740	5,278,425
Machinery 4.6%
AGCO Corp.	133,900	9,312,745
Ingersoll-Rand PLC	48,125	5,195,094
Parker-Hannifin Corp.	53,020	9,099,292
Xylem, Inc.	58,105	4,592,619
Total		28,199,750
Professional Services 0.9%
ManpowerGroup, Inc.	63,525	5,252,882
Road & Rail 1.7%
Landstar System, Inc.	94,225	10,307,273
Total Industrials		87,133,938
Information Technology 14.7%
Communications Equipment 1.5%
Motorola Solutions, Inc.	64,850	9,106,237
Electronic Equipment, Instruments & Components 3.0%
Coherent, Inc.(a)	45,225	6,409,287
Flex Ltd.(a)	700,800	7,008,000
Keysight Technologies, Inc.(a)	59,020	5,146,544
Total		18,563,831
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.5%
Black Knight, Inc.(a)	150,172	8,184,374
DXC Technology Co.	115,965	7,457,709
Fidelity National Information Services, Inc.	56,485	6,388,454
Leidos Holdings, Inc.	136,375	8,740,274
MAXIMUS, Inc.	120,350	8,542,443
Total		39,313,254
Software 2.6%
Nuance Communications, Inc.(a)	597,475	10,115,252
Synopsys, Inc.(a)	51,890	5,975,133
Total		16,090,385
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	423,200	6,529,976
Total Information Technology		89,603,683
Materials 7.2%
Chemicals 1.9%
Eastman Chemical Co.	155,325	11,786,061
Containers & Packaging 2.6%
AptarGroup, Inc.	50,850	5,409,932
Avery Dennison Corp.	45,675	5,161,275
Packaging Corp. of America	50,700	5,038,566
Total		15,609,773
Metals & Mining 2.7%
Reliance Steel & Aluminum Co.	183,647	16,575,978
Total Materials		43,971,812
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 7.0%
Healthcare Trust of America, Inc., Class A	363,850	10,402,471
Highwoods Properties, Inc.	129,175	6,042,807
Lamar Advertising Co., Class A	133,625	10,591,117
National Retail Properties, Inc.	131,500	7,283,785
Public Storage	38,150	8,308,307
Total		42,628,487
Total Real Estate		42,628,487

CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2019	59

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.2%
Electric Utilities 2.7%
Alliant Energy Corp.	162,480	7,657,682
Xcel Energy, Inc.	155,307	8,729,807
Total		16,387,489
Multi-Utilities 1.5%
DTE Energy Co.	71,930	8,972,548
Total Utilities		25,360,037
Total Common Stocks (Cost $535,909,043)		589,398,622

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	18,134,080	18,132,266
Total Money Market Funds (Cost $18,132,266)		18,132,266
Total Investments in Securities (Cost: $554,041,309)		607,530,888
Other Assets & Liabilities, Net		711,897
Net Assets		608,242,785

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	17,504,579	18,009,981	(17,380,480)	18,134,080	—	—	104,328	18,132,266
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
60	CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	21,306,776	—	—	—	21,306,776
Consumer Discretionary	54,266,103	—	—	—	54,266,103
Consumer Staples	53,208,550	—	—	—	53,208,550
Energy	31,084,273	—	—	—	31,084,273
Financials	115,970,420	—	—	—	115,970,420
Health Care	24,864,543	—	—	—	24,864,543
Industrials	87,133,938	—	—	—	87,133,938
Information Technology	89,603,683	—	—	—	89,603,683
Materials	43,971,812	—	—	—	43,971,812
Real Estate	42,628,487	—	—	—	42,628,487
Utilities	25,360,037	—	—	—	25,360,037
Total Common Stocks	589,398,622	—	—	—	589,398,622
Money Market Funds	—	—	—	18,132,266	18,132,266
Total Investments in Securities	589,398,622	—	—	18,132,266	607,530,888
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2019	61

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund (formerly CTIVP® – MFS® Blended Research® Core Equity Fund), March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 8.5%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	326,925	19,331,075
Entertainment 0.4%
Electronic Arts, Inc.(a)	85,398	8,678,999
Interactive Media & Services 4.9%
Alphabet, Inc., Class A(a)	37,351	43,958,018
Alphabet, Inc., Class C(a)	35,838	42,049,084
Facebook, Inc., Class A(a)	89,903	14,985,931
Total		100,993,033
Media 2.2%
Comcast Corp., Class A	1,099,375	43,953,013
Total Communication Services		172,956,120
Consumer Discretionary 9.9%
Auto Components 1.2%
Lear Corp.	176,737	23,984,978
Hotels, Restaurants & Leisure 2.3%
Aramark	63,177	1,866,880
Darden Restaurants, Inc.	92,414	11,225,529
Starbucks Corp.	466,388	34,671,284
Total		47,763,693
Household Durables 0.5%
Toll Brothers, Inc.	298,624	10,810,189
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.(a)	43,873	78,126,845
Booking Holdings, Inc.(a)	17,197	30,007,217
Total		108,134,062
Multiline Retail 0.3%
Target Corp.	60,935	4,890,643
Textiles, Apparel & Luxury Goods 0.3%
lululemon athletica, Inc.(a)	8,919	1,461,556
Nike, Inc., Class B	55,708	4,691,171
Total		6,152,727
Total Consumer Discretionary		201,736,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 9.4%
Beverages 2.6%
Molson Coors Brewing Co., Class B	404,008	24,099,077
PepsiCo, Inc.	234,445	28,731,235
Total		52,830,312
Food & Staples Retailing 3.1%
Costco Wholesale Corp.	139,830	33,858,436
Walgreens Boots Alliance, Inc.	467,160	29,557,213
Total		63,415,649
Food Products 1.1%
Ingredion, Inc.	100,960	9,559,902
Tyson Foods, Inc., Class A	186,135	12,923,353
Total		22,483,255
Household Products 0.6%
Kimberly-Clark Corp.	91,187	11,298,069
Procter & Gamble Co. (The)	14,709	1,530,472
Total		12,828,541
Tobacco 2.0%
Philip Morris International, Inc.	466,127	41,200,966
Total Consumer Staples		192,758,723
Energy 5.1%
Oil, Gas & Consumable Fuels 5.1%
EOG Resources, Inc.	261,425	24,882,431
Equitrans Midstream Corp.	260,169	5,666,481
Exxon Mobil Corp.	98,420	7,952,336
Kinder Morgan, Inc.	1,008,257	20,175,222
ONEOK, Inc.	51,788	3,616,874
Phillips 66	269,183	25,618,146
Pioneer Natural Resources Co.	20,160	3,069,965
Valero Energy Corp.	159,713	13,548,454
Total		104,529,909
Total Energy		104,529,909
62	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund (formerly CTIVP® – MFS® Blended Research® Core Equity Fund), March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.6%
Banks 6.5%
Bank of America Corp.	1,785,549	49,263,297
Citigroup, Inc.	610,549	37,988,359
JPMorgan Chase & Co.	92,064	9,319,639
Wells Fargo & Co.	755,861	36,523,203
Total		133,094,498
Capital Markets 1.2%
Morgan Stanley	584,815	24,679,193
Consumer Finance 2.2%
Discover Financial Services	361,786	25,744,692
Synchrony Financial	619,059	19,747,982
Total		45,492,674
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B(a)	67,650	13,590,208
Insurance 2.7%
Allstate Corp. (The)	96,239	9,063,789
MetLife, Inc.	538,769	22,935,396
Prudential Financial, Inc.	253,844	23,323,187
Total		55,322,372
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Annaly Capital Management Inc	521,592	5,210,704
Total Financials		277,389,649
Health Care 14.4%
Biotechnology 1.2%
Biogen, Inc.(a)	105,348	24,902,160
Health Care Equipment & Supplies 2.4%
Boston Scientific Corp.(a)	313,452	12,030,288
Medtronic PLC	403,438	36,745,133
Total		48,775,421
Health Care Providers & Services 4.3%
Cigna Corp.	132,228	21,264,907
CVS Health Corp.	413,053	22,275,948
HCA Healthcare, Inc.	194,539	25,363,995
McKesson Corp.	148,060	17,331,904
UnitedHealth Group, Inc.	10,950	2,707,497
Total		88,944,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	589,037	28,102,955
Eli Lilly & Co.	173,468	22,509,208
Johnson & Johnson	438,471	61,293,861
Pfizer, Inc.	478,039	20,302,316
Total		132,208,340
Total Health Care		294,830,172
Industrials 8.5%
Aerospace & Defense 2.4%
Boeing Co. (The)	126,159	48,119,566
Airlines 1.0%
Delta Air Lines, Inc.	416,288	21,501,275
Electrical Equipment 1.4%
Eaton Corp. PLC	366,223	29,502,925
Industrial Conglomerates 0.7%
Honeywell International, Inc.	87,946	13,976,379
Machinery 0.8%
AGCO Corp.	103,966	7,230,835
Ingersoll-Rand PLC	85,341	9,212,561
Total		16,443,396
Road & Rail 2.0%
Union Pacific Corp.	241,095	40,311,084
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)	76,795	3,329,063
Total Industrials		173,183,688
Information Technology 19.8%
Communications Equipment 2.6%
Cisco Systems, Inc.	990,747	53,490,431
IT Services 3.7%
DXC Technology Co.	316,442	20,350,385
Fidelity National Information Services, Inc.	204,248	23,100,449
Global Payments, Inc.	23,531	3,212,452
Leidos Holdings, Inc.	156,506	10,030,470
MasterCard, Inc., Class A	69,905	16,459,132
Visa, Inc., Class A	18,200	2,842,658
Total		75,995,546

Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019	63

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund (formerly CTIVP® – MFS® Blended Research® Core Equity Fund), March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	50,449	2,000,807
Intel Corp.	909,143	48,820,979
Lam Research Corp.	44,393	7,946,791
Total		58,768,577
Software 7.2%
Adobe, Inc.(a)	126,927	33,824,776
Microsoft Corp.	911,270	107,475,184
Salesforce.com, Inc.(a)	31,779	5,032,840
Total		146,332,800
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	367,885	69,879,756
Total Information Technology		404,467,110
Materials 1.8%
Chemicals 1.8%
CF Industries Holdings, Inc.	624,293	25,521,098
Eastman Chemical Co.	161,506	12,255,075
Total		37,776,173
Total Materials		37,776,173
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITS) 3.8%
EPR Properties	136,481	10,495,389
Medical Properties Trust, Inc.	673,109	12,459,248
Simon Property Group, Inc.	172,731	31,473,315
STORE Capital Corp.	673,492	22,561,982
Total		76,989,934
Total Real Estate		76,989,934
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.5%
Electric Utilities 1.8%
Exelon Corp.	737,856	36,988,722
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	1,579,244	28,552,731
NRG Energy, Inc.	551,097	23,410,601
Total		51,963,332
Multi-Utilities 0.1%
CenterPoint Energy, Inc.	70,236	2,156,245
Total Utilities		91,108,299
Total Common Stocks (Cost $1,743,102,341)		2,027,726,069

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	16,627,083	16,625,420
Total Money Market Funds (Cost $16,625,420)		16,625,420
Total Investments in Securities (Cost: $1,759,727,761)		2,044,351,489
Other Assets & Liabilities, Net		(1,225,823)
Net Assets		2,043,125,666

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	20,880,731	21,233,452	(25,487,100)	16,627,083	—	—	117,103	16,625,420
64	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund (formerly CTIVP® – MFS® Blended Research® Core Equity Fund), March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	172,956,120	—	—	—	172,956,120
Consumer Discretionary	201,736,292	—	—	—	201,736,292
Consumer Staples	192,758,723	—	—	—	192,758,723
Energy	104,529,909	—	—	—	104,529,909
Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019	65

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund (formerly CTIVP® – MFS® Blended Research® Core Equity Fund), March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Financials	277,389,649	—	—	—	277,389,649
Health Care	294,830,172	—	—	—	294,830,172
Industrials	173,183,688	—	—	—	173,183,688
Information Technology	404,467,110	—	—	—	404,467,110
Materials	37,776,173	—	—	—	37,776,173
Real Estate	76,989,934	—	—	—	76,989,934
Utilities	91,108,299	—	—	—	91,108,299
Total Common Stocks	2,027,726,069	—	—	—	2,027,726,069
Money Market Funds	—	—	—	16,625,420	16,625,420
Total Investments in Securities	2,027,726,069	—	—	16,625,420	2,044,351,489
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
66	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	182,318	1,830,473
Entertainment 0.3%
Global Eagle Entertainment(a)	13,926	9,879
Rosetta Stone, Inc.(a)	65,317	1,427,177
Zynga, Inc., Class A(a)	77,800	414,674
Total		1,851,730
Interactive Media & Services 0.4%
Cars.com Inc(a)	101,129	2,305,741
Meet Group, Inc. (The)(a)	88,900	447,167
Total		2,752,908
Media 1.0%
John Wiley & Sons, Inc., Class A	59,235	2,619,372
Marchex, Inc.(a)	8,400	39,732
Meredith Corp.	31,294	1,729,306
Scholastic Corp.	12,153	483,203
TEGNA, Inc.	140,435	1,980,134
WideOpenWest, Inc.(a)	93,172	847,865
Total		7,699,612
Total Communication Services		14,134,723
Consumer Discretionary 8.6%
Auto Components 0.9%
Cooper Tire & Rubber Co.	52,450	1,567,730
Cooper-Standard Holding, Inc.(a)	31,641	1,485,861
Dana, Inc.	121,698	2,158,923
Gentherm, Inc.(a)	19,520	719,507
Modine Manufacturing Co.(a)	33,018	457,960
Shiloh Industries, Inc.(a)	4,196	23,078
Tower International, Inc.	33,839	711,634
Total		7,124,693
Distributors 0.4%
Core-Mark Holding Co., Inc.	75,426	2,800,567
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.(a)	6,700	310,344
Graham Holdings Co., Class B	4,376	2,989,596
K12, Inc.(a)	62,015	2,116,572
Total		5,416,512
Hotels, Restaurants & Leisure 1.2%
Fiesta Restaurant Group, Inc.(a)	4,900	64,239
Habit Restaurants, Inc. (The), Class A(a)	40,981	443,415
J. Alexander’s Holdings, Inc.(a)	16,016	157,277
Jack in the Box, Inc.	80,900	6,557,754
Papa John’s International, Inc.	18,104	958,607
Red Lion Hotels Corp.(a)	96,941	783,283
Town Sports International Holdings, Inc.(a)	4,400	20,944
Total		8,985,519
Household Durables 1.1%
Bassett Furniture Industries, Inc.	6,912	113,426
CSS Industries Inc	11,990	71,820
La-Z-Boy, Inc.	77,934	2,571,043
M/I Homes, Inc.(a)	78,606	2,092,492
MDC Holdings, Inc.	82,343	2,392,888
Sonos, Inc.(a)	50,412	518,739
Universal Electronics, Inc.(a)	6,222	231,147
Total		7,991,555
Internet & Direct Marketing Retail 0.0%
Leaf Group Ltd.(a)	9,400	75,388
Leisure Products 0.3%
Brunswick Corp.	18,736	942,983
Johnson Outdoors, Inc., Class A	10,185	726,801
Vista Outdoor, Inc.(a)	117,401	940,382
Total		2,610,166
Specialty Retail 3.6%
Aaron’s, Inc.	96,485	5,075,111
American Eagle Outfitters, Inc.	173,125	3,838,181
Caleres, Inc.	75,225	1,857,305
Chico’s FAS, Inc.	252,271	1,077,197
Children’s Place, Inc. (The)	47,609	4,631,404
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	67

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Designer Brands, Inc.	80,770	1,794,710
Foot Locker, Inc.	19,492	1,181,215
Genesco, Inc.(a)	20,815	948,123
Group 1 Automotive, Inc.	24,170	1,563,799
Haverty Furniture Companies, Inc.	29,931	654,890
Murphy U.S.A., Inc.(a)	13,367	1,144,483
Office Depot, Inc.	439,300	1,594,659
Rent-A-Center, Inc.(a)	66,800	1,394,116
Total		26,755,193
Textiles, Apparel & Luxury Goods 0.4%
Culp, Inc.	28,398	546,093
G-III Apparel Group Ltd.(a)	55,330	2,210,987
Total		2,757,080
Total Consumer Discretionary		64,516,673
Consumer Staples 3.4%
Beverages 0.3%
Primo Water Corp.(a)	152,513	2,357,851
Food & Staples Retailing 0.2%
Andersons, Inc. (The)	22,126	713,121
U.S. Foods Holding Corp.(a)	11,600	404,956
Total		1,118,077
Food Products 2.9%
Flowers Foods, Inc.	235,776	5,026,744
Fresh Del Monte Produce, Inc.	50,950	1,377,178
Hain Celestial Group, Inc. (The)(a)	345,489	7,987,706
Hostess Brands, Inc.(a)	153,404	1,917,550
Pilgrim’s Pride Corp.(a)	60,295	1,343,976
Post Holdings, Inc.(a)	1,700	185,980
TreeHouse Foods, Inc.(a)	63,758	4,115,579
Total		21,954,713
Personal Products 0.0%
Nu Skin Enterprises, Inc., Class A	2,700	129,222
Total Consumer Staples		25,559,863
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.9%
Energy Equipment & Services 1.8%
Apergy Corp.(a)	47,426	1,947,312
Aspen Aerogels, Inc.(a)	4,762	12,143
C&J Energy Services, Inc.(a)	157,783	2,448,792
Exterran Corp.(a)	22,411	377,625
Gulf Island Fabrication, Inc.(a)	2,400	22,008
Liberty Oilfield Services, Inc., Class A	112,280	1,727,989
Matrix Service Co.(a)	49,424	967,722
Nine Energy Service, Inc.(a)	2,152	48,743
ProPetro Holding Corp.(a)	137,717	3,104,141
SEACOR Holdings, Inc.(a)	22,270	941,576
Solaris Oilfield Infrastructure, Inc., Class A	129,030	2,121,253
Total		13,719,304
Oil, Gas & Consumable Fuels 4.1%
Arch Coal, Inc.	25,440	2,321,909
Callon Petroleum Co.(a)	309,091	2,333,637
CONSOL Energy, Inc.(a)	5,600	191,632
CVR Energy, Inc.	78,730	3,243,676
Delek U.S. Holdings, Inc.	57,657	2,099,868
Enerplus Corp.	689,720	5,800,545
Midstates Petroleum Co., Inc.(a)	28,143	274,957
Par Pacific Holdings, Inc.(a)	61,392	1,093,392
PDC Energy, Inc.(a)	50,637	2,059,913
Peabody Energy Corp.	72,271	2,047,437
Range Resources Corp.	201,320	2,262,837
Renewable Energy Group, Inc.(a)	68,338	1,500,702
SilverBow Resources, Inc.(a)	1,681	38,663
Southwestern Energy Co.(a)	257,687	1,208,552
Talos Energy, Inc.(a)	6,700	177,952
World Fuel Services Corp.	107,086	3,093,715
WPX Energy, Inc.(a)	60,820	797,350
Total		30,546,737
Total Energy		44,266,041

68	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 24.7%
Banks 15.9%
American National Bankshares, Inc.	4,259	148,724
Atlantic Capital Bancshares, Inc.(a)	27,395	488,453
BancFirst Corp.	18,438	961,542
Bancorp, Inc. (The)(a)	79,000	638,320
Bank of Commerce Holdings	4,325	45,629
Bank of Marin Bancorp	11,642	473,713
Bank of Princeton (The)	1,780	56,479
BankFinancial Corp.	6,905	102,677
Banner Corp.	84,396	4,571,731
Berkshire Hills Bancorp, Inc.	56,202	1,530,943
Bryn Mawr Bank Corp.	8,112	293,087
Capital City Bank Group, Inc.	7,500	163,350
Cathay General Bancorp	87,011	2,950,543
Central Pacific Financial Corp.	41,350	1,192,534
Central Valley Community Bancorp	11,744	229,595
Chemung Financial Corp.	500	23,465
Commerce Bancshares, Inc.	11,340	658,400
Community Bank System, Inc.	47,715	2,851,926
Community Trust Bancorp, Inc.	14,347	589,088
East West Bancorp, Inc.	26,597	1,275,858
Enterprise Financial Services Corp.	83,438	3,401,767
Evans Bancorp, Inc.	11	392
Financial Institutions, Inc.	11,900	323,442
First BanCorp	266,809	3,057,631
First BanCorp	25,876	899,450
First Bancshares, Inc. (The)	3,400	105,060
First Busey Corp.	187,187	4,567,363
First Business Financial Services, Inc.	6,372	127,567
First Commonwealth Financial Corp.	111,623	1,406,450
First Financial Corp.	6,816	286,272
First Interstate Bancsystem, Inc.	61,840	2,462,469
First Merchants Corp.	26,611	980,615
First Midwest Bancorp, Inc.	66,549	1,361,593
FNB Corp.	341,665	3,621,649
Glacier Bancorp, Inc.	41,648	1,668,835
Great Southern Bancorp, Inc.	7,432	385,721
Great Western Bancorp, Inc.	53,455	1,688,643
Common Stocks (continued)
Issuer	Shares	Value ($)
Hancock Whitney Corp.	33,370	1,348,148
Heartland Financial U.S.A., Inc.	64,892	2,767,644
Heritage Commerce Corp.	5,037	60,948
Heritage Financial Corp.	25,743	775,894
Home Bancshares, Inc.	54,585	959,058
HomeTrust Bancshares, Inc.	14,085	354,942
Iberiabank Corp.	125,119	8,972,284
Independent Bank Corp.	41,025	3,323,435
Independent Bank Corp.	18,078	388,677
Lakeland Bancorp, Inc.	20,540	306,662
Lakeland Financial Corp.	95,629	4,324,343
LegacyTexas Financial Group, Inc.	34,006	1,271,484
Metropolitan Bank Holding Corp.(a)	7,383	256,855
MidWestOne Financial Group, Inc.	4,700	128,075
National Bank Holdings Corp., Class A	104,881	3,488,342
Northeast Bancorp	5,173	106,978
Northrim BanCorp, Inc.	3,734	128,524
OFG Bancorp	103,537	2,048,997
Old Line Bancshares, Inc.	3,215	80,150
Old Second Bancorp, Inc.	3,000	37,770
Opus Bank	14,174	280,645
Orrstown Financial Services, Inc.	119	2,212
Park National Corp.	1,747	165,528
Peapack Gladstone Financial Corp.	5,184	135,924
Peoples Bancorp, Inc.	5,849	181,144
Pinnacle Financial Partners, Inc.	42,459	2,322,507
Popular, Inc.	9,000	469,170
Preferred Bank	54,230	2,438,723
QCR Holdings, Inc.	12,526	424,882
RBB Bancorp	400	7,520
Renasant Corp.	103,231	3,494,369
Seacoast Banking Corp. of Florida(a)	90,339	2,380,433
Shore Bancshares, Inc.	6,200	92,442
Sierra Bancorp	11,657	283,265
Sterling Bancorp	89,650	1,670,180
UMB Financial Corp.	21,174	1,355,983
Umpqua Holdings Corp.	428,517	7,070,531
Union Bankshares Corp.	135,453	4,379,196
United Community Banks, Inc.	150,807	3,759,619

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	69

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WesBanco, Inc.	92,161	3,663,400
Western Alliance Bancorp(a)	38,610	1,584,554
Wintrust Financial Corp.	90,244	6,076,129
Total		118,958,542
Capital Markets 1.3%
BGC Partners, Inc., Class A	464,695	2,467,530
Evercore, Inc., Class A	30,030	2,732,730
Ladenburg Thalmann Financial Services, Inc.	32,224	91,194
Piper Jaffray Companies	37,161	2,706,436
Waddell & Reed Financial, Inc., Class A	75,700	1,308,853
Total		9,306,743
Consumer Finance 0.0%
LendingClub Corp.(a)	91,200	281,808
Diversified Financial Services 0.1%
Marlin Business Services Corp.	3,790	81,485
Voya Financial, Inc.	10,100	504,596
Total		586,081
Insurance 3.6%
American Equity Investment Life Holding Co.	54,630	1,476,103
AMERISAFE, Inc.	19,944	1,184,674
Argo Group International Holdings Ltd.	49,999	3,532,929
Axis Capital Holdings Ltd.	61,640	3,376,639
CNO Financial Group, Inc.	377,889	6,114,244
Donegal Group, Inc., Class A	3,263	43,887
Employers Holdings, Inc.	26,300	1,054,893
FedNat Holding Co.	16,742	268,542
Hallmark Financial Services, Inc.(a)	9,611	99,954
Hanover Insurance Group, Inc. (The)	26,385	3,012,375
Heritage Insurance Holdings, Inc.	21,310	311,126
Horace Mann Educators Corp.	22,952	808,140
ProAssurance Corp.	67,150	2,324,062
Protective Insurance Corp., Class B	2,892	53,560
Reinsurance Group of America, Inc.	11,922	1,692,686
Selective Insurance Group, Inc.	14,321	906,233
State Auto Financial Corp.	5,107	168,122
Third Point Reinsurance Ltd.(a)	60,403	626,983
Total		27,055,152
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Chimera Investment Corp.	86,889	1,628,300
Invesco Mortgage Capital, Inc.	138,685	2,191,223
Ladder Capital Corp., Class A	125,756	2,140,367
Redwood Trust, Inc.	155,060	2,504,219
Total		8,464,109
Thrifts & Mortgage Finance 2.7%
Bridgewater Bancshares, Inc.(a)	2,000	20,620
First Defiance Financial Corp.	20,000	574,800
Flagstar Bancorp, Inc.	86,154	2,836,190
Meridian Bancorp, Inc.	16,465	258,336
Northwest Bancshares, Inc.	107,418	1,822,883
Radian Group, Inc.	352,052	7,301,558
Riverview Bancorp, Inc.	4,363	31,894
Territorial Bancorp, Inc.	3,310	89,072
TrustCo Bank Corp.	108,124	839,042
Washington Federal, Inc.	169,070	4,884,432
WSFS Financial Corp.	46,113	1,779,962
Total		20,438,789
Total Financials		185,091,224
Health Care 5.8%
Biotechnology 0.4%
Achillion Pharmaceuticals, Inc.(a)	59,200	175,232
Acorda Therapeutics, Inc.(a)	81,305	1,080,544
Akebia Therapeutics, Inc.(a)	40,300	330,057
Alder Biopharmaceuticals, Inc.(a)	9,100	124,215
AMAG Pharmaceuticals, Inc.(a)	40,700	524,216
Applied Genetic Technologies Corp.(a)	10,128	42,436
Calithera Biosciences, Inc.(a)	9,800	66,052
Chimerix, Inc.(a)	1,463	3,072
Five Prime Therapeutics, Inc.(a)	10,500	140,700
Minerva Neurosciences, Inc.(a)	5,800	45,588
Prothena Corp., PLC(a)	27,882	338,209
Sutro Biopharma, Inc.(a)	1,800	20,502
Total		2,890,823

70	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.0%
Angiodynamics, Inc.(a)	148,489	3,394,458
Chembio Diagnostics, Inc.(a)	104,516	580,064
Meridian Bioscience, Inc.	39,165	689,696
Natus Medical, Inc.(a)	101,381	2,573,050
Orthofix Medical, Inc.(a)	126,576	7,140,152
RTI Surgical Holdings, Inc.(a)	47,727	286,839
SeaSpine Holdings Corp.(a)	2,435	36,720
Total		14,700,979
Health Care Providers & Services 1.9%
AMN Healthcare Services, Inc.(a)	23,620	1,112,266
Ensign Group, Inc. (The)	85,417	4,372,496
Hanger, Inc.(a)	160,440	3,056,382
Magellan Health, Inc.(a)	41,303	2,722,694
Mednax, Inc.(a)	41,080	1,116,144
Premier, Inc.(a)	58,352	2,012,560
Total		14,392,542
Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.(a)	137,433	1,311,111
Computer Programs & Systems, Inc.	9,470	281,164
NextGen Healthcare, Inc.(a)	31,800	535,194
Total		2,127,469
Pharmaceuticals 1.2%
Akorn, Inc.(a)	115,600	406,912
Assertio Therapeutics, Inc.(a)	42,400	214,968
Endo International PLC(a)	107,962	866,935
Intra-Cellular Therapies, Inc.(a)	8,000	97,440
Lannett Co., Inc.(a)	39,200	308,504
Mallinckrodt PLC(a)	72,870	1,584,194
Menlo Therapeutics, Inc.(a)	17,900	140,515
Otonomy, Inc.(a)	4,921	12,942
Phibro Animal Health Corp., Class A	116,665	3,849,945
Prestige Consumer Healthcare, Inc.(a)	55,565	1,661,949
Total		9,144,304
Total Health Care		43,256,117
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 11.3%
Aerospace & Defense 0.7%
Ducommun, Inc.(a)	17,045	741,798
KEYW Holding Corp. (The)(a)	110,789	955,001
Moog, Inc., Class A	16,120	1,401,634
Triumph Group, Inc.	93,268	1,777,688
Vectrus, Inc.(a)	17,464	464,368
Total		5,340,489
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.(a)	102,355	2,359,283
Echo Global Logistics, Inc.(a)	32,494	805,201
Radiant Logistics, Inc.(a)	60,763	382,807
Total		3,547,291
Airlines 0.3%
Allegiant Travel Co.	11,819	1,530,206
American Airlines Group, Inc.	8,011	254,429
Total		1,784,635
Building Products 1.3%
Armstrong Flooring, Inc.(a)	37,409	508,762
Gibraltar Industries, Inc.(a)	87,836	3,567,020
Lennox International, Inc.	2,760	729,744
Quanex Building Products Corp.	313,710	4,984,852
Total		9,790,378
Commercial Services & Supplies 0.9%
Brink’s Co. (The)	44,754	3,374,899
Quad/Graphics, Inc.	76,426	909,469
SP Plus Corp.(a)	64,996	2,217,664
Total		6,502,032
Construction & Engineering 2.1%
Aegion Corp.(a)	86,326	1,516,748
EMCOR Group, Inc.	53,201	3,887,929
Fluor Corp.	35,200	1,295,360
Great Lakes Dredge & Dock Corp.(a)	355,770	3,169,911
Primoris Services Corp.	194,325	4,018,641
Sterling Construction Co., Inc.(a)	40,750	510,190
Tutor Perini Corp.(a)	73,180	1,252,841
Total		15,651,620

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	71

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.1%
AZZ, Inc.	89,628	3,668,474
Encore Wire Corp.	5,381	307,901
EnerSys	40,597	2,645,301
GrafTech International Ltd.	131,100	1,676,769
Powell Industries, Inc.	7,204	191,266
Total		8,489,711
Machinery 2.5%
AGCO Corp.	13,900	966,745
Astec Industries, Inc.	26,084	984,932
Columbus McKinnon Corp.	40,906	1,405,121
Greenbrier Companies, Inc. (The)	8,463	272,763
Hyster-Yale Materials Handling, Inc.	11,100	692,196
ITT, Inc.	67,762	3,930,196
LB Foster Co., Class A(a)	4,100	77,162
Manitowoc Co., Inc. (The)(a)	73,700	1,209,417
Milacron Holdings Corp.(a)	201,616	2,282,293
Navistar International Corp.(a)	30,251	977,107
Park-Ohio Holdings Corp.	7,531	243,854
Spartan Motors, Inc.	92,022	812,554
SPX Corp.(a)	102,875	3,579,021
SPX FLOW, Inc.(a)	26,782	854,346
Terex Corp.	8,400	269,892
Titan International, Inc.	54,993	328,308
Total		18,885,907
Professional Services 0.9%
CRA International, Inc.	11,877	600,264
FTI Consulting, Inc.(a)	14,042	1,078,706
Huron Consulting Group, Inc.(a)	24,186	1,142,063
Kelly Services, Inc., Class A	14,275	314,906
Korn/Ferry International	47,333	2,119,572
ManpowerGroup, Inc.	4,100	339,029
TrueBlue, Inc.(a)	44,473	1,051,342
Total		6,645,882
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.6%
ArcBest Corp.	33,272	1,024,445
Ryder System, Inc.	3,000	185,970
Schneider National, Inc., Class B	149,755	3,152,343
USA Truck, Inc.(a)	4,100	59,204
YRC Worldwide, Inc.(a)	51,100	341,859
Total		4,763,821
Trading Companies & Distributors 0.4%
Foundation Building Materials, Inc.(a)	27,587	271,456
Rush Enterprises, Inc., Class A	40,726	1,702,754
Veritiv Corp.(a)	21,914	576,777
WESCO International, Inc.(a)	5,391	285,777
Total		2,836,764
Total Industrials		84,238,530
Information Technology 13.9%
Communications Equipment 2.4%
Acacia Communications, Inc.(a)	6,300	361,305
ADTRAN, Inc.	76,101	1,042,584
Calix, Inc.(a)	87,243	671,771
Comtech Telecommunications Corp.	1,496	34,737
Digi International, Inc.(a)	24,423	309,439
EMCORE Corp.(a)	25,700	93,805
Harmonic, Inc.(a)	65,691	356,045
Infinera Corp.(a)	110,900	481,306
InterDigital, Inc.	64,815	4,276,494
NETGEAR, Inc.(a)	40,783	1,350,733
Netscout Systems, Inc.(a)	19,800	555,786
Plantronics, Inc.	67,178	3,097,577
Radware Ltd.(a)	130,238	3,403,119
Sierra Wireless, Inc.(a)	93,275	1,153,812
Viavi Solutions, Inc.(a)	76,805	950,846
Total		18,139,359
Electronic Equipment, Instruments & Components 2.6%
Anixter International, Inc.(a)	21,179	1,188,354
Avnet, Inc.	34,198	1,483,167
Bel Fuse, Inc., Class B	2,700	68,256
Benchmark Electronics, Inc.	75,787	1,989,409
Daktronics, Inc.	58,266	434,082

72	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Fitbit, Inc., Class A(a)	144,600	856,032
FLIR Systems, Inc.	66,723	3,174,680
Jabil, Inc.	19,900	529,141
MTS Systems Corp.	35,915	1,955,931
Scansource, Inc.(a)	16,218	580,929
SYNNEX Corp.	35,031	3,341,607
Tech Data Corp.(a)	16,620	1,702,054
TTM Technologies, Inc.(a)	149,597	1,754,773
Total		19,058,415
IT Services 1.8%
Conduent, Inc.(a)	111,917	1,547,812
CSG Systems International, Inc.	60,371	2,553,693
KBR, Inc.	92,954	1,774,492
MAXIMUS, Inc.	47,600	3,378,648
Presidio, Inc.	61,200	905,760
TTEC Holdings, Inc.	79,195	2,869,235
Unisys Corp.(a)	62,600	730,542
Total		13,760,182
Semiconductors & Semiconductor Equipment 1.6%
Alpha & Omega Semiconductor Ltd.(a)	14,656	168,691
Amkor Technology, Inc.(a)	119,637	1,021,700
Cirrus Logic, Inc.(a)	61,300	2,578,891
Cohu, Inc.	119,875	1,768,156
Cypress Semiconductor Corp.	95,588	1,426,173
DSP Group, Inc.(a)	21,012	295,639
MKS Instruments, Inc.	15,936	1,482,845
NeoPhotonics Corp.(a)	25,000	157,250
Photronics, Inc.(a)	58,822	555,868
Pixelworks, Inc.(a)	18,800	73,696
Synaptics, Inc.(a)	53,039	2,108,300
Veeco Instruments, Inc.(a)	53,048	575,040
Total		12,212,249
Software 3.5%
Alarm.com Holdings, Inc.(a)	22,154	1,437,794
Aspen Technology, Inc.(a)	7,500	781,950
Avaya Holdings Corp.(a)	20,988	353,228
ChannelAdvisor Corp.(a)	16,126	196,415
FireEye, Inc.(a)	219,211	3,680,553
Common Stocks (continued)
Issuer	Shares	Value ($)
j2 Global, Inc.	34,930	3,024,938
MicroStrategy, Inc., Class A(a)	8,008	1,155,154
Nuance Communications, Inc.(a)	79,371	1,343,751
Progress Software Corp.	155,525	6,900,644
SeaChange International, Inc.(a)	417,142	554,799
Synchronoss Technologies, Inc.(a)	63,600	386,688
Telaria, Inc.(a)	64,312	407,738
Telenav, Inc.(a)	14,125	85,739
TiVo Corp.	625,735	5,831,850
Total		26,141,241
Technology Hardware, Storage & Peripherals 2.0%
Avid Technology, Inc.(a)	21,588	160,831
Cray, Inc.(a)	63,578	1,656,207
Diebold, Inc.(a)	23,626	261,540
Intevac, Inc.(a)	25,044	153,520
NCR Corp.(a)	398,446	10,873,591
Stratasys Ltd.(a)	72,360	1,723,615
Total		14,829,304
Total Information Technology		104,140,750
Materials 5.4%
Chemicals 2.8%
AdvanSix, Inc.(a)	16,030	457,977
Ashland Global Holdings, Inc.	12,400	968,812
Cabot Corp.	10,058	418,715
Huntsman Corp.	141,035	3,171,877
Innophos Holdings, Inc.	327,175	9,861,054
Kraton Performance Polymers, Inc.(a)	32,081	1,032,367
Minerals Technologies, Inc.	40,981	2,409,273
Stepan Co.	7,448	651,849
Trinseo SA	34,180	1,548,354
WR Grace & Co.	9,600	749,184
Total		21,269,462
Containers & Packaging 0.9%
Berry Global Group, Inc.(a)	24,168	1,301,930
Silgan Holdings, Inc.	173,088	5,128,598
Total		6,430,528

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	73

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.2%
Allegheny Technologies, Inc.(a)	103,907	2,656,902
Cleveland-Cliffs, Inc.	191,640	1,914,483
Coeur Mining, Inc.(a)	115,037	469,351
Materion Corp.	3,597	205,245
SunCoke Energy, Inc.(a)	246,536	2,093,091
Warrior Met Coal, Inc.	58,870	1,789,648
Total		9,128,720
Paper & Forest Products 0.5%
Boise Cascade Co.	6,700	179,292
Clearwater Paper Corp.(a)	16,879	328,803
PH Glatfelter Co.	215,472	3,042,464
Verso Corp., Class A(a)	11,400	244,188
Total		3,794,747
Total Materials		40,623,457
Real Estate 9.4%
Equity Real Estate Investment Trusts (REITS) 8.9%
Alexander & Baldwin, Inc.	6,207	157,906
Americold Realty Trust	125,390	3,825,649
Ashford Hospitality Trust, Inc.	172,044	817,209
Braemar Hotels & Resorts, Inc.	4,300	52,503
Brandywine Realty Trust	180,567	2,863,793
Camden Property Trust	6,000	609,000
Chatham Lodging Trust	74,837	1,439,864
Columbia Property Trust, Inc.	46,244	1,040,952
CoreCivic, Inc.	88,009	1,711,775
Corporate Office Properties Trust	115,830	3,162,159
DiamondRock Hospitality Co.	173,278	1,876,601
Equity Commonwealth	359,017	11,736,266
Franklin Street Properties Corp.	34,700	249,493
GEO Group, Inc. (The)	172,562	3,313,190
Getty Realty Corp.	10,667	341,664
Healthcare Trust of America, Inc., Class A	94,275	2,695,322
iStar, Inc.	39,200	330,064
Kite Realty Group Trust	94,260	1,507,217
NexPoint Residential Trust, Inc.	25,634	982,807
Physicians Realty Trust	255,337	4,802,889
Preferred Apartment Communities, Inc., Class A	107,707	1,596,218
Common Stocks (continued)
Issuer	Shares	Value ($)
QTS Realty Trust Inc., Class A	81,035	3,645,765
Rayonier, Inc.	8,200	258,464
RLJ Lodging Trust	156,011	2,741,113
STAG Industrial, Inc.	207,615	6,155,785
Summit Hotel Properties, Inc.	215,766	2,461,890
Sunstone Hotel Investors, Inc.	107,777	1,551,989
Tier REIT, Inc.	41,067	1,176,980
VICI Properties, Inc.	39,000	853,320
Washington Real Estate Investment Trust	101,276	2,874,213
Total		66,832,060
Real Estate Management & Development 0.5%
Consolidated-Tomoka Land Co.	1,716	101,330
Howard Hughes Corporation(a)	9,500	1,045,000
Newmark Group, Inc., Class A	264,270	2,204,012
Total		3,350,342
Total Real Estate		70,182,402
Utilities 6.5%
Electric Utilities 1.8%
Allete, Inc.	40,620	3,340,182
El Paso Electric Co.	32,452	1,908,827
PNM Resources, Inc.	106,926	5,061,877
Portland General Electric Co.	63,971	3,316,257
Total		13,627,143
Gas Utilities 2.8%
National Fuel Gas Co.	69,595	4,242,511
New Jersey Resources Corp.	59,050	2,940,099
Northwest Natural Holding Co.	12,200	800,686
ONE Gas, Inc.	21,624	1,925,185
South Jersey Industries, Inc.	56,785	1,821,095
Southwest Gas Holdings, Inc.	77,895	6,407,643
Spire, Inc.	34,769	2,861,141
Total		20,998,360
Independent Power and Renewable Electricity Producers 0.0%
NRG Energy, Inc.	6,200	263,376
Multi-Utilities 0.4%
Black Hills Corp.	38,213	2,830,437

74	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 1.5%
American States Water Co.	44,123	3,145,970
California Water Service Group	93,371	5,068,178
Connecticut Water Service, Inc.	42,544	2,920,645
Total		11,134,793
Total Utilities		48,854,109
Total Common Stocks (Cost $724,789,636)		724,863,889

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF	13,637	2,012,003
Total Exchange-Traded Funds (Cost $1,875,320)		2,012,003

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(e),(f)	23,888,050	23,885,661
Total Money Market Funds (Cost $23,885,661)		23,885,661
Total Investments in Securities (Cost: $750,550,617)		750,761,553
Other Assets & Liabilities, Net		(1,997,821)
Net Assets		748,763,732

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	16,443,628	49,623,705	(42,179,283)	23,888,050	—	—	145,621	23,885,661
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	75

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	14,134,723	—	—	—	14,134,723
Consumer Discretionary	64,516,673	—	—	—	64,516,673
Consumer Staples	25,559,863	—	—	—	25,559,863
Energy	44,266,041	—	—	—	44,266,041
Financials	185,091,224	—	—	—	185,091,224
Health Care	43,256,117	—	—	—	43,256,117
Industrials	84,238,530	—	—	—	84,238,530
Information Technology	104,140,750	—	—	—	104,140,750
76	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	40,623,457	—	—	—	40,623,457
Real Estate	70,182,402	—	—	—	70,182,402
Utilities	48,854,109	—	—	—	48,854,109
Total Common Stocks	724,863,889	—	—	—	724,863,889
Exchange-Traded Funds	2,012,003	—	—	—	2,012,003
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	23,885,661	23,885,661
Total Investments in Securities	726,875,892	—	0*	23,885,661	750,761,553

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2019	77